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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05629

ING Investors Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258

(Address of principal executive offices)            (Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2008

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING AllianceBernstein Mid Cap Growth Portfolio
ING American Funds Bond Portfolio
ING American Funds Growth Portfolio
ING American Funds Growth-Income Portfolio
ING American Funds International Portfolio
ING BlackRock Inflation Protected Bond Portfolio
ING BlackRock Large Cap Growth Portfolio
ING BlackRock Large Cap Value Portfolio
ING Capital Guardian U.S. Equities Portfolio
ING Disciplined Small Cap Value Portfolio
ING EquitiesPlus Portfolio
ING Evergreen Health Sciences Portfolio
ING Evergreen Omega Portfolio
ING FMRSM Diversified Mid Cap Portfolio
ING Focus 5 Portfolio
ING Franklin Income Portfolio
ING Franklin Mutual Shares Portfolio
ING Franklin Templeton Founding Strategy Portfolio
ING Global Real Estate Portfolio
ING Global Resources Portfolio
ING Global Technology Portfolio
ING International Growth Opportunities Portfolio
ING Janus Contrarian Portfolio
ING JPMorgan Emerging Markets Equity Portfolio
ING JPMorgan Small Cap Core Equity Portfolio
ING JPMorgan Value Opportunities Portfolio
ING Julius Baer Foreign Portfolio
ING Legg Mason Value Portfolio
ING LifeStyle Aggressive Growth Portfolio
ING LifeStyles Conservative Portfolio
ING LifeStyle Growth Portfolio
ING LifeStyle Moderate Portfolio
ING LifeStyle Moderate Growth Portfolio
ING Limited Maturity Bond Portfolio
ING Liquid Assets Portfolio
ING Lord Abbett Affiliated Portfolio
ING Marisco Growth Portfolio
ING Marisco International Opportunities Portfolio
ING MFS Total Return Portfolio
ING MFS Utilities Portfolio
ING Mid Cap Growth Portfolio
ING Oppenheimer Main Street Portfolio®
ING PIMCO Core Bond Portfolio
ING PIMCO High Yield Portfolio
ING Pioneer Equity Income Portfolio
ING Pioneer Fund Portfolio
ING Pioneer Mid Cap Value Portfolio
ING Stock Index Portfolio
ING T. Rowe Price Capital Appreciation Portfolio
ING T. Rowe Price Equity Income Portfolio
ING Templeton Global Growth Portfolio
ING UBS U.S. Allocation Portfolio
ING Van Kampen Capital Growth Portfolio
ING Van Kampen Global Franchise Portfolio
ING Van Kampen Growth and Income Portfolio
ING Van Kampen Large Cap Growth Portfolio
ING Van Kampen Real Estate Portfolio
ING VP Index Plus International Equity Portfolio
ING Wells Fargo Disciplined Value Portfolio
ING Wells Fargo Small Cap Disciplined Portfolio

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING AllianceBernstein Mid Cap Growth Portfolio	as of March 31, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 100.0%
		Airlines: 3.5%
738,220	@	Continental Airlines, Inc.	$14,195,971
			14,195,971
		Biotechnology: 7.7%
578,673	@, L	Applera Corp. - Celera Genomics Group	8,506,493
1,152,450	@, @@	Compugen Ltd.	2,408,621
82,600	@, L	Illumina, Inc.	6,269,340
172,130	@, L	Myriad Genetics, Inc.	6,935,118
215,380	@, @@	Qiagen NV	4,479,904
143,300	@, @@, L	WuXi PharmaTech Cayman, Inc. ADR	3,204,188
			31,803,664
		Commercial Services: 4.7%
69,300	@, @@, L	New Oriental Education & Technology Group ADR	4,494,798
300,100	@, L	Quanta Services, Inc.	6,953,317
231,301	@, L	Vistaprint Ltd.	8,083,970
			19,532,085
		Computers: 6.7%
735,431	@	NetApp, Inc.	14,745,392
569,500	@	Sandisk Corp.	12,853,615
			27,599,007
		Diversified Financial Services: 7.2%
169,825	@, L	Interactive Brokers Group, Inc.	4,359,408
374,860	@, L	Nasdaq Stock Market, Inc.	14,492,088
643,230	@, L	TD Ameritrade Holding Corp.	10,619,727
			29,471,223
		Electric: 1.8%
394,800	@	Dynegy, Inc. - Class A	3,114,972
83,830		ITC Holdings Corp.	4,364,190
			7,479,162
		Electronics: 4.0%
105,800	@@, L	Garmin Ltd.	5,714,258
68,520	@, L	Itron, Inc.	6,182,560
163,300	@	Trimble Navigation Ltd.	4,668,747
			16,565,565
		Engineering & Construction: 2.2%
78,000	@	Shaw Group, Inc.	3,676,920
165,900	@	URS Corp.	5,423,271
			9,100,191
		Hand/Machine Tools: 2.3%
339,935	L	Baldor Electric Co.	9,518,180
			9,518,180
		Healthcare - Products: 9.0%
473,210	@, L	Cepheid, Inc.	11,541,592
1,455,415	@, L	Cerus Corp.	8,397,745
602,790	@, @@, L	Given Imaging Ltd.	10,175,095
123,100	@, L	Hologic, Inc.	6,844,360
			36,958,792
		Home Builders: 0.9%
223,000		D.R. Horton, Inc.	3,512,250
			3,512,250
		Internet: 6.0%
108,620	@@	Ctrip.com International Ltd. ADR	5,759,032
31,000	@, L	Equinix, Inc.	2,061,190
3,172,252	@	Move, Inc.	9,770,536
236,610	@, @@	Shanda Interactive Entertainment Ltd. ADR	6,885,351
			24,476,109
		Lodging: 5.1%
167,700	@, W, L	Gaylord Entertainment Co.	5,079,633
257,395		Wyndham Worldwide Corp.	5,322,929
103,340	@, L	Wynn Resorts Ltd.	10,400,138
			20,802,700
		Oil & Gas: 0.9%
127,800	@	Denbury Resources, Inc.	3,648,690
			3,648,690
		Pharmaceuticals: 1.0%
170,000	@, L	Alnylam Pharmaceuticals, Inc.	4,148,000
			4,148,000
		Retail: 5.1%
154,600		Polo Ralph Lauren Corp.	9,011,634
301,100	@, L	Saks, Inc.	3,754,717
193,900		Tiffany & Co.	8,112,776
			20,879,127
		Semiconductors: 12.4%
2,110,248	@, L	Advanced Micro Devices, Inc.	12,429,361
164,595	@, L	International Rectifier Corp.	3,538,793
397,178	@, L	Lam Research Corp.	15,180,143
420,110	@, L	Netlogic Microsystems, Inc.	10,141,455
313,798	@	Silicon Laboratories, Inc.	9,897,189
			51,186,941

PORTFOLIO OF INVESTMENTS
ING AllianceBernstein Mid Cap Growth Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares				Value
		Software: 10.4%
258,470	@	Activision, Inc.		7,058,816
345,400	@, L	Nuance Communications, Inc.		6,013,414
745,845	@, L	Red Hat, Inc.		13,716,090
210,816	@	Salesforce.com, Inc.		12,199,922
249,100	@, L	Verifone Holdings, Inc.		3,953,217
				42,941,459
		Telecommunications: 9.1%
270,800	@, L	Ciena Corp.		8,348,764
1,118,431	@, L	JDS Uniphase Corp.		14,975,787
569,302	@	Juniper Networks, Inc.		14,232,550
				37,557,101
		Total Common Stock (Cost $459,738,824)		411,376,217

Principal Amount				Value
SHORT-TERM INVESTMENTS: 31.5%
		Securities Lending Collateral(cc): 31.5%
$129,322,000		Bank of New York Mellon Corp. Institutional Cash Reserves		$129,322,000
		Total Short-Term Investments (Cost $129,322,000)		129,322,000
		Total Investments in Securities
		(Cost $589,060,824)*	131.5%	$540,698,217
		Other Assets and Liabilities - Net	(31.5)	(129,410,207)
		Net Assets	100.0%	$411,288,010

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	W	When-issued or delayed delivery security
	L	Loaned security, a portion or all of the security is on loan at March 31, 2008.

	*	Cost for federal income tax purposes is $632,135,353.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$20,617,339
		Gross Unrealized Depreciation		(112,054,475)
		Net Unrealized Depreciation		$(91,437,136)

PORTFOLIO OF INVESTMENTS
ING AllianceBernstein Mid Cap Growth Portfolio	as of March 31, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolios own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolios investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$411,376,217	$—
Level 2- Other Significant Observable Inputs	—	—
Level 3- Significant Unobservable Inputs	—	—
Total	$411,376,217	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of March 31, 2008, were as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 12/31/07	$—	$—
Net purchases (sales)	—	—
Total realized and unrealized gain (loss)	—	—
Transfers in and/or out of Level 3	—	—
Balance at 03/31/08	$—	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

PORTFOLIO OF INVESTMENTS
ING American Funds Bond Portfolio	as of March 31, 2008 (Unaudited)

Shares				Value
(Amounts in				(Amounts in
Thousands)				Thousands)
AFFILIATED INVESTMENT COMPANIES: 0.1%
3,882		American Funds Bond Fund - Class 1 Shares		$42,976
		Total Investments in Securities
		(Cost $43,019)*	103.1%	$42,976
		Other Assets and Liabilities - Net	(3.1)	(1,310)
		Net Assets	100.0%	$41,666

	*	Cost for federal income tax purposes is the same as for financial statement purposes.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$––
		Gross Unrealized Depreciation		(43)
		Net Unrealized Depreciation		$(43)

PORTFOLIO OF INVESTMENTS
ING American Funds Bond Portfolio	as of March 31, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolios own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolios investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$42,976,054	$—
Level 2- Other Significant Observable Inputs	—	—
Level 3- Significant Unobservable Inputs	—	—
Total	$42,976,054	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of March 31, 2008, were as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 12/31/07	$—	$—
Net purchases (sales)	—	—
Total realized and unrealized gain (loss)	—	—
Transfers in and/or out of Level 3	—	—
Balance at 03/31/08	$—	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

PORTFOLIO OF INVESTMENTS
ING American Funds Growth Portfolio	as of March 31, 2008 (Unaudited)

Shares				Value
(Amounts in				(Amounts in
Thousands)				Thousands)
AFFILIATED INVESTMENT COMPANIES: 0.1%

38,501		American Funds Growth Fund - Class 2 Shares		$2,327,026

		Total Investments in Securities
		(Cost $2,115,893)*	100.3%	$2,327,026
		Other Assets and Liabilities - Net	(0.3)	(6,140)
		Net Assets	100.0%	$2,320,885

	*	Cost for federal income tax purposes is the same as for financial statement purposes.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$211,133
		Gross Unrealized Depreciation		—
		Net Unrealized Appreciation		$211,133

PORTFOLIO OF INVESTMENTS
ING American Funds Growth Portfolio	as of March 31, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolios own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolios investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$2,327,025,664	$—
Level 2- Other Significant Observable Inputs	—	—
Level 3- Significant Unobservable Inputs	—	—
Total	$2,327,025,664	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of March 31, 2008, were as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 12/31/07	$—	$—
Net purchases (sales)	—	—
Total realized and unrealized gain (loss)	—	—
Transfers in and/or out of Level 3	—	—
Balance at 03/31/08	$—	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

PORTFOLIO OF INVESTMENTS
ING American Funds Growth-Income Portfolio	as of March 31, 2008 (Unaudited)

Shares				Value
(Amounts in				(Amounts in
Thousands)				Thousands)
AFFILIATED INVESTMENT COMPANIES: 0.1%

39,808		American Funds Growth and Income Fund - Class 2 Shares		$1,531,406

		Total Investments in Securities (Cost $1,489,734)*	100.3%	$1,531,406
		Other Assets and Liabilities - Net	(0.3)	(4,357)
		Net Assets	100.0%	$1,527,049

	*	Cost for federal income tax purposes is the same as for financial purposes.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$41,671
		Gross Unrealized Depreciation		—
		Net Unrealized Appreciation		$41,671

PORTFOLIO OF INVESTMENTS
ING American Funds Growth-Income Portfolio	as of March 31, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolios own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolios investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$1,531,405,872	$—
Level 2- Other Significant Observable Inputs	—	—
Level 3- Significant Unobservable Inputs	—	—
Total	$1,531,405,872	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of March 31, 2008, were as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 12/31/07	$—	$—
Net purchases (sales)	—	—
Total realized and unrealized gain (loss)	—	—
Transfers in and/or out of Level 3	—	—
Balance at 03/31/08	$—	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

PORTFOLIO OF INVESTMENTS
ING American Funds International Portfolio	as of March 31, 2008 (Unaudited)

Shares				Value
(Amounts in				(Amounts in
Thousands)				Thousands)
AFFILIATED INVESTMENT COMPANIES: 0.1%

67,309		American Funds International Fund - Class 2 Shares		$1,508,399

		Total Investments in Securities
		(Cost $1,288,836)*	100.2%	$1,508,399
		Other Assets and Liabilities - Net	(0.2)	(3,441)
		Net Assets	100.0%	$1,504,958

	*	Cost for federal income tax purposes is the same as for financial statement purposes.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$219,563
		Gross Unrealized Depreciation		—
		Net Unrealized Appreciation		$219,563

PORTFOLIO OF INVESTMENTS
ING American Funds International Portfolio	as of March 31, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolios own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolios investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$1,508,399,282	$—
Level 2- Other Significant Observable Inputs	—	—
Level 3- Significant Unobservable Inputs	—	—
Total	$1,508,399,282	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of March 31, 2008, were as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 12/31/07	$—	$—
Net purchases (sales)	—	—
Total realized and unrealized gain (loss)	—	—
Transfers in and/or out of Level 3	—	—
Balance at 03/31/08	$—	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

PORTFOLIO OF INVESTMENTS
ING BlackRock Inflation Protected Bond Portfolio	as of March 31, 2008 (Unaudited)

Principal Amount			Value
CORPORATE BONDS/NOTES: 1.3%
		Diversified Financial Services: 1.1%
$590,000		Bear Stearns Cos., Inc., 6.080%, due 03/10/14	$493,388
1,475,000		Lehman Brothers Holdings, Inc., 5.625%, due 01/24/13	1,435,725
800,000	S	SLM Corp., 6.400%, due 01/31/14	521,000
			2,450,113
		Multi - National: 0.2%
445,000	@@	International Bank for Reconstruction & Development, 5.990%, due 12/10/13	462,003
			462,003
		Total Corporate Bonds/Notes (Cost $3,131,024)	2,912,116
U.S. TREASURY OBLIGATIONS: 54.6%
		U.S. Treasury Bonds: 0.2%
280,000	S	4.625%, due 11/15/16	309,006
			309,006
		Treasury Inflation Indexed Protected Securities: 54.4%
7,205,000	S	0.875%, due 04/15/10	8,217,845
7,800,000		1.625%, due 01/15/15	9,148,621
9,055,000		1.625%, due 01/15/18	9,583,196
8,988,000		1.750%, due 01/15/28	8,980,251
3,585,000	S	1.875%, due 07/15/13	4,445,240
3,305,000	S	1.875%, due 07/15/15	3,872,638
7,105,000		2.000%, due 04/15/12	7,959,435
4,760,000	S	2.000%, due 01/15/14	5,891,390
1,995,000		2.000%, due 07/15/14	2,426,882
1,685,000		2.000%, due 01/15/26	1,847,999
6,790,000		2.375%, due 04/15/11	7,760,135
3,900,000		2.375%, due 01/15/17	4,557,275
10,335,000	S	2.375%, due 01/15/25	12,595,848
8,730,000	S	2.375%, due 01/15/27	9,977,130
685,000		2.625%, due 07/15/17	795,199
2,915,000	S	3.000%, due 07/15/12	3,836,521
3,840,000	S	3.375%, due 04/15/32	5,997,751
4,130,000	S	3.500%, due 01/15/11	5,540,619
1,830,000	S	3.625%, due 04/15/28	3,097,649
1,500,000		4.250%, due 01/15/10	2,042,451
			118,574,075
		Total U.S. Treasury Obligations (Cost $113,822,894)	118,883,081
ASSET-BACKED SECURITIES: 6.8%
		Automobile Asset-Backed Securities: 5.3%
1,692,512	C	Daimler Chrysler Auto Trust, 5.000%, due 05/08/10	1,705,251
1,571,983	C	Ford Credit Auto Owner Trust, 5.050%, due 03/15/10	1,583,404
1,598,713	C	Harley-Davidson Motorcycle Trust, 5.290%, due 01/18/11	1,608,658
1,590,575	C	Honda Auto Receivables Owner Trust, 5.300%, due 07/21/10	1,606,647
2,015,000	C	USAA Auto Owner Trust, 5.040%, due 04/15/10	2,031,205
1,243,993	C	USAA Auto Owner Trust, 5.320%, due 09/15/10	1,252,864
1,697,832	C	USAA Auto Owner Trust, 5.360%, due 02/15/11	1,717,577
			11,505,606
		Credit Card Asset-Backed Securities: 0.8%
1,600,000	C	Chase Issuance Trust, 5.120%, due 10/15/14	1,656,008
			1,656,008
		Home Equity Asset-Backed Securities: 0.4%
486,830	C	Citigroup Mortgage Loan Trust, Inc., 2.709%, due 03/25/37	455,744
546,917	C	HSI Asset Securitization Corp. Trust, 2.649%, due 10/25/36	503,619
			959,363
		Other Asset-Backed Securities: 0.3%
726,744	C	Countrywide Asset-Backed Certificates, 2.649%, due 07/25/37	694,032
			694,032
		Total Asset-Backed Securities (Cost $14,711,513)	14,815,009
COLLATERALIZED MORTGAGE OBLIGATIONS: 6.7%
965,000	C	Banc of America Commercial Mortgage, Inc., 4.933%, due 07/10/45	946,050
2,555,349	C	Bear Stearns Adjustable Rate Mortgage Trust, 5.650%, due 07/25/36	2,471,395
891,826	C	Countrywide Asset-Backed Certificates, 2.726%, due 03/20/47	678,384
1,641,000	C	Credit Suisse First Boston Mortgage Securities Corp., 6.505%, due 02/15/34	1,694,119
711,846	C	Deutsche Alternative-A Securities, Inc. Alternate Loan Trust, 2.679%, due 04/25/36	700,653
905,000	C	GMAC Commercial Mortgage Securities, Inc., 4.547%, due 12/10/41	875,248
565,000	C	GMAC Commercial Mortgage Securities, Inc., 6.957%, due 09/15/35	584,986
700,000	C	GMAC Commercial Mortgage Securities, Inc., 7.594%, due 08/16/33	732,599
1,380,355	C	JPMorgan Chase Commercial Mortgage Securities Corp., 6.044%, due 11/15/35	1,397,435
1,500,000	C	JPMorgan Chase Commercial Mortgage Securities Corp., 6.429%, due 04/15/35	1,537,676

PORTFOLIO OF INVESTMENTS
ING BlackRock Inflation Protected Bond Portfolio	as of March 31, 2008 (Unaudited) (continued)

Principal Amount					Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$210,806		C	LB-UBS Commercial Mortgage Trust, 5.642%, due 12/15/25		$212,096
1,207,030		C	Prudential Securities Secured Financing Corp., 6.480%, due 11/01/31		1,209,164
1,249,546		C	Residential Accredit Loans, Inc., 2.749%, due 02/25/47		875,868
775,000		C	Wachovia Bank Commercial Mortgage Trust, 5.742%, due 05/15/43		784,064

			Total Collateralized Mortgage Obligations (Cost $14,724,704)		14,699,737

OTHER BONDS: 17.8%
			Foreign Government Bonds: 17.8%
EUR	6,185,220		Bundesobligation I/L, 2.250%, due 04/15/13		10,185,824
EUR	7,017,915	S	Deutschland Inflation Linked Bond, 1.500%, due 04/15/16		11,032,965
EUR	7,225,190	S	France Government International Bond OAT, 1.800%, due 07/25/40		10,433,870
EUR	4,525,038	S	Italy Buoni Poliennali Del Tesoro, 0.950%, due 09/15/10		7,092,416

			Total Other Bonds
			(Cost $34,410,207)		38,745,075

			Total Long-Term Investments
			(Cost $180,800,342)		190,055,018

SHORT-TERM INVESTMENTS: 11.4%
			U.S. Government Agency Obligations: 11.4%
$3,100,000			Fannie Mae, Discount Note, due 04/01/08		3,100,000
300,000			Fannie Mae, Discount Note, due 04/28/08		299,601
21,500,000		Z	Federal Home Loan Bank, 1.300% due 04/01/08		21,499,104

			Total Short-Term Investments (Cost $24,898,705)		24,898,705

			Total Investments in Securities
			(Cost $205,699,047)*	98.6%	$214,953,723
			Other Assets and Liabilities - Net	1.4	2,968,973
			Net Assets	100.0%	$217,922,696

		@@	Foreign Issuer
		C	Bond may be called prior to maturity date.
		S	All or a portion of this security is segregated for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.
		Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
		EUR	EU Euro

		*	Cost for federal income tax purposes is $205,810,192.
			Net unrealized appreciation consists of:
			Gross Unrealized Appreciation		$9,598,189
			Gross Unrealized Depreciation		(454,658)
			Net Unrealized Appreciation		$9,143,531

PORTFOLIO OF INVESTMENTS
ING BlackRock Inflation Protected Bond Portfolio	as of March 31, 2008 (Unaudited) (continued)

ING BlackRock Inflation Protected Bond Portfolio Interest Rate Swap Agreements Outstanding on March 31, 2008:

	Termination Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 4.463% Counterparty: Barclays Bank PLC, London	01/08/18	USD	3,000,000	$(103,324)
				$(103,324)

PORTFOLIO OF INVESTMENTS
ING BlackRock Inflation Protected Bond Portfolio	as of March 31, 2008 (Unaudited) (continued)

ING BlackRock Inflation Protected Bond Portfolio Total Return Swap Agreements Outstanding on March 31, 2008:

	Termination Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Receive positive total return on Barclays US Government Inflation Linked All Maturities Total Return Index. Pay a floating rate based on 3-month USD-LIBOR minus 25 bps and, if negative, the absolute value of the total return on the index. Counterparty: Barclays Bank PLC, London	07/31/08	USD	27,500,000	$(344,802)
				$(344,802)

PORTFOLIO OF INVESTMENTS
ING BlackRock Inflation Protected Bond Portfolio	as of March 31, 2008 (Unaudited) (continued)

At March 31, 2008 the following forward currency contracts were outstanding for the ING BlackRock Inflation Protected Bond Portfolio:

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
			USD
Euro
EUR 17,836,288	Sell	4/23/08	26,147,998	28,137,020	$(1,989,022)

Euro
EUR 362,484	Sell	4/23/08	535,342	571,824	(36,482)

Euro
EUR 341,000	Sell	4/23/08	496,134	537,933	(41,799)

British Pound Sterling
GBP 11,000	Sell	4/23/08	21,613	21,795	(182)
					$(2,067,485)

PORTFOLIO OF INVESTMENTS
ING BlackRock Inflation Protected Bond Portfolio	as of March 31, 2008 (Unaudited) (continued)

ING BlackRock Inflation Protected Bond Portfolio Open Futures Contracts on March 31,2008

				Unrealized
	Number of	Notional		Appreciation/
Contract Description	Contracts	Market Value ($)	Expiration Date	(Depreciation)
Long Contracts
90-Day Eurodollar	6	1,464,450	06/15/09	$1,857
90-Day Eurodollar	52	12,665,250	09/14/09	25,857
U.S. Treasury 2-Year Note	111	23,826,845	06/30/08	32,759
U.S. Treasury 5-Year Note	21	2,398,922	06/30/08	7,343
U.S. Treasury 10-Year Note	114	13,560,657	06/19/08	49,441
				$117,257
Short Contracts
90-Day Eurodollar	6	(1,450,875)	06/14/10	$(1,518)
U.S. Treasury Long Bond	89	(10,572,922)	06/19/08	68,794
				$67,276

PORTFOLIO OF INVESTMENTS
ING BlackRock Inflation Protected Bond Portfolio	as of March 31, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolios own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolios investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$—	$184,533
Level 2- Other Significant Observable Inputs	214,953,723	2,308,963
Level 3- Significant Unobservable Inputs	—	—
Total	$214,953,723	$2,493,496

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of March 31, 2008, were as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 12/31/07	$—	$—
Net purchases (sales)	—	—
Total realized and unrealized gain (loss)	—	—
Transfers in and/or out of Level 3	—	—
Balance at 03/31/08	$—	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

PORTFOLIO OF INVESTMENTS
ING BlackRock Large Cap Growth Portfolio	as of March 31, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 99.9%

		Advertising: 1.0%
87,000		Omnicom Group	$3,843,660
			3,843,660
		Aerospace/Defense: 4.9%
67,000		DRS Technologies, Inc.	3,904,760
37,000		L-3 Communications Holdings, Inc.	4,045,580
56,000		Lockheed Martin Corp.	5,560,800
71,000		Raytheon Co.	4,587,310
			18,098,450
		Apparel: 1.4%
75,000		Nike, Inc.	5,100,000
			5,100,000
		Beverages: 1.9%
93,000	@, L	Hansen Natural Corp.	3,282,900
109,000		Pepsi Bottling Group, Inc.	3,696,190
			6,979,090
		Biotechnology: 2.2%
67,000	@, L	Biogen Idec, Inc.	4,133,230
48,000	@, L	Invitrogen Corp.	4,102,560
			8,235,790
		Chemicals: 2.6%
63,000		Monsanto Co.	7,024,500
26,000	@, L	Mosaic Co.	2,667,600
			9,692,100
		Commercial Services: 3.3%
136,000	@@, L	Accenture Ltd.	4,783,120
75,000	@, L	Apollo Group, Inc. - Class A	3,240,000
104,000	@	Hewitt Associates, Inc.	4,136,080
			12,159,200
		Computers: 11.6%
36,000	@	Affiliated Computer Services, Inc.	1,803,960
29,000	@, L	DST Systems, Inc.	1,906,460
208,000		Electronic Data Systems Corp.	3,463,200
226,000		Hewlett-Packard Co.	10,319,160
90,000		International Business Machines Corp.	10,362,600
189,000	L	Seagate Technology, Inc.	3,957,660
241,000	@	Sun Microsystems, Inc.	3,742,730
169,000	@	Synopsys, Inc.	3,837,990
130,000	@, L	Western Digital Corp.	3,515,200
			42,908,960
		Cosmetics/Personal Care: 0.1%
7,000		Procter & Gamble Co.	490,490
			490,490
		Electrical Components & Equipment: 1.0%
88,000		Hubbell, Inc.	3,844,720
			3,844,720
		Electronics: 3.6%
84,000	@	Agilent Technologies, Inc.	2,505,720
119,000		Applera Corp. - Applied Biosystems Group	3,910,340
40,000	@, @@	Mettler Toledo International, Inc.	3,884,800
56,000	@	Waters Corp.	3,119,200
			13,420,060
		Environmental Control: 1.9%
249,000	@	Allied Waste Industries, Inc.	2,691,690
130,000	L	Waste Management, Inc.	4,362,800
			7,054,490
		Healthcare - Products: 4.0%
98,000		Baxter International, Inc.	5,666,360
46,000		CR Bard, Inc.	4,434,400
15,000	@	Henry Schein, Inc.	861,000
82,000	@, L	Kinetic Concepts, Inc.	3,790,860
			14,752,620
		Healthcare - Services: 7.2%
109,000		Aetna, Inc.	4,587,810
78,000	@	Coventry Health Care, Inc.	3,147,300
89,000	@	Humana, Inc.	3,992,540
16,000	@	Laboratory Corp. of America Holdings	1,177,410
134,000	@	Lincare Holdings, Inc.	3,766,740
175,000		UnitedHealth Group, Inc.	6,013,000
93,000	@	WellPoint, Inc.	4,104,090
			26,788,890
		Housewares: 0.4%
37,000	L	Toro Co.	1,531,430
			1,531,430
		Insurance: 1.5%
52,000	@@	PartnerRe Ltd.	3,967,600
26,000		Transatlantic Holdings, Inc.	1,725,100
			5,692,700

PORTFOLIO OF INVESTMENTS
ING BlackRock Large Cap Growth Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Internet: 2.5%
183,000	@	eBay, Inc.	$5,460,720
119,000	@	McAfee, Inc.	3,937,710
			9,398,430
		Machinery - Diversified: 4.6%
68,000	@	AGCO Corp.	4,071,840
59,000		Cummins, Inc.	2,762,380
48,000		Deere & Co.	3,861,120
20,000		Flowserve Corp.	2,087,600
73,000	L	Rockwell Automation, Inc.	4,191,660
			16,974,600
		Media: 1.5%
171,000		Walt Disney Co.	5,365,980
			5,365,980
		Miscellaneous Manufacturing: 1.1%
94,000		Dover Corp.	3,927,320
			3,927,320
		Office Furnishings: 0.6%
204,000		Steelcase, Inc.	2,256,240
			2,256,240
		Oil & Gas: 6.2%
69,000		ENSCO International, Inc.	4,320,780
106,000	L	ExxonMobil Corp.	8,965,480
108,000		Frontier Oil Corp.	2,944,080
36,000		Noble Energy, Inc.	2,620,800
82,000		Valero Energy Corp.	4,027,020
			22,878,160
		Oil & Gas Services: 1.3%
81,000	@, L	National Oilwell Varco, Inc.	4,728,780
			4,728,780
		Packaging & Containers: 2.2%
72,000	@	Owens-Illinois, Inc.	4,062,960
174,000		Packaging Corp. of America	3,885,420
			7,948,380
		Pharmaceuticals: 7.3%
97,000		AmerisourceBergen Corp.	3,975,060
82,000		Eli Lilly & Co.	4,230,380
72,000	@, L	Express Scripts, Inc.	4,631,040
85,000	@@	Herbalife Ltd.	4,037,500
114,000	@	Medco Health Solutions, Inc.	4,992,060
65,945		Pfizer, Inc.	1,380,229
131,000	@	Watson Pharmaceuticals, Inc.	3,840,920
			27,087,189
		Retail: 5.5%
33,000	@, L	Autozone, Inc.	3,756,390
112,000		Best Buy Co., Inc.	4,643,520
79,000	@, L	GameStop Corp.	4,085,090
200,000	L	RadioShack Corp.	3,250,000
145,000		TJX Cos., Inc.	4,795,150
			20,530,150
		Semiconductors: 7.6%
256,000	@	Integrated Device Technology, Inc.	2,286,080
144,000	L	Intersil Corp.	3,696,480
85,000		KLA-Tencor Corp.	3,153,500
137,000	@, L	Novellus Systems, Inc.	2,883,850
189,000	@	Nvidia Corp.	3,740,310
252,000	@	QLogic Corp.	3,868,200
205,000		Texas Instruments, Inc.	5,795,350
110,000	L	Xilinx, Inc.	2,612,500
			28,036,270
		Software: 9.6%
125,000	@, L	BMC Software, Inc.	4,065,000
186,000		CA, Inc.	4,185,000
438,000	@, L	Compuware Corp.	3,214,920
572,000		Microsoft Corp.	16,233,360
391,000	@	Oracle Corp.	7,647,960
			35,346,240
		Telecommunications: 1.3%
17,000	@	Cisco Systems, Inc.	409,530
171,000	@, L	Juniper Networks, Inc.	4,275,000
			4,684,530
		Total Common Stock
		(Cost $405,929,656)	369,754,919

Principal Amount			Value
SHORT-TERM INVESTMENTS: 10.8%
		U.S. Government Agency Obligations: 0.0%
$137,000	L, Z	Federal Home Loan Bank, 1.300% due 04/01/08	$136,995

		Total U.S. Government Agency Obligations
		(Cost $136,995)	136,995

PORTFOLIO OF INVESTMENTS
ING BlackRock Large Cap Growth Portfolio	as of March 31, 2008 (Unaudited) (continued)

Principal Amount				Value
		Securities Lending Collateral(cc): 10.8%
$39,834,000		Bank of New York Mellon Corp. Institutional Cash Reserves		$39,834,000
		Total Securities Lending Collateral
		(Cost $39,834,000)		39,834,000

		Total Short-Term Investments
		(Cost $39,970,995)		39,970,995

		Total Investments in Securities
		(Cost $445,900,651)*	110.7%	$409,725,914
		Other Assets and Liabilities - Net	(10.7)	(39,644,340)
		Net Assets	100.0%	$370,081,574

	@	Non-income producing security
	@@	Foreign Issuer
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2008.
	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

	*	Cost for federal income tax purposes is $447,553,640.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$7,305,598
		Gross Unrealized Depreciation		(45,133,324)
		Net Unrealized Depreciation		$(37,827,726)

PORTFOLIO OF INVESTMENTS
ING BlackRock Large Cap Growth Portfolio	as of March 31, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolios own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolios investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$369,754,919	$—
Level 2- Other Significant Observable Inputs	136,995	—
Level 3- Significant Unobservable Inputs	—	—
Total	$369,891,914	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of March 31, 2008, were as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 12/31/07	$—	$—
Net purchases (sales)	—	—
Total realized and unrealized gain (loss)	—	—
Transfers in and/or out of Level 3	—	—
Balance at 03/31/08	$—	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

PORTFOLIO OF INVESTMENTS
ING BlackRock Large Cap Value Portfolio	as of March 31, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 99.7%

		Aerospace/Defense: 5.5%
10,000	L	DRS Technologies, Inc.	$582,800
31,000		General Dynamics Corp.	2,584,470
19,000		L-3 Communications Holdings, Inc.	2,077,460
32,000		Northrop Grumman Corp.	2,489,920
31,000		Raytheon Co.	2,002,910
			9,737,560
		Banks: 0.7%
35,000		Bank of America Corp.	1,326,850
			1,326,850
		Beverages: 1.6%
50,000		Coca-Cola Enterprises, Inc.	1,210,000
51,000	L	Pepsi Bottling Group, Inc.	1,729,410
			2,939,410
		Biotechnology: 2.2%
34,000	@	Biogen Idec, Inc.	2,097,460
22,000	@, L	Invitrogen Corp.	1,880,340
			3,977,800
		Chemicals: 0.6%
20,000		FMC Corp.	1,109,800
			1,109,800
		Commercial Services: 1.6%
17,000	@, L	Hewitt Associates, Inc.	676,090
17,000	L	McKesson Corp.	890,290
42,000		RR Donnelley & Sons Co.	1,273,020
7,000		Service Corp. International	70,980
			2,910,380
		Computers: 6.1%
38,000	@, L	Computer Sciences Corp.	1,550,020
72,000		Electronic Data Systems Corp.	1,198,800
35,000		Hewlett-Packard Co.	1,598,100
23,000		International Business Machines Corp.	2,648,220
87,000		Seagate Technology, Inc.	1,821,780
32,000	@, L	Synopsys, Inc.	726,720
49,000	@	Western Digital Corp.	1,324,960
			10,868,600
		Cosmetics/Personal Care: 1.1%
24,000		Colgate-Palmolive Co.	1,869,840
			1,869,840
		Diversified Financial Services: 4.2%
42,000		Ameriprise Financial, Inc.	2,177,700
25,000	L	Janus Capital Group, Inc.	581,750
67,000		JPMorgan Chase & Co.	2,877,650
47,000	@, L	Nasdaq Stock Market, Inc.	1,817,020
			7,454,120
		Electrical Components & Equipment: 0.1%
4,000	L	Hubbell, Inc.	174,760
			174,760
		Electronics: 1.6%
55,000	L	Applera Corp. - Applied Biosystems Group	1,807,300
34,000	@, L	Avnet, Inc.	1,112,820
			2,920,120
		Environmental Control: 1.0%
55,000	L	Waste Management, Inc.	1,845,800
			1,845,800
		Food: 0.9%
63,000	L	Kroger Co.	1,600,200
			1,600,200
		Forest Products & Paper: 0.9%
62,000	L	International Paper Co.	1,686,400
			1,686,400
		Healthcare - Products: 1.9%
30,000		Johnson & Johnson	1,938,675
30,000	@, L	Kinetic Concepts, Inc.	1,386,900
			3,325,575
		Healthcare - Services: 3.0%
40,000		Aetna, Inc.	1,683,600
28,000	@	Coventry Health Care, Inc.	1,129,800
4,000	@, L	Health Net, Inc.	123,200
13,000	@	Humana, Inc.	583,180
43,000	@	WellPoint, Inc.	1,897,590
			5,417,370
		Insurance: 13.0%
41,000	@@	ACE Ltd.	2,257,460
53,000		Allstate Corp.	2,547,180
30,000	L	American Financial Group, Inc.	766,800
44,000		Chubb Corp.	2,177,120

PORTFOLIO OF INVESTMENTS
ING BlackRock Large Cap Value Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Insurance (continued)
30,000		Cigna Corp.	$1,217,100
19,000	@@	Everest Re Group Ltd.	1,701,070
13,000		Hanover Insurance Group, Inc.	534,820
5,000		Hartford Financial Services Group, Inc.	372,500
27,000		HCC Insurance Holdings, Inc.	612,630
43,000		Metlife, Inc.	2,591,180
18,000	@@, L	PartnerRe Ltd.	1,373,400
23,000	@@	RenaissanceRe Holdings Ltd.	1,193,930
50,000	L	Travelers Cos., Inc.	2,392,500
92,000		UnumProvident Corp.	2,024,920
51,000		WR Berkley Corp.	1,412,190
			23,174,800
		Internet: 1.8%
78,000	@, L	Expedia, Inc.	1,707,420
48,000	@	McAfee, Inc.	1,588,320
			3,295,740
		Iron/Steel: 0.5%
17,000		Carpenter Technology Corp.	951,490
			951,490
		Machinery - Diversified: 3.2%
29,000	@, L	AGCO Corp.	1,736,520
34,000		Deere & Co.	2,734,960
5,000		Flowserve Corp.	521,900
19,000	@, L	Gardner Denver, Inc.	704,900
			5,698,280
		Media: 1.6%
88,000		Walt Disney Co.	2,761,440
			2,761,440
		Miscellaneous Manufacturing: 6.8%
29,000		Dover Corp.	1,211,620
159,000		General Electric Co.	5,884,590
23,000		Honeywell International, Inc.	1,297,660
29,000		Parker Hannifin Corp.	2,008,830
16,000		SPX Corp.	1,678,400
			12,081,100
		Office/Business Equipment: 1.0%
122,000		Xerox Corp.	1,826,340
			1,826,340
		Oil & Gas: 20.4%
20,000		Anadarko Petroleum Corp.	1,260,600
81,000		Chevron Corp.	6,914,160
69,000		ConocoPhillips	5,258,490
28,000		ENSCO International, Inc.	1,753,360
146,000		ExxonMobil Corp.	12,348,680
48,000		Frontier Oil Corp.	1,308,480
58,000	L	Marathon Oil Corp.	2,644,800
2,000		Noble Energy, Inc.	145,600
48,000		Occidental Petroleum Corp.	3,512,160
28,000		Valero Energy Corp.	1,375,080
			36,521,410
		Packaging & Containers: 1.0%
32,000	@	Owens-Illinois, Inc.	1,805,760
			1,805,760
		Pharmaceuticals: 7.9%
44,000		AmerisourceBergen Corp.	1,803,120
43,000		Eli Lilly & Co.	2,218,370
47,000	@, L	King Pharmaceuticals, Inc.	408,900
34,000	@	Medco Health Solutions, Inc.	1,488,860
37,000		Merck & Co., Inc.	1,404,150
283,000		Pfizer, Inc.	5,923,190
27,000	@	Watson Pharmaceuticals, Inc.	791,640
			14,038,230
		Retail: 2.0%
6,000	@	BJ’s Wholesale Club, Inc.	214,140
97,000		Gap, Inc.	1,908,960
94,000	L	RadioShack Corp.	1,527,500
			3,650,600
		Savings & Loans: 0.5%
54,000		Hudson City Bancorp., Inc.	954,720
			954,720
		Semiconductors: 1.3%
31,000	@, L	Integrated Device Technology, Inc.	276,830
17,000	L	KLA-Tencor Corp.	630,700
63,000	@, L	Novellus Systems, Inc.	1,326,150
			2,233,680
		Software: 1.9%
37,000	@	BMC Software, Inc.	1,203,240
58,000		CA, Inc.	1,305,000
122,000	@, L	Compuware Corp.	895,480
			3,403,720
		Telecommunications: 2.8%
78,000		AT&T, Inc.	2,987,400
68,000	@, L	Juniper Networks, Inc.	1,700,000

PORTFOLIO OF INVESTMENTS
ING BlackRock Large Cap Value Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Telecommunications (continued)
58,000	L	Qwest Communications International, Inc.	$262,740
			4,950,140
		Transportation: 1.0%
12,000		CSX Corp.	669,960
21,000	L	Tidewater, Inc.	1,157,311
			1,827,271
		Total Common Stock
		(Cost $186,740,251)	178,339,306

Principal Amount				Value
SHORT-TERM INVESTMENTS: 27.7%
		U.S. Government Agency Obligations: 7.1%
$12,700,000	L, Z	Federal Home Loan Bank, 1.300% due 04/01/08		$12,699,541

		Total U.S. Government Agency Obligations
		(Cost $12,699,541)		12,699,541
		Securities Lending Collateral(cc): 20.6%
36,837,000		Bank of New York Mellon Corp. Institutional Cash Reserves		36,837,000
		Total Securities Lending Collateral
		(Cost $36,837,000)		36,837,000

		Total Short-Term Investments
		(Cost $49,536,541)		49,536,541
		Total Investments in Securities
		(Cost $236,276,792)*	127.4%	$227,875,847
		Other Assets and Liabilities - Net	(27.4)	(49,048,429)
		Net Assets	100.0%	$178,827,418
	@	Non-income producing security
	@@	Foreign Issuer
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2008.
	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

	*	Cost for federal income tax purposes is $263,781,816.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$7,129,685
		Gross Unrealized Depreciation		(16,035,654)
		Net Unrealized Depreciation		$(8,905,969)

PORTFOLIO OF INVESTMENTS
ING BlackRock Large Cap Value Portfolio	as of March 31, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolios own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolios investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$178,339,306	$—
Level 2- Other Significant Observable Inputs	12,699,541	—
Level 3- Significant Unobservable Inputs	—	—
Total	$191,038,847	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of March 31, 2008, were as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 12/31/07	$—	$—
Net purchases (sales)	—	—
Total realized and unrealized gain (loss)	—	—
Transfers in and/or out of Level 3	—	—
Balance at 03/31/08	$—	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

PORTFOLIO OF INVESTMENTS
ING Capital Guardian U.S. Equities Portfolio	as of March 31, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 97.1%

		Advertising: 0.2%
14,900		Omnicom Group	$658,282
			658,282
		Aerospace/Defense: 1.6%
56,900		Boeing Co.	4,231,653
34,100		United Technologies Corp.	2,346,762
			6,578,415
		Agriculture: 1.1%
59,500		Altria Group, Inc.	1,320,900
59,500	@	Philip Morris International, Inc.	3,009,510
			4,330,410
		Airlines: 0.5%
154,200		Southwest Airlines Co.	1,912,080
			1,912,080
		Auto Manufacturers: 0.7%
361,100	@, L	Ford Motor Co.	2,065,492
48,500	L	General Motors Corp.	923,925
			2,989,417
		Auto Parts & Equipment: 0.4%
47,400		Johnson Controls, Inc.	1,602,120
			1,602,120
		Banks: 2.9%
18,300	L	Capital One Financial Corp.	900,726
53,500		Fifth Third Bancorp.	1,119,220
28,000		SunTrust Bank	1,543,920
177,809	L	Wachovia Corp.	4,800,843
117,900	L	Wells Fargo & Co.	3,430,890
			11,795,599
		Beverages: 1.6%
19,800		Anheuser-Busch Cos., Inc.	939,510
19,200		Coca-Cola Co.	1,168,704
63,200		PepsiCo, Inc.	4,563,040
			6,671,254
		Biotechnology: 3.5%
138,900	@	Genentech, Inc.	11,275,902
176,200	@, L	Millennium Pharmaceuticals, Inc.	2,724,052
			13,999,954
		Building Materials: 0.1%
31,700	@, L	Owens Corning, Inc.	574,721
			574,721
		Chemicals: 2.0%
24,700		Celanese Corp.	964,535
19,400		Monsanto Co.	2,163,100
33,000	@@	Potash Corp. of Saskatchewan	5,121,930
			8,249,565
		Coal: 0.4%
29,100	L	Peabody Energy Corp.	1,484,100
			1,484,100
		Commercial Services: 1.1%
28,400	@, L	Monster Worldwide, Inc.	687,564
27,700	L	Moody’s Corp.	964,791
56,400	L	Paychex, Inc.	1,932,264
14,000	@	Visa, Inc.	873,040
			4,457,659
		Computers: 3.7%
20,000	@, L	Affiliated Computer Services, Inc.	1,002,200
18,000	@	Apple, Inc.	2,583,000
162,100	@, L	Brocade Communications Systems, Inc.	1,183,330
24,000	@, L	Cognizant Technology Solutions Corp.	691,920
103,500	@	Dell, Inc.	2,061,720
6,400		International Business Machines Corp.	736,896
30,500	@, L	NetApp, Inc.	611,525
77,500	@, @@, L	Qimonda AG ADR	334,025
179,700	@, L	Sandisk Corp.	4,055,829
52,200	L	Seagate Technology, Inc.	1,093,068
49,075	@, L	Sun Microsystems, Inc.	762,135
			15,115,648
		Cosmetics/Personal Care: 0.3%
34,100	@, L	Bare Escentuals, Inc.	798,622
11,500	L	Estee Lauder Cos., Inc.	527,275
			1,325,897
		Diversified Financial Services: 7.0%
9,100	@, L	AmeriCredit Corp.	91,637
108,000	L	Fannie Mae	2,842,560
165,300	L	Freddie Mac	4,185,396
47,000		Goldman Sachs Group, Inc.	7,773,330
210,860		JPMorgan Chase & Co.	9,056,437

PORTFOLIO OF INVESTMENTS
ING Capital Guardian U.S. Equities Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Diversified Financial Services (continued)
91,100	L	Lehman Brothers Holdings, Inc.	$3,429,004
75,100	@, L	SLM Corp.	1,152,785
			28,531,149
		Electric: 1.3%
45,200	@, L	AES Corp.	753,484
20,300		Allegheny Energy, Inc.	1,025,150
51,700	L	CMS Energy Corp.	700,018
33,600		Edison International	1,647,072
34,750	L	Pinnacle West Capital Corp.	1,219,030
			5,344,754
		Electrical Components & Equipment: 0.6%
31,000		Emerson Electric Co.	1,595,260
11,400	@, L	Energizer Holdings, Inc.	1,031,472
			2,626,732
		Electronics: 1.1%
58,800	@	Agilent Technologies, Inc.	1,754,004
135,300	@, @@	Flextronics International Ltd.	1,270,467
131,600		Jabil Circuit, Inc.	1,244,936
			4,269,407
		Engineering & Construction: 1.0%
27,600	L	Fluor Corp.	3,896,016
			3,896,016
		Food: 2.9%
38,100		Campbell Soup Co.	1,293,495
18,200		General Mills, Inc.	1,089,816
171,081		Kraft Foods, Inc.	5,305,222
181,900		Sara Lee Corp.	2,542,962
41,700	@@, L	Unilever NV ADR	1,406,541
			11,638,036
		Healthcare - Products: 2.3%
105,100		Baxter International, Inc.	6,076,882
66,700		Medtronic, Inc.	3,226,279
			9,303,161
		Healthcare - Services: 2.1%
33,200	@	DaVita, Inc.	1,585,632
197,400		UnitedHealth Group, Inc.	6,782,664
			8,368,296
		Household Products/Wares: 0.2%
30,100	@, L	Jarden Corp.	654,374
			654,374
		Insurance: 3.9%
28,600		Aflac, Inc.	1,857,570
110,500	L	AMBAC Financial Group, Inc.	635,375
108,900	L	American International Group, Inc.	4,709,925
15	@	Berkshire Hathaway, Inc. - Class A	2,001,000
78,200		Marsh & McLennan Cos., Inc.	1,904,170
117,900	L	MBIA, Inc.	1,440,738
75,100	L	Progressive Corp.	1,206,857
70,200	@@, L	XL Capital Ltd.	2,074,410
			15,830,045
		Internet: 4.1%
143,000	@	eBay, Inc.	4,267,120
20,936	@	Google, Inc. - Class A	9,221,680
107,600	@, L	Yahoo!, Inc.	3,112,868
			16,601,668
		Investment Companies: 0.4%
44,700	L	American Capital Strategies Ltd.	1,526,952
			1,526,952
		Iron/Steel: 1.5%
57,100	L	Allegheny Technologies, Inc.	4,074,656
9,200	L	Cleveland-Cliffs, Inc.	1,102,344
15,900		Nucor Corp.	1,077,066
			6,254,066
		Leisure Time: 0.3%
29,400	L	Carnival Corp.	1,190,112
			1,190,112
		Lodging: 0.6%
21,900	@, L	Las Vegas Sands Corp.	1,612,716
6,500	@, L	Wynn Resorts Ltd.	654,160
			2,266,876
		Machinery - Construction & Mining: 0.1%
6,800		Caterpillar, Inc.	532,372
			532,372
		Media: 2.9%
79,000		CBS Corp. - Class B	1,744,320
51,100		Comcast Corp. – Class A	988,274
83,800	L	Gannett Co., Inc.	2,434,390
55,300	@	Time Warner Cable, Inc.	1,381,394
73,050		Time Warner, Inc.	1,024,161
17,700	@, L	Viacom - Class B	701,274
107,000		Walt Disney Co.	3,357,660
			11,631,473

PORTFOLIO OF INVESTMENTS
ING Capital Guardian U.S. Equities Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Mining: 1.8%
127,500	@@	Barrick Gold Corp.	$5,539,875
12,700		Freeport-McMoRan Copper & Gold, Inc.	1,221,994
8,600	L	Vulcan Materials Co.	571,040
			7,332,909
		Miscellaneous Manufacturing: 3.3%
22,200	L	Danaher Corp.	1,687,866
212,100		General Electric Co.	7,849,820
54,600		Illinois Tool Works, Inc.	2,633,358
25,200	L	Leggett & Platt, Inc.	384,300
19,600	@@, L	Tyco International Ltd.	863,380
			13,418,724
		Oil & Gas: 4.0%
20,600		Anadarko Petroleum Corp.	1,298,418
22,032		Chevron Corp.	1,880,652
30,800		ConocoPhillips	2,347,268
8,000		EOG Resources, Inc.	960,000
53,400		ExxonMobil Corp.	4,516,572
51,400	@@	Royal Dutch Shell PLC ADR - Class A	3,545,572
26,053	@@, L	Royal Dutch Shell PLC ADR – Class B	1,755,451
			16,303,933
		Oil & Gas Services: 3.2%
18,100	L	Baker Hughes, Inc.	1,239,850
119,100	L	BJ Services Co.	3,395,541
49,000		Schlumberger Ltd.	4,263,000
55,000	@, L	Weatherford International Ltd.	3,985,850
			12,884,241
		Pharmaceuticals: 7.1%
38,000		Abbott Laboratories	2,095,700
57,000	L	Allergan, Inc.	3,214,230
109,900	@@	AstraZeneca PLC ADR	4,175,101
93,600		Bristol-Myers Squibb Co.	1,993,680
135,700	@	Forest Laboratories, Inc.	5,429,357
76,400	@, L	ImClone Systems, Inc.	3,240,888
128,400		Pfizer, Inc.	2,687,412
63,700	@@	Sanofi-Aventis ADR	2,391,298
70,600	@, L	Sepracor, Inc.	1,378,112
24,500	@@, L	Teva Pharmaceutical Industries Ltd. ADR	1,131,655
28,700		Wyeth	1,198,512
			28,935,945
		Retail: 8.3%
130,700	L	Best Buy Co., Inc.	5,418,822
18,400	@	Coach, Inc.	554,760
10,800		Costco Wholesale Corp.	701,676
88,012	@, L	Hanesbrands, Inc.	2,569,950
70,800	L	Home Depot, Inc.	1,980,276
305,100		Lowe’s Cos., Inc.	6,998,994
36,500	L	McDonald’s Corp.	2,035,605
82,800	L	Nordstrom, Inc.	2,699,280
152,500		Target Corp.	7,728,700
62,600	@, L	Urban Outfitters, Inc.	1,962,510
24,800		Walgreen Co.	944,632
			33,595,205
		Savings & Loans: 1.9%
24,600	L	Astoria Financial Corp.	668,136
229,300		Hudson City Bancorp., Inc.	4,054,024
269,200	L	Washington Mutual, Inc.	2,772,760
			7,494,920
		Semiconductors: 4.2%
47,800	L	Altera Corp.	880,954
313,800		Applied Materials, Inc.	6,122,238
118,400		Intel Corp.	2,507,712
114,900	L	KLA-Tencor Corp.	4,262,790
25,000	@, L	Lam Research Corp.	955,500
23,400	L	Microchip Technology, Inc.	765,882
229,700	@, L	Micron Technology, Inc.	1,371,309
			16,866,385
		Software: 2.4%
50,100	@, L	Adobe Systems, Inc.	1,783,059
18,700	@, L	Cerner Corp.	697,136
169,000		Microsoft Corp.	4,796,220
77,800	@	Oracle Corp.	1,521,768
70,100	@, L	Verifone Holdings, Inc.	1,112,487
			9,910,670
		Telecommunications: 6.0%
47,400	@, L	American Tower Corp.	1,858,554
148,600		AT&T, Inc.	5,691,380
28,000	@, L	Ciena Corp.	863,240
206,700	@	Cisco Systems, Inc.	4,979,403
62,200		Corning, Inc.	1,495,288
503,400	@, L	Level 3 Communications, Inc.	1,067,208
35,800	@, L	Polycom, Inc.	806,932
99,900		Qualcomm, Inc.	4,095,900
152,500	@, L	Time Warner Telecom, Inc.	2,362,225
25,700		Verizon Communications, Inc.	936,765
			24,156,895

PORTFOLIO OF INVESTMENTS
ING Capital Guardian U.S. Equities Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Transportation: 2.5%
24,400		FedEx Corp.	$2,261,148
105,100	L	United Parcel Service, Inc. - Class B	7,674,402
			9,935,550
		Total Common Stock
		(Cost $416,186,612)	393,045,987
PREFERRED STOCK: 0.3%
		Diversified Financial Services: 0.1%
400		SLM Corp.	330,000
			330,000
		Pharmaceuticals: 0.1%
4,300		Schering-Plough Corp.	658,674
			658,674
		Savings & Loans: 0.1%
580		Washington Mutual, Inc.	411,800
			411,800
		Total Preferred Stock
		(Cost $2,045,993)	1,400,474

Principal Amount				Value
CONVERTIBLE BONDS: 0.3%
		Auto Manufacturers: 0.3%
$1,415,000	C	Ford Motor Co., 4.250%, due 12/15/36		$1,220,438

		Total Convertible Bonds
		(Cost $1,423,595)		1,220,438
		Total Long-Term Investments
		(Cost $419,656,200)		395,666,899
SHORT-TERM INVESTMENTS: 32.2%
		U.S. Government Agency Obligations: 2.0%
8,191,000	Z	Federal Home Loan Bank, 1.300% due 04/01/08		8,190,704

		Total U.S. Government Agency Obligations
		(Cost $8,190,704)		8,190,704
		Securities Lending Collateral(cc): 30.2%
122,075,000		Bank of New York Mellon Corp. Institutional Cash Reserves		122,075,000
		Total Securities Lending Collateral
		(Cost $122,075,000)		122,075,000
		Total Short-Term Investments
		(Cost $130,265,704)		130,265,704
		Total Investments in Securities
		(Cost $549,921,904)*	129.9%	$525,932,603
		Other Assets and Liabilities - Net	(29.9)	(121,151,873)
		Net Assets	100.0%	$404,780,730

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	C	Bond may be called prior to maturity date.
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2008.
	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

	*	Cost for federal income tax purposes is $553,169,762.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$39,667,185
		Gross Unrealized Depreciation		(66,904,344)
		Net Unrealized Depreciation		$(27,237,159)

PORTFOLIO OF INVESTMENTS
ING Capital Guardian U.S. Equities Portfolio	as of March 31, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolios own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolios investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$393,045,987	$—
Level 2- Other Significant Observable Inputs	10,399,816	—
Level 3- Significant Unobservable Inputs	411,800	—
Total	$403,857,603	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of March 31, 2008, were as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 12/31/07	$1,929,300	$—
Net purchases (sales)	(1,097,442)	—
Total realized and unrealized gain (loss)	(420,058)	—
Transfers in and/or out of Level 3	—	—
Balance at 03/31/08	$411,800	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

PORTFOLIO OF INVESTMENTS
ING Disciplined Small Cap Value Portfolio	as of March 31, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 89.3%
		Aerospace/Defense: 1.1%
33,900	@	Esterline Technologies Corp.	$1,707,543
			1,707,543
		Agriculture: 0.7%
16,300	L	Universal Corp.	1,068,139
			1,068,139
		Airlines: 1.2%
45,600	@, L	JetBlue Airways Corp.	264,480
37,700	@	Republic Airways Holdings, Inc.	816,582
33,500		Skywest, Inc.	707,520
			1,788,582
		Apparel: 0.3%
21,200	@, L	Perry Ellis International, Inc.	462,796
			462,796
		Auto Parts & Equipment: 1.0%
16,900	L	American Axle & Manufacturing Holdings, Inc.	346,450
32,700	@	Commercial Vehicle Group, Inc.	324,057
12,500	@, L	Lear Corp.	323,875
25,300		Superior Industries International	524,975
			1,519,357
		Banks: 9.1%
68,600	@@, L	Banco Latinoamericano de Exportaciones SA	1,056,440
36,100		Banner Corp.	831,744
19,100	L	Capitol Bancorp., Ltd.	403,774
12,000	L	Cathay General Bancorp.	248,760
56,700	L	Central Pacific Financial Corp.	1,068,795
116,100	L	Citizens Banking Corp.	1,443,123
104,200	L	Corus Bankshares, Inc.	1,013,866
33,200		First Community Bancorp., Inc.	891,420
54,000	L	First State Bancorp.	723,060
24,000	L	Greene County Bancshares, Inc.	424,560
44,300	L	Irwin Financial Corp.	235,233
45,407	L	MainSource Financial Group, Inc.	703,809
46,800	L	Renasant Corp.	1,053,000
87,100		South Financial Group, Inc.	1,294,306
18,600		Sterling Financial Corp.	290,346
52,700	L	Susquehanna Bancshares, Inc.	1,073,499
40,900	L	Umpqua Holdings Corp.	634,359
12,300	L	WesBanco, Inc.	303,933
			13,694,027
		Biotechnology: 0.7%
25,200	@, L	Applera Corp. - Celera Genomics Group	370,440
3,100	@	Bio-Rad Laboratories, Inc.	275,745
12,200	@, L	Martek Biosciences Corp.	372,954
			1,019,139
		Building Materials: 0.8%
52,400		Gibraltar Industries, Inc.	614,652
21,500	@, L	NCI Building Systems, Inc.	520,300
			1,134,952
		Chemicals: 2.3%
10,700		CF Industries Holdings, Inc.	1,108,734
14,900		HB Fuller Co.	304,109
6,700		Minerals Technologies, Inc.	420,760
4,900	@	OM Group, Inc.	267,246
40,200	L	Sensient Technologies Corp.	1,185,498
22,500	L	Spartech Corp.	190,125
			3,476,472
		Commercial Services: 3.0%
37,800	@, L	Albany Molecular Research, Inc.	458,892
47,600	@	Healthspring, Inc.	670,208
34,000		Kelly Services, Inc.	699,040
34,100	@	LECG Corp.	319,176
61,400	@	MPS Group, Inc.	725,748
12,914	@	PHH Corp.	225,091
24,000	@	Rent-A-Center, Inc.	440,400
26,700	@, L	SAIC, Inc.	496,353
77,400	@, L	Spherion Corp.	473,688
			4,508,596
		Computers: 1.7%
52,200	L	Agilysys, Inc.	605,520
7,100	@, L	CACI International, Inc.	323,405
149,600	@	Ciber, Inc.	733,040
57,700	@, @@, L	Ness Technologies, Inc.	547,573
21,900	@	Perot Systems Corp.	329,376
			2,538,914
		Distribution/Wholesale: 0.1%
64,600	@, L	Bell Microproducts, Inc.	131,784
			131,784

PORTFOLIO OF INVESTMENTS
ING Disciplined Small Cap Value Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Diversified Financial Services: 0.2%
26,409	L	SWS Group, Inc.	$322,982
			322,982
		Electric: 6.3%
7,500		Allete, Inc.	289,650
100,200	@	Aquila, Inc.	321,642
17,000		Avista Corp.	332,520
19,400		Black Hills Corp.	694,132
11,700	L	CH Energy Group, Inc.	455,130
47,500		Cleco Corp.	1,053,550
15,700	@	El Paso Electric Co.	335,509
55,400	L	Empire District Electric Co.	1,121,850
10,800	L	Idacorp, Inc.	346,788
11,000		NorthWestern Corp.	268,070
67,700		PNM Resources, Inc.	844,219
57,900		Portland General Electric Co.	1,305,645
11,800	L	Unisource Energy Corp.	262,668
78,000		Westar Energy, Inc.	1,776,060
			9,407,433
		Electrical Components & Equipment: 0.8%
42,000	@	Superior Essex, Inc.	1,181,040
			1,181,040
		Electronics: 2.8%
88,900	@	Benchmark Electronics, Inc.	1,595,755
10,100		Brady Corp.	337,643
155,000	@, L	Kemet Corp.	626,200
26,800		Methode Electronics, Inc.	313,292
49,700	L	Watts Water Technologies, Inc.	1,393,091
			4,265,981
		Engineering & Construction: 0.7%
48,100	@	EMCOR Group, Inc.	1,068,301
			1,068,301
		Entertainment: 0.2%
33,400	@, L	Bluegreen Corp.	223,780
			223,780
		Food: 3.4%
22,100	@, L	Chiquita Brands International, Inc.	510,731
31,900	@, @@	Fresh Del Monte Produce, Inc.	1,161,160
10,900	@, L	Hain Celestial Group, Inc.	321,550
16,600	L	Imperial Sugar Co.	312,412
11,054	L	Nash Finch Co.	375,615
9,400	@	Performance Food Group Co.	307,192
26,300	@, L	TreeHouse Foods, Inc.	601,218
85,800	@, L	Winn-Dixie Stores, Inc.	1,540,968
			5,130,846
		Forest Products & Paper: 2.6%
104,600	@	Buckeye Technologies, Inc.	1,167,336
79,500	@, L	Mercer International, Inc.	554,115
57,000	L	Rock-Tenn Co.	1,708,290
19,100		Schweitzer-Mauduit International, Inc.	441,974
			3,871,715
		Gas: 2.1%
10,700	L	Laclede Group, Inc.	381,241
11,200	L	Nicor, Inc.	375,312
12,100		Piedmont Natural Gas Co.	317,746
12,700	L	Southwest Gas Corp.	355,092
51,300		WGL Holdings, Inc.	1,644,678
			3,074,069
		Hand/Machine Tools: 0.3%
29,900		Hardinge, Inc.	411,424
			411,424
		Healthcare - Products: 1.7%
27,700	@	Cantel Medical Corp.	294,174
54,700	@	Conmed Corp.	1,402,508
9,800		Datascope Corp.	406,014
12,172		Invacare Corp.	271,192
6,800	@, L	Inverness Medical Innovations, Inc.	204,680
			2,578,568
		Healthcare - Services: 4.0%
24,200	@	AMERIGROUP Corp.	661,386
42,400	@	Amsurg Corp.	1,004,032
20,000	@, L	Apria Healthcare Group, Inc.	395,000
16,000	@	Gentiva Health Services, Inc.	348,160
56,900	@	Kindred Healthcare, Inc.	1,244,403
7,500	@	Magellan Health Services, Inc.	297,675
18,500	@, L	Medcath Corp.	336,700
46,600	@, L	RehabCare Group, Inc.	699,000
61,400	@, L	Res-Care, Inc.	1,053,010
			6,039,366
		Holding Companies - Diversified: 0.5%
51,600		Compass Diversified Trust	678,540
			678,540

PORTFOLIO OF INVESTMENTS
ING Disciplined Small Cap Value Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Home Builders: 0.3%
47,900	L	Monaco Coach Corp.	$454,092
			454,092
		Household Products/Wares: 1.7%
71,500		American Greetings Corp.	1,326,325
47,800	@, L	Helen of Troy Ltd.	801,606
55,100	@	Prestige Brands Holdings, Inc.	450,718
			2,578,649
		Insurance: 6.6%
35,900	L	American Equity Investment Life Holding Co.	333,152
40,000	@, @@	Argo Group International Holdings Ltd.	1,420,800
68,743	@@	Aspen Insurance Holdings Ltd.	1,813,440
8,600	L	Commerce Group, Inc.	310,116
2,900	L	EMC Insurance Group, Inc.	77,981
9,400		FBL Financial Group, Inc.	267,806
64,700	@@	IPC Holdings Ltd.	1,811,600
12,900	L	Landamerica Financial Group, Inc.	509,163
25,000	@@, L	Max Re Capital Ltd.	654,750
94,100	L	Phoenix Cos., Inc.	1,148,961
28,400	@@	Platinum Underwriters Holdings Ltd.	921,864
10,700		Safety Insurance Group, Inc.	365,191
22,200	@	SeaBright Insurance Holdings, Inc.	327,006
			9,961,830
		Internet: 2.1%
68,500	@	Avocent Corp.	1,157,650
35,550	@	CMGI, Inc.	471,393
29,600	L	FTD Group, Inc.	397,232
52,200	@, L	Secure Computing Corp.	336,690
38,500	@, L	TIBCO Software, Inc.	274,890
34,800	@, L	Vignette Corp.	459,708
			3,097,563
		Investment Companies: 5.2%
116,514	L	Apollo Investment Corp.	1,844,415
105,006	L	Ares Capital Corp.	1,319,925
2,400	L	Capital Southwest Corp.	296,928
85,900	L	Hercules Technology Growth Capital, Inc.	932,874
121,900		MCG Capital Corp.	1,108,071
55,100	L	MVC Capital, Inc.	839,724
43,209	L	Patriot Capital Funding, Inc.	452,398
62,500		Prospect Capital Corp.	951,250
			7,745,585
		Iron/Steel: 0.2%
6,100		Olympic Steel, Inc.	275,110
			275,110
		Machinery - Diversified: 0.4%
32,200	@, L	Gerber Scientific, Inc.	286,258
4,600		Nacco Industries, Inc.	372,324
			658,582
		Media: 1.6%
70,600		Belo Corp.	746,242
88,000	@, L	Cox Radio, Inc.	1,045,440
23,300	L	Lee Enterprises, Inc.	233,233
12,300	@	Scholastic Corp.	372,321
			2,397,236
		Metal Fabricate/Hardware: 0.8%
74,300	L	Mueller Water Products, Inc.	607,774
5,900		Quanex Corp.	305,266
18,200	L	Worthington Industries	307,034
			1,220,074
		Mining: 0.4%
5,800		Kaiser Aluminum Corp.	402,996
54,100	@, L	USEC, Inc.	200,170
			603,166
		Miscellaneous Manufacturing: 1.4%
7,800		Aptargroup, Inc.	303,654
26,300	@, L	Griffon Corp.	226,180
83,200		Tredegar Corp.	1,515,072
			2,044,906
		Office/Business Equipment: 0.7%
133,600	L	IKON Office Solutions, Inc.	1,015,360
			1,015,360
		Oil & Gas: 2.7%
6,900	@	Bronco Drilling Co., Inc.	111,159
9,400	@, L	Encore Acquisition Co.	378,632
21,500	@, L	PetroHawk Energy Corp.	433,655
58,500	@, L	Rosetta Resources, Inc.	1,150,695
37,300	@	Swift Energy Co.	1,678,127
5,500	@, L	Whiting Petroleum Corp.	355,575
			4,107,843
		Oil & Gas Services: 3.2%
20,500	@, L	Allis-Chalmers Energy, Inc.	282,695
11,232	@	Exterran Holdings, Inc.	724,913
49,200	@, L	Hercules Offshore, Inc.	1,235,904

PORTFOLIO OF INVESTMENTS
ING Disciplined Small Cap Value Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Oil & Gas Services (continued)
25,600	@	Oil States International, Inc.	$1,147,136
30,200	@, L	Trico Marine Services, Inc.	1,176,894
15,500	@, L	Union Drilling, Inc.	271,095
			4,838,637
		Pharmaceuticals: 0.3%
14,200	@, L	Alpharma, Inc.	372,182
			372,182
		Real Estate: 0.2%
7,200	@, L	Avatar Holdings, Inc.	313,848
			313,848
		Retail: 2.9%
34,100	L	Asbury Automotive Group, Inc.	469,216
56,500	@, L	Charming Shoppes, Inc.	272,895
14,700	L	Group 1 Automotive, Inc.	345,156
16,800	@	Insight Enterprises, Inc.	294,000
63,400	L	O’Charleys, Inc.	730,368
11,500		Regis Corp.	316,135
51,600	@, L	Rush Enterprises, Inc. - Class A	817,344
28,100	L	Sonic Automotive, Inc.	577,455
23,200	@, L	Zale Corp.	458,432
			4,281,001
		Savings & Loans: 0.9%
25,700	L	First Place Financial Corp.	334,100
9,600	@, L	FirstFed Financial Corp.	260,640
28,100	L	Provident Financial Services, Inc.	397,334
60,300		United Community Financial Corp.	373,860
			1,365,934
		Semiconductors: 5.6%
56,375	@	Applied Micro Circuits Corp.	404,773
27,700	@	Axcelis Technologies, Inc.	155,120
140,432	@, L	Brooks Automation, Inc.	1,364,999
78,605	@, L	DSP Group, Inc.	1,001,428
201,200	@	Entegris, Inc.	1,446,628
35,400	@, L	Exar Corp.	291,342
78,100	@	MKS Instruments, Inc.	1,671,340
15,400	@, L	Omnivision Technologies, Inc.	259,028
55,900	@, L	Photronics, Inc.	533,845
90,800	@	Zoran Corp.	1,240,328
			8,368,831
		Software: 1.0%
11,900	@, L	Avid Technology, Inc.	289,646
11,800	@, L	Sybase, Inc.	310,340
45,400	@	SYNNEX Corp.	963,388
			1,563,374
		Telecommunications: 1.7%
100,200	@	3Com Corp.	229,458
17,600		Black Box Corp.	542,960
39,100	L	IDT Corp.	151,317
35,200	@, L	Oplink Communications, Inc.	312,224
279,400	@, L	RF Micro Devices, Inc.	743,204
107,400	@	Sycamore Networks, Inc.	393,084
25,700	@, L	USA Mobility, Inc.	183,498
			2,555,745
		Toys/Games/Hobbies: 0.9%
51,000	@, L	Jakks Pacific, Inc.	1,406,070
			1,406,070
		Transportation: 0.9%
13,900	L	Arkansas Best Corp.	442,854
16,100	@	Gulfmark Offshore, Inc.	880,992
			1,323,846
		Total Common Stock
		(Cost $155,403,729)	133,853,810
REAL ESTATE INVESTMENT TRUSTS: 7.8%
		Diversified: 0.5%
6,800		Entertainment Properties Trust	335,444
22,000		Lexington Corporate Properties Trust	317,020
39,008		Winthrop Realty Trust	160,713
			813,177
		Health Care: 0.5%
65,200	L	Medical Properties Trust, Inc.	738,064
			738,064
		Hotels: 2.9%
165,400		Ashford Hospitality Trust, Inc.	939,472
21,700		DiamondRock Hospitality Co.	274,939
92,950		FelCor Lodging Trust, Inc.	1,118,189
58,900		Hersha Hospitality Trust	531,867
95,000		Sunstone Hotel Investors, Inc.	1,520,950
			4,385,417
		Mortgage: 2.0%
67,300	L	Gramercy Capital Corp.	1,408,589
23,900	L	Newcastle Investment Corp.	197,414
166,800	L	Northstar Realty Finance Corp.	1,362,756
			2,968,759

PORTFOLIO OF INVESTMENTS
ING Disciplined Small Cap Value Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Office Property: 0.9%
53,600		BioMed Realty Trust, Inc.	$1,280,504
			1,280,504
		Single Tenant: 1.0%
52,200	L	National Retail Properties, Inc.	1,151,010
14,400		Realty Income Corp.	368,928
			1,519,938
		Total Real Estate Investment Trusts
		(Cost $13,855,187)	11,705,859
EXCHANGE-TRADED FUNDS: 2.2%
		Exchange-Traded Funds: 2.2%
50,000	L	iShares Russell 2000 Value Index Fund	3,278,500

		Total Exchange-Traded Funds
		(Cost $3,290,957)	3,278,500

RIGHTS: 0.0%
		Investment Companies: 0.0%
35,001	L	Ares Capital Corp.	19,601
17,414		MCG Capital Corp.	18,633
		Total Rights
		(Cost $-)	38,234

		Total Long-Term Investments
		(Cost $172,549,873)	148,876,403

Principal Amount				Value
SHORT-TERM INVESTMENTS: 29.7%
		Repurchase Agreement: 0.8%
$1,133,000		Morgan Stanley Repurchase Agreement dated 03/31/08, 2.250%, due 04/01/08, $1,133,071 to be received upon repurchase (Collateralized by $1,140,000 Federal National Mortgage Association, 5.100%, Market Value plus accrued interest $1,156,217, due 09/10/09)		$1,133,000
		Total Repurchase Agreement
		(Cost $1,133,000)		1,133,000
		Securities Lending Collateral(cc): 28.9%
43,311,000		Bank of New York Mellon Corp. Institutional Cash Reserves		43,311,000
		Total Securities Lending Collateral
		(Cost $43,311,000)		43,311,000
		Total Short-Term Investments
		(Cost $44,444,000)		44,444,000
		Total Investments in Securities
		(Cost $216,993,873)*	129.0%	$193,320,403
		Other Assets and Liabilities - Net	(29.0)	(43,479,150)
		Net Assets	100.0%	$149,841,253

	@	Non-income producing security
	@@	Foreign Issuer
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2008.

	*	Cost for federal income tax purposes is $222,514,861.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$4,091,695
		Gross Unrealized Depreciation		(33,286,153)
		Net Unrealized Depreciation		$(29,194,458)

PORTFOLIO OF INVESTMENTS
ING Disciplined Small Cap Value Portfolio	as of March 31, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolios own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolios investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$148,744,619	$—
Level 2- Other Significant Observable Inputs	1,264,784	—
Level 3- Significant Unobservable Inputs	—	—
Total	$150,009,403	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of March 31, 2008, were as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 12/31/07	$—	$—
Net purchases (sales)	—	—
Total realized and unrealized gain (loss)	—	—
Transfers in and/or out of Level 3	—	—
Balance at 03/31/08	$—	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

PORTFOLIO OF INVESTMENTS
ING EquitiesPlus Portfolio	as of March 31, 2008 (Unaudited)

Shares			Value
EXCHANGE-TRADED FUNDS: 10.8%
		Exchange-Traded Funds: 10.8%
20,400		iShares S&P 500 Index Fund/US	$2,694,432
50,000		SPDR Trust Series 1	6,598,500

		Total Exchange-Traded Funds
		(Cost $9,311,270)	9,292,932
PREFERRED STOCK: 0.3%
		Diversified Financial Services: 0.3%
15,625	P	Merrill Lynch & Co., Inc.	220,625

		Total Preferred Stock
		(Cost $390,625)	220,625

Principal Amount			Value
CORPORATE BONDS/NOTES: 26.3%
		Banks: 2.5%
$2,800,000	@@, #	Glitnir Banki HF, 4.421%, due 01/18/12	$2,119,563
			2,119,563
		Diversified Financial Services: 10.2%
3,000,000	@@, #, C	Aiful Corp., 4.450%, due 02/16/10	2,818,122
1,500,000	C	Goldman Sachs Capital III, 3.846%, due 12/31/49	946,875
2,265,000	@@, #	Mantis Reef Ltd., 4.799%, due 11/03/09	2,338,832
2,000,000	#, C	Twin Reefs Pass-through Trust, 3.722%, due 12/10/49	202,500
3,000,000	#, C	ZFS Finance USA Trust III, 3.950%, due 12/15/65	2,463,750
			8,770,079
		Environmental Control: 2.9%
2,500,000	#	Oakmont Asset Trust, 4.514%, due 12/22/08	2,524,135
			2,524,135
		Gas: 2.9%
2,500,000		Southern Union Co., 6.150%, due 08/16/08	2,515,575
			2,515,575
		Insurance: 2.4%
2,000,000	@@, #	Nippon Life Insurance, 4.875%, due 08/09/10	2,047,760
			2,047,760
		Real Estate: 2.3%
2,000,000	C	Duke Realty LP, 5.625%, due 08/15/11	1,926,004
			1,926,004
		Transportation: 3.1%
2,500,000	C	Union Pacific Corp., 7.375%, due 09/15/09	2,625,498
			2,625,498
		Total Corporate Bonds/Notes
		(Cost $26,000,152)	22,528,614
U.S. TREASURY OBLIGATIONS: 2.8%
		U.S. Treasury Notes: 2.8%
2,371,000		2.000%, due 02/28/10	2,388,228

		Total U.S. Treasury Obligations
		(Cost $2,388,700)	2,388,228
ASSET-BACKED SECURITIES: 4.6%
		Automobile Asset-Backed Securities: 0.2%
88,690	C	AmeriCredit Automobile Receivables Trust, 4.220%, due 07/06/09	88,693
128,077	C	Morgan Stanley Auto Loan Trust, 3.240%, due 03/15/12	127,934
			216,627
		Other Asset-Backed Securities: 4.4%
4,398,379	C	Bear Stearns Asset-Backed Securities, Inc., 2.979%, due 06/25/36	3,739,612
			3,739,612
		Total Asset-Backed Securities
		(Cost $4,612,463)	3,956,239
COLLATERALIZED MORTGAGE OBLIGATIONS: 20.6%
300,340	C	Citigroup Mortgage Loan Trust, Inc., 5.611%, due 04/25/37	293,123
834,954	C	Countrywide Alternative Loan Trust, 3.299%, due 09/25/36	834,850
3,578,511	C	Credit Suisse Mortgage Capital Certificates, 3.299%, due 08/25/36	3,278,227
396,001	C	Residential Funding Mortgage Security I, 2.999%, due 04/25/18	394,387
4,150,613	C	Residential Funding Mortgage Security I, 6.000%, due 06/25/36	4,172,827
2,964,403	C	Washington Mutual Mortgage Pass-through Certificates, 3.199%, due 07/25/36	2,887,234
2,346,994	C	Washington Mutual Mortgage Pass-through Certificates, 5.470%, due 05/25/46	2,195,291
1,150,255	C	Washington Mutual Mortgage Pass-through Certificates, 5.674%, due 06/25/37	1,088,272
2,856,145	C	Washington Mutual Mortgage Pass-through Certificates, 5.814%, due 10/25/36	2,559,484

		Total Collateralized Mortgage Obligations
		(Cost $18,557,672)	17,703,695

		Total Long-Term Investments
		(Cost $61,260,882)	56,090,333

PORTFOLIO OF INVESTMENTS
ING EquitiesPlus Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
SHORT-TERM INVESTMENTS: 33.5%
		Mutual Fund: 27.2%
23,293,000	**	ING Institutional Prime Money Market Fund	$23,293,000
		Total Mutual Fund
		(Cost $23,293,000)	23,293,000

Principal Amount				Value
		U.S. Treasury Bills: 5.8%
$5,000,000		Discount Note, due 04/24/08		$4,993,011
		Total U.S. Treasury Bills
		(Cost $4,993,011)		4,993,011
		Repurchase Agreement: 0.5%
408,000		Morgan Stanley Repurchase Agreement dated 03/31/08, 2.250%, due 04/01/08, $408,026 to be received upon repurchase (Collateralized by $415,000 Federal National Mortgage Association, 5.100%, Market Value plus accrued interest $420,903, due 09/10/09)		408,000
		Total Repurchase Agreement
		(Cost $408,000)		408,000
		Total Short-Term Investments
		(Cost $28,694,011)		28,694,011
		Total Investments in Securities
		(Cost $89,954,893)*	98.9%	$84,784,344
		Other Assets and Liabilities - Net	1.1	962,548
		Net Assets	100.0%	$85,746,892

	@@	Foreign Issuer
	#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	C	Bond may be called prior to maturity date.
	P	Preferred Stock may be called prior to convertible date.
	**	Investment in affiliate

	*	Cost for federal income tax purposes is the same as for financial statement purposes.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$637,614
		Gross Unrealized Depreciation		(5,808,163)
		Net Unrealized Depreciation		$(5,170,549)

PORTFOLIO OF INVESTMENTS
ING EquitiesPlus Portfolio	as of March 31, 2008 (Unaudited) (continued)

ING EquitiesPlus Portfolio Credit Default Swap Agreements Outstanding on March 31, 2008:

Counterparty	Reference entity/Obligation	Buy/Sell Protection	(Pay)/Receive Fixed Rate (%)	Termination Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
UBS AG, London	XL Capital Assurance Inc. (No Specified Obligation)	Buy	(6.400)	12/20/12	USD	1,000,000	$189,141
							$189,141

PORTFOLIO OF INVESTMENTS
ING EquitiesPlus Portfolio	as of March 31, 2008 (Unaudited) (continued)

ING EquitiesPlus Portfolio Interest Rate Swap Agreements Outstanding on March 31, 2008:

		Notional		Unrealized
	Termination	Principal		Appreciation/
	Date	Amount		(Depreciation)
Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 5.110% Counterparty: UBS AG	09/25/08	USD	3,500,000	$(45,546)
$(45,546)

PORTFOLIO OF INVESTMENTS
ING EquitiesPlus Portfolio	as of March 31, 2008 (Unaudited) (continued)

ING EquitiesPlus Portfolio Open Futures Contracts on March 31, 2008

				Unrealized
Contract Description	Number of Contracts	Notional Market Value ($)	Expiration Date	Appreciation/ (Depreciation)
Long Contracts
S&P 500	100	33,100,000	06/19/08	$318,500
S&P 500 E-Mini	658	43,559,600	06/20/08	1,080,765
U.S. Treasury 10-Year Note	9	1,070,578	06/19/08	29,229
U.S. Treasury Long Bond	9	1,069,172	06/19/08	19,384
				$1,447,878

PORTFOLIO OF INVESTMENTS
ING EquitiesPlus Portfolio	as of March 31, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolios own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolios investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$32,585,932	$1,447,878
Level 2- Other Significant Observable Inputs	52,198,412	—
Level 3- Significant Unobservable Inputs	—	143,595
Total	$84,784,344	$1,591,473

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of March 31, 2008, were as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 12/31/07	$3,482,950	$(9,709)
Net purchases (sales)	(3,317,777)	—
Total realized and unrealized gain (loss)	(165,173)	153,304
Transfers in and/or out of Level 3	—	—
Balance at 03/31/08	$—	$143,595

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

PORTFOLIO OF INVESTMENTS
ING Evergreen Health Sciences Portfolio	as of March 31, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 90.4%
		Agriculture: 0.9%
45,000		Archer-Daniels-Midland Co.	$1,852,200
			1,852,200
		Biotechnology: 13.0%
56,069	@	Alexion Pharmaceuticals, Inc.	3,324,892
72,497	@	AMAG Pharmaceuticals, Inc.	2,931,054
47,080	@	Amgen, Inc.	1,967,002
75,251	@	Applera Corp. - Celera Genomics Group	1,106,190
27,431	@	Biogen Idec, Inc.	1,692,218
24,936	@	Bio-Rad Laboratories, Inc.	2,218,057
38,235	@	Celgene Corp.	2,343,423
241,000	@	Enzo Biochem, Inc.	2,190,690
16,267	@	Genentech, Inc.	1,320,555
130,818	@	Human Genome Sciences, Inc.	770,518
154,721	@	Incyte Corp.	1,626,118
191,592	@	Orchid Cellmark, Inc.	546,037
55,000	@, @@	Qiagen NV	1,144,000
58,363	@	Regeneron Pharmaceuticals, Inc.	1,119,986
132,409	@, I	Sequenom, Inc.	860,659
			25,161,399
		Chemicals: 7.2%
145,486	@@	Bayer AG	11,662,128
8,000	@@	Syngenta AG	2,337,157
			13,999,285
		Commercial Services: 2.2%
36,000		McKesson Corp.	1,885,320
55,500		Pharmaceutical Product Development, Inc.	2,325,450
			4,210,770
		Electronics: 4.5%
67,000		Applera Corp. - Applied Biosystems Group	2,201,620
69,500		PerkinElmer, Inc.	1,685,375
83,417	@	Thermo Electron Corp.	4,741,422
			8,628,417
		Healthcare - Products: 23.7%
88,417	@	Abiomed, Inc.	1,161,799
68,500	@	Arthrocare Corp.	2,284,475
25,000	@, @@	Axis-Shield PLC	136,534
38,500		Baxter International, Inc.	2,226,070
35,000		Beckman Coulter, Inc.	2,259,250
27,000		Becton Dickinson & Co.	2,317,950
182,000	@	Boston Scientific Corp.	2,342,340
59,515	@	Cepheid, Inc.	1,451,571
64,000	@@	Covidien Ltd.	2,832,000
152,000	@	ev3, Inc.	1,237,280
27,331	@@	Fresenius AG	2,294,197
61,593	@	Gen-Probe, Inc.	2,968,783
59,500	@	Helicos BioSciences Corp.	359,380
39,000	@	Hologic, Inc.	2,168,400
69,000	@	Inverness Medical Innovations, Inc.	2,076,900
77,000		Medtronic, Inc.	3,724,490
139,084	@	NMT Medical, Inc.	539,646
137,274	@@	Smith & Nephew PLC	1,817,816
58,205	@	St. Jude Medical, Inc.	2,513,874
17,500	@@	Synthes, Inc.	2,446,669
131,000	@	Thoratec Corp.	1,871,990
62,500	@	Trans1, Inc.	728,125
44,000	@	Varian Medical Systems, Inc.	2,060,960
73,500	@	Zoll Medical Corp.	1,954,365
			45,774,864
		Healthcare - Services: 5.0%
37,517		Brookdale Senior Living, Inc.	896,656
127,000	@	Emeritus Corp.	2,649,220
39,887	@@	Fresenius Medical Care AG & Co. KGaA	2,004,140
50,000	@	Psychiatric Solutions, Inc.	1,696,000
56,214	@	WellPoint, Inc.	2,480,724
			9,726,740
		Pharmaceuticals: 31.0%
72,607		Abbott Laboratories	4,004,276
1,086,500	@, @@	Antisoma PLC	496,773
89,000	@	Auxilium Pharmaceuticals, Inc.	2,379,860
66,000	@	Biodel, Inc.	716,100
86,740	@	BioMarin Pharmaceuticals, Inc.	3,067,994
107,146		Bristol-Myers Squibb Co.	2,282,210
77,500		Cardinal Health, Inc.	4,069,525
42,500	@	Cephalon, Inc.	2,737,000
93,200	@@	Chugai Pharmaceutical Co., Ltd.	1,056,962
112,835	@, @@	Eurand NV	1,707,194

PORTFOLIO OF INVESTMENTS
ING Evergreen Health Sciences Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Pharmaceuticals (continued)
96,000	@	Forest Laboratories, Inc.	$3,840,960
51,842	@	Hospira, Inc.	2,217,282
194,379	@	Indevus Pharmaceuticals, Inc.	927,188
75,000	@	Inspire Pharmaceuticals, Inc.	288,750
66,976	@@	Ipsen	3,805,669
176,127	@	Isis Pharmaceuticals, Inc.	2,485,152
32,000	@	Medco Health Solutions, Inc.	1,401,280
82,483		Merck & Co., Inc.	3,130,230
16,504	@@	Merck KGaA	2,049,069
34,843	@@	Novartis AG ADR	1,785,007
52,071	@	OSI Pharmaceuticals, Inc.	1,946,935
11,908	@@	Roche Holding AG	2,244,300
104,183		Schering-Plough Corp.	1,501,277
63,000	@	Sepracor, Inc.	1,229,760
29,725	@	Sirtris Pharmaceuticals, Inc.	386,128
170,126	@	Spectrum Pharmaceuticals, Inc.	430,419
25,000	@@	Teva Pharmaceutical Industries Ltd. ADR	1,154,750
343,000	@, @@	Theratechnologies, Inc.	2,332,447
106,000	@	Theravance, Inc.	1,116,180
24,500	@	United Therapeutics Corp.	2,124,150
35,000	@	VCA Antech, Inc.	957,250
			59,872,077
		Retail: 2.7%
127,559		CVS Caremark Corp.	5,167,414
			5,167,414
		Software: 0.2%
373,990	@, @@, I	Medipattern Corp.	400,788
			400,788
		Total Common Stock
		(Cost $177,611,138)	174,793,954
EXCHANGE-TRADED FUNDS: 1.6%
		Exchange-Traded Funds: 1.6%
50,000		Health Care Select Sector SPDR Fund	1,558,500
22,000		Pharmaceutical HOLDRs Trust	1,535,600
		Total Exchange-Traded Funds
		(Cost $3,300,592)	3,094,100
		Total Long-Term Investments
		(Cost $180,911,730)	177,888,054

Principal Amount				Value
SHORT-TERM INVESTMENTS: 7.1%
		U.S. Government Agency Obligations: 7.1%
$13,688,000	Z	Federal Home Loan Bank, 1.300%, due 04/01/08		$13,687,505
		Total Short-Term Investments
		(Cost $13,687,505)		13,687,505
		Total Investments in Securities
		(Cost $194,599,235)*	99.1%	$191,575,559
		Other Assets and Liabilities - Net	0.9	1,721,128
		Net Assets	100.0%	$193,296,687

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	I	Illiquid security
	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
	*	Cost for federal income tax purposes is $194,787,414.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$22,673,481
		Gross Unrealized Depreciation		(25,885,336)
		Net Unrealized Depreciation		$(3,211,855)

PORTFOLIO OF INVESTMENTS
ING Evergreen Health Sciences Portfolio	as of March 31, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolios own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolios investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$177,888,053	$—
Level 2- Other Significant Observable Inputs	13,687,506	—
Level 3- Significant Unobservable Inputs	—	—
Total	$191,575,559	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of March 31, 2008, were as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 12/31/07	$—	$—
Net purchases (sales)	—	—
Total realized and unrealized gain (loss)	—	—
Transfers in and/or out of Level 3	—	—
Balance at 03/31/08	$—	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

PORTFOLIO OF INVESTMENTS
ING Evergreen Omega Portfolio	as of March 31, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 99.0%
		Advertising: 2.5%
98,008		Omnicom Group	$4,329,993
			4,329,993
		Apparel: 2.4%
295,900	@	Timberland Co.	4,062,707
			4,062,707
		Beverages: 1.3%
35,137		Coca-Cola Co.	2,138,789
			2,138,789
		Biotechnology: 5.8%
189,137	@	Amgen, Inc.	7,902,144
31,986	@	Biogen Idec, Inc.	1,973,216
			9,875,360
		Commercial Services: 3.8%
76,580		Automatic Data Processing, Inc.	3,246,226
52,850	@	Visa, Inc.	3,295,726
			6,541,952
		Computers: 2.3%
193,514	@	Dell, Inc.	3,854,799
			3,854,799
		Cosmetics/Personal Care: 2.0%
49,853		Procter & Gamble Co.	3,493,200
			3,493,200
		Diversified Financial Services: 4.1%
80,950		Citigroup, Inc.	1,733,949
93,900		Legg Mason, Inc.	5,256,522
			6,990,471
		Food: 2.0%
71,850		McCormick & Co., Inc.	2,656,295
20,750		Whole Foods Market, Inc.	684,128
			3,340,423
		Healthcare - Products: 7.1%
120,421		Medtronic, Inc.	5,824,764
38,404	@	St. Jude Medical, Inc.	1,658,669
58,912	@	Zimmer Holdings, Inc.	4,586,888
			12,070,321
		Healthcare - Services: 0.5%
20,150	@	WellPoint, Inc.	889,220
			889,220
		Household Products/Wares: 2.3%
68,200		Clorox Co.	3,862,848
			3,862,848
		Insurance: 4.0%
282,031		Marsh & McLennan Cos., Inc.	6,867,455
			6,867,455
		Internet: 9.8%
145,432	@	Amazon.com, Inc.	10,369,302
70,750	@	Blue Nile, Inc.	3,831,113
5,765	@	Google, Inc. - Class A	2,539,310
			16,739,725
		Leisure Time: 0.9%
38,243		Carnival Corp.	1,548,077
			1,548,077
		Media: 2.7%
84,600		Factset Research Systems, Inc.	4,557,402
			4,557,402
		Miscellaneous Manufacturing: 1.1%
41,074	@@	Tyco International Ltd.	1,809,310
			1,809,310
		Oil & Gas: 1.3%
13,850		Chevron Corp.	1,182,236
14,324		ConocoPhillips	1,091,632
			2,273,868
		Pharmaceuticals: 8.3%
186,868		Bristol-Myers Squibb Co.	3,980,288
166,500	@@	Novartis AG ADR	8,529,795
76,043		Pfizer, Inc.	1,591,580
			14,101,663
		Retail: 3.7%
45,009		Best Buy Co., Inc.	1,866,073
65,650		Home Depot, Inc.	1,836,231
40,763		Target Corp.	2,065,869
10,356		Wal-Mart Stores, Inc.	545,554
			6,313,727

PORTFOLIO OF INVESTMENTS
ING Evergreen Omega Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Semiconductors: 9.4%
482,478		Altera Corp.	$8,892,066
132,645		Intel Corp.	2,809,421
19,071		KLA-Tencor Corp.	707,534
64,900		Linear Technology Corp.	1,991,781
55,721		Texas Instruments, Inc.	1,575,233
			15,976,035
		Software: 7.8%
41,750	@	Avid Technology, Inc.	1,016,195
196,306		Microsoft Corp.	5,571,164
346,192	@	Oracle Corp.	6,771,516
			13,358,875
		Telecommunications: 7.0%
193,270	@	Cisco Systems, Inc.	4,655,874
178,162		Qualcomm, Inc.	7,304,642
			11,960,516
		Textiles: 3.1%
184,600		Cintas Corp.	5,268,484
			5,268,484
		Transportation: 3.8%
124,700		Expeditors International Washington, Inc.	5,633,946
11,250		United Parcel Service, Inc. - Class B	821,475
			6,455,421
		Total Common Stock
		(Cost $174,016,942)	168,680,641

Principal Amount				Value
SHORT-TERM INVESTMENTS: 0.5%
		U.S. Government Agency Obligations: 0.5%
$857,000	Z	Federal Home Loan Bank, 1.300%, due 04/01/08		$856,969
		Total Short-Term Investments
		(Cost $856,969)		856,969
		Total Investments in Securities
		(Cost $174,873,911)*	99.5%	$169,537,610
		Other Assets and Liabilities - Net	0.5	775,029
		Net Assets	100.0%	$170,312,639

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
	*	Cost for federal income tax purposes is $174,907,998.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$14,599,654
		Gross Unrealized Depreciation		(19,970,042)
		Net Unrealized Depreciation		$(5,370,388)

PORTFOLIO OF INVESTMENTS
ING Evergreen Omega Portfolio	as of March 31, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolios own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolios investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$168,680,641	$—
Level 2- Other Significant Observable Inputs	856,969	—
Level 3- Significant Unobservable Inputs	—	—
Total	$169,537,610	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of March 31, 2008, were as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 12/31/07	$—	$—
Net purchases (sales)	—	—
Total realized and unrealized gain (loss)	—	—
Transfers in and/or out of Level 3	—	—
Balance at 03/31/08	$—	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

PORTFOLIO OF INVESTMENTS
ING FMRSM Diversified Mid Cap Portfolio	as of March 31, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 93.6%
		Advertising: 1.2%
14,000	@, @@	Clear Media Ltd.	$11,734
5,150	@@	Moshi Moshi Hotline, Inc.	157,084
385,000		Omnicom Group	17,009,300
5,100	@@	Trader Classified Media NV	1,369
			17,179,487
		Aerospace/Defense: 0.5%
76,600	@@	Meggitt PLC	419,144
10,150	@	Point Blank Solutions, Inc.	35,322
92,410		Raytheon Co.	5,970,610
108		Rockwell Collins, Inc.	6,172
			6,431,248
		Agriculture: 0.0%
272,000	@@	Chaoda Modern Agriculture	310,700
380,000	@@	Golden Agri-Resources Ltd.	278,501
			589,201
		Airlines: 0.1%
59,504	@	Republic Airways Holdings, Inc.	1,288,857
			1,288,857
		Apparel: 1.1%
932,000	@@	Asics Corp.	10,827,286
1,828,000	@@	China Ting Group Holdings Ltd.	309,449
266,000	@@	Li Ning Co. Ltd.	757,203
96,000	@@	Prime Success International Group	51,800
28,000	@@	Shenzhou International Group Holdings Ltd.	7,920
22,835		VF Corp.	1,769,941
725,700	@@, L	Yue Yuen Industrial Holdings	2,288,356
			16,011,955
		Auto Manufacturers: 0.0%
105,500	@@	Great Wall Motor Co. Ltd.	102,328
313	@@	Hyundai Motor Co.	24,996
7,052	@@	Maruti Udyog Ltd.	145,231
16,900	@@, L	Tata Motors Ltd. ADR	263,978
			536,533
		Auto Parts & Equipment: 0.8%
25,692	@	Aftermarket Technology Corp.	499,452
80,823	@, L	Amerigon, Inc.	1,196,180
1,212	@@	Automotive Axles Ltd.	11,433
169,885	@, L	Fuel Systems Solutions, Inc.	2,264,567
10,855,000	@@	Geely Automobile Holdings Ltd.	1,308,338
346,550	@@	Hota Industrial Manufacturing Co. Ltd.	433,076
68,000	@@	Jinheng Automotive Safety Technology Holdings Ltd.	12,935
160,170		Johnson Controls, Inc.	5,413,746
102,000	@@	Minth Group Ltd.	105,860
1,184,500	@, @@	New Focus Auto Tech Holdings Ltd.	211,239
91,000	@@	Weichai Power Co., Ltd.	341,838
			11,798,664
		Banks: 1.1%
218,094	@@	Allahabad Bank	418,796
157,000	@@, L	Aozora Bank Ltd.	469,285
32,600	@@	Banco Itau Holding Financeira SA ADR	741,976
180,564	@@	Bank of Baroda	1,285,634
800	L	Boston Private Financial Holdings, Inc.	8,472
10,400		Capital One Financial Corp.	511,888
166,909	L	Capitol Bancorp., Ltd.	3,528,456
63,622	@@	Corp Bank	446,492
24,000		Fifth Third Bancorp.	502,080
356,000	@@	Fukuoka Financial Group, Inc.	1,866,897
28,000	@@	Hiroshima Bank Ltd.	136,262
25,100	@@	Hypo Real Estate Holding AG	662,564
2,000	@@	Hypo Real Estate Holding AG ADR	53,051
44	@@	Jammu & Kashmir Bank Ltd.	748
192,000	@@	Juroku Bank Ltd.	1,115,645
10,274	L	National Penn Bancshares, Inc.	186,884
20,010	@@	Oriental Bank of Commerce	89,149
270,000	@@	Sumitomo Trust & Banking Co., Ltd.	1,871,180
155,254	@@	UCO Bank	143,742
3,000	@@	Uniao de Bancos Brasileiros SA GDR	349,920
46,100		Wachovia Corp.	1,244,700
			15,633,821
		Beverages: 1.4%
17,300	@@	CCL Products India Ltd.	59,833
9,900	@@	Fomento Economico Mexicano SA de CV ADR	413,622
15,500	@@	Grupo Modelo SA	67,882
33,300	@@	Heineken Holding NV	1,675,384
2,400	@@	Heineken NV	139,391

PORTFOLIO OF INVESTMENTS
ING FMRSM Diversified Mid Cap Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Beverages (continued)
5,185	@, L	Jones Soda Co.	$18,096
307,318		Molson Coors Brewing Co.	16,155,707
16,200	@, L	Peet’s Coffee & Tea, Inc.	380,862
			18,910,777
		Biotechnology: 2.8%
6,100	@, @@	3SBio, Inc. ADR	53,314
100	@	Applera Corp. - Celera Genomics Group	1,470
11,930	@, @@	Basilea Pharmaceutica - Reg	1,736,508
155,434	@, L	BioCryst Pharmaceuticals, Inc.	716,551
73	@	Bio-Rad Laboratories, Inc.	6,493
52,077	@, @@, L	deCODE genetics, Inc.	79,678
23	@, L	Exelixis, Inc.	160
29,061	@, L	Genomic Health, Inc.	548,962
331,971	@	Harvard Bioscience, Inc.	1,659,855
279,098	@, L	Human Genome Sciences, Inc.	1,643,887
120	@, L	Invitrogen Corp.	10,256
100	@, L	Lifecell Corp.	4,203
85,494	@, L	Millipore Corp.	5,763,151
540,000	@@, L	Mingyuan Medicare Development Co., Ltd.	84,086
11,100	@, L	Momenta Pharmaceuticals, Inc.	121,323
71,328	@, L	Myriad Genetics, Inc.	2,873,805
31,500	@	Nanosphere, Inc.	272,790
99,585	@	Orchid Cellmark, Inc.	283,817
24,730	@	Orexigen Therapeutics, Inc.	254,719
732,900	@, @@, L	Qiagen NV	15,244,320
7	@	RXi Pharmaceuticals Corp.	68
584,587	@, L	Sangamo Biosciences, Inc.	5,939,404
69,514	@, L	Seattle Genetics, Inc.	632,577
130,962	@, L	Sequenom, Inc.	851,253
145,785	@	Strategic Diagnostics, Inc.	543,778
			39,326,428
		Building Materials: 0.1%
33,667		Lennox International, Inc.	1,211,002
22,510	@@	Lloyd Electric & Engineering	54,023
2,580	@	PGT, Inc.	7,069
20,000	@@, L	Toto Ltd.	190,347
15,251	@, L	Trex Co., Inc.	120,178
			1,582,619
		Chemicals: 1.3%
61,746		Albemarle Corp.	2,254,964
78,943	@@	Asian Paints Ltd.	2,380,292
90,384		Ecolab, Inc.	3,925,377
8,827		KMG Chemicals, Inc.	136,201
96	@, L	Landec Corp.	809
209,732	L	Sensient Technologies Corp.	6,184,997
12,400	@@	Syngenta AG ADR	725,524
10,882	L	Terra Nitrogen Co. LP	1,213,887
109,000	@@	Tokuyama Corp.	800,482
13,900		Valspar Corp.	275,776
			17,898,309
		Coal: 0.6%
1,209,358	@, L	International Coal Group, Inc.	7,679,423
			7,679,423
		Commercial Services: 1.4%
248,600	@@	Accenture Ltd.	8,743,262
150		Administaff, Inc.	3,542
11,400	@@	Benesse Corp.	537,971
8,900	@, L	Capella Education Co.	485,940
16	@@	Intertek Group PLC	328
27,800	@@	JobStreet Corp. Bhd	13,762
42,611	@, L	Korn/Ferry International	720,126
33,165		Manpower, Inc.	1,865,863
100	L	Moody’s Corp.	3,483
367,000	@@	Raffles Education Corp., Ltd.	277,110
94,900	@@, L	Randstad Holdings NV	4,444,040
46,300		RR Donnelley & Sons Co.	1,403,353
2,650	@	SAIC, Inc.	49,264
100		Strayer Education, Inc.	15,250
100	@, L	SuccessFactors, Inc.	976
3,200	@	Visa, Inc.	199,552
5,700	@, L	Vistaprint Ltd.	199,215
			18,963,037
		Computers: 1.4%
1,565,315	@@	Acer, Inc.	2,822,106
24,400	@@, L	Capgemini SA	1,389,336
73,704	@	Ciber, Inc.	361,150
64,500	@	Cognizant Technology Solutions Corp.	1,859,535
107	@, L	Echelon Corp.	1,445
86,000	@@	Foxconn Technology Co., Ltd.	512,942
21,024	@	IHS, Inc.	1,352,053
2,608,000	L	Lenovo Group Ltd.	1,702,578
320,511	@, L	LivePerson, Inc.	993,584
21,100	@, @@, L	Logitech International	536,784

PORTFOLIO OF INVESTMENTS
ING FMRSM Diversified Mid Cap Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Computers (continued)
28,025	@, @@	Logitech International SA	$711,060
49,462	@, L	Maxwell Technologies, Inc.	504,018
31,003	@	Micros Systems, Inc.	1,043,561
130,700	@	NetApp, Inc.	2,620,535
780	@@	Obic Co., Ltd.	139,150
100	@, L	Stratasys, Inc.	1,780
155,079	@	Sun Microsystems, Inc.	2,408,377
			18,959,994
		Cosmetics/Personal Care: 0.1%
4,600	@@, L	Kalina ADR	146,280
111	@@	Kose Corp.	2,414
1,600		Procter & Gamble Co.	112,112
34,500	@@	Shiseido Co., Ltd. ADR	913,322
			1,174,128
		Distribution/Wholesale: 0.0%
1,000	@@	Digital China Holdings Ltd.	658
			658
		Diversified Financial Services: 3.9%
141,000	@@, L	Acta Holding ASA	473,136
87,800	@, @@	African Dawn Capital Ltd.	49,461
242,897	@	AllianceBernstein Holding LP	15,394,812
414,941		Ameriprise Financial, Inc.	21,514,691
67,361	L	Federal Agricultural Mortgage Corp.	1,758,122
276,516	L	Janus Capital Group, Inc.	6,434,527
2,223	@@, L	Kenedix, Inc.	2,460,487
321,400	@@, L	Marusan Securities Co., Ltd.	1,784,043
2,500	@@	MPC Muenchmeyer Petersen Capital AG	178,126
140,500	@@	New Star Asset Management Group Ltd.	320,598
100	@@, L	Petrobras Energia Participaciones SA ADR	1,135
2,024	@@	Sparx Group Co., Ltd.	984,265
50,823		T. Rowe Price Group, Inc.	2,541,150
			53,894,553
		Electric: 0.2%
18,000	@	Enernoc, Inc.	203,929
4,368	@@	Kalpataru Power Transmission Ltd.	117,211
125	@, @@	Lanco Infratech Ltd.	1,222
68,500		Pepco Holdings, Inc.	1,693,320
11,100	@, L	Pike Electric Corp.	154,623
			2,170,305
		Electrical Components & Equipment: 0.5%
40,000	@@, L	Dongfang Electrical Machinery Co., Ltd.	163,590
3,986,000	@@	Neo-Neon Holdings Ltd.	2,843,241
9,700	@@	Nexans SA	1,144,772
184,508	@, L	PowerSecure International, Inc.	2,171,659
20,200	@, @@	Prysmian S.p.A.	431,508
28,187	@, L	Universal Display Corp.	403,638
			7,158,408
		Electronics: 5.4%
108,230	@	Agilent Technologies, Inc.	3,228,501
268,676		Applera Corp. - Applied Biosystems Group	8,828,693
28,000	@	Arrow Electronics, Inc.	942,200
771,919	@@	Asustek Computer, Inc.	2,273,847
31,200	@	Avnet, Inc.	1,021,176
11,521	L	Badger Meter, Inc.	497,707
124,000	@@	Bright Led Electronics Corp.	277,105
95,000	@@	Cipherlab Co., Ltd.	214,358
183,733	@	Cymer, Inc.	4,784,407
1,664,386		Gentex Corp.	28,544,218
754,000	@@	Gold Circuit Electronics Ltd.	508,861
27,600	@@	HON HAI Precision Industry Co., Ltd.	158,899
22,600	@@	Ibiden Co., Ltd.	896,357
641,550	@@	I-Chiun Precision Industry Co., Ltd.	839,132
68,600	@@	Ingenico	2,252,987
8,723	@, L	Itron, Inc.	787,076
37,000		Jabil Circuit, Inc.	350,020
67,846	@	Measurement Specialties, Inc.	1,185,270
72,365	@, @@	Mettler Toledo International, Inc.	7,028,089
60,149	@@	MIC Electronics Ltd.	1,080,562
99,000	@@	Nippon Electric Glass Co., Ltd.	1,554,780
185,067		PerkinElmer, Inc.	4,487,875
21,414	@@	Seoul Semiconductor Co. Ltd.	445,892
100	@, L	Trimble Navigation Ltd.	2,859
49,400	@	Varian, Inc.	2,861,248
100	@	Waters Corp.	5,570
			75,057,689
		Energy - Alternate Sources: 0.4%
130	@, L	Comverge, Inc.	1,343
82,975	@, L	Evergreen Energy, Inc.	127,782
100	@	First Solar, Inc.	23,114
44,300	@, @@	Renewable Energy Corp. A/S	1,247,686
82,900	@@	Solarworld AG	4,021,076
			5,421,001

PORTFOLIO OF INVESTMENTS
ING FMRSM Diversified Mid Cap Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Engineering & Construction: 0.6%
1,300	@, @@	Babis Vovos International Technical Co.	$40,021
2,922,000	@@	China EnerSave Ltd.	106,905
24,935	@@	Gayatri Projects Ltd.	258,144
7,020	@@	GS Engineering & Construction Corp.	1,035,952
167,181	@@	IVRCL Infrastructures & Projects Ltd.	1,703,929
41,900	@	Jacobs Engineering Group, Inc.	3,083,421
900	@, @@	Manz Automation AG	217,089
38,852	@@	Nagarjuna Construction Co.	209,539
17,250	@@	Prajay Engineers Syndicate Ltd.	123,057
43,056	@@	Pratibha Industries Ltd.	360,183
111	@	Shaw Group, Inc.	5,233
81,000	@@	Taihei Dengyo Kaisha Ltd.	600,639
			7,744,112
		Entertainment: 0.4%
4,116,000	@, @@	China LotSynergy Holdings Ltd.	231,535
42,951	@@	Cinemax India Ltd.	115,535
148,400	@, @@	Eros International PLC	905,650
778,000	@, @@	Global Digital Creations Holdings Ltd.	49,983
44,253	@@	Inox Leisure Ltd.	110,338
265,543	@, L	Macrovision Corp.	3,584,831
60,032	@@	PVR Ltd.	286,472
1,400		Regal Entertainment Group	26,489
			5,310,833
		Environmental Control: 1.8%
804,700	@	Allied Waste Industries, Inc.	8,698,807
114	@, L	Basin Water, Inc.	654
109,623	@@	Bio-Treat Technology Ltd.	40,403
89,888	@, L	Fuel Tech, Inc.	1,842,704
251,982		Nalco Holding Co.	5,329,419
952,000	@, @@, L	Sino-Environment Technology Group Ltd.	814,430
300,000	@, @@	Sinomem Technology Ltd.	140,110
130,827	@, L	Waste Connections, Inc.	4,021,622
7,440		Waste Industries USA, Inc.	268,956
121,418		Waste Management, Inc.	4,074,788
20,581	@, @@	Waste Services, Inc.	167,118
5,080	@@	Woongjin Coway Co., Ltd.	153,730
			25,552,741
		Food: 4.3%
4,180	@@	Britannia Industries Ltd.	137,439
79,900	@@	Cermaq ASA	1,017,959
63,900	@, L	Chiquita Brands International, Inc.	1,476,729
319,449		ConAgra Foods, Inc.	7,650,804
547,529		Corn Products International, Inc.	20,335,227
8,600	@@	Daikokutenbussan Co., Ltd.	53,488
131,900		Del Monte Foods Co.	1,257,007
4,332,400	@, @@	Heng Tai Consumables Group Ltd.	604,642
343,543		Hormel Foods Corp.	14,312,001
1,600	@@	Iaws Group PLC	37,731
600		Kellogg Co.	31,536
432,657		Safeway, Inc.	12,698,483
44,500		Sara Lee Corp.	622,110
19,000	@@	Toyo Suisan Kaisha Ltd.	285,540
4,600	@@	Unicharm Petcare Corp.	146,391
31		Whole Foods Market, Inc.	1,022
121	@@	Wimm-Bill-Dann Foods OJSC ADR	12,400
			60,680,509
		Forest Products & Paper: 0.3%
10,800		Glatfelter	163,188
227,877	@@, L	Gunns Ltd.	654,834
600	@, @@	International Forest Products - Class A	3,414
446,800	@@	Lee & Man Paper Manufacturing Ltd.	721,514
73,500	@@, L	Votorantim Celulose e Papel SA ADR	2,095,485
			3,638,435
		Gas: 0.4%
164,411		AGL Resources, Inc.	5,642,586
			5,642,586
		Hand/Machine Tools: 0.0%
13,611	@@	Shanthi Gears Ltd.	19,373
			19,373
		Healthcare - Products: 3.9%
100	@	Angiodynamics, Inc.	1,156
136,200		Becton Dickinson & Co.	11,692,770
132,800	@	Boston Scientific Corp.	1,709,136
100	@	Cepheid, Inc.	2,439
75,100		Densply International, Inc.	2,898,860
122,776	@	Edwards Lifesciences Corp.	5,469,671
404,000	@@	Golden Meditech Co., Ltd.	117,525
47,073	@, L	Haemonetics Corp.	2,804,609
1,149,044	@@, L	Hengan International Group Co., Ltd.	3,961,536
50,115	@, L	Insulet Corp.	721,656
14,200	@, L	Inverness Medical Innovations, Inc.	427,420
197,080		Medtronic, Inc.	9,532,760
48,800	@@, L	Mindray Medical International Ltd. ADR	1,412,272

PORTFOLIO OF INVESTMENTS
ING FMRSM Diversified Mid Cap Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Healthcare - Products (continued)
8,419	@, L	NuVasive, Inc.	$290,540
13,500	@	Osteotech, Inc.	64,125
134,961	@, L	Quidel Corp.	2,167,474
35,200	@, L	Spectranetics Corp.	294,272
138,787	L	Steris Corp.	3,723,655
68,000		Stryker Corp.	4,423,400
185,369	@, L	ThermoGenesis Corp.	302,151
51,329	@	Varian Medical Systems, Inc.	2,404,250
			54,421,677
		Healthcare - Services: 1.8%
26,200	@, L	AMERIGROUP Corp.	716,046
32,757	@, L	athenahealth, Inc.	775,358
230,596	@, L	Centene Corp.	3,214,508
184,244	@, L	Emeritus Corp.	3,843,330
42,400	@	Health Net, Inc.	1,305,920
57,200	@	IPC The Hospitalist Co., Inc.	1,131,416
63,700	@, L	Laboratory Corp. of America Holdings	4,693,416
59,009	@, L	LifePoint Hospitals, Inc.	1,620,977
178,377	@, L	Lincare Holdings, Inc.	5,014,177
30,000	@, @@	Medial Saude SA	281,929
194	@@	Message Co. Ltd.	262,046
76,357	@, L	Molina Healthcare, Inc.	1,864,638
8,723	@	US Physical Therapy, Inc.	125,786
			24,849,547
		Holding Companies - Diversified: 0.1%
36,000	@@	China Resources Enterprise	116,816
29,987	@, @@	MAX India Ltd.	110,846
126	@, @@	REI Agro Ltd.	4,625
240,000	@@	Shanghai Industrial Holdings Ltd.	913,455
			1,145,742
		Home Builders: 0.2%
51,500	@@	Boot (Henry) PLC	141,862
1,900	@@	Maisons France Confort	102,114
43,058	L	Monaco Coach Corp.	408,190
182,200	@@	Sekisui House Ltd.	1,702,155
			2,354,321
		Home Furnishings: 0.2%
120,600	@@	Lewis Group Ltd.	623,275
28,200	L	Whirlpool Corp.	2,447,196
			3,070,471
		Household Products/Wares: 0.2%
47,488		Clorox Co.	2,689,720
29,107	@@	Godrej Consumer Products Ltd.	78,599
			2,768,319
		Housewares: 0.0%
26,619		Newell Rubbermaid, Inc.	608,777
			608,777
		Insurance: 0.9%
514,064	@@	Admiral Group PLC	8,197,340
47,732		Brooke Corp.	154,652
19,794	@	eHealth, Inc.	436,854
44,417		Reinsurance Group of America	2,418,061
97,243	@	Universal American Financial Corp.	1,030,776
			12,237,683
		Internet: 2.2%
190,283	@	Art Technology Group, Inc.	738,298
616,800	@, @@	Blinkx PLC	198,881
96	@, L	Cybersource Corp.	1,403
109	@@	DA Consortium, Inc.	56,642
59,002	@, L	DealerTrack Holdings, Inc.	1,193,020
36,500	@	eBay, Inc.	1,089,160
145,161	@, L	Emdeon Corp.	1,384,836
35	@@	F@N Communications, Inc.	38,176
13,300	@, @@, L	Giant Interactive Group, Inc. ADR	168,245
145,504	@	Health Grades, Inc.	768,261
178,662	@, L	Internap Network Services Corp.	886,164
8,800	@, @@	LBI International AB	44,882
25,790	@@, L	LG Dacom Corp.	488,627
41,586	@, L	Nutri/System, Inc.	626,701
257,318	@, L	Online Resources Corp.	2,475,399
8,100	@, @@	Open Business Club AG	463,918
151,771	@, L	Priceline.com, Inc.	18,343,043
206	@, @@, L	Rediff.Com India Ltd. ADR	1,640
100	@, @@	Sify Ltd. ADR	446
203,600	@@	Tencent Holdings Ltd.	1,174,913
127	@, L	Trizetto Group	2,120
44,150	@, L	Valueclick, Inc.	761,588
89	@, @@	ValueCommerce Co. Ltd.	25,481
19,479	@, L	WebMD Health Corp.	459,120
			31,390,964
		Iron/Steel: 0.0%
58,000	@@	China Metal International Holdings, Inc.	14,232
			14,232

PORTFOLIO OF INVESTMENTS
ING FMRSM Diversified Mid Cap Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Leisure Time: 0.1%
591,000	@@	Giant Manufacturing Co., Ltd.	$1,494,949
13,000	@@	Mizuno Corp.	81,814
3,800	@@	Shimano, Inc.	176,653
			1,753,416
		Lodging: 0.2%
195,700	@@	Minor International PCL	105,461
52,100		Starwood Hotels & Resorts Worldwide, Inc.	2,696,175
49,544	@@	TAJ GVK Hotels & Resorts Ltd.	128,618
			2,930,254
		Machinery - Diversified: 4.4%
476,136	@	AGCO Corp.	28,511,024
2,148	@@	Bell Equipment Ltd.	12,235
46,938		Cummins, Inc.	2,197,637
253,000		Deere & Co.	20,351,320
1,667,000	@@, L	Haitian International Holdings Ltd.	871,044
150	L	IDEX Corp.	4,604
127	@, L	iRobot Corp.	2,173
34,612	@, L	Kadant, Inc.	1,016,901
26,300	@@	MAN AG	3,509,816
57,822		Rockwell Automation, Inc.	3,320,139
46,000	@, @@	Uzel Makina Sanayii A/S	34,500
4,600	@, @@	Uzel Makina Sanayii AS	138
67,025	@	Zebra Technologies Corp.	2,233,273
			62,064,804
		Media: 0.0%
103,658	@, L	Gemstar-TV Guide International, Inc.	487,193
4,300	@	Voyager Learning Co.	27,950
			515,143
		Metal Fabricate/Hardware: 0.5%
61,410		CIRCOR International, Inc.	2,840,213
564,000	@@	EVA Precision Industrial Holdings Ltd.	150,963
108,686	@	Hawk Corp.	1,904,179
7,394	@@	Maharashtra Seamless Ltd.	56,204
218,750	@@	Shin Zu Shing Co. Ltd	1,038,084
411,000	@@, L	Unisteel Technology Ltd.	393,271
			6,382,914
		Mining: 10.6%
27,400	@@	Agnico-Eagle Mines Ltd.	1,858,432
27,000	@@, L	Agnico-Eagle Mines Ltd.	1,828,170
531,900	@, @@	Alamos Gold, Inc.	3,109,163
21,300	@@	Aquarius Platinum Ltd.	332,535
439,300	@@	Barrick Gold Corp.	19,087,585
40,700	@, @@	Centerra Gold, Inc.	533,705
1,506,177	@, L	Coeur d’Alene Mines Corp.	6,084,955
1,483,400	@, @@	Eldorado Gold Corp.	10,228,450
46,300	@@	GoldCorp, Inc.	1,799,315
80,464	@, L	Hecla Mining Co.	897,978
2,182,200	@, @@	High River Gold Mines Ltd.	5,591,296
684,000	@@	Iamgold Corp.	5,071,109
13,300	@	Jaguar Mining, Inc.	140,581
339,700	@@, L	Kinross Gold Corp.	7,510,767
664,000	@@	Kinross Gold Corp.	14,813,776
463,843	@, @@, L	Lihir Gold Ltd.	1,480,094
172,000	@, @@, L	Lihir Gold Ltd. ADR	5,473,040
174,918	@, @@	Lundin Mining Corp.	1,192,874
232,664	@@	Newcrest Mining Ltd.	7,061,020
1,034,029		Newmont Mining Corp.	46,841,514
24,200	@@	Randgold Resources Ltd. ADR	1,121,428
158,238		Royal Gold, Inc.	4,774,040
130,000	@, @@	Shore Gold, Inc.	512,933
79,734	@@	Yamana Gold, Inc.	1,169,143
			148,513,903
		Miscellaneous Manufacturing: 3.4%
150		Acuity Brands, Inc.	6,443
17,301		Ameron International Corp.	1,618,163
6,400		Brink’s Co.	429,952
14,425	@, L	Ceradyne, Inc.	461,023
393,488		Cooper Industries Ltd.	15,798,543
80,034		Crane Co.	3,229,372
10,700	L	Danaher Corp.	813,521
16,500		Eaton Corp.	1,314,555
2,516	@@	JVM Co., Ltd.	114,464
77,623		Parker Hannifin Corp.	5,376,945
6,300		Quixote Corp.	51,471
154,000		SPX Corp.	16,154,600
46,500		Teleflex, Inc.	2,218,515
			47,587,567
		Oil & Gas: 5.3%
2,200	@	Brigham Exploration Co.	13,354
21,700	@@	Canadian Natural Resources Ltd.	1,485,566
6,800		Canadian Natural Resources Ltd.	466,421
100	@, L	Cheniere Energy, Inc.	1,980

PORTFOLIO OF INVESTMENTS
ING FMRSM Diversified Mid Cap Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Oil & Gas (continued)
238,016		Chesapeake Energy Corp.	$10,984,438
7,000	@	Comstock Resources, Inc.	282,100
544,000	@@	Cosmo Oil Co., Ltd.	1,723,861
186,646		ENSCO International, Inc.	11,687,773
600	@	Forest Oil Corp.	29,281
500	@, L	Grey Wolf, Inc.	3,390
117,117	L	Holly Corp.	5,084,049
4,200		Hugoton Royalty Trust	115,836
1,900		Murphy Oil Corp.	156,066
396,860	@, @@, L	Nabors Industries Ltd.	13,401,962
171,000	@@	Nippon Oil Corp.	1,078,479
722,732	@, L	Parker Drilling Co.	4,668,849
364,013		Patterson-UTI Energy, Inc.	9,529,860
28,456	@	Petroquest Energy, Inc.	493,427
192,329	@	Pride International, Inc.	6,721,899
130,212		Rowan Cos., Inc.	5,362,130
			73,290,721
		Oil & Gas Services: 4.7%
344,151	@	Dresser-Rand Group, Inc.	10,582,643
525,466	@, L	Global Industries Ltd.	8,454,748
116,670	@	Helix Energy Solutions Group, Inc.	3,675,105
230,127	@, L	ION Geophysical Corp.	3,175,753
160,494	@	National Oilwell Varco, Inc.	9,369,640
1,442,942	@, L	Newpark Resources	7,359,004
46,928	@, L	Oil States International, Inc.	2,102,844
16,600	@@	Saipem S.p.A.	672,954
284,000	@	Weatherford International Ltd.	20,581,480
			65,974,171
		Packaging & Containers: 0.0%
179,804	@, @@	Essel Propack Ltd.	165,710
			165,710
		Pharmaceuticals: 1.8%
2,600		Abbott Laboratories	143,390
326,068	@, L	Akorn, Inc.	1,542,302
49,182		Allergan, Inc.	2,773,373
132	@, L	Alnylam Pharmaceuticals, Inc.	3,221
29,669	@, L	Ardea Biosciences, Inc.	385,697
41,906	@, L	Array Biopharma, Inc.	293,761
13,700	@, L	Auxilium Pharmaceuticals, Inc.	366,338
94,555	@	Cubist Pharmaceuticals, Inc.	1,741,703
143	@	CytRx Corp.	164
534,577	@	Endo Pharmaceuticals Holdings, Inc.	12,797,773
21,946	@@	Grifols SA	576,146
354,898	@, L	Insmed, Inc.	241,331
108,800	L	Mylan Laboratories	1,262,080
8,400	@	Obagi Medical Products, Inc.	72,912
1,300	@, L	Salix Pharmaceuticals Ltd.	8,164
62,800	@@	Teva Pharmaceutical Industries Ltd. ADR	2,900,732
15,129	@, L	Trubion Pharmaceuticals, Inc.	142,818
9,100	@@	Wockhardt Ltd.	60,690
			25,312,595
		Real Estate: 0.5%
2,433,480	@@	Ayala Land, Inc.	627,150
17,000	@, @@	Belle Corp.	391
88,100	@@	Capital & Regional PLC	960,719
13,600	@, @@	Cyrela Commercial Properties SA Empreendimentos e Participacoes	73,941
215,000	@@	Hopewell Holdings	821,328
1,512,000	@@, L	Hopson Development Holdings Ltd.	2,361,717
2,200	@@	Joint Corp.	14,328
1,285,000	@@	Megaworld Corp.	75,955
6,600	@, @@	Mirland Development Corp. PLC	60,312
1,724,400	@@, L	New World China Land Ltd.	1,099,568
43,700	@@	Nihon Eslead Corp.	458,776
557,000	@@	Robinsons Land Corp.	136,837
248,000	@@	Shun TAK Holdings Ltd.	329,992
98,400	@@	Songbird Estates PLC	253,725
103,000	@, @@	SPG Land Holdings Ltd.	43,431
79		WP Carey & Co., LLC	2,368
			7,320,538
		Retail: 6.1%
320,600	@@, L	ABC-Mart, Inc.	7,656,476
15,900	@, @@	AmRest Holdings NV	723,696
143,000	@@	Belle International Holdings	149,680
82,380		Brown Shoe Co., Inc.	1,241,467
8,000	@@	Cafe de Coral Holdings Ltd.	15,365
84,800	@	Copart, Inc.	3,286,848
247,735	@	GameStop Corp.	12,810,377
19,457	@@	Gitanjali Gems Ltd.	107,186
431,236	@, L	HOT Topic, Inc.	1,858,627
100	@@	Inditex SA	5,550
909,900	@@	Jollibee Foods Corp.	1,043,095
165	@, L	Krispy Kreme Doughnuts, Inc.	503
839,000	@@	Lifestyle International Holdings Ltd.	1,793,941

PORTFOLIO OF INVESTMENTS
ING FMRSM Diversified Mid Cap Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Retail (continued)
52,500	L	Liz Claiborne, Inc.	$952,875
100	@, @@, L	Lululemon Athletica, Inc.	2,843
201,014	@@	N Brown Group PLC	971,594
200	@@	Nafco Co., Ltd.	2,816
35,100	@@	Nitori Co., Ltd.	1,993,787
100	@	O’Reilly Automotive, Inc.	2,852
4,600	@@	Otsuka Kagu Ltd.	58,512
22,486	@, L	Panera Bread Co.	941,939
27,700	@	Papa John’s International, Inc.	670,617
221,400	@@	Pendragon PLC	148,221
16,852	@	PF Chang’s China Bistro, Inc.	482,097
8,100	@@	Plant Co., Ltd.	25,312
219,083		Ross Stores, Inc.	6,563,727
9,400	@@	Ryohin Keikaku Co., Ltd.	548,392
293,318	@, L	Sally Beauty Holdings, Inc.	2,023,894
224,553	@, L	Sonic Corp.	4,949,148
90,500	@@, L	St. Marc Holdings Co., Ltd.	3,112,672
127,000	@	Starbucks Corp.	2,222,500
31,800	@@	Sugi Pharmacy Co., Ltd.	907,123
29,600		TJX Cos., Inc.	978,872
51,600	@@	Tsuruha Holdings, Inc.	2,234,978
159	@, L	Under Armour, Inc.	5,819
155,200	@@	Valor Co., Ltd.	1,662,597
358,600		Wal-Mart Stores, Inc.	18,891,048
34,750	@@	Yamada Denki Co., Ltd.	3,029,757
332	@@, L	Yoshinoya D&C Co., Ltd.	578,629
			84,655,432
		Semiconductors: 5.6%
805,483		Altera Corp.	14,845,052
32,434	@, L	Anadigics, Inc.	212,767
336,329	@	ATMI, Inc.	9,360,036
9,800	@	AuthenTec, Inc.	97,412
139,215	@, L	Cree, Inc.	3,892,451
1,470,532	@@	Epistar Corp.	4,129,819
301,946	@@	Everlight Electronics Co., Ltd.	1,033,700
424,000	@, @@	Formosa Epitaxy, Inc.	474,351
887,907	@	Integrated Device Technology, Inc.	7,929,010
565,617		Intersil Corp.	14,519,388
7,991	@, L	IPG Photonics Corp.	125,379
70,700	@@	Kontron AG	1,145,318
44,100	@, L	Lam Research Corp.	1,685,502
72,250	@@	MediaTek, Inc.	959,695
32,100		National Semiconductor Corp.	588,072
926,289	@, @@	Opto Technology Corp.	858,906
383,052	@	PMC - Sierra, Inc.	2,183,396
190,900	@@	Powertech Technology, Inc.	691,329
428,350	@@	Richtek Technology Corp.	3,427,681
6,370	@, L	Rubicon Technology, Inc.	184,603
217,916	@@, L	Siliconware Precision Industries Co. ADR	1,830,494
18,391	@	Techwell, Inc.	199,358
195,000	@@	Tekcore Co., Ltd.	210,115
299,908		Xilinx, Inc.	7,122,815
91,900	@@	Zetex PLC	78,092
			77,784,741
		Software: 4.1%
217,000	@	Adobe Systems, Inc.	7,723,030
129,784	@, L	Allscripts Healthcare Solutions, Inc.	1,339,371
65,175	@	Ansys, Inc.	2,249,841
654,200	@, @@	Autonomy Corp. PLC	11,944,758
25,700	@	Callidus Software, Inc.	123,617
58,076	@, L	Cerner Corp.	2,165,073
100	@, L	Concur Technologies, Inc.	3,105
142,837	@, L	Eclipsys Corp.	2,801,034
21,859	@	Electronic Arts, Inc.	1,091,201
19,300	@, @@	GameLoft	83,536
153,669	@, L	Interactive Intelligence, Inc.	1,808,684
602,000	@@	Kingdee International Software Group Co., Ltd.	465,994
3,500	@, @@	Longtop Financial Technologies Ltd. ADR	66,080
78	@, L	NetSuite, Inc.	1,680
426,800	@@	Nomura Research Institute Ltd.	11,232,004
58	@, L	Omnicell, Inc.	1,166
76	@, L	Omniture, Inc.	1,764
280,600	@	Oracle Corp.	5,488,536
100,351	L	Quality Systems, Inc.	2,997,484
122	@, @@	TomTom	5,045
64,600	@, @@, L	UbiSoft Entertainment	5,564,600
			57,157,603
		Telecommunications: 3.1%
290,193	@, L	ADC Telecommunications, Inc.	3,505,531
41,249		Adtran, Inc.	763,107
500	@, @@	Africa Cellular Towers Ltd.	185
57,628	@	Airspan Networks, Inc.	54,170
100	@, @@	Alvarion Ltd.	725

PORTFOLIO OF INVESTMENTS
ING FMRSM Diversified Mid Cap Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Telecommunications (continued)
31,900	@, L	Ciena Corp.	$983,477
40,759	@, L	Comtech Telecommunications	1,589,601
146	@	Globecomm Systems, Inc.	1,270
4,300	@	Infinera Corp.	51,600
1,167,363	@, L	Juniper Networks, Inc.	29,184,075
20,400	@	NII Holdings, Inc.	648,312
27,000	@@	Nokia OYJ ADR	859,410
119,331		Plantronics, Inc.	2,304,282
209,300	@, @@	Sandvine Corp.	356,837
13,700	@@	SK Telecom Co., Ltd. ADR	296,057
100		Sprint Nextel Corp.	669
2,547,922	@@	Zyxel Communications Corp.	3,003,037
			43,602,345
		Textiles: 0.0%
14,000	@@	Kuraray Co., Ltd.	168,261
			168,261
		Toys/Games/Hobbies: 0.6%
85,800		Hasbro, Inc.	2,393,820
229,692	@, L	Marvel Entertainment, Inc.	6,153,449
			8,547,269
		Transportation: 1.0%
27,100		Burlington Northern Santa Fe Corp.	2,499,162
9,100		Con-way, Inc.	450,268
97,600		CSX Corp.	5,472,432
90,600		Tidewater, Inc.	4,992,966
24,598	@@	Transport Corp. of India Ltd.	52,626
			13,467,454
		Venture Capital: 0.0%
7,900	@@	Jafco Co., Ltd.	265,902
			265,902
		Total Common Stock (Cost $1,333,056,787)	1,306,578,160

REAL ESTATE INVESTMENT TRUSTS: 1.1%
		Diversified: 0.0%
247	@@	British Land Co. PLC	4,499
2	L	CapitalSource, Inc.	19
222	@@	Land Securities Group PLC	6,651
			11,169
		Health Care: 1.0%
593,589		Senior Housing Properties Trust	14,068,059
			14,068,059
		Office Property: 0.0%
11	@@	DA Office Investment Corp.	48,764
123,000	@, @@, L	K-Real Estate Investment Trust Asia	137,673
			186,437
		Regional Malls: 0.1%
24,900	L	General Growth Properties, Inc.	950,433
		Total Real Estate Investment Trusts (Cost $14,907,238)	15,216,098
		Total Long-Term Investments (Cost $1,347,964,025)	1,321,794,258

Principal Amount				Value
SHORT-TERM INVESTMENTS: 13.5%
		U.S. Government Agency Obligations: 1.5%
$20,473,000	Z	Federal Home Loan Bank, 1.300% due 04/01/08		$20,472,261

		Total U.S. Government Agency Obligations (Cost $20,472,261)		20,472,261
		Securities Lending Collateral(cc): 12.0%
167,697,000		Bank of New York Mellon Corp. Institutional Cash Reserves		167,697,000
		Total Securities Lending Collateral (Cost $167,697,000)		167,697,000
		Total Short-Term Investments (Cost $188,169,261)		188,169,261
		Total Investments in Securities
		(Cost $1,536,133,286)*	108.2%	$1,509,963,519
		Other Assets and Liabilities - Net	(8.2)	(114,772,995)
		Net Assets	100.0%	$1,395,190,524

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2008.
	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
	*	Cost for federal income tax purposes is $1,543,556,860.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$93,353,421
		Gross Unrealized Depreciation		(126,946,762)
		Net Unrealized Depreciation		$(33,593,341)

PORTFOLIO OF INVESTMENTS
ING FMRSM Diversified Mid Cap Portfolio	as of March 31, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolios own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolios investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$1,321,792,702	$—
Level 2- Other Significant Observable Inputs	20,473,767	—
Level 3- Significant Unobservable Inputs	50	—
Total	$1,342,266,519	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of March 31, 2008, were as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 12/31/07	$—	$—
Net purchases (sales)	—	—
Total realized and unrealized gain (loss)	50	—
Transfers in and/or out of Level 3	—	—
Balance at 03/31/08	$50	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

PORTFOLIO OF INVESTMENTS
ING Focus 5 Portfolio	as of March 31, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 98.6%
		Aerospace/Defense:1.8%
40,062	@@	BAE Systems PLC	$386,312
34,950		Kaman Corp.	988,736
16,200	@	LMI Aerospace, Inc.	313,794
61,418	@@	Meggitt PLC	336,070
6,677	@@	Thales SA	432,167
			2,457,079
		Agriculture: 0.3%
7,340	@@	Imperial Tobacco Group PLC	337,995
			337,995
		Airlines: 0.2%
11,368	@@	Air France-KLM	319,811
			319,811
		Auto Manufacturers: 2.7%
4,029	@@	DaimlerChrysler AG	344,896
114,800		General Motors Corp.	2,186,940
5,132	@@	Peugeot SA	398,291
16,620	@@	Scania AB - B Shares	348,355
7,300	@@	Toyota Motor Corp.	368,853
			3,647,335
		Auto Parts & Equipment: 1.0%
21,700	@@	Autoliv, Inc.	1,089,340
3,091	@@	Continental AG	316,956
			1,406,296
		Banks: 1.8%
65,700		Bank of America Corp.	2,490,687
			2,490,687
		Building Materials: 1.5%
4,305	@@	Cie de Saint-Gobain	351,839
11,368	@@	CRH PLC	431,387
2,980	@@	Geberit AG - Reg	444,159
24,900	@@	JS Group Corp.	377,153
2,428	@@	Lafarge SA	421,904
			2,026,442
		Chemicals: 5.3%
5,022	@@	Akzo Nobel NV	402,945
19,250		Eastman Chemical Co.	1,202,163
65,450		EI Du Pont de Nemours & Co.	3,060,442
13,050		Penford Corp.	283,577
16,800		PPG Industries, Inc.	1,016,568
21,700		Rohm & Haas Co.	1,173,536
			7,139,231
		Commercial Services: 3.2%
12,140	@@	Abertis Infraestructuras SA	395,368
27,591	@@	Bunzl PLC	388,596
36,050		Deluxe Corp.	692,521
20,550	@	Exponent, Inc.	674,862
62,050	@	Hackett Group, Inc.	242,616
20,500	@	Kendle International, Inc.	920,860
31,300		RR Donnelley & Sons Co.	948,703
			4,263,526
		Computers: 2.3%
40,900	S	Diebold, Inc.	1,535,795
46,000	@	Netscout Systems, Inc.	427,800
44,900	@	Radiant Systems, Inc.	627,253
29,900	@	Stratasys, Inc.	532,220
			3,123,068
		Distribution/Wholesale: 1.0%
25,000		Genuine Parts Co.	1,005,500
28,300	@@	Sumitomo Corp.	377,207
			1,382,707
		Diversified Financial Services: 3.7%
99,250		Citigroup, Inc.	2,125,935
66,850		JPMorgan Chase & Co.	2,871,208
			4,997,143
		Electric: 2.0%
30,050		Constellation Energy Group, Inc.	2,652,514
			2,652,514
		Electronics: 1.2%
20,500		Badger Meter, Inc.	885,600
53,200		Methode Electronics, Inc.	621,908
19,050	@	Spectrum Control, Inc.	161,163
			1,668,671

PORTFOLIO OF INVESTMENTS
ING Focus 5 Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Engineering & Construction: 4.2%
4,801	@@	Bouygues SA	$305,394
21,050		Fluor Corp.	2,971,418
5,574	@@	Grupo Ferrovial	404,186
27,350	@	Layne Christensen Co.	957,797
9,988	@@	Sacyr Vallehermoso SA	346,973
100,300	@@	SembCorp Industries Ltd.	299,030
5,243	@@	Vinci SA	379,286
			5,664,084
		Entertainment: 0.3%
40,283	@@	Aristocrat Leisure Ltd.	354,607
			354,607
		Environmental Control: 0.9%
35,550		Waste Management, Inc.	1,193,058
			1,193,058
		Food: 5.0%
22,239	@@	Associated British Foods PLC	386,285
31,951	@@	Cadbury Schweppes PLC	352,180
49,300		ConAgra Foods, Inc.	1,180,735
5,650	@@	Danisco A/S	413,704
4,470	@@	Delhaize Group	352,539
30,000		Hershey Co.	1,130,100
25,100		HJ Heinz Co.	1,178,947
46,850	@@	J Sainsbury PLC	319,112
90,100	@, @@	SunOpta, Inc.	459,510
41,828	@@	Tesco PLC	315,239
10,706	@@	Unilever NV	360,403
13,354	@@	Woolworths Ltd.	355,188
			6,803,942
		Food Service: 0.3%
6,346	@@	Sodexho Alliance SA	390,089
			390,089
		Forest Products & Paper: 1.8%
36,350		International Paper Co.	988,720
37,150		MeadWestvaco Corp.	1,011,223
81,300	@@	OJI Paper Co., Ltd.	369,087
			2,369,030
		Gas: 0.4%
11,250		EnergySouth, Inc.	587,138
			587,138
		Healthcare - Products: 2.0%
17,550	@	Cynosure, Inc.	373,815
16,400	@	Exactech, Inc.	413,116
32,000	@	Hanger Orthopedic Group, Inc.	344,960
26,350	@	IRIS International, Inc.	349,665
38,300	@	Sonic Innovations, Inc.	184,989
25,650	@	SurModics, Inc.	1,074,222
			2,740,767
		Holding Companies - Diversified: 0.3%
67,101	@@	TUI Travel PLC	343,424
			343,424
		Home Builders: 1.0%
31,700		MDC Holdings, Inc.	1,388,143
			1,388,143
		Home Furnishings: 0.4%
20,550	@	Universal Electronics, Inc.	497,516
			497,516
		Household Products/Wares: 1.6%
22,100		Avery Dennison Corp.	1,088,425
16,800		Kimberly-Clark Corp.	1,084,440
			2,172,865
		Internet: 0.8%
87,900	@	NIC, Inc.	624,969
10,900	@@	Trend Micro, Inc.	430,158
			1,055,127
		Iron/Steel: 4.1%
15,893	@@	Acerinox SA	440,512
7,800	@@	JFE Holdings, Inc.	348,900
15,500		Olympic Steel, Inc.	699,050
14,540	@@	Ssab Svenskt Stal AB	409,508
6,898	@@	ThyssenKrupp AG	396,016
25,800	S	United States Steel Corp.	3,273,246
			5,567,232
		Leisure Time: 1.5%
26,350		Carnival Corp.	1,066,648
24,200		Polaris Industries, Inc.	992,442
			2,059,090
		Lodging: 0.5%
4,912	@@	Accor SA	358,637
22,570	@@	Intercontinental Hotels Group PLC	340,850
			699,487
		Machinery - Construction & Mining: 0.3%
26,380	@@	Atlas Copco AB	451,081
			451,081

PORTFOLIO OF INVESTMENTS
ING Focus 5 Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Machinery - Diversified: 4.3%
44,000	@@	Amada Co., Ltd.	$336,858
26,950	@	Columbus McKinnon Corp.	834,911
33,600		Deere & Co.	2,702,784
11,147	@@	Kone OYJ	457,959
26,450		Tennant Co.	1,052,975
13,906	@@	Zardoya-Otis SA	385,863
			5,771,350
		Media: 1.6%
67,050		Belo Corp.	708,719
31,730	@@	British Sky Broadcasting PLC	350,828
5,243	@@	Lagardere SCA	392,901
25,279	@@	Reed Elsevier PLC	321,961
12,140	@@	Wolters Kluwer NV	321,928
			2,096,337
		Metal Fabricate/Hardware: 1.1%
19,930	@@	Assa Abloy AB	361,839
30,400	@	RBC Bearings, Inc.	1,128,752
			1,490,591
		Mining: 0.3%
131,830	@@	Oxiana Ltd.	383,559
			383,559
		Miscellaneous Manufacturing: 5.9%
109,400		General Electric Co.	4,048,885
29,600	S	Koppers Holdings, Inc.	1,311,576
16,300	@	Park-Ohio Holdings Corp.	256,073
43,300		Textron, Inc.	2,399,686
			8,016,220
		Oil & Gas: 6.3%
8,200		Diamond Offshore Drilling	954,480
30,450		Hess Corp.	2,685,081
36,450		Murphy Oil Corp.	2,994,003
62,000	@@	Nippon Mining Holdings, Inc.	333,211
52,037	@@	Origin Energy Ltd.	435,921
9,437	@@	Royal Dutch Shell PLC - Class B	317,898
12,878	@@	Statoil ASA	386,352
9,105	@@	Woodside Petroleum Ltd.	452,472
			8,559,418
		Oil & Gas Services: 3.5%
12,350	@	Bolt Technology Corp.	227,611
14,000	@	Mitcham Industries, Inc.	249,480
26,250	@	NATCO Group, Inc.	1,227,188
12,913	@@	SBM Offshore NV	416,567
41,400		Smith International, Inc.	2,659,122
			4,779,968
		Packaging & Containers: 1.6%
43,150		Bemis Co.	1,097,305
35,850		Sonoco Products Co.	1,026,386
			2,123,691
		Pharmaceuticals: 8.2%
9,200	@@	Astellas Pharma, Inc.	361,316
31,700	@	Bentley Pharmaceuticals, Inc.	515,125
21,700		Eli Lilly & Co.	1,119,503
42,600	@	Express Scripts, Inc.	2,740,032
61,500	@	Medco Health Solutions, Inc.	2,693,085
6,953	@@	Novartis AG	356,786
126,850		Pfizer, Inc.	2,654,971
4,249	@@	Sanofi-Aventis	318,688
6,600	@@	Takeda Pharmaceutical Co., Ltd.	331,334
			11,090,840
		Real Estate: 0.3%
99,700	@@	Fraser and Neave Ltd.	355,027
			355,027
		Retail: 3.4%
108,950	S	Home Depot, Inc.	3,047,332
2,649	@@	PPR	392,777
54,150	@	Rush Enterprises, Inc. - Class A	857,736
14,458	@@	Whitbread PLC	335,255
			4,633,100
		Semiconductors: 1.2%
30,100	@	Netlogic Microsystems, Inc.	726,614
36,000	@	Pericom Semiconductor Corp.	528,480
27,371	@@	STMicroelectronics NV	291,480
			1,546,574
		Software: 0.8%
59,800	@	Phase Forward, Inc.	1,021,384
			1,021,384
		Telecommunications: 5.8%
68,300		AT&T, Inc.	2,615,890
13,023	@@	Elisa OYJ	325,161
24,850	@	GeoEye, Inc.	645,852
10,706	@@	Hellenic Telecommunications Organization SA	303,539

PORTFOLIO OF INVESTMENTS
ING Focus 5 Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Telecommunications (continued)
46,100	@	Novatel Wireless, Inc.	$446,248
210	@@	NTT DoCoMo, Inc.	320,191
15,231	@@	SES - FDR	321,878
33,050		Shenandoah Telecom Co.	490,462
65,150		Verizon Communications, Inc.	2,374,718
			7,843,939
		Transportation: 0.9%
41,000	@@	Kawasaki Kisen Kaisha Ltd.	402,447
51,000	@@	Nippon Yusen KK	483,570
39,511	@@	Toll Holdings Ltd.	363,668
			1,249,685
		Total Common Stock
		(Cost $143,735,369)	133,210,868
EXCHANGE-TRADED FUNDS: 0.3%
		Exchange-Traded Funds: 0.3%
4,700	@@	iShares MSCI EAFE Index Fund	337,930
		Total Exchange-Traded Funds
		(Cost $325,025)	337,930
		Total Long-Term Investments
		(Cost $144,060,394)	133,548,798

Principal Amount				Value
SHORT-TERM INVESTMENTS: 0.9%
		Repurchase Agreement: 0.9%
$1,180,000		Deutsche Bank Repurchase Agreement dated 03/31/08, 2.250%, due 04/01/08, $1,180,074 to be received upon repurchase (Collateralized by $1,100,000 Federal Home Loan Bank, 5.375%, Market Value plus accrued interest $1,221,014, due 06/10/16)		$1,180,000
		Total Short-Term Investments
		(Cost $1,180,000)		1,180,000
		Total Investments in Securities
		(Cost $ 145,240,394)*	99.8%	$134,728,798
		Other Assets and Liabilities - Net	0.2	321,443
		Net Assets	100.0%	$135,050,241

	@	Non-income producing security
	@@	Foreign Issuer
	FDR	Fiduciary Depositary Receipt
	S	All or a portion of this security is segregated for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.
	*	Cost for federal income tax purposes is $146,666,152.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$872,691
		Gross Unrealized Depreciation		(12,810,045)
		Net Unrealized Depreciation		$(11,937,354)

PORTFOLIO OF INVESTMENTS
ING Focus 5 Portfolio	as of March 31, 2008 (Unaudited) (continued)

ING Focus 5 Portfolio Open Futures Contracts on March 31, 2008

				Unrealized
	Number of	Notional		Appreciation/
Contract Description	Contracts	Market Value ($)	Expiration Date	(Depreciation)
Long Contracts
DJIA Mini e-CBOT	10	612,850	06/19/08	$6,440
S&P 500 E-Mini	5	331,000	06/20/08	6,285
Russell Mini	4	276,000	06/20/08	8,577
				$21,302

PORTFOLIO OF INVESTMENTS
ING Focus 5 Portfolio	as of March 31, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolios own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolios investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$133,548,798	$21,302
Level 2- Other Significant Observable Inputs	1,180,000	—
Level 3- Significant Unobservable Inputs	—	—
Total	$134,728,798	$21,302

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of March 31, 2008, were as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 12/31/07	$—	$—
Net purchases (sales)	—	—
Total realized and unrealized gain (loss)	—	—
Transfers in and/or out of Level 3	—	—
Balance at 03/31/08	$—	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

PORTFOLIO OF INVESTMENTS
ING Franklin Income Portfolio	as of March 31, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 34.9%
		Banks: 2.9%
200,000		Bank of America Corp.	$7,582,000
200,000	@@	HSBC Holdings PLC	3,294,765
100,000		Wachovia Corp.	2,700,000
150,000		Wells Fargo & Co.	4,365,000
			17,941,765
		Chemicals: 0.4%
75,000		Dow Chemical Co.	2,763,750
			2,763,750
		Diversified Financial Services: 1.0%
100,000		JPMorgan Chase & Co.	4,295,000
40,000		Merrill Lynch & Co., Inc.	1,629,600
			5,924,600
		Electric: 11.4%
85,000		Ameren Corp.	3,743,400
80,000		American Electric Power Co., Inc.	3,330,400
50,000		Centerpoint Energy, Inc.	713,500
120,000		Consolidated Edison, Inc.	4,764,000
150,000		Dominion Resources, Inc.	6,126,000
350,000		Duke Energy Corp.	6,247,500
60,000		FirstEnergy Corp.	4,117,200
60,000		FPL Group, Inc.	3,764,400
200,000		PG&E Corp.	7,364,000
75,000		Pinnacle West Capital Corp.	2,631,000
100,000		Portland General Electric Co.	2,255,000
75,000		Progress Energy, Inc.	3,127,500
200,000		Public Service Enterprise Group, Inc.	8,038,000
110,000		Puget Energy, Inc.	2,845,700
275,000		Southern Co.	9,792,750
125,000		TECO Energy, Inc.	1,993,750
			70,854,100
		Gas: 1.0%
80,000		AGL Resources, Inc.	2,745,600
100,000		Atmos Energy Corp.	2,550,000
40,000		NiSource, Inc.	689,600
			5,985,200
		Healthcare - Products: 1.3%
120,000		Johnson & Johnson	7,784,400
			7,784,400
		Mining: 0.0%
2,400	@@	Anglogold Ashanti Ltd. ADR	81,504
			81,504
		Miscellaneous Manufacturing: 1.4%
60,000		3M Co.	4,749,000
100,000		General Electric Co.	3,701,000
			8,450,000
		Oil & Gas: 4.5%
65,000	@@	BP PLC ADR	3,942,250
200,000	@@	Canadian Oil Sands Trust	8,086,122
70,000		Chevron Corp.	5,975,200
100,000		ConocoPhillips	7,621,000
35,000	@@	Royal Dutch Shell PLC ADR - Class A	2,414,300
			28,038,872
		Oil & Gas Services: 0.6%
100,000		Halliburton Co.	3,933,000
			3,933,000
		Pharmaceuticals: 3.6%
125,000		Bristol-Myers Squibb Co.	2,662,500
140,000		Merck & Co., Inc.	5,313,000
600,000		Pfizer, Inc.	12,558,000
40,000		Wyeth	1,670,400
			22,203,900
		Pipelines: 0.9%
130,000		Spectra Energy Corp.	2,957,500
75,000	@@	TransCanada Corp.	2,889,814
			5,847,314
		Retail: 0.3%
70,000		Home Depot, Inc.	1,957,900
			1,957,900
		Savings & Loans: 0.2%
100,000		Washington Mutual, Inc.	1,030,000
			1,030,000
		Semiconductors: 2.7%
500,000		Intel Corp.	10,590,000
200,000		Maxim Integrated Products	4,078,000
70,000		Microchip Technology, Inc.	2,291,100
			16,959,100

PORTFOLIO OF INVESTMENTS
ING Franklin Income Portfolio	as of March 31, 2008 (Unaudited) (continued)

	Shares			Value
			Telecommunications: 2.7%
	345,000		AT&T, Inc.	$13,213,500
	100,000		Verizon Communications, Inc.	3,645,000
				16,858,500
			Total Common Stock
			(Cost $231,962,086)	216,613,905
REAL ESTATE INVESTMENT TRUSTS: 0.4%
			Diversified: 0.4%
	29,200		CapitalSource, Inc.	282,364
	40,000		Duke Realty Corp.	912,400
	85,900		iStar Financial, Inc.	1,205,177
			Total Real Estate Investment Trusts
			(Cost $4,474,334)	2,399,941
PREFERRED STOCK: 8.8%
			Auto Manufacturers: 0.3%
	120,000	P	General Motors Corp.	1,980,000
				1,980,000
			Banks: 0.7%
	4,270		Bank of America Corp.	4,410,910
				4,410,910
			Diversified Financial Services: 3.2%
	35,000	P	Citigroup, Inc.	1,658,125
	175,000		Comcast Corp.	3,399,638
	60,000	#	Lehman Brothers Holdings, Inc.	3,081,600
	135,000		Lehman Brothers Holdings, Inc.	4,900,500
	100,000	#	Morgan Stanley	6,638,800
				19,678,663
			Electric: 0.4%
	50,000	P	CMS Energy Trust I	2,421,500
	10,000		PNM Resources, Inc.	237,000
				2,658,500
			Pharmaceuticals: 0.5%
	20,000		Schering-Plough Corp.	3,063,600
				3,063,600
			Savings & Loans: 0.5%
	4,000		Washington Mutual, Inc.	2,840,000
				2,840,000
			Sovereign: 3.2%
	497,250	P	Fannie Mae	15,097,840
	200,000	P	Freddie Mac	4,880,000
				19,977,840
			Total Preferred Stock
			(Cost $60,369,387)	54,609,513

	Principal Amount			Value
CONVERTIBLE BONDS: 1.2%
			Diversified Financial Services: 0.8%
	$100,000	#	Goldman Sachs Group, Inc., 10.000%, due 02/27/09	$4,879,000
				4,879,000
			Semiconductors: 0.4%
	4,000,000	#	Advanced Micro Devices, Inc., 5.750%, due 08/15/12	2,840,000
				2,840,000
			Total Convertible Bonds
			(Cost $8,700,311)	7,719,000
CORPORATE BONDS/NOTES: 41.6%
			Aerospace/Defense: 0.4%
	725,000	C	DRS Technologies, Inc., 6.625%, due 02/01/16	712,313
	1,800,000	C	L-3 Communications Corp., 5.875%, due 01/15/15	1,732,500
				2,444,813
			Auto Manufacturers: 0.2%
	1,500,000	L	Ford Motor Co., 7.450%, due 07/16/31	997,500
	500,000	C, L	General Motors Corp., 8.375%, due 07/15/33	355,000
				1,352,500
			Auto Parts & Equipment: 0.9%
	532,258		Allison Transmission, Inc., 5.740%, due 08/07/14	469,148
	963,992		Allison Transmission, Inc., 5.750%, due 08/07/14	849,690
	800,000	#, C	TRW Automotive, Inc., 7.250%, due 03/15/17	732,000
	3,979,950		U.S. Investigations Services, Inc., 5.599%, due 04/01/15	3,353,108
				5,403,946
			Chemicals: 0.6%
EUR	2,400,000	@@, #, C	Ineos Group Holdings PLC, 7.875%, due 02/15/16	2,765,981
	$700,000	C	Johnsondiversey, Inc., 9.625%, due 05/15/12	693,000
				3,458,981
			Commercial Services: 0.3%
	2,000,000	C	Hertz Corp., 8.875%, due 01/01/14	1,905,000
				1,905,000

PORTFOLIO OF INVESTMENTS
ING Franklin Income Portfolio	as of March 31, 2008 (Unaudited) (continued)

Principal Amount			Value
		Computers: 1.2%
$6,500,000	#, C, L	Ceridian Corp., 11.250%, due 11/15/15	$5,573,750
800,000	C	Sungard Data Systems, Inc., 9.125%, due 08/15/13	812,000
800,000	C	SunGard Data Systems, Inc., 10.250%, due 08/15/15	808,000
			7,193,750
		Diversified Financial Services: 7.5%
1,600,000		American Express Co., 7.000%, due 03/19/18	1,682,730
3,000,000	@@, #, C	CEVA Group PLC, 10.000%, due 09/01/14	2,917,500
1,000,000		Ford Motor Credit Co., 7.250%, due 10/25/11	822,031
12,500,000		Ford Motor Credit Co., 7.375%, due 10/28/09	11,393,188
4,500,000		Ford Motor Credit Co., 7.875%, due 06/15/10	3,925,593
2,000,000		Ford Motor Credit Co., 9.750%, due 09/15/10	1,782,466
2,000,000		Ford Motor Credit Co., 9.875%, due 08/10/11	1,784,718
6,000,000	L	General Motors Acceptance Corp., 5.625%, due 05/15/09	5,469,222
1,300,000		General Motors Acceptance Corp., 6.875%, due 09/15/11	995,683
2,800,000		General Motors Acceptance Corp., 6.875%, due 08/28/12	2,129,680
7,200,000		General Motors Acceptance Corp., 7.750%, due 01/19/10	6,230,210
4,400,000		Lehman Brothers Holdings, Inc., 6.200%, due 09/26/14	4,345,532
5,000,000	C	Residential Capital Corp., 8.375%, due 06/30/10	2,537,500
400,000	+, C	Vanguard Health Holding Co. I, LLC, Discount Note, due 10/01/15	308,000
			46,324,053
		Electric: 4.3%
8,100,000	&, #, C	Energy Future Holdings, 11.250%, due 11/01/17	8,059,500
2,500,000	@@, #, C	Intergen NV, 9.000%, due 06/30/17	2,625,000
2,100,000	C	Reliant Energy, Inc., 7.625%, due 06/15/14	2,094,750
1,100,000	C, L	Reliant Energy, Inc., 7.875%, due 06/15/17	1,100,000
2,991,250		Texas Competitive Electric Holdings Co., LLC, 6.596%, due 10/24/14	2,731,215
4,300,000	#, C	Texas Competitive Electric Holdings Co., LLC, 10.250%, due 11/01/15	4,305,375
4,000,000	&, #, C	Texas Competitive Electric Holdings Co., LLC, 10.500%, due 11/01/16	3,940,000
1,900,000	C	TXU Corp., 5.550%, due 11/15/14	1,493,098
500,000		TXU Corp. TL, 6.478%, due 10/31/14	456,534
			26,805,472
		Electronics: 1.2%
2,000,000	@@, C, L	Flextronics International Ltd., 6.250%, due 11/15/14	1,850,000
1,250,000	@@, C, L	NXP BV/NXP Funding, LLC, 9.500%, due 10/15/15	1,031,250
2,100,000	#, C	Sanmina-SCI Corp., 5.550%, due 06/15/14	1,900,500
2,050,000	C, L	Sanmina-SCI Corp., 6.750%, due 03/01/13	1,788,625
1,000,000	C, L	Sanmina-SCI Corp., 8.125%, due 03/01/16	890,000
			7,460,375
		Environmental Control: 1.1%
2,500,000	C	Allied Waste North America, Inc., 6.875%, due 06/01/17	2,462,500
900,000	C	Allied Waste North America, Inc., 7.125%, due 05/15/16	902,250
3,500,000	C, L	Allied Waste North America, Inc., 7.375%, due 04/15/14	3,460,625
			6,825,375
		Food: 0.2%
1,300,000	C, L	Dole Food Co., Inc., 8.625%, due 05/01/09	1,137,500
			1,137,500
		Healthcare - Products: 0.8%
120,000		Bausch & Lomb, Inc, 1.000%, due 04/26/15	116,795
960,000		Bausch & Lomb, Inc, 8.080%, due 04/26/15	934,363
120,000		Bausch & Lomb, Inc., 6.511%, due 04/26/15	116,795
3,700,000	#, C, L	Bausch & Lomb, Inc., 9.875%, due 11/01/15	3,774,000
			4,941,953
		Healthcare - Services: 3.8%
2,500,000	C	Community Health Systems, Inc., 8.875%, due 07/15/15	2,521,875
4,000,000	C	DaVita, Inc., 7.250%, due 03/15/15	3,920,000
2,000,000	C	HCA, Inc., 6.500%, due 02/15/16	1,695,000
1,300,000	C	HCA, Inc., 9.250%, due 11/15/16	1,352,000
4,500,000	C	Tenet Healthcare Corp., 6.375%, due 12/01/11	4,083,750
2,500,000	C	Tenet Healthcare Corp., 7.375%, due 02/01/13	2,243,750
5,500,000	C	Tenet Healthcare Corp., 9.250%, due 02/01/15	5,170,000
3,160,000	&, C	US Oncology Holdings, Inc., 7.949%, due 03/15/12	2,449,000
			23,435,375
		Home Builders: 0.8%
1,250,000	C	Beazer Homes USA, Inc., 6.875%, due 07/15/15	900,000
1,500,000	C	D.R. Horton, Inc., 5.625%, due 01/15/16	1,260,000
1,000,000	C	DR Horton, Inc., 6.500%, due 04/15/16	895,000
2,500,000	C	KB Home, 5.750%, due 02/01/14	2,162,500
			5,217,500
		Household Products/Wares: 0.2%
1,500,000	+, C	Johnsondiversey Holdings, Inc., 10.670%, due 05/15/13	1,447,500
			1,447,500
		Lodging: 0.5%
1,700,000	C	MGM Mirage, 6.625%, due 07/15/15	1,487,500
2,000,000	C	MGM Mirage, 6.750%, due 04/01/13	1,850,000
			3,337,500
		Machinery - Construction & Mining: 0.6%
4,000,000	C	Terex Corp., 8.000%, due 11/15/17	4,000,000
			4,000,000
		Media: 5.1%
1,100,000	C	Cablevision Systems Corp., 8.000%, due 04/15/12	1,075,250
5,000,000	@@, C	CanWest Media, Inc., 8.000%, due 09/15/12	4,775,000
5,000,000	+, C, L	CCH I Holdings, LLC, 11.750%, due 05/15/14	2,550,000
5,000,000	+, C, L	CCH I Holdings, LLC, 13.500%, due 01/15/14	3,175,000

PORTFOLIO OF INVESTMENTS
ING Franklin Income Portfolio	as of March 31, 2008 (Unaudited) (continued)

Principal Amount			Value
		Media (continued)
$5,000,000	C, L	CCH I, LLC, 11.000%, due 10/01/15	$3,500,000
2,600,000	C	Charter Communications Holdings II, LLC, 10.250%, due 09/15/10	2,379,000
1,500,000		CSC Holdings, Inc., 7.625%, due 04/01/11	1,490,625
5,000,000	+, C	Dex Media, Inc., Discount Note, due 11/15/13	3,625,000
1,000,000	C	Dex Media, Inc., 8.000%, due 11/15/13	735,000
2,000,000	@@, C	Quebecor Media, Inc., 7.750%, due 03/15/16	1,835,000
2,300,000	C	R.H. Donnelley Corp., 6.875%, due 01/15/13	1,414,500
400,000	C	R.H. Donnelley Corp., 8.875%, due 01/15/16	255,000
3,100,000	#, C	R.H. Donnelley Corp., 8.875%, due 10/15/17	1,953,000
3,750,000	&, #, C, L	Univision Communications, Inc., 9.750%, due 03/15/15	2,287,500
900,000	C, L	Xm Satellite Radio, Inc., 9.750%, due 05/01/14	873,000
			31,922,875
		Miscellaneous Manufacturing: 0.6%
1,000,000	C	RBS Global, Inc. and Rexnord Corp., 8.875%, due 09/01/16	890,000
1,200,000	C, L	RBS Global, Inc. and Rexnord Corp., 11.750%, due 08/01/16	1,044,000
2,264,803		Rexnord Corp., 10.058%, due 02/20/13	1,641,982
			3,575,982
		Oil & Gas: 3.2%
1,000,000	C	Callon Petroleum Co., 9.750%, due 12/08/10	955,000
4,000,000	C	Chesapeake Energy Corp., 6.250%, due 01/15/18	3,840,000
1,700,000	C	Mariner Energy, Inc., 7.500%, due 04/15/13	1,640,500
2,000,000	C	Newfield Exploration Co., 6.625%, due 04/15/16	1,970,000
2,500,000	@@, C	OPTI Canada, Inc., 7.875%, due 12/15/14	2,456,250
1,900,000	C	Pioneer Natural Resources Co., 6.875%, due 05/01/18	1,809,729
2,000,000	C	Sabine Pass LNG LP, 7.250%, due 11/30/13	1,940,000
2,500,000	C	Sabine Pass LNG LP, 7.500%, due 11/30/16	2,425,000
3,000,000	#, C	W&T Offshore, Inc., 8.250%, due 06/15/14	2,797,500
			19,833,979
		Oil & Gas Services: 0.3%
2,000,000	C	Sesi, LLC, 6.875%, due 06/01/14	1,920,000
			1,920,000
		Packaging & Containers: 0.6%
1,500,000	C	Berry Plastics Holding Corp., 8.875%, due 09/15/14	1,316,250
1,564,363		Berry Plastics Holding Corp., 11.646%, due 06/15/14	1,134,163
1,700,000	C	Jefferson Smurfit Corp., 8.250%, due 10/01/12	1,540,625
			3,991,038
		Pipelines: 1.4%
5,000,000	C	Dynegy Holdings, Inc., 6.875%, due 04/01/11	4,937,500
2,500,000		Dynegy Holdings, Inc., 7.750%, due 06/01/19	2,350,000
1,500,000	C, L	El Paso Corp., 7.750%, due 01/15/32	1,548,053
			8,835,553
		Real Estate: 0.7%
1,400,000	C	Host Marriott LP, 6.375%, due 03/15/15	1,309,000
4,500,000		iStar Financial, Inc., 3.198%, due 10/01/12	3,188,250
			4,497,250
		Retail: 1.3%
5,500,000	C, L	Dollar General Corp., 10.625%, due 07/15/15	5,335,000
3,000,000	&, C, L	Dollar General Corp., 11.875%, due 07/15/17	2,640,000
			7,975,000
		Savings & Loans: 0.2%
1,750,000	#, C	Washington Mutual IV, 9.750%, due 10/29/49	1,340,644
			1,340,644
		Semiconductors: 1.2%
5,000,000	C	Freescale Semiconductor, Inc., 8.875%, due 12/15/14	3,937,500
5,000,000	C	Freescale Semiconductor, Inc., 10.125%, due 12/15/16	3,400,000
			7,337,500
		Software: 2.1%
3,990,000		First Data Corp., 5.349%, due 09/24/14	3,600,069
5,200,000	#, C, L	First Data Corp., 9.875%, due 09/24/15	4,283,500
2,000,000		First Data Processing Corp., 5.349%, due 09/24/14	1,803,750
3,000,000	C	Fiserv, Inc., 6.125%, due 11/20/12	3,094,641
			12,781,960
		Telecommunications: 0.3%
2,500,000	@@, #, C, L	Digicel Group Ltd., 8.875%, due 01/15/15	2,093,750
			2,093,750
		Total Corporate Bonds/Notes
		(Cost $283,056,352)	258,797,124
U.S. GOVERNMENT AGENCY OBLIGATIONS: 2.5%
		Federal Home Loan Mortgage Corporation: 1.5%
4,524,420		5.000%, due 10/01/36	4,485,355
4,866,121		5.500%, due 06/01/37	4,919,207
			9,404,562
		Federal National Mortgage Association: 1.0%
1,111,959		6.000%, due 03/01/36	1,140,553
4,730,648		6.000%, due 07/01/37	4,851,121
			5,991,674
		Total U.S. Government Agency Obligations
		(Cost $14,875,571)	15,396,236
		Total Long-Term Investments
		(Cost $603,438,041)	555,535,719

PORTFOLIO OF INVESTMENTS
ING Franklin Income Portfolio	as of March 31, 2008 (Unaudited) (continued)

Principal Amount				Value
SHORT-TERM INVESTMENTS: 14.6%
		U.S. Government Agency Obligations: 9.4%
$58,353,000	Z	Federal Home Loan Bank, 1.300% due 04/01/08		$58,350,568
		Total U.S. Government Agency Obligations
		(Cost $58,350,568)		58,350,568

		Securities Lending Collateral(cc): 5.2%
32,633,000		Bank of New York Mellon Corp. Institutional Cash Reserves		32,633,000
		Total Securities Lending Collateral
		(Cost $32,633,000)		32,633,000
		Total Short-Term Investments
		(Cost $90,983,568)		90,983,568
		Total Investments in Securities
		(Cost $694,421,609)*	104.0%	$646,519,287
		Other Assets and Liabilities - Net	(4.0)	(24,843,992)
		Net Assets	100.0%	$621,675,295

@@	Foreign Issuer
&	Payment-in-kind
ADR	American Depositary Receipt
+	Step-up basis bonds. Interest rates shown reflect current and next coupon rates.
#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

C	Bond may be called prior to maturity date.
P	Preferred Stock may be called prior to convertible date.
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at March 31, 2008.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
EUR	EU Euro
*	Cost for federal income tax purposes is the same as for financial statement purposes.
Net unrealized depreciation consists of:
	Gross Unrealized Appreciation	$7,775,664
	Gross Unrealized Depreciation	(55,677,986)
	Net Unrealized Depreciation	$(47,902,322)

PORTFOLIO OF INVESTMENTS
ING Franklin Income Portfolio	as of March 31, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolios own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolios investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$219,013,845	$—
Level 2- Other Significant Observable Inputs	366,711,404	—
Level 3- Significant Unobservable Inputs	28,161,038	—
Total	$613,886,287	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of March 31, 2008, were as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 12/31/07	$14,710,671	$—
Net purchases (sales)	7,919,300	—
Total realized and unrealized gain (loss)	(1,107,733)	—
Transfers in and/or out of Level 3	—	—
Balance at 03/31/08	$21,522,238	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

PORTFOLIO OF INVESTMENTS
ING Franklin Mutual Shares Portfolio	as of March 31, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 90.1%
		Aerospace/Defense: 0.1%
38,220	@	Gencorp, Inc.	$393,284
			393,284
		Agriculture: 8.7%
110,998		Altria Group, Inc.	2,464,156
254,316	@@	British American Tobacco PLC	9,552,027
82	@@	British American Tobacco PLC ADR	6,212
142,785	@@	Imperial Tobacco Group PLC	6,575,025
619	@@	Japan Tobacco, Inc.	3,096,545
42,605	@@	KT&G Corp.	3,346,268
110,998	@	Philip Morris International, Inc.	5,614,279
96,810		Reynolds American, Inc.	5,714,694
			36,369,206
		Airlines: 0.4%
49,574	@, @@	ACE Aviation Holdings, Inc.	1,016,643
565	@, @@, #	ACE Aviation Holdings, Inc.	11,587
57,501	@	Northwest Airlines Corp.	516,934
			1,545,164
		Auto Manufacturers: 1.6%
28,039	@@	DaimlerChrysler AG	2,400,230
1,017,500	I	ESCROW FOR DAIM CHRYS	719,165
193,729		General Motors Corp.	3,690,537
			6,809,932
		Auto Parts & Equipment: 0.9%
8,795	@	Dana Holding Corp.	87,950
92,972	@	Goodyear Tire & Rubber Co.	2,398,678
55,834	@	Lear Corp.	1,446,659
			3,933,287
		Banks: 5.9%
83,344	@, @@	Banco Popolare Scarl	1,381,892
47,924	@	Centennial Bank Holdings, Inc.	300,963
101,157	@@	Danske Bank A/S	3,746,506
269,360	@@	Fortis	6,768,283
62,936	@, @@	Fortis - Strip VVPR	994
271,193	@@	Intesa Sanpaolo S.p.A.	1,913,303
85,593	@@	Mitsubishi UFJ Financial Group, Inc.	748,753
19,673	@@	Societe Generale	1,924,992
4,414	@, @@	Societe Generale	424,738
62	@@	Sumitomo Mitsui Financial Group, Inc.	411,855
40,066	@@	Swedbank AB	1,123,705
184,608		US Bancorp.	5,973,915
			24,719,899
		Beverages: 2.6%
145		Brown-Forman Corp. - Class A	10,040
15,317		Brown-Forman Corp. - Class B	1,014,292
9,832	@@	Carlsberg A/S	1,261,026
172,626		Coca-Cola Enterprises, Inc.	4,177,549
42,251	@@	Pernod-Ricard SA	4,353,241
			10,816,148
		Building Materials: 0.3%
1,702	@	Armstrong World Industries, Inc.	60,693
73,006	@	Owens Corning, Inc.	1,323,599
			1,384,292
		Chemicals: 1.5%
96,043		Huntsman Corp.	2,261,813
21,947	@@	Koninklijke DSM NV	1,058,302
19,970	@@	Linde AG	2,813,206
			6,133,321
		Commercial Services: 0.9%
37,879	@	Alliance Data Systems Corp.	1,799,631
87,662		H&R Block, Inc.	1,819,863
			3,619,494
		Computers: 1.7%
243,304	@	Dell, Inc.	4,846,616
36,610		Diebold, Inc.	1,374,706
30,166	@	Lexmark International, Inc.	926,700
			7,148,022
		Diversified Financial Services: 0.8%
2,173		American Express Co.	95,004
15,600		Legg Mason, Inc.	873,288
158,397	@	SLM Corp.	2,431,394
			3,399,686
		Electric: 3.8%
60,142		Constellation Energy Group, Inc.	5,308,734
10,008	@@	E.ON AG	1,866,594

PORTFOLIO OF INVESTMENTS
ING Franklin Mutual Shares Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Electric (continued)
82,091		Energy East Corp.	$1,980,035
27,627		Exelon Corp.	2,245,246
57,575	@@	Iberdrola SA	890,456
8,450		NorthWestern Corp.	205,927
26,264	@@	RWE AG	3,244,132
4,665	@@	Suez SA	305,779
			16,046,903
		Electronics: 1.7%
91,061	@@	Koninklijke Philips Electronics NV	3,485,812
108,300	@@	Tyco Electronics Ltd.	3,716,856
			7,202,668
		Entertainment: 0.1%
8,684	@	Penn National Gaming, Inc.	379,751
			379,751
		Food: 8.1%
410,083	@@	Cadbury Schweppes PLC	4,520,142
55,645	@@	Carrefour SA	4,293,666
28,152		General Mills, Inc.	1,685,742
27,218	@@	Groupe Danone	2,433,748
135,833		Kraft Foods, Inc.	4,212,181
144,606		Kroger Co.	3,672,992
13,464	@@	Nestle SA	6,729,881
498,468	@@	Orkla ASA	6,342,082
			33,890,434
		Forest Products & Paper: 3.5%
338,693	@, @@	Domtar Corp.	2,313,273
204,421		International Paper Co.	5,560,251
53,357		MeadWestvaco Corp.	1,452,378
787	@@	Mondi Ltd.	6,644
1,074	@@	Mondi Ltd.	9,205
93,827		Temple-Inland, Inc.	1,193,479
59,349		Weyerhaeuser Co.	3,860,059
			14,395,289
		Healthcare - Products: 1.2%
84,973	@@	Covidien Ltd.	3,760,055
30,017	@	Hillenbrand Industries, Inc.	1,434,813
			5,194,868
		Healthcare - Services: 2.1%
63,300	@	Community Health Systems, Inc.	2,124,981
3,241	@	Kindred Healthcare, Inc.	70,881
46,855	@, @@	MDS, Inc.	912,952
55,448		Quest Diagnostics	2,510,131
553,897	@	Tenet Healthcare Corp.	3,135,057
			8,754,002
		Holding Companies - Diversified: 0.6%
319,754	@@	Keppel Corp., Ltd.	2,327,673
			2,327,673
		Home Builders: 0.1%
41,817		Beazer Homes USA, Inc.	395,171
			395,171
		Insurance: 8.3%
5,639	@	Alleghany Corp.	1,925,568
13,009	@@	Allianz AG	2,578,499
58,421		American International Group, Inc.	2,526,708
2	@	Berkshire Hathaway, Inc. - Class A	266,800
2,290	@	Berkshire Hathaway, Inc. - Class B	10,242,941
90,622	@	Conseco, Inc.	924,344
13,608		Hartford Financial Services Group, Inc.	1,031,078
131,897		Old Republic International Corp.	1,702,790
29,036		Prudential Financial, Inc.	2,272,067
30,058		Travelers Cos., Inc.	1,438,275
15,612		White Mountains Insurance Group Ltd.	7,493,760
7,071	@@	Zurich Financial Services AG	2,228,840
			34,631,670
		Internet: 0.3%
48,089	@	Yahoo!, Inc.	1,391,215
			1,391,215
		Iron/Steel: 0.5%
24,897	@@	Arcelor Mittal	2,030,170
			2,030,170
		Leisure Time: 0.4%
46,493		Harley-Davidson, Inc.	1,743,488
			1,743,488
		Lodging: 0.2%
7,227	@	Trump Entertainment Resorts, Inc.	26,017
40,756		Wyndham Worldwide Corp.	842,834
			868,851
		Media: 8.2%
56,225	@	Cablevision Systems Corp.	1,204,902
55,620		Clear Channel Communications, Inc.	1,625,216
427,375	@	Comcast Corp. – Special Class A	8,107,304
24,109	@	Liberty Media Corp. - Capital Shares A	379,476

PORTFOLIO OF INVESTMENTS
ING Franklin Mutual Shares Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Media (continued)
105,764	@	Liberty Media Corp. - Entertainment	$2,394,497
482,000		News Corp. - Class A	9,037,498
500	@	Sun-Times Media Group, Inc.	360
49,230	@	Time Warner Cable, Inc.	1,229,765
329,040		Time Warner, Inc.	4,613,141
104,319	@	Viacom - Class B	4,133,119
137,070	@@	WPP Group PLC	1,636,414
			34,361,692
		Metal Fabricate/Hardware: 0.0%
7,474	@@	SKF AB - B Shares	150,478
			150,478
		Mining: 1.0%
76,804		Alcoa, Inc.	2,769,552
22,147	@@	Anglo American PLC	1,327,516
			4,097,068
		Miscellaneous Manufacturing: 2.2%
19,500		Eastman Kodak Co.	344,565
68,622		Federal Signal Corp.	957,963
42,166	@@	Siemens AG	4,608,930
77,513	@@	Tyco International Ltd.	3,414,448
			9,325,906
		Oil & Gas: 2.7%
145,779	@@	BP PLC	1,476,978
97	@@	BP PLC ADR	5,883
121,428	@@	Royal Dutch Shell PLC	4,187,970
121,683	@@	SeaDrill Ltd. ADR	3,277,884
31,626	@@	Total SA	2,342,990
			11,291,705
		Oil & Gas Services: 0.4%
11,343	@	Transocean, Inc.	1,533,574
			1,533,574
		Pharmaceuticals: 2.9%
83,659		Bristol-Myers Squibb Co.	1,781,937
48,786	@@	Novartis AG	2,503,406
247,394		Pfizer, Inc.	5,177,956
1,186	@	PharMerica Corp.	19,652
16,712	@@	Sanofi-Aventis	1,253,453
68,915	@	Valeant Pharmaceuticals International	884,179
21,032	@	Watson Pharmaceuticals, Inc.	616,658
			12,237,241
		Real Estate: 0.4%
25,403	@	Forestar Real Estate Group, Inc.	632,789
23,604		St. Joe Co.	1,013,320
			1,646,109
		Retail: 4.3%
165,825		CVS Caremark Corp.	6,717,571
181,005		Home Depot, Inc.	5,062,710
117,463		Wal-Mart Stores, Inc.	6,187,951
			17,968,232
		Savings & Loans: 0.5%
21,944	@	Guaranty Financial Group, Inc.	233,045
3,069		Hudson City Bancorp., Inc.	54,260
40,803		Sovereign Bancorp., Inc.	380,284
140,439		Washington Mutual, Inc.	1,446,522
			2,114,111
		Semiconductors: 1.1%
525,020	@	LSI Logic Corp.	2,598,849
98,779		Maxim Integrated Products	2,014,104
			4,612,953
		Software: 2.7%
177,071	@	BEA Systems, Inc.	3,390,910
232,746		Microsoft Corp.	6,605,331
17,472	@	Navteq Corp.	1,188,096
			11,184,337
		Telecommunications: 3.9%
32,892		Embarq Corp.	1,318,969
414,814		Motorola, Inc.	3,857,770
119,754	@@	Royal KPN NV	2,021,648
230,189		Sprint Nextel Corp.	1,539,964
701,276	@@	Telefonaktiebolaget LM Ericsson	1,375,761
2,300	@@	Telefonaktiebolaget LM Ericsson ADR	45,195
84,859	@@	Telefonica SA	2,438,181
41,956		Verizon Communications, Inc.	1,529,296
153,603		Virgin Media, Inc.	2,161,194
			16,287,978
		Toys/Games/Hobbies: 1.2%
251,567		Mattel, Inc.	5,006,183
			5,006,183
		Transportation: 2.3%
301	@@	AP Moller - Maersk A/S - Class B	3,377,255
150,802	@@	Deutsche Post AG	4,612,752
42,700	@@	TNT NV	1,583,971
			9,573,978
		Total Common Stock
		(Cost $414,391,448)	376,915,433

PORTFOLIO OF INVESTMENTS
ING Franklin Mutual Shares Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
REAL ESTATE INVESTMENT TRUSTS: 1.0%
		Health Care: 0.2%
21,573		Ventas, Inc.	$968,843
			968,843
		Shopping Centers: 0.2%
368,317	@@	Link Real Estate Investment Trust	819,769
			819,769
		Single Tenant: 0.6%
6,869	@	Alexander’s, Inc.	2,435,061
			2,435,061
		Total Real Estate Investment Trusts
		(Cost $4,269,356)	4,223,673
PREFERRED STOCK: 0.0%
		Auto Parts & Equipment:
904		Dana Corp.	90,400
		Total Preferred Stock
		(Cost $90,400)	90,400
WARRANTS: 0.0%
		Transportation: 0.0%
3,127	@@	Groupe Eurotunnel SA	987
		Total Warrants
		(Cost $759)	987

# of
Contracts			Value
POSITIONS IN PURCHASED OPTIONS: 0.2%
11		Call Option OTC
		Kindred Healthcare Inc.
		Strike @ 18.15 (USD) - Exp 07/17/11	$101
3		Call Option OTC
		Kindred Healthcare Inc.
		Strike @ 19.87 (USD) - Exp 01/01/12	26
3		Call Option OTC
		Kindred Healthcare Inc.
		Strike @ 6.94 (USD) - Exp 01/01/13	47
3		Call Option OTC
		Kindred Healthcare Inc.
		Strike @ 19.87 (USD) - Exp 01/01/14	26
2		Call Option OTC
		Kindred Healthcare Inc.
		Strike @ 21.33 (USD) - Exp 01/10/15	16
1		Call Option OTC
		Kindred Healthcare Inc.
		Strike @ 22.08 (USD) - Exp 01/10/16	12
1		Call Option OTC
		Kindred Healthcare Inc.
		Strike @ 19.40 (USD) - Exp 01/10/17	13
388		Put Option OTC
		DJ Euro Stoxx 50 Index
		Strike @ 4,088.73 (EUR) - Exp 06/20/08	212,062
8		Put Option - CBOE
		S&P 500 Index
		Strike @ 1,250.00 (USD) - Exp 06/21/08	26,240
17		Put Option - CBOE
		S&P 500 Index
		Strike @ 1,375.00 (USD) - Exp 06/21/08	147,900
95		Put Option - CBOE
		S&P 500 Index
		Strike @ 1,175.00 (USD) - Exp 12/20/08	541,500
		Total Positions in Purchased Options
		(Cost $770,808)	927,943

Principal Amount			Value
CONVERTIBLE BONDS: 0.2%
		Airlines: 0.0%
$24,000	@@, #, C	ACE Aviation Holdings, Inc., 4.250%, due 06/01/35	$22,825
			22,825

PORTFOLIO OF INVESTMENTS
ING Franklin Mutual Shares Portfolio	as of March 31, 2008 (Unaudited) (continued)

	Principal Amount				Value
			Transportation: 0.2%
EUR	47,000	@@	Eurotunnel Group UK PLC, 3.000%, due 07/28/10		$137,273
GBP	31,986	@@	Eurotunnel Group UK PLC, 3.000%, due 07/28/10		117,439
GBP	84,977	@@, C	Eurotunnel Group UK PLC, 6.000%, due 07/28/10		197,319
EUR	109,000	@@, C	Eurotunnel Group UK PLC, 6.000%, due 07/28/10		237,477
					689,508
			Total Convertible Bonds
			(Cost $696,169)		712,333
CORPORATE BONDS/NOTES: 0.6%
			Airlines: 0.0%
$715,000			NWA CLAIM 1 2/20/49, Discount Note, due 02/20/49		24,596
					24,596
			Auto Manufacturers: 0.2%
	1,017,500	I	ESCRW DAI CHR 12% 7/31/12, 12.000%, due 07/31/14		719,165
					719,165
			Auto Parts & Equipment: 0.0%
	37,000		Dana Corp., Discount Note, due 03/01/09		—
	179,000		Dana Corp., Discount Note, due 01/15/15		—
	7,000		Dana Corp., Discount Note, due 03/15/28		—
	29,000		Dana Corp., Discount Note, due 03/01/29		—
					—
			Lodging: 0.0%
	190,000	C	Trump Entertainment Resorts, Inc., 8.500%, due 06/01/15		129,200
					129,200
			Real Estate: 0.2%
	1,216,000	C	Tropicana Entertainment, LLC, 9.625%, due 12/15/14		636,880
					636,880
			Software: 0.1%
	303,559		Pontus I, LLC, Discount Note, due 01/00/00		256,099
					256,099
			Stock Funds: 0.2%
	40,949		Margin Account Pontus I, Discount Note, due 01/00/00		40,949
	454,700		Pontus I, LLC, Discount Note, due 01/00/00		379,734
	274,200		Pontus I, LLC, Discount Note, due 01/00/00		283,076
					703,759
			Total Corporate Bonds/Notes
			(Cost $3,194,188)		2,469,699
			Total Long-Term Investments
			(Cost $423,413,128)		385,340,468
SHORT-TERM INVESTMENTS: 8.3%
			U.S. Government Agency Obligations: 8.3%
	18,500,000	Z	Federal Home Loan Bank, 1.300% due 04/01/08		18,499,229
	2,000,000	Z	Federal Home Loan Bank, 2.570% due 04/11/08		1,998,428
	2,000,000	Z	Federal Home Loan Bank, 2.040% due 05/16/08		1,994,809
	3,000,000	Z	Federal Home Loan Bank, 1.970% due 06/04/08		2,989,359
	3,000,000	Z	Federal Home Loan Bank, 2.000% due 07/30/08		2,979,951
	3,000,000	Z	Federal Home Loan Bank, 2.010% due 08/15/08		2,977,278
	1,000,000	Z	Federal Home Loan Bank, 1.980% due 09/05/08		991,387
	1,000,000	Z	Federal Home Loan Bank, 2.000% due 12/12/08		986,152
	1,190,000	Z	Federal Home Loan Bank, 2.000% due 12/19/08		1,173,069
			Total Short-Term Investments
			(Cost $34,589,662)		34,589,662
			Total Investments in Securities
			(Cost $458,002,790)*	100.4%	$419,930,130
			Other Assets and Liabilities - Net	(0.4)	(1,844,056)
			Net Assets	100.0%	$418,086,074

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
STRIP	Separate Trading of Registered Interest and Principal of Securities
#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

C	Bond may be called prior to maturity date.
I	Illiquid security
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
EUR	EU Euro
GBP	British Pound
*	Cost for federal income tax purposes is $8,316,873.
Net unrealized depreciation consists of:
	Gross Unrealized Appreciation	$10,080,896
	Gross Unrealized Depreciation	(48,467,639)
	Net Unrealized Depreciation	$(38,386,743)

PORTFOLIO OF INVESTMENTS
ING Franklin Mutual Shares Portfolio	as of March 31, 2008 (Unaudited) (continued)

At 3.31.2008 the following forward currency contracts were outstanding for the ING Franklin Mutual Shares Portfolio:

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
			USD
Denmark Kroner
DKK 870,000	Buy	4/23/08	170,866	184,024	$13,158
					$13,158
Canada Dollars
CAD 1,644,199	Sell	10/27/08	1,607,704	1,596,170	$11,534
Switzerland Francs
CHF 1,785,667	Sell	7/7/08	1,723,667	1,797,709	(74,042)
Switzerland Francs
CHF 2,925,000	Sell	7/7/08	2,826,087	2,944,725	(118,638)
Switzerland Francs
CHF 1,575,000	Sell	7/7/08	1,520,857	1,585,621	(64,763)
Switzerland Francs
CHF 110,000	Sell	7/7/08	109,032	110,742	(1,709)
Denmark Kroner
DKK 12,912,410	Sell	4/23/08	2,453,338	2,731,256	(277,917)
Denmark Kroner
DKK 585,551	Sell	4/23/08	115,738	123,857	(8,119)
Denmark Kroner
DKK 809,255	Sell	4/23/08	159,815	171,175	(11,360)
Denmark Kroner
DKK 605,163	Sell	4/23/08	119,074	128,005	(8,931)
Denmark Kroner
DKK 928,092	Sell	4/23/08	181,744	196,312	(14,568)
Denmark Kroner
DKK 1,131,225	Sell	4/23/08	223,271	239,279	(16,008)
Denmark Kroner
DKK 2,800,000	Sell	4/23/08	555,285	592,261	(36,976)
Denmark Kroner
DKK 1,350,000	Sell	4/23/08	269,327	285,554	(16,228)
Denmark Kroner
DKK 560,675	Sell	7/23/08	115,467	118,595	(3,128)
Denmark Kroner
DKK 600,000	Sell	4/23/08	125,452	126,913	(1,461)
Euro
EUR 32,750,430	Sell	5/13/08	50,005,321	51,616,344	(1,611,023)
Euro
EUR 2,740,000	Sell	5/13/08	4,239,684	4,318,379	(78,695)
Euro
EUR 237,013	Sell	5/13/08	372,834	373,545	(711)
British Pound Sterling
GBP 10,324,882	Sell	4/10/08	20,692,406	20,476,419	215,987
British Pound Sterling
GBP 300,000	Sell	4/10/08	599,889	594,963	4,926
Japanese Yen
JPY 289,763,747	Sell	9/19/08	3,004,975	2,930,957	74,018
Japanese Yen
JPY 20,000,000	Sell	9/19/08	201,227	202,300	(1,072)
Korea (South) Won
KRW 49,587,500	Sell	9/29/08	50,000	50,147	(147)
Korea (South) Won
KRW 99,122,000	Sell	9/29/08	100,000	100,240	(240)
Korea (South) Won
KRW 98,740,000	Sell	9/29/08	100,000	99,853	147
Norway Krone
NOK 24,649,968	Sell	5/19/08	4,541,554	4,819,826	(278,272)
Norway Krone
NOK 1,000,000	Sell	5/19/08	186,775	195,531	(8,756)
Norway Krone
NOK 1,400,000	Sell	5/19/08	268,853	273,743	(4,890)
Sweden Kronor
SEK 8,000,000	Sell	4/15/08	1,257,862	1,345,372	(87,510)
Sweden Kronor
SEK 6,451,007	Sell	4/15/08	1,015,035	1,084,875	(69,840)
Sweden Kronor
SEK 761,864	Sell	4/15/08	123,116	128,124	(5,007)
Singapore Dollars
SGD 1,502,292	Sell	7/24/08	1,054,981	1,095,821	(40,840)
Singapore Dollars
SGD 186,300	Sell	7/24/08	131,754	135,893	(4,139)
					$(2,538,380)

PORTFOLIO OF INVESTMENTS
ING Franklin Mutual Shares Portfolio	as of March 31, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolios own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolios investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$379,096,105	$—
Level 2- Other Significant Observable Inputs	38,356,303	2,525,222
Level 3- Significant Unobservable Inputs	2,477,722	—
Total	$419,930,130	$2,525,222

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of March 31, 2008, were as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 12/31/07	$3,835,624	$—
Net purchases (sales)	(1,394,263)	—
Total realized and unrealized gain (loss)	36,361	—
Transfers in and/or out of Level 3	—	—
Balance at 03/31/08	$2,477,722	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

PORTFOLIO OF INVESTMENTS
ING Franklin Templeton Founding Strategy Portfolio	as of March 31, 2008 (Unaudited)

Shares			Value
AFFILIATED INVESTMENT COMPANIES: 100.8%
20,405,076	ING Franklin Income Portfolio - Class I		$217,722,159
25,309,339	ING Franklin Mutual Shares Portfolio - Class I		220,697,432
17,359,537	ING Templeton Global Growth Portfolio - Class I		221,854,888
	Total Investments in Securities
	(Cost $719,891,093)*	100.8%	$660,274,479
	Other Assets and Liabilities - Net	(0.8)	(5,179,010)
	Net Assets	100.0%	$655,095,469

*	Cost for federal income tax purposes is $721,926,998.
	Net unrealized depreciation consists of:
	Gross Unrealized Appreciation	$—
	Gross Unrealized Depreciation	(61,652,519)
	Net Unrealized Depreciation	$(61,652,519)

PORTFOLIO OF INVESTMENTS
ING Franklin Templeton Founding Strategy Portfolio	as of March 31, 2008 (Unaudited)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolios own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolios investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$660,274,479	$—
Level 2- Other Significant Observable Inputs	—	—
Level 3- Significant Unobservable Inputs	—	—
Total	$660,274,479	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of March 31, 2008, were as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 12/31/07	$—	$—
Net purchases (sales)	—	—
Total realized and unrealized gain (loss)	—	—
Transfers in and/or out of Level 3	—	—
Balance at 03/31/08	$—	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

PORTFOLIO OF INVESTMENTS
ING Global Real Estate Portfolio	as of March 31, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 25.9%
		Holding Companies - Diversified: 0.6%
374,275	@@	Wharf Holdings Ltd.	$1,779,567
			1,779,567
		Real Estate: 24.5%
106,400	@, @@	BR Malls Participacoes SA	945,939
111,050	@@	Brookfield Properties Co. (U.S. Denominated Security)	2,144,376
535,700	@@	CapitaLand Ltd.	2,503,661
732,400	@@	Cheung Kong Holdings Ltd.	10,544,265
472,771	@@	Citycon OYJ	2,894,615
587,200	@@	Hang Lung Group Ltd.	2,806,565
882,900	@@	Hang Lung Properties Ltd.	3,170,276
21,900	@, @@	Hirco PLC	139,192
258,100	@@	Hongkong Land Holdings Ltd.	1,071,002
95,900	@@, L	Hufvudstaden AB	1,009,522
513,690	@@, L	Kerry Properties Ltd.	3,134,584
42,440	@, @@	Meinl European Land Ltd.	482,615
541,500	@@	Mitsubishi Estate Co., Ltd.	13,271,526
494,200	@@	Mitsui Fudosan Co., Ltd.	9,941,719
441	@@	NTT Urban Development Corp.	639,773
34,700	@, @@	PSP Swiss Property AG	2,343,414
734,100	@@	Shui On Land Ltd.	695,408
858,100	@@	Sino Land Co.	1,876,236
63,500	@@	Sumitomo Realty & Development Co., Ltd.	1,131,291
609,600	@@	Sun Hung Kai Properties Ltd.	9,626,967
			70,372,946
		Storage/Warehousing: 0.8%
713,400	@@	Safestore Holdings Ltd.	2,281,508
			2,281,508
		Total Common Stock
		(Cost $74,151,253)	74,434,021
REAL ESTATE INVESTMENT TRUSTS: 71.8%
		Apartments: 4.4%
20,270		AvalonBay Communities, Inc.	1,956,460
48,100		BRE Properties, Inc.	2,191,436
69,900		Equity Residential	2,900,151
21,100		Essex Property Trust, Inc.	2,404,978
100	@@	Nippon Accommodations Fund, Inc.	485,838
36,200		Post Properties, Inc.	1,398,044
47,100	L	UDR, Inc.	1,154,892
			12,491,799
		Diversified: 21.4%
875,500	@, @@	Ascendas Real Estate Investment Trust	1,535,338
168,200	@@	British Land Co. PLC	3,063,514
92,200	@@	Brixton PLC	603,838
53,240	@@	Corio NV	4,657,014
1,100,800	@@	DB Rreef Trust	1,702,148
35,010	@@	Eurocommercial Properties NV	1,956,367
5,690	@@	Gecina SA	847,445
500,900	@@	GPT Group	1,499,315
161,700	@@	Hammerson PLC	3,575,830
128	@@	Kenedix Realty Investment Corp.	776,630
29,440	@@, L	Klepierre	1,807,045
226,410	@@	Land Securities Group PLC	6,782,838
46,200		Liberty Property Trust	1,437,282
838,500	@@	Macquarie Goodman Group	3,322,643
42,330	@@	Mercialys	1,933,181
535,400	@@	Mirvac Group	1,976,713
125	@@	Nomura Real Estate Residential Fund, Inc.	565,986
271,500	@@	Segro PLC	2,735,627
777,300	@@	Stockland	4,991,587
45,619	@@	Unibail	11,729,648
546,475	@@	Valad Property Group	485,650
38,200	L	Vornado Realty Trust	3,293,222
			61,278,861
		Health Care: 5.6%
114,000	L	HCP, Inc.	3,854,340
45,300	L	Health Care Real Estate Investment Trust, Inc.	2,044,389
69,100	L	Nationwide Health Properties, Inc.	2,332,125
93,400	L	Omega Healthcare Investors, Inc.	1,621,424
135,300	L	Ventas, Inc.	6,076,323
			15,928,601
		Hotels: 1.3%
19,100		FelCor Lodging Trust, Inc.	229,773
156,044		Host Hotels & Resorts, Inc.	2,484,220
9,400		LaSalle Hotel Properties	270,062
47,100		Strategic Hotel Capital, Inc.	618,423
			3,602,478

PORTFOLIO OF INVESTMENTS
ING Global Real Estate Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Office Property: 10.7%
38,600		BioMed Realty Trust, Inc.	$922,154
86,200		Boston Properties, Inc.	7,936,434
617,600	@@	Commonwealth Property Office Fund	752,437
35,000		Corporate Office Properties Trust SBI MD	1,176,350
133,500	@@	Derwent Valley Holdings PLC	4,021,286
72,000		Douglas Emmett, Inc.	1,588,320
109,400	@@	Great Portland Estates PLC	1,150,300
46,600	L	Highwoods Properties, Inc.	1,447,862
320	@@	Japan Real Estate Investment Corp.	3,755,307
26,900		Kilroy Realty Corp.	1,321,059
243	@@	Nippon Building Fund, Inc.	3,096,625
22,400		SL Green Realty Corp.	1,824,928
4,290	@@	Societe de la Tour Eiffel	638,229
7,900	@@	Societe Immobiliere de Location pour l’Industrie et le Commerce	1,198,876
			30,830,167
		Real Estate: 0.5%
30,900	L	Home Properties, Inc.	1,482,891
			1,482,891
		Regional Malls: 7.3%
92,900	L	General Growth Properties, Inc.	3,545,993
32,500	L	Macerich Co.	2,283,775
131,400	L	Simon Property Group, Inc.	12,208,374
55,200		Taubman Centers, Inc.	2,875,920
			20,914,062
		Shopping Centers: 15.7%
8,300	@, @@, #	Calloway Real Estate Investment Trust	163,259
32,600	@@	Calloway Real Estate Investment Trust	641,233
1,299,500	@, @@	CapitaMall Trust	3,288,617
1,139,600	@@, L	CFS Retail Property Trust	2,267,167
31,300	L	Equity One, Inc.	750,261
77,500	L	Federal Realty Investment Trust	6,041,125
187	@@	Japan Retail Fund Investment Corp.	1,189,738
76,600		Kimco Realty Corp.	3,000,422
1,093,300	@@	Link Real Estate Investment Trust	2,433,376
770,100	@@	Macquarie CountryWide Trust	828,481
716,800	@, @@	Macquarie MEAG Prime Real Estate Investment Trust	644,247
71,900		Regency Centers Corp.	4,656,244
127,600	@@	RioCan Real Estate Investment Trust	2,573,257
56,100	L	Tanger Factory Outlet Centers, Inc.	2,158,167
884,930	@@	Westfield Group	14,493,722
			45,129,316
		Storage: 2.2%
56,300	L	Extra Space Storage, Inc.	911,497
61,578		Public Storage, Inc.	5,457,042
			6,368,539
		Warehouse/Industrial: 2.7%
40,600		AMB Property Corp.	2,209,452
169	@@	Japan Logistics Fund, Inc.	1,134,763
77,300	L	Prologis	4,549,878
			7,894,093
		Total Real Estate Investment Trusts
		(Cost $211,236,919)	205,920,807
MUTUAL FUNDS: 0.9%
		Closed-End Funds: 0.6%
100,600	@@	Prologis European Properties	1,594,582
			1,594,582
		Warehouse/Industrial: 0.3%
471,600	@@, **	ING Industrial Fund	923,099
			923,099
		Total Mutual Funds
		(Cost $2,532,906)	2,517,681
WARRANTS: 0.0%
		Real Estate: 0.0%
30,358	@@	China Overseas Land & Investment Ltd.	11,312

		Total Warrants
		(Cost $-)	11,312

		Total Long-Term Investments
		(Cost $287,921,078)	282,883,821

PORTFOLIO OF INVESTMENTS
ING Global Real Estate Portfolio	as of March 31, 2008 (Unaudited) (continued)

Principal Amount				Value
SHORT-TERM INVESTMENTS: 11.3%
		Securities Lending Collateral(cc): 11.3%
$32,232,000		Bank of New York Mellon Corp. Institutional Cash Reserves		$32,232,000
		Total Short-Term Investments
		(Cost $32,232,000)		32,232,000
		Total Investments in Securities
		(Cost $320,153,078)*	109.9%	$315,115,821
		Other Assets and Liabilities - Net	(9.9)	(28,270,091)
		Net Assets	100.0%	$286,845,730

	@	Non-income producing security
	@@	Foreign Issuer
	#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2008.
	**	Investment in affiliate

	*	Cost for federal income tax purposes is $329,303,261.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$4,318,786
		Gross Unrealized Depreciation		(18,506,226)
		Net Unrealized Depreciation		$(14,187,440)

PORTFOLIO OF INVESTMENTS
ING Global Real Estate Portfolio	as of March 31, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolios own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolios investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$282,883,821	$—
Level 2- Other Significant Observable Inputs	—	—
Level 3- Significant Unobservable Inputs	—	—
Total	$282,883,821	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of March 31, 2008, were as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 12/31/07	$—	$—
Net purchases (sales)	—	—
Total realized and unrealized gain (loss)	—	—
Transfers in and/or out of Level 3	—	—
Balance at 03/31/08	$—	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

PORTFOLIO OF INVESTMENTS
ING Global Resources Portfolio	as of March 31, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 99.4%
		Coal: 1.0%
142,200		Consol Energy, Inc.	$9,838,818
831,374	@, @@	White Energy Co., Ltd.	2,122,597
			11,961,415
		Engineering & Construction: 0.8%
5,741,296	@@	Boart Longyear Group	9,633,924
			9,633,924
		Forest Products & Paper: 0.4%
1,929,800	@, @@	Catalyst Paper Corp.	1,767,268
201,200	@, @@	Sino-Forest Corp.	3,136,246
			4,903,514
		Iron/Steel: 3.4%
46,400		Cleveland-Cliffs, Inc.	5,559,648
2,017,800	@, @@	Consolidated Thompson Iron Mines Ltd.	15,824,726
144,200		United States Steel Corp.	18,294,654
			39,679,028
		Mining: 17.4%
131,800		Alcoa, Inc.	4,752,708
65,650	@@	Barrick Gold Corp.	2,852,493
2,699,800	@, @@	Centamin Egypt Ltd.	3,734,927
347,042	@@	Cia Vale do Rio Doce ADR	12,021,535
883,200	@, @@	Eldorado Gold Corp.	6,091,925
1,877,400	@, @@	European Goldfields Ltd.	9,803,560
63,750	@@	First Quantum Minerals Ltd.	5,169,809
1,023,365	@, @@	First Uranium Corp.	7,597,098
363,950	@, @@	FNX Mining Co., Inc.	10,215,207
142,886	@, @@	Franco-Nevada Corp.	2,818,882
115,900	@, @@, #	Franco-Nevada Corp. - Series 144A	2,284,714
248,930		Freeport-McMoRan Copper & Gold, Inc.	23,952,045
211,400	@, @@	Frontera Copper Corp.	1,070,953
597,846	@@	GoldCorp, Inc.	23,166,533
595,350	@, @@	MAG Silver Corp.	7,557,514
102,800	@, @@	Major Drilling Group International	5,358,079
10,918,535	@, @@	Merafe Resources Ltd.	4,274,667
114,550		Newmont Mining Corp.	5,189,115
1,108,300	@, @@	Premier Gold Mines Ltd.	1,997,521
220,600	@@	Randgold Resources Ltd. ADR	10,222,604
565,131	@@	Sentula Mining Ltd.	1,237,077
2,340,050	@, @@	Shore Gold, Inc.	9,232,990
1,298,700	@, @@	Silver Bear Resources, Inc.	2,656,993
1,687,901	@@	Silver Bear Resources, Inc. - PIPE	1,151,085
673,005	@, @@	Silver Wheaton Corp.	10,451,768
247,154	@@	Teck Cominco Ltd.	10,123,428
96,573	@@	Xstrata PLC	6,764,046
788,247	@@	Yamana Gold, Inc.	11,524,171
			203,273,447
		Oil & Gas: 59.4%
220,500		Anadarko Petroleum Corp.	13,898,115
379,750		Apache Corp.	45,881,395
461,857	@@	Canadian Natural Resources Ltd.	31,526,359
786,526	@	Cano Petroleum, Inc.	3,680,942
283,750		Cano Petroleum, Inc. - Restricted Shares	1,327,950
872,100		Chevron Corp.	74,442,456
675,800		ConocoPhillips	51,502,714
388,900		Devon Energy Corp.	40,573,937
584,200	@@	Encana Corp.	44,253,150
799,700	@, @@	Energy XXI Acquisition Corp. Bermuda Ltd.	3,118,830
132,700		ENSCO International, Inc.	8,309,674
1,050,900		ExxonMobil Corp.	88,885,122
243,850		Hess Corp.	21,502,693
362,550		Marathon Oil Corp.	16,532,280
667,500	@, @@	Nabors Industries Ltd.	22,541,475
223,600		Noble Energy, Inc.	16,278,080
106,100	@@	OAO Gazprom ADR	5,406,746
580,400		Occidental Petroleum Corp.	42,467,868
935,100		Patterson-UTI Energy, Inc.	24,480,918
426,300	@@	Royal Dutch Shell PLC ADR - Class A	29,406,174
838,500	@@	Statoil ASA ADR	25,045,995
244,901	@@	Suncor Energy, Inc.	23,596,211
382,100		Sunoco, Inc.	20,048,787
220,500	@@	Total SA ADR	16,319,205
292,905		W&T Offshore, Inc.	9,990,990
237,628		XTO Energy, Inc.	14,699,668
			695,717,734
		Oil & Gas Services: 13.5%
293,800		Baker Hughes, Inc.	20,125,300
918,700		BJ Services Co.	26,192,137
1,053,800		Halliburton Co.	41,445,954

PORTFOLIO OF INVESTMENTS
ING Global Resources Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Oil & Gas Services (continued)
512,100	@	Key Energy Services, Inc.	$6,872,382
385,150		Schlumberger Ltd.	33,508,050
224,535	@	Transocean, Inc.	30,357,132
			158,500,955
		Pipelines: 1.8%
573,900		El Paso Corp.	9,549,696
478,412		Spectra Energy Corp.	10,883,873
			20,433,569
		Transportation: 1.7%
366,100		Tidewater, Inc.	20,175,771
			20,175,771
		Total Common Stock
		(Cost $1,119,375,644)	1,164,279,357
RIGHTS: 0.0%
		Forest Products & Paper: 0.0%
1,876,300	@@	Catalyst Paper Corp.	228,494

		Total Rights
		(Cost $-)	228,494
WARRANTS: 0.0%
		Oil & Gas: 0.0%
22,974		Oilsands Quest, Inc.	20,677

		Total Warrants
		(Cost $-)	20,677

		Total Long-Term Investments
		(Cost $1,119,375,644)	1,164,528,528
SHORT-TERM INVESTMENTS: 2.1%
		Mutual Fund: 1.6%
18,205,000	**, S	ING Institutional Prime Money Market Fund	18,205,000

		Total Mutual Fund
		(Cost $18,205,000)	18,205,000

Principal Amount				Value
		Repurchase Agreement: 0.5%
$6,140,000		Morgan Stanley Repurchase Agreement dated 03/31/08, 2.250%, due 04/01/08, $6,140,384 to be received upon repurchase (Collateralized by $6,195,000 Federal National Mortgage Association, 5.100%, Market Value plus accrued interest $6,283,124, due 09/10/09)		$6,140,000
		Total Repurchase Agreement
		(Cost $6,140,000)		6,140,000
		Total Short-Term Investments
		(Cost $24,345,000)		24,345,000

		Total Investments in Securities
		(Cost $1,143,720,644)*	101.5%	$1,188,873,528
		Other Assets and Liabilities - Net	(1.5)	(17,354,028)
		Net Assets	100.0%	$1,171,519,500

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	S	All or a portion of this security is segregated for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.
	**	Investment in affiliate

	*	Cost for federal income tax purposes is $1,147,117,613.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$91,170,314
		Gross Unrealized Depreciation		(49,414,399)
		Net Unrealized Appreciation		$41,755,915

PORTFOLIO OF INVESTMENTS
ING Global Resources Portfolio	as of March 31, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolios own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolios investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$1,181,582,443	$—
Level 2- Other Significant Observable Inputs	7,291,085	—
Level 3- Significant Unobservable Inputs	—	—
Total	$1,188,873,528	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of March 31, 2008, were as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 12/31/07	$—	$—
Net purchases (sales)	—	—
Total realized and unrealized gain (loss)	—	—
Transfers in and/or out of Level 3	—	—
Balance at 03/31/08	$—	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

n

PORTFOLIO OF INVESTMENTS
ING Global Technology Portfolio	as of March 31, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 99.3%
		Aerospace/Defense: 3.9%
43,700		Lockheed Martin Corp.	$4,339,410
			4,339,410
		Commercial Services: 8.1%
89,000	@@	Accenture Ltd.	3,130,130
98,100		Automatic Data Processing, Inc.	4,158,459
71,000		Total System Services, Inc.	1,679,860
			8,968,449
		Computers: 19.6%
24,900	@	Apple, Inc.	3,573,150
115,800	@	Cognizant Technology Solutions Corp.	3,338,514
207,500	@	EMC Corp.	2,975,550
63,100		Hewlett-Packard Co.	2,881,146
43,100	@, @@	Research In Motion Ltd.	4,837,113
197,200		Seagate Technology, Inc.	4,129,368
			21,734,841
		Electronics: 6.1%
107,000		Amphenol Corp.	3,985,750
474,360	@@	HON HAI Precision Industry Co., Ltd.	2,730,985
			6,716,735
		Healthcare - Products: 2.8%
72,200	@	St. Jude Medical, Inc.	3,118,318
			3,118,318
		Internet: 12.3%
148,000	@	eBay, Inc.	4,416,320
9,110	@	Google, Inc. - Class A	4,012,682
111,900	@	VeriSign, Inc.	3,719,556
64,500	@	WebMD Health Corp.	1,520,265
			13,668,823
		Media: 3.5%
968,900	@	Sirius Satellite Radio, Inc.	2,771,054
94,700	@	XM Satellite Radio Holdings, Inc.	1,100,414
			3,871,468
		Semiconductors: 13.7%
108,900		Altera Corp.	2,007,027
115,700	@	Formfactor, Inc.	2,209,870
227,400		Intel Corp.	4,816,332
599,699	@@	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	6,158,908
			15,192,137
		Software: 11.1%
91,900	@	Adobe Systems, Inc.	3,270,721
171,400		Microsoft Corp.	4,864,332
211,900	@	Oracle Corp.	4,144,764
			12,279,817
		Telecommunications: 12.6%
193,800	@	Cisco Systems, Inc.	4,668,642
156,500	@	Juniper Networks, Inc.	3,912,500
130,880		Qualcomm, Inc.	5,366,080
			13,947,222
		Toys/Games/Hobbies: 5.6%
11,900	@@	Nintendo Co., Ltd.	6,226,135
			6,226,135
		Total Common Stock
		(Cost $118,134,010)	110,063,355
SHORT-TERM INVESTMENTS: 0.6%
		Mutual Fund: 0.0%
75,000	**	ING Institutional Prime Money Market Fund	75,000
		Total Mutual Fund
		(Cost $75,000)	75,000

Principal Amount			Value
	Repurchase Agreement: 0.6%
$642,000	Goldman Sachs Repurchase Agreement dated 03/31/08, 2.250%, due 04/01/08, $642,040 to be received upon repurchase (Collateralized by $634,000 various U.S. Government Agency Obligations, 4.875%-5.000%, Market Value plus accrued interest $659,054, due 09/16/		$642,000
	Total Repurchase Agreement
	(Cost $642,000)		642,000
	Total Short-Term Investments
	(Cost $717,000)		717,000
	Total Investments in Securities
	(Cost $118,851,010)*	99.9%	$110,780,355
	Other Assets and Liabilities - Net	0.1	68,341
	Net Assets	100.0%	$110,848,696

PORTFOLIO OF INVESTMENTS
ING Global Technology Portfolio	as of March 31, 2008 (Unaudited) (continued)

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
**	Investment in affiliate

*	Cost for federal income tax purposes is $119,083,542.
	Net unrealized depreciation consists of:
	Gross Unrealized Appreciation	$1,737,278
	Gross U nrealized Depreciation	(10,040,465)
	Net Unrealized Depreciation	$(8,303,187)

PORTFOLIO OF INVESTMENTS
ING Global Technology Portfolio	as of March 31, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolios own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolios investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$110,138,355	$—
Level 2- Other Significant Observable Inputs	642,000	—
Level 3- Significant Unobservable Inputs	—	—
Total	$110,780,355	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of March 31, 2008, were as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 12/31/07	$—	$—
Net purchases (sales)	—	—
Total realized and unrealized gain (loss)	—	—
Transfers in and/or out of Level 3	—	—
Balance at 03/31/08	$—	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

PORTFOLIO OF INVESTMENTS
ING International Growth Opportunities Portfolio	as of March 31, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 95.6%
		Belgium: 2.0%
32,858		InBev NV	$2,884,330
			2,884,330
		Brazil: 2.3%
225,300		Cosan SA Industria e Comercio	3,312,669
			3,312,669
		Canada: 3.6%
31,600		EnCana Corp.	2,407,443
75,200	@, L	Gildan Activewear, Inc.	2,809,472
			5,216,915
		China: 4.4%
75,880	L	Aluminum Corp. of China Ltd. ADR	3,067,828
938,000	L	Hengan International Group Co., Ltd.	3,233,924
			6,301,752
		Finland: 6.5%
179,625		Nokia OYJ	5,670,859
68,730	L	Outotec OYJ	3,655,714
			9,326,573
		France: 4.0%
87,824	@	Eutelsat Communications	2,400,123
22,555	L	PPR	3,344,316
			5,744,439
		Germany: 9.0%
16,250		Allianz AG	3,220,894
46,916		Bayer AG	3,760,777
34,575	L	DaimlerChrysler AG	2,959,733
89,071	@	GEA Group AG	3,000,802
			12,942,206
		Greece: 1.8%
49,911		National Bank of Greece SA	2,627,683
			2,627,683
		Hong Kong: 4.5%
990,000		Li & Fung Ltd.	3,708,346
1,114,000		New World Development Ltd.	2,740,219
			6,448,565
		India: 1.7%
116,911	@	Bharti Airtel Ltd.	2,417,639
			2,417,639
		Ireland: 2.0%
650,354	@	Ryanair Holdings PLC	2,874,549
			2,874,549
		Italy: 4.3%
263,521		Enel S.p.A.	2,798,494
160,986	@	Prysmian S.p.A.	3,438,946
			6,237,440
		Japan: 3.3%
9,100		Nintendo Co., Ltd.	4,761,162
			4,761,162
		Mexico: 1.7%
2,381,300		Consorcio ARA, S.A. de C.V.	2,429,909
			2,429,909
		Netherlands: 2.3%
191,288		Royal KPN NV	3,229,262
			3,229,262
		Russia: 4.9%
75,060		MMC Norilsk Nickel ADR	2,117,088
59,966	L	OAO Gazprom ADR	3,055,805
18,579	@	Unified Energy System ADR	1,930,358
			7,103,251
		South Korea: 2.0%
42,753	L	Hyundai Development Co.	2,939,576
			2,939,576
		Switzerland: 8.8%
14,549		Nestle SA	7,272,210
76,861		Xstrata PLC	5,383,402
			12,655,612
		Taiwan: 1.9%
483,840		HON HAI Precision Industry Co., Ltd.	2,785,563
			2,785,563
		Turkey: 1.6%
191,223		Enka Insaat Ve Sanayi A/S	2,362,615
			2,362,615
		United Kingdom: 19.0%
93,675		Anglo American PLC	5,614,984
1,600,464		ARM Holdings PLC	2,795,201

PORTFOLIO OF INVESTMENTS
ING International Growth Opportunities Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		United Kingdom (continued)
719,289		Game Group PLC	$3,030,210
1,329,126		Hays PLC	3,016,816
76,740		Imperial Tobacco Group PLC	3,533,756
248,506		Inmarsat PLC	2,190,463
431,642		International Power PLC	3,412,948
67,035		Reckitt Benckiser PLC	3,717,306
			27,311,684
		United States: 4.0%
79,900		Alcoa, Inc.	2,881,194
75,266	@, L	NRG Energy, Inc.	2,934,621
			5,815,815
		Total Common Stock
		(Cost $133,919,776)	137,729,209
PREFERRED STOCK: 0.9%
		Russia: 0.9%
855,826		TNK-BP Holding	1,249,506

		Total Preferred Stock
		(Cost $2,511,995)	1,249,506

		Total Long-Term Investments
		(Cost $136,431,771)	138,978,715
SHORT-TERM INVESTMENTS: 16.2%
		Mutual Fund: 2.7%
3,925,000	**	ING Institutional Prime Money Market Fund	3,925,000

		Total Mutual Fund
		(Cost $3,925,000)	3,925,000

Principal Amount				Value
		Repurchase Agreement: 0.5%
$727,000		Morgan Stanley Repurchase Agreement dated 03/31/08, 2.250%, due 04/01/08, $727,045 to be received upon repurchase (Collateralized by $735,000 Federal National Mortgage Association, 5.100%, Market Value plus accrued interest $745,455, due 09/10/09)		$727,000
		Total Repurchase Agreement
		(Cost $727,000)		727,000

		Securities Lending Collateral(cc): 13.0%
18,669,000		Bank of New York Mellon Corp. Institutional Cash Reserves		18,669,000

		Total Securities Lending Collateral
		(Cost $18,669,000)		18,669,000

		Total Short-Term Investments
		(Cost $23,321,000)		23,321,000

		Total Investments in Securities
		(Cost $159,752,771)*	112.7%	$162,299,715
		Other Assets and Liabilities - Net	(12.7)	(18,267,877)
		Net Assets	100.0%	$144,031,838

	@	Non-income producing security
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2008.
	**	Investment in affiliate

	*	Cost for federal income tax purposes is $159,856,886.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$10,292,960
		Gross Unrealized Depreciation		(7,850,131)
		Net Unrealized Appreciation		$2,442,829

PORTFOLIO OF INVESTMENTS
ING International Growth Opportunities Portfolio	as of March 31, 2008 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Agriculture	2.5%
Airlines	2.0
Apparel	2.0
Auto Manufacturers	2.1
Banks	1.8
Beverages	2.0
Chemicals	2.6
Commercial Services	2.1
Distribution/Wholesale	2.6
Electric	7.7
Electrical Components & Equipment	2.4
Electronics	1.9
Engineering & Construction	1.6
Food	7.4
Healthcare - Products	2.3
Holding Companies - Diversified	2.1
Home Builders	3.7
Household Products/Wares	2.6
Insurance	2.2
Machinery - Construction & Mining	2.5
Mining	13.2
Oil & Gas	4.7
Real Estate	1.9
Retail	4.4
Semiconductors	1.9
Telecommunications	11.0
Toys/Games/Hobbies	3.3
Short-Term Investments	16.2
Other Assets and Liabilities - Net	(12.7)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING International Growth Opportunities Portfolio	as of March 31, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolios own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolios investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$142,903,715	$—
Level 2- Other Significant Observable Inputs	727,000	—
Level 3- Significant Unobservable Inputs	—	—
Total	$143,630,715	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of March 31, 2008, were as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 12/31/07	$—	$—
Net purchases (sales)	—	—
Total realized and unrealized gain (loss)	—	—
Transfers in and/or out of Level 3	—	—
Balance at 03/31/08	$—	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

PORTFOLIO OF INVESTMENTS
ING Janus Contrarian Portfolio	as of March 31, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 89.5%
		Banks: 3.0%
358,659	@@	ICICI Bank Ltd.	$6,941,376
346,705	@@, L	ICICI Bank Ltd. ADR	13,240,664
237,900	@@	Mitsubishi UFJ Financial Group, Inc.	2,081,108
609	@@	Mizuho Financial Group, Inc.	2,249,641
			24,512,789
		Beverages: 2.8%
261,465	@@	InBev NV	22,951,832
			22,951,832
		Biotechnology: 1.5%
297,085	@	Amgen, Inc.	12,412,211
			12,412,211
		Building Materials: 3.4%
591,669	@, @@, L	Cemex SA de CV ADR	15,454,394
2,412,130	@@	Gujarat Ambuja Cements Ltd.	7,276,383
258,820	L	Masco Corp.	5,132,401
			27,863,178
		Distribution/Wholesale: 1.0%
2,172,775	@@	Li & Fung Ltd.	8,138,789
			8,138,789
		Diversified Financial Services: 0.7%
1,389	@, @@	Future Capital Holdings Ltd.	22,142
102,080	@@	Housing Development Finance Corp.	6,090,261
			6,112,403
		Electric: 9.9%
618,270	@, L	NRG Energy, Inc.	24,106,347
2,824,058	@@	NTPC Ltd.	13,965,601
4,958,890	@@	Power Grid Corp. of India Ltd.	12,292,691
16,214	@, @@	Reliance Power Ltd.	128,516
382,750	@	Reliant Resources, Inc.	9,052,038
9,617,810	@@	Tenaga Nasional BHD	22,197,226
			81,742,419
		Engineering & Construction: 1.9%
125,420	@@	Larsen & Toubro Ltd.	9,564,754
265	@@	Larsen & Toubro Ltd. GDR	20,130
31,440	@@, #, L	Larsen & Toubro Ltd. GDR - Series 144A	2,417,652
1,129,819	@@	Macquarie Airports Management Ltd.	3,358,222
			15,360,758
		Entertainment: 1.8%
304,560	@, L	Vail Resorts, Inc.	14,707,202
			14,707,202
		Forest Products & Paper: 2.5%
4,474,500	@@	Ballarpur Industries Ltd.	3,117,205
263,238	L	Weyerhaeuser Co.	17,121,000
			20,238,205
		Healthcare - Products: 1.9%
201,095	@	Zimmer Holdings, Inc.	15,657,257
			15,657,257
		Healthcare - Services: 3.0%
621,150	@	Coventry Health Care, Inc.	25,063,403
			25,063,403
		Holding Companies - Diversified: 1.2%
2,111,000	@@	China Merchants Holdings International Co., Ltd.	10,121,043
			10,121,043
		Household Products/Wares: 1.1%
168,063	@@	Reckitt Benckiser PLC	9,319,633
			9,319,633
		Insurance: 1.2%
2,181	@	Berkshire Hathaway, Inc. - Class B	9,755,395
			9,755,395
		Investment Companies: 0.8%
2,618,624	@@	Australian Infrastructure Fund	6,523,983
			6,523,983
		Lodging: 0.6%
496,582	@, @@	Crown Ltd.	4,765,183
			4,765,183
		Media: 13.7%
1,113,030	@@	British Sky Broadcasting PLC	12,306,405
894,425	@	DIRECTV Group, Inc.	22,172,796
1,020,716	@, L	Liberty Global, Inc.	34,785,997
226,676	@, L	Liberty Global, Inc. - Series C	7,362,436
183,105	@	Liberty Media Corp. - Capital Shares A	2,882,073
896,480	@	Liberty Media Corp. - Entertainment	20,296,307
617,330		News Corp. - Class A	11,574,938
177,575	@, L	Playboy Enterprises, Inc.	1,479,200
			112,860,152

PORTFOLIO OF INVESTMENTS
ING Janus Contrarian Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Metal Fabricate/Hardware: 0.6%
746,975	@@	Bharat Forge Ltd.	$4,978,123
			4,978,123
		Mining: 0.6%
474,940	@, @@, L	Ivanhoe Mines Ltd.	4,901,381
			4,901,381
		Oil & Gas: 9.1%
264,510		Chesapeake Energy Corp.	12,207,137
382,255	@, L	Forest Oil Corp.	18,715,205
114,225	@@	Petroleo Brasileiro SA ADR	11,663,515
405,122	@@	Reliance Industries Ltd.	22,830,272
253,859	@, L	SandRidge Energy, Inc.	9,938,580
			75,354,709
		Packaging & Containers: 7.1%
1,044,435	@	Owens-Illinois, Inc.	58,937,467
			58,937,467
		Pipelines: 4.1%
408,056	@@	Enbridge, Inc.	16,827,912
3,435		Enbridge, Inc.	142,380
323,357	@	Kinder Morgan Management, LLC	16,481,506
			33,451,798
		Real Estate: 11.9%
4,164,000	@@	CapitaLand Ltd.	19,460,977
678,700	@, L	CB Richard Ellis Group, Inc.	14,687,068
726,520	@@	Mitsubishi Estate Co., Ltd.	17,806,148
4,730,000	@@	New World Development Ltd.	11,634,860
800,990		St. Joe Co.	34,386,501
			97,975,554
		Retail: 3.8%
435,025		JC Penney Co., Inc.	16,404,793
677,165	@@	Pantaloon Retail India Ltd.	7,209,879
90,200	@@	Yamada Denki Co., Ltd.	7,864,290
			31,478,962
		Transportation: 0.3%
245,930	@@, #, L	All America Latina Logistica SA GDR	2,475,482
			2,475,482
		Total Common Stock
		(Cost $733,093,742)	737,659,311
REAL ESTATE INVESTMENT TRUSTS: 8.1%
		Diversified: 1.3%
123,295	L	Vornado Realty Trust	10,629,262
			10,629,262
		Forest Products & Paper: 2.7%
552,315	L	Plum Creek Timber Co., Inc.	22,479,221
			22,479,221
		Mortgage: 1.0%
247,455		Annaly Capital Management, Inc.	3,791,011
222,120	L	Gramercy Capital Corp.	4,648,972
			8,439,983
		Warehouse/Industrial: 3.1%
425,690		Prologis	25,056,113
			25,056,113
		Total Real Estate Investment Trusts
		(Cost $72,115,467)	66,604,579

Principal Amount				Value
CORPORATE BONDS/NOTES: 0.0%
		Retail: 0.0%
$25,000	I, X	Ames Department Stores, Inc., 10.000%, due 04/15/06		$—

		Total Corporate Bonds/Notes
		(Cost $11,111)		—

		Total Long-Term Investments
		(Cost $805,220,320)		804,263,890
SHORT-TERM INVESTMENTS: 20.1%
		U.S. Government Agency Obligations: 1.9%
15,900,000	L, Z	Federal Home Loan Bank, 1.300%, due 04/01/08		15,899,337

		Total U.S. Government Agency Obligations
		(Cost $15,899,337)		15,899,337

		Securities Lending Collateral(cc): 18.2%
150,226,000		Bank of New York Mellon Corp. Institutional Cash Reserves		150,226,000

		Total Securities Lending Collateral
		(Cost $150,226,000)		150,226,000

		Total Short-Term Investments
		(Cost $166,125,337)		166,125,337
		Total Investments in Securities
		(Cost $971,345,657)*	117.7%	$970,389,227
		Other Assets and Liabilities - Net	(17.7)	(145,941,420)
		Net Assets	100.0%	$824,447,807

PORTFOLIO OF INVESTMENTS
ING Janus Contrarian Portfolio	as of March 31, 2008 (Unaudited) (continued)

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

C	Bond may be called prior to maturity date.
cc	Securities purchased with cash collateral for securities loaned.
I	Illiquid security
L	Loaned security, a portion or all of the security is on loan at March 31, 2008.
X	Fair value determined by ING Funds Valuation Committee appointed by the Portfolio’s Board of Trustees.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

*	Cost for federal income tax purposes is $982,721,844.
Net unrealized depreciation consists of:
	Gross Unrealized Appreciation	$57,511,456
	Gross Unrealized Depreciation	(69,844,073)
	Net Unrealized Depreciation	$(12,332,617)

PORTFOLIO OF INVESTMENTS
ING Janus Contrarian Portfolio	as of March 31, 2008 (Unaudited) (continued)

At 3.31.2008 the following forward currency contracts were outstanding for the ING Janus Contrarian Portfolio:

Currency		Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
				USD
Australia Dollars
AUD	3,000,000	Buy	4/16/08	2,643,000	2,736,325	$93,325
Australia Dollars
AUD	2,700,000	Buy	4/16/08	2,458,755	2,462,693	3,938
Australia Dollars
AUD	1,500,000	Buy	4/16/08	1,383,525	1,368,163	(15,362)
Korea (South) Won
KRW	3,378,400,000	Buy	5/14/08	3,712,731	3,413,893	(298,838)
British Pound Sterling
GBP	2,600,000	Buy	5/14/08	5,170,048	5,160,061	(9,987)
						$(226,925)
Australia Dollars
AUD	20,500,000	Sell	4/16/08	18,315,315	18,698,221	$(382,906)
British Pound Sterling
GBP	13,035,000	Sell	5/14/08	26,350,969	25,782,755	568,215
Korea (South) Won
KRW	3,378,400,000	Sell	5/14/08	3,703,777	3,413,893	289,883
Singapore Dollars
SGD	16,900,000	Sell	4/16/08	11,691,456	12,287,490	(596,034)
						$(120,842)

PORTFOLIO OF INVESTMENTS
ING Janus Contrarian Portfolio	as of March 31, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolios own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolios investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$804,263,890	$—
Level 2- Other Significant Observable Inputs	15,899,337	347,767
Level 3- Significant Unobservable Inputs	—	—
Total	$820,163,227	$347,767

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of March 31, 2008, were as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 12/31/07	$—	$—
Net purchases (sales)	—	—
Total realized and unrealized gain (loss)	—	—
Transfers in and/or out of Level 3	—	—
Balance at 03/31/08	$—	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

PORTFOLIO OF INVESTMENTS
ING JPMorgan Emerging Markets Equity Portfolio	as of March 31, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 91.0%
		Argentina: 0.4%
204,600	L	Banco Macro SA ADR	$5,186,610
			5,186,610
		Austria: 1.2%
107,982		Raiffeisen International Bank Holding AG	14,731,263
			14,731,263
		Brazil: 14.3%
164,750	L	Cia de Bebidas das Americas ADR	12,446,863
2,592,000	L	Cia Vale do Rio Doce ADR	75,556,800
432,080	L	Gol Linhas Aereas Inteligentes SA ADR	6,433,671
961,138		Petroleo Brasileiro SA ADR	81,398,777
			175,836,111
		Chile: 0.8%
193,050		Banco Santander Chile SA ADR	10,088,793
			10,088,793
		China: 4.7%
2,230,000		Anhui Conch Cement Co., Ltd.	15,490,953
4,341,500	L	China Merchants Bank Co., Ltd.	15,249,518
4,470,000	L	China National Building Material Co., Ltd.	10,702,902
6,055,500	L	Shimao Property Holdings Ltd.	11,031,468
1,638,000	L	Tsingtao Brewery Co., Ltd.	4,883,915
			57,358,756
		Egypt: 2.8%
160,196		Orascom Construction Industries	12,117,099
1,637,850		Orascom Telecom Holding SAE	22,716,666
			34,833,765
		Hong Kong: 8.2%
9,124,000	L	Agile Property Holdings Ltd.	9,742,092
3,249,500		China Mobile Ltd.	48,822,793
1,259,700		Esprit Holdings Ltd.	15,285,599
5,113,000	L	GOME Electrical Appliances Holdings Ltd.	11,807,031
2,550,000		Li & Fung Ltd.	9,551,799
1,872,500	L	Yue Yuen Industrial Holdings	5,904,571
			101,113,885
		Hungary: 1.2%
11,600		OTP Bank Nyrt	478,574
114,665	L	OTP Bank Nyrt GDR	9,433,845
1,400		Richter Gedeon Nyrt	289,391
21,624	L	Richter Gedeon Nyrt GDR	4,464,800
			14,666,610
		India: 11.3%
534,573		ACC Ltd. GDR	11,010,012
1,530,984	@, L	Ambuja Cements Ltd. GDR	4,485,783
331,350	L	HDFC Bank Ltd. ADR	32,551,824
495,100	@, #	Indiabulls Real Estate Ltd. GDR	6,015,019
450,080	L	Infosys Technologies Ltd. ADR	16,099,362
430,606		Reliance Capital Ltd.	13,303,326
24,579	@, #, L	Reliance Capital Ltd. GDR	752,808
541,498	#, L	Reliance Communication Ltd. GDR	7,241,119
12,289	#, L	Reliance Energy Ltd. GDR	1,149,429
395,999	#, L	Reliance Industries - Spons GDR	44,827,172
245,199	@, #, L	Reliance Natural Resources Ltd. GDR	1,287,723
1		Tata Motors Ltd. ADR	16
			138,723,593
		Indonesia: 1.9%
11,732,500		Bank Rakyat Indonesia	8,099,141
252,070	L	Telekomunikasi Indonesia Tbk PT ADR	10,571,816
5,993,500		Unilever Indonesia Tbk PT	4,518,908
			23,189,865
		Israel: 1.0%
269,900		Teva Pharmaceutical Industries Ltd. ADR	12,466,681
			12,466,681
		Italy: 0.9%
223,075	L	Tenaris SA ADR	11,120,289
			11,120,289
		Malaysia: 0.6%
592,700		British American Tobacco Malaysia Bhd	7,885,134
			7,885,134
		Mexico: 8.4%
762,700		America Movil SA de CV ADR	48,576,363
482,550	@, L	Cemex SA de CV ADR	12,604,206
233,300		Fomento Economico Mexicano SA de CV ADR	9,747,274
1		Grupo Aeroportuario del Sureste SA de CV ADR	57
3,930,600		Grupo Financiero Banorte SA de CV	17,081,135
3,753,060		Wal-Mart de Mexico SA de CV	15,826,486
			103,835,521

PORTFOLIO OF INVESTMENTS
ING JPMorgan Emerging Markets Equity Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Russia: 6.2%
205,774	L	Mechel OAO ADR	$23,415,023
249,767	L	OAO Gazprom ADR	12,727,868
5,521,100		Sberbank RF	17,330,457
115,200	@	Unified Energy System GDR	11,969,072
355,100		Vimpel-Communications OAO ADR	10,613,939
			76,056,359
		South Africa: 9.9%
2,517,917	L	African Bank Investments Ltd.	8,275,989
2,503,438		FirstRand Ltd.	4,946,173
767,796		Impala Platinum Holdings Ltd.	29,684,928
888,584		Massmart Holdings Ltd.	7,352,240
1,613,556		MTN Group Ltd.	24,528,357
4,815,200	@	Network Healthcare Holdings Ltd.	5,082,993
1,285,398		RMB Holdings Ltd.	3,887,236
623,580		Sasol Ltd.	30,032,099
3,416,804	@	Steinhoff International Holdings Ltd.	7,628,970
			121,418,985
		South Korea: 10.6%
120,290		Hyundai Mobis	9,409,872
169,690	L	Hyundai Motor Co.	13,551,252
249,224		Kookmin Bank	13,988,331
503,849	@, #, L	KT&G Corp. GDR	19,739,847
32,904		Posco	15,751,075
54,073		Samsung Electronics Co., Ltd.	34,193,194
37,193		Shinsegae Co., Ltd.	23,489,715
			130,123,286
		Taiwan: 4.3%
4,269,077		HON HAI Precision Industry Co., Ltd.	24,577,927
885,000		President Chain Store Corp.	3,032,780
1,385,893		Taiwan Semiconductor Manufacturing Co., Ltd.	2,868,073
2,192,084	L	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	22,512,703
			52,991,483
		Turkey: 1.6%
749,764		Akbank TAS	3,158,183
1,048,113		Anadolu Efes Biracilik Ve Malt Sanayii A/S	9,298,795
532,219		Migros Turk TAS	7,845,777
			20,302,755
		United Kingdom: 0.7%
147,059		Anglo American PLC	8,814,879
			8,814,879
		Total Common Stock
		(Cost $792,782,853)	1,120,744,623
PREFERRED STOCK: 2.0%
		Brazil: 2.0%
1,053,978		Banco Itau Holding Financeira SA	24,020,392

		Total Preferred Stock
		(Cost $15,431,005)	24,020,392
WARRANTS: 1.5%
		United Arab Emirates: 1.5%
6,387,640		Emaar Properties PJSC	19,045,260

		Total Warrants
		(Cost $24,698,766)	19,045,260

		Total Long-Term Investments
		(Cost $832,912,624)	1,163,810,275

Principal Amount				Value
SHORT-TERM INVESTMENTS: 26.2%
		U.S. Government Agency Obligations: 3.9%
$48,020,000	L, Z	Federal Home Loan Bank, 1.300%, due 04/01/08		$48,018,266

		Total U.S. Government Agency Obligations
		(Cost $48,018,266)		48,018,266

		Securities Lending Collateral(cc): 22.3%
274,203,000		Bank of New York Mellon Corp. Institutional Cash Reserves		274,203,000

		Total Securities Lending Collateral
		(Cost $274,203,000)		274,203,000

		Total Short-Term Investments
		(Cost $322,221,266)		322,221,266
		Total Investments in Securities
		(Cost $1,155,133,890)*	120.7%	$1,486,031,541
		Other Assets and Liabilities - Net	(20.7)	(254,521,482)
		Net Assets	100.0%	$1,231,510,059

PORTFOLIO OF INVESTMENTS
ING JPMorgan Emerging Markets Equity Portfolio	as of March 31, 2008 (Unaudited) (continued)

@	Non-income producing security
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at March 31, 2008.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

*	Cost for federal income tax purposes is $1,187,411,805.
Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$347,525,979
	Gross Unrealized Depreciation	(48,906,243)
	Net Unrealized Appreciation	$298,619,736

PORTFOLIO OF INVESTMENTS
ING JPMorgan Emerging Markets Equity Portfolio	as of March 31, 2008 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Agriculture	2.2%
Airlines	0.5
Apparel	1.7
Auto Manufacturers	1.1
Auto Parts & Equipment	0.8
Banks	13.0
Beverages	3.0
Building Materials	4.4
Distribution/Wholesale	0.8
Diversified Financial Services	3.5
Electric	1.1
Electronics	2.0
Engineering & Construction	1.0
Food	0.6
Gas	0.1
Healthcare - Services	0.4
Home Furnishings	0.6
Household Products/Wares	0.4
Iron/Steel	3.2
Metal Fabricate/Hardware	0.9
Mining	9.3
Oil & Gas	13.7
Pharmaceuticals	1.4
Real Estate	3.7
Retail	5.0
Semiconductors	4.8
Software	1.3
Telecommunications	14.0
Short-Term Investments	26.2
Other Assets and Liabilities - Net	(20.7)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING JPMorgan Emerging Markets Equity Portfolio	as of March 31, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolios own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolios investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$1,112,215,783	$—
Level 2- Other Significant Observable Inputs	99,612,758	—
Level 3- Significant Unobservable Inputs	—	—
Total	$1,211,828,541	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of March 31, 2008, were as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 12/31/07	$—	$—
Net purchases (sales)	—	—
Total realized and unrealized gain (loss)	—	—
Transfers in and/or out of Level 3	—	—
Balance at 03/31/08	$—	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

PORTFOLIO OF INVESTMENTS
ING JPMorgan Small Cap Core Equity Portfolio	as of March 31, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 91.3%
		Advertising: 0.1%
7,500	@	inVentiv Health, Inc.	$216,075
			216,075
		Aerospace/Defense: 2.8%
30,600	@, L	Alliant Techsystems, Inc.	3,168,018
9,400		Curtiss-Wright Corp.	389,912
31,600	@	Esterline Technologies Corp.	1,591,692
6,100	L	Heico Corp.	297,375
13,000		Kaman Corp.	367,770
43,050	@	Moog, Inc.	1,817,141
10,100	@	Orbital Sciences Corp.	243,410
90,500	@	TransDigm Group, Inc.	3,353,025
4,700	L	Triumph Group, Inc.	267,571
			11,495,914
		Agriculture: 0.5%
251,900	@	Alliance One International, Inc.	1,521,476
9,200		Universal Corp.	602,876
			2,124,352
		Airlines: 0.6%
69,400	@	Republic Airways Holdings, Inc.	1,503,204
46,100		Skywest, Inc.	973,632
			2,476,836
		Apparel: 1.1%
10,400	@, L	Deckers Outdoor Corp.	1,121,328
63,500	@, L	Iconix Brand Group, Inc.	1,101,725
76,800	@, L	Maidenform Brands, Inc.	1,249,536
4,000		Oxford Industries, Inc.	90,120
47,100	@, L	Perry Ellis International, Inc.	1,028,193
7,700	@	Steven Madden Ltd.	131,901
			4,722,803
		Auto Manufacturers: 0.1%
16,400		Oshkosh Truck Corp.	594,992
			594,992
		Auto Parts & Equipment: 0.8%
20,300	@, L	Accuride Corp.	166,054
25,800	@	Aftermarket Technology Corp.	501,552
6,100		American Axle & Manufacturing Holdings, Inc.	125,050
14,200		Cooper Tire & Rubber Co.	212,574
21,000	@	Lear Corp.	544,110
6,900	@	Miller Industries, Inc.	66,447
38,000	L	Standard Motor Products, Inc.	232,560
48,300	@	Tenneco, Inc.	1,349,502
			3,197,849
		Banks: 4.5%
4,000		1st Source Corp.	84,200
14,900		Ameris Bancorp.	239,294
1,740		Associated Banc-Corp.	46,336
2,100		Bancfirst Corp.	96,138
15,700	@@, L	Banco Latinoamericano de Exportaciones SA	241,780
3,860		Capital Corp. of the West	30,957
9,100		Center Financial Corp.	82,446
14,400	L	Central Pacific Financial Corp.	271,440
6,107	L	Citizens Banking Corp.	75,910
17,750		City Bank	395,293
16,100		City Holding Co.	642,390
9,600	L	Columbia Banking System, Inc.	214,848
7,600	@, L	Community Bancorp.	103,056
22,700	L	Community Bank System, Inc.	557,512
5,870		Community Trust Bancorp., Inc.	171,991
67,500	L	Corus Bankshares, Inc.	656,775
15,600	L	East-West Bancorp., Inc.	276,900
59,300	@@, L	First Bancorp.	602,488
2,600		First Bancorp.	51,818
8,400	L	First Community Bancshares, Inc.	305,928
13,600	@, L	First Regional Bancorp.	223,040
12,125	L	Glacier Bancorp., Inc.	232,436
4,700		Great Southern Bancorp., Inc.	73,367
7,300	L	Greene County Bancshares, Inc.	129,137
44,800	L	Hancock Holding Co.	1,882,496
66,700		Hanmi Financial Corp.	492,913
3,300		Heritage Commerce Corp.	60,489
4,200		Horizon Financial Corp.	58,002
25,825		IBERIABANK Corp.	1,142,756
5,400		Imperial Capital Bancorp., Inc.	116,748
4,919		Independent Bank Corp.	51,059
16,630		International Bancshares Corp.	375,505
9,100		Lakeland Financial Corp.	206,115

PORTFOLIO OF INVESTMENTS
ING JPMorgan Small Cap Core Equity Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Banks (continued)
3,700		MainSource Financial Group, Inc.	$57,350
57,700		Nara Bancorp., Inc.	749,523
9,100		NBT Bancorp., Inc.	202,020
9,600	@@	Oriental Financial Group	189,216
34,200	L	Pacific Capital Bancorp.	735,300
8,900		Peoples Bancorp., Inc.	214,579
3,800	L	Prosperity Bancshares, Inc.	108,908
3,100		Renasant Corp.	69,750
1,557		Republic Bancorp., Inc.	29,396
2,900	L	Sierra Bancorp.	62,669
4,700	L	Simmons First National Corp.	139,731
22,500		Southwest Bancorp., Inc.	393,975
68,150		Sterling Bancshares, Inc.	677,411
21,900		Sterling Financial Corp.	341,859
53,035	L	SY Bancorp., Inc.	1,232,533
15,500		Taylor Capital Group, Inc.	254,510
1,300		TCF Financial Corp.	23,296
4,700		Trico Bancshares	81,357
29,200	L	Trustco Bank Corp.	259,588
35,600		United Bankshares, Inc.	948,740
32,454	@@, L	W Holding Co., Inc.	38,620
20,400		West Coast Bancorp.	297,636
22,800	L	Westamerica Bancorp.	1,199,280
13,000		Wilshire Bancorp., Inc.	99,320
			18,598,130
		Biotechnology: 2.9%
13,600	@, L	Alexion Pharmaceuticals, Inc.	806,480
5,200	@, L	AMAG Pharmaceuticals, Inc.	210,236
32,500	@, @@, L	American Oriental Bioengineering, Inc.	263,250
25,600	@, L	Arena Pharmaceuticals, Inc.	175,104
11,200	@	Barrier Therapeutics, Inc.	38,192
3,300	@	Bio-Rad Laboratories, Inc.	293,535
17,800	@, L	Cell Genesys, Inc.	41,830
99,000	@, L	Exelixis, Inc.	688,050
17,300	@, L	GTx, Inc.	278,184
52,000	@	Human Genome Sciences, Inc.	306,280
26,000	@, L	Illumina, Inc.	1,973,400
12,200	@, L	Integra LifeSciences Holdings Corp.	530,334
15,000	@, L	InterMune, Inc.	218,700
23,500	@, L	Keryx Biopharmaceuticals, Inc.	14,100
27,600	@, L	Lifecell Corp.	1,160,028
22,600	@, L	Medivation, Inc.	321,598
61,300	@, L	Myriad Genetics, Inc.	2,469,777
27,400	@	Myriad Genetics, Inc.	1,103,946
21,900	@, @@, L	Protalix BioTherapeutics, Inc.	57,597
29,000	@, L	Regeneron Pharmaceuticals, Inc.	556,510
35,300	@, L	Seattle Genetics, Inc.	321,230
13,600	@, L	Telik, Inc.	33,184
16,900	@, L	Third Wave Technologies, Inc.	155,818
			12,017,363
		Building Materials: 0.7%
211,000		Comfort Systems USA, Inc.	2,745,110
7,500		Universal Forest Products, Inc.	241,500
			2,986,610
		Chemicals: 2.3%
50,800		Airgas, Inc.	2,309,876
6,900	L	Balchem Corp.	158,148
32,000		CF Industries Holdings, Inc.	3,315,840
22,800		HB Fuller Co.	465,348
72,000	@, L	Terra Industries, Inc.	2,558,160
24,500	@, L	WR Grace & Co.	559,090
8,300		Zep, Inc.	134,626
			9,501,088
		Coal: 0.6%
31,500	@, L	Alpha Natural Resources, Inc.	1,368,360
19,800	L	Walter Industries, Inc.	1,240,074
			2,608,434
		Commercial Services: 5.2%
26,900	L	Advance America Cash Advance Centers, Inc.	203,095
99,400	@, L	AMN Healthcare Services, Inc.	1,532,748
30,600	@	AMN Healthcare Services, Inc.	471,852
4,600		Bowne & Co., Inc.	70,150
17,300	L	Chemed Corp.	730,060
24,300	@	Consolidated Graphics, Inc.	1,362,015
20,900	@, L	CoStar Group, Inc.	898,700
98,000		Deluxe Corp.	1,882,580
20,800		DeVry, Inc.	870,272
53,928	@, L	Dollar Financial Corp.	1,240,344
10,400	@, L	Emergency Medical Services Corp.	256,776
17,400	@	FTI Consulting, Inc.	1,236,096
16,700	@, L	Gartner, Inc.	322,978
27,700	@	Geo Group, Inc.	787,788
21,900	@	Healthspring, Inc.	308,352

PORTFOLIO OF INVESTMENTS
ING JPMorgan Small Cap Core Equity Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Commercial Services (continued)
15,400	L	Heidrick & Struggles International, Inc.	$500,962
95,900	@, L	Hudson Highland Group, Inc.	812,273
21,800	@	Hudson Highland Group, Inc.	184,646
57,777		Interactive Data Corp.	1,644,911
3,600	@, L	INVESTools, Inc.	39,564
4,600	@, L	Kendle International, Inc.	206,632
65,100	@	Kforce, Inc.	575,484
26,100	@, L	Korn/Ferry International	441,090
7,400	L	MAXIMUS, Inc.	271,654
14,200	@, L	Morningstar, Inc.	871,170
10,400	@, L	Navigant Consulting, Inc.	197,392
78,500	@	Rent-A-Center, Inc.	1,440,475
99,852	@, L	SuccessFactors, Inc.	974,556
43,400	@, L	TeleTech Holdings, Inc.	974,764
28,600	@, L	TrueBlue, Inc.	384,384
12,100	@, L	Valassis Communications, Inc.	131,285
			21,825,048
		Computers: 1.4%
6,000	@	Ansoft Corp.	183,120
15,600	@	CACI International, Inc.	710,580
47,500	@	Ciber, Inc.	232,750
12,700	@, L	COMSYS IT Partners, Inc.	107,442
2,500	@, L	Echelon Corp.	33,750
4,700	@, L	Electronics for Imaging	70,124
3,200	@, L	iGate Corp.	22,784
20,400		Imation Corp.	463,896
4,800	@, L	InterVoice, Inc.	38,208
14,200	@	Magma Design Automation, Inc.	135,894
6,200	@	Manhattan Associates, Inc.	142,166
21,300	@, L	Mentor Graphics Corp.	188,079
76,600	@	Micros Systems, Inc.	2,578,356
23,600	@, L	Palm, Inc.	118,000
32,700	@	Perot Systems Corp.	491,808
57,500	@	Quantum Corp.	123,050
25,400	@	Silicon Storage Technology, Inc.	66,548
9,600	@, L	Synaptics, Inc.	229,248
			5,935,803
		Cosmetics/Personal Care: 0.1%
15,600	@	Elizabeth Arden, Inc.	311,220
			311,220
		Distribution/Wholesale: 1.0%
49,200	@, L	MWI Veterinary Supply, Inc.	1,734,792
81,700	L	Pool Corp.	1,543,313
12,900	@, L	Scansource, Inc.	466,851
9,100	@	United Stationers, Inc.	434,070
			4,179,026
		Diversified Financial Services: 2.0%
15,850	L	Advanta Corp.	111,426
8,100	L	Asta Funding, Inc.	112,833
88,953	L	Calamos Asset Management, Inc.	1,448,155
6,300		Calamos Asset Management, Inc.	102,564
14,400	@, L	CompuCredit Corp.	127,728
8,500	@, L	Encore Capital Group, Inc.	57,800
13,400	L	eSpeed, Inc.	156,244
7,400	L	Federal Agricultural Mortgage Corp.	193,140
11,300		Financial Federal Corp.	246,453
46,100	@, L	Knight Capital Group, Inc.	748,664
9,300	L	National Financial Partners Corp.	208,971
14,300	L	Nelnet, Inc.	168,025
51,400	@, L	Ocwen Financial Corp.	228,216
98,684		OptionsXpress Holdings, Inc.	2,043,746
3,700	@, L	Piper Jaffray Cos.	125,652
43,200		SWS Group, Inc.	528,336
4,900	@, L	TradeStation Group, Inc.	41,748
1,500		US Global Investors, Inc.	20,310
29,200		Waddell & Reed Financial, Inc.	938,196
21,800	@, L	World Acceptance, Corp.	694,330
			8,302,537
		Electric: 1.4%
9,700		Black Hills Corp.	347,066
44,800	@	El Paso Electric Co.	957,376
27,600		ITC Holdings Corp.	1,436,856
41,600		PNM Resources, Inc.	518,752
57,900		Portland General Electric Co.	1,305,645
2,533		UIL Holdings Corp.	76,319
57,100		Westar Energy, Inc.	1,300,167
			5,942,181
		Electrical Components & Equipment: 1.5%
19,000	@, L	Advanced Energy Industries, Inc.	251,940
50,941	@, L	General Cable Corp.	3,009,085
100,500	@, L	GrafTech International Ltd.	1,629,105
45,100	@, L	Greatbatch, Inc.	830,291
54,400		Insteel Industries, Inc.	632,672
9,600	@, L	Power-One, Inc.	30,816
			6,383,909

PORTFOLIO OF INVESTMENTS
ING JPMorgan Small Cap Core Equity Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Electronics: 1.1%
6,900		Bel Fuse, Inc.	$192,234
31,650	@	Benchmark Electronics, Inc.	568,118
11,800	@, L	Checkpoint Systems, Inc.	316,830
22,500		CTS Corp.	240,750
14,200	@, L	Itron, Inc.	1,281,266
12,000		Methode Electronics, Inc.	140,280
17,800	@	Plexus Corp.	499,290
8,700	@	Rofin-Sinar Technologies, Inc.	390,630
17,900		Technitrol, Inc.	414,027
35,300	@	TTM Technologies, Inc.	399,596
8,900	L	Watts Water Technologies, Inc.	249,467
			4,692,488
		Energy - Alternate Sources: 0.1%
17,600	@, L	Evergreen Solar, Inc.	163,152
10,400	@, L	Headwaters, Inc.	137,176
			300,328
		Engineering & Construction: 0.3%
31,900	@	Perini Corp.	1,155,737
			1,155,737
		Entertainment: 0.4%
122,300	L	Cinemark Holdings, Inc.	1,564,217
6,350		Dover Downs Gaming & Entertainment, Inc.	54,039
6,000	@, L	Macrovision Corp.	81,000
			1,699,256
		Environmental Control: 0.9%
124,450	@	Waste Connections, Inc.	3,825,592
			3,825,592
		Food: 2.0%
215,200		B&G Foods, Inc.	2,367,200
43,700	L	Nash Finch Co.	1,484,926
46,500		Spartan Stores, Inc.	969,525
198,572	@, L	Winn-Dixie Stores, Inc.	3,566,353
			8,388,004
		Forest Products & Paper: 0.2%
48,300	@	Buckeye Technologies, Inc.	539,028
8,300		Rock-Tenn Co.	248,751
			787,779
		Gas: 1.7%
57,400		Atmos Energy Corp.	1,463,700
8,100		Laclede Group, Inc.	288,603
24,350		New Jersey Resources Corp.	756,068
16,600	L	Nicor, Inc.	556,266
68,900	L	Northwest Natural Gas Co.	2,993,016
12,100		Northwest Natural Gas Co.	525,624
17,700		WGL Holdings, Inc.	567,462
			7,150,739
		Hand/Machine Tools: 0.3%
38,000		Regal-Beloit Corp.	1,391,940
			1,391,940
		Healthcare - Products: 3.2%
36,700	@	Conmed Corp.	940,988
800	@	Haemonetics Corp.	47,664
17,400	@, L	Hologic, Inc.	967,440
52,400	@	Idexx Laboratories, Inc.	2,581,224
20,250	@	Immucor, Inc.	432,135
40,000		Invacare Corp.	891,200
5,900	@, L	Inverness Medical Innovations, Inc.	177,590
13,000	@	Medical Action Industries, Inc.	213,590
7,300	L	Mentor Corp.	187,756
17,700	@, L	Neurometrix, Inc.	32,214
5,500	@, L	Palomar Medical Technologies, Inc.	83,050
10,400	@, L	Power Medical Interventions, Inc.	62,556
199,600	@, L	PSS World Medical, Inc.	3,325,336
52,500	@	PSS World Medical, Inc.	874,650
40,800	@, L	Quidel Corp.	655,248
45,600		Steris Corp.	1,223,448
6,000	@, L	SurModics, Inc.	251,280
33,100	@, L	Thoratec Corp.	472,999
			13,420,368
		Healthcare - Services: 1.5%
44,000	@	Alliance Imaging, Inc.	378,400
26,600	@, L	AMERIGROUP Corp.	726,978
20,500	@, L	Apria Healthcare Group, Inc.	404,875
29,300	@	Centene Corp.	408,442
42,800	@, L	Five Star Quality Care, Inc.	271,780
68,700	@	Gentiva Health Services, Inc.	1,494,912
3,900	@, L	Molina Healthcare, Inc.	95,238
49,200	@, L	Psychiatric Solutions, Inc.	1,668,864
13,400	@	Psychiatric Solutions, Inc.	454,528
17,500	@	Res-Care, Inc.	300,125
			6,204,142

PORTFOLIO OF INVESTMENTS
ING JPMorgan Small Cap Core Equity Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Holding Companies - Diversified: 0.0%
5,500		Compass Diversified Trust	$72,325
			72,325
		Home Builders: 0.1%
38,700	@, L	Champion Enterprises, Inc.	388,161
			388,161
		Home Furnishings: 0.1%
31,300	L	Tempur-Pedic International, Inc.	344,300
			344,300
		Household Products/Wares: 2.1%
174		CSS Industries, Inc.	6,083
13,700		Ennis, Inc.	229,886
20,200	@, L	Helen of Troy Ltd.	338,754
108,200	@, L	Jarden Corp.	2,352,268
7,381	@	Jarden Corp.	160,463
70,500		Scotts Miracle-Gro Co.	2,285,610
84,100	L	Tupperware Corp.	3,252,988
			8,626,052
		Insurance: 4.3%
45,375		American Physicians Capital, Inc.	2,103,585
9,100	@	Amerisafe, Inc.	115,024
9,391	@, @@	Argo Group International Holdings Ltd.	333,568
25,000	@@	Aspen Insurance Holdings Ltd.	659,500
5,100	@@	Assured Guaranty Ltd.	121,074
19,300	L	Commerce Group, Inc.	695,958
43,400		Delphi Financial Group	1,268,582
16,700	@@	Max Re Capital Ltd.	437,373
41,400		Meadowbrook Insurance Group, Inc.	323,334
500	@	Navigators Group, Inc.	27,200
10,500		Odyssey Re Holdings Corp.	385,875
20,200	@@	Platinum Underwriters Holdings Ltd.	655,692
72,000	@, L	PMA Capital Corp.	614,880
98,100	@	ProAssurance Corp.	5,280,723
49,900		RLI Corp.	2,473,543
24,200		Safety Insurance Group, Inc.	825,946
23,600		Selective Insurance Group	563,568
34,100		Zenith National Insurance Corp.	1,222,826
			18,108,251
		Internet: 3.8%
8,600	@, L	Ariba, Inc.	83,076
10,600	@	Art Technology Group, Inc.	41,128
15,000	@, @@, L	AsiaInfo Holdings, Inc.	162,900
18,300	@	Avocent Corp.	309,270
52,200	@	Chordiant Software, Inc.	314,766
13,400	@, L	CMGI, Inc.	177,684
36,633	@	Cybersource Corp.	535,208
364,411	@, L	Dice Holdings, Inc.	3,246,902
11,400	@	Digital River, Inc.	353,058
51,600	@, L	Earthlink, Inc.	389,580
37,000		FTD Group, Inc.	496,540
7,600	L	Imergent, Inc.	86,564
20,700	@, L	Interwoven, Inc.	221,076
7,200	@, L	Ipass, Inc.	21,744
21,800	@	j2 Global Communications, Inc.	486,576
4,400	@	Lionbridge Technologies	14,740
187,241	@, L	Liquidity Services, Inc.	1,497,928
29,400	@, L	Priceline.com, Inc.	3,553,284
9,800	@, L	Secure Computing Corp.	63,210
180,448	@, L	Travelzoo, Inc.	1,992,146
29,100	@, L	Trizetto Group	485,679
70,600		United Online, Inc.	745,536
26,400	@	Valueclick, Inc.	455,400
			15,733,995
		Investment Companies: 0.2%
13,708		Kohlberg Capital Corp.	142,289
15,600		MCG Capital Corp.	141,804
6,835		Patriot Capital Funding, Inc.	71,562
42,400	L	TICC Capital Corp.	318,848
			674,503
		Iron/Steel: 0.3%
8,200	L	Olympic Steel, Inc.	369,820
9,700		Schnitzer Steel Industries, Inc.	688,894
			1,058,714
		Lodging: 0.0%
9,300	@, L	Monarch Casino & Resort, Inc.	164,703
			164,703
		Machinery - Construction & Mining: 0.2%
18,400	@, L	Astec Industries, Inc.	713,184
			713,184
		Machinery - Diversified: 1.7%
84,475		Applied Industrial Technologies, Inc.	2,524,958
12,100	L	Cascade Corp.	596,651

PORTFOLIO OF INVESTMENTS
ING JPMorgan Small Cap Core Equity Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Machinery - Diversified (continued)
31,000	@	Columbus McKinnon Corp.	$960,380
12,700	@, L	Intevac, Inc.	164,465
6,600	@, L	Middleby Corp.	411,774
4,800		Nacco Industries, Inc.	388,512
57,300		Wabtec Corp.	2,157,918
			7,204,658
		Media: 0.8%
2,780	@, L	AH Belo Corp.	31,775
14,300		Belo Corp.	151,151
11,700	L	Entercom Communications Corp.	116,181
23,300	L	Lee Enterprises, Inc.	233,233
29,500	@, L	Lin TV Corp.	283,495
17,200	@, L	Scholastic Corp.	520,644
232,600		Sinclair Broadcast Group, Inc.	2,072,466
			3,408,945
		Metal Fabricate/Hardware: 2.1%
10,300		CIRCOR International, Inc.	476,375
61,000		Commercial Metals Co.	1,828,170
46,300	L	Kaydon Corp.	2,033,033
32,050		Quanex Corp.	1,658,267
54,491	@, L	RBC Bearings, Inc.	2,023,251
10,000		Valmont Industries, Inc.	878,900
			8,897,996
		Mining: 1.0%
10,300	@, L	Century Aluminum Co.	682,272
58,400		Compass Minerals International, Inc.	3,444,432
24,100	@, L	USEC, Inc.	89,170
			4,215,874
		Miscellaneous Manufacturing: 2.5%
16,600		Acuity Brands, Inc.	712,970
9,500		AO Smith Corp.	312,265
74,900		Aptargroup, Inc.	2,915,857
44,900		Barnes Group, Inc.	1,030,455
49,800	@, L	Ceradyne, Inc.	1,591,608
39,100	@, L	EnPro Industries, Inc.	1,219,529
6,200		Freightcar America, Inc.	212,660
52,100		Myers Industries, Inc.	684,073
135,100		Reddy Ice Holdings, Inc.	1,760,353
20,100	@, L	Sturm Ruger & Co., Inc.	165,624
			10,605,394
		Office Furnishings: 0.3%
30,900		Herman Miller, Inc.	759,213
36,800		Knoll, Inc.	424,672
			1,183,885
		Office/Business Equipment: 0.1%
80,500		IKON Office Solutions, Inc.	611,800
			611,800
		Oil & Gas: 2.2%
28,600	L	Alon USA Energy, Inc.	435,006
4,600	@	ATP Oil & Gas Corp.	150,512
11,600	@, L	Bois d’Arc Energy, Inc.	249,284
24,100	@, L	FX Energy, Inc.	102,666
78,400	@, L	Grey Wolf, Inc.	531,552
13,200	@, L	Gulfport Energy Corp.	139,920
53,500	@	Mariner Energy, Inc.	1,445,035
49,700	@, L	Parker Drilling Co.	321,062
11,500		Penn Virginia Corp.	507,035
20,980	@, L	PetroHawk Energy Corp.	423,167
47,600	@	Southwestern Energy Co.	1,603,644
32,300		St. Mary Land & Exploration Co.	1,243,550
24,600	@	Stone Energy Corp.	1,286,826
12,200	@	Swift Energy Co.	548,878
36,700	@	Vaalco Energy, Inc.	182,399
			9,170,536
		Oil & Gas Services: 2.9%
34,100	@, L	Allis-Chalmers Energy, Inc.	470,239
9,400	@, L	Basic Energy Services, Inc.	207,552
63,315	@	Exterran Holdings, Inc.	4,086,350
46,200	@, L	FMC Technologies, Inc.	2,628,318
19,800	@, L	Hercules Offshore, Inc.	497,376
19,000	@, L	ION Geophysical Corp.	262,200
7,100		Lufkin Industries, Inc.	453,122
8,400	@, L	Matrix Service Co.	144,312
8,700	@	Newpark Resources	44,370
17,200	@, L	Oil States International, Inc.	770,732
22,100	L	RPC, Inc.	335,699
9,100	@	T-3 Energy Services, Inc.	387,296
42,900	@, L	Trico Marine Services, Inc.	1,671,813
14,500	@	Union Drilling, Inc.	253,605
			12,212,984
		Packaging & Containers: 1.5%
4,000	@	AEP Industries, Inc.	121,160
10,300		Greif, Inc.	699,679
107,200		Silgan Holdings, Inc.	5,320,336
			6,141,175

PORTFOLIO OF INVESTMENTS
ING JPMorgan Small Cap Core Equity Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Pharmaceuticals: 2.6%
24,000	@, L	Alkermes, Inc.	$285,120
13,500	@, L	Alpharma, Inc.	353,835
3,100	@, L	Auxilium Pharmaceuticals, Inc.	82,894
6,900	@, L	Bentley Pharmaceuticals, Inc.	112,125
36,500	@, L	BioMarin Pharmaceuticals, Inc.	1,291,005
48,700	@, L	Bionovo, Inc.	61,849
20,600	@, @@, L	Cardiome Pharma Corp.	173,040
11,400	@	Combinatorx, Inc.	39,216
18,000	@, L	Cypress Bioscience, Inc.	128,880
24,300	@, L	Durect Corp.	127,575
49,900	@	HealthExtras, Inc.	1,239,516
30,400	@, L	Medarex, Inc.	269,040
17,800	@, L	Onyx Pharmaceuticals, Inc.	516,734
9,900	@	Par Pharmaceutical Cos., Inc.	172,161
16,400		Perrigo Co.	618,772
153,800	@, L	PharMerica Corp.	2,548,466
12,800	@, L	Progenics Pharmaceuticals, Inc.	83,584
9,400	@, L	Rigel Pharmaceuticals, Inc.	175,404
4,800	@, L	Salix Pharmaceuticals Ltd.	30,144
14,700	@	ULURU, Inc.	33,075
14,700	@, L	United Therapeutics Corp.	1,274,490
13,700	@	Valeant Pharmaceuticals International	175,771
66,500	@, L	Viropharma, Inc.	594,510
7,300	@	Xenoport, Inc.	295,431
			10,682,637
		Real Estate: 0.7%
232,100	@	HFF, Inc.	1,162,821
22,700		Jones Lang LaSalle, Inc.	1,755,618
			2,918,439
		Retail: 4.3%
20,750	@	Aeropostale, Inc.	562,533
75,600	L	Barnes & Noble, Inc.	2,317,140
9,100	L	Bob Evans Farms, Inc.	251,069
46,450		Brown Shoe Co., Inc.	700,002
12,800		Casey’s General Stores, Inc.	289,280
77,900		Cash America International, Inc.	2,835,560
13,200		CBRL Group, Inc.	472,164
25,400	@, L	Collective Brands, Inc.	307,848
9,700	L	Columbia Sportswear Co.	427,091
33,900	@	Domino’s Pizza, Inc.	457,311
25,000	@	Ezcorp, Inc.	307,750
9,300	@, L	First Cash Financial Services, Inc.	96,069
50,800	@	Gymboree Corp.	2,025,904
16,800	@	Insight Enterprises, Inc.	294,000
45,300	@	Jack in the Box, Inc.	1,217,211
27,300	@, L	JOS A Bank Clothiers, Inc.	559,650
54,400		Men’s Wearhouse, Inc.	1,265,888
16,600		Movado Group, Inc.	323,534
15,500	@, L	Pantry, Inc.	326,740
104,500	@	Papa John’s International, Inc.	2,529,945
16,000	L	Ruby Tuesday, Inc.	120,000
13,300	L	Triarc Cos.	91,903
			17,778,592
		Savings & Loans: 0.4%
15,200	L	Bankunited Financial Corp.	76,152
32,837		First Niagara Financial Group, Inc.	446,255
4,700	L	First Place Financial Corp.	61,100
6,400	@, L	FirstFed Financial Corp.	173,760
18,100	@, L	Franklin Bank Corp.	54,843
20,900		United Community Financial Corp.	129,580
11,200		WSFS Financial Corp.	551,936
			1,493,626
		Semiconductors: 3.0%
2,500	@	Actel Corp.	38,275
189,300	@, L	Amkor Technology, Inc.	2,025,510
10,400	@	Applied Micro Circuits Corp.	74,672
38,200	@	Asyst Technologies, Inc.	133,700
9,800	@, L	Axcelis Technologies, Inc.	54,880
26,900	@, L	Brooks Automation, Inc.	261,468
42,500	@	Cirrus Logic, Inc.	285,600
57,500	@, L	Conexant Systems, Inc.	33,344
21,200	@	Credence Systems Corp.	36,040
21,025	@, L	Diodes, Inc.	461,709
77,800	@	Emulex Corp.	1,263,472
27,830	@	Entegris, Inc.	200,098
12,800	@, L	IXYS Corp.	87,424
29,000	@, L	Kulicke & Soffa Industries, Inc.	138,620
12,100	@, L	Lattice Semiconductor Corp.	34,364
4,700	@, L	LTX Corp.	14,758
32,600	@	Mattson Technology, Inc.	198,534

PORTFOLIO OF INVESTMENTS
ING JPMorgan Small Cap Core Equity Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Semiconductors (continued)
32,600	L	Micrel, Inc.	$302,202
11,300	@	Microsemi Corp.	257,640
30,800	@, L	MIPS Technologies, Inc.	121,968
17,200	@	MKS Instruments, Inc.	368,080
7,500	@, L	Omnivision Technologies, Inc.	126,150
170,195	@, L	ON Semiconductor Corp.	966,708
5,900	@, L	Photronics, Inc.	56,345
37,900	@, L	PMC - Sierra, Inc.	216,030
4,200	@, L	Semitool, Inc.	34,944
17,600	@	Semtech Corp.	252,208
1,600	@, L	Sigma Designs, Inc.	36,272
34,400	@, L	Silicon Image, Inc.	172,344
94,800	@, L	Skyworks Solutions, Inc.	690,144
37,100	@	Standard Microsystems Corp.	1,082,578
4,700	@, L	Supertex, Inc.	95,927
35,600	@, L	Techwell, Inc.	385,904
55,000	@	Triquint Semiconductor, Inc.	278,300
30,900	@	Varian Semiconductor Equipment Associates, Inc.	869,835
65,100	@	Zoran Corp.	889,266
			12,545,313
		Software: 5.0%
54,600	@, L	Actuate Corp.	223,860
16,100	@	Ansys, Inc.	555,772
266,275	@	Aspen Technology, Inc.	3,395,006
67,400	@, L	Blackboard, Inc.	2,246,442
14,300	@, L	CSG Systems International	162,591
8,800	@	Digi International, Inc.	101,552
12,100	@, L	Epicor Software Corp.	135,520
6,800	@, L	EPIQ Systems, Inc.	105,536
26,300	@	Informatica Corp.	448,678
15,400		infoUSA, Inc.	94,094
8,200	@	JDA Software Group, Inc.	149,650
19,000	@	Mantech International Corp.	861,840
10,600	@	MedAssets, Inc.	157,092
3,600	@, L	MicroStrategy, Inc.	266,364
130,245	@, L	Monotype Imaging Holdings, Inc.	1,968,002
138,400	@, L	Nuance Communications, Inc.	2,409,544
25,800	@	Nuance Communications, Inc.	449,178
49,100	@, L	Omnicell, Inc.	986,910
4,400	@	Packeteer, Inc.	22,396
43,760	@	Parametric Technology Corp.	699,285
3,100		Pegasystems, Inc.	29,853
35,800	@	Progress Software Corp.	1,071,136
17,600	@, L	Smith Micro Software, Inc.	107,712
117,100	@	Solera Holdings, Inc.	2,852,556
4,300	@, L	SPSS, Inc.	166,754
40,300	@, L	Sybase, Inc.	1,059,890
			20,727,213
		Telecommunications: 5.1%
56,900	@	3Com Corp.	130,301
13,300	@, L	Adaptec, Inc.	39,102
43,500	@, L	Anixter International, Inc.	2,785,740
31,500	@	Anixter International, Inc.	2,017,260
92,020	@, L	Arris Group, Inc.	535,556
12,200		Black Box Corp.	376,370
36,070	@, L	Cbeyond, Inc.	677,755
155,930	@, L	Centennial Communications Corp.	921,546
120,400	@	Centennial Communications Corp.	711,564
372,300	@, L	Cincinnati Bell, Inc.	1,585,998
15,200	@, L	Comtech Telecommunications	592,800
27,900	@	Extreme Networks	86,490
54,800	@, L	Finisar Corp.	70,144
25,300	@	Foundry Networks, Inc.	292,974
17,200	@	Harmonic, Inc.	130,720
12,700	@, L	Hypercom Corp.	55,118
7,000	@, L	Mastec, Inc.	57,470
31,400	@, L	MRV Communications, Inc.	43,018
13,600	@	Netgear, Inc.	271,320
16,700	@, L	Network Equipment Technologies, Inc.	109,719
117,967	@, L	Neutral Tandem, Inc.	2,124,586
54,700	@, L	Novatel Wireless, Inc.	529,496
85,900		NTELOS Holdings Corp.	2,078,780
31,200		Plantronics, Inc.	602,472
17,700	@	Polycom, Inc.	398,958
14,700	@, L	Powerwave Technologies, Inc.	37,485
179,000	@, L	Premier Global Services, Inc.	2,566,860
28,100	@, L	RF Micro Devices, Inc.	74,746
3,200	@	Rural Cellular Corp.	141,536
12,200	@, L	Sonus Networks, Inc.	41,968
36,800	@, L	Symmetricom, Inc.	128,432
60,500	@	Syniverse Holdings, Inc.	1,007,930
20,000	@, L	Tekelec	249,000
6,700	@, L	Utstarcom, Inc.	19,028
			21,492,242

PORTFOLIO OF INVESTMENTS
ING JPMorgan Small Cap Core Equity Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Textiles: 0.1%
14,200		Unifirst Corp.	$526,678
			526,678
		Toys/Games/Hobbies: 0.8%
91,100	@, L	Jakks Pacific, Inc.	2,511,627
14,300	@, L	Marvel Entertainment, Inc.	383,097
21,800	@	RC2 Corp.	457,146
			3,351,870
		Transportation: 1.8%
10,300	@	Atlas Air Worldwide Holdings, Inc.	566,500
18,700	L	Genco Shipping & Trading Ltd.	1,055,241
42,600	@, L	Gulfmark Offshore, Inc.	2,331,072
58,700	L	Horizon Lines, Inc.	1,092,407
22,000	@	HUB Group, Inc.	723,580
30,400		Landstar System, Inc.	1,585,664
600	@, @@, L	TBS International Ltd.	18,120
			7,372,584
		Total Common Stock
		(Cost $396,490,071)	380,863,172
REAL ESTATE INVESTMENT TRUSTS: 5.1%
		Apartments: 0.8%
58,700		GMH Communities Trust	509,516
53,900		Mid-America Apartment Communities, Inc.	2,686,376
			3,195,892
		Diversified: 1.5%
78,200	L	Digital Realty Trust, Inc.	2,776,100
105,000	L	Franklin Street Properties Corp.	1,503,600
131,700		Lexington Corporate Properties Trust	1,897,797
5,800		PS Business Parks, Inc.	301,020
			6,478,517
		Health Care: 0.6%
75,000	L	Nationwide Health Properties, Inc.	2,531,250
			2,531,250
		Hotels: 0.4%
15,800		Ashford Hospitality Trust, Inc.	89,744
40,500		FelCor Lodging Trust, Inc.	487,215
5,900		LaSalle Hotel Properties	169,507
61,300		Sunstone Hotel Investors, Inc.	981,413
			1,727,879
		Mortgage: 0.3%
40,700		Anthracite Capital, Inc.	268,620
1,410		Deerfield Capital Corp.	1,988
17,900	L	Gramercy Capital Corp.	374,647
97,100		MFA Mortgage Investments, Inc.	611,730
12,200	L	RAIT Investment Trust	84,668
			1,341,653
		Office Property: 0.3%
12,800		Alexandria Real Estate Equities, Inc.	1,186,816
6,800		BioMed Realty Trust, Inc.	162,452
			1,349,268
		Real Estate: 0.1%
6,900	L	Home Properties, Inc.	331,131
			331,131
		Regional Malls: 0.3%
17,700		Glimcher Realty Trust	211,692
45,800	L	Pennsylvania Real Estate Investment Trust	1,117,062
			1,328,754
		Shopping Centers: 0.1%
6,500	L	Saul Centers, Inc.	326,560
			326,560
		Warehouse/Industrial: 0.7%
42,800	L	EastGroup Properties, Inc.	1,988,488
55,064		First Potomac Realty Trust	846,334
			2,834,822
		Total Real Estate Investment Trusts
		(Cost $24,953,093)	21,445,726
RIGHTS: 0.0%
		Investment Companies: 0.0%
2,228		MCG Capital Corp.	2,384

		Total Rights
		(Cost $-)	2,384

PORTFOLIO OF INVESTMENTS
ING JPMorgan Small Cap Core Equity Portfolio	as of March 31, 2008 (Unaudited) (continued)

Principal Amount				Value
U.S. TREASURY OBLIGATIONS: 0.2%
		U.S. Treasury Notes: 0.2%
$650,000		4.625%, due 11/30/08		$664,117
		Total U.S. Treasury Obligations
		(Cost $658,237)		664,117

		Total Long-Term Investments
		(Cost $422,101,401)		402,975,399
SHORT-TERM INVESTMENTS: 28.7%
		U.S. Government Agency Obligations: 4.5%
18,699,000	Z	Federal Home Loan Bank, 1.300%, due 04/01/08		18,698,325
		Total U.S. Government Agency Obligations
		(Cost $18,698,325)		18,698,325

		Securities Lending Collateral(cc): 24.2%
101,264,000		Bank of New York Mellon Corp. Institutional Cash Reserves		101,264,000
		Total Securities Lending Collateral
		(Cost $101,264,000)		101,264,000
		Total Short-Term Investments
		(Cost $119,962,325)		119,962,325
		Total Investments in Securities
		(Cost $542,063,726)*	125.3%	$522,937,724
		Other Assets and Liabilities - Net	(25.3)	(105,659,348)
		Net Assets	100.0%	$417,278,376
	@	Non-income producing security
	@@	Foreign Issuer
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2008.
	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
	*	Cost for federal income tax purposes is $545,049,954.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$37,705,083
		Gross Unrealized Depreciation		(59,817,313)
		Net Unrealized Depreciation		$(22,112,230)

PORTFOLIO OF INVESTMENTS
ING JPMorgan Small Cap Core Equity Portfolio	as of March 31, 2008 (Unaudited) (continued)

ING JPMorgan Small Cap Core Equity Portfolio Open Futures Contracts on March 31, 2008

	Number	Notional		Unrealized
Contract Description	of Contracts	Market Value ($)	Expiration Date	Appreciation/(Depreciation)
Long Contracts
Russell 2000	21	7,245,000	06/19/08	$196,863
				$196,863

PORTFOLIO OF INVESTMENTS
ING JPMorgan Small Cap Core Equity Portfolio	as of March 31, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolios own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolios investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$402,311,282	$196,863
Level 2- Other Significant Observable Inputs	19,362,442	—
Level 3- Significant Unobservable Inputs	—	—
Total	$421,673,724	$196,863

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of March 31, 2008, were as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 12/31/07	$—	$—
Net purchases (sales)	—	—
Total realized and unrealized gain (loss)	—	—
Transfers in and/or out of Level 3	—	—
Balance at 03/31/08	$—	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

PORTFOLIO OF INVESTMENTS
ING JPMorgan Value Opportunities Portfolio	as of March 31, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 97.1%
		Aerospace/Defense: 1.3%
112,900	@	Spirit Aerosystems Holdings, Inc.	$2,504,122
25,500		United Technologies Corp.	1,754,910
			4,259,032
		Agriculture: 1.3%
58,900		Altria Group, Inc.	1,307,580
58,900	@	Philip Morris International, Inc.	2,979,162
			4,286,742
		Auto Manufacturers: 0.3%
22,200		Paccar, Inc.	999,000
			999,000
		Auto Parts & Equipment: 0.9%
44,100		Johnson Controls, Inc.	1,490,580
65,500	@	TRW Automotive Holdings Corp.	1,530,735
			3,021,315
		Banks: 7.9%
319,142		Bank of America Corp.	12,098,673
52,300		Capital One Financial Corp.	2,574,206
167,900		Huntington Bancshares, Inc.	1,804,925
69,000		TCF Financial Corp.	1,236,480
45,590		US Bancorp.	1,475,292
51,200		Wachovia Corp.	1,382,400
114,260		Wells Fargo & Co.	3,324,966
38,200		Zions Bancorp.	1,740,010
			25,636,952
		Beverages: 0.3%
57,600	@	Constellation Brands, Inc.	1,017,792
			1,017,792
		Biotechnology: 0.2%
14,300	@	Amgen, Inc.	597,454
			597,454
		Chemicals: 1.8%
106,500		Rohm & Haas Co.	5,759,520
			5,759,520
		Commercial Services: 0.8%
88,900	@	Hertz Global Holdings, Inc.	1,072,134
34,900	@	ITT Educational Services, Inc.	1,602,957
			2,675,091
		Computers: 0.5%
14,600		International Business Machines Corp.	1,681,044
			1,681,044
		Cosmetics/Personal Care: 3.0%
140,900		Procter & Gamble Co.	9,872,863
			9,872,863
		Diversified Financial Services: 10.8%
101,760		CIT Group, Inc.	1,205,856
359,900		Citigroup, Inc.	7,709,058
49,200	@, @@	Doral Financial Corp.	992,856
82,700		Fannie Mae	2,176,664
325,690		Freddie Mac	8,246,471
69,400		Lehman Brothers Holdings, Inc.	2,612,216
59,200		Merrill Lynch & Co., Inc.	2,411,808
92,300		Morgan Stanley	4,218,110
338,300	@	TD Ameritrade Holding Corp.	5,585,333
			35,158,372
		Electric: 6.4%
87,000		American Electric Power Co., Inc.	3,621,810
212,000		CMS Energy Corp.	2,870,480
52,060		Consolidated Edison, Inc.	2,066,782
81,000		Edison International	3,970,620
33,000		FirstEnergy Corp.	2,264,460
46,030		SCANA Corp.	1,683,777
175,800		Sierra Pacific Resources	2,220,354
115,100		Xcel Energy, Inc.	2,296,245
			20,994,528
		Electronics: 1.4%
58,300	@	Avnet, Inc.	1,908,159
72,800	@@	Tyco Electronics Ltd.	2,498,496
			4,406,655
		Food: 4.2%
43,000		General Mills, Inc.	2,574,840
118,400		Kraft Foods, Inc.	3,671,584
250,800		Safeway, Inc.	7,360,980
			13,607,404
		Forest Products & Paper: 1.4%
659,617	@, @@	Domtar Corp.	4,505,184
			4,505,184

PORTFOLIO OF INVESTMENTS
ING JPMorgan Value Opportunities Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Hand/Machine Tools: 0.8%
89,100		Kennametal, Inc.	$2,622,213
			2,622,213
		Healthcare - Services: 0.8%
57,600	@	WellPoint, Inc.	2,541,888
			2,541,888
		Insurance: 7.7%
29,500		Allstate Corp.	1,417,770
76,500		American International Group, Inc.	3,308,625
13,610		Assurant, Inc.	828,305
424,790		Genworth Financial, Inc.	9,617,246
42,300		Hartford Financial Services Group, Inc.	3,205,071
263,100		MGIC Investment Corp.	2,770,443
17,300		Prudential Financial, Inc.	1,353,725
51,500		Travelers Cos., Inc.	2,464,275
			24,965,460
		Internet: 0.7%
134,700	@	Symantec Corp.	2,238,714
			2,238,714
		Iron/Steel: 1.2%
31,800		United States Steel Corp.	4,034,466
			4,034,466
		Leisure Time: 0.3%
34,100		Royal Caribbean Cruises Ltd.	1,121,890
			1,121,890
		Machinery - Construction & Mining: 0.8%
12,900		Caterpillar, Inc.	1,009,941
24,300		Joy Global, Inc.	1,583,388
			2,593,329
		Media: 4.5%
80,300		Comcast Corp. - Class A	1,553,002
209,900		News Corp. - Class A	3,935,625
57,278	@	R.H. Donnelley Corp.	289,827
105,900	@	Time Warner Cable, Inc.	2,645,382
204,100		Time Warner, Inc.	2,861,482
102,500		Walt Disney Co.	3,216,450
			14,501,768
		Mining: 0.5%
42,600		Alcoa, Inc.	1,536,156
			1,536,156
		Miscellaneous Manufacturing: 5.1%
88,300		Dover Corp.	3,689,174
296,470		General Electric Co.	10,972,355
45,000	@@	Tyco International Ltd.	1,982,250
			16,643,779
		Oil & Gas: 13.7%
112,900		Chevron Corp.	9,637,144
67,350		ConocoPhillips	5,132,744
215,480		ExxonMobil Corp.	18,225,298
12,200		Hess Corp.	1,075,796
104,700		Marathon Oil Corp.	4,774,320
24,200		Occidental Petroleum Corp.	1,770,714
19,000		Sunoco, Inc.	996,930
48,675		XTO Energy, Inc.	3,011,036
			44,623,982
		Oil & Gas Services: 1.9%
83,933		Halliburton Co.	3,301,085
33,900		Schlumberger Ltd.	2,949,300
			6,250,385
		Packaging & Containers: 0.7%
86,800	@	Pactiv Corp.	2,275,028
			2,275,028
		Pharmaceuticals: 5.9%
38,500		Abbott Laboratories	2,123,275
72,100		Bristol-Myers Squibb Co.	1,535,730
136,400		Merck & Co., Inc.	5,176,380
203,470		Pfizer, Inc.	4,258,627
240,600		Schering-Plough Corp.	3,467,046
63,770		Wyeth	2,663,035
			19,224,093
		Retail: 1.0%
40,000	@	Kohl’s Corp.	1,715,600
70,380		Staples, Inc.	1,556,102
			3,271,702
		Semiconductors: 0.5%
67,200		Xilinx, Inc.	1,596,000
			1,596,000
		Telecommunications: 6.7%
45,681		AT&T, Inc.	1,749,582
40,400	@	Cisco Systems, Inc.	973,236
103,590		Corning, Inc.	2,490,304
160,500		Motorola, Inc.	1,492,650
419,100		Verizon Communications, Inc.	15,276,194
			21,981,966

PORTFOLIO OF INVESTMENTS
ING JPMorgan Value Opportunities Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares		Value
	Transportation: 1.8%
11,200	Burlington Northern Santa Fe Corp.	$1,032,864
89,900	Norfolk Southern Corp.	4,883,368
		5,916,232
	Total Common Stock
	(Cost $358,823,173)	316,417,999
REAL ESTATE INVESTMENT TRUSTS: 1.2%
	Apartments: 0.5%
49,709	Apartment Investment & Management Co.	1,780,079
		1,780,079
	Office Property: 0.3%
9,100	Alexandria Real Estate Equities, Inc.	843,752
		843,752
	Storage: 0.4%
13,100	Public Storage, Inc.	1,160,922
		1,160,922
	Total Real Estate Investment Trusts
	(Cost $4,109,086)	3,784,753

	Total Long-Term Investments
	(Cost $362,932,259)	320,202,752

Principal Amount				Value
SHORT-TERM INVESTMENTS: 1.4%
		U.S. Government Agency Obligations: 1.4%
$4,744,000	Z	Federal Home Loan Bank, 1.300%, due 04/01/08		$4,743,829
		Total Short-Term Investments
		(Cost $4,743,829)		4,743,829
		Total Investments in Securities
		(Cost $367,676,088)*	99.7%	$324,946,581
		Other Assets and Liabilities - Net	0.3	899,284
		Net Assets	100.0%	$325,845,865
	@	Non-income producing security
	@@	Foreign Issuer
	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
	*	Cost for federal income tax purposes is $371,563,213.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$9,429,776
		Gross Unrealized Depreciation		(56,046,408)
		Net Unrealized Depreciation		$(46,616,632)

PORTFOLIO OF INVESTMENTS
ING JPMorgan Value Opportunities Portfolio	as of March 31, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolios own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolios investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$320,202,752	$—
Level 2- Other Significant Observable Inputs	4,743,829	—
Level 3- Significant Unobservable Inputs	—	—
Total	$324,946,581	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of March 31, 2008, were as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 12/31/07	$—	$—
Net purchases (sales)	—	—
Total realized and unrealized gain (loss)	—	—
Transfers in and/or out of Level 3	—	—
Balance at 03/31/08	$—	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

PORTFOLIO OF INVESTMENTS
ING Julius Baer Foreign Portfolio	as of March 31, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 82.9%
		Australia: 3.9%
472,268	S	BHP Billiton Ltd.	$15,519,225
91,342	@, L	Crown Ltd.	876,515
117,959	L	John Fairfax Holdings Ltd.	376,364
6,077,056		Macquarie Airports Management Ltd.	18,063,159
753,761	S	Newcrest Mining Ltd.	22,875,568
91,342		Publishing & Broadcasting Ltd.	312,509
255,010	L	Rio Tinto Ltd.	28,646,782
			86,670,122
		Austria: 3.6%
99,793		Erste Bank der Oesterreichischen Sparkassen AG	6,472,826
12,376		Flughafen Wien AG	1,492,363
737,623	@	Immoeast Immobilien Anlagen AG	7,100,331
41,807	L	Oesterreichische Elektrizitaetswirtschafts AG	2,973,645
495,730	S	OMV AG	32,765,070
129,780		Raiffeisen International Bank Holding AG	17,705,019
62,621		Telekom Austria AG	1,293,501
77,126		Wiener Staedtische Allgemeine Versicherung AG	5,911,208
58,694		Wienerberger AG	3,112,621
			78,826,584
		Belgium: 1.0%
9,312		Groupe Bruxelles Lambert SA	1,135,378
102,917		Kbc Ancora	10,588,676
88,581		KBC Groep NV	11,489,093
			23,213,147
		Bermuda: 0.2%
59,065	@, L	Central European Media Enterprises Ltd.	5,034,110
			5,034,110
		Brazil: 0.0%
49,542		Bovespa Holding SA	670,555
			670,555
		Bulgaria: 0.0%
230,636	@	Bulgaria Compensation Notes	76,528
10,684	@	Bulgaria Housing Compensation Notes	3,501
327,324	@	Bulgaria Reg Compensation Vouchers	110,248
			190,277
		Canada: 3.4%
86,550		Barrick Gold Corp.	3,784,270
92,623		Cameco Corp.	3,053,595
15,325		Canadian Natural Resources Ltd.	1,049,138
292,926	@	Eldorado Gold Corp.	2,020,475
71,174	L	Imperial Oil Ltd.	3,730,490
1,134,103	@	Ivanhoe Mines Ltd.	11,822,205
67,427	@	OPTI Canada, Inc.	1,136,429
115,639		Potash Corp. of Saskatchewan	17,969,137
165,551	@, L	Research In Motion Ltd.	18,579,789
94,050		Suncor Energy, Inc.	9,090,263
119,256		Talisman Energy, Inc.	2,115,692
197,878	@	UTS Energy Corp.	1,008,234
			75,359,717
		Chile: 0.1%
138,720	L	Sociedad Quimica y Minera de Chile SA ADR	3,243,274
			3,243,274
		China: 0.5%
9,511,367	L	Beijing Capital International Airport Co., Ltd.	8,720,855
445,516	L	Weiqiao Textile Co.	576,863
964,616		Wumart Stores, Inc.	846,170
			10,143,888
		Cyprus: 0.5%
926,301		Bank of Cyprus Public Co., Ltd.	10,971,499
			10,971,499
		Czech Republic: 2.6%
240,896	S	Komercni Banka A/S	57,602,470
			57,602,470
		Denmark: 1.2%
8,684	L	ALK-Abello A/S	1,134,003
86,371	L	Carlsberg A/S	11,077,709
9,500		Danske Bank A/S	351,847
30,319		Flsmidth & Co. A/S	3,018,537
118,411		Novo-Nordisk A/S	8,148,478
19,910	@	Vestas Wind Systems A/S	2,191,620
			25,922,194
		Finland: 3.4%
374,154		Fortum OYJ	15,264,374
97,934	L	Kemira OYJ	1,499,420
19,905	L	Kesko OYJ	1,030,246
16,538		Metso OYJ	893,346

PORTFOLIO OF INVESTMENTS
ING Julius Baer Foreign Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Finland (continued)
895,787		Nokia OYJ	$28,280,485
19,192	L	Nokian Renkaat OYJ	822,135
58,137		OKO Bank	1,095,575
82,729	L	Orion OYJ	1,792,947
50,871	L	Outotec OYJ	2,705,803
127,545		Ramirent OYJ	2,424,052
108,225	L	Sanoma-WSOY OYJ	2,993,951
16,981	L	Wartsila OYJ	1,146,648
541,024	L	YIT OYJ	15,374,059
			75,323,041
		France: 8.7%
13,042	L	Accor SA	952,228
117,336		ADP	13,373,727
86,677	L	Air Liquide	13,218,694
12,201		Alstom	2,643,052
50,530		BNP Paribas	5,095,074
61,398	L	Bouygues SA	3,905,556
20,823	@	Bureau Veritas SA	1,192,491
58,454	L	Cie de Saint-Gobain	4,777,331
6,112		EDF Energies Nouvelles S.A.	374,251
180,575	L	Electricite de France	15,707,689
20,911		Eurazeo	2,675,554
266,130		France Telecom SA	8,940,780
49,738		JC Decaux SA	1,464,028
63,539		Lafarge SA	11,040,911
159,536		LVMH Moet Hennessy Louis Vuitton SA	17,748,104
36,055		M6-Metropole Television	802,813
34,773		Neuf Cegetel	1,936,791
11,468		Nexity	493,118
77,549	L	Pernod-Ricard SA	7,990,094
67,951		PPR	10,075,354
13,465		Remy Cointreau SA	907,770
9,560		Renault SA	1,058,204
53,599		Sanofi-Aventis	4,020,094
117,477		Societe Television Francaise 1	2,588,443
12,878		Sodexho Alliance SA	791,612
258,848	L	Suez SA	16,966,817
12,311		Technip SA	958,993
379,544	S, L	Total SA	28,118,251
26,486	L	Veolia Environnement	1,848,289
115,837	L	Vinci SA	8,379,815
27,294		Vivendi	1,067,640
5,715		Wendel Investissement	717,033
			191,830,601
		Germany: 5.9%
10,536		Adidas AG	696,691
106,763		Bayer AG	8,558,100
216,991		Commerzbank AG	6,832,658
13,558		Continental AG	1,390,258
97,178	L	DaimlerChrysler AG	8,318,754
34,337		Deutsche Boerse AG	5,568,715
40,189		Deutsche Post AG	1,229,306
10,138		Deutsche Postbank AG	971,252
79,117	S	E.ON AG	14,756,130
326,749		Fraport AG Frankfurt Airport Services Worldwide	23,615,019
143,924		Fresenius AG	12,081,156
212,072		Fresenius Medical Care AG & Co. KGaA	10,655,652
26,789	@	Hamburger Hafen und Logistik AG	2,068,142
49,698		Henkel KGaA	2,108,280
18,258		K+S AG	5,970,573
46,760	@	KarstadtQuelle AG	938,080
8,162		MAN AG	1,089,244
18,140	L	Merck KGaA	2,252,188
25,491		Praktiker Bau- und Heimwerkermaerkte AG	681,578
31,960	@	Premiere AG	698,997
14,880		Rheinmetall AG	1,049,211
283,056		Rhoen Klinikum AG	8,361,016
93,279		Siemens AG	10,195,808
24,776	@	Tognum AG	548,783
71,389	@	UkrTelecom GDR	687,506
			131,323,097
		Greece: 0.4%
168,351		Hellenic Telecommunications Organization SA	4,773,131
1,378,549	@	Veterin SA	4,736,876
			9,510,007
		Hong Kong: 2.4%
2,901,558		China Merchants Holdings International Co., Ltd.	13,911,319
559,149		China Mobile Ltd.	8,401,052
2,882,244	@, L	Galaxy Entertainment Group Ltd.	2,154,529
4,677,775	L	GOME Electrical Appliances Holdings Ltd.	10,802,002
436,122	@	Hutchison Telecommunications International Ltd.	622,576
2,697,971	L	Melco International Development	3,782,809
207,553	@, L	Melco PBL Entertainment Macau Ltd. ADR	2,361,953

PORTFOLIO OF INVESTMENTS
ING Julius Baer Foreign Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Hong Kong (continued)
8,785,212		Shun TAK Holdings Ltd.	$11,689,709
496,055		Texwinca Holdings Ltd.	356,661
			54,082,610
		Hungary: 3.5%
2,194,403		Magyar Telekom Telecommunications PLC	10,792,224
9,549		Mol Magyar Olaj- es Gazipari Rt	1,247,377
1,506,146	L	OTP Bank Nyrt	62,138,079
10,695		Richter Gedeon Nyrt	2,210,739
			76,388,419
		India: 0.2%
48,925		State Bank of India Ltd. GDR	4,161,327
			4,161,327
		Indonesia: 0.1%
2,242,000		Semen Gresik Persero Tbk PT	1,228,383
			1,228,383
		Ireland: 0.2%
81,577		CRH PLC	3,092,389
41,050	@	Dragon Oil PLC	367,207
			3,459,596
		Italy: 2.5%
11,895		Autogrill S.p.A.	177,704
603,473		Banca Popolare di Milano Scrl	6,632,237
53,052	L	Banca Popolare di Sondrio Scarl	776,510
42,442		Banche Popolari Unite Scpa	1,088,359
248,071		Buzzi Unicem S.p.A.	6,188,136
264,744		Credito Emiliano S.p.A.	3,517,039
15,368		Finmeccanica S.p.A.	523,281
153,562		Geox S.p.A.	2,376,725
2,008,960		Intesa Sanpaolo S.p.A.	13,237,128
48,641		Italcementi S.p.A.	987,953
6,370		Lottomatica S.p.A.	198,337
336,103		Mediobanca S.p.A.	6,899,795
1,223,353		Telecom Italia S.p.A.	2,550,133
1,539,379		UniCredito Italiano S.p.A.	10,314,226
			55,467,563
		Japan: 6.1%
19,250		Acom Co., Ltd.	513,133
18,375		Aeon Credit Service Co., Ltd.	247,532
21,856	L	Aiful Corp.	349,502
28,816		Aisin Seiki Co., Ltd.	1,086,761
259,000		Bank of Yokohama Ltd.	1,772,275
126,975	S	Canon, Inc.	5,922,549
474		Central Japan Railway Co.	4,924,795
15,790		Credit Saison Co., Ltd.	443,079
112,000		Daihatsu Motor Co., Ltd.	1,353,092
19,600		Daikin Industries Ltd.	854,273
46,272		Daiwa Securities Group, Inc.	404,105
79,022		Denso Corp.	2,576,160
177		Dentsu, Inc.	406,445
792		East Japan Railway Co.	6,604,150
26,200		Eisai Co., Ltd.	902,087
23,100		Fanuc Ltd.	2,216,074
288		Fuji Television Network, Inc.	427,413
131,120		Honda Motor Co., Ltd.	3,787,363
44,900		Hoya Corp.	1,060,891
27,600		Ibiden Co., Ltd.	1,094,666
50,000		Itochu Corp.	500,062
1,024	S	Japan Tobacco, Inc.	5,122,555
16,728	L	JFE Holdings, Inc.	748,257
33,469		JS Group Corp.	506,945
18,136		JSR Corp.	412,884
603		KDDI Corp.	3,708,977
61,920		Koito Manufacturing Co., Ltd.	855,407
244,800		Komatsu Ltd.	6,892,564
49,829		Kubota Corp.	310,636
17,900		Kyocera Corp.	1,517,296
53,161		Makita Corp.	1,677,616
133,324		Matsushita Electric Industrial Co., Ltd.	2,898,065
36,700		Mitsubishi Corp.	1,122,874
66,000		Mitsubishi Electric Corp.	576,362
336,980	S	Mitsubishi UFJ Financial Group, Inc.	2,947,843
48,000		Mitsui & Co., Ltd.	984,990
24,596		Mitsui Fudosan Co., Ltd.	494,793
243		Mizuho Financial Group, Inc.	897,640
24,486		Nintendo Co., Ltd.	12,811,188
308,011		Nippon Electric Glass Co., Ltd.	4,837,267
161		Nippon Telegraph & Telephone Corp.	697,388
45,077		Nissan Motor Co., Ltd.	377,916
56,771		Nitto Denko Corp.	2,413,860
39,804		Nomura Holdings, Inc.	599,234
133,000		NSK Ltd.	1,012,125
2,416		NTT DoCoMo, Inc.	3,683,716
10,232		Olympus Corp.	311,339

PORTFOLIO OF INVESTMENTS
ING Julius Baer Foreign Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Japan (continued)
20,483		Promise Co., Ltd.	$592,431
105,207		Ricoh Co., Ltd.	1,740,627
33,847		Seven & I Holdings Co., Ltd.	859,019
38,000		Sharp Corp.	652,229
20,200		Shin-Etsu Chemical Co., Ltd.	1,051,830
124,481		Sony Corp.	5,006,832
39,397		Stanley Electric Co., Ltd.	970,276
242,000		Sumitomo Chemical Co., Ltd.	1,562,072
34,583		Sumitomo Corp.	460,952
30,900		Sumitomo Electric Industries Ltd.	395,003
136,974		Sumitomo Heavy Industries	893,434
274,134		Sumitomo Metal Industries Ltd.	1,050,290
113	S	Sumitomo Mitsui Financial Group, Inc.	750,638
206,035		Suzuki Motor Corp.	5,240,647
35,400		Takeda Pharmaceutical Co., Ltd.	1,777,154
20,430		Takefuji Corp.	432,901
89,000	L	Toray Industries, Inc.	583,338
186,414	S	Toyota Motor Corp.	9,419,094
52,944	L	Yamada Denki Co., Ltd.	4,616,042
42,202		Yamaha Motor Co., Ltd.	784,324
14,368		Yamato Holdings Co., Ltd.	211,144
			134,916,421
		Luxembourg: 0.7%
154,095	@, L	Millicom International Cellular SA	14,569,682
			14,569,682
		Mexico: 1.0%
739,143		America Movil SA de CV - Series L	2,353,673
23,101		America Movil SA de CV ADR	1,471,303
271,069		Controladora Comercial Mexicana SA de CV	764,095
862,126		Corporacion Moctezuma	2,061,601
138,451		Fomento Economico Mexicano SA de CV ADR	5,784,483
146,492		Grupo Cementos Chihuahua	798,340
1,510,299		Grupo Financiero Banorte SA de CV	6,563,278
52,436		Grupo Televisa SA ADR	1,271,049
581,797	@	Urbi Desarrollos Urbanos SA de C.V	1,896,912
			22,964,734
		Netherlands: 0.8%
25,344		Koninklijke Vopak NV	1,595,212
358,640		Royal KPN NV	6,054,445
29,745		TNT NV	1,103,401
239,323		Unilever NV	8,056,476
45,876	@	X5 Retail Group NV GDR	1,358,827
			18,168,361
		New Zealand: 0.2%
1,867,005	S, L	Auckland International Airport Ltd.	3,353,869
			3,353,869
		Norway: 1.7%
86,482	L	Aker Kvaerner ASA	1,980,941
509,233		DnB NOR ASA	7,774,303
143,108		Norsk Hydro ASA	2,096,514
405,016		Statoil ASA	12,150,871
274,425	@	Telenor ASA	5,284,842
146,796		Yara International ASA	8,537,285
			37,824,756
		Philippines: 0.1%
92,624		Ayala Corp.	877,671
2,222,932		Ayala Land, Inc.	572,888
			1,450,559
		Poland: 3.9%
24,860		Bank BPH	1,009,922
227,842		Bank Handlowy w Warszawie	9,115,412
258,746	S	Bank Pekao SA	23,095,275
75,891		Bank Zachodni WBK SA	6,323,288
15,416	@	BRE Bank SA	2,519,099
2,529,676		Polish Oil & Gas	5,586,823
1,068,342		Powszechna Kasa Oszczednosci Bank Polski SA	21,706,859
1,707,093		Telekomunikacja Polska SA	17,012,127
			86,368,805
		Portugal: 0.6%
392,481		Energias de Portugal SA	2,382,688
1,385,908		Jeronimo Martins	11,146,172
			13,528,860
		Romania: 0.6%
753,619		Romanian Bank for Development SA	6,440,807
35,863,292		SNP Petrom SA	6,317,564
1,544,000	@	Socep Constanta	207,334
			12,965,705
		Russia: 4.6%
27,256	#	Evraz Group SA GDR	2,359,811
47,462	L	Mechel OAO ADR	5,400,701
15,885		MMC Norilsk Nickel	4,512,279
529,720		MMC Norilsk Nickel ADR	14,940,896
428,938		Novatek OAO	3,461,530

PORTFOLIO OF INVESTMENTS
ING Julius Baer Foreign Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Russia (continued)
12,384	#, L	Novatek OAO GDR	$866,880
215,964	@, #, L	Novorossiysk Sea Trading Port - Spon GDR	3,239,460
341,110		OAO Gazprom ADR	17,382,613
375,685	@	OAO Rosneft Oil Co. GDR	3,387,747
4,872	@	Open Investments	1,078,010
252,459	@, #	Pharmstandard OJSC GDR	5,932,721
15,356		Polyus Gold Co. ZAO	822,600
77,168	L	Polyus Gold Co. ZAO ADR	3,964,502
4,616,596		Sberbank RF	14,491,264
49,152	#	Severstal JSC GDR	1,113,293
143,870	@, #, L	Sistema-Hals GDR	1,030,109
16,761	@, #, L	Uralkali GDR	649,489
273,444	@	Uralkaliy	2,106,495
131,226		Uralsvyazinform ADR	1,377,873
158,938		Vimpel-Communications OAO ADR	4,750,657
262,574	@, #, L	VTB Bank OJSC GDR	1,897,267
32,963		Wimm-Bill-Dann Foods - Class S	2,468,296
37,743	L	Wimm-Bill-Dann Foods OJSC ADR	3,867,903
			101,102,396
		South Africa: 0.2%
96,022		Impala Platinum Holdings Ltd.	3,712,453
			3,712,453
		South Korea: 0.4%
13,050	L	Hyundai Motor Co.	1,042,158
4,403	@	NHN Corp.	1,033,942
9,070		Samsung Electronics Co., Ltd.	5,735,437
			7,811,537
		Spain: 1.6%
7,273		Acciona SA	1,947,369
261,723	L	Banco Bilbao Vizcaya Argentaria SA	5,755,376
46,965		Gamesa Corp. Tecnologica SA	2,144,032
405,518	@, L	Iberdrola Renovables	2,823,344
471,446		Iberdrola SA	7,291,393
18,293	L	Inditex SA	1,015,332
539,761		Telefonica SA	15,508,493
			36,485,339
		Sweden: 1.4%
84,351		Getinge AB	2,191,056
5,271	@	Getinge AB	137,057
41,803		Hennes & Mauritz AB	2,573,349
30,780		Modern Times Group AB	2,148,910
916,508	S, L	Nordea Bank AB	14,865,828
290,523	L	Swedbank AB	8,148,109
209,738	L	TeliaSonera AB	1,683,798
			31,748,107
		Switzerland: 5.5%
220,719		ABB Ltd.	5,948,857
21,216		BKW FMB Energie AG	2,710,001
259,525		Compagnie Financiere Richemont AG	14,570,446
9,342		Credit Suisse Group	475,675
12,962		Flughafen Zuerich AG	5,430,760
281,142	S	Holcim Ltd.	29,529,406
41,799	S	Nestle SA	20,892,922
4,914	L	Nobel Biocare Holding AG	1,144,372
32,205		Roche Holding AG	6,069,674
2,928		SGS SA	4,216,347
45,056		Swatch Group AG - BR	12,064,653
10,477		Synthes, Inc.	1,464,786
231,865		Xstrata PLC	16,239,999
			120,757,898
		Taiwan: 1.0%
684,000		Asia Cement Corp.	1,228,249
86,931		Cathay Financial Holding Co., Ltd. GDR	2,242,820
335,670	L	Chunghwa Telecom Ltd. ADR	8,734,133
192,021		Far Eastern Textile Co., Ltd. GDR	3,236,226
64,587		First Financial Holding Co., Ltd. GDR	1,354,267
104,285		Fubon Financial Holding Co., Ltd. GDR	1,184,292
1,146,000		Taiwan Cement Corp.	2,241,907
198,571		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	2,039,324
			22,261,218
		Turkey: 0.0%
151,288		Turkiye Garanti Bankasi A/S	684,044
			684,044
		Ukraine: 0.8%
17,389,206	@, L	JSCB Ukrsotsbank	3,620,575
13,488,271		Raiffeisen Bank Aval	2,065,771
51,920	@	Ukrnafta Oil Co. ADR	3,055,952
233	@	Ukrnafta Oil Co. GDR	81,821
42,464,048	@	UkrTelecom	8,076,245
			16,900,364
		United Kingdom: 7.4%
158,198		Amec PLC	2,272,191
258,192		Anglo American PLC	15,476,313

PORTFOLIO OF INVESTMENTS
ING Julius Baer Foreign Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		United Kingdom (continued)
142,469		BAE Systems PLC	$1,373,806
175,975		BHP Billiton PLC	5,183,115
1,885,301		BP PLC	19,101,159
317,274		BT Group PLC	1,369,724
311,037		Burberry Group PLC	2,782,362
283,489		Cadbury Schweppes PLC	3,124,759
763,874		Compass Group PLC	4,888,299
824,023	S	Diageo PLC	16,675,477
260,714		GlaxoSmithKline PLC	5,514,647
118,443		Intertek Group PLC	2,429,711
71,395	@	Peter Hambro Mining PLC	1,828,958
312,647		QinetiQ PLC	1,198,472
181,679		Reckitt Benckiser PLC	10,074,684
142,397		Rio Tinto PLC	14,798,741
621,394	@	Rolls-Royce Group PLC	4,977,260
49,645,747	@	Rolls-Royce Group PLC - B Shares Entitlement	98,529
323,151		Royal Bank of Scotland Group PLC	2,164,837
92,015		Scottish & Newcastle PLC	1,442,503
816,370		Smith & Nephew PLC	10,810,572
1,347,972		Tesco PLC	10,159,068
8,487,892	S	Vodafone Group PLC	25,229,491
62,788		William Hill PLC	468,856
84,374		WPP Group PLC	1,007,301
			164,450,835
		United States: 0.0%
63,447		KKR Private Equity Investors LP	783,103
			783,103
		Total Common Stock
		(Cost $1,723,082,704)	1,833,431,527
EXCHANGE-TRADED FUNDS: 5.6%
		Australia: 0.4%
358,017	L	iShares MSCI Australia Index Fund	9,222,518
			9,222,518
		Brazil: 0.1%
27,880	L	iShares MSCI Brazil Index Fund	2,147,596
			2,147,596
		Eurozone: 2.6%
1,014,153		iShares DJ Euro STOXX 50	57,719,669
			57,719,669
		France: 0.2%
76,028		Lyxor ETF CAC 40	5,653,398
			5,653,398
		Germany: 1.0%
229,699		iShares Dax DE	22,353,052
			22,353,052
		Ireland: 0.2%
325,527		IShares PLC-IFTSE 100 Fund	3,721,268
			3,721,268
		United States: 1.1%
1,501,420	L	iShares MSCI Taiwan Index Fund	23,797,507
			23,797,507
		Total Exchange-Traded Funds
		(Cost $127,854,102)	124,615,008
MUTUAL FUNDS: 0.2%
		Romania: 0.1%
422,000		SIF 1 Banat Crisana Arad	446,438
458,000		SIF 2 Moldova Bacau	461,266
693,000	@	SIF 3 Transilvania Brasov	439,879
635,000		SIF 4 Muntenia Bucuresti	432,622
403,500		SIF 5 Oltenia Craiova	488,335
			2,268,540
		Russia: 0.1%
313,271	@	RenShares Utilities Ltd.	1,058,856
			1,058,856
		Total Mutual Funds
		(Cost $1,723,170)	3,327,396
PREFERRED STOCK: 1.3%
		Brazil: 0.7%
378,534		Petroleo Brasileiro SA	15,944,291
			15,944,291
		Germany: 0.2%
24,644		Volkswagen AG	4,086,979
			4,086,979
		Russia: 0.4%
12,345	I	Silvinit BRD	7,221,825
1,221,344	@	URSA Bank	1,472,523
			8,694,348
		Total Preferred Stock
		(Cost $26,571,197)	28,725,618

PORTFOLIO OF INVESTMENTS
ING Julius Baer Foreign Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares				Value
WARRANTS: 4.1%
		Germany: 0.0%
115		Deutsche Bank AG		$—
				—
		India: 2.4%
124,137	#	Banking Index Benchmark Exchange Traded Scheme - Bank BeES		2,043,448
231,879	#	Bharti Airtel Ltd.		4,775,748
247,803	#	ICICI Bank Ltd.		4,753,414
57,120	#	Mahindra & Mahindra Ltd.		992,658
43,323	#	Oil & Natural Gas Corp. Ltd.		1,059,097
939,008	#	State Bank of India Ltd.		37,463,116
264,380		Suzlon Energy Ltd.		1,738,804
				52,826,285
		Russia: 0.7%
115	I	Deutsche Bank AG		1,161,639
115	I	Deutsche Bank AG		604,716
115	I	Deutsche Bank AG		496,766
115	I	Deutsche Bank AG		1,358,697
115	I	Deutsche Bank AG		637,627
115	I	Deutsche Bank AG		2,859,216
115	I	Deutsche Bank AG		527,618
115	I	Deutsche Bank AG		149,303
115	I	Deutsche Bank AG		811,392
115	I	Deutsche Bank AG		191,576
115	I	Deutsche Bank AG		167,435
115	I	Deutsche Bank AG		394,174
115	I	Deutsche Bank AG		281,896
115	I	Deutsche Bank AG		224,561
115	I	Deutsche Bank AG		387,182
115	I	Deutsche Bank AG		81,815
115	I	Deutsche Bank AG		184,886
115	I	Deutsche Bank AG		162,504
115	I	Deutsche Bank AG		32,395
115	I	Deutsche Bank AG		2,440,502
115	I	Deutsche Bank AG		361,080
115	I	Deutsche Bank AG		2,064,250
115	I	Deutsche Bank AG		431,940
				16,013,170
		Taiwan: 1.0%
20	#	Baskets-Luxembourg Exchange		2,308,096
3,776,865	#	Chinatrust Financial Holding Co., Ltd.		3,648,867
554,467	#	Hon Hai Precision Industry Co.		3,175,736
66,382	#	MediaTek, Inc.		874,037
332,058		President Chain Store Corp.		1,136,754
544,608	#	Taiwan Fertilizer Co., Ltd.		2,375,304
541,105		Taiwan Semiconductor Manufacturing Co., Ltd.		1,123,907
76,991		Taiwan Stock Basket (DB)		2,958,310
1,736,920	#	Tatung Co., Ltd.		1,226,769
760,493	#	Uni-President Enterprises Corp.		1,127,741
1,625,785	#	Yuanta Financial Holding Co., Ltd.		1,525,198
				21,480,719
		Total Warrants
		(Cost $78,558,399)		90,320,174

		Total Long-Term Investments
		(Cost $1,957,789,572)		2,080,419,723

Principal Amount				Value
SHORT-TERM INVESTMENTS: 12.4%
		U.S. Government Agency Obligations: 0.9%
$20,739,000	Z	Federal Home Loan Bank, 1.300%, due 04/01/08		$20,738,251

		Total U.S. Government Agency Obligations
		(Cost $20,738,251)		20,738,251

		Securities Lending Collateral(cc): 11.5%
254,948,000		Bank of New York Mellon Corp. Institutional Cash Reserves		254,948,000

		Total Securities Lending Collateral
		(Cost $254,948,000)		254,948,000

		Total Short-Term Investments
		(Cost $275,686,251)		275,686,251
		Total Investments in Securities
		(Cost $2,233,475,823)*	106.5%	$2,356,105,974
		Other Assets and Liabilities - Net	(6.5)	(144,775,833)
		Net Assets	100.0%	$2,211,330,141

	@	Non-income producing security
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt

PORTFOLIO OF INVESTMENTS
ING Julius Baer Foreign Portfolio	as of March 31, 2008 (Unaudited) (continued)

#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

cc	Securities purchased with cash collateral for securities loaned.
S	All or a portion of this security is segregated for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.
I	Illiquid security
L	Loaned security, a portion or all of the security is on loan at March 31, 2008.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
*	Cost for federal income tax purposes is $2,240,342,659.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$224,944,296
	Gross Unrealized Depreciation	(109,180,981)
	Net Unrealized Appreciation	$115,763,315

Industry	Percentage of Net Assets
Advertising	0.1%
Aerospace/Defense	0.3
Agriculture	0.2
Apparel	0.3
Auto Manufacturers	1.7
Auto Parts & Equipment	0.3
Banks	18.9
Beverages	2.0
Building Materials	3.1
Chemicals	3.4
Closed-End Funds	0.1
Commercial Services	0.6
Computers	0.8
Distribution/Wholesale	0.1
Diversified Financial Services	1.9
Electric	3.5
Electrical Components & Equipment	0.3
Electronics	0.6
Energy - Alternate Sources	0.2
Engineering & Construction	5.1
Entertainment	0.0
Equity Fund	0.2
Exchange Traded Fund	0.1
Food	2.9
Food Service	0.3
Hand/Machine Tools	0.1
Healthcare - Products	1.3
Healthcare - Services	0.9
Hedge Fund	0.1
Holding Companies - Diversified	1.7
Home Builders	0.1
Home Furnishings	0.4
Household Products/Wares	0.6
Insurance	0.4
Internet	0.0
Investment Companies	0.2
Iron/Steel	0.5
Leisure Time	0.0
Lodging	0.3
Machinery - Construction & Mining	0.4
Machinery - Diversified	0.5
Media	0.8
Metal Fabricate/Hardware	0.1
Mining	7.7
Miscellaneous Manufacturing	0.5
Office/Business Equipment	0.3
Oil & Gas	7.7
Oil & Gas Services	0.0
Pharmaceuticals	2.0
Real Estate	1.0
Retail	2.8
Semiconductors	0.5
Sovereign	0.0
Telecommunications	8.8
Textiles	0.2
Toys/Games/Hobbies	0.6
Transportation	0.9
Water	0.1
Other Long-Term Investments	5.6
Short-Term Investments	12.4
Other Assets and Liabilities - Net	(6.5)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Julius Baer Foreign Portfolio	as of March 31, 2008 (Unaudited) (continued)

At 3.31.2008 the following forward currency contracts were outstanding for the ING Julius Baer Foreign Portfolio:

Currency		Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)

Japanese Yen				USD
JPY	3,035,926,480	Buy	4/30/08	28,667,861	30,515,520	$1,847,659

Japanese Yen
JPY	9,362,271,687	Buy	5/8/08	88,406,720	94,145,647	5,738,926
						$7,586,585

Canada Dollars
CAD	5,715,066	Sell	6/20/08	5,636,715	5,558,781	$77,934

Czech Republic Koruny
CZK	181,446,301	Sell	6/20/08	11,293,807	11,320,525	(26,719)

EURO
EUR	13,462,537	Sell	6/20/08	20,941,111	21,174,947	(233,836)

Hungary Forint
HUF	4,497,733,335	Sell	5/19/08	24,805,500	27,045,559	(2,240,058)

Japanese Yen
JPY	2,155,484,683	Sell	4/30/08	21,649,890	21,665,786	(15,897)

Mexico Pesos
MXN	121,385,286	Sell	5/21/08	11,175,224	11,329,266	(154,042)

Poland Zlotych
PLN	58,579,735	Sell	5/19/08	23,829,368	26,213,876	(2,384,508)
						$(4,977,124)

PORTFOLIO OF INVESTMENTS
ING Julius Baer Foreign Portfolio	as of March 31, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolios own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolios investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$1,954,458,280	$—
Level 2- Other Significant Observable Inputs	130,686,525	2,609,461
Level 3- Significant Unobservable Inputs	16,013,169	—
Total	$2,101,157,974	$2,609,461

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of March 31, 2008, were as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 12/31/07	$17,278,540	$—
Net purchases (sales)	—	—
Total realized and unrealized gain (loss)	(1,265,371)	—
Transfers in and/or out of Level 3	—	—
Balance at 03/31/08	$16,013,169	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

PORTFOLIO OF INVESTMENTS
ING Legg Mason Value Portfolio	as of March 31, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 84.8%
		Banks: 2.7%
269,700		Capital One Financial Corp.	$13,274,634
251,200		Wachovia Corp.	6,782,400
			20,057,034
		Biotechnology: 1.5%
271,911	@	Amgen, Inc.	11,360,442
			11,360,442
		Commercial Services: 0.5%
55,892	@	Visa, Inc.	3,485,425
			3,485,425
		Computers: 5.1%
442,000		Hewlett-Packard Co.	20,181,720
154,300		International Business Machines Corp.	17,766,102
			37,947,822
		Diversified Financial Services: 13.6%
958,000		Citigroup, Inc.	20,520,360
1,576,600		Countrywide Financial Corp.	8,671,300
912,100		Freddie Mac	23,094,372
28,100		Goldman Sachs Group, Inc.	4,647,459
745,700		JPMorgan Chase & Co.	32,027,815
293,300		Merrill Lynch & Co., Inc.	11,949,042
			100,910,348
		Electric: 5.5%
2,464,100	@	AES Corp.	41,076,546
			41,076,546
		Healthcare - Services: 8.1%
752,444		Aetna, Inc.	31,670,368
833,165		UnitedHealth Group, Inc.	28,627,549
			60,297,917
		Home Builders: 2.5%
105,500		Beazer Homes USA, Inc.	996,975
260,300		Centex Corp.	6,301,863
453,800		Pulte Homes, Inc.	6,602,790
134,300		Ryland Group, Inc.	4,417,127
			18,318,755
		Insurance: 2.9%
490,750		American International Group, Inc.	21,224,938
			21,224,938
		Internet: 17.3%
586,044	@	Amazon.com, Inc.	41,784,937
898,300	@	eBay, Inc.	26,805,272
527,931	@	Expedia, Inc.	11,556,410
46,402	@	Google, Inc. - Class A	20,438,689
983,100	@	Yahoo!, Inc.	28,441,083
			129,026,391
		Iron/Steel: 0.5%
52,500		Nucor Corp.	3,556,350
			3,556,350
		Media: 2.3%
1,235,600		Time Warner, Inc.	17,323,112
			17,323,112
		Miscellaneous Manufacturing: 6.0%
1,102,600		Eastman Kodak Co.	19,482,942
690,000		General Electric Co.	25,536,900
			45,019,842
		Retail: 4.8%
273,600		JC Penney Co., Inc.	10,317,456
252,000	@	Sears Holding Corp.	25,726,680
			36,044,136
		Semiconductors: 1.6%
419,500		Texas Instruments, Inc.	11,859,265
			11,859,265

PORTFOLIO OF INVESTMENTS
ING Legg Mason Value Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares				Value
		Software: 3.5%
535,400		CA, Inc.		$12,046,500
281,400	@	Electronic Arts, Inc.		14,047,488
				26,093,988
		Telecommunications: 6.4%
592,500	@	Cisco Systems, Inc.		14,273,325
4,944,332		Qwest Communications International, Inc.		22,397,824
1,618,200		Sprint Nextel Corp.		10,825,758
				47,496,907
		Total Investments in Securities
		(Cost $753,836,287)*	84.8%	$631,099,218
		Other Assets and Liabilities - Net	15.2	112,758,553
		Net Assets	100.0%	$743,857,771

	@	Non-income producing security
	*	Cost for federal income tax purposes is $759,137,597.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$30,974,837
		Gross Unrealized Depreciation		(159,013,216)
		Net Unrealized Depreciation		$(128,038,379)

PORTFOLIO OF INVESTMENTS
ING Legg Mason Value Portfolio	as of March 31, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolios own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolios investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$631,099,218	$—
Level 2- Other Significant Observable Inputs	—	—
Level 3- Significant Unobservable Inputs	—	—
Total	$631,099,218	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of March 31, 2008, were as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 12/31/07	$—	$—
Net purchases (sales)	—	—
Total realized and unrealized gain (loss)	—	—
Transfers in and/or out of Level 3	—	—
Balance at 03/31/08	$—	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

PORTFOLIO OF INVESTMENTS
ING LifeStyle Aggressive Growth Portfolio	as of March 31, 2008 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 100.1%
2,601,511		ING Columbia Small Cap Value II Portfolio - Class I		$25,130,598
6,923,759		ING Disciplined International Small Cap Fund - Class I		67,783,596
2,858,611		ING Disciplined Small Cap Value Portfolio - Class I		24,898,503
1,627,063		ING Global Real Estate Portfolio - Class I		19,036,633
1,014,958		ING JPMorgan Small Cap Core Equity Portfolio - Class I		12,514,432
3,524,897		ING JPMorgan Value Opportunities Portfolio - Class I		36,764,681
8,677,250		ING Julius Baer Foreign Portfolio - Class I		144,649,759
2,195,554		ING Marsico Growth Portfolio - Class I		36,665,753
1,579,753		ING Marsico International Opportunities Portfolio - Class I		24,280,797
2,368,170		ING Neuberger Berman Partners Portfolio - Class I		23,965,883
3,236,752		ING Pioneer Mid Cap Value Portfolio - Class I		36,219,252
903,760		ING T. Rowe Price Growth Equity Portfolio - Class I		49,092,220
3,928,310		ING Templeton Foreign Equity Portfolio Class I		48,671,766
820,854		ING Thornburg Value Portfolio - Class I		24,789,804
6,388,514		ING Van Kampen Comstock Portfolio - Class I		72,956,827
1,502,023		ING Van Kampen Real Estate Portfolio - Class I		44,610,086
4,749,137		ING VP Index Plus International Equity Portfolio - Class I		61,216,378
1,816,007	@	ING VP Index Plus SmallCap Portfolio - Class I		24,933,779
2,789,664	@	ING VP Small Company Portfolio - Class I		50,130,263
5,717,201	@	ING Legg Mason Value Portfolio - Class I		48,767,723
2,235,972	@	ING VP Index Plus MidCap Portfolio - Class I		36,871,178
2,618,205		ING FMRSM Diversified Mid Cap Portfolio - Class I		36,366,864
1,506,582	@	ING JPMorgan Emerging Markets Equity Portfolio - Class I		35,811,458
1,659,264	@	ING Legg Mason Partners Aggressive Growth Portfolio - Class I		72,559,630
1,326,283		ING MidCap Opportunities Fund - Class I		12,400,750
8,027,867	@	ING VP Index Plus LargeCap Portfolio - Class I		128,606,421
2,584,882		ING Wells Fargo Small Cap Disciplined Portfolio - Class I		25,073,358
		Total Investments in Securities
		(Cost $1,305,692,398)*	100.1%	$1,224,768,392
		Other Assets and Liabilities - Net	(0.1)	(1,788,480)
		Net Assets	100.0%	$1,222,979,912

	@	Non-income producing security

	*	Cost for federal income tax purposes is $1,307,894,404.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$13,020,414
		Gross Unrealized Depreciation		(96,146,426)
		Net Unrealized Depreciation		$(83,126,012)

PORTFOLIO OF INVESTMENTS
ING LifeStyle Aggressive Growth Portfolio	as of March 31, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolios own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolios investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$1,224,768,392	$—
Level 2- Other Significant Observable Inputs	—	—
Level 3- Significant Unobservable Inputs	—	—
Total	$1,224,768,392	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of March 31, 2008, were as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 12/31/07	$—	$—
Net purchases (sales)	—	—
Total realized and unrealized gain (loss)	—	—
Transfers in and/or out of Level 3	—	—
Balance at 03/31/08	$—	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

PORTFOLIO OF INVESTMENTS
ING LifeStyle Conservative Portfolio	as of March 31, 2008 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 100.0%
1,141		ING BlackRock Inflation Protected Bond Portfolio - Class I		$12,163
362		ING Disciplined International Small Cap Fund - Class I		3,546
1,052		ING Emerging Markets Fixed Income Fund - Class I		10,457
341		ING JPMorgan Value Opportunities Portfolio - Class I		3,560
416		ING Julius Baer Foreign Portfolio - Class I		6,932
5,266		ING Liquid Assets Portfolio - Class I		5,266
106		ING Marsico Growth Portfolio - Class I		1,769
114		ING Marsico International Opportunities Portfolio - Class I		1,749
342		ING Neuberger Berman Partners Portfolio - Class I		3,456
186		ING PIMCO High Yield Portfolio - Class I		1,761
181		ING Pioneer High Yield Portfolio - Class I		1,749
156		ING Pioneer Mid Cap Value Portfolio - Class I		1,746
65		ING T. Rowe Price Growth Equity Portfolio - Class I		3,553
142		ING Templeton Foreign Equity Portfolio Class I		1,754
59		ING Thornburg Value Portfolio - Class I		1,796
309		ING Van Kampen Comstock Portfolio - Class I		3,529
137		ING VP Index Plus International Equity Portfolio - Class I		1,764
208	@	ING Legg Mason Value Portfolio - Class I		1,773
108	@	ING VP Index Plus MidCap Portfolio - Class I		1,779
126		ING FMRSM Diversified Mid Cap Portfolio - Class I		1,748
40	@	ING Legg Mason Partners Aggressive Growth Portfolio - Class I		1,745
1,399		ING Limited Maturity Bond Portfolio - Class I		15,808
192		ING MidCap Opportunities Fund - Class I		1,796
620		ING Oppenheimer Strategic Income Portfolio - Class I		7,077
3,137	@	ING PIMCO Core Bond Portfolio - Class I		37,239
665	@	ING VP Index Plus LargeCap Portfolio - Class I		10,652
2,240		ING VP Intermediate Bond Portfolio - Class I		29,551
		Total Investments in Securities
		(Cost $177,271)*	100.0%	$175,718
		Other Assets and Liabilities - Net	(0.0)	(79)
		Net Assets	100.0%	$175,639

	@	Non-income producing security

	*	Cost for federal income tax purposes is $178,085.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$525
		Gross Unrealized Depreciation		(2,892)
		Net Unrealized Depreciation		$(2,367)

PORTFOLIO OF INVESTMENTS
ING LifeStyle Conservative Portfolio	as of March 31, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolios own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolios investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$175,718	$—
Level 2- Other Significant Observable Inputs	—	—
Level 3- Significant Unobservable Inputs	—	—
Total	$175,718	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of March 31, 2008, were as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 12/31/07	$—	$—
Net purchases (sales)	—	—
Total realized and unrealized gain (loss)	—	—
Transfers in and/or out of Level 3	—	—
Balance at 03/31/08	$—	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

PORTFOLIO OF INVESTMENTS
ING LifeStyle Growth Portfolio	as of March 31, 2008 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 100.2%
3,555,235		ING BlackRock Inflation Protected Bond Portfolio - Class I		$37,898,802
8,179,081		ING Columbia Small Cap Value II Portfolio - Class I		79,009,926
17,821,931		ING Disciplined International Small Cap Fund - Class I		174,476,704
8,987,824		ING Disciplined Small Cap Value Portfolio - Class I		78,283,946
11,452,715		ING Emerging Markets Fixed Income Fund - Class I		113,839,991
3,410,543		ING Global Real Estate Portfolio - Class I		39,903,358
3,191,113		ING JPMorgan Small Cap Core Equity Portfolio - Class I		39,346,421
7,389,120		ING JPMorgan Value Opportunities Portfolio - Class I		77,068,517
22,751,816		ING Julius Baer Foreign Portfolio - Class I		379,272,766
4,603,329		ING Marsico Growth Portfolio - Class I		76,875,597
2,485,013		ING Marsico International Opportunities Portfolio - Class I		38,194,650
7,450,215		ING Neuberger Berman Partners Portfolio - Class I		75,396,178
3,935,562		ING Pioneer High Yield Portfolio - Class I		38,096,245
10,181,183		ING Pioneer Mid Cap Value Portfolio - Class I		113,927,433
2,131,676		ING T. Rowe Price Growth Equity Portfolio - Class I		115,792,654
6,179,034		ING Templeton Foreign Equity Portfolio Class I		76,558,227
2,581,375		ING Thornburg Value Portfolio - Class I		77,957,526
13,393,988		ING Van Kampen Comstock Portfolio - Class I		152,959,338
4,046,519		ING Van Kampen Real Estate Portfolio - Class I		120,181,615
11,952,130		ING VP Index Plus International Equity Portfolio - Class I		154,062,961
5,709,848	@	ING VP Index Plus SmallCap Portfolio - Class I		78,396,213
7,674,557	@	ING VP Small Company Portfolio - Class I		137,911,792
17,978,359	@	ING Legg Mason Value Portfolio - Class I		153,355,398
4,687,981	@	ING VP Index Plus MidCap Portfolio - Class I		77,304,807
8,236,184		ING FMRSM Diversified Mid Cap Portfolio - Class I		114,400,597
3,160,741	@	ING JPMorgan Emerging Markets Equity Portfolio - Class I		75,130,816
4,349,877	@	ING Legg Mason Partners Aggressive Growth Portfolio - Class I		190,220,136
10,153,688		ING Limited Maturity Bond Portfolio - Class I		114,736,672
4,170,688		ING MidCap Opportunities Fund - Class I		38,995,937
3,375,370		ING Oppenheimer Strategic Income Portfolio - Class I		38,512,972
22,742,705	@	ING PIMCO Core Bond Portfolio - Class I		269,955,905
19,235,064	@	ING VP Index Plus LargeCap Portfolio - Class I		308,145,718
8,613,408		ING VP Intermediate Bond Portfolio - Class I		113,610,855
8,127,053		ING Wells Fargo Small Cap Disciplined Portfolio - Class I		78,832,416
		Total Investments in Securities
		(Cost $4,063,876,970)*	100.2%	$3,848,613,089
		Other Assets and Liabilities - Net	(0.2)	(8,684,885)
		Net Assets	100.0%	$3,839,928,204

	@	Non-income producing security

	*	Cost for federal income tax purposes is $4,073,213,249.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$42,579,437
		Gross Unrealized Depreciation		(267,179,597)
		Net Unrealized Depreciation		$(224,600,160)

PORTFOLIO OF INVESTMENTS
ING LifeStyle Growth Portfolio	as of March 31, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolios own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolios investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$3,848,613,089	$—
Level 2- Other Significant Observable Inputs	—	—
Level 3- Significant Unobservable Inputs	—	—
Total	$3,848,613,089	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of March 31, 2008, were as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 12/31/07	$—	$—
Net purchases (sales)	—	—
Total realized and unrealized gain (loss)	—	—
Transfers in and/or out of Level 3	—	—
Balance at 03/31/08	$—	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

PORTFOLIO OF INVESTMENTS
ING LifeStyle Moderate Portfolio	as of March 31, 2008 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 100.2%
7,121,498		ING BlackRock Inflation Protected Bond Portfolio - Class I		$75,915,170
1,637,617		ING Columbia Small Cap Value II Portfolio - Class I		15,819,378
4,760,738		ING Disciplined International Small Cap Fund - Class I		46,607,620
1,799,557		ING Disciplined Small Cap Value Portfolio - Class I		15,674,142
7,646,462		ING Emerging Markets Fixed Income Fund - Class I		76,005,829
2,959,305		ING JPMorgan Value Opportunities Portfolio - Class I		30,865,546
5,470,151		ING Julius Baer Foreign Portfolio - Class I		91,187,419
30,613,017		ING Liquid Assets Portfolio - Class I		30,613,017
921,956		ING Marsico Growth Portfolio - Class I		15,396,663
995,765		ING Marsico International Opportunities Portfolio - Class I		15,304,901
2,984,996		ING Neuberger Berman Partners Portfolio - Class I		30,208,160
1,618,127		ING PIMCO High Yield Portfolio - Class I		15,356,022
3,153,292		ING Pioneer High Yield Portfolio - Class I		30,523,869
1,359,585		ING Pioneer Mid Cap Value Portfolio - Class I		15,213,762
569,251		ING T. Rowe Price Growth Equity Portfolio - Class I		30,921,740
3,713,815		ING Templeton Foreign Equity Portfolio Class I		46,014,171
1,034,020		ING Thornburg Value Portfolio - Class I		31,227,400
4,023,822		ING Van Kampen Comstock Portfolio - Class I		45,952,048
1,080,038		ING Van Kampen Real Estate Portfolio - Class I		32,077,128
2,394,488		ING VP Index Plus International Equity Portfolio - Class I		30,864,944
1,143,246	@	ING VP Index Plus SmallCap Portfolio - Class I		15,696,761
878,098	@	ING VP Small Company Portfolio - Class I		15,779,430
3,600,774	@	ING Legg Mason Value Portfolio - Class I		30,714,606
938,879	@	ING VP Index Plus MidCap Portfolio - Class I		15,482,115
2,199,732		ING FMRSM Diversified Mid Cap Portfolio - Class I		30,554,280
697,073	@	ING Legg Mason Partners Aggressive Growth Portfolio - Class I		30,482,984
10,846,198		ING Limited Maturity Bond Portfolio - Class I		122,562,038
1,670,508		ING MidCap Opportunities Fund - Class I		15,619,245
1,352,020		ING Oppenheimer Strategic Income Portfolio - Class I		15,426,550
19,520,251	@	ING PIMCO Core Bond Portfolio - Class I		231,705,374
7,704,371	@	ING VP Index Plus LargeCap Portfolio - Class I		123,424,026
12,651,931		ING VP Intermediate Bond Portfolio - Class I		166,878,970
		Total Investments in Securities
		(Cost $1,568,998,409)*	100.2%	$1,536,075,308
		Other Assets and Liabilities - Net	(0.2)	(3,209,571)
		Net Assets	100.0%	$1,532,865,737

	@	Non-income producing security

	*	Cost for federal income tax purposes is $1,573,962,996.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$20,193,106
		Gross Unrealized Depreciation		(58,080,794)
		Net Unrealized Depreciation		$(37,887,688)

PORTFOLIO OF INVESTMENTS
ING LifeStyle Moderate Portfolio	as of March 31, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolios own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolios investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$1,536,075,308	$—
Level 2- Other Significant Observable Inputs	—	—
Level 3- Significant Unobservable Inputs	—	—
Total	$1,536,075,308	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of March 31, 2008, were as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 12/31/07	$—	$—
Net purchases (sales)	—	—
Total realized and unrealized gain (loss)	—	—
Transfers in and/or out of Level 3	—	—
Balance at 03/31/08	$—	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

PORTFOLIO OF INVESTMENTS
ING LifeStyle Moderate Growth Portfolio	as of March 31, 2008 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 100.2%
5,667,151		ING BlackRock Inflation Protected Bond Portfolio - Class I		$60,411,827
3,259,795		ING Columbia Small Cap Value II Portfolio - Class I		31,489,616
12,626,192		ING Disciplined International Small Cap Fund - Class I		123,610,416
3,582,066		ING Disciplined Small Cap Value Portfolio - Class I		31,199,793
12,171,180		ING Emerging Markets Fixed Income Fund - Class I		120,981,530
2,718,652		ING Global Real Estate Portfolio - Class I		31,808,223
5,889,954		ING JPMorgan Value Opportunities Portfolio - Class I		61,432,223
16,319,845		ING Julius Baer Foreign Portfolio - Class I		272,051,818
3,669,223		ING Marsico Growth Portfolio - Class I		61,276,021
1,980,648		ING Marsico International Opportunities Portfolio - Class I		30,442,559
5,937,931		ING Neuberger Berman Partners Portfolio - Class I		60,091,857
3,219,583		ING PIMCO High Yield Portfolio - Class I		30,553,840
3,136,846		ING Pioneer High Yield Portfolio - Class I		30,364,672
5,410,068		ING Pioneer Mid Cap Value Portfolio - Class I		60,538,657
1,699,138		ING T. Rowe Price Growth Equity Portfolio - Class I		92,297,163
4,925,004		ING Templeton Foreign Equity Portfolio Class I		61,020,800
2,057,661		ING Thornburg Value Portfolio - Class I		62,141,369
10,676,528		ING Van Kampen Comstock Portfolio - Class I		121,925,944
2,150,521		ING Van Kampen Real Estate Portfolio - Class I		63,870,487
4,763,158		ING VP Index Plus International Equity Portfolio - Class I		61,397,112
4,551,226	@	ING VP Index Plus SmallCap Portfolio - Class I		62,488,338
1,747,842	@	ING VP Small Company Portfolio - Class I		31,408,729
10,748,534	@	ING Legg Mason Value Portfolio - Class I		91,684,999
1,868,327	@	ING VP Index Plus MidCap Portfolio - Class I		30,808,720
4,376,291		ING FMRSM Diversified Mid Cap Portfolio - Class I		60,786,677
1,259,629	@	ING JPMorgan Emerging Markets Equity Portfolio - Class I		29,941,378
2,773,517	@	ING Legg Mason Partners Aggressive Growth Portfolio - Class I		121,285,877
9,441,898		ING Limited Maturity Bond Portfolio - Class I		106,693,444
3,324,450		ING MidCap Opportunities Fund - Class I		31,083,605
2,690,390		ING Oppenheimer Strategic Income Portfolio - Class I		30,697,354
36,255,429	@	ING PIMCO Core Bond Portfolio - Class I		430,351,937
15,332,137	@	ING VP Index Plus LargeCap Portfolio - Class I		245,620,832
21,740,182		ING VP Intermediate Bond Portfolio - Class I		286,753,000
3,239,116		ING Wells Fargo Small Cap Disciplined Portfolio - Class I		31,419,428
		Total Investments in Securities
		(Cost $3,164,069,474)*	100.2%	$3,059,930,245
		Other Assets and Liabilities - Net	(0.2)	(5,585,357)
		Net Assets	100.0%	$3,054,344,888

	@	Non-income producing security

	*	Cost for federal income tax purposes is $3,171,508,093.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$51,672,295
		Gross Unrealized Depreciation		(163,250,143)
		Net Unrealized Depreciation		$(111,577,848)

PORTFOLIO OF INVESTMENTS
ING LifeStyle Moderate Growth Portfolio	as of March 31, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolios own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolios investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$3,059,930,245	$—
Level 2- Other Significant Observable Inputs	—	—
Level 3- Significant Unobservable Inputs	—	—
Total	$3,059,930,245	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of March 31, 2008, were as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 12/31/07	$—	$—
Net purchases (sales)	—	—
Total realized and unrealized gain (loss)	—	—
Transfers in and/or out of Level 3	—	—
Balance at 03/31/08	$—	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

PORTFOLIO OF INVESTMENTS
ING Limited Maturity Bond Portfolio	as of March 31, 2008 (Unaudited)

Principal Amount			Value
CORPORATE BONDS/NOTES: 39.3%
		Agriculture: 0.4%
$2,558,000	C	Bunge Ltd. Finance Corp., 4.375%, due 12/15/08	$2,572,348
			2,572,348
		Banks: 5.1%
4,056,000		American Express Centurion Bank, 5.200%, due 11/26/10	4,105,852
640,000	@@, C	Bank of Ireland, 2.875%, due 12/29/49	396,800
3,760,000		Bank One Corp., 6.000%, due 02/17/09	3,819,325
750,000	@@, C	Barclays Bank PLC, 4.000%, due 12/31/49	483,750
240,000	@@, C	Barclays O/S Inv, 5.063%, due 04/11/49	145,200
870,000	@@, C	Den Norske Bank ASA, 3.375%, due 11/29/49	639,450
1,979,000		Greater Bay Bancorp., 5.125%, due 04/15/10	2,071,045
2,320,000	@@, C	Hongkong & Shanghai Banking Corp., Ltd., 3.500%, due 07/29/49	1,531,200
1,320,000	@@, C	HSBC Bank PLC, 4.913%, due 06/29/49	818,400
1,630,000	@@, C	Lloyds TSB Bank PLC, 3.110%, due 08/29/49	1,067,650
660,000	@@, C	Lloyds TSB Bank PLC, 3.250%, due 11/29/49	432,300
1,170,000	@@, C	Lloyds TSB Bank PLC, 5.125%, due 06/29/49	742,950
1,840,000	@@, C	Mizuho Financial Group Cayman Ltd., 8.375%, due 01/29/49	1,833,652
100,000	@@, C	National Westminster Bank PLC, 3.313%, due 11/29/49	63,375
5,021,000		NCNB Corp., 9.375%, due 09/15/09	5,422,640
804,000		PNC Funding Corp., 4.500%, due 03/10/10	806,705
1,961,000		Popular North America, Inc., 4.250%, due 04/01/08	1,961,037
1,600,000	@@, C	Royal Bank of Scotland Group PLC, 4.938%, due 12/29/49	1,032,000
440,000	@@, C	Societe Generale, 4.981%, due 11/29/49	321,125
160,000	@@, C	Standard Chartered PLC, 3.963%, due 01/29/49	96,800
1,390,000	@@, C	Standard Chartered PLC, 5.088%, due 12/29/49	840,950
2,190,000	@@, C	Standard Chartered PLC, 5.125%, due 11/29/49	1,292,100
2,248,000	C	Wachovia Capital Trust III, 5.800%, due 12/31/49	1,602,694
942,000		Wells Fargo Bank NA, 6.450%, due 02/01/11	1,002,592
4,365,000		Wells Fargo Bank NA, 7.550%, due 06/21/10	4,740,984
400,000	@@, C	Westpac Banking Corp., 2.806%, due 09/30/49	306,074
			37,576,650
		Beverages: 0.2%
1,307,000	#, C	Miller Brewing Co., 4.250%, due 08/15/08	1,312,390
			1,312,390
		Diversified Financial Services: 9.4%
2,031,000	@@, #, C	Aiful Corp., 4.450%, due 02/16/10	1,907,869
5,627,000		Bear Stearns Cos., Inc., 3.429%, due 02/01/12	4,787,896
962,000		Bear Stearns Cos., Inc., 3.474%, due 01/31/11	883,106
2,960,000		Capital One Bank, 4.875%, due 05/15/08	2,956,299
2,059,000		Citigroup, Inc., 5.125%, due 02/14/11	2,072,896
4,058,000		Citigroup, Inc., 7.250%, due 10/01/10	4,301,232
2,753,000		Countrywide Home Loans, Inc., 6.250%, due 04/15/09	2,550,109
440,000	@@, C	Financiere CSFB NV, 2.875%, due 03/29/49	325,871
2,995,000		General Electric Capital Corp., 4.125%, due 09/01/09	3,034,822
1,994,000		General Electric Capital Corp., 6.125%, due 02/22/11	2,120,880
2,587,000		Genworth Global Funding Trusts, 5.200%, due 10/08/10	2,661,930
2,817,000	C	Goldman Sachs Capital III, 3.846%, due 12/31/49	1,778,231
5,000,000		HSBC Finance Corp., 4.750%, due 05/15/09	4,999,045
2,934,000		International Lease Finance Corp., 3.313%, due 05/24/10	2,778,627
2,500,000		International Lease Finance Corp., 4.875%, due 09/01/10	2,482,548
817,000		International Lease Finance Corp., 5.000%, due 04/15/10	817,921
3,500,000		John Deere Capital Corp., 4.400%, due 07/15/09	3,554,079
1,771,000		John Deere Capital Corp., 4.875%, due 03/16/09	1,794,590
3,840,000		Lehman Brothers Holdings, Inc., 2.774%, due 04/03/09	3,661,755
1,992,000		Lehman Brothers Holdings, Inc., 3.950%, due 11/10/09	1,898,019
2,500,000		Lehman Brothers Holdings, Inc., 5.000%, due 01/14/11	2,368,073
1,704,000	@@, #	Mantis Reef Ltd., 4.799%, due 11/03/09	1,759,545
5,618,000		Merrill Lynch & Co., Inc., 3.138%, due 12/04/09	5,476,735
368,500	@@, #, C	Petroleum Export Ltd., 4.623%, due 06/15/10	367,149
378,762	@@, #, C	Petroleum Export Ltd., 5.265%, due 06/15/11	380,292
252,082	#	Power Receivable Finance, LLC, 6.290%, due 01/01/12	264,002
1,744,000	#	Premium Asset Trust/XL Life, 2.978%, due 10/08/09	1,746,776
3,992,000		Textron Financial Corp., 5.125%, due 11/01/10	4,154,566
1,200,000	#, C	Twin Reefs Pass-through Trust, 3.722%, due 12/10/49	121,500
1,000,000	@@, C	UFJ Finance Aruba AEC, 8.750%, due 12/31/49	1,003,388
			69,009,751
		Electric: 3.7%
2,000,000	C	American Electric Power Co., Inc., 5.375%, due 03/15/10	2,047,238
2,155,000	C	Appalachian Power Co., 3.600%, due 05/15/08	2,154,525
1,350,000	C	Carolina Power & Light Co., 6.650%, due 04/01/08	1,350,074
1,123,000	C	Consumers Energy Co., 4.250%, due 04/15/08	1,122,963
901,000	C	Dominion Resources, Inc., 3.248%, due 11/14/08	896,482
2,084,000	C	Dominion Resources, Inc., 5.125%, due 12/15/09	2,134,074
1,004,000	C	DTE Energy Co., 6.650%, due 04/15/09	1,031,258
739,000	C	Duke Energy Corp., 7.375%, due 03/01/10	790,029
1,162,000	C	Entergy Gulf States, Inc., 3.600%, due 06/01/08	1,159,129
2,838,000	C	Nisource Finance Corp., 7.875%, due 11/15/10	3,086,887
1,876,000	C	Ohio Edison Co., 4.000%, due 05/01/08	1,876,343

PORTFOLIO OF INVESTMENTS
ING Limited Maturity Bond Portfolio	as of March 31, 2008 (Unaudited) (continued)

Principal Amount			Value
		Electric (continued)
$398,000	C	Pacific Gas & Electric, 4.200%, due 03/01/11	$399,905
2,041,000	C	PG&E Corp., 3.600%, due 03/01/09	2,036,406
3,358,000	C	Southern Cal Edison, 7.625%, due 01/15/10	3,571,720
1,153,000		Southern California Edison Co., 3.212%, due 02/02/09	1,113,526
2,500,000	C	Virginia Electric and Power Co., 4.100%, due 12/15/08	2,504,718
			27,275,277
		Environmental Control: 0.3%
2,236,000	#	Oakmont Asset Trust, 4.514%, due 12/22/08	2,257,586
			2,257,586
		Food: 1.3%
2,266,000		General Mills, Inc., 4.024%, due 01/22/10	2,218,967
3,974,000		Kraft Foods, Inc., 4.125%, due 11/12/09	3,982,985
2,988,000		Kraft Foods, Inc., 5.625%, due 08/11/10	3,101,747
			9,303,699
		Gas: 0.4%
976,000		AGL Capital Corp., 7.125%, due 01/14/11	1,050,058
1,725,000		Southern Union Co., 6.150%, due 08/16/08	1,735,747
			2,785,805
		Healthcare - Products: 0.4%
2,485,000	@@, #	Covidien International Finance SA, 5.150%, due 10/15/10	2,568,238
			2,568,238
		Healthcare - Services: 1.6%
1,924,000	C	Aetna, Inc., 7.875%, due 03/01/11	2,127,827
3,931,000		UnitedHealth Group, Inc., 3.156%, due 03/02/09	3,888,396
1,489,000	C	UnitedHealth Group, Inc., 4.125%, due 08/15/09	1,476,102
4,543,000	C	WellPoint, Inc., 4.250%, due 12/15/09	4,537,408
			12,029,733
		Insurance: 0.5%
1,225,000	@@, C	Aegon NV, 4.249%, due 12/31/49	735,000
1,748,000		Genworth Financial, Inc., 5.231%, due 05/16/09	1,763,760
1,166,000	@@, #	Nippon Life Insurance, 4.875%, due 08/09/10	1,193,844
			3,692,604
		Media: 2.7%
5,484,000	C	Comcast Cable Communications Holdings, Inc., 6.875%, due 06/15/09	5,664,478
802,000	C	Comcast Corp., 5.450%, due 11/15/10	826,939
4,412,000	C	COX Communications, Inc., 4.625%, due 01/15/10	4,415,993
1,916,000	#, C	COX Enterprises, Inc., 4.375%, due 05/01/08	1,916,681
2,253,000	@@, C	Thomson Corp., 4.750%, due 05/28/10	2,253,734
4,927,000	C	Time Warner, Inc., 6.750%, due 04/15/11	5,070,080
			20,147,905
		Oil & Gas: 1.0%
1,833,000		Anadarko Petroleum Corp., 3.250%, due 05/01/08	1,832,175
702,000	C	ConocoPhillips, 6.375%, due 03/30/09	721,530
1,998,000	@@, #	Pemex Project Funding Master Trust, 4.100%, due 06/15/10	1,992,006
2,762,000	@@, C	Transocean, Inc., 3.214%, due 09/05/08	2,748,513
			7,294,224
		Packaging & Containers: 0.1%
1,000,000	#, C	Sealed Air Corp., 5.375%, due 04/15/08	1,000,526
			1,000,526
		Pharmaceuticals: 0.8%
5,116,000	C	Wyeth, 6.950%, due 03/15/11	5,533,716
			5,533,716
		Real Estate: 0.4%
1,775,000	C	Duke Realty LP, 5.625%, due 08/15/11	1,709,329
853,000	C	Simon Property Group LP, 7.000%, due 07/15/09	875,628
			2,584,957
		Retail: 1.7%
1,952,000	C	CVS Caremark Corp., 5.750%, due 08/15/11	2,043,535
5,071,000	C	Home Depot, Inc., 4.625%, due 08/15/10	5,079,747
4,263,000	C	Target Corp., 6.350%, due 01/15/11	4,527,677
413,000	C	Target Corp., 7.500%, due 08/15/10	448,371
			12,099,330
		Savings & Loans: 0.6%
2,989,000		Washington Mutual, Inc., 4.000%, due 01/15/09	2,690,584
2,250,000		Washington Mutual, Inc., 4.200%, due 01/15/10	1,890,763
			4,581,347
		Software: 0.5%
3,509,000	C	Oracle Corp. and Ozark Holding, Inc., 5.000%, due 01/15/11	3,602,045
			3,602,045
		Telecommunications: 7.4%
2,800,000	C	AT&T, Inc., 5.300%, due 11/15/10	2,907,022
5,987,000	@@, C	British Telecommunications PLC, 8.625%, due 12/15/10	6,588,280
4,841,000	@@	Deutsche Telekom International Finance BV, 8.000%, due 06/15/10	5,181,046
6,980,000	@@, C	France Telecom SA, 7.750%, due 03/01/11	7,573,649
4,408,000	C	New Cingular Wireless Services, Inc., 7.875%, due 03/01/11	4,797,751
538,000	@@, C	Royal KPN NV, 8.000%, due 10/01/10	578,007
2,627,000	C	Sprint Capital Corp., 6.125%, due 11/15/08	2,607,684
4,000,000	C	Sprint Capital Corp., 6.375%, due 05/01/09	3,941,004
895,000		Sprint Nextel Corp., 3.071%, due 06/28/10	763,794
5,760,000	@@, C	Telecom Italia Capital SA, 4.000%, due 01/15/10	5,652,855
658,000	@@, C	Telecom Italia Capital SA, 4.875%, due 10/01/10	648,518
6,221,000	@@, C	Telefonica Europe BV, 7.750%, due 09/15/10	6,677,242
821,000	C	Verizon Communications, Inc., 5.350%, due 02/15/11	850,854
3,250,000	C	Verizon Global Funding Corp., 7.250%, due 12/01/10	3,492,541
2,023,000	@@, C	Vodafone Group PLC, 7.750%, due 02/15/10	2,144,847
			54,405,094

PORTFOLIO OF INVESTMENTS
ING Limited Maturity Bond Portfolio	as of March 31, 2008 (Unaudited) (continued)

Principal Amount			Value
		Transportation: 0.8%
$3,101,162		Burlington Northern Santa Fe Corp., 5.431%, due 03/26/10	$3,058,521
1,283,000	C	Union Pacific Corp., 6.650%, due 01/15/11	1,356,207
1,687,000	C	Union Pacific Corp., 7.375%, due 09/15/09	1,771,686
			6,186,414
		Total Corporate Bonds/Notes
		(Cost $294,357,220)	287,819,639
U.S. GOVERNMENT AGENCY OBLIGATIONS:17.5%
		Federal Home Loan Bank: 3.5%
5,505,000	L	4.375%, due 10/22/10	5,764,302
19,185,000		4.500%, due 10/09/09	19,837,213
			25,601,515
		Federal Home Loan Mortgage Corporation: 9.0%
5,862,796	C, S	3.750%, due 02/15/13	5,828,212
1,354,354	C, S	4.500%, due 12/15/16	1,374,229
9,892,000		4.750%, due 11/03/09	10,277,165
25,645,000		5.250%, due 05/21/09	26,506,826
651		5.500%, due 01/01/17	662
9,095,560	C, S	5.500%, due 06/15/35	9,351,234
19,399	S	6.000%, due 06/01/11	19,707
44,681	S	6.000%, due 04/01/13	46,131
11,858,000		7.000%, due 03/15/10	12,926,596
			66,330,762
		Federal National Mortgage Association: 4.6%
7,058,000		5.125%, due 07/13/09	7,314,001
17,630,769		5.500%, due 01/25/36	17,734,551
5,864,000	L	6.000%, due 05/15/11	6,415,556
32,914	S	6.000%, due 02/01/13	34,075
45,573	S	6.000%, due 04/01/13	47,077
101,121	S	6.000%, due 07/01/16	104,392
147,557	S	6.000%, due 03/01/17	152,322
74,783	S	6.000%, due 05/01/17	77,198
68,331	S	6.000%, due 09/01/17	70,537
11,902	S	6.233%, due 07/01/24	12,149
802,911	S	6.500%, due 10/01/22	837,748
436,543	S	6.500%, due 02/01/29	456,777
164,086	S	6.500%, due 10/01/32	171,079
18,311	S	6.952%, due 12/01/17	18,744
75,798	S	7.000%, due 10/01/32	80,573
62,132	S	7.500%, due 08/01/27	67,271
			33,594,050
		Government National Mortgage Association: 0.0%
1,809	S	6.000%, due 12/15/08	1,826
2,213	S	6.000%, due 01/15/09	2,254
57,820	S	6.000%, due 04/15/13	59,781
16,014	S	7.500%, due 01/15/24	17,277
12,688	S	7.500%, due 07/15/27	13,694
9,848	S	9.000%, due 12/15/26	10,866
2,077	S	9.500%, due 03/15/20	2,326
7,216	S	9.500%, due 07/15/21	8,091
			116,115
		Other U.S. Agency Obligations: 0.4%
2,642,000		Federal Farm Credit Bank, 4.750%, due 05/07/10	2,775,294
			2,775,294
		Total U.S. Government Agency Obligations
		(Cost $125,322,233)	128,417,736
U.S. TREASURY OBLIGATIONS: 27.9%
		U.S. Treasury Notes: 27.9%
187,713,000	L	2.000%, due 02/28/10	189,076,923
14,168,000	L	4.500%, due 05/15/10	15,038,014

		Total U.S. Treasury Obligations
		(Cost $203,994,471)	204,114,937
ASSET-BACKED SECURITIES: 0.8%
		Other Asset-Backed Securities: 0.8%
2,500,000	#, C, S	Franklin CLO Ltd., 4.296%, due 05/09/12	2,468,950
3,500,000	@@, #, C, S	TCW Select Loan Fund Ltd., Inc., 3.410%, due 10/10/13	3,255,000

		Total Asset-Backed Securities
		(Cost $6,008,422)	5,723,950
COLLATERALIZED MORTGAGE OBLIGATIONS: 9.2%
150,000	C, S	Banc of America Commercial Mortgage, Inc., 4.429%, due 11/10/39	144,821
1,624,640	C, S	Banc of America Commercial Mortgage, Inc., 4.772%, due 07/11/43	1,614,492
390,000	C, S	Banc of America Commercial Mortgage, Inc., 6.186%, due 06/11/35	397,686
3,490,632	C, S	Banc of America Funding Corp., 5.750%, due 03/25/37	3,439,259
1,905,083	C, S	Bear Stearns Commercial Mortgage Securities, 4.000%, due 03/13/40	1,848,111

PORTFOLIO OF INVESTMENTS
ING Limited Maturity Bond Portfolio	as of March 31, 2008 (Unaudited) (continued)

Principal Amount			Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$38,985	C, S	Bear Stearns Commercial Mortgage Securities, 4.030%, due 02/13/46	$38,461
792,636	C, S	Bear Stearns Commercial Mortgage Securities, 4.170%, due 01/12/41	786,251
258,665	C, S	Bear Stearns Commercial Mortgage Securities, 5.415%, due 04/12/38	258,667
9,505,474	C, S	Citicorp Mortgage Securities, Inc., 6.000%, due 05/25/37	9,373,234
678,214	C, S	Citigroup Mortgage Loan Trust, Inc., 5.611%, due 04/25/37	661,916
5,233,396	C, S	Credit Suisse First Boston Mortgage Securities Corp., 3.727%, due 03/15/35	5,006,197
7,903	C, S	Credit Suisse First Boston Mortgage Securities Corp., 3.819%, due 05/15/36	7,613
1,760,639	C, S	Freddie Mac, 5.500%, due 10/15/14	1,786,025
1,649,878	C, S	GMAC Commercial Mortgage Securities, Inc., 4.576%, due 05/10/40	1,623,672
490,000	C, S	Greenwich Capital Commercial Funding Corp., 5.117%, due 04/10/37	487,422
854,757	C, S	JPMorgan Alternative Loan Trust, 5.508%, due 01/25/36	736,290
2,589,000	C, S	JPMorgan Chase Commercial Mortgage Securities Corp., 5.861%, due 04/15/45	2,598,169
7,420,983	C, S	JPMorgan Chase Commercial Mortgage Securities Corp., 6.260%, due 03/15/33	7,565,160
103,000	C, S	LB-UBS Commercial Mortgage Trust, 4.201%, due 12/15/29	101,629
70,000	C, S	LB-UBS Commercial Mortgage Trust, 4.510%, due 12/15/29	67,689
90,000	C, S	LB-UBS Commercial Mortgage Trust, 4.567%, due 06/15/29	89,559
2,735,684	C, S	LB-UBS Commercial Mortgage Trust, 4.821%, due 04/15/30	2,718,148
352,000	C, S	LB-UBS Commercial Mortgage Trust, 4.836%, due 02/15/40	276,430
800,000	C, S	LB-UBS Commercial Mortgage Trust, 4.885%, due 09/15/30	795,017
388,000	C, S	LB-UBS Commercial Mortgage Trust, 5.103%, due 11/15/30	385,739
3,418,000	C, S	LB-UBS Commercial Mortgage Trust, 6.365%, due 12/15/28	3,505,135
3,863,000	C	Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.878%, due 06/12/46	3,873,888
33,205	C, S	Morgan Stanley Dean Witter Capital I, 4.180%, due 03/12/35	31,871
4,147,000		Residential Capital Corp., 3.490%, due 06/09/08	3,296,865
2,574,000	C, S	Wachovia Bank Commercial Mortgage Trust, 5.244%, due 07/15/42	2,566,341
768,000	C, S	Washington Mutual Mortgage Pass-through Certificates, 3.796%, due 06/25/34	756,102
2,601,195	C, S	Washington Mutual Mortgage Pass-through Certificates, 5.674%, due 06/25/37	2,461,027
5,000,000	C, S	Washington Mutual Mortgage Pass-through Certificates, 5.820%, due 10/25/36	4,645,585
3,702,000	C, S	Wells Fargo Mortgage-Backed Securities Trust, 3.500%, due 06/25/35	3,596,975

		Total Collateralized Mortgage Obligations
		(Cost $69,180,397)	67,541,446

Shares			Value
COMMON STOCK: 0.0%
		Electric: 0.0%
140	@	Dynegy, Inc. - Class A	$1,105
		Total Common Stock
		(Cost $-)	1,105
PREFERRED STOCK: 0.1%
		Diversified Financial Services: 0.1%
56,800	P	Merrill Lynch & Co., Inc.	802,016
		Total Preferred Stock
		(Cost $1,420,000)	802,016
		Total Long-Term Investments
		(Cost $700,282,743)	694,420,829
SHORT-TERM INVESTMENTS: 32.3%
		Mutual Fund: 4.4%
32,150,000	**, S	ING Institutional Prime Money Market Fund	$32,150,000
		Total Mutual Fund
		(Cost $32,150,000)	32,150,000

Principal Amount			Value
	Repurchase Agreement: 0.5%
$3,654,000	Morgan Stanley Repurchase Agreement dated 03/31/08, 2.250%, due 04/01/08, $3,654,228 to be received upon repurchase (Collateralized by $3,560,000 Federal Home Loan Bank, 4.500%, Market Value plus accrued interest $3,745,779, due 09/16/13)		$3,654,000
	Total Repurchase Agreement
	(Cost $ 3,654,000)		3,654,000
	Securities Lending Collateral(cc): 27.4%
200,773,000	Bank of New York Mellon Corp. Institutional Cash Reserves		200,773,000
	Total Securities Lending Collateral
	(Cost $200,773,000)		200,773,000
	Total Short-Term Investments
	(Cost $236,577,000)		236,577,000
	Total Investments in Securities
	(Cost $ 936,859,743)*	127.1%	$930,997,829
	Other Assets and Liabilities - Net	(27.1)	(198,408,839)
	Net Assets	100.0%	$732,588,990

PORTFOLIO OF INVESTMENTS
ING Limited Maturity Bond Portfolio		as of March 31, 2008 (Unaudited) (continued)
@	Non-income producing security
@@	Foreign Issuer
#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

C	Bond may be called prior to maturity date.
P	Preferred Stock may be called prior to convertible date.
cc	Securities purchased with cash collateral for securities loaned.
S	All or a portion of this security is segregated for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.
L	Loaned security, a portion or all of the security is on loan at March 31, 2008.
**	Investment in affiliate
*	Cost for federal income tax purposes is $936,891,857.
Net unrealized depreciation consists of:
	Gross Unrealized Appreciation	$6,512,467
	Gross Unrealized Depreciation	(12,406,495)
	Net Unrealized Depreciation	$(5,894,028)

PORTFOLIO OF INVESTMENTS
ING Limited Maturity Bond Portfolio	as of March 31, 2008 (Unaudited) (continued)

ING Limited Maturity Bond Portfolio Credit Default Swap Agreements Outstanding on March 31, 2008:

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/Receive Fixed Rate (%)	Termination Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	CDX.NA.IG.9 Index	Sell	0.600	12/20/12	USD	25,000,000	$(387,837)
UBS AG	Federative Republic of Brazil 12.250%, 03/06/30	Buy	(1.200)	01/20/13	USD	7,000,000	157,098
UBS AG	United Mexican States 7.500%, 04/08/33	Buy	(0.900)	01/20/13	USD	7,000,000	112,066
Citibank N.A., New York	Wachovia Corp. 3.625%, 02/17/09	Sell	1.170	03/20/13	USD	7,000,000	(325,561)
UBS AG	XL Capital Assurance Inc. (no specified obligation)	Buy	(6.400)	12/20/12	USD	600,000	113,485
							$(330,749)

PORTFOLIO OF INVESTMENTS
ING Limited Maturity Bond Portfolio	as of March 31, 2008 (Unaudited) (continued)

ING Limited Maturity Bond Portfolio Open Futures Contracts on March 31, 2008

Contract Description	Number of Contracts	Notional Market Value ($)	Expiration Date	Unrealized Appreciation/ (Depreciation)
Long Contracts
90-Day Eurodollar	746	182,471,600	12/15/08	$(210,903)
U.S. Treasury 2-Year Note	563	120,851,474	06/30/08	328,475
				$117,572
Short Contracts
90-Day Eurodollar	746	(181,175,425)	12/14/09	$260,947
U.S. Treasury 5-Year Note	232	(26,502,376)	06/30/08	(85,806)
U.S. Treasury 10-Year Note	68	(8,088,813)	06/19/08	9,705
U.S. Treasury Long Bond	33	(3,920,297)	06/19/08	(66,082)
				$118,764

PORTFOLIO OF INVESTMENTS
ING Limited Maturity Bond Portfolio	as of March 31, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolios own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolios investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$32,151,105	$236,336
Level 2- Other Significant Observable Inputs	685,086,752	(444,234)
Level 3- Significant Unobservable Inputs	12,896,972	113,485
Total	$730,134,829	$(94,413)

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of March 31, 2008, were as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 12/31/07	$15,709,415	$(5,825)
Net purchases (sales)	(1,898,839)	—
Total realized and unrealized gain (loss)	(823,604)	119,310
Transfers in and/or out of Level 3	—	—
Balance at 03/31/08	$12,986,972	$113,485

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

PORTFOLIO OF INVESTMENTS
ING Liquid Assets Portfolio (1)	as of March 31, 2008 (Unaudited)

Principal Amount			Value
CERTIFICATES OF DEPOSIT: 2.8%

$6,000,000		Canadian Imperial Bank of Commerce, 5.000%, due 04/18/08	$5,999,239
44,000,000		UBS AG, 2.980%, due 02/20/09	44,000,000
		Total Certificates of Deposit
		(Cost $49,999,239)	49,999,239
COMMERCIAL PAPER: 44.9%

23,750,000		ANZ National International Ltd., 3.070%, due 05/21/08	23,648,733
30,200,000		ASB Finance, 3.250%, due 04/21/08	29,952,253
60,000,000		Barton Capital, LLC, 3.050%, due 04/02/08	59,994,917
32,000,000		Cafco, LLC, 2.900%, due 04/01/08	32,000,000
61,000,000		Concord Minutemen Capital Co., LLC, 5.130%, due 04/11/08	60,909,267
74,000,000		Crown Point Capital Co., 5.100%, due 04/16/08	73,921,403
33,500,000		Edison Asset Securitization, LLC, 2.650%, due 08/04/08	33,297,316
51,000,000		General Electric Capital Corp., 4.230%, due 09/02/08	50,619,349
10,000,000		Jupiter Securities Co., LLC, 3.050%, due 04/04/08	9,997,458
30,000,000		Natexis Bank, 3.040%, due 04/03/08	29,994,933
60,432,000	#	Old Line Funding, LLC, 3.200%, due 04/11/08	60,325,611
64,387,000		Park Ave., 3.150%, due 04/07/08	64,173,138
1,000,000		Royal Bank of Scotland, 3.900%, due 06/04/08	993,067
56,000,000		Thunder Bay, 3.140%, due 04/10/08	55,910,253
61,000,000	#	Tulip Funding Corp., 3.130%, due 05/07/08	60,867,096
47,500,000		Variable Funding, 3.110%, due 04/25/08	47,318,691
57,000,000		Windmill Funding, 4.500%, due 04/10/08	56,954,252
57,000,000		Yorktown Capital, LLC, 5.305%, due 04/01/08	56,742,307
		Total Commercial Paper
		(Cost $807,620,044)	807,620,044
CORPORATE BONDS/NOTES: 42.8%

9,000,000	@@, #	ABN Amro Bank NV, 4.001%, due 04/18/08	9,003,978
3,095,000	#	Allstate Financial Global Funding, 5.378%, due 06/20/08	3,075,515
5,000,000		Allstate Life Global Funding Trusts, 2.684%, due 08/27/08	5,000,190
6,455,000		American Express Bank FSB, 2.741%, due 05/07/08	6,454,922
11,500,000		American Express Bank FSB, 2.828%, due 10/16/08	11,487,313
3,000,000		American Express Bank FSB, 2.894%, due 11/24/08	2,979,995
7,000,000		American Express Credit Corp., 2.536%, due 08/20/08	7,000,047
28,450,000	#	American General Finance Corp., 2.878%, due 09/12/08	28,451,832
3,250,000	#	American Honda Finance Corp., 3.172%, due 11/07/08	3,247,492
3,000,000	C	American International Group, Inc., 5.530%, due 05/15/08	2,990,496
8,000,000	@@, #	ANZ National International Ltd., 4.447%, due 04/14/08	8,003,406
2,000,000	@@, #	ANZ National International Ltd., 5.302%, due 05/16/08	1,997,476
22,000,000	@@, #, C	Australia & New Zealand Banking Group Ltd., 3.351%, due 03/02/09	22,000,000
6,500,000	@@, #	Banco Santander Totta SA, 2.828%, due 08/15/08	6,500,110
13,750,000		Bank of America NA, 3.208%, due 04/03/09	13,750,000
6,250,000	#	Bank of New York Mellon Corp., 2.714%, due 05/27/08	6,250,000
3,700,000	@@, #	Bank of Scotland PLC, 2.779%, due 08/29/08	3,700,000
15,000,000	@@, #	Bank of Scotland PLC, 3.087%, due 12/01/08	15,044,869
1,245,000	@@, #	Bank of Scotland PLC, 4.950%, due 09/30/08	1,237,743
4,750,000		Bank One Corp., 5.384%, due 08/01/08	4,759,445
11,850,000		Bear Stearns Cos., Inc., 2.758%, due 08/28/08	11,850,000
11,000,000		Bear Stearns Cos., Inc., 2.841%, due 08/05/08	11,000,000
3,500,000		Bear Stearns Cos., Inc., 3.456%, due 04/29/08	3,500,444
6,750,000		Bear Stearns Cos., Inc., 5.573%, due 07/02/08	6,699,944
18,500,000	@@	BNP Paribas, 2.770%, due 06/16/08	18,512,528
12,000,000	@@	BNP Paribas, 4.032%, due 02/13/09	12,000,000
8,000,000		Citigroup Funding, Inc., 2.360%, due 10/03/08	7,990,539
1,000,000		Citigroup Funding, Inc., 3.256%, due 03/02/09	997,497
12,000,000		Citigroup, Inc., 3.162%, due 05/02/08	11,999,768
1,800,000		Citigroup, Inc., 3.291%, due 01/30/09	1,792,232
8,500,000		Citigroup, Inc., 3.536%, due 02/09/09	8,506,146
19,500,000	@@, #	Commonwealth Bank of Australia, 2.704%, due 12/18/08	19,488,833
16,500,000	L	Credit Suisse First Boston USA, Inc., 3.120%, due 12/09/08	16,495,167
4,500,000		Credit Suisse First Boston USA, Inc., 3.296%, due 01/15/09	4,520,056
4,000,000		Credit Suisse First Boston USA, Inc., 5.456%, due 06/01/08	4,006,826
11,700,000	@@, #	Danske Bank A/S, 2.506%, due 08/19/08	11,699,652
25,000,000		Deutsche Bank AG, 2.579%, due 06/19/08	25,001,374
7,000,000	@@	Deutsche Bank AG, 3.058%, due 01/09/09	6,984,944
3,000,000		General Electric Capital Corp., 2.420%, due 01/27/09	2,984,146
1,000,000		General Electric Capital Corp., 2.999%, due 05/01/08	1,000,368
18,000,000		Goldman Sachs Group LP, 3.030%, due 04/11/08	18,000,000
5,500,000		Goldman Sachs Group, Inc., 2.639%, due 12/23/08	5,471,176
17,250,000	#	Goldman Sachs Group, Inc., 2.888%, due 09/12/08	17,250,995

PORTFOLIO OF INVESTMENTS
ING Liquid Assets Portfolio (1)	as of March 31, 2008 (Unaudited) (continued)

Principal Amount			Value
CORPORATE BONDS/NOTES (continued)
$8,500,000		Goldman Sachs Group, Inc., 3.406%, due 07/29/08	$8,486,485
32,400,000	@@, #	HBOS Treasury Services PLC, 2.669%, due 06/24/08	32,400,000
12,250,000		HSBC Finance Corp., 3.236%, due 05/09/08	12,246,347
24,750,000		HSBC Finance Corp., 5.312%, due 06/17/08	24,805,784
6,000,000		JPMorgan Chase & Co., 3.162%, due 03/15/09	6,018,866
2,250,000		Lehman Brothers Holdings, Inc., 4.733%, due 04/02/08	2,249,996
2,100,000		Lehman Brothers Holdings, Inc., 5.448%, due 08/07/08	2,085,968
1,151,000		Lehman Brothers, Inc., 5.382%, due 04/15/08	1,151,481
2,000,000		MBNA Corp., 3.525%, due 05/05/08	2,000,818
1,200,000		Merrill Lynch & Co., Inc., 2.900%, due 06/16/08	1,194,775
39,500,000		Merrill Lynch & Co., Inc., 3.058%, due 08/22/08	39,480,169
5,664,000		Merrill Lynch & Co., Inc., 5.325%, due 04/21/08	5,658,958
7,000,000		Morgan Stanley, 2.790%, due 09/03/08	7,002,453
5,000,000		Morgan Stanley, 2.850%, due 09/03/08	4,999,998
7,300,000		Morgan Stanley, 3.361%, due 04/25/08	7,300,231
4,000,000		Morgan Stanley, 3.468%, due 05/14/08	4,001,851
2,250,000	C	Morgan Stanley, 5.473%, due 04/01/08	2,250,000
13,400,000		Royal Bank of Canada, 2.305%, due 04/02/08	13,399,968
4,000,000		Royal Bank of Scotland, 3.064%, due 04/03/08	3,999,949
11,000,000	@@, #	Royal Bank of Scotland Group PLC, 2.609%, due 08/20/08	11,001,050
8,500,000	@@, #	Santander U.S. Debt SA Unipersonal, 2.659%, due 09/19/08	8,493,731
2,500,000	@@, #	Santander U.S. Debt SA Unipersonal, 3.954%, due 10/21/08	2,499,935
5,000,000	@@, #	Santander U.S. Debt SA Unipersonal, 5.092%, due 10/21/08	4,990,711
12,000,000		SunTrust Bank, 2.901%, due 06/12/08	11,999,329
2,000,000		SunTrust Bank, 3.894%, due 04/21/08	2,001,102
2,500,000		SunTrust Bank, 4.729%, due 10/15/08	2,490,376
5,000,000		SunTrust Bank, 5.101%, due 06/01/08	5,015,947
11,500,000		Toyota Motor Credit Corp., 2.310%, due 10/20/08	11,462,443
21,000,000		Toyota Motor Credit Corp., 2.340%, due 06/16/08	21,001,026
5,000,000		Toyota Motor Credit Corp., 4.799%, due 05/06/08	4,991,510
7,000,000		Wachovia Bank NA, 2.320%, due 10/03/08	6,977,123
1,500,000		Wachovia Bank NA, 2.360%, due 02/23/09	1,491,288
20,500,000		Wachovia Bank NA, 2.645%, due 06/27/08	20,507,317
5,000,000		Wachovia Bank NA - Old, 4.653%, due 01/12/09	5,005,491
2,100,000		Wachovia Corp., 2.728%, due 10/28/08	2,099,462
7,000,000		Wachovia Corp., 3.787%, due 02/17/09	6,981,039
1,250,000		Wachovia Corp., 3.842%, due 08/15/08	1,248,417
25,800,000		Washington Mutual Bank, 3.981%, due 04/18/08	25,799,279
3,000,000	C	Wells Fargo & Co., 2.875%, due 08/15/08	3,002,561
11,000,000	#	Wells Fargo & Co., 2.898%, due 09/12/08	11,002,308
9,000,000	#	Westpac Banking Corp., 2.871%, due 07/11/08	9,001,408
5,200,000		Westpac Banking Corp., 2.999%, due 07/11/08	5,200,000
13,750,000	@@, #	Westpac Banking Corp., 3.278%, due 03/27/09	13,750,000
		Total Corporate Bonds/Notes
		(Cost $769,434,414)	769,434,414
U.S. GOVERNMENT AGENCY OBLIGATIONS: 3.8%

40,675,000		Federal Home Loan Bank, 2.125%, due 03/25/09	40,634,971
28,000,000		Federal Home Loan Bank, 2.125%, due 03/27/09	27,980,116
		Total U.S. Government Agency Obligations
		(Cost $68,615,087)	68,615,087

REPURCHASE AGREEMENTS: 5.8%

104,337,000		Deutsche Bank Repurchase Agreement dated 03/31/08, 2.250%, due 04/01/08, $104,343,521 to be received upon repurchase (Collateralized by $103,395,000 various U.S. Government Agency Obligations, 4.075%-5.630%, Market Value plus accrued interest $106,425,369, due 01/15/13 - 04/19/35)		104,337,000
		Total Repurchase Agreement
		(Cost $104,337,000)		104,337,000
SECURITIES LENDING COLLATERAL: 0.0%

520,000		Bank of New York Mellon Corp. Institutional Cash Reserves		520,000
		Total Securities Lending Collateral
		(Cost $520,000)		520,000
		Total Investments in Securities
		(Cost $1,800,525,784)*	100.1%	$1,800,525,784
		Other Assets and Liabilities - Net	(0.1)	(2,115,626)
		Net Assets	100.0%	$1,798,410,158

	(1)

All securities with a maturity date of greater than 13 months have either a variable rate, a demand feature, prerefunded, optional or mandatory put resulting in a maturity of one year or less. Rate shown reflects current rate.

	@@	Foreign Issuer
	#

Securities with purchases pursuant to Rule144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	L	Loaned security, a portion or all of the security is on loan at March 31, 2008.
	C	Bond may be called prior to maturity date.
	cc	Securities purchased with cash collateral for securities loaned.

	*	Cost for federal income tax purposes is the same as for financial statement purposes.

PORTFOLIO OF INVESTMENTS
ING Liquid Assets Portfolio (1)	as of March 31, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolios own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolios investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$—	$—
Level 2- Other Significant Observable Inputs	1,800,005,784	—
Level 3- Significant Unobservable Inputs	—	—
Total	$1,800,005,784	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of March 31, 2008, were as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 12/31/07	$—	$—
Net purchases (sales)	—	—
Total realized and unrealized gain (loss)	—	—
Transfers in and/or out of Level 3	—	—
Balance at 03/31/08	$—	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

PORTFOLIO OF INVESTMENTS
ING Lord Abbett Affiliated Portfolio	as of March 31, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 99.3%
		Agriculture: 1.2%
55,500		Archer-Daniels-Midland Co.	$2,284,380
12,000	@	Philip Morris International, Inc.	606,960
			2,891,340
		Airlines: 0.4%
112,057	@, L	Delta Airlines, Inc.	963,690
			963,690
		Banks: 11.3%
112,800		Bank of America Corp.	4,276,248
189,859	L	Bank of New York Mellon Corp.	7,922,816
31,100	L	Capital One Financial Corp.	1,530,742
58,700	L	PNC Financial Services Group, Inc.	3,848,959
36,600		SunTrust Bank	2,018,124
41,600	L	Wachovia Corp.	1,123,200
193,300	L	Wells Fargo & Co.	5,625,030
			26,345,119
		Beverages: 3.6%
38,550		Coca-Cola Co.	2,346,539
246,271		Coca-Cola Enterprises, Inc.	5,959,758
			8,306,297
		Biotechnology: 0.9%
48,400	@	Amgen, Inc.	2,022,152
			2,022,152
		Chemicals: 2.5%
36,700		Monsanto Co.	4,092,050
21,350		Praxair, Inc.	1,798,311
			5,890,361
		Coal: 0.2%
11,500		Peabody Energy Corp.	586,500
			586,500
		Commercial Services: 2.5%
233,700	@, L	Hertz Global Holdings, Inc.	2,818,422
28,100	@, L	Visa, Inc.	1,752,316
60,900		Western Union Co.	1,295,343
			5,866,081
		Computers: 2.6%
60,175		Hewlett-Packard Co.	2,747,591
218,581	@, L	Sun Microsystems, Inc.	3,394,563
			6,142,154
		Cosmetics/Personal Care: 2.0%
12,100		Colgate-Palmolive Co.	942,711
51,575		Procter & Gamble Co.	3,613,860
			4,556,571
		Diversified Financial Services: 8.7%
96,800		Charles Schwab Corp.	1,822,744
165,800		Fannie Mae	4,363,856
207,450		JPMorgan Chase & Co.	8,909,978
128,200		Merrill Lynch & Co., Inc.	5,222,868
			20,319,446
		Electric: 2.0%
61,500		PG&E Corp.	2,264,430
15,100		PPL Corp.	693,392
39,500	L	Progress Energy, Inc.	1,647,150
			4,604,972
		Electrical Components & Equipment: 1.8%
81,100		Emerson Electric Co.	4,173,406
			4,173,406
		Electronics: 0.1%
7,700	@, L	Avnet, Inc.	252,021
			252,021
		Environmental Control: 0.9%
60,213	L	Waste Management, Inc.	2,020,748
			2,020,748
		Food: 5.6%
18,900		ConAgra Foods, Inc.	452,655
30,900		General Mills, Inc.	1,850,292
4,600		Kellogg Co.	241,776
189,100		Kraft Foods, Inc.	5,863,991
147,400		Kroger Co.	3,743,960
14,900		WM Wrigley Jr. Co.	936,316
			13,088,990
		Healthcare - Products: 2.2%
317,500	@	Boston Scientific Corp.	4,086,225
12,000	@@	Covidien Ltd.	531,000
10,300		Medtronic, Inc.	498,211
			5,115,436

PORTFOLIO OF INVESTMENTS
ING Lord Abbett Affiliated Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Insurance: 3.7%
59,889		American International Group, Inc.	$2,590,199
99,900		AON Corp.	4,015,980
8,900	L	Metlife, Inc.	536,314
18,500		Prudential Financial, Inc.	1,447,625
			8,590,118
		Internet: 2.5%
284,676	@, L	IAC/InterActiveCorp.	5,909,874
			5,909,874
		Media: 0.4%
52,500		News Corp. - Class B	999,600
			999,600
		Mining: 3.7%
87,000	@@	Barrick Gold Corp.	3,780,150
15,900	@@, L	BHP Billiton Ltd. ADR	1,047,015
40,000		Freeport-McMoRan Copper & Gold, Inc.	3,848,800
			8,675,965
		Miscellaneous Manufacturing: 5.4%
17,845		Eaton Corp.	1,421,711
274,800		General Electric Co.	10,170,346
16,000		Honeywell International, Inc.	902,720
			12,494,777
		Oil & Gas: 8.4%
35,800		Chevron Corp.	3,055,888
27,000		Devon Energy Corp.	2,816,910
13,800		EOG Resources, Inc.	1,656,000
111,400		ExxonMobil Corp.	9,422,212
12,200		Occidental Petroleum Corp.	892,674
27,200		XTO Energy, Inc.	1,682,592
			19,526,276
		Oil & Gas Services: 1.9%
18,100	L	Halliburton Co.	711,873
22,450		Schlumberger Ltd.	1,953,150
27,000	L	Smith International, Inc.	1,734,210
			4,399,233
		Pharmaceuticals: 7.3%
114,900		Abbott Laboratories	6,336,735
58,500		Eli Lilly & Co.	3,018,015
42,600	L	Mylan Laboratories	494,160
110,200	@@, L	Teva Pharmaceutical Industries Ltd. ADR	5,090,138
47,431		Wyeth	1,980,719
			16,919,767
		Pipelines: 0.8%
48,400	L	El Paso Corp.	805,376
47,066		Spectra Energy Corp.	1,070,752
			1,876,128
		Retail: 6.5%
4,000		Costco Wholesale Corp.	259,880
61,800		CVS Caremark Corp.	2,503,518
42,100	L	Home Depot, Inc.	1,177,537
64,100	@, L	J Crew Group, Inc.	2,831,297
29,500	L	Staples, Inc.	652,245
50,600		Supervalu, Inc.	1,516,988
118,550		Wal-Mart Stores, Inc.	6,245,214
			15,186,679
		Software: 4.0%
204,100		Microsoft Corp.	5,792,358
180,600	@	Oracle Corp.	3,532,536
			9,324,894
		Telecommunications: 4.3%
150,480		AT&T, Inc.	5,763,384
38,700		Corning, Inc.	930,348
34,700	@, L	Juniper Networks, Inc.	867,500
63,000		Qualcomm, Inc.	2,583,000
			10,144,232
		Transportation: 1.9%
14,400	@@	Canadian National Railway Co.	695,808
50,900	L	United Parcel Service, Inc. - Class B	3,716,717
			4,412,525
		Total Common Stock
		(Cost $240,762,867)	231,605,352
PREFERRED STOCK: 0.3%
		Pharmaceuticals: 0.3%
872		Mylan, Inc.	753,722

		Total Preferred Stock
		(Cost $872,000)	753,722

		Total Long-Term Investments
		(Cost $241,634,867)	232,359,074

PORTFOLIO OF INVESTMENTS
ING Lord Abbett Affiliated Portfolio	as of March 31, 2008 (Unaudited) (continued)

Principal Amount				Value
SHORT-TERM INVESTMENTS: 19.8%
		U.S. Government Agency Obligations: 0.7%
$1,730,000	Z	Federal Home Loan Bank, 1.300% due 04/01/08		$1,729,938
		Total U.S. Government Agency Obligations
		(Cost $1,729,938)		1,729,938

		Securities Lending Collateral(cc): 19.1%
44,460,000		Bank of New York Mellon Corp. Institutional Cash Reserves		44,460,000
		Total Securities Lending Collateral
		(Cost $44,460,000)		44,460,000
		Total Short-Term Investments
		(Cost $46,189,938)		46,189,938
		Total Investments in Securities
		(Cost $287,824,805)*	119.4%	$278,549,012
		Other Assets and Liabilities - Net	(19.4)	(45,246,606)
		Net Assets	100.0%	$233,302,406

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2008.
	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

	*	Cost for federal income tax purposes is $289,885,981.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$8,226,448
		Gross Unrealized Depreciation		(19,563,417)
		Net Unrealized Depreciation		$(11,336,969)

PORTFOLIO OF INVESTMENTS
ING Lord Abbett Affiliated Portfolio	as of March 31, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolios own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolios investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$231,605,353	$—
Level 2- Other Significant Observable Inputs	2,483,659	—
Level 3- Significant Unobservable Inputs	—	—
Total	$234,089,012	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of March 31, 2008, were as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 12/31/07	$—	$—
Net purchases (sales)	—	—
Total realized and unrealized gain (loss)	—	—
Transfers in and/or out of Level 3	—	—
Balance at 03/31/08	$—	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

PORTFOLIO OF INVESTMENTS
ING Marsico Growth Portfolio	as of March 31, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 85.0%
		Aerospace/Defense: 6.0%
361,720		General Dynamics Corp.	$30,156,596
322,207	L	Lockheed Martin Corp.	31,995,155
			62,151,751
		Auto Manufacturers: 1.5%
157,747	@@, L	Toyota Motor Corp. ADR	15,915,095
			15,915,095
		Banks: 5.0%
40,899,000	@@	Industrial and Commercial Bank of China Ltd.	28,802,872
780,978	L	Wells Fargo & Co.	22,726,460
			51,529,332
		Beverages: 2.7%
189,606	L	Coca-Cola Co.	11,541,317
559,263	@@	Heineken NV ADR	16,301,398
			27,842,715
		Biotechnology: 3.0%
386,266	@, L	Genentech, Inc.	31,357,074
			31,357,074
		Chemicals: 6.3%
97,419		Air Products & Chemicals, Inc.	8,962,548
346,459		Monsanto Co.	38,630,179
211,425		Praxair, Inc.	17,808,328
			65,401,055
		Commercial Services: 1.9%
88,478		Mastercard, Inc.	19,729,709
			19,729,709
		Diversified Financial Services: 6.1%
179,959		Goldman Sachs Group, Inc.	29,763,419
672,581		JPMorgan Chase & Co.	28,887,354
117,953	L	Merrill Lynch & Co., Inc.	4,805,405
			63,456,178
		Energy - Alternate Sources: 0.4%
41,000	@, @@	Vestas Wind Systems A/S	4,513,129
			4,513,129
		Engineering & Construction: 0.7%
125,623	@, L	McDermott International, Inc.	6,886,653
			6,886,653
		Food: 0.6%
893,659	@@	Tesco PLC	6,735,112
			6,735,112
		Healthcare - Services: 2.7%
809,502		UnitedHealth Group, Inc.	27,814,489
			27,814,489
		Internet: 3.1%
72,786	@, L	Google, Inc. - Class A	32,060,049
			32,060,049
		Lodging: 4.4%
272,724	@, L	Las Vegas Sands Corp.	20,083,395
239,666	@, L	MGM Mirage	14,085,171
114,045	@, L	Wynn Resorts Ltd.	11,477,489
			45,646,055
		Machinery - Diversified: 0.5%
59,031		Deere & Co.	4,748,454
			4,748,454
		Metal Fabricate/Hardware: 0.4%
42,757	L	Precision Castparts Corp.	4,364,635
			4,364,635
		Miscellaneous Manufacturing: 2.4%
603,380	L	General Electric Co.	22,331,094
40,176	L	Honeywell International, Inc.	2,266,730
			24,597,824
		Oil & Gas: 2.7%
272,706	@@, L	Petroleo Brasileiro SA ADR	27,846,010
			27,846,010
		Oil & Gas Services: 6.0%
86,687	@, L	Cameron International Corp.	3,609,647
19,662	@, L	FMC Technologies, Inc.	1,118,571
331,769	L	Schlumberger Ltd.	28,863,903
193,963	@, L	Transocean, Inc.	26,223,798
41,584	@, L	Weatherford International Ltd.	3,013,592
			62,829,511
		Pharmaceuticals: 2.9%
302,706	@, L	Amylin Pharmaceuticals, Inc.	8,842,042
575,461		Merck & Co., Inc.	21,838,745
			30,680,787
		Real Estate: 1.3%
313,011	L	St. Joe Co.	13,437,562
			13,437,562

PORTFOLIO OF INVESTMENTS
ING Marsico Growth Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares				Value
		Retail: 11.6%
87,729	L	Costco Wholesale Corp.		$5,699,753
612,577		CVS Caremark Corp.		24,815,494
661,395		Lowe’s Cos., Inc.		15,172,401
771,551	L	McDonald’s Corp.		43,029,398
113,202	@, L	Starbucks Corp.		1,981,035
799,956		Yum! Brands, Inc.		29,766,363
				120,464,444
		Telecommunications: 8.7%
509,454	@@	America Movil SA de CV ADR		32,447,125
653,285		AT&T, Inc.		25,020,816
1,722,000	@@	China Mobile Ltd.		25,872,551
181,020		Qualcomm, Inc.		7,421,820
				90,762,312
		Transportation: 4.1%
134,236		Norfolk Southern Corp.		7,291,700
279,487		Union Pacific Corp.		35,042,080
				42,333,780
		Total Common Stock
		(Cost $749,732,178)		883,103,715

Principal Amount				Value
SHORT-TERM INVESTMENTS: 40.4%
		U.S. Government Agency Obligations: 13.9%
$144,518,000	L, Z	Federal Home Loan Bank, 1.300%, due 04/01/08		$144,512,782
		Total U.S. Government Agency Obligations
		(Cost $144,512,782)		144,512,782

		Securities Lending Collateral(cc): 26.5%
275,476,000		Bank of New York Mellon Corp. Institutional Cash Reserves		275,476,000
		Total Securities Lending Collateral
		(Cost $275,476,000)		275,476,000
		Total Short-Term Investments
		(Cost $419,988,782)		419,988,782
		Total Investments in Securities
		(Cost $1,169,720,960)*	125.4%	$1,303,092,497
		Other Assets and Liabilities - Net	(25.4)	(263,928,289)
		Net Assets	100.0%	$1,039,164,208

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at March 31, 2008.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
*	Cost for federal income tax purposes is $1,173,894,850.
Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$163,587,349
	Gross Unrealized Depreciation	(34,389,702)
	Net Unrealized Appreciation	$129,197,647

PORTFOLIO OF INVESTMENTS
ING Marsico Growth Portfolio	as of March 31, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolios own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolios investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$866,802,318	$—
Level 2- Other Significant Observable Inputs	160,814,179	—
Level 3- Significant Unobservable Inputs	—	—
Total	$1,027,616,497	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of March 31, 2008, were as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 12/31/07	$—	$—
Net purchases (sales)	—	—
Total realized and unrealized gain (loss)	—	—
Transfers in and/or out of Level 3	—	—
Balance at 03/31/08	$—	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

PORTFOLIO OF INVESTMENTS
ING Marsico International Opportunities Portfolio	as of March 31, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 94.7%
		Australia: 1.5%
293,669		CSL Ltd.	$9,954,923
			9,954,923
		Brazil: 7.9%
296,705		All America Latina Logistica SA	2,976,012
968,400		Bovespa Holding SA	13,107,369
325,486	@	Gafisa SA	5,397,870
203,239	L	Petroleo Brasileiro SA ADR	20,752,734
73,588	L	Uniao de Bancos Brasileiros SA GDR	8,583,304
			50,817,289
		Canada: 5.3%
40,753		Potash Corp. of Saskatchewan	6,325,273
151,378	@, L	Research In Motion Ltd.	16,989,153
300,962		Rogers Communications, Inc. - Class B (Canadian Denominated Security)	10,825,191
			34,139,617
		Denmark: 1.3%
75,034	@	Vestas Wind Systems A/S	8,259,467
			8,259,467
		France: 11.6%
88,020		Accor SA	6,426,553
45,074		Alstom	9,764,195
172,347		AXA SA	6,233,305
28,828	@	Compagnie Generale de Geophysique SA	7,170,859
102,781		Groupe Danone	9,190,356
282,770		JC Decaux SA	8,323,279
46,408		PPR	6,881,091
301,652		Veolia Environnement	21,050,364
			75,040,002
		Germany: 4.5%
234,727		Continental AG	24,069,271
147,491	@	GEA Group AG	4,968,972
			29,038,243
		Hong Kong: 5.6%
646,000		China Merchants Holdings International Co., Ltd.	3,097,202
886,000		China Mobile Ltd.	13,311,893
5,328,400		CNOOC Ltd.	7,849,811
515,000		Esprit Holdings Ltd.	6,249,173
2,206,000		Shangri-La Asia Ltd.	6,014,676
			36,522,755
		India: 1.3%
220,394	L	ICICI Bank Ltd. ADR	8,416,847
			8,416,847
		Ireland: 0.5%
260,438		Anglo Irish Bank Corp. PLC	3,479,773
			3,479,773
		Israel: 1.4%
203,125	L	Teva Pharmaceutical Industries Ltd. ADR	9,382,344
			9,382,344
		Japan: 7.6%
138,886		Daikin Industries Ltd.	6,053,394
324,000		Daiwa Securities Group, Inc.	2,829,574
447,000		Fujitsu Ltd.	2,956,211
115,576		Hitachi Construction Machinery Co., Ltd.	2,930,912
1,488,000		Marubeni Corp.	10,948,868
29,700		Nintendo Co., Ltd.	15,539,177
163,000		Sumitomo Realty & Development Co., Ltd.	2,903,944
55,000		Yamada Denki Co., Ltd.	4,795,298
			48,957,378
		Mexico: 5.8%
434,607		America Movil SA de CV ADR	27,680,120
363,677	@, L	Cemex SA de CV ADR	9,499,243
			37,179,363
		Netherlands: 2.6%
286,290		Heineken NV	16,627,618
			16,627,618
		Singapore: 1.0%
1,344,000		CapitaLand Ltd.	6,281,353
			6,281,353
		South Africa: 1.3%
551,295		MTN Group Ltd.	8,380,472
			8,380,472
		South Korea: 2.5%
25,710		Samsung Electronics Co., Ltd.	16,257,782
			16,257,782
		Spain: 1.3%
289,068		Telefonica SA	8,305,545
			8,305,545

PORTFOLIO OF INVESTMENTS
ING Marsico International Opportunities Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares				Value
		Switzerland: 18.2%
486,184		ABB Ltd.		$13,103,716
124,440	@	Actelion Ltd. - Reg		6,791,470
418,348		Credit Suisse Group		21,301,402
200,723		Holcim Ltd.		21,082,695
161,244		Julius Baer Holding AG - Reg		11,902,162
135,739		Lonza Group AG		18,007,809
35,016		Nestle SA		17,502,489
40,734		Roche Holding AG		7,677,133
				117,368,876
		Taiwan: 0.7%
829,000		HON HAI Precision Industry Co., Ltd.		4,772,718
				4,772,718
		United Kingdom: 11.4%
278,828		BG Group PLC		6,460,790
1,824,664		British Sky Broadcasting PLC		20,174,707
80,129		Johnson Matthey PLC		3,191,626
846,098		Man Group PLC		9,313,691
184,658		Reckitt Benckiser PLC		10,239,879
55,803		Rio Tinto PLC		5,799,379
2,431,894		Tesco PLC		18,328,108
				73,508,180
		United States: 1.4%
125,871	@, L	Las Vegas Sands Corp.		9,269,140
				9,269,140
		Total Common Stock
		(Cost $596,080,255)		611,959,685

Principal Amount				Value
SHORT-TERM INVESTMENTS: 27.7%
		U.S. Government Agency Obligations: 12.2%
$78,991,000	L, Z	Federal Home Loan Bank, 1.300%, due 04/01/08		$78,988,148
		Total U.S. Government Agency Obligations
		(Cost $78,988,148)		78,988,148

		Securities Lending Collateral(cc): 15.5%
100,049,000		Bank of New York Mellon Corp. Institutional Cash Reserves		100,049,000
		Total Securities Lending Collateral
		(Cost $100,049,000)		100,049,000
		Total Short-Term Investments
		(Cost $179,037,148)		179,037,148
		Total Investments in Securities
		(Cost $775,117,403)*	122.4%	$790,996,833
		Other Assets and Liabilities - Net	(22.4)	(144,926,065)
		Net Assets	100.0%	$646,070,768

@	Non-income producing security
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at March 31, 2008.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
*	Cost for federal income tax purposes is $777,339,957.
Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$39,199,782
	Gross Unrealized Depreciation	(25,542,906)
	Net Unrealized Appreciation	$13,656,876

PORTFOLIO OF INVESTMENTS
ING Marsico International Opportunities Portfolio	as of March 31, 2008 (Unaudited) (continued)

Industry	Percentage of Net Assets
Advertising	1.3%
Apparel	1.0
Auto Parts & Equipment	3.7
Banks	5.0
Beverages	2.6
Biotechnology	1.5
Building Materials	5.7
Chemicals	4.3
Computers	3.1
Distribution/Wholesale	1.7
Diversified Financial Services	7.2
Electronics	0.7
Energy - Alternate Sources	1.3
Engineering & Construction	2.0
Food	7.0
Holding Companies - Diversified	1.2
Home Builders	0.8
Household Products/Wares	1.6
Insurance	1.0
Lodging	3.4
Machinery - Construction & Mining	0.4
Machinery - Diversified	1.5
Media	4.8
Mining	0.9
Oil & Gas	5.4
Oil & Gas Services	1.1
Pharmaceuticals	3.7
Real Estate	1.4
Retail	1.8
Semiconductors	2.5
Telecommunications	8.9
Toys/Games/Hobbies	2.4
Transportation	0.5
Water	3.3
Short-Term Investments	27.7
Other Assets and Liabilities - Net	(22.4)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Marsico International Opportunities Portfolio	as of March 31, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 ("SFAS 157"), "Fair Value Measurements." This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles ("GAAP"), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolios own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolios investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$611,959,685	$—
Level 2- Other Significant Observable Inputs	78,988,148	—
Level 3- Significant Unobservable Inputs	—	—
Total	$690,947,833	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of March 31, 2008, were as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 12/31/07	$—	$—
Net purchases (sales)	—	—
Total realized and unrealized gain (loss)	—	—
Transfers in and/or out of Level 3	—	—
Balance at 03/31/08	$—	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio	as of March 31, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 57.2%
		Advertising: 0.4%
112,500		Omnicom Group	$4,970,250
			4,970,250
		Aerospace/Defense: 2.7%
212,250		Lockheed Martin Corp.	21,076,425
55,520		Northrop Grumman Corp.	4,320,011
12,380		Raytheon Co.	799,872
160,950		United Technologies Corp.	11,076,579
			37,272,887
		Agriculture: 1.4%
235,810	S	Altria Group, Inc.	5,234,982
266,610	@	Philip Morris International, Inc.	13,485,134
			18,720,116
		Apparel: 0.6%
130,430	L	Nike, Inc.	8,869,240
			8,869,240
		Auto Parts & Equipment: 0.4%
174,770		Johnson Controls, Inc.	5,907,226
			5,907,226
		Banks: 3.7%
434,210	L	Bank of America Corp.	16,460,897
302,106	L	Bank of New York Mellon Corp.	12,606,883
132,350	L	PNC Financial Services Group, Inc.	8,678,190
85,320		State Street Corp.	6,740,280
90,200		SunTrust Bank	4,973,628
28,200		UnionBanCal Corp.	1,384,056
			50,843,934
		Beverages: 1.0%
316,927	@@	Diageo PLC	6,413,545
35,400	@@	Heineken NV	2,056,019
79,550		PepsiCo, Inc.	5,743,510
			14,213,074
		Biotechnology: 0.5%
75,740	@	Amgen, Inc.	3,164,417
43,850	@	Genzyme Corp.	3,268,579
			6,432,996
		Building Materials: 0.3%
178,762	L	Masco Corp.	3,544,850
			3,544,850
		Chemicals: 1.1%
52,550		Air Products & Chemicals, Inc.	4,834,600
128,120		PPG Industries, Inc.	7,752,541
13,160	L	Praxair, Inc.	1,108,467
31,320	L	Sherwin-Williams Co.	1,598,573
			15,294,181
		Commercial Services: 0.9%
114,890	@@, L	Accenture Ltd.	4,040,681
64,460	L	Automatic Data Processing, Inc.	2,732,459
89,610	@	Visa, Inc.	5,588,080
			12,361,220
		Computers: 1.4%
117,610		Hewlett-Packard Co.	5,370,073
117,890	L	International Business Machines Corp.	13,573,855
			18,943,928
		Cosmetics/Personal Care: 0.7%
139,470		Procter & Gamble Co.	9,772,663
			9,772,663
		Distribution/Wholesale: 0.6%
69,360	@, L	Wesco International, Inc.	2,530,946
67,510	L	WW Grainger, Inc.	5,157,089
			7,688,035
		Diversified Financial Services: 4.2%
112,530	S, L	American Express Co.	4,919,812
327,086		Citigroup, Inc.	7,006,182
333,800	@, L	E*Trade Financial Corp.	1,288,468
69,740		Franklin Resources, Inc.	6,764,083
49,090		Goldman Sachs Group, Inc.	8,118,995
315,790		JPMorgan Chase & Co.	13,563,181
31,860		Legg Mason, Inc.	1,783,523
104,340	L	Lehman Brothers Holdings, Inc.	3,927,358
113,070		Merrill Lynch & Co., Inc.	4,606,472
81,810	@@, L	UBS AG - New	2,356,128
116,179	@@	UBS AG - Reg	3,382,907
			57,717,109
		Electric: 2.9%
105,330		American Electric Power Co., Inc.	4,384,888
50,160	L	CMS Energy Corp.	679,166

PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Electric (continued)
81,230		Dominion Resources, Inc.	$3,317,433
128,920	L	DPL, Inc.	3,305,509
20,350	L	Entergy Corp.	2,219,778
125,092		FPL Group, Inc.	7,848,272
102,470	@, L	NRG Energy, Inc.	3,995,305
76,820		Pepco Holdings, Inc.	1,898,990
181,620		PG&E Corp.	6,687,248
19,520		PPL Corp.	896,358
126,180		Public Service Enterprise Group, Inc.	5,071,174
			40,304,121
		Electronics: 0.1%
199,740	@, @@	Flextronics International Ltd.	1,875,559
			1,875,559
		Food: 2.5%
185,810		General Mills, Inc.	11,126,303
104,580		Kellogg Co.	5,496,725
84,780	L	Kroger Co.	2,153,412
23,294	@@	Nestle SA	11,643,334
141,060		Safeway, Inc.	4,140,111
			34,559,885
		Forest Products & Paper: 0.2%
45,810	@	Jefferson Smurfit Corp.	352,737
88,940		MeadWestvaco Corp.	2,420,947
			2,773,684
		Gas: 0.5%
124,080		Sempra Energy	6,610,982
			6,610,982
		Hand/Machine Tools: 0.2%
78,530		Kennametal, Inc.	2,311,138
			2,311,138
		Healthcare - Products: 1.4%
111,140	@, L	Advanced Medical Optics, Inc.	2,256,142
232,300	@, L	Boston Scientific Corp.	2,989,701
33,110	L	Cooper Cos., Inc.	1,139,977
196,840		Johnson & Johnson	12,769,011
			19,154,831
		Healthcare - Services: 0.8%
31,470	@	DaVita, Inc.	1,503,007
102,690		UnitedHealth Group, Inc.	3,528,428
124,980	@	WellPoint, Inc.	5,515,367
			10,546,802
		Home Builders: 0.5%
125,030	L	D.R. Horton, Inc.	1,969,223
107,000	L	Pulte Homes, Inc.	1,556,850
159,220	@, L	Toll Brothers, Inc.	3,738,486
			7,264,559
		Home Furnishings: 0.1%
21,860	L	Whirlpool Corp.	1,897,011
			1,897,011
		Household Products/Wares: 0.5%
66,570		Clorox Co.	3,770,525
122,720	@, L	Jarden Corp.	2,667,933
			6,438,458
		Insurance: 4.9%
324,540	S	Allstate Corp.	15,597,392
51,220	L	American International Group, Inc.	2,215,265
20,110		AON Corp.	808,422
33,820		Chubb Corp.	1,673,414
261,590	@, L	Conseco, Inc.	2,668,218
540,340		Genworth Financial, Inc.	12,233,298
84,320	L	Hartford Financial Services Group, Inc.	6,388,926
102,180	@@, L	Max Re Capital Ltd.	2,676,094
111,850		MBIA, Inc.	1,366,807
253,740	L	Metlife, Inc.	15,290,372
23,620	L	Principal Financial Group, Inc.	1,316,106
23,250		Prudential Financial, Inc.	1,819,313
85,300		Travelers Cos., Inc.	4,081,605
			68,135,232
		Investment Companies: 0.1%
21,070	L	American Capital Strategies Ltd.	719,751
60,030	I	KKR Private Equity Investors LP	741,371
			1,461,122
		Iron/Steel: 0.1%
22,570	L	Allegheny Technologies, Inc.	1,610,595
			1,610,595
		Leisure Time: 0.7%
56,440	L	Harley-Davidson, Inc.	2,116,500
237,450	L	Royal Caribbean Cruises Ltd.	7,812,105
			9,928,605
		Lodging: 0.1%
79,600		Wyndham Worldwide Corp.	1,646,128
			1,646,128

PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Machinery - Diversified: 0.1%
29,303	L	Rockwell Automation, Inc.	$1,682,578
			1,682,578
		Media: 0.8%
18,972	L	EW Scripps Co.	797,014
145,000	@	Time Warner Cable, Inc.	3,622,100
156,370		Walt Disney Co.	4,906,891
96,460	@@	WPP Group PLC	1,151,590
			10,477,595
		Metal Fabricate/Hardware: 0.3%
157,650		Timken Co.	4,685,358
			4,685,358
		Mining: 0.2%
23,300	@@, L	Cameco Corp.	767,502
33,290	@, L	Century Aluminum Co.	2,205,130
			2,972,632
		Miscellaneous Manufacturing: 1.4%
15,730		3M Co.	1,245,030
10,370		Eaton Corp.	826,178
290,203		General Electric Co.	10,740,413
145,270	@@, L	Ingersoll-Rand Co.	6,476,137
			19,287,758
		Oil & Gas: 7.9%
38,907		Anadarko Petroleum Corp.	2,452,308
113,530		Apache Corp.	13,716,695
28,017		Chevron Corp.	2,391,531
45,730		ConocoPhillips	3,485,083
105,460		Devon Energy Corp.	11,002,642
22,370		EOG Resources, Inc.	2,684,400
333,854		ExxonMobil Corp.	28,237,371
154,180	L	Hess Corp.	13,595,592
174,190		Marathon Oil Corp.	7,943,064
72,104	L	Noble Corp.	3,581,406
20,120	@@	Royal Dutch Shell PLC ADR - Class A	1,387,878
40,600	L	Sunoco, Inc.	2,130,282
227,640	@@	Total SA ADR	16,847,636
			109,455,888
		Oil & Gas Services: 0.1%
40,390	L	Halliburton Co.	1,588,539
			1,588,539
		Pharmaceuticals: 2.3%
22,310	S	Abbott Laboratories	1,230,397
61,870	@@	GlaxoSmithKline PLC	1,308,680
267,490		Merck & Co., Inc.	10,151,246
19,120	@@, L	Merck KGaA	2,373,860
78,760		Pfizer, Inc.	1,648,447
356,680		Wyeth	14,894,957
			31,607,587
		Pipelines: 0.6%
175,420		El Paso Corp.	2,918,989
154,960	L	Williams Cos., Inc.	5,110,581
			8,029,570
		Retail: 2.4%
15,630		Advance Auto Parts, Inc.	532,202
223,128		CVS Caremark Corp.	9,038,915
498,170	L	Macy’s, Inc.	11,487,800
50,200	L	Petsmart, Inc.	1,026,088
210,530	L	Staples, Inc.	4,654,818
86,740		Walgreen Co.	3,303,927
59,050		Wal-Mart Stores, Inc.	3,110,754
			33,154,504
		Savings & Loans: 0.5%
402,174	L	New York Community Bancorp., Inc.	7,327,610
			7,327,610
		Semiconductors: 0.8%
429,900		Intel Corp.	9,105,282
5,916	@@, #	Samsung Electronics GDR	1,860,791
			10,966,073
		Software: 0.9%
61,620	L	Fidelity National Information Services, Inc.	2,350,187
492,538	@, L	Oracle Corp.	9,634,043
			11,984,230
		Telecommunications: 2.7%
438,536		AT&T, Inc.	16,795,929
12,110	@, L	Cisco Systems, Inc.	291,730
195,920		Embarq Corp.	7,856,392
67,316	@, @@	Nortel Networks Corp.	450,344
1,161,390	L	Qwest Communications International, Inc.	5,261,097
26,690	@@	TELUS Corp.	1,124,597
76,920		Verizon Communications, Inc.	2,803,734
86,975	@@	Vodafone Group PLC ADR	2,566,632
			37,150,455

PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Transportation: 0.7%
51,660		Burlington Northern Santa Fe Corp.	4,764,085
43,909		Norfolk Southern Corp.	$2,385,137
42,610	L	United Parcel Service, Inc. - Class B	3,111,382
			10,260,604
		Total Common Stock
		(Cost $801,401,188)	789,701,402

Principal Amount			Value
CORPORATE BONDS/NOTES: 10.1%
		Auto Parts & Equipment: 0.1%
$1,401,000	C	Johnson Controls, Inc., 5.500%, due 01/15/16	$1,430,033
			1,430,033
		Banks: 0.9%
617,000		Bank of America Corp., 5.490%, due 03/15/19	599,138
558,000	@@, #, C	BNP Paribas, 7.195%, due 06/29/49	495,594
1,268,000		Capital One Financial Corp., 6.150%, due 09/01/16	1,066,472
1,460,000	@@, #	Commonwealth Bank of Australia, 5.000%, due 11/06/12	1,526,798
1,238,000	@@, #, C	DBS Capital Funding Corp., 7.657%, due 03/31/49	1,245,152
846,000	@@, #, C	Nordea Bank AB, 5.424%, due 04/20/55	794,918
932,000		PNC Funding Corp., 5.625%, due 02/01/17	889,501
320,000	@@, #, C	Royal Bank of Scotland Group PLC, 6.990%, due 10/05/17	272,093
1,280,000	@@, #	Unicredit Luxembourg Finance SA, 6.000%, due 10/31/17	1,270,289
1,619,000	@@, #, C	Unicredito Italiano Capital Trust II, 9.200%, due 10/29/49	1,596,072
687,000	L	Wachovia Corp., 5.250%, due 08/01/14	679,476
2,157,000	@@, #, C	Woori Bank, 6.125%, due 05/03/16	2,120,407
			12,555,910
		Beverages: 0.3%
2,048,000	@@	Diageo Finance BV, 5.500%, due 04/01/13	2,150,345
2,409,000	#, C	Miller Brewing Co., 5.500%, due 08/15/13	2,563,309
			4,713,654
		Building Materials: 0.0%
104,000	C	CRH America, Inc., 6.950%, due 03/15/12	109,079
			109,079
		Chemicals: 0.1%
1,430,000	C	PPG Industries, Inc., 5.750%, due 03/15/13	1,476,804
			1,476,804
		Commercial Services: 0.1%
1,893,000	C	Western Union Co., 5.400%, due 11/17/11	1,940,675
			1,940,675
		Diversified Financial Services: 1.6%
1,788,000		American Express Co., 5.500%, due 09/12/16	1,729,661
1,754,000	@@, #, C	BAE Systems Holdings, Inc., 5.200%, due 08/15/15	1,780,282
157,000	C	CIT Group, Inc., 6.100%, due 03/15/67	70,038
904,000	C	Fund American Cos., Inc., 5.875%, due 05/15/13	943,369
565,000	L	General Electric Capital Corp., 5.375%, due 10/20/16	574,702
421,000		General Electric Capital Corp., 5.450%, due 01/15/13	441,413
1,624,000		Goldman Sachs Group, Inc., 5.625%, due 01/15/17	1,560,594
1,293,000	L	HSBC Finance Corp., 5.250%, due 01/14/11	1,289,363
1,603,000	C, L	Lehman Brothers Holdings, Inc., 6.500%, due 07/19/17	1,524,876
1,159,000	C	Merrill Lynch & Co., Inc., 6.110%, due 01/29/37	918,775
753,000	#, C, L	Mizuho Capital Investment 1 Ltd., 6.686%, due 01/25/49	638,765
927,000	C	Morgan Stanley, 5.750%, due 10/18/16	897,896
1,226,000	C	Morgan Stanley, 6.750%, due 04/15/11	1,285,985
1,346,000	@@, C	MUFG Capital Finance 1 Ltd., 6.346%, due 12/31/49	1,098,522
398,000	#, C	Natexis Ambs Co., LLC, 8.440%, due 12/29/49	403,202
1,883,000	@@	ORIX Corp., 5.480%, due 11/22/11	1,824,881
1,782,000	C, L	UBS Preferred Funding Trust V, 6.243%, due 05/15/49	1,492,676
1,310,000	@@	UFJ Finance Aruba AEC, 6.750%, due 07/15/13	1,458,846
517,000	#, C	ZFS Finance USA Trust IV, 5.875%, due 05/09/32	490,893
1,710,000	#, C	ZFS Finance USA Trust V, 6.500%, due 05/09/37	1,545,720
			21,970,459
		Electric: 1.4%
1,971,000	C	Bruce Mansfield Unit, 6.850%, due 06/01/34	2,066,594
1,640,000	@@, #, C	EDP Finance BV, 6.000%, due 02/02/18	1,678,345
1,630,000	@@, #, C	Enel Finance International SA, 6.250%, due 09/15/17	1,694,141
740,000	C	Exelon Generation Co., LLC, 6.200%, due 10/01/17	734,508
2,181,000	C	Exelon Generation Co., LLC, 6.950%, due 06/15/11	2,315,504
1,938,000	C	FirstEnergy Corp., 6.450%, due 11/15/11	2,030,247
2,198,000	@@	Hydro Quebec, 6.300%, due 05/11/11	2,404,568
755,000	C	Midamerican Energy Holdings Co., 3.500%, due 05/15/08	754,923
352,000	C	Midamerican Energy Holdings Co., 5.875%, due 10/01/12	372,332
1,274,000	C	Midamerican Energy Holdings Co., 6.125%, due 04/01/36	1,235,400
377,000	C	Midamerican Funding, LLC, 6.927%, due 03/01/29	401,731
354,000	C	Pacific Gas & Electric Co., 4.800%, due 03/01/14	357,523
755,000	C	PSEG Power, LLC, 5.500%, due 12/01/15	750,054
991,000	C	PSEG Power, LLC, 6.950%, due 06/01/12	1,061,054
1,319,000	C	TXU Electric Delivery Co., 7.000%, due 09/01/22	1,266,074
			19,122,998
		Environmental Control: 0.1%
1,095,000	C	Waste Management, Inc., 7.375%, due 08/01/10	1,154,201
			1,154,201

PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio	as of March 31, 2008 (Unaudited) (continued)

Principal Amount			Value
		Food: 0.1%
$468,000	C	Kroger Co., 5.000%, due 04/15/13	$471,119
290,000	C	Kroger Co., 6.400%, due 08/15/17	306,599
			777,718
		Hand/Machine Tools: 0.1%
1,283,000	C	Kennametal, Inc., 7.200%, due 06/15/12	1,406,657
			1,406,657
		Healthcare - Products: 0.1%
1,134,000	C	Baxter International, Inc., 5.900%, due 09/01/16	1,198,937
530,000	@@, #, C	Covidien International Finance SA, 6.000%, due 10/15/17	547,262
			1,746,199
		Healthcare - Services: 0.0%
112,000	C	HCA, Inc., 8.750%, due 09/01/10	112,560
			112,560
		Holding Companies - Diversified: 0.0%
543,000	#, C	Capmark Financial Group, Inc., 5.875%, due 05/10/12	344,313
			344,313
		Household Products/Wares: 0.1%
1,424,000	C	Fortune Brands, Inc., 5.125%, due 01/15/11	1,426,563
			1,426,563
		Insurance: 0.4%
202,000	C	Allstate Corp., 5.550%, due 05/09/35	170,738
1,077,000	C	Allstate Corp., 6.125%, due 12/15/32	1,031,464
1,323,000	C	American International Group, Inc., 6.250%, due 03/15/37	1,074,922
1,854,000	C	Chubb Corp., 6.375%, due 03/29/37	1,729,849
1,079,000	C	Metlife, Inc., 6.400%, due 12/15/36	859,866
			4,866,839
		Lodging: 0.2%
1,429,000	C	Marriott International, Inc., 6.375%, due 06/15/17	1,420,988
942,000	C	Wyndham Worldwide Corp., 6.000%, due 12/01/16	861,745
			2,282,733
		Machinery - Construction & Mining: 0.1%
1,423,000	@@, #, C	Atlas Copco AB, 5.600%, due 05/22/17	1,422,388
			1,422,388
		Media: 0.5%
1,320,000	C	CBS Corp., 6.625%, due 05/15/11	1,347,391
1,431,000	C	COX Communications, Inc., 4.625%, due 06/01/13	1,376,012
1,329,000	C	Hearst-Argyle Television, Inc., 7.500%, due 11/15/27	1,359,825
819,000		News America Holdings, 8.500%, due 02/23/25	952,026
1,029,000		Time Warner Entertainment Co. LP, 8.375%, due 07/15/33	1,161,064
			6,196,318
		Mining: 0.1%
1,379,000	@@, C, L	Vale Overseas Ltd., 6.250%, due 01/23/17	1,376,763
			1,376,763
		Miscellaneous Manufacturing: 0.1%
750,000		General Electric Co., 5.250%, due 12/06/17	750,373
1,182,000	@@, #, C	Tyco Electronics Group SA, 6.550%, due 10/01/17	1,241,182
			1,991,555
		Multi - National: 0.7%
8,911,000	@@	European Investment Bank, 5.125%, due 05/30/17	9,733,681
			9,733,681
		Office/Business Equipment: 0.1%
743,000	C	Xerox Corp., 5.500%, due 05/15/12	749,941
			749,941
		Oil & Gas: 0.4%
1,794,000	C	Devon OEI Operating, Inc., 7.250%, due 10/01/11	1,981,367
730,000	C	Enterprise Products Operation, LLC, 6.500%, due 01/31/19	729,022
313,000	@@, C	Nexen, Inc., 5.875%, due 03/10/35	285,751
925,000	@@, #, C	Ras Laffan Liquefied Natural Gas Co., Ltd. II, 5.832%, due 09/30/16	920,166
1,136,000	C	Valero Energy Corp., 6.875%, due 04/15/12	1,222,199
			5,138,505
		Oil & Gas Services: 0.1%
1,021,000	@@, C	Weatherford International Ltd., 6.000%, due 03/15/18	1,028,225
419,000	C	Weatherford International, Inc., 6.350%, due 06/15/17	434,149
			1,462,374
		Pharmaceuticals: 0.3%
1,433,000	C	Allergan, Inc., 5.750%, due 04/01/16	1,478,814
712,000	C	Cardinal Health, Inc., 5.800%, due 10/15/16	716,502
442,000	C	Hospira, Inc., 5.550%, due 03/30/12	457,274
1,569,000	C	Hospira, Inc., 6.050%, due 03/30/17	1,557,741
			4,210,331
		Pipelines: 0.3%
1,024,000	C	Centerpoint Energy, Inc., 7.875%, due 04/01/13	1,138,708
1,459,000	C	Kinder Morgan Energy Partners LP, 6.750%, due 03/15/11	1,529,492
15,000	C	Kinder Morgan Energy Partners LP, 7.400%, due 03/15/31	15,636
420,000	C	Kinder Morgan Energy Partners LP, 7.750%, due 03/15/32	448,416
778,000	C	Spectra Energy Capital, LLC, 8.000%, due 10/01/19	881,254
			4,013,506
		Real Estate: 0.4%
365,000	C	Boston Properties, Inc., 5.000%, due 06/01/15	325,745
1,637,000	C	HRPT Properties Trust, 6.250%, due 08/15/16	1,483,703
64,000	C	Kimco Realty Corp., 6.000%, due 11/30/12	63,452
1,635,000	C, L	Prologis, 5.750%, due 04/01/16	1,503,458
779,000	C	Simon Property Group LP, 5.100%, due 06/15/15	716,711

PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio	as of March 31, 2008 (Unaudited) (continued)

Principal Amount			Value
		Real Estate (continued)
$1,228,000	C	Simon Property Group LP, 5.875%, due 03/01/17	$1,165,879
432,000	C	Vornado Realty LP, 4.750%, due 12/01/10	415,699
			5,674,647
		Regional(state/provnc): 0.1%
1,884,000	@@, L	Province of Ontario Canada, 5.000%, due 10/18/11	2,017,480
			2,017,480
		Retail: 0.3%
952,000	C	CVS Caremark Corp., 6.125%, due 08/15/16	994,316
429,000	C	Federated Retail Holdings, Inc., 5.350%, due 03/15/12	409,105
481,000	C	Home Depot, Inc., 5.250%, due 12/16/13	471,187
1,260,000	C	Limited Brands, 5.250%, due 11/01/14	1,072,887
1,779,000	L	Wal-Mart Stores, Inc., 5.250%, due 09/01/35	1,579,829
			4,527,324
		Telecommunications: 0.9%
624,000	C	AT&T Mobility, LLC, 6.500%, due 12/15/11	662,925
1,338,000	C	AT&T, Inc., 6.500%, due 09/01/37	1,327,838
1,235,000	C	BellSouth Corp., 6.550%, due 06/15/34	1,216,905
1,619,000	@@, C, L	Deutsche Telekom International Finance BV, 5.750%, due 03/23/16	1,603,190
1,683,000	C	Nextel Communications, Inc., 5.950%, due 03/15/14	1,246,867
653,000	@@, C	Telecom Italia Capital SA, 5.250%, due 11/15/13	610,882
624,000	@@, C	Telefonica Europe BV, 7.750%, due 09/15/10	669,764
1,677,000	@@, C	TELUS Corp., 8.000%, due 06/01/11	1,825,165
3,434,000	C	Verizon New York, Inc., 6.875%, due 04/01/12	3,614,690
310,000	@@, C	Vodafone Group PLC, 5.625%, due 02/27/17	301,949
			13,080,175
		Transportation: 0.1%
99,000	C	CSX Corp., 6.750%, due 03/15/11	104,589
796,000		CSX Corp., 7.900%, due 05/01/17	882,684
			987,273
		Total Corporate Bonds/Notes
		(Cost $142,409,236)	140,019,656
U.S. GOVERNMENT AGENCY OBLIGATIONS: 17.9%
		Federal Home Loan Mortgage Corporation: 5.1%
1,724,797		4.500%, due 08/01/18	1,723,071
1,477,032		4.500%, due 11/01/18	1,475,554
2,443,004		4.500%, due 01/01/19	2,440,559
1,278,833		4.500%, due 04/01/35	1,233,909
132,681		5.000%, due 03/01/18	134,665
1,615,089		5.000%, due 05/01/18	1,639,245
24,967		5.000%, due 09/01/18	25,341
1,536,166		5.000%, due 02/01/19	1,557,173
18,143		5.000%, due 06/01/19	18,391
53,616		5.000%, due 04/01/20	54,283
5,913		5.000%, due 05/01/20	5,987
43,732		5.000%, due 12/01/21	44,244
3,409,138		5.000%, due 09/01/33	3,386,013
1,663,569		5.000%, due 11/01/33	1,652,284
673,443		5.000%, due 03/01/34	668,413
452,391		5.000%, due 04/01/34	449,013
534,953		5.000%, due 05/01/35	530,616
1,078,757		5.000%, due 07/01/35	1,070,011
1,729,866		5.000%, due 08/01/35	1,715,842
791,295		5.000%, due 09/01/35	784,880
3,920,432		5.000%, due 10/01/35	3,888,650
6,500,000	L	5.500%, due 08/23/17	7,182,708
579,121		5.500%, due 01/01/19	592,964
152,712		5.500%, due 07/01/19	156,362
123,952		5.500%, due 08/01/19	126,915
6,289		5.500%, due 02/01/20	6,432
15,610		5.500%, due 12/01/20	15,965
565,141		5.500%, due 10/01/21	577,994
27,042		5.500%, due 10/01/24	27,538
1,160,566		5.500%, due 06/01/25	1,181,150
521,267		5.500%, due 07/01/25	530,512
841,913		5.500%, due 08/01/25	856,846
844,549		5.500%, due 09/01/25	859,528
2,878,000	W	5.500%, due 04/01/33	2,906,331
2,636,455		5.500%, due 05/01/33	2,671,450
2,229,459		5.500%, due 12/01/33	2,259,052
3,035,050		5.500%, due 01/01/34	3,075,336
309,167		5.500%, due 04/01/34	313,017
1,089,878		5.500%, due 10/01/34	1,103,449
196,523		5.500%, due 11/01/34	198,970
166,386		5.500%, due 05/01/35	168,359
431,446		5.500%, due 09/01/35	436,561
57,893		5.500%, due 10/01/35	58,579
34,105		5.500%, due 01/01/36	34,509
108,173		6.000%, due 04/01/16	111,595
194,894		6.000%, due 04/01/17	201,035
99,416		6.000%, due 07/01/17	102,549
143,330		6.000%, due 10/01/17	147,846

PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio	as of March 31, 2008 (Unaudited) (continued)

Principal Amount		Value
	Federal Home Loan Mortgage Corporation (continued)
$1,384,919	6.000%, due 08/01/19	$1,426,371
271,966	6.000%, due 09/01/19	280,107
422,960	6.000%, due 05/01/21	435,662
1,007,688	6.000%, due 02/01/23	1,042,544
341,996	6.000%, due 12/01/25	352,364
334,135	6.000%, due 02/01/26	344,265
188,136	6.000%, due 04/01/34	193,668
53,501	6.000%, due 05/01/34	55,074
912,259	6.000%, due 07/01/34	939,084
3,068,530	6.000%, due 08/01/34	3,158,765
272,657	6.000%, due 09/01/34	280,675
304,035	6.000%, due 07/01/35	312,428
701,957	6.000%, due 08/01/35	721,336
949,611	6.000%, due 11/01/35	975,827
474,695	6.000%, due 03/01/36	487,431
17,741	6.000%, due 07/01/36	18,217
1,233,250	6.000%, due 10/01/36	1,269,516
34,829	6.000%, due 01/01/37	35,763
962,498	6.000%, due 03/01/37	988,039
1,139,377	6.000%, due 05/01/37	1,169,612
1,145,816	6.000%, due 06/01/37	1,176,222
174,059	6.500%, due 05/01/34	181,206
222,007	6.500%, due 06/01/34	231,122
1,256,684	6.500%, due 08/01/34	1,308,286
314,457	6.500%, due 10/01/34	328,327
6,893	6.500%, due 11/01/34	7,176
17,172	6.500%, due 09/01/35	17,847
372,720	6.500%, due 05/01/37	387,032
1,486,495	6.500%, due 07/01/37	1,543,576
798,964	6.500%, due 02/01/38	829,648
		70,898,886
	Federal National Mortgage Association: 11.6%
153,131	4.010%, due 08/01/13	150,013
469,089	4.020%, due 08/01/13	462,570
563,251	4.500%, due 04/01/18	563,127
1,261,567	4.500%, due 06/01/18	1,261,291
754,226	4.500%, due 07/01/18	754,060
614,632	4.500%, due 03/01/19	613,780
930,045	4.500%, due 04/01/20	928,755
1,947,393	4.500%, due 08/01/33	1,882,853
482,505	4.500%, due 02/01/35	466,203
35,905	4.500%, due 09/01/35	34,662
1,010,475	4.555%, due 05/01/14	1,015,528
380,818	4.630%, due 04/01/14	383,547
111,981	4.751%, due 04/01/13	113,987
752,209	4.790%, due 12/01/12	766,967
30,617	4.845%, due 06/01/13	31,233
438,762	4.851%, due 08/01/14	446,930
19,812	4.871%, due 02/01/14	20,187
449,529	4.880%, due 03/01/20	456,652
2,327,533	4.925%, due 04/01/15	2,371,132
248,000	4.940%, due 08/01/15	254,970
730,214	5.000%, due 11/01/17	741,221
3,173,720	5.000%, due 02/01/18	3,221,556
213,924	5.000%, due 06/01/18	216,989
1,787,751	5.000%, due 12/01/18	1,806,690
1,591,956	5.000%, due 07/01/19	1,612,849
631,778	5.000%, due 09/01/19	640,070
93,607	5.000%, due 11/01/19	94,835
189,726	5.000%, due 07/01/20	191,967
632,522	5.000%, due 11/01/33	627,893
1,247,246	5.000%, due 03/01/34	1,237,886
457,837	5.000%, due 05/01/34	454,219
508,254	5.000%, due 08/01/34	504,238
1,402,764	5.000%, due 09/01/34	1,391,679
1,279,789	5.000%, due 06/01/35	1,268,740
4,197,759	5.000%, due 07/01/35	4,161,518
1,492,135	5.000%, due 08/01/35	1,479,253
2,231,349	5.000%, due 08/01/36	2,212,084
8,705	5.190%, due 11/01/15	8,957
16,582	5.370%, due 02/01/13	17,041
16,816	5.450%, due 04/01/17	17,263
305,390	5.471%, due 11/01/15	319,632
956,221	5.500%, due 11/01/17	981,632
468,543	5.500%, due 01/01/18	480,994
901,872	5.500%, due 02/01/18	925,384
361,342	5.500%, due 01/01/19	370,762
663,774	5.500%, due 06/01/19	680,195
1,325,961	5.500%, due 07/01/19	1,358,763
763,800	5.500%, due 08/01/19	782,695
781,385	5.500%, due 09/01/19	800,715
148,239	5.500%, due 11/01/19	151,906
297,632	5.500%, due 12/01/19	304,995

PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio	as of March 31, 2008 (Unaudited) (continued)

Principal Amount			Value
		Federal National Mortgage Association (continued)
$28,723		5.500%, due 01/01/21	$29,406
696,843		5.500%, due 05/01/25	709,056
1,438,393		5.500%, due 02/01/33	1,456,961
74,758		5.500%, due 03/01/33	75,768
31,127		5.500%, due 05/01/33	31,528
2,279,579		5.500%, due 06/01/33	2,309,007
4,979,646		5.500%, due 07/01/33	5,043,927
1,225,485		5.500%, due 11/01/33	1,241,305
403,988		5.500%, due 12/01/33	409,204
1,261,158		5.500%, due 01/01/34	1,277,439
2,077,880		5.500%, due 02/01/34	2,104,152
218,305		5.500%, due 03/01/34	221,046
652,420		5.500%, due 04/01/34	660,381
2,366,371		5.500%, due 05/01/34	2,395,181
397,268		5.500%, due 06/01/34	402,105
3,942,701		5.500%, due 07/01/34	3,990,702
1,246,056		5.500%, due 08/01/34	1,261,226
5,399,235		5.500%, due 09/01/34	5,464,969
6,844,886		5.500%, due 10/01/34	6,928,220
7,690,690		5.500%, due 11/01/34	7,784,323
2,969,092		5.500%, due 12/01/34	3,005,240
2,229,947		5.500%, due 01/01/35	2,256,831
889,614		5.500%, due 02/01/35	900,023
577,036		5.500%, due 03/01/35	583,763
1,375,925		5.500%, due 04/01/35	1,391,968
52,843		5.500%, due 05/01/35	53,459
471,923		5.500%, due 07/01/35	477,425
1,318,233		5.500%, due 08/01/35	1,333,600
2,615,821		5.500%, due 09/01/35	2,646,316
6,859,000	L	6.000%, due 05/15/08	6,887,963
349,871		6.000%, due 02/01/17	361,188
13,057		6.000%, due 03/01/17	13,479
623,807		6.000%, due 08/01/17	643,951
191,107		6.000%, due 03/01/18	197,278
1,810,005		6.000%, due 11/01/18	1,868,551
329,809		6.000%, due 01/01/21	339,838
8,033		6.000%, due 02/01/21	8,277
475,055		6.000%, due 05/01/21	489,500
395,134		6.000%, due 11/01/25	406,623
72,398		6.000%, due 01/01/34	74,553
660,600		6.000%, due 03/01/34	679,326
3,441,510		6.000%, due 04/01/34	3,539,616
243,019		6.000%, due 05/01/34	249,848
3,217,088		6.000%, due 06/01/34	3,307,482
2,325,042		6.000%, due 07/01/34	2,390,371
2,573,594		6.000%, due 08/01/34	2,645,907
1,729,476		6.000%, due 10/01/34	1,778,071
307,307		6.000%, due 11/01/34	315,942
273,625		6.000%, due 04/01/35	281,313
17,228		6.000%, due 08/01/35	17,682
374,746		6.000%, due 09/01/35	384,627
538,732		6.000%, due 10/01/35	552,937
15,045		6.000%, due 11/01/35	15,442
2,453,878		6.000%, due 12/01/35	2,518,577
695,451		6.000%, due 02/01/36	713,607
1,687,219		6.000%, due 03/01/36	1,730,606
1,819,598		6.000%, due 04/01/36	1,866,389
26,433		6.000%, due 06/01/36	27,124
781,466		6.000%, due 07/01/36	801,562
453,918		6.000%, due 08/01/36	465,590
48,445		6.000%, due 12/01/36	49,691
1,134,035		6.000%, due 01/01/37	1,163,007
863,872		6.000%, due 02/01/37	885,872
652,167		6.000%, due 03/01/37	668,775
1,577,083		6.000%, due 04/01/37	1,617,245
932,524		6.000%, due 05/01/37	956,272
1,142,958		6.000%, due 06/01/37	1,172,065
2,240,285		6.000%, due 07/01/37	2,297,338
7,191		6.253%, due 09/01/11	7,640
238,806		6.330%, due 03/01/11	258,533
467,567		6.500%, due 06/01/31	487,982
51,256		6.500%, due 07/01/31	53,493
1,154		6.500%, due 08/01/31	1,205
573,093		6.500%, due 09/01/31	598,115
341,810		6.500%, due 12/01/31	356,734
4,261		6.500%, due 01/01/32	4,447
7,809		6.500%, due 02/01/32	8,150
1,277,793		6.500%, due 07/01/32	1,332,252
1,136,188		6.500%, due 08/01/32	1,184,612
874,964		6.500%, due 01/01/33	912,254
138,090		6.500%, due 04/01/34	143,502
765,654		6.500%, due 08/01/34	795,664
242,559		6.500%, due 03/01/36	251,478

PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio	as of March 31, 2008 (Unaudited) (continued)

Principal Amount			Value
		Federal National Mortgage Association (continued)
$9,274		6.500%, due 04/01/36	$9,615
346,329		6.500%, due 05/01/36	359,063
998,404		6.500%, due 01/01/37	1,035,115
1,086,271		6.500%, due 02/01/37	1,126,173
483,559		6.500%, due 04/01/37	501,305
29,567		6.500%, due 06/01/37	30,652
1,217,934		6.500%, due 07/01/37	1,262,633
4,247,000	L	6.625%, due 09/15/09	4,512,442
1,046,000		6.625%, due 11/15/10	1,154,456
78,484		7.500%, due 02/01/30	84,886
233,542		7.500%, due 03/01/31	251,942
5,935		7.500%, due 11/01/31	6,402
1,350		7.500%, due 02/01/32	1,456
			159,603,285
		Government National Mortgage Association: 1.1%
121,361		4.500%, due 07/20/33	117,394
23,134		4.500%, due 08/15/33	22,508
152,865		4.500%, due 09/15/33	148,727
626,151		4.500%, due 09/20/33	605,680
249,163		4.500%, due 12/20/34	240,914
106,076		5.000%, due 07/20/33	105,846
248,382		5.000%, due 03/15/34	248,818
745,435		5.000%, due 06/15/34	746,741
180,595		5.000%, due 10/15/34	180,911
913,699		5.500%, due 11/15/32	934,442
3,597,862		5.500%, due 05/15/33	3,678,531
840,465		5.500%, due 08/15/33	859,310
62,989		5.500%, due 12/15/33	64,402
112,478		5.500%, due 09/15/34	114,952
26,835		5.500%, due 02/15/35	27,423
79,983		5.500%, due 04/20/35	81,576
97,473		5.500%, due 10/15/35	99,612
2,735,000	W	5.500%, due 04/01/38	2,788,417
770,881		6.000%, due 09/15/32	798,919
55,257		6.000%, due 10/15/32	57,267
845,175		6.000%, due 04/15/33	875,475
32,817		6.000%, due 04/15/34	33,968
836,509		6.000%, due 07/15/34	865,848
312,784		6.000%, due 09/15/34	323,754
612,267		6.000%, due 11/20/34	633,070
41,306		6.000%, due 01/20/35	42,670
400,368		6.000%, due 02/20/35	413,588
176,509		6.000%, due 04/20/35	182,337
			15,293,100
		Other U.S. Agency Obligations: 0.1%
425,000		Financing Corp., 9.650%, due 11/02/18	622,775
			622,775
		Total U.S. Government Agency Obligations
		(Cost $243,184,755)	246,418,046
U.S. TREASURY OBLIGATIONS: 9.7%
		U.S. Treasury Bonds: 6.7%
4,501,000	L	3.875%, due 02/15/13	4,804,115
1,012,000		4.250%, due 08/15/13	1,101,974
2,146,000	L	4.250%, due 11/15/13	2,342,494
7,544,000	L	4.500%, due 02/15/36	7,795,668
739,000	L	4.750%, due 11/15/08	754,300
17,057,000	L	5.125%, due 05/15/16	19,436,997
12,936,000	L	5.375%, due 02/15/31	14,965,348
20,058,000	L	5.625%, due 05/15/08	20,163,205
460,000	L	6.000%, due 02/15/26	557,319
13,426,000	L	6.500%, due 02/15/10	14,625,962
4,426,000	L	6.750%, due 08/15/26	5,807,399
390,000		8.000%, due 11/15/21	550,205
57,000	L	9.875%, due 11/15/15	83,331
			92,988,317
		U.S. Treasury Notes: 3.0%
1,982,000	L	3.500%, due 11/15/09	2,043,165
35,284,000	L	5.125%, due 06/30/11	38,859,292
			40,902,457
		Total U.S. Treasury Obligations
		(Cost $127,942,592)	133,890,774
ASSET-BACKED SECURITIES: 1.0%
		Home Equity Asset-Backed Securities: 0.2%
1,481,000	#, C, I	Bayview Financial Revolving Mortgage Loan Trust, 3.478%, due 12/28/40	1,066,320
1,076,000	C	GMAC Mortgage Corp. Loan Trust, 5.805%, due 10/25/36	827,173
1,204,000	C	Residential Funding Mortgage Securities II, Inc., 5.320%, due 12/25/35	729,083
			2,622,576
		Other Asset-Backed Securities: 0.8%
15,127	C	Countrywide Asset-Backed Certificates, 4.575%, due 07/25/35	15,060
309,082	C	Countrywide Asset-Backed Certificates, 4.823%, due 08/25/35	309,479

PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio	as of March 31, 2008 (Unaudited) (continued)

Principal Amount			Value
		Other Asset-Backed Securities (continued)
$919,000	C	Countrywide Asset-Backed Certificates, 5.689%, due 10/25/46	$834,447
196,870	C	Residential Asset Mortgage Products, Inc., 4.109%, due 01/25/35	196,553
681,019	C	Small Business Administration, 4.770%, due 04/01/24	684,801
963,309	C	Small Business Administration, 4.990%, due 09/01/24	974,564
1,131,019	C	Small Business Administration, 5.090%, due 10/01/25	1,132,886
3,415,663	C	Small Business Administration, 5.110%, due 08/01/25	3,433,262
1,097,924	C	Small Business Administration, 5.180%, due 05/01/24	1,122,454
818,609	C	Small Business Administration, 5.390%, due 12/01/25	841,028
1,570,573	C	Structured Asset Securities Corp., 4.670%, due 03/25/35	1,514,129
			11,058,663
		Total Asset-Backed Securities
		(Cost $14,876,059)	13,681,239
COLLATERALIZED MORTGAGE OBLIGATIONS: 2.1%
452,712	C	Banc of America Commercial Mortgage, Inc., 5.482%, due 01/15/49	407,571
32,730	#, C	BlackRock Capital Finance LP, 7.750%, due 09/25/26	19,691
57,575	C	Chase Commercial Mortgage Securities Corp., 7.543%, due 07/15/32	58,038
831,793	C	Credit Suisse Mortgage Capital Certificates, 5.343%, due 12/15/39	746,010
703,964	C	Entergy Louisiana, LLC, 8.090%, due 01/02/17	710,535
11,205	#, C	Falcon Franchise Loan, LLC, 7.382%, due 05/05/10	11,317
1,102,000	C	GE Capital Commercial Mortgage Corp., 5.518%, due 03/10/44	1,011,199
1,179,069	C	Greenwich Capital Commercial Funding Corp., 4.305%, due 08/10/42	1,163,855
1,660,000	C	Greenwich Capital Commercial Funding Corp., 5.317%, due 06/10/36	1,658,045
122,000	C	Greenwich Capital Commercial Funding Corp., 5.475%, due 03/10/39	109,761
1,180,000	C	JPMorgan Chase Commercial Mortgage Securities Corp., 4.780%, due 07/15/42	1,106,122
1,452,000	C	JPMorgan Chase Commercial Mortgage Securities Corp., 4.948%, due 09/12/37	1,372,499
1,727,379	C	JPMorgan Chase Commercial Mortgage Securities Corp., 5.038%, due 03/15/46	1,710,690
1,660,000	C	JPMorgan Chase Commercial Mortgage Securities Corp., 5.210%, due 05/15/41	1,674,379
1,661,000	C	JPMorgan Chase Commercial Mortgage Securities Corp., 5.372%, due 05/15/47	1,495,530
1,007,000	C	JPMorgan Chase Commercial Mortgage Securities Corp., 5.475%, due 04/15/43	997,802
1,037,000	C	JPMorgan Chase Commercial Mortgage Securities Corp., 5.875%, due 04/15/45	1,056,040
789,000	C	Merrill Lynch Mortgage Trust, 5.829%, due 06/12/50	513,567
249,000	C	Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.378%, due 08/12/48	241,413
36,000	C	Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.476%, due 02/12/39	33,361
27,261,910	#, C, ^	Morgan Stanley Capital I, 0.364%, due 11/15/30	220,205
1,354,932	C	Morgan Stanley Capital I, 5.168%, due 01/14/42	1,359,437
209,243	C	Multi-Family Capital Access One, Inc., 6.650%, due 01/15/24	209,879
1,846,124	#, C	Nomura Asset Securities Corp., 9.948%, due 04/04/27	2,070,929
772,000	C	RAAC Series, 4.971%, due 09/25/34	770,405
1,368,557	#, C, I	Spirit Master Funding, LLC, 5.050%, due 07/20/23	1,302,374
583,343	#, C	System Energy Resources, Inc., 5.129%, due 01/15/14	583,558
70,000	C	Wachovia Bank Commercial Mortgage Trust, 4.750%, due 05/15/44	65,496
1,725,000	C	Wachovia Bank Commercial Mortgage Trust, 4.847%, due 10/15/41	1,692,871
1,732,000	C	Wachovia Bank Commercial Mortgage Trust, 5.083%, due 03/15/42	1,718,959
67,000	C	Wachovia Bank Commercial Mortgage Trust, 5.118%, due 07/15/42	66,328
520,500	C	Wachovia Bank Commercial Mortgage Trust, 5.513%, due 12/15/43	341,838
1,379,000	C	Wachovia Bank Commercial Mortgage Trust, 5.795%, due 07/15/45	1,283,200
1,387,000	C	Wachovia Bank Commercial Mortgage Trust, 5.958%, due 06/15/45	1,317,901
		Total Collateralized Mortgage Obligations
		(Cost $31,357,541)	29,100,805
MUNICIPAL BONDS: 0.7%
		Arizona: 0.0%
630,000	C	Mesa AZ, 4.750%, due 07/01/24	687,595
			687,595
		Florida: 0.1%
720,000	C	County of Broward FL, 5.000%, due 01/01/23	790,711
			790,711
		New York: 0.1%
1,100,000		Metropolitan Transportation Authority, 5.250%, due 11/15/26	1,177,308
			1,177,308
		Puerto Rico: 0.4%
5,200,000	C	Peurto Rico Commonwealth Prerefunded, 5.000%, due 07/01/34	5,747,872
			5,747,872
		Texas: 0.1%
720,000	C	University of Texas, 5.000%, due 07/01/23	794,570
			794,570
		Total Municipal Bonds
		(Cost $9,061,668)	9,198,056
OTHER BONDS: 0.1%
		Foreign Government Bonds: 0.1%
736,000	L	Israel Government International Bond, 4.625%, due 06/15/13	755,868
		Total Other Bonds
		(Cost $727,702)	755,868
		Total Long-Term Investments
		(Cost $1,370,960,741)	1,362,765,846

PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio	as of March 31, 2008 (Unaudited) (continued)

Principal Amount			Value
SHORT-TERM INVESTMENTS: 24.6%
	Commercial Paper: 1.2%
$9,212,000	General Electric Capital Corp., 2.500%, due 04/01/08		$9,211,360
6,925,000	Societe Generale, 2.800%, due 04/01/08		6,924,462
	Total Commercial Paper
	(Cost $16,135,822)		16,135,822

	Securities Lending Collateral(cc): 23.4%
323,289,000	Bank of New York Mellon Corp. Institutional Cash Reserves		323,289,000
	Total Securities Lending Collateral
	(Cost $323,289,000)		323,289,000
	Total Short-Term Investments
	(Cost $339,424,822)		339,424,822
	Total Investments in Securities
	(Cost $1,710,385,563)*	123.4%	$1,702,190,668
	Other Assets and Liabilities - Net	(23.4)	(322,329,849)
	Net Assets	100.0%	$1,379,860,819

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

C	Bond may be called prior to maturity date.
cc	Securities purchased with cash collateral for securities loaned.
W	When-issued or delayed delivery security
S	All or a portion of this security is segregated for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.
I	Illiquid security
L	Loaned security, a portion or all of the security is on loan at March 31, 2008.
^	Interest Only (IO)Security
*	Cost for federal income tax purposes is $1,717,596,631.
Net unrealized depreciation consists of:
	Gross Unrealized Appreciation	$72,836,663
	Gross Unrealized Depreciation	(88,242,626)
	Net Unrealized Depreciation	$(15,405,963)

PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio	as of March 31, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolios own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolios investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$787,840,612	$—
Level 2- Other Significant Observable Inputs	588,681,045	—
Level 3- Significant Unobservable Inputs	2,380,011	—
Total	$1,378,901,668	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of March 31, 2008, were as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 12/31/07	$2,680,796	$—
Net purchases (sales)	(184,297)	—
Total realized and unrealized gain (loss)	(116,488)	—
Transfers in and/or out of Level 3	—	—
Balance at 03/31/08	$2,380,011	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

PORTFOLIO OF INVESTMENTS
ING MFS Utilities Portfolio	as of March 31, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 92.4%
		Coal: 0.1%
17,300		Peabody Energy Corp.	$882,300
			882,300
		Electric: 38.8%
556,080	@	AES Corp.	9,269,854
80,700		Allegheny Energy, Inc.	4,075,350
301,760		American Electric Power Co., Inc.	12,562,269
117,240	@@	CEZ A/S	8,976,537
720,470		CMS Energy Corp.	9,755,164
51,090		Constellation Energy Group, Inc.	4,509,714
178,920		Dominion Resources, Inc.	7,307,093
311,800		DPL, Inc.	7,994,552
98,650		DTE Energy Co.	3,836,499
703,430	@	Dynegy, Inc. - Class A	5,550,063
84,853	@@, S	E.ON AG	15,825,953
247,130	S	Edison International	12,114,313
48,840	@@	Electricite de France	4,248,448
50,100	@@	Energias de Portugal SA	304,149
217,330	@@	Enersis SA ADR	3,842,394
61,000		FirstEnergy Corp.	4,185,820
22,800	@@	Fortum OYJ	930,172
115,230		FPL Group, Inc.	7,229,530
213,626	@@	Iberdrola SA	3,303,944
1,178,340	@@, S	International Power PLC	9,317,010
235,790		MDU Resources Group, Inc.	5,788,645
314,100		Northeast Utilities	7,708,014
526,350	@, S	NRG Energy, Inc.	20,522,387
42,520	@@	Oesterreichische Elektrizitaetswirtschafts AG	3,024,359
241,130		Pepco Holdings, Inc.	5,960,734
259,500		PG&E Corp.	9,554,790
83,690		Portland General Electric Co.	1,887,210
308,620		Public Service Enterprise Group, Inc.	12,403,438
103,400	@@	Red Electrica de Espana	6,332,575
378,160	@	Reliant Resources, Inc.	8,943,484
61,840	@@	Scottish & Southern Energy PLC	1,724,879
19,420	@@	Suez SA	1,272,931
26,910		Wisconsin Energy Corp.	1,183,771
307,720		Xcel Energy, Inc.	6,139,014
			227,585,059
		Engineering & Construction: 0.9%
14,340	@@	Acciona SA	3,839,582
22,100	@@	Bouygues SA	1,405,791
			5,245,373
		Gas: 4.5%
118,070		AGL Resources, Inc.	4,052,162
154,950	@@, S	Enagas	4,628,778
36,900	@@	Gaz de France	2,228,534
288,320		Sempra Energy	15,361,690
			26,271,164
		Internet: 0.5%
29,769	@@	Iliad SA	2,963,065
			2,963,065
		Media: 7.3%
490,885	@	Comcast Corp. - Special Class A	9,312,088
226,940	@@	Grupo Televisa SA ADR	5,501,026
854,620	@, @@	Megacable Holdings SAB de CV	2,289,372
423,900	@@	Rogers Communications, Inc. - Class B (Canadian Denominated Security)	15,247,102
418,080	@	Time Warner Cable, Inc.	10,443,638
			42,793,226
		Oil & Gas: 4.5%
37,980		Marathon Oil Corp.	1,731,888
92,010		Noble Corp.	4,570,137
93,130	@@	OAO Gazprom ADR	4,745,808
126,490		Questar Corp.	7,154,274
167,490	@@	Talisman Energy, Inc.	2,971,399
47,500	@@	Total SA	3,519,004
25,555		XTO Energy, Inc.	1,580,832
			26,273,342
		Oil & Gas Services: 1.5%
157,560		Halliburton Co.	6,196,835
27,400		Schlumberger Ltd.	2,383,800
			8,580,635
		Pipelines: 7.3%
756,910		El Paso Corp.	12,594,982
303,630		Equitable Resources, Inc.	17,883,807
383,241		Williams Cos., Inc.	12,639,288
			43,118,077

PORTFOLIO OF INVESTMENTS
ING MFS Utilities Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares				Value
		Telecommunications: 26.0%
201,820	@@	America Movil SA de CV ADR		$12,853,916
465,010		AT&T, Inc.		17,809,881
94,680	@, @@	Bharti Airtel Ltd.		1,957,917
296,460	@@	Cellcom Israel Ltd.		9,317,738
35,700	@@	Deutsche Telekom AG		595,948
258,510		Embarq Corp.		10,366,251
82,200	@@	France Telecom SA		2,761,553
7,400	@, @@, #, I	Hrvatski Telekom Spon GDR		506,900
2,810,000	@, @@	Hutchison Telecommunications International Ltd.		4,011,349
37,930	@@	Mobile Telesystems Finance SA ADR		2,876,991
225,340	@@	MTN Group Ltd.		3,425,490
228,820	@	NII Holdings, Inc.		7,271,900
33,920	@@	Philippine Long Distance Telephone Co.		2,268,140
35,160	@@	Philippine Long Distance Telephone Co. ADR		2,336,734
1,491,750		Qwest Communications International, Inc.		6,757,628
463,290	@@	Royal KPN NV		7,821,112
234,780	@, @@	Telecom Argentina SA ADR		4,972,640
385,180	@@	Telefonica SA		11,067,049
454,950	@, @@	Telenor ASA		8,761,369
125,740	@@	Telkom SA Ltd.		2,036,115
155,610	@@	TELUS Corp.		6,556,708
105,660	@@	Tim Participacoes SA ADR		3,411,761
137,900	@@	Turkcell Iletisim Hizmet AS		1,142,606
41,300	@@	Turkcell Iletisim Hizmet AS ADR		862,757
217,450		Verizon Communications, Inc.		7,926,053
3,034,910	@@	Vodafone Group PLC		9,020,995
324,514		Windstream Corp.		3,877,942
				152,575,443
		Water: 1.0%
110,700	@@	United Utilities PLC		1,518,301
62,170	@@	Veolia Environnement		4,338,447
				5,856,748
		Total Common Stock
		(Cost $549,105,608)		542,144,432
PREFERRED STOCK: 5.6%
		Electric: 4.4%
127,346,780	@@	AES Tiete SA		4,173,044
101,080,000	@@	Eletropaulo Metropolitana de Sao Paulo SA		7,926,488
80,490		Entergy Corp.		5,252,777
26,370		NRG Energy, Inc.		8,924,597
				26,276,906
		Media: 0.4%
210,763	@, @@	NET Servicos de Comunicacao SA		2,223,299
				2,223,299
		Pipelines: 0.8%
3,430		El Paso Corp.		4,664,800
				4,664,800
		Total Preferred Stock
		(Cost $28,201,090)		33,165,005

Principal Amount				Value
CONVERTIBLE BONDS: 0.9%
		Coal: 0.5%
$2,580,000	C	Peabody Energy Corp., 4.750%, due 12/15/41		$2,941,200
				2,941,200
		Telecommunications: 0.4%
2,660,000		NII Holdings, Inc., 3.125%, due 06/15/12		2,124,675
				2,124,675
		Total Convertible Bonds
		(Cost $5,150,339)		5,065,875
		Total Long-Term Investments
		(Cost $582,457,037)		580,375,312
SHORT-TERM INVESTMENTS: 0.2%
		Commercial Paper: 0.2%
1,220,000		General Electric Capital Corp., 2.500%, due 04/01/08		1,219,915
		Total Short-Term Investments
		(Cost $1,219,915)		1,219,915

		Total Investments in Securities
		(Cost $583,676,952)*	99.1%	$581,595,227
		Other Assets and Liabilities - Net	0.9	5,113,663
		Net Assets	100.0%	$586,708,890

PORTFOLIO OF INVESTMENTS
ING MFS Utilities Portfolio	as of March 31, 2008 (Unaudited) (continued)

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

C	Bond may be called prior to maturity date.
S	All or a portion of this security is segregated for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.
I	Illiquid security
*	Cost for federal income tax purposes is $584,356,093.
Net unrealized depreciation consists of:
	Gross Unrealized Appreciation	$39,589,482
	Gross Unrealized Depreciation	(42,350,348)
	Net Unrealized Depreciation	$(2,760,866)

PORTFOLIO OF INVESTMENTS
ING MFS Utilities Portfolio	as of March 31, 2008 (Unaudited) (continued)

At 3.31.2008 the following forward currency contracts were outstanding for the ING MFS Utilities Portfolio:

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
			USD
Euro
EUR 213,754	Buy	4/14/08	326,157	337,304	$11,147
Euro
EUR 368,361	Buy	4/14/08	563,942	581,274	17,332
Euro
EUR 181,396	Buy	4/14/08	277,708	286,243	8,535
Euro
EUR 181,071	Buy	5/14/08	280,859	285,362	4,503
Euro
EUR 234,783	Buy	4/14/08	367,067	370,488	3,421
Euro
EUR 296,310	Buy	5/14/08	462,896	466,975	4,079
Euro
EUR 479,829	Buy	4/14/08	750,179	757,170	6,992
Euro
EUR 139,544	Buy	5/14/08	218,727	219,917	1,190
Euro
EUR 154,236	Buy	5/14/08	240,418	243,072	2,654
Euro
EUR 597,232	Buy	5/14/08	920,125	941,218	21,093
Euro
EUR 193,072	Buy	5/14/08	304,895	304,274	(620)
Euro
EUR 106,609	Buy	5/14/08	167,753	168,012	260
British Pound Sterling
GBP 117,253	Buy	4/14/08	229,406	232,471	3,065
British Pound Sterling
GBP 150,807	Buy	4/14/08	293,283	298,995	5,713
British Pound Sterling
GBP 203,088	Buy	4/14/08	401,992	402,650	658
British Pound Sterling
GBP 136,218	Buy	4/14/08	271,183	270,071	(1,112)
					$88,909
Euro
EUR 964,105	Sell	4/14/08	1,399,510	1,521,358	$(121,848)
Euro
EUR 3,395,706	Sell	4/14/08	4,930,990	5,358,428	(427,438)
Euro
EUR 3,519,905	Sell	4/14/08	5,103,862	5,554,413	(450,551)
Euro
EUR 1,823,040	Sell	4/14/08	2,648,240	2,876,760	(228,520)
Euro
EUR 1,311,361	Sell	4/14/08	1,902,955	2,069,328	(166,374)
Euro
EUR 1,033,138	Sell	4/14/08	1,500,684	1,630,292	(129,608)
Euro
EUR 57,820	Sell	4/14/08	88,225	91,240	(3,015)
Euro
EUR 331,696	Sell	5/14/08	512,545	522,742	(10,197)
Euro
EUR 15,004,503	Sell	5/14/08	23,206,414	23,646,606	(440,192)
Euro
EUR 6,082,782	Sell	5/14/08	9,404,407	9,586,266	(181,859)
Euro
EUR 931,241	Sell	5/14/08	1,437,650	1,467,606	(29,956)
Euro
EUR 1,310,135	Sell	5/14/08	2,025,469	2,064,730	(39,261)
Euro
EUR 112,089	Sell	5/14/08	175,901	176,648	(747)
Euro
EUR 218,442	Sell	5/14/08	342,394	344,257	(1,863)
Euro
EUR 986,644	Sell	5/14/08	1,537,942	1,554,919	(16,977)
Euro
EUR 310,811	Sell	5/14/08	478,851	489,828	(10,977)
Euro
EUR 257,909	Sell	5/14/08	401,500	406,456	(4,956)
Euro
EUR 229,330	Sell	5/14/08	357,010	361,417	(4,407)
Euro
EUR 148,093	Sell	4/14/08	233,438	233,690	(252)
Euro
EUR 152,973	Sell	4/14/08	241,131	241,391	(261)
British Pound Sterling
GBP 518,745	Sell	4/4/08	1,027,445	1,029,225	(1,781)
British Pound Sterling
GBP 341,827	Sell	4/4/08	669,288	678,209	(8,921)
British Pound Sterling
GBP 5,593,292	Sell	4/14/08	10,860,327	11,089,482	(229,155)
British Pound Sterling
GBP 706,797	Sell	4/14/08	1,371,627	1,401,323	(29,696)
British Pound Sterling
GBP 99,123	Sell	4/14/08	196,433	196,526	(93)
British Pound Sterling
GBP 57,855	Sell	4/14/08	114,481	114,705	(224)
British Pound Sterling
GBP 142,666	Sell	4/14/08	282,336	282,856	(519)
British Pound Sterling
GBP 52,602	Sell	4/4/08	105,508	104,365	1,142
British Pound Sterling
GBP 623,892	Sell	4/14/08	1,257,845	1,236,954	20,891
British Pound Sterling
GBP 30,404	Sell	4/14/08	60,231	60,279	(48)
					$(2,517,663)

PORTFOLIO OF INVESTMENTS
ING MFS Utilities Portfolio	as of March 31, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolios own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolios investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$556,467,262	$—
Level 2- Other Significant Observable Inputs	25,127,965	(2,428,754)
Level 3- Significant Unobservable Inputs	—	—
Total	$581,595,227	$(2,428,754)

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of March 31, 2008, were as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 12/31/07	$—	$—
Net purchases (sales)	—	—
Total realized and unrealized gain (loss)	—	—
Transfers in and/or out of Level 3	—	—
Balance at 03/31/08	$—	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

PORTFOLIO OF INVESTMENTS
ING Mid Cap Growth Portfolio	as of March 31, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 94.4%
		Aerospace/Defense: 2.4%
46,100		L-3 Communications Holdings, Inc.	$5,040,574
152,550	@	Orbital Sciences Corp.	3,676,455
			8,717,029
		Agriculture: 1.5%
74,900		Loews Corp.	5,433,995
			5,433,995
		Apparel: 2.5%
243,040	@, @@	Gildan Activewear, Inc.	9,079,974
			9,079,974
		Biotechnology: 1.1%
268,450	@	Millennium Pharmaceuticals, Inc.	4,150,237
			4,150,237
		Chemicals: 1.7%
38,530	@@	Agrium, Inc.	2,393,098
88,700		Ecolab, Inc.	3,852,241
			6,245,339
		Commercial Services: 7.4%
68,180	@	Advisory Board Co.	3,745,809
199,678	@	Corrections Corp. of America	5,495,139
35,573	@	FTI Consulting, Inc.	2,527,106
118,130	@	Geo Group, Inc.	3,359,617
26,200		Mastercard, Inc.	5,842,338
62,720		McKesson Corp.	3,284,646
44,140		Watson Wyatt Worldwide, Inc.	2,504,945
			26,759,600
		Computers: 2.8%
370,230	@	Brocade Communications Systems, Inc.	2,702,679
114,500	@, @@	Logitech International	2,912,880
236,750	@	NetApp, Inc.	4,746,838
			10,362,397
		Distribution/Wholesale: 0.2%
20,921	@	Fossil, Inc.	638,927
			638,927
		Diversified Financial Services: 6.2%
19,000	@	IntercontinentalExchange, Inc.	2,479,500
395,560		Invesco Ltd.	9,635,842
75,170	@	Investment Technology Group, Inc.	3,471,351
92,670	@	Nasdaq Stock Market, Inc.	3,582,622
155,190		OptionsXpress Holdings, Inc.	3,213,985
			22,383,300
		Electric: 2.7%
251,550	@	NRG Energy, Inc.	9,807,935
			9,807,935
		Electrical Components & Equipment: 0.5%
21,400	@	Energizer Holdings, Inc.	1,936,272
			1,936,272
		Electronics: 2.0%
102,100	@	Dolby Laboratories, Inc.	3,702,146
112,894	@	Flir Systems, Inc.	3,396,980
			7,099,126
		Engineering & Construction: 1.5%
97,430	@	McDermott International, Inc.	5,341,113
			5,341,113
		Environmental Control: 1.1%
115,350		Waste Management, Inc.	3,871,146
			3,871,146
		Food: 2.3%
132,330		WM Wrigley Jr. Co.	8,315,617
			8,315,617
		Healthcare - Products: 8.7%
128,800	@@	Covidien Ltd.	5,699,400
97,810	@	Hologic, Inc.	5,438,236
10,700	@	Intuitive Surgical, Inc.	3,470,545
77,700	@	Kinetic Concepts, Inc.	3,592,071
235,360	@	St. Jude Medical, Inc.	10,165,198
69,100	@	Varian Medical Systems, Inc.	3,236,644
			31,602,094
		Household Products/Wares: 1.4%
130,760		Tupperware Corp.	5,057,797
			5,057,797
		Housewares: 0.8%
66,600		Toro Co.	2,756,574
			2,756,574

PORTFOLIO OF INVESTMENTS
ING Mid Cap Growth Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Internet: 3.8%
236,700	@	McAfee, Inc.	$7,832,403
88,600	@	Valueclick, Inc.	1,528,350
138,260	@	VeriSign, Inc.	4,595,762
			13,956,515
		Machinery - Diversified: 1.9%
116,820		Roper Industries, Inc.	6,943,781
			6,943,781
		Miscellaneous Manufacturing: 2.2%
84,200		ITT Corp.	4,362,402
83,420	@@	Tyco International Ltd.	3,674,651
			8,037,053
		Oil & Gas: 6.4%
47,270		Hess Corp.	4,168,269
79,190		Murphy Oil Corp.	6,504,667
168,640		Patterson-UTI Energy, Inc.	4,414,995
52,750		Sunoco, Inc.	2,767,793
85,130		XTO Energy, Inc.	5,266,142
			23,121,866
		Oil & Gas Services: 4.2%
109,300		BJ Services Co.	3,116,143
68,740	@	Exterran Holdings, Inc.	4,436,480
63,032	@	National Oilwell Varco, Inc.	3,679,808
56,930	@	Weatherford International Ltd.	4,125,717
			15,358,148
		Packaging & Containers: 2.7%
202,490	@	Pactiv Corp.	5,307,263
92,800		Silgan Holdings, Inc.	4,605,664
			9,912,927
		Pharmaceuticals: 3.8%
105,410	@	Hospira, Inc.	4,508,386
162,042		Perrigo Co.	6,113,845
35,600	@	United Therapeutics Corp.	3,086,520
			13,708,751
		Retail: 7.2%
27,500	@	Chipotle Mexican Grill, Inc.	2,669,975
37,150	@	Copart, Inc.	1,439,934
136,500	@	GameStop Corp.	7,058,415
303,260		TJX Cos., Inc.	10,028,807
133,470	@	Under Armour, Inc.	4,885,002
			26,082,133
		Savings & Loans: 1.3%
266,230		People’s United Financial, Inc.	4,608,441
			4,608,441
		Semiconductors: 1.7%
89,810	@	Nvidia Corp.	1,777,340
238,360	@, @@	Verigy Ltd.	4,490,702
			6,268,042
		Software: 9.0%
286,400	@	Activision, Inc.	7,821,584
97,350	@	Ansys, Inc.	3,360,522
123,760		Blackbaud, Inc.	3,004,893
51,560		Dun & Bradstreet Corp.	4,195,953
111,260	@	Fiserv, Inc.	5,350,493
222,370	@	Intuit, Inc.	6,006,214
61,920	@	Mantech International Corp.	2,808,691
			32,548,350
		Telecommunications: 3.4%
285,400	@	Juniper Networks, Inc.	7,135,000
178,850	@	SBA Communications Corp.	5,335,096
			12,470,096
		Total Common Stock
		(Cost $350,174,444)	342,574,575
REAL ESTATE INVESTMENT TRUSTS: 0.6%
		Health Care: 0.6%
61,300		Nationwide Health Properties, Inc.	2,068,875

		Total Real Estate Investment Trusts
		(Cost $1,926,647)	2,068,875
EXCHANGE-TRADED FUNDS: 1.5%
		Exchange-Traded Funds: 1.5%
27,681		iShares Russell Midcap Growth Index Fund	2,804,085
78,873		KBW Regional Banking ETF	2,771,597
		Total Exchange-Traded Funds
		(Cost $6,043,924)	5,575,682
		Total Long-Term Investments
		(Cost $358,145,015)	350,219,132

PORTFOLIO OF INVESTMENTS
ING Mid Cap Growth Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares				Value
SHORT-TERM INVESTMENTS: 2.4%
		Mutual Fund: 2.4%
8,667,000	**	ING Institutional Prime Money Market Fund		$8,667,000
		Total Short-Term Investments
		(Cost $8,667,000)		8,667,000
		Total Investments in Securities
		(Cost $366,812,015)*	98.9%	$358,886,132
		Other Assets and Liabilities - Net	1.1	4,139,047
		Net Assets	100.0%	$363,025,179

@	Non-income producing security
@@	Foreign Issuer
**	Investment in affiliate
*	Cost for federal income tax purposes is $367,122,507.
	Net unrealized depreciation consists of:
	Gross Unrealized Appreciation	$10,712,902
	Gross Unrealized Depreciation	(18,949,277)
	Net Unrealized Depreciation	$(8,236,375)

PORTFOLIO OF INVESTMENTS
ING Mid Cap Growth Portfolio	as of March 31, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolios own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolios investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$358,886,132	$—
Level 2- Other Significant Observable Inputs	—	—
Level 3- Significant Unobservable Inputs	—	—
Total	$358,886,132	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of March 31, 2008, were as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 12/31/07	$—	$—
Net purchases (sales)	—	—
Total realized and unrealized gain (loss)	—	—
Transfers in and/or out of Level 3	—	—
Balance at 03/31/08	$—	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Main Street Portfolio®	as of March 31, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 99.1%
		Advertising: 0.0%
1,700	@	Getty Images, Inc.	$54,400
			54,400
		Aerospace/Defense: 1.4%
1,300	@, L	AAR Corp.	35,451
27,000		Boeing Co.	2,007,990
1,100		DRS Technologies, Inc.	64,108
800	@	Esterline Technologies Corp.	40,296
3,000		L-3 Communications Holdings, Inc.	328,020
8,400		Northrop Grumman Corp.	653,604
3,400		Raytheon Co.	219,674
400	@	Teledyne Technologies, Inc.	18,800
900	@	TransDigm Group, Inc.	33,345
800	L	Triumph Group, Inc.	45,544
33,900		United Technologies Corp.	2,332,998
			5,779,830
		Agriculture: 1.2%
64,900		Altria Group, Inc.	1,440,780
64,400	@	Philip Morris International, Inc.	3,257,352
800		Universal Corp.	52,424
			4,750,556
		Airlines: 0.1%
6,900	@, L	Continental Airlines, Inc.	132,687
1,700	@	Northwest Airlines Corp.	15,283
1,900		Skywest, Inc.	40,128
9,700		Southwest Airlines Co.	120,280
3,300	@, L	UAL Corp.	71,049
			379,427
		Apparel: 0.0%
300	@, L	Deckers Outdoor Corp.	32,346
2,300	@, L	Iconix Brand Group, Inc.	39,905
500	@, L	Warnaco Group, Inc.	19,720
700		Wolverine World Wide, Inc.	20,307
			112,278
		Auto Manufacturers: 0.1%
11,600	L	Paccar, Inc.	522,000
			522,000
		Auto Parts & Equipment: 0.1%
1,500	L	American Axle & Manufacturing Holdings, Inc.	30,750
2,000	L	ArvinMeritor, Inc.	25,020
1,200	@@	Autoliv, Inc.	60,240
1,900		Cooper Tire & Rubber Co.	28,443
5,100	@, L	Lear Corp.	132,141
			276,594
		Banks: 4.9%
163,108		Bank of America Corp.	6,183,424
17,900		Bank of New York Mellon Corp.	746,967
62,600	L	Capital One Financial Corp.	3,081,172
5,900	L	PNC Financial Services Group, Inc.	386,863
27,200		State Street Corp.	2,148,800
57,900		US Bancorp.	1,873,644
66,413	L	Wachovia Corp.	1,793,151
121,900	L	Wells Fargo & Co.	3,547,290
			19,761,311
		Beverages: 1.1%
900	@, L	Central European Distribution Corp.	52,371
45,000		Coca-Cola Co.	2,739,150
3,300	@, L	Constellation Brands, Inc.	58,311
1,400	@, L	Hansen Natural Corp.	49,420
24,300		PepsiCo, Inc.	1,754,460
			4,653,712
		Biotechnology: 0.7%
35,800	@	Amgen, Inc.	1,495,724
13,800	@	Genentech, Inc.	1,120,284
2,300	@, L	Invitrogen Corp.	196,581
500	@, L	Martek Biosciences Corp.	15,285
			2,827,874
		Building Materials: 0.0%
4,200	@, L	USG Corp.	154,644
			154,644
		Chemicals: 1.5%
1,300		Ashland, Inc.	61,490
900		CF Industries Holdings, Inc.	93,258
1,000		Cytec Industries, Inc.	53,850
2,300		Hercules, Inc.	42,067
400	L	Minerals Technologies, Inc.	25,120
48,400		Monsanto Co.	5,396,600

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Main Street Portfolio®	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Chemicals (continued)
600		NewMarket Corp.	$45,270
800	@, L	OM Group, Inc.	43,632
3,800	@, L	Terra Industries, Inc.	135,014
			5,896,301
		Coal: 0.0%
1,100	L	Walter Industries, Inc.	68,893
			68,893
		Commercial Services: 0.8%
35,900	@@	Accenture Ltd.	1,262,603
900	@, L	Bankrate, Inc.	44,901
1,200	@, W	ChoicePoint, Inc.	57,120
2,700	@	Convergys Corp.	40,662
1,600		Deluxe Corp.	30,736
1,300	L	DeVry, Inc.	54,392
1,600	@, L	Euronet Worldwide, Inc.	30,816
2,800	@, L	Healthspring, Inc.	39,424
3,500	@	Hewitt Associates, Inc.	139,195
1,300	L	Manpower, Inc.	73,138
1,600	@, @@, L	Net 1 UEPS Technologies, Inc.	36,080
5,000	L	Robert Half International, Inc.	128,700
3,200	@, L	SAIC, Inc.	59,488
1,900	L	Sotheby’s	54,929
2,300	@, L	United Rentals, Inc.	43,332
14,910	@	Visa, Inc.	929,788
1,000		Watson Wyatt Worldwide, Inc.	56,750
400	@, L	Wright Express Corp.	12,292
			3,094,346
		Computers: 7.3%
1,400	@	Affiliated Computer Services, Inc.	70,154
63,900	@	Apple, Inc.	9,169,650
7,900	@	Brocade Communications Systems, Inc.	57,670
11,200	@, L	Cadence Design Systems, Inc.	119,616
4,400	@	Computer Sciences Corp.	179,476
2,400	@, L	DST Systems, Inc.	157,776
49,600		Electronic Data Systems Corp.	825,840
228,400		Hewlett-Packard Co.	10,428,744
800	@, L	IHS, Inc.	51,448
56,800		International Business Machines Corp.	6,539,952
5,000	@	Lexmark International, Inc.	153,600
3,600	@, L	Micros Systems, Inc.	121,176
7,400	@	NCR Corp.	168,942
3,900	@, L	Sandisk Corp.	88,023
70,500	L	Seagate Technology, Inc.	1,476,270
130,700	I	Seagate Technology, Inc. - Escrow	1
100	@	Synopsys, Inc.	2,271
2,300	@	Teradata Corp.	50,738
3,700	@	Western Digital Corp.	100,048
			29,761,395
		Cosmetics/Personal Care: 1.7%
600	@, L	Chattem, Inc.	39,804
95,932		Procter & Gamble Co.	6,721,955
			6,761,759
		Distribution/Wholesale: 0.0%
2,800	@, L	Fossil, Inc.	85,512
1,000	L	Owens & Minor, Inc.	39,340
700	@, L	United Stationers, Inc.	33,390
			158,242
		Diversified Financial Services: 5.1%
200		Ameriprise Financial, Inc.	10,370
88,600		Charles Schwab Corp.	1,668,338
74,100		Citigroup, Inc.	1,587,222
600		CME Group, Inc.	281,460
5,050		Discover Financial Services	82,669
1,000	@, L	FCStone Group, Inc.	27,700
14,800		Goldman Sachs Group, Inc.	2,447,772
4,900	L	Invesco Ltd.	119,364
7,200	L	Janus Capital Group, Inc.	167,544
135,800		JPMorgan Chase & Co.	5,832,610
2,600	@, L	Knight Capital Group, Inc.	42,224
1,000	@@, L	Lazard Ltd.	38,200
70,500	L	Lehman Brothers Holdings, Inc.	2,653,620
98,500		Merrill Lynch & Co., Inc.	4,012,890
33,800		Morgan Stanley	1,544,660
2,300	@, L	Nasdaq Stock Market, Inc.	88,918
1,400	L	National Financial Partners Corp.	31,458
1,900	L	OptionsXpress Holdings, Inc.	39,349
			20,676,368
		Electric: 0.0%
3,500	@, L	Mirant Corp.	127,365
			127,365
		Electrical Components & Equipment: 0.3%
1,000	L	Belden CDT, Inc.	35,320
17,800		Emerson Electric Co.	915,988

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Main Street Portfolio®	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Electrical Components & Equipment (continued)
2,700	@, L	GrafTech International Ltd.	$43,767
2,600		Molex, Inc.	60,216
			1,055,291
		Electronics: 0.4%
27,100	@	Agilent Technologies, Inc.	808,393
3,200		Applera Corp. - Applied Biosystems Group	105,152
5,200	@	Arrow Electronics, Inc.	174,980
5,500	@	Avnet, Inc.	180,015
2,000	@	Benchmark Electronics, Inc.	35,900
3,400		Gentex Corp.	58,310
1,600	@	Plexus Corp.	44,880
1,100	@, L	Rofin-Sinar Technologies, Inc.	49,390
1,600	@	Thomas & Betts Corp.	58,192
1,200	L	Watts Water Technologies, Inc.	33,636
1,200	L	Woodward Governor Co.	32,064
			1,580,912
		Energy - Alternate Sources: 0.0%
3,900	@, L	Evergreen Solar, Inc.	36,153
			36,153
		Engineering & Construction: 0.1%
1,900	@@, L	Chicago Bridge & Iron Co. NV	74,556
1,800	@, L	EMCOR Group, Inc.	39,978
100		Fluor Corp.	14,116
2,800		KBR, Inc.	77,644
700	@, L	Perini Corp.	25,361
1,200	@	Shaw Group, Inc.	56,568
1,300	@	URS Corp.	42,497
			330,720
		Entertainment: 0.0%
1,000	@	DreamWorks Animation SKG, Inc.	25,780
			25,780
		Environmental Control: 0.4%
3,200	@, L	Darling International, Inc.	41,440
44,200		Waste Management, Inc.	1,483,352
			1,524,792
		Food: 0.8%
1,800	@, L	Chiquita Brands International, Inc.	41,598
1,100	@, @@, L	Fresh Del Monte Produce, Inc.	40,040
118,600	L	Kroger Co.	3,012,440
			3,094,078
		Forest Products & Paper: 0.1%
2,100	@@, L	AbitibiBowater, Inc.	27,111
4,500	@, @@, L	Domtar Corp.	30,735
11,100		International Paper Co.	301,920
1,600	L	Rock-Tenn Co.	47,952
			407,718
		Gas: 0.0%
400	L	Northwest Natural Gas Co.	17,376
700		WGL Holdings, Inc.	22,442
			39,818
		Hand/Machine Tools: 0.0%
1,100	L	Regal-Beloit Corp.	40,293
			40,293
		Healthcare - Products: 1.3%
16,600		Baxter International, Inc.	959,812
68,900		Johnson & Johnson	4,469,543
			5,429,355
		Healthcare - Services: 1.6%
37,200		Aetna, Inc.	1,565,748
900	@, L	Amedisys, Inc.	35,406
1,300	@, L	AMERIGROUP Corp.	35,529
2,300	@, L	Centene Corp.	32,062
3,100	@	Coventry Health Care, Inc.	125,085
4,100	@	Health Net, Inc.	126,280
15,800	@	Humana, Inc.	708,788
3,500	@, L	Lincare Holdings, Inc.	98,385
107,109		UnitedHealth Group, Inc.	3,680,265
709	@	WellPoint, Inc.	31,288
			6,438,836
		Home Builders: 0.2%
2,200	L	KB Home	54,406
9,300	L	Lennar Corp.	174,933
400	@, L	NVR, Inc.	239,000
15,600	L	Pulte Homes, Inc.	226,980
1,500	L	Ryland Group, Inc.	49,335
1,400	L	Thor Industries, Inc.	41,678
8,000	@, L	Toll Brothers, Inc.	187,840
			974,172
		Home Furnishings: 0.0%
600	L	Tempur-Pedic International, Inc.	6,600
			6,600
		Household Products/Wares: 0.0%
2,300		American Greetings Corp.	42,665
			42,665

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Main Street Portfolio®	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Insurance: 7.0%
40,800	@@	ACE Ltd.	$2,246,448
32,500		Allstate Corp.	1,561,950
71,400	L	American International Group, Inc.	3,088,050
42,000		AON Corp.	1,688,400
900	@, @@, L	Arch Capital Group Ltd.	61,803
2,000	@@	Aspen Insurance Holdings Ltd.	52,760
2,600		Assurant, Inc.	158,236
1,800	@@, L	Assured Guaranty Ltd.	42,732
2,100	@@	Axis Capital Holdings Ltd.	71,358
610	@, L	Berkshire Hathaway, Inc. - Class B	2,728,469
61,200		Chubb Corp.	3,028,176
29,400		Cigna Corp.	1,192,758
1,800	L	CNA Financial Corp.	46,422
800		Delphi Financial Group	23,384
1,400	@@	Endurance Specialty Holdings Ltd.	51,240
800	@@	Everest Re Group Ltd.	71,624
3,800	L	Fidelity National Title Group, Inc.	69,654
4,900		First American Corp.	166,306
18,300		Genworth Financial, Inc.	414,312
11,800	L	Hartford Financial Services Group, Inc.	894,086
2,500		HCC Insurance Holdings, Inc.	56,725
1,500	@@	IPC Holdings Ltd.	42,000
24,500		Lincoln National Corp.	1,274,000
43,300		Loews Corp.	1,741,526
500	@@, L	Max Re Capital Ltd.	13,095
600	L	Mercury General Corp.	26,586
9,600	L	Metlife, Inc.	578,496
1,300		Nationwide Financial Services	61,464
1,300	L	Odyssey Re Holdings Corp.	47,775
1,100	@@, L	PartnerRe Ltd.	83,930
800	@, L	ProAssurance Corp.	43,064
33,100		Prudential Financial, Inc.	2,590,075
1,000	L	Reinsurance Group of America	54,440
1,300	@@	RenaissanceRe Holdings Ltd.	67,483
1,500		Safeco Corp.	65,820
1,200		Stancorp Financial Group, Inc.	57,252
1,300		Torchmark Corp.	78,143
73,700		Travelers Cos., Inc.	3,526,545
5,100		UnumProvident Corp.	112,251
2,500		WR Berkley Corp.	69,225
2,300	@@, L	XL Capital Ltd.	67,965
			28,316,028
		Internet: 2.3%
1,600	@, L	Blue Coat Systems, Inc.	35,264
4,500	@, @@, L	Check Point Software Technologies	100,800
1,100	@, L	Cybersource Corp.	16,071
3,900	@, L	Expedia, Inc.	85,371
17,800	@	Google, Inc. - Class A	7,840,366
5,400	@	McAfee, Inc.	178,686
1,100	@, L	NetFlix, Inc.	38,115
600	@, L	Priceline.com, Inc.	72,516
900	@, @@, L	Sohucom, Inc.	40,617
61,200	@, L	Symantec Corp.	1,017,144
5,000	@, L	TIBCO Software, Inc.	35,700
			9,460,650
		Investment Companies: 0.0%
2,700	L	Apollo Investment Corp.	42,741
			42,741
		Iron/Steel: 1.7%
3,200		AK Steel Holding Corp.	174,144
1,900	L	Carpenter Technology Corp.	106,343
48,500		Nucor Corp.	3,285,390
2,500		Reliance Steel & Aluminum Co.	149,650
700	L	Schnitzer Steel Industries, Inc.	49,714
24,200	L	United States Steel Corp.	3,070,254
			6,835,495
		Leisure Time: 0.0%
1,700		Callaway Golf Co.	24,956
700	L	Polaris Industries, Inc.	28,707
			53,663
		Lodging: 0.0%
1,000		Wyndham Worldwide Corp.	20,680
			20,680
		Machinery - Construction & Mining: 1.4%
70,700	L	Caterpillar, Inc.	5,535,103
			5,535,103
		Machinery - Diversified: 0.5%
1,500		Applied Industrial Technologies, Inc.	44,835
2,400	L	Briggs & Stratton Corp.	42,960
14,400		Cummins, Inc.	674,208
13,600		Deere & Co.	1,093,984

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Main Street Portfolio®	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Machinery - Diversified (continued)
900	@	Gardner Denver, Inc.	$33,390
1,000	L	IDEX Corp.	30,690
1,200		Robbins & Myers, Inc.	39,180
			1,959,247
		Media: 2.0%
76,500		Clear Channel Communications, Inc.	2,235,330
500	@	DIRECTV Group, Inc.	12,395
14,800	@	Dish Network Corp.	425,204
2,800	L	Gannett Co., Inc.	81,340
5,300	@, L	Liberty Global, Inc.	180,624
900	@, L	Scholastic Corp.	27,243
140,200		Time Warner, Inc.	1,965,604
29,700	@, L	Viacom - Class B	1,176,714
67,200		Walt Disney Co.	2,108,736
			8,213,190
		Metal Fabricate/Hardware: 0.0%
1,900	L	Timken Co.	56,468
2,500	L	Worthington Industries	42,175
			98,643
		Mining: 2.5%
97,000		Alcoa, Inc.	3,497,820
800	@, L	Century Aluminum Co.	52,992
700	L	Compass Minerals International, Inc.	41,286
39,600		Freeport-McMoRan Copper & Gold, Inc.	3,810,312
4,300	@, L	Hecla Mining Co.	47,988
500		Kaiser Aluminum Corp.	34,650
26,100	L	Southern Copper Corp.	2,709,963
			10,195,011
		Miscellaneous Manufacturing: 6.4%
32,600		3M Co.	2,580,290
1,500	L	Actuant Corp.	45,315
1,100		Acuity Brands, Inc.	47,245
1,200	L	AO Smith Corp.	39,444
1,800	L	Barnes Group, Inc.	41,310
1,100		Crane Co.	44,385
4,000	L	Eastman Kodak Co.	70,680
10,500		Eaton Corp.	836,535
325,500		General Electric Co.	12,046,755
70,900		Honeywell International, Inc.	4,000,178
16,600	@@, L	Ingersoll-Rand Co.	740,028
10,100		Parker Hannifin Corp.	699,627
1,000		Pentair, Inc.	31,900
300		SPX Corp.	31,470
700		Teleflex, Inc.	33,397
26,800		Textron, Inc.	1,485,256
75,300	@@, L	Tyco International Ltd.	3,316,965
			26,090,780
		Office Furnishings: 0.0%
1,400	L	Herman Miller, Inc.	34,398
3,400	L	Steelcase, Inc.	37,604
			72,002
		Office/Business Equipment: 0.3%
3,100	L	IKON Office Solutions, Inc.	23,560
67,500		Xerox Corp.	1,010,475
			1,034,035
		Oil & Gas: 18.8%
54,600		Anadarko Petroleum Corp.	3,441,438
33,400		Apache Corp.	4,035,388
51,900		Chesapeake Energy Corp.	2,395,185
128,894		Chevron Corp.	11,002,392
1,300	L	Cimarex Energy Co.	71,162
113,500		ConocoPhillips	8,649,835
34,700		Devon Energy Corp.	3,620,251
23,100	L	Diamond Offshore Drilling	2,688,840
2,100	L	ENSCO International, Inc.	131,502
5,300		EOG Resources, Inc.	636,000
260,400	L	ExxonMobil Corp.	22,024,632
2,200		Frontier Oil Corp.	59,972
36,600		Hess Corp.	3,227,388
1,200		Holly Corp.	52,092
76,000		Marathon Oil Corp.	3,465,600
2,000	@, L	Mariner Energy, Inc.	54,020
11,900		Murphy Oil Corp.	977,466
16,000		Noble Energy, Inc.	1,164,800
85,400		Occidental Petroleum Corp.	6,248,718
3,900		Patterson-UTI Energy, Inc.	102,102
900	@, L	Stone Energy Corp.	47,079
23,100		Valero Energy Corp.	1,134,441
1,300	L	W&T Offshore, Inc.	44,343
16,100		XTO Energy, Inc.	995,946
			76,270,592

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Main Street Portfolio®	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Oil & Gas Services: 4.3%
31,400		Baker Hughes, Inc.	$2,150,900
800	@, L	Dril-Quip, Inc.	37,176
1,600	@, L	FMC Technologies, Inc.	91,024
97,500	L	Halliburton Co.	3,834,675
900	@	NATCO Group, Inc.	42,075
700	@, L	Oil States International, Inc.	31,367
92,200	L	Schlumberger Ltd.	8,021,400
600	@, L	SEACOR Holdings, Inc.	51,216
22,300	@, L	Transocean, Inc.	3,014,960
			17,274,793
		Packaging & Containers: 0.0%
500	L	Greif, Inc.	33,965
			33,965
		Pharmaceuticals: 1.9%
4,000		Abbott Laboratories	220,600
3,800		AmerisourceBergen Corp.	155,724
8,300		Eli Lilly & Co.	428,197
4,700	@, L	Endo Pharmaceuticals Holdings, Inc.	112,518
1,000	@	Express Scripts, Inc.	64,320
16,100	@, L	King Pharmaceuticals, Inc.	140,070
44,700		Merck & Co., Inc.	1,696,365
6,200	L	Omnicare, Inc.	112,592
223,500		Pfizer, Inc.	4,677,855
			7,608,241
		Real Estate: 0.0%
800	L	Jones Lang LaSalle, Inc.	61,872
			61,872
		Retail: 3.6%
10,500	@, L	Autonation, Inc.	157,185
300	@	Autozone, Inc.	34,149
70,600	L	Best Buy Co., Inc.	2,927,076
6,000	@, L	Big Lots, Inc.	133,800
200		Buckle, Inc.	8,946
1,000	L	Casey’s General Stores, Inc.	22,600
1,300	L	Cash America International, Inc.	47,320
2,129	@, L	Chipotle Mexican Grill, Inc.	206,705
29,000		CVS Caremark Corp.	1,174,790
3,300	@, L	Dollar Tree, Inc.	91,047
8,500	L	Family Dollar Stores, Inc.	165,750
136,800		Gap, Inc.	2,692,224
25,900	L	Home Depot, Inc.	724,423
5,200		Macy’s, Inc.	119,912
7,400		McDonald’s Corp.	412,698
1,000	L	Men’s Wearhouse, Inc.	23,270
4,700	@, L	Office Depot, Inc.	51,935
2,400	L	Polo Ralph Lauren Corp.	139,896
9,200	L	RadioShack Corp.	149,500
68,600		TJX Cos., Inc.	2,268,602
13,000		Wal-Mart Stores, Inc.	684,840
66,700		Yum! Brands, Inc.	2,481,907
			14,718,575
		Semiconductors: 5.1%
4,100		Altera Corp.	75,563
4,100	@, L	Amkor Technology, Inc.	43,870
16,900		Analog Devices, Inc.	498,888
135,200		Applied Materials, Inc.	2,637,752
7,700	@	Atmel Corp.	26,796
6,100	@	Broadcom Corp.	117,547
3,900	@	Cypress Semiconductor Corp.	92,079
500	@, L	Diodes, Inc.	10,980
417,800		Intel Corp.	8,849,004
6,200		Intersil Corp.	159,154
2,800	L	KLA-Tencor Corp.	103,880
3,200	@, L	Lam Research Corp.	122,304
37,900	@, L	MEMC Electronic Materials, Inc.	2,687,110
6,900	@, L	Novellus Systems, Inc.	145,245
32,800	@	Nvidia Corp.	649,112
2,900	@, L	Omnivision Technologies, Inc.	48,778
4,900	@, L	PMC - Sierra, Inc.	27,930
3,500	@, L	Semtech Corp.	50,155
1,200	@, L	Sigma Designs, Inc.	27,204
1,400	@, L	Silicon Laboratories, Inc.	44,156
5,200	@, L	Skyworks Solutions, Inc.	37,856
133,500		Texas Instruments, Inc.	3,774,045
4,500	@, L	Varian Semiconductor Equipment Associates, Inc.	126,675
9,000	L	Xilinx, Inc.	213,750
			20,569,833
		Software: 4.2%
7,300	@	Activision, Inc.	199,363
27,800	@, L	Adobe Systems, Inc.	989,402
900	@, L	Advent Software, Inc.	38,358
1,200	@, L	Ansys, Inc.	41,424
5,300	@	Autodesk, Inc.	166,844
15,500	@	BEA Systems, Inc.	296,825

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Main Street Portfolio®	as of March 31, 2008 (Unaudited) (continued)

Shares				Value
		Software (continued)
6,800	@	BMC Software, Inc.		$221,136
18,700	@, L	Compuware Corp.		137,258
420,600		Microsoft Corp.		11,936,628
500	@, L	MicroStrategy, Inc.		36,995
24,100	@, L	Novell, Inc.		151,589
1,300	@, @@, L	Open Text Corp.		40,703
133,900	@	Oracle Corp.		2,619,084
2,400	@, L	Quest Software, Inc.		31,368
2,600	@, L	Sybase, Inc.		68,380
				16,975,357
		Telecommunications: 5.6%
170,300		AT&T, Inc.		6,522,490
4,600	L	CenturyTel, Inc.		152,904
224,200	@	Cisco Systems, Inc.		5,400,978
4,100	@, L	CommScope, Inc.		142,803
4,020	@, L	EchoStar Holding Corp.		118,751
9,400	@, L	Foundry Networks, Inc.		108,852
4,900	@, L	Harmonic, Inc.		37,240
1,700		Harris Corp.		82,501
4,400	@, L	JDS Uniphase Corp.		58,916
2,200	L	Plantronics, Inc.		42,482
202,600		Qualcomm, Inc.		8,306,600
24,500	L	Qwest Communications International, Inc.		110,985
30,087		Sprint Nextel Corp.		201,282
2,600		Telephone & Data Systems, Inc.		102,102
12,300	@, L	Tellabs, Inc.		67,035
36,800		Verizon Communications, Inc.		1,341,360
				22,797,281
		Textiles: 0.0%
900	@, L	Mohawk Industries, Inc.		64,449
				64,449
		Transportation: 0.3%
6,100		Norfolk Southern Corp.		331,352
1,000		Ryder System, Inc.		60,910
1,400	@, @@, L	TBS International Ltd.		42,280
1,600	L	Tidewater, Inc.		88,176
4,300		Union Pacific Corp.		539,134
				1,061,852
		Total Common Stock
		(Cost $411,618,057)		402,208,556
REAL ESTATE INVESTMENT TRUST: 0.1%
		Regional Malls: 0.1%
7,000	L	General Growth Properties, Inc.		267,190
		Total Real Estate Investment Trust
		(Cost $388,734)		267,190
		Total Long-Term Investments
		(Cost $412,006,791)		402,475,746

Principal Amount				Value
SHORT-TERM INVESTMENTS: 17.4%
		U.S. Government Agency Obligations: 0.3%
$1,340,000	L, Z	Federal Home Loan Bank, 1.300%, due 04/01/08		$1,339,951
		Total U.S. Government Agency Obligations
		(Cost $1,339,951)		1,339,951

		Securities Lending Collateral(cc): 17.1%
69,150,000		Bank of New York Mellon Corp. Institutional Cash Reserves		69,150,000
		Total Securities Lending Collateral
		(Cost $69,150,000)		69,150,000
		Total Short-Term Investments
		(Cost $70,489,951)		70,489,951
		Total Investments in Securities
		(Cost $482,496,742)*	116.6%	$472,965,697
		Other Assets and Liabilities - Net	(16.6)	(67,344,424)
		Net Assets	100.0%	$405,621,273

@	Non-income producing security
@@	Foreign Issuer
cc	Securities purchased with cash collateral for securities loaned.
W	When-issued or delayed delivery security
I	Illiquid security
L	Loaned security, a portion or all of the security is on loan at March 31, 2008.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
*	Cost for federal income tax purposes is $484,836,176.
Net unrealized depreciation consists of:
	Gross Unrealized Appreciation	$17,166,562
	Gross Unrealized Depreciation	(29,037,041)
	Net Unrealized Depreciation	$(11,870,479)

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Main Street Portfolio®	as of March 31, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolios own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolios investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$402,475,745	$—
Level 2- Other Significant Observable Inputs	1,339,952	—
Level 3- Significant Unobservable Inputs	—	—
Total	$403,815,697	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of March 31, 2008, were as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 12/31/07	$—	$—
Net purchases (sales)	—	—
Total realized and unrealized gain (loss)	—	—
Transfers in and/or out of Level 3	—	—
Balance at 03/31/08	$—	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio	as of March 31, 2008

	Principal Amount			Value
CORPORATE BONDS/NOTES: 25.6%
			Aerospace/Defense: 0.1%
	$1,500,000	C	Goodrich Corp., 6.290%, due 07/01/16	$1,618,254
				1,618,254
			Agriculture: 0.1%
	1,200,000	C, L	Reynolds American, Inc., 7.625%, due 06/01/16	1,268,597
				1,268,597
			Airlines: 0.1%
	1,550,000		Continental Airlines, Inc., 7.056%, due 09/15/09	1,544,188
	145,297	C	United Air Lines, Inc., 9.350%, due 04/07/16	61,751
				1,605,939
			Auto Manufacturers: 0.5%
	3,000,000	C	DaimlerChrysler NA Holding Corp., 3.218%, due 03/13/09	2,963,595
	7,980,000		DaimlerChrysler NA Holding Corp., 6.800%, due 08/03/14	6,637,812
	3,663,000		Ford Motor Co., 5.800%, due 11/29/13	3,011,100
				12,612,507
			Banks: 12.1%
	2,800,000		Abbey National Treasury Services PLC, 2.653%, due 07/02/08	2,791,984
	2,900,000	L	Bank of America Corp., 6.000%, due 09/01/17	3,054,469
	29,300,000	C	Bank of America Corp., 8.000%, due 01/30/18	29,384,677
	13,600,000		Bank of America NA, 3.080%, due 06/15/16	11,777,274
	9,700,000		Bank of America NA, 3.089%, due 02/27/09	9,682,472
	4,300,000		Bank of America NA, 6.100%, due 06/15/17	4,520,659
	6,100,000	@@	Bank of Ireland, 2.589%, due 12/19/08	6,095,065
	13,700,000		Bank of New York Mellon Corp., 3.495%, due 02/05/10	13,707,247
	2,900,000	@@, #, L	Barclays Bank PLC, 6.050%, due 12/04/17	2,833,677
	11,990,000	@@, #, C, L	BNP Paribas, 5.186%, due 06/29/15	10,070,701
	7,500,000		Calyon New York, 4.035%, due 01/16/09	7,496,573
	16,800,000		Capital One Financial Corp., 3.270%, due 09/10/09	15,226,042
	4,700,000	@@, #, C	Commonwealth Bank of Australia, 6.024%, due 03/29/49	4,035,683
	10,500,000	@@, C, L	Deutsche Bank AG, 6.000%, due 09/01/17	10,951,395
	8,000,000		Dexia Credit Local, 2.654%, due 09/29/08	8,002,136
	8,000,000		Fortis Bank SA, 2.646%, due 09/30/08	7,989,296
	7,600,000		Fortis Bank SA, 2.649%, due 06/30/08	7,597,621
	2,000,000	@@, #	Glitnir Banki HF, 4.421%, due 01/18/12	1,513,974
	11,000,000		JPMorgan Chase Bank NA, 6.000%, due 10/01/17	11,485,199
	27,900,000	@@, #	National Australia Bank Ltd., 3.578%, due 02/08/10	27,913,448
	8,300,000		Nordea Bank Finland PLC, 3.028%, due 05/28/08	8,304,206
DKK	51,572,336	@@	Nykredit Realkredit A/S, 5.000%, due 10/01/38	10,328,372
	$2,850,000	#, C	Rabobank Capital Funding Trust, 5.254%, due 12/31/49	2,371,018
DKK	51,872,874	@@	Realkredit Danmark A/S, 5.000%, due 10/01/38	10,391,513
	$1,500,000	@@, #, C	Resona Bank Ltd., 5.850%, due 09/29/49	1,248,413
	3,900,000	@@, #, C	Royal Bank of Scotland Group PLC, 6.990%, due 10/05/17	3,316,131
	3,300,000	C	State Street Capital Trust III, 8.250%, due 12/29/49	3,326,103
	51,200,000		Svenska Hndlsbkn Svskhb, 3.150%, due 04/22/08	51,104,352
	4,800,000	@@	UBS AG, 5.875%, due 12/20/17	4,915,253
	6,800,000	@@, #	Unicredit Luxembourg Finance SA, 3.768%, due 10/24/08	6,793,826
	3,400,000	@@, #	VTB Capital (VNESHTORGBK), 3.839%, due 08/01/08	3,366,000
	600,000		Wachovia Bank NA - Old, 2.639%, due 03/23/09	594,487
	7,900,000	L	Wachovia Corp., 5.750%, due 02/01/18	7,752,246
	15,000,000		Wells Fargo & Co., 3.674%, due 01/29/10	14,931,120
				324,872,632
			Building Materials: 0.1%
	4,100,000	@@, #, C, L	C8 Capital SPV Ltd., 6.640%, due 12/31/49	3,795,555
				3,795,555
			Diversified Financial Services: 7.8%
	9,300,000		American Express Co., 7.000%, due 03/19/18	9,780,866
	5,000,000		American General Finance Corp., 6.900%, due 12/15/17	4,894,865
	3,500,000		Bear Stearns Cos., Inc., 3.160%, due 08/21/09	3,312,029
	15,200,000		Bear Stearns Cos., Inc., 4.325%, due 07/16/09	14,687,654
JPY	572,000,000		Citigroup, Inc., 0.800%, due 10/30/08	5,697,615
	$900,000	S	Citigroup, Inc., 5.625%, due 08/27/12	891,946
	13,800,000	L	Citigroup, Inc., 6.000%, due 08/15/17	13,631,392
	13,300,000	C	Citigroup, Inc., 8.300%, due 12/21/57	13,141,145
	900,000		Ford Motor Credit Co., 7.250%, due 10/25/11	739,828
JPY	24,000,000		General Electric Capital Corp., 0.550%, due 10/14/08	239,847
	$26,900,000		General Electric Capital Corp., 3.244%, due 10/24/08	26,880,524
	13,700,000		General Electric Capital Corp., 3.689%, due 02/01/11	13,603,073
	9,700,000		General Electric Capital Corp., 5.500%, due 09/15/67	14,481,853
	7,650,000		Goldman Sachs Group, Inc., 4.178%, due 07/23/09	7,584,761
	2,200,000		Goldman Sachs Group, Inc., 5.950%, due 01/18/18	2,182,545
	1,100,000		Goldman Sachs Group, Inc., 6.150%, due 04/01/18	1,100,397
	14,300,000	S	Goldman Sachs Group, Inc., 6.250%, due 09/01/17	14,417,432
	15,300,000	C	Goldman Sachs Group, Inc., 6.750%, due 10/01/37	14,277,547
	3,000,000		JPMorgan Chase & Co., 6.000%, due 01/15/18	3,134,253
	1,400,000		Lehman Brothers Holdings, Inc., 3.984%, due 10/22/08	1,363,482
	10,600,000		Lehman Brothers Holdings, Inc., 5.625%, due 01/24/13	10,317,754
	6,800,000	L	Merrill Lynch & Co., Inc., 3.888%, due 10/23/08	6,777,329
	8,700,000		Merrill Lynch & Co., Inc., 6.050%, due 08/15/12	8,844,455
	500,000		Morgan Stanley, 3.206%, due 02/09/09	494,403
	600,000	C, L	Morgan Stanley, 5.300%, due 03/01/13	598,622

PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio	as of March 31, 2008 (continued)

Principal Amount			Value
		Diversified Financial Services (continued)
$3,000,000		Morgan Stanley, 5.950%, due 12/28/17	$2,904,636
1,600,000	C	Morgan Stanley, 6.250%, due 08/28/17	1,594,072
5,800,000	@@, #, C, L	Santander Perpetual SA Unipersonal, 6.671%, due 10/24/17	5,235,625
1,000,000		SLM Corp., 3.491%, due 07/26/10	787,943
4,525,000	C	UBS Preferred Funding Trust V, 6.243%, due 05/15/49	3,790,326
1,200,000	#, C	ZFS Finance USA Trust IV, 5.875%, due 05/09/32	1,139,404
			208,527,623
		Electric: 0.4%
1,000,000	C, S	Entergy Gulf States, Inc., 3.600%, due 06/01/08	997,529
1,736,087	C, S	Midwest Generation, LLC, 8.300%, due 07/02/09	1,770,809
854,761	I	NRG Energy, Inc., 4.200%, due 02/01/13	801,932
3,396,916		NRG Energy, Inc., 4.200%, due 02/01/13	3,186,966
1,895,179		NRG Energy, Inc., 4.350%, due 02/01/13	1,778,046
342,068		NRG Energy, Inc., 4.460%, due 02/01/13	306,151
157,932		NRG Energy, Inc., 4.710%, due 02/01/13	141,349
300,000	C	Ohio Power Co., 2.908%, due 04/05/10	292,587
			9,275,369
		Food: 0.1%
2,500,000		Kraft Foods, Inc., 6.125%, due 02/01/18	2,502,988
1,100,000	L	Kraft Foods, Inc., 6.875%, due 02/01/38	1,085,895
			3,588,883
		Forest Products & Paper: 0.0%
1,000,000	@@, C, L	Bowater Canada Finance, 7.950%, due 11/15/11	690,000
			690,000
		Healthcare - Services: 0.5%
10,628,000		HCA, Inc., 4.950%, due 11/14/13	9,790,100
2,046,068	I	Health Management Associates, Inc., 4.450%, due 01/16/14	1,782,318
2,800,000	C	UnitedHealth Group, Inc., 4.875%, due 02/15/13	2,768,774
			14,341,192
		Holding Companies - Diversified: 0.1%
839,013	@@	Nordic Telephone Co. APS, 6.050%, due 11/30/13	1,250,503
1,004,559	@@	Nordic Telephone Co. APS, 6.300%, due 11/30/14	1,504,673
			2,755,176
		Home Builders: 0.2%
5,000,000	C	Lennar Corp., 5.950%, due 10/17/11	4,250,000
			4,250,000
		Insurance: 0.8%
11,100,000	C, L	Allstate Corp., 6.125%, due 05/15/37	10,238,096
11,400,000		American International Group, Inc., 5.850%, due 01/16/18	11,207,853
			21,445,949
		Lodging: 0.0%
700,000	C	Mandalay Resort Group, 6.500%, due 07/31/09	700,875
			700,875
		Media: 0.2%
200,000	C, W	Echostar DBS Corp., 5.750%, due 10/01/08	199,500
2,000,000	C	Echostar DBS Corp., 6.375%, due 10/01/11	1,925,000
1,977,500	@@	UPC Broadband Holding BV, 6.360%, due 12/31/14	2,670,863
			4,795,363
		Oil & Gas: 0.0%
500,000	@@, C, S	Conoco Funding Co., 6.350%, due 10/15/11	545,199
			545,199
		Packaging & Containers: 0.1%
2,200,000	#, C	Sealed Air Corp., 5.625%, due 07/15/13	2,302,628
			2,302,628
		Pipelines: 0.5%
625,000	C, S	El Paso Corp., 7.800%, due 08/01/31	644,837
11,300,000	C	Kinder Morgan Energy Partners LP, 5.950%, due 02/15/18	11,211,724
1,300,000	#, S	Williams Cos., Inc., 6.375%, due 10/01/10	1,339,000
			13,195,561
		Real Estate: 0.1%
5,000,000	C	iStar Financial, Inc., 5.800%, due 03/15/11	3,902,480
			3,902,480
		Retail: 0.2%
5,800,000	C, L	Target Corp., 5.125%, due 01/15/13	5,956,142
			5,956,142
		Software: 0.1%
3,723,960		First Data Corp., 5.350%, due 09/24/14	3,360,028
276,040	I	First Data Processing Corp., 5.450%, due 09/24/14	249,064
			3,609,092
		Telecommunications: 1.2%
450,000	C	AT&T Corp., 7.300%, due 11/15/11	487,797
1,900,000	C, S	AT&T, Inc., 4.125%, due 09/15/09	1,911,240
3,300,000	C	AT&T, Inc., 4.950%, due 01/15/13	3,314,675
4,000,000	C	AT&T, Inc., 5.500%, due 02/01/18	3,923,892
2,300,000	C	AT&T, Inc., 6.300%, due 01/15/38	2,231,242
13,900,000	#, C, S	Bellsouth Corp., 4.240%, due 04/26/08	13,909,174
5,700,000	C	Qwest Capital Funding, Inc., 7.000%, due 08/03/09	5,700,000
200,000	C	Qwest Capital Funding, Inc., 7.250%, due 02/15/11	191,000
600,000	C	Qwest Communications International, Inc., 7.500%, due 02/15/14	567,000
950,000	C	Qwest Corp., 8.875%, due 03/15/12	973,750
			33,209,770
		Transportation: 0.3%
7,400,000	C	Union Pacific Corp., 5.700%, due 08/15/18	7,371,421
			7,371,421
		Total Corporate Bonds/Notes
		(Cost $694,874,874)	686,236,207

PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio	as of March 31, 2008 (continued)

Principal Amount			Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 72.2%
		Federal Home Loan Mortgage Corporation: 18.0%
$17,078,156	C	3.048%, due 02/15/19	$16,972,155
96,063	C	3.168%, due 12/15/29	94,186
221,478	C	3.500%, due 07/15/32	216,925
473,776	C	4.000%, due 06/15/22	474,600
11,016,914		4.500%, due 07/01/14	11,117,299
3,736,945	C	4.500%, due 06/15/17	3,797,566
3,896,370	C	4.500%, due 10/15/19	3,953,359
5,666,099	C	4.500%, due 02/15/20	5,740,545
3,483,793	C	4.500%, due 05/15/24	3,505,554
5,974,033	C	4.500%, due 12/15/27	5,995,786
14,407,585		4.692%, due 06/01/35	14,720,408
348,885	C	5.000%, due 09/15/16	350,652
12,975,833	C	5.000%, due 12/15/23	13,156,451
3,333,142	C	5.000%, due 03/15/26	3,384,802
4,888,894	C	5.000%, due 05/15/26	4,992,440
8,700,000	C	5.000%, due 11/15/26	8,849,486
851,769		5.000%, due 08/01/35	844,863
1,219,615		5.000%, due 09/01/35	1,209,727
6,022,744		5.312%, due 09/01/35	6,119,544
743,974	C	5.500%, due 03/15/17	766,952
2,143,047		5.500%, due 09/01/19	2,194,273
1,093,036		5.500%, due 03/01/23	1,114,020
284,000,000	W	5.500%, due 04/01/33	286,795,696
6,750,155		5.500%, due 05/01/35	6,830,172
291,689		5.500%, due 06/01/37	294,872
960,210		5.500%, due 09/01/37	970,686
9,000,000		5.500%, due 04/01/38	9,098,184
1,552,962	C	5.722%, due 10/25/44	1,538,265
97,982		5.882%, due 11/01/31	99,380
1,335,444		6.000%, due 01/01/22	1,383,267
1,762,691		6.000%, due 03/01/22	1,823,662
4,147,349		6.000%, due 10/01/22	4,290,804
6,490,181		6.000%, due 08/01/26	6,686,931
16,214,827		6.000%, due 09/01/27	16,693,109
13,500,000	W	6.000%, due 04/01/34	13,843,832
5,091,589		6.000%, due 06/01/37	5,226,701
952,664		6.000%, due 08/01/37	977,943
2,431,850		6.000%, due 09/01/37	2,496,382
9,305,555		6.000%, due 11/01/37	9,552,490
973,657		6.000%, due 12/01/37	999,494
51,410		6.500%, due 07/01/19	53,860
944,312	C	6.500%, due 02/25/43	975,728
58,416	S	6.714%, due 06/01/24	60,038
1,890,323	S	7.231%, due 01/01/29	1,941,610
78,660	C	8.250%, due 08/15/21	86,564
			482,291,263
		Federal National Mortgage Association: 54.2%
19,500,000		2.799%, due 10/27/37	18,510,141
282,664		3.099%, due 03/25/17	281,911
392,569		3.499%, due 04/25/32	395,492
2,865,348		4.000%, due 05/01/13	2,884,261
3,888,651	L	4.000%, due 09/01/13	3,914,319
5,632,966		4.000%, due 07/01/15	5,670,147
8,048,482		4.208%, due 11/01/34	8,127,930
87,945		4.500%, due 05/01/13	89,073
99,623		4.500%, due 07/01/13	100,901
6,746,845		4.500%, due 04/25/16	6,824,597
345,591		4.500%, due 04/25/17	350,547
2,599,044	S	4.512%, due 08/01/35	2,612,067
3,363,606		4.638%, due 10/01/35	3,377,344
2,764,537		4.719%, due 10/01/35	2,826,319
5,894,831		4.726%, due 07/01/35	5,972,854
5,366,741		4.746%, due 10/01/35	5,392,513
2,526,465		4.851%, due 02/01/34	2,549,679
1,824,254		5.000%, due 11/01/12	1,854,907
161,468		5.000%, due 05/01/18	163,782
743,477		5.000%, due 12/01/18	754,130
35,910		5.000%, due 01/01/19	36,424
497,762		5.000%, due 02/01/19	504,742
122,241		5.000%, due 07/01/19	123,845
177,370		5.000%, due 07/25/19	179,111
408,366		5.000%, due 08/01/19	413,726
570,966		5.000%, due 10/01/19	578,459
576,111		5.000%, due 11/01/19	583,672
1,969,783		5.000%, due 12/01/19	1,995,635
649,675		5.000%, due 02/01/20	657,351
377,307		5.000%, due 04/01/20	381,764
15,113,906		5.000%, due 08/01/20	15,292,459
1,073,950		5.000%, due 09/01/20	1,086,637
6,134,781		5.000%, due 10/01/20	6,207,256
2,934,016		5.000%, due 11/01/20	2,968,678
55,600,000	W	5.000%, due 04/15/21	56,129,924
4,000,000	W	5.000%, due 05/01/22	4,029,376

PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio	as of March 31, 2008 (continued)

Principal Amount			Value
		Federal National Mortgage Association (continued)
$3,468,100	S	5.000%, due 09/01/34	$3,504,326
390,396		5.000%, due 07/01/35	387,026
1,684,640	S	5.000%, due 08/01/35	1,670,096
2,240,990		5.000%, due 08/01/35	2,221,643
136,991		5.000%, due 09/01/35	135,809
33,742,544		5.000%, due 02/01/36	33,451,228
69,888,396	S	5.000%, due 03/01/36	69,285,017
47,000,000	W	5.000%, due 05/01/37	46,419,814
98,357		5.308%, due 05/01/36	99,002
92,059		5.500%, due 01/01/14	94,499
79,526		5.500%, due 12/01/14	81,612
17,171		5.500%, due 06/01/16	17,628
145,865		5.500%, due 03/01/17	149,741
140,773		5.500%, due 01/01/18	144,514
14,094,264		5.500%, due 04/01/22	14,402,239
1,584,374		5.500%, due 06/01/23	1,614,193
2,231,100		5.500%, due 02/01/24	2,273,091
141,941		5.500%, due 01/01/32	143,859
459,278		5.500%, due 10/01/32	465,482
1,126,143		5.500%, due 01/01/33	1,141,197
7,225,239		5.500%, due 02/01/33	7,318,833
15,487		5.500%, due 04/01/33	15,687
5,593,876	S	5.500%, due 05/01/33	5,666,087
1,325,303		5.500%, due 10/01/33	1,342,411
984,695		5.500%, due 11/01/33	997,407
989,954		5.500%, due 12/01/33	1,002,732
4,148,645	S	5.500%, due 12/01/33	4,202,199
3,022,001		5.500%, due 12/01/33	3,061,013
1,102,997		5.500%, due 01/01/34	1,116,741
4,848,594	S	5.500%, due 09/01/34	4,907,625
5,897,601		5.500%, due 09/01/34	5,969,403
866,698		5.500%, due 11/01/34	877,251
1,497,991	S	5.500%, due 11/01/34	1,516,228
1,263,058		5.500%, due 11/01/34	1,278,435
1,252,652	S	5.500%, due 11/01/34	1,267,903
1,573,763		5.500%, due 12/01/34	1,592,923
3,114,112		5.500%, due 01/01/35	3,151,532
13,981,763		5.500%, due 02/01/35	14,150,956
26,208,185	S	5.500%, due 02/01/35	26,527,263
4,525,870		5.500%, due 02/01/35	4,580,857
5,228,569		5.500%, due 03/01/35	5,290,284
1,137,077	S	5.500%, due 03/01/35	1,150,920
9,372,858		5.500%, due 03/01/35	9,485,647
3,672,158		5.500%, due 04/01/35	3,716,822
827,252		5.500%, due 05/01/35	836,896
8,699,073		5.500%, due 06/01/35	8,800,488
9,798,413		5.500%, due 07/01/35	9,912,644
1,341,906	S	5.500%, due 07/01/35	1,357,550
3,505,349		5.500%, due 07/01/35	3,547,090
25,518,841		5.500%, due 08/01/35	25,816,342
344,347		5.500%, due 09/01/35	348,362
1,629,154	S	5.500%, due 09/01/35	1,648,147
3,114,971		5.500%, due 09/01/35	3,151,285
2,727,215	S	5.500%, due 09/01/35	2,759,009
1,585,014		5.500%, due 09/01/35	1,603,492
24,691,284	S	5.500%, due 09/01/35	24,979,137
406,705		5.500%, due 10/01/35	411,447
531,484		5.500%, due 11/01/35	537,680
3,759,459		5.500%, due 12/01/35	3,803,288
591,469		5.500%, due 01/01/36	598,363
34,141		5.500%, due 02/01/36	34,511
24,410,252		5.500%, due 03/01/36	24,694,829
2,341,243		5.500%, due 04/01/36	2,366,660
908,693		5.500%, due 05/01/36	918,558
379,172		5.500%, due 06/01/36	383,288
649,043		5.500%, due 11/01/36	656,090
1,196,403		5.500%, due 12/01/36	1,209,392
8,129,707		5.500%, due 01/01/37	8,216,180
3,045,637		5.500%, due 02/01/37	3,077,909
34,892,741		5.500%, due 03/01/37	35,270,705
4,319,200		5.500%, due 04/01/37	4,364,898
8,001,760		5.500%, due 05/01/37	8,072,162
8,077,715		5.500%, due 06/01/37	8,163,054
3,831,523		5.500%, due 07/01/37	3,872,003
5,585,810		5.500%, due 08/01/37	5,644,824
749,661		5.500%, due 09/01/37	757,581
636,333		5.500%, due 10/01/37	643,056
4,068,833		5.500%, due 11/01/37	4,111,819
980,719		5.500%, due 12/01/37	991,080
2,987,601		5.500%, due 01/01/38	3,019,145
343,000,000	W	5.500%, due 04/01/38	346,269,133
644,119		5.526%, due 08/01/42	640,456
983,256		5.526%, due 10/01/44	976,868
4,280,527	S	6.000%, due 06/01/22	4,423,951
454,806		6.000%, due 09/01/22	470,045
479,836		6.000%, due 10/01/22	495,914

PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio	as of March 31, 2008 (continued)

Principal Amount			Value
		Federal National Mortgage Association (continued)
$972,190	S	6.000%, due 01/01/23	$1,004,764
14,552,647		6.000%, due 12/01/26	14,969,810
15,695,809		6.000%, due 08/01/27	16,141,990
16,288,774		6.000%, due 09/01/27	16,751,811
16,199,079		6.000%, due 10/01/27	16,659,566
32,802,056		6.000%, due 11/01/27	33,734,512
2,000,000		6.000%, due 04/01/34	2,049,062
72,094		6.000%, due 10/01/34	74,120
74,448		6.000%, due 11/01/34	76,540
142,212		6.000%, due 07/01/35	145,962
2,156,787		6.000%, due 02/01/36	2,212,248
814,081		6.000%, due 03/01/36	834,783
981,491		6.000%, due 04/01/36	1,006,731
675,909		6.000%, due 05/01/36	693,290
390,658		6.000%, due 07/01/36	400,704
2,983,452		6.000%, due 08/01/36	3,060,173
1,446,266		6.000%, due 09/01/36	1,483,457
3,286,222		6.000%, due 10/01/36	3,370,715
20,338,964		6.000%, due 11/01/36	20,861,986
1,990,246		6.000%, due 12/01/36	2,041,425
2,012,896		6.000%, due 01/01/37	2,064,658
5,983,335		6.000%, due 03/01/37	6,135,709
20,249,956		6.000%, due 04/01/37	20,768,437
2,740,844		6.000%, due 05/01/37	2,810,884
8,410,041		6.000%, due 06/01/37	8,624,215
195,282		6.000%, due 07/01/37	200,255
15,282,801		6.000%, due 08/01/37	15,672,000
19,278,108		6.000%, due 09/01/37	19,769,054
72,252,620		6.000%, due 10/01/37	74,092,637
29,068,891		6.000%, due 11/01/37	29,809,174
25,902,750		6.000%, due 12/01/37	26,562,401
38,512,795		6.000%, due 01/01/38	39,493,580
492,266		6.000%, due 02/01/38	504,221
743,193		6.007%, due 12/01/36	752,179
6,640		6.500%, due 11/01/15	6,976
101,398		6.500%, due 09/01/16	106,444
56,150		6.500%, due 02/01/17	58,919
9,253		6.500%, due 03/01/17	9,703
116,653		6.500%, due 04/01/17	122,324
1,001		6.500%, due 06/01/29	1,046
39,200,000		6.500%, due 04/01/31	40,602,615
140,871		6.500%, due 04/01/32	146,875
1,232,970		6.500%, due 09/01/36	1,278,306
21,434		6.500%, due 10/01/36	22,222
902,537		6.500%, due 01/01/37	935,723
3,673,293		6.500%, due 09/01/37	3,808,104
2,821,677		6.500%, due 10/01/37	2,925,234
736,791		6.500%, due 11/01/37	763,831
1,943,750		6.500%, due 01/01/38	2,015,086
3,742,763		6.500%, due 06/17/38	3,977,396
			1,453,180,336
		Government National Mortgage Association: 0.0%
375,148		5.125%, due 10/20/29	377,614
414,262		5.625%, due 08/20/27	417,207
374,999		6.375%, due 01/20/27	380,519
210,405		6.375%, due 05/20/29	213,391
180,695		6.375%, due 04/20/30	184,764
			1,573,495
		Total U.S. Government Agency Obligations
		(Cost $1,910,908,939)	1,937,045,094
U.S. TREASURY OBLIGATIONS: 0.4%
		U.S. Treasury Notes: 0.3%
8,200,000		2.750%, due 02/28/13	8,315,317
			8,315,317
		Treasury Inflation Indexed Protected Securities: 0.1%
1,500,000		1.875%, due 07/15/15	1,757,627
1,400,000		3.000%, due 07/15/12	1,842,583
			3,600,210
		Total U.S. Treasury Obligations
		(Cost $11,920,313)	11,915,527
ASSET-BACKED SECURITIES: 5.1%
		Automobile Asset-Backed Securities: 0.2%
6,000,000	C	Ford Credit Auto Owner Trust, 3.418%, due 07/15/10	5,980,802
			5,980,802
		Credit Card Asset-Backed Securities: 0.3%
1,800,000	C	American Express Credit Account Master Trust, 2.818%, due 01/18/11	1,799,986
6,600,000	C	BA Credit Card Trust, 3.398%, due 04/15/13	6,535,506
			8,335,492
		Home Equity Asset-Backed Securities: 0.3%
276,643	C	ACE Securities Corp., 2.749%, due 12/25/35	269,193
1,075,116	C	Argent Securities, Inc., 2.649%, due 10/25/36	1,051,109
37,503	C	MASTR Asset-Backed Securities Trust, 2.659%, due 10/25/36	37,163
2,926,940	C	MASTR Asset-Backed Securities Trust, 2.649%, due 11/25/36	2,717,841
304,441	C	New Century Home Equity Loan Trust, 2.859%, due 06/25/35	269,712

PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio	as of March 31, 2008 (continued)

Principal Amount			Value
		Home Equity Asset-Backed Securities (continued)
$1,524,569	C	Option One Mortgage Loan Trust, 2.649%, due 01/25/37	$1,435,232
204,425	C	Renaissance Home Equity Loan Trust, 3.039%, due 08/25/33	191,441
355,119	C	Securitized Asset-Backed Receivables, LLC Trust, 2.679%, due 11/25/36	324,566
			6,296,257
		Other Asset-Backed Securities: 4.3%
1,939,897	C	Bear Stearns Asset-Backed Securities, Inc., 2.709%, due 11/25/36	1,805,705
878,743	C	Bear Stearns Asset-Backed Securities, Inc., 2.679%, due 10/25/36	835,460
6,214,689	C	Bear Stearns Asset-Backed Securities, Inc., 5.571%, due 10/25/36	6,122,048
138,914	C	Citigroup Mortgage Loan Trust, Inc., 2.649%, due 11/25/36	135,696
2,804,419	C	Countrywide Asset-Backed Certificates, 2.649%, due 05/25/37	2,712,908
327,907	C	Credit-Based Asset Servicing and Securitization, LLC, 2.659%, due 11/25/36	313,619
327,210	C	First Franklin Mortgage Loan Asset-Backed Certificates, 2.649%, due 11/25/36	296,217
1,254,807	C	GSAMP Trust, 2.669%, due 12/25/36	1,204,631
267,464	C	Indymac Residential Asset-Backed Trust, 2.659%, due 04/25/37	256,772
2,154,084	C	Lehman XS Trust, 2.669%, due 05/25/46	2,044,410
255,335	C	Morgan Stanley Capital I, 2.639%, due 10/25/36	248,141
2,038,612	C	Securitized Asset-Backed Receivables, LLC Trust, 2.659%, due 12/25/36	1,850,737
21,705,000	C	Small Business Administration, 5.160%, due 02/01/28	22,010,522
2,200,000	C	Small Business Administration, 5.290%, due 12/01/27	2,234,590
17,800,000	C	Small Business Administration, 5.471%, due 03/10/18	17,810,912
24,160,000	C	Small Business Administration, 5.490%, due 03/01/28	24,737,567
23,960,000	C	Small Business Administration, 5.902%, due 02/10/18	24,593,272
45,215	C	Specialty Underwriting & Residential Finance, 2.659%, due 02/25/37	44,790
2,364,766	C	Specialty Underwriting & Residential Finance, 2.659%, due 01/25/38	2,263,232
3,885,161	C	Structured Asset Securities Corp., 2.649%, due 10/25/36	3,714,535
			115,235,764
		Total Asset-Backed Securities
		(Cost $135,774,600)	135,848,315
COLLATERALIZED MORTGAGE OBLIGATIONS: 6.5%
2,024,616	C	Adjustable Rate Mortgage Trust, 4.589%, due 05/25/35	1,993,561
2,534,780	C	American Home Mortgage Investment Trust, 4.390%, due 02/25/45	2,316,410
5,100,000	C	American Home Mortgage Investment Trust, 4.550%, due 02/25/44	5,074,939
287,730	@@, #, C	Arran Residential Mortgages Funding PLC, 2.738%, due 04/12/36	287,593
3,500,000	C	Banc of America Commercial Mortgage, Inc., 5.930%, due 05/10/45	3,543,228
3,688,332	C, S	Banc of America Funding Corp., 4.113%, due 05/25/35	3,457,465
502,133	C	Banc of America Mortgage Securities, Inc., 3.994%, due 07/25/33	473,481
1,575,296	C	Banc of America Mortgage Securities, Inc., 5.000%, due 05/25/34	1,448,956
278,173	C	Bear Stearns Adjustable Rate Mortgage Trust, 4.617%, due 01/25/34	259,841
11,577,614	C	Bear Stearns Adjustable Rate Mortgage Trust, 4.625%, due 10/25/35	10,970,801
3,166,662	C	Bear Stearns Adjustable Rate Mortgage Trust, 4.750%, due 10/25/35	3,057,411
1,965,669	C, S	Bear Stearns Alternative-A Trust, 5.371%, due 05/25/35	1,703,331
1,607,903	C	Bear Stearns Alternative-A Trust, 5.706%, due 09/25/35	1,322,347
2,894,255	C	Bear Stearns Alternative-A Trust, 5.792%, due 11/25/36	1,963,822
4,796,842	C	Bear Stearns Alternative-A Trust, 5.808%, due 11/25/36	3,758,894
4,536,766	#, I	Bear Stearns Structured Products, Inc., 2.806%, due 01/26/37	4,312,763
1,131,782	C	Citigroup Mortgage Loan Trust, Inc., 4.900%, due 10/25/35	1,080,642
5,822,821	C, I, ^	Countrywide Alternative Loan Trust, 2.401%, due 05/25/35	258,571
719,379	C	Countrywide Alternative Loan Trust, 2.746%, due 11/20/35	674,841
1,009,777	C	Countrywide Home Loan Mortgage Pass-through Trust, 2.919%, due 03/25/35	782,353
5,083,527	#, C, S	Countrywide Home Loan Mortgage Pass-through Trust, 2.939%, due 06/25/35	4,480,994
678,614	C	Deutsche Alternative-A Securities, Inc. Alternate Loan Trust, 2.679%, due 02/25/37	636,084
1,009,618	C	Downey Savings & Loan Association Mortgage Loan Trust, 6.713%, due 07/19/44	911,684
858,882		Fannie Mae, 5.000%, due 01/25/17	876,669
531,148		Federal Housing Administration, 8.175%, due 03/01/27	540,730
60,623,334	C, I, ^	First Horizon Alternative Mortgage Securities, 2.101%, due 01/25/36	2,225,549
1,021,525	C	First Horizon Alternative Mortgage Securities, 6.216%, due 03/25/35	715,068
3,067,517	C	Freddie Mac, 5.922%, due 07/25/44	2,996,263
1,511,710	C	GMAC Mortgage Corp. Loan Trust, 5.500%, due 09/25/34	1,486,746
335,081	C	Greenpoint Mortgage Funding Trust, 2.679%, due 01/25/47	318,250
3,641,087	C	GSR Mortgage Loan Trust, 4.539%, due 09/25/35	3,432,556
72,948	C	GSR Mortgage Loan Trust, 6.000%, due 03/25/32	69,849
5,476,076	C	Harborview Mortgage Loan Trust, 2.749%, due 01/19/38	4,169,640
4,944,326	C	Harborview Mortgage Loan Trust, 2.799%, due 03/19/37	3,728,170
1,229,350	C	Lehman XS Trust, 2.679%, due 07/25/46	1,193,036
1,728,152	C	Merrill Lynch Mortgage Investors, Inc., 2.809%, due 02/25/36	1,388,932
8,870,000	C	Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.378%, due 08/12/48	8,599,741
19,300,000	C	Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.957%, due 08/12/49	19,512,198
539,864	C	MLCC Mortgage Investors, Inc., 2.849%, due 11/25/35	487,764
21,700,000	C	Morgan Stanley Capital I, 5.809%, due 12/12/49	21,561,962
84,377	#, C	Nomura Asset Acceptance Corp., 7.000%, due 02/19/30	85,206
742,563	C, S	Residential Accredit Loans, Inc., 2.999%, due 03/25/33	645,239
1,450,019	C	Residential Accredit Loans, Inc., 5.686%, due 09/25/45	1,004,796
575,099	C	Residential Asset Securitization Trust, 2.999%, due 05/25/33	496,463
124,765	C	Sequoia Mortgage Trust, 2.886%, due 07/20/33	119,071
1,400,000	C	SLM Student Loan Trust, 3.470%, due 01/26/15	1,392,563
900,000	C	SLM Student Loan Trust, 4.237%, due 07/25/13	900,529
2,600,000	C	SLM Student Loan Trust, 4.487%, due 10/25/17	2,529,719
340,567	C	Structured Asset Mortgage Investments, Inc., 2.699%, due 09/25/47	323,536
1,935,733	C	Structured Asset Mortgage Investments, Inc., 2.809%, due 07/19/35	1,664,676
4,533,067	C	Structured Asset Mortgage Investments, Inc., 2.819%, due 05/25/36	3,438,330
2,902,563	C	Structured Asset Securities Corp., 5.000%, due 12/25/34	2,897,098
6,709,592	C	Thornburg Mortgage Securities Trust, 2.699%, due 03/25/37	6,269,417
5,384,437	C	Thornburg Mortgage Securities Trust, 2.709%, due 11/25/46	5,106,718
4,597,285	#	Wachovia Bank Commercial Mortgage Trust, 2.908%, due 09/15/21	4,319,358

PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio	as of March 31, 2008 (continued)

Principal Amount				Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$938,179		C	Washington Mutual Mortgage Pass-through Certificates, 2.909%, due 01/25/45	$748,701
2,338,475		C, S	Washington Mutual Mortgage Pass-through Certificates, 3.139%, due 12/25/27	2,074,256
418,014		C	Washington Mutual Mortgage Pass-through Certificates, 5.220%, due 02/27/34	397,568
4,436,065		C	Washington Mutual Mortgage Pass-through Certificates, 5.470%, due 08/25/46	3,886,869
308,372		C	Washington Mutual Mortgage Pass-through Certificates, 5.470%, due 10/25/46	253,701
138,479		C	Washington Mutual Mortgage Pass-through Certificates, 5.726%, due 06/25/42	125,963
125,839		C	Washington Mutual Mortgage Pass-through Certificates, 5.726%, due 08/25/42	115,854
956,983		C	Wells Fargo Mortgage-Backed Securities Trust, 3.988%, due 12/25/34	898,433
5,900,000		C	Wells Fargo Mortgage-Backed Securities Trust, 4.329%, due 07/25/35	5,607,743
490,903		C	Wells Fargo Mortgage-Backed Securities Trust, 4.399%, due 05/25/35	467,320
617,430		C	Wells Fargo Mortgage-Backed Securities Trust, 4.500%, due 11/25/18	603,831
			Total Collateralized Mortgage Obligations
			(Cost $181,436,875)	174,446,093
MUNICIPAL BONDS: 0.9%
			Alaska: 0.4%
12,000,000		C	Northern TOB Securitization Corp., 5.000%, due 06/01/46	9,320,400
				9,320,400
			Arkansas: 0.1%
3,050,000		C	University of Arkansas, 5.000%, due 11/01/37	2,944,867
				2,944,867
			California: 0.3%
6,700,000		C	Los Angeles Unified School District, 4.500%, due 07/01/22	6,719,698
1,800,000		C	Tobacco Securitization Authority of Southern California, 5.125%, due 06/01/46	1,431,306
				8,151,004
			Illinois: 0.1%
2,230,000		C	City of Chicago, 5.000%, due 01/01/35	2,226,566
				2,226,566
			Lousiana: 0.0%
870,000		C	Tobacco Settlement Financing Corp., 5.875%, due 05/15/39	807,499
				807,499
			Wisconsin: 0.0%
865,000		C, S	Badger TOB Asset Securitization Corp., 6.375%, due 06/01/32	852,224
				852,224
			Total Municipal Bonds
			(Cost $24,303,260)	24,302,560
OTHER BONDS: 1.8%
			Foreign Government Bonds: 1.8%
2,400,000		#	Export-Import Bank of China, 4.875%, due 07/21/15	2,410,075
BRL	32,600,000		Federative Republic of Brazil, 10.250%, due 01/10/28	17,389,639
EUR	500,000		Italy Government International Bond, 5.000%, due 05/01/08	789,915
MXN	151,000,000		Mexican Bonos, 9.000%, due 12/24/09	14,591,003
$750,000			Panama Government International Bond, 8.875%, due 09/30/27	960,000
BRL	16,300,000	L	Republic of Brazil, 12.500%, due 01/05/22	10,125,378
$975,000			Republic of South Africa, 5.875%, due 05/30/22	899,438
180,000			South Africa Government International Bond, 6.500%, due 06/02/14	187,875
100,000			Ukraine Government International Bond, 6.875%, due 03/04/11	103,510
200,000			Ukraine Government International Bond, 7.650%, due 06/11/13	213,000

			Total Other Bonds
			(Cost $49,093,468)	47,669,833

Shares				Value
PREFERRED STOCK: 0.6%
			Banks: 0.6%
16,000			Bank of America Corp.	$16,528,000
			Total Preferred Stock
			(Cost $16,000,000)	16,528,000

# of		Notional		Value
Contracts		Amount		in $
PURCHASED OPTIONS: 0.6%
			Options on Exchange-Traded Futures Contracts: 0.0%
772			Put Option CME
			90-Day Eurodollar Future 09/08
			Strike @ $92.25-Exp 9/15/08	$—
1,319			Put Option CME
			90-Day Eurodollar Future 06/08
			Strike @ $92.50-Exp 06/16/08	—
5,182			Put Option CME
			90-Day Eurodollar Future 03/09
			Strike @ $93.00-Exp 03/16/09	32,388
				32,388
			Foreign Currency Options: 0.1%
		11,400,000	Call Option OTC - Credit Suisse
			USD vs JPY
			Strike @ 104-Exp 03/17/10	233,985
		2,100,000	Call Option OTC - JPMorgan Chase
			USD vs JPY
			Strike @ 104-Exp 03/17/10	43,098

PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio	as of March 31, 2008 (continued)

# of	Notional			Value
Contracts	Amount			in $
		Foreign Currency Options (continued)
	11,400,000	Put Option OTC - Credit Suisse
		USD vs JPY
		Strike @ 104-Exp 03/17/10		1,054,363
	2,100,000	Put Option OTC - JPMorgan Chase
		USD vs JPY
		Strike @ 104-Exp 03/17/10		194,046
				1,525,492
		Interest Rate Swaptions: 0.5%
	163,200,000	Call Swaption OTC - Barclay’s Bank PLC
		3 Month USD-LIBOR - Fund Pays Floating
		Strike @ 3.500%-Exp 02/02/09		2,727,785
	119,000,000	Call Swaption OTC - Lehman Brothers Special Financing Inc.
		3 Month USD-LIBOR - Fund Pays Floating
		Strike @ 4.750%-Exp 09/26/08		4,877,893
	95,500,000	Call Swaption OTC - The Royal Bank of Scotland PLC
		3-month USD-LIBOR - Fund Pays Floating
		Strike @ 3.150%-Exp 12/15/08		1,232,976
	9,300,000	Call Swaption OTC - The Royal Bank of Scotland PLC
		3-Month USD-LIBOR - Fund Pays Floating
		Strike @ 3.150%-Exp 12/15/08		120,070
	45,600,000	Call Swaption OTC - The Royal Bank of Scotland PLC
		3 Month USD-LIBOR - Fund Pays Floating
		Strike @ 3.150%-Exp 02/02/09		563,759
	23,700,000	Call Swaption OTC - The Royal Bank of Scotland PLC
		3 Month USD-LIBOR - Fund Pays Floating
		Strike @ 3.600%-Exp 07/02/09		365,553
	96,100,000	Call Swaption OTC - The Royal Bank of Scotland PLC
		3 Month USD-LIBOR - Fund Pays Floating
		Strike @ 4.750%-Exp 09/26/08		3,939,206
				13,827,242
		Total Purchased Options
		(Cost $5,330,224)		15,385,122
		Total Long-Term Investments
		(Cost $3,024,312,329)		3,049,376,751

Principal Amount				Value
SHORT-TERM INVESTMENTS: 19.2%
		Commercial Paper: 5.2%
$1,600,000	#	American International Group, Inc., 2.599%, due 06/23/08		$1,592,986
60,000,000		Bank of Scotland PLC, 3.090%, due 04/30/08		59,845,965
2,800,000		Lehman Brothers Holdings, Inc., 2.728%, due 11/24/08		2,730,417
7,600,000		Societe Generale, 2.653%, due 06/30/08		7,587,665
4,500,000		Svenska Handels Bank, Inc., 2.850%, due 05/12/08		4,485,097
63,400,000		UBS Finance, 2.720%, due 06/05/08		63,085,536
		Total Commercial Paper
		(Cost $139,327,666)		139,327,666

		U.S. Government Agency Obligations: 5.7%
92,600,000	L, Z	Federal Home Loan Bank, 1.300%, due 04/01/08		92,596,141
30,400,000	L, Z	Freddie Mac, 1.650%, due 05/19/08		30,331,820
30,620,000	L, Z	Freddie Mac, 2.380%, due 05/05/08		30,549,284
		Total U.S. Government Agency Obligations
		(Cost $153,477,245)		153,477,245

		U.S. Treasury Bills: 0.0%
500,000		Discount Note, due 05/29/08		498,896
500,000		Discount Note, due 06/12/08		498,805
		Total U.S. Treasury Bills
		(Cost $997,701)		997,701

		Securities Lending Collateral(cc): 8.3%
221,648,000		Bank of New York Mellon Corp. Institutional Cash Reserves		221,648,000
		Total Securities Lending Collateral
		(Cost $221,648,000)		221,648,000
		Total Short-Term Investments
		(Cost $515,450,612)		515,450,612
		Total Investments in Securities
		(Cost $3,545,093,165)*	132.9%	$3,564,827,363
		Other Assets and Liabilities - Net	(32.9)	(882,205,716)
		Net Assets	100.0%	$2,682,621,647

@@	Foreign Issuer
MASTR	Mortgage Asset Securitization Transaction, Inc.
#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

C	Bond may be called prior to maturity date.
cc	Securities purchased with cash collateral for securities loaned.
W	When-issued or delayed delivery security
S	All or a portion of this security is segregated for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.
I	Illiquid security
L	Loaned security, a portion or all of the security is on loan at March 31, 2008.
^	Interest Only (IO)Security
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
BRL	Brazilian Real
DKK	Danish Krone
EUR	EU Euro
JPY	Japanese Yen
MXN	Mexican Peso
*	Cost for federal income tax purposes is $3,546,289,357.
Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$54,412,495
	Gross Unrealized Depreciation	(35,874,489)
	Net Unrealized Appreciation	$18,538,006

PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio	as of March 31, 2008 (continued)

ING PIMCO Core Bond Portfolio Credit Default Swap Agreements Outstanding on March 31, 2008:

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/Receive Fixed Rate (%)	Termination Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	ABX.HE.A.06-1 Index	Sell	0.540	07/25/45	USD	1,200,000	$(643,500)
Goldman Sachs International	ABX.HE.A.06-1 Index	Buy	(0.540)	07/25/45	USD	1,000,000	605,000
Lehman Brothers Special Financing Inc.	ABX.HE.A.06-1 Index	Buy	(0.540)	07/25/45	USD	2,600,000	1,573,000
Merrill Lynch International	ABX.HE.A.06-1 Index	Sell	0.540	07/25/45	USD	1,200,000	(640,500)
UBS AG	ABX.HE.A.06-1 Index	Sell	0.540	07/25/45	USD	1,200,000	(643,500)
Morgan Stanley Capital Services Inc.	Allstate Corp. (The) 6.125%, 02/15/12	Buy	(0.260)	12/20/08	USD	1,800,000	1,383
Deutsche Bank AG	American Express Comp. 4.875%, 07/15/13	Sell	1.750	03/20/13	USD	5,300,000	(9,753)
Goldman Sachs International	Avebury Finance CDO PLC, Series 1A, Class C, 6.750%, 01/08/51	Buy	(2.300)	01/08/51	USD	2,600,000	2,458,560
Deutsche Bank AG	Berkshire Hathaway Inc. 4.625%, 10/15/13	Sell	0.850	03/20/13	USD	2,200,000	(1,449)
JPMorgan Chase Bank, N.A.	Capital One Financial Corp. 8.750%, 02/01/07	Buy	(1.350)	12/20/08	USD	100,000	765
ABN AMRO Bank N.V., London	Carnival Corp. 6.150%, 04/15/08	Buy	(0.480)	12/20/08	USD	100,000	34
Lehman Brothers Special Financing Inc.	CDX NA.HY.7 Index	Buy	(3.250)	12/20/11	USD	2,450,250	249,710
Citibank N.A., New York	CDX.NA.HY.8 Index (35-100% Tranche)	Sell	0.355	06/20/12	USD	5,961,924	(242,083)
Merrill Lynch International	CDX.NA.IG.10 Index	Sell	1.550	06/20/13	USD	9,500,000	(38,784)
Morgan Stanley Capital Services Inc.	CDX.NA.IG.10 Index	Sell	1.550	06/20/13	USD	23,000,000	(62,536)
Morgan Stanley Capital Services Inc.	CDX.NA.IG.5 Index (10-15% Tranche)	Sell	0.458	12/20/15	USD	14,500,000	(2,175,181)
Goldman Sachs International	CDX.NA.IG.7 Index	Sell	0.650	12/20/16	USD	56,200,000	(2,784,212)
The Royal Bank of Scotland PLC	CDX.NA.IG.9 Index	Sell	0.600	12/20/12	USD	48,000,000	663,979
Barclays Bank PLC	CDX.NA.IG.9 Index (30-100% Tranche)	Sell	0.758	12/20/12	USD	20,600,000	206,849
Deutsche Bank AG	CDX.NA.IG.9 Index (30-100% Tranche)	Sell	0.705	12/20/12	USD	13,600,000	117,075
Barclays Bank PLC	CIT Group 7.750%, 04/02/12	Sell	5.200	03/20/13	USD	3,700,000	(401,505)
Morgan Stanley Capital Services Inc.	CIT Group 7.750%, 04/02/12	Sell	5.650	03/20/13	USD	9,300,000	(877,516)
Morgan Stanley Capital Services Inc.	CMBX-NA-AAA 3 Index	Sell	0.080	12/13/49	USD	18,300,000	1,035,006
Lehman Brothers Special Financing Inc.	Costco Wholesale Corp. 5.500%, 03/15/07	Buy	(0.240)	12/20/08	USD	300,000	(31)
Citibank N.A., New York	Eaton Corp. 5.750%, 07/15/12	Buy	(0.280)	12/20/08	USD	1,400,000	229
Barclays Bank PLC, London	Eli Lilly & Co Inc. 6.000%, 03/15/12	Buy	(0.160)	12/20/08	USD	1,500,000	156
Morgan Stanley Capital Services Inc.	Emerson Electric Co. 4.625%, 10/15/12	Buy	(0.210)	12/20/08	USD	1,100,000	168
Credit Suisse First Boston Intl.	Federated Dept Stores, Inc. 6.625%, 04/01/11	Buy	(0.410)	12/20/08	USD	300,000	816
Barclays Bank PLC, London	FedEx Corp. 7.250%, 02/15/11	Buy	(0.290)	12/20/08	USD	1,100,000	306
Barclays Bank PLC	Ford Motor Credit Co. 7.000%, 10/01/13	Sell	5.650	09/20/12	USD	700,000	(99,244)
Goldman Sachs International	Ford Motor Credit Co. 7.000%, 10/01/13	Sell	3.850	09/20/12	USD	200,000	(37,881)
JPMorgan Chase Bank, N.A.	Furlong CDO Series 2006-1A Class A3 Floating Rate Bond, 10/11/46	Buy	(2.580)	10/11/46	USD	2,500,000	2,236,500
Merrill Lynch International	Gannett Co., Inc. 6.375%, 04/01/12	Buy	(0.220)	12/20/08	USD	400,000	423
Barclays Bank PLC	GAZ Capital (GAZPROM) LPN 8.625%, 04/28/34	Sell	1.600	12/20/12	USD	5,900,000	(333,974)
Credit Suisse International	GAZ Capital (GAZPROM) LPN 8.625%, 04/28/34	Sell	1.000	11/20/08	USD	1,000,000	(6,871)
HSBC Bank USA, N.A.	GAZ Capital (GAZPROM) LPN 8.625%, 04/28/34	Sell	1.250	12/20/08	USD	3,300,000	(19,554)
Morgan Stanley Capital Services Inc.	GAZ Capital (GAZPROM) LPN 8.625%, 04/28/34	Sell	2.180	02/20/13	USD	1,200,000	(42,149)
UBS AG, London	GAZ Capital (GAZPROM) LPN 8.625%, 04/28/34	Sell	2.180	02/20/13	USD	1,200,000	(42,149)
Barclays Bank PLC	General Electric Capital Corp. 6.000%, 06/15/12	Sell	0.620	03/20/11	USD	5,700,000	(94,333)
Barclays Bank PLC	General Electric Capital Corp. 6.000%, 06/15/12	Sell	0.640	12/20/12	USD	5,700,000	(162,546)
Goldman Sachs International	General Motors 7.125%, 07/15/13	Sell	9.050	03/20/13	USD	2,900,000	(199,036)
Goldman Sachs International	General Motors 7.125%, 07/15/13	Sell	8.900	03/20/13	USD	1,900,000	(139,297)
Lehman Brothers Special Financing Inc.	General Motors 7.125%, 07/15/13	Sell	8.900	03/20/13	USD	6,600,000	(484,137)
Deutsche Bank AG	Glitnir Banki HF Floating Rate Note, 01/18/12	Buy	(0.365)	03/20/12	USD	2,000,000	576,847
Barclays Bank PLC	GMAC LLC 6.875%, 08/28/12	Sell	3.650	09/20/12	USD	1,000,000	(240,532)
Barclays Bank PLC	GMAC LLC 6.875%, 08/28/12	Sell	4.800	09/20/12	USD	1,300,000	(277,197)
Deutsche Bank AG	GMAC LLC 6.875%, 08/28/12	Sell	5.000	03/20/09	USD	700,000	(45,697)
Goldman Sachs International	GMAC LLC 6.875%, 08/28/12	Sell	3.200	09/20/12	USD	1,100,000	(276,338)
Lehman Brothers Special Financing Inc.	GMAC LLC 6.875%, 08/28/12	Sell	6.800	12/20/08	USD	300,000	(16,090)
Deutsche Bank AG	Goodrich Corp. 6.290%, 07/01/16	Buy	(0.510)	09/20/16	USD	1,600,000	7,170
Credit Suisse First Boston Intl.	Goodrich Corp. 7.625%, 12/15/12	Buy	(0.900)	12/20/08	USD	300,000	(457)
Lehman Brothers Special Financing Inc.	Goodrich Corp. 7.625%, 12/15/12	Buy	(0.970)	12/20/08	USD	600,000	(1,009)
Merrill Lynch International	Ingersoll-Rand Company 6.480%, 06/01/25	Buy	(0.320)	12/20/08	USD	800,000	144
Goldman Sachs International	Ipswich Street CDO Ltd, Series 2006-1A, Class C, Floating Rate Bond, 08/04/46	Buy	(1.950)	08/04/46	USD	5,000,000	4,473,000
Barclays Bank PLC	iStar Financial Inc. 5.800%, 03/15/11	Buy	(0.365)	03/20/11	USD	5,000,000	1,180,885
BNP Paribas	iTraxx Europe HiVol Series 6 Version 1 Index	Buy	(0.850)	12/20/16	EUR	5,000,000	578,673
Deutsche Bank AG	iTraxx Europe HiVol Series 6 Version 1 Index	Buy	(0.850)	12/20/16	EUR	20,000,000	2,391,172
Goldman Sachs International	iTraxx Europe HiVol Series 6 Version 1 Index	Buy	(0.850)	12/20/16	EUR	200,000	23,073
Lehman Brothers Special Financing Inc.	Johnson & Johnson 3.800%, 05/15/13	Buy	(0.110)	12/20/08	USD	1,500,000	(180)
Barclays Bank PLC	Lehman Brothers Hldgs. 6.625%, 01/18/12	Sell	0.190	09/20/08	USD	11,000,000	(89,102)
Deutsche Bank AG	Lennar Corp. 5.950%, 10/17/11	Buy	(0.660)	12/20/11	USD	5,000,000	841,542
Credit Suisse First Boston Intl.	Lockheed Martin Corp. 8.200%, 12/01/09	Buy	(0.440)	12/20/08	USD	300,000	(214)
Lehman Brothers Special Financing Inc.	Lockheed Martin Corp. 8.200%, 12/01/09	Buy	(0.530)	12/20/08	USD	600,000	(549)
Lehman Brothers Special Financing Inc.	Masco Corp. 5.875%, 07/15/12	Buy	(0.300)	12/20/08	USD	700,000	3,986
Lehman Brothers Special Financing Inc.	MetLife Inc. 5.000%, 06/15/15	Sell	2.050	03/20/13	USD	6,700,000	160,551
Credit Suisse International	Midori CDO LTD, Series 2006-1A, Class C, Floating Rate, 02/15/47	Buy	(2.310)	02/15/47	USD	1,631,562	1,542,805
Lehman Brothers Special Financing Inc.	Northrop Grumman Corp. 7.125%, 02/15/11	Buy	(0.480)	12/20/08	USD	600,000	(458)
UBS AG, London	Northrop Grumman Space & Mission Systems Corp. 7.125%, 06/01/09	Buy	(0.290)	12/20/08	USD	100,000	(41)
Lehman Brothers Special Financing Inc.	RadioShack Corp. 7.375%, 05/15/11	Buy	(0.350)	12/20/08	USD	700,000	969
The Royal Bank of Scotland PLC	Republic of Indonesia 6.750%, 03/10/14	Sell	0.400	12/20/08	USD	700,000	(343)
The Royal Bank of Scotland PLC	Republic of Indonesia 6.750%, 03/10/14	Sell	0.450	06/20/09	USD	2,000,000	(13,163)
Lehman Brothers Special Financing Inc.	Republic of Turkey 11.875%, 01/15/30	Buy	(2.260)	09/20/10	USD	100,000	(351)
Lehman Brothers Special Financing Inc.	Republic of Turkey 11.875%, 01/15/30	Buy	(2.110)	10/20/10	USD	500,000	(163)
Morgan Stanley Capital Services Inc.	Republic of Turkey 11.875%, 01/15/30	Buy	(2.200)	10/20/10	USD	300,000	(671)
Citibank N.A., New York	Reynolds American Inc. 7.625%, 06/01/16	Sell	1.280	06/20/17	USD	2,600,000	(37,642)
Morgan Stanley Capital Services Inc.	Sealed Air Corp. 144A 5.625%, 07/15/13	Buy	(0.580)	09/20/13	USD	2,200,000	97,920
BNP Paribas	SLM Corp. 5.125%, 08/27/12	Sell	5.150	03/20/09	USD	5,000,000	(209,834)
Citibank N.A., New York	SLM Corp. 5.125%, 08/27/12	Sell	4.850	03/20/13	USD	3,100,000	(368,783)
Lehman Brothers Special Financing Inc.	The Home Depot, Inc. 5.375%, 04/01/06*	Buy	(0.120)	12/20/08	USD	1,500,000	4,323
Barclays Bank PLC	Ukraine Government 7.650%, 06/11/13	Sell	0.710	12/20/08	USD	600,000	(1,111)
Deutsche Bank AG	Ukraine Government 7.650%, 06/11/13	Sell	0.720	12/20/08	USD	400,000	(732)
Deutsche Bank AG	Wachovia Corp. 3.625%, 02/17/09	Sell	1.520	03/20/13	USD	6,500,000	(75,227)
The Royal Bank of Scotland PLC	Wachovia Corp. 3.625%, 02/17/09	Sell	3.020	03/20/13	USD	8,900,000	482,268
UBS AG	Wachovia Corp. 3.625%, 02/17/09	Sell	1.240	03/20/13	USD	5,400,000	(128,752)
Credit Suisse First Boston Intl.	Wal-Mart Stores, Inc. 4.550%, 05/01/13	Buy	(0.150)	12/20/08	USD	300,000	65
Citibank N.A., New York	Wal-Mart Stores, Inc. 6.875%, 08/10/09	Buy	(0.140)	12/20/08	USD	200,000	48
Lehman Brothers Special Financing Inc.	Wal-Mart Stores, Inc. 6.875%, 08/10/09	Buy	(0.140)	12/20/08	USD	2,300,000	551
Barclays Bank PLC, London	Walt Disney Company (The) 6.375%, 03/01/12	Buy	(0.670)	12/20/08	USD	900,000	(1,072)
Credit Suisse First Boston Intl.	Walt Disney Company (The) 6.375%, 03/01/12	Buy	(0.530)	12/20/08	USD	300,000	(264)
UBS AG	Weyerhaeuser Co. 6.75%, 03/15/12	Buy	(0.960)	06/20/17	USD	2,400,000	141,722
Lehman Brothers Special Financing Inc.	Whirlpool Corp. 8.600%, 05/01/10	Buy	(0.290)	12/20/08	USD	700,000	612
							$9,690,592

*In the event of a default, if this bond is no longer available an equivalent bond will be delivered.

PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio	as of March 31, 2008 (continued)

ING PIMCO Core Bond Portfolio Interest Rate Swap Agreements Outstanding on March 31, 2008:

	Termination Date	Notional Amount		Unrealized Appreciation (Depreciation)
Receive a fixed rate based on YTM of 2-year US Treasury Note plus 0.710% and pay a floating rate based on USD 3-month USD-LIBOR Counterparty: BNP Paribas	02/05/09	USD	8,600,000	$(14,007)
Receive a fixed rate based on YTM of 2-year US Treasury Note plus 0.7625% and pay a floating rate based on 3-month USD-LIBOR Counterparty: BNP Paribas	02/05/09	USD	17,200,000	(41,401)
Receive, if positive, 600,000 x (30-day USD-constant maturity mortgage rate - 5.0)% x 10,000 Pay, if negative, the absolute value of 600,000 x (30-day USD-constant maturity mortgage rate - 5.0)% x 10,000 Counterparty: Merrill Lynch Capital Services, Inc.	02/20/09	USD	6,000,000	(323,517)
Receive, if positive, 1,000,000 x (30-day USD-constant maturity mortgage rate - 5.5)% x 10,000 Pay, if negative, the absolute value of 1,000,000 x (30-day USD-constant maturity mortgage rate - 5.5)% x 10,000 Counterparty: Merrill Lynch Capital Services, Inc.	05/21/09	USD	7,300,000	(261,418)
Receive a fixed rate equal to 5.000% and pay a floating rate based on 6-month GBP-LIBOR Counterparty: Barclays Bank PLC, London	06/15/09	GBP	26,100,000	103,347
Receive a fixed rate equal to 7.250% and pay a floating rate based on 3-month NZD-BBR Counterparty: Citibank N.A., London	06/15/09	NZD	22,300,000	(218,890)
Receive a fixed rate equal to 7.250% and pay a floating rate based on 3-month NZD-BBR Counterparty: JPMorgan Chase Bank, N.A.	06/15/09	NZD	89,200,000	(522,384)
Receive a fixed rate equal to 6.000% and pay a floating rate based on 6-month GBP-LIBOR Counterparty: Goldman Sachs Capital Markets, L.P.	06/19/09	GBP	30,700,000	611,463
Receive a fixed rate equal to 6.000% and pay a floating rate based on 6-month GBP-LIBOR Counterparty: The Royal Bank of Scotland PLC	06/19/09	GBP	8,700,000	162,711
Receive a fixed rate equal to 7.000% and pay a floating rate based on 3-month AUD-BBR-BBSW Counterparty: UBS AG	09/15/09	AUD	49,300,000	(187,925)
Receive a fixed rate equal to 5.000% and pay a floating rate based on 6-month EUR-Euribor Counterparty: Deutsche Bank AG, Frankfurt	12/19/09	EUR	16,500,000	217,124
Receive a fixed rate equal to 6.000% and pay a floating rate based on 6-month GBP-LIBOR Counterparty: Goldman Sachs Capital Markets, L.P.	12/19/09	GBP	2,400,000	90,606
Receive a fixed rate equal to 7.500% and pay a floating rate based on 3-month AUD-BBR-BBSW Counterparty: UBS AG	03/15/10	AUD	4,200,000	25,915
Receive a fixed rate equal to 4.500% and pay a floating rate based on 6-month EUR-EURIBOR Counterparty: Morgan Stanley Capital Services Inc.	03/19/10	EUR	12,100,000	112,943
Receive a fixed rate equal to 4.000% and pay a floating rate based on 3-month USD-LIBOR Counterparty: Deutsche Bank AG, Frankfurt	06/18/10	USD	143,800,000	366,632
Receive a fixed rate equal to 4.000% and pay a floating rate based on 3-month USD-LIBOR Counterparty: Merrill Lynch Capital Services, Inc.	06/18/10	USD	94,100,000	2,206,059
Receive a fixed rate equal to 4.000% and pay a floating rate based on 6-month EUR-EURIBOR Counterparty: Morgan Stanley Capital Services Inc.	06/18/10	EUR	15,400,000	(53,810)
Receive a fixed rate equal to 4.000% and pay a floating rate based on 3-month USD-LIBOR Counterparty: The Royal Bank of Scotland PLC	06/18/10	USD	164,300,000	615,181
Receive a fixed rate equal to 5.000% and pay a floating rate based on 6-month GBP-LIBOR Counterparty: Barclays Bank PLC, London	09/15/10	GBP	30,300,000	903,360
Receive a fixed rate equal to 5.000% and pay a floating rate based on 6-month GBP-LIBOR Counterparty: The Royal Bank of Scotland PLC	09/15/10	GBP	4,100,000	126,112
Receive a fixed rate equal to 2.090% and pay a floating rate based on France CPI Ex Tobacco Index (FRCPXTOB) Counterparty: BNP Paribas	10/15/10	EUR	7,800,000	53,975
Receive a fixed rate equal to 2.1455% and pay a floating rate based on France CPI Ex Tobacco Index (FRCPXTOB) Counterparty: UBS AG, London Branch	10/15/10	EUR	1,500,000	12,857
Receive a fixed rate equal to 7.500% and pay a floating rate based on 6-month AUD-BBR-BBSW Counterparty: UBS AG	03/15/11	AUD	27,700,000	74,029
Receive a fixed rate equal to 12.540% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Merrill Lynch Capital Services, Inc.	01/02/12	BRL	12,500,000	(12,863)
Receive a fixed rate equal to 1.9475% and pay a floating rate based on France CPI Ex Tobacco Index (FRCPXTOB) Counterparty: Barclays Bank PLC, London	03/15/12	EUR	5,100,000	(111,800)
Receive a fixed rate equal to 1.995% and pay a floating rate based on France CPI Ex Tobacco Index (FRCPXTOB) Counterparty: Goldman Sachs Capital Markets, L.P.	03/15/12	EUR	4,200,000	(78,220)
Receive a fixed rate equal to 1.965% and pay a floating rate based on France CPI Ex Tobacco Index (FRCPXTOB) Counterparty: Lehman Brothers Special Financing Inc.	03/15/12	EUR	1,300,000	(28,706)
Receive a fixed rate equal to 5.000% and pay a floating rate based on 6-month GBP-LIBOR Counterparty: Goldman Sachs Capital Markets, L.P.	03/28/12	EUR	1,300,000	(28,317)
Receive a fixed rate equal to 1.960% and pay a floating rate based on France CPI Ex Tobacco Index (FRCPXTOB) Counterparty: Goldman Sachs Capital Markets, L.P.	03/30/12	EUR	1,400,000	(31,237)
Receive a fixed rate equal to 1.950% and pay a floating rate based on France CPI Ex Tobacco Index (FRCPXTOB) Counterparty: The Royal Bank of Scotland PLC	03/30/12	EUR	1,400,000	(31,365)

PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio	as of March 31, 2008 (continued)

	Termination Date	Notional Amount		Unrealized Appreciation (Depreciation)
Receive a fixed rate equal to 1.960% and pay a floating rate based on France CPI Ex Tobacco Index (FRCPXTOB) Counterparty: Barclays Bank PLC, London	04/05/12	EUR	800,000	(18,140)
Receive a fixed rate equal to 1.940% and pay a floating rate based on France CPI Ex Tobacco Index (FRCPXTOB) Counterparty: BNP Paribas	04/10/12	EUR	2,000,000	(51,195)
Receive a fixed rate equal to 1.940% and pay a floating rate based on France CPI Ex Tobacco Index (FRCPXTOB) Counterparty: The Royal Bank of Scotland PLC	04/10/12	EUR	2,100,000	(51,475)
Receive a fixed rate equal to 1.980% and pay a floating rate based on France CPI Ex Tobacco Index (FRCPXTOB) Counterparty: Barclays Bank PLC, London	04/30/12	EUR	1,500,000	(34,664)
Receive a fixed rate equal to 7.000% and pay a floating rate based on 6-month AUD-BBR-BBSW Counterparty: Deutsche Bank AG, Frankfurt	03/20/13	AUD	5,200,000	(95,219)
Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 4.000% Counterparty: Barclays Bank PLC, London	06/18/13	USD	37,200,000	(1,001,854)
Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 4.000% Counterparty: Deutsche Bank AG, New York	06/18/13	USD	55,200,000	(388,155)
Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 4.000% Counterparty: The Royal Bank of Scotland PLC	06/18/13	USD	199,700,000	(2,634,782)
Receive a fixed rate equal to 4.750% and pay a floating rate based on 6-month GBP-LIBOR Counterparty: Barclays Bank PLC, London	09/17/13	GBP	3,000,000	(36,206)
Receive a fixed rate equal to 5.000% and pay a floating rate based on 6-month GBP-LIBOR Counterparty: Goldman Sachs Capital Markets, L.P.	09/17/13	GBP	4,300,000	(9,017)
Receive a fixed rate equal to 5.000% and pay a floating rate based on 6-month GBP-LIBOR Counterparty: HSBC Bank USA, N.A.	09/17/13	GBP	5,600,000	(15,920)
Receive a fixed rate equal to 4.000% and pay a floating rate based on 6-month EUR-EURIBOR Counterparty: Morgan Stanley Capital Services Inc.	09/17/13	EUR	4,500,000	(59,770)
Receive a fixed rate equal to 4.750% and pay a floating rate based on 6-month GBP-LIBOR Counterparty: The Royal Bank of Scotland PLC	09/17/13	GBP	3,100,000	(34,749)
Receive a fixed rate equal to 5.000% and pay a floating rate based on 6-month GBP-LIBOR Counterparty: Merrill Lynch Capital Services, Inc.	06/15/16	GBP	900,000	(23,964)
Receive a fixed rate equal to 8.720% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: Citibank N.A., New York	09/05/16	MXN	103,200,000	316,320
Receive a fixed rate equal to 8.720% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: Merrill Lynch Capital Services, Inc.	09/05/16	MXN	41,200,000	97,743
Receive a fixed rate equal to 8.860% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: Citibank N.A., New York	09/12/16	MXN	23,500,000	147,489
Receive a fixed rate equal to 8.170% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: Goldman Sachs Capital Markets, L.P.	11/04/16	MXN	94,000,000	68,987
Receive a floating rate based on 6-month AUD-BBR-BBSW and pay a fixed rate equal to 6.500% Counterparty: Deutsche Bank AG, Frankfurt	03/20/18	AUD	7,100,000	99,340
Receive a fixed rate equal to 4.000% and pay a floating rate based on 6-month EUR-EURIBOR Counterparty: Barclays Bank PLC, London	06/15/18	EUR	6,700,000	277,358
Receive a floating rate based on 6-month GBP-LIBOR and pay a fixed rate equal to 4.000% Counterparty: Barclays Bank PLC, London	12/15/35	GBP	21,100,000	1,614,961
Receive a floating rate based on 6-month GBP-LIBOR and pay a fixed rate equal to 4.000% Counterparty: Deutsche Bank AG, Frankfurt	12/15/35	GBP	8,200,000	518,885
Receive a floating rate based on 6-month GBP-LIBOR and pay a fixed rate equal to 4.000% Counterparty: Goldman Sachs Capital Markets, L.P.	12/15/35	GBP	13,200,000	1,335,058
Receive a floating rate based on 6-month GBP-LIBOR and pay a fixed rate equal to 4.250% Counterparty: Goldman Sachs Capital Markets, L.P.	06/12/36	GBP	1,800,000	40,611
Receive a floating rate based on 6-month GBP-LIBOR and pay a fixed rate equal to 5.500% Counterparty: Goldman Sachs Capital Markets, L.P.	12/15/36	GBP	2,000,000	(238,748)
Receive a fixed rate equal to 5.000% and pay a floating rate based on 6-month GBP-LIBOR Counterparty: The Royal Bank of Scotland PLC	12/15/36	GBP	600,000	(76,328)
Receive a floating rate based on 6-month GBP-LIBOR and pay a fixed rate equal to 5.000% Counterparty: Goldman Sachs Capital Markets, L.P.	12/19/37	GBP	300,000	(46,512)
Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 5.000% Counterparty: Deutsche Bank AG, New York	06/18/38	USD	1,400,000	13,264
Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 5.000% Counterparty: Merrill Lynch Capital Services, Inc.	06/18/38	USD	6,600,000	(72,212)
Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 5.000% Counterparty: Morgan Stanley Capital Services Inc.	06/18/38	USD	4,300,000	6,546
Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 5.000% Counterparty: The Royal Bank of Scotland PLC	06/18/38	USD	9,900,000	(16,020)
				$3,368,086

PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio	as of March 31, 2008 (continued)

ING PIMCO Core Bond Portfolio Written Options Open on March 31, 2008:

Options on Exchange-Traded Futures Contracts

Description/Name of Issuer	Exercise Price		Expiration Date	# of Contracts	Premium Received	Value
Call Option CBOT US Treasury 10-Year Note Future 06/08	USD	118	05/23/08	1,089	$1,259,093	$(2,314,125)
Call Option CBOT US Treasury 10-Year Note Future 06/08	USD	120	05/23/08	282	345,405	(334,875)
Put Option CBOT US Treasury 10-Year Note Future 06/08	USD	114	05/23/08	1,100	1,600,981	(240,625)
Put Option CBOT US Treasury 10-Year Note Future 06/08	USD	116	05/23/08	141	115,312	(74,906)
					$3,320,791	$(2,964,531)

PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio	as of March 31, 2008 (continued)

ING PIMCO Core Bond Portfolio Written Options Open on March 31, 2008 (continued):

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index/ Underlying Reference Entity	Pay/Receive Floating	Exercise Rate	Expiration Date	Notional Amount		Premium Received	Value

Call - OTC Interest Rate Swap	Barclays Bank PLC, London	3-month USD-LIBOR	Receive	4.300%	02/02/09	USD	61,800,000	$1,449,345	$(2,434,710)
Call - OTC Interest Rate Swap	Barclays Bank PLC, London	3-Month USD LIBOR	Receive	4.600%	02/02/09	USD	7,000,000	224,700	(356,122)
Call - OTC Interest Rate Swap	Lehman Brothers Special Financing, Inc.	3-Month USD-LIBOR	Receive	4.950%	09/26/08	USD	52,000,000	428,206	(3,510,302)
Call - OTC Interest Rate Swap	The Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	4.200%	07/02/09	USD	10,300,000	227,630	(339,963)
Call - OTC Interest Rate Swap	The Royal Bank of Scotland PLC	3-Month USD-LIBOR	Receive	4.250%	02/02/09	USD	15,200,000	458,280	(570,183)
Call - OTC Interest Rate Swap	The Royal Bank of Scotland PLC	3-Month USD-LIBOR	Receive	4.300%	12/15/08	USD	31,800,000	810,188	(1,275,951)
Call - OTC Interest Rate Swap	The Royal Bank of Scotland PLC	3-Month USD-LIBOR	Receive	4.300%	12/15/08	USD	3,100,000	83,700	(124,385)
Call - OTC Interest Rate Swap	The Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	4.950%	09/26/08	USD	41,800,000	342,760	(2,821,743)
								$4,024,809	$(11,433,359)

PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio	as of March 31, 2008 (continued)

At 3.31.2008 the following forward currency contracts were outstanding for the ING PIMCO Core Bond:

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
			USD
Brazil Real
BRL 1,885,470	Buy	7/2/08	1,020,000	1,054,596	$34,596
Brazil Real
BRL 53,900,315	Buy	12/2/08	28,294,129	29,531,183	1,237,054
India Rupees
INR 45,025,420	Buy	8/12/08	1,133,000	1,111,508	(21,492)
India Rupees
INR 47,869,620	Buy	8/12/08	1,207,000	1,181,721	(25,279)
India Rupees
INR 10,187,275	Buy	8/12/08	257,515	251,485	(6,029)
India Rupees
INR 8,808,500	Buy	8/12/08	223,000	217,449	(5,551)
India Rupees
INR 16,703,000	Buy	8/12/08	419,990	412,334	(7,656)
India Rupees
INR 23,180,080	Buy	8/12/08	583,000	572,229	(10,771)
India Rupees
INR 26,860,860	Buy	8/12/08	676,000	663,094	(12,906)
Japanese Yen
JPY 340,000,000	Buy	5/12/08	3,435,315	3,419,737	(15,578)
Japanese Yen
JPY 300,000,000	Buy	5/12/08	3,000,210	3,017,415	17,205
Korea (South) Won
KRW 329,598,890	Buy	5/30/08	353,495	333,080	(20,416)
Korea (South) Won
KRW 328,337,110	Buy	5/30/08	351,878	331,804	(20,073)
Korea (South) Won
KRW 3,929,018,000	Buy	8/4/08	4,243,000	3,972,115	(270,885)
Korea (South) Won
KRW 4,835,832,073	Buy	8/4/08	5,230,754	4,888,876	(341,878)
Korea (South) Won
KRW 2,401,835,641	Buy	8/4/08	2,607,573	2,428,181	(179,392)
Korea (South) Won
KRW 234,781,000	Buy	5/30/08	260,289	237,260	(23,029)

PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio	as of March 31, 2008 (continued)

At 3.31.2008 the following forward currency contracts were outstanding for the ING PIMCO Core Bond: (continued)

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
Korea (South) Won
KRW 930,519,920	Buy	8/4/08	979,000	940,727	(38,273)
Korea (South) Won
KRW 832,219,700	Buy	8/4/08	878,239	841,348	(36,891)
Mexico Pesos
MXN 132,646,767	Buy	7/10/08	11,793,969	12,306,935	512,966
Mexico Pesos
MXN 7,769,664	Buy	7/10/08	692,052	720,868	28,816
Mexico Pesos
MXN 11,223,060	Buy	7/10/08	1,020,000	1,041,273	21,273
Mexico Pesos
MXN 2,876,000	Buy	7/10/08	260,307	266,835	6,528
Mexico Pesos
MXN 7,796,000	Buy	7/10/08	701,048	723,311	22,263
New Zealand Dollars
NZD 2,362,559	Buy	4/24/08	1,884,141	1,849,543	(34,597)
Poland Zlotych
PLN 33,384,660	Buy	7/10/08	12,155,347	14,864,698	2,709,351
Poland Zlotych
PLN 2,657,508	Buy	7/10/08	1,020,000	1,183,270	163,270
Russia Rubles
RUB 329,968,500	Buy	7/10/08	13,088,794	13,920,013	831,218
Russia Rubles
RUB 25,510,200	Buy	7/10/08	1,020,000	1,076,170	56,170
Russia Rubles
RUB 11,360,000	Buy	11/19/08	457,972	475,793	17,820
Singapore Dollars
SGD 7,230,226	Buy	5/22/08	4,832,070	5,265,228	433,158
Singapore Dollars
SGD 7,211,893	Buy	5/22/08	4,822,718	5,251,877	429,159
Singapore Dollars
SGD 3,886,495	Buy	5/22/08	2,616,111	2,830,241	214,130
Singapore Dollars
SGD 1,553,598	Buy	11/21/08	1,106,000	1,135,007	29,007

PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio	as of March 31, 2008 (continued)

At 3.31.2008 the following forward currency contracts were outstanding for the ING PIMCO Core Bond: (continued)

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
Singapore Dollars
SGD 1,593,745	Buy	11/21/08	1,134,056	1,164,338	30,282
South Africa Rand
ZAR 1,762,000	Buy	7/10/08	260,266	211,900	(48,366)
					$5,675,203
Brazil Real
BRL 1,885,470	Sell	7/2/08	1,092,393	1,054,596	$37,797
Brazil Real
BRL 1,288,118	Sell	7/2/08	740,000	720,480	19,520
Brazil Real
BRL 1,676,804	Sell	7/2/08	953,000	937,883	15,117
Denmark Kroner
DKK 99,149,000	Sell	6/9/08	20,155,103	20,921,348	(766,244)
EURO
EUR 15,845,000	Sell	4/28/08	24,686,510	24,991,458	(304,948)
British Pound Sterling
GBP 13,469,000	Sell	4/17/08	26,628,213	26,698,404	(70,191)
British Pound Sterling
GBP 900,000	Sell	4/17/08	1,781,454	1,783,990	(2,536)
British Pound Sterling
GBP 4,683,000	Sell	4/8/08	9,322,930	9,288,714	34,216
British Pound Sterling
GBP 389,000	Sell	4/3/08	770,524	771,858	(1,334)
British Pound Sterling
GBP 1,978,000	Sell	4/3/08	3,919,360	3,924,768	(5,409)
Japanese Yen
JPY 914,103,000	Sell	5/12/08	8,990,882	9,194,093	(203,211)
Japanese Yen
JPY 127,628,701	Sell	5/12/08	1,287,000	1,283,696	3,304
Japanese Yen
JPY 127,224,366	Sell	5/12/08	1,286,000	1,279,629	6,371
Japanese Yen
JPY 127,415,703	Sell	5/12/08	1,287,000	1,281,553	5,447
Japanese Yen
JPY 127,815,702	Sell	4/3/08	1,287,000	1,282,508	4,492

PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio	as of March 31, 2008 (continued)

At 3.31.2008 the following forward currency contracts were outstanding for the ING PIMCO Core Bond: (continued)

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
Japanese Yen
JPY 140,280,553	Sell	5/12/08	1,415,000	1,410,949	4,051
Japanese Yen
JPY 127,551,996	Sell	5/12/08	1,287,000	1,282,924	4,076
Japanese Yen
JPY 126,896,896	Sell	5/12/08	1,280,000	1,276,335	3,665
Japanese Yen
JPY 127,376,192	Sell	5/12/08	1,287,000	1,281,156	5,844
Japanese Yen
JPY 205,766,500	Sell	5/12/08	2,089,000	2,069,610	19,390
Japanese Yen
JPY 279,908,000	Sell	5/12/08	2,820,459	2,815,328	5,131
Mexico Pesos
MXN 15,493,000	Sell	7/10/08	1,415,920	1,437,437	(21,516)
Mexico Pesos
MXN 15,498,000	Sell	7/10/08	1,415,924	1,437,901	(21,976)
Mexico Pesos
MXN 15,383,700	Sell	7/10/08	1,407,604	1,427,296	(19,692)
Mexico Pesos
MXN 15,377,500	Sell	7/10/08	1,407,603	1,426,721	(19,118)
Mexico Pesos
MXN 16,934,091	Sell	7/10/08	1,549,606	1,571,141	(21,535)
Mexico Pesos
MXN 15,378,800	Sell	7/10/08	1,407,606	1,426,841	(19,235)
Mexico Pesos
MXN 15,383,000	Sell	7/10/08	1,407,604	1,427,231	(19,627)
Poland Zlotych
PLN 3,306,732	Sell	7/10/08	1,320,000	1,472,340	(152,340)
Poland Zlotych
PLN 3,295,052	Sell	7/10/08	1,323,421	1,467,140	(143,719)
Poland Zlotych
PLN 3,455,000	Sell	7/10/08	1,378,141	1,538,357	(160,216)
Poland Zlotych
PLN 4,842,384	Sell	7/10/08	1,929,775	2,156,097	(226,322)

PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio	as of March 31, 2008 (continued)

At 3.31.2008 the following forward currency contracts were outstanding for the ING PIMCO Core Bond: (continued)

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
Poland Zlotych
PLN 4,838,000	Sell	7/10/08	1,929,643	2,154,145	(224,503)
Poland Zlotych
PLN 3,457,000	Sell	7/10/08	1,378,114	1,539,248	(161,133)
Poland Zlotych
PLN 7,526,000	Sell	7/10/08	3,016,312	3,350,992	(334,680)
Poland Zlotych
PLN 4,432,000	Sell	7/10/08	1,777,600	1,973,372	(195,772)
Poland Zlotych
PLN 890,000	Sell	7/10/08	354,337	396,277	(41,940)
Russia Rubles
RUB 40,959,700	Sell	7/10/08	1,658,287	1,727,921	(69,634)
Russia Rubles
RUB 31,821,100	Sell	7/10/08	1,277,443	1,342,401	(64,958)
Russia Rubles
RUB 12,728,400	Sell	7/10/08	510,976	536,959	(25,983)
Russia Rubles
RUB 21,201,300	Sell	7/10/08	851,629	894,396	(42,767)
Russia Rubles
RUB 21,092,000	Sell	7/10/08	846,898	889,785	(42,886)
Russia Rubles
RUB 27,419,000	Sell	7/10/08	1,100,988	1,156,695	(55,707)
Russia Rubles
RUB 42,159,000	Sell	7/10/08	1,693,813	1,778,515	(84,702)
Russia Rubles
RUB 42,175,000	Sell	7/10/08	1,693,775	1,779,190	(85,415)
					$(3,440,829)

PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio	as of March 31, 2008 (continued)

ING PIMCO Core Bond Portfolio Open Futures Contracts on March 31, 2008

Contract Description	Number of Contracts	Notional Market Value ($)	Expiration Date	Unrealized Appreciation/ (Depreciation)
Long Contracts
90-Day Eurodollar	3,401	830,949,325	06/16/08	$21,494,099
90-Day Eurodollar	103	25,210,538	09/15/08	743,101
90-Day Eurodollar	879	215,003,400	12/15/08	5,286,277
90-Day Eurodollar	521	127,404,038	03/16/09	1,404,460
90-Day Eurodollar	234	57,113,550	06/15/09	8,656
90-Day Eurodollar	759	184,863,938	09/14/09	2,465,429
90-Day Eurodollar	464	112,688,200	12/14/09	1,529,412
90-Day Eurodollar	230	55,743,375	03/15/10	1,440,950
90-Day Sterling	258	60,519,554	06/18/08	174,059
90-Day Sterling	338	79,549,437	09/17/08	184,710
90-Day Sterling	232	54,768,889	12/17/08	24,071
90-Day Sterling	110	26,030,772	03/18/09	332,302
90-Day Sterling	38	9,000,461	06/17/09	104,892
90-Day Sterling	8	1,892,552	12/16/09	3,553
Euro-Bobl 5-Year	49	8,539,279	06/06/08	(145,752)
U.S. Treasury 10-Year Note	2,137	254,202,839	06/19/08	5,004,540
				$40,054,759
Short Contracts
Euro-Schatz	163	(26,893,031)	06/06/08	$114,527
U.S. Treasury 2-Year Note	339	(72,768,472)	06/30/08	9,784
U.S. Treasury 5-Year Note	53	(6,054,422)	06/30/08	(33,953)
				$90,358

PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio	as of March 31, 2008 (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolios own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolios investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$1,557,880	$37,180,585
Level 2- Other Significant Observable Inputs	3,294,380,622	(6,134,911)
Level 3- Significant Unobservable Inputs	47,240,861	9,994,604
Total	$3,343,179,363	$41,040,278

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of March 31, 2008, were as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 12/31/07	$10,801,331	$11,972,952
Net purchases (sales)	36,342,298	(3,402,231)
Total realized and unrealized gain (loss)	97,232	1,423,883
Transfers in and/or out of Level 3	—	—
Balance at 03/31/08	$47,240,861	$9,994,604

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of March 31, 2008 (Unaudited)

Shares			Value
PREFERRED STOCK: 1.1%
		Auto Manufacturers: 0.0%
10,000	P	General Motors Corp.	$162,300
			162,300
		Banks: 0.6%
3,650		Bank of America Corp.	3,770,450
			3,770,450
		Diversified Financial Services: 0.1%
11,000	P	Citigroup, Inc.	521,125
			521,125
		Mining: 0.1%
5,000		Freeport-McMoRan Copper & Gold, Inc. - Non Voting	702,250
			702,250
		Oil & Gas: 0.2%
8,000		Chesapeake Energy Corp.	932,480
3,200		Chesapeake Energy Corp.	418,440
			1,350,920
		Savings & Loans: 0.1%
12,400		Washington Mutual, Inc.	352,160
			352,160
		Sovereign: 0.0%
1	P	Fannie Mae	67,125
			67,125
		Total Preferred Stock
		(Cost $6,587,311)	6,926,330

Principal Amount			Value
CONVERTIBLE BONDS: 1.1%
		Banks: 0.1%
$500,000	#	Deutsche Bank AG, Discount Note, due 07/14/08	$247,450
450,000	#	Deutsche Bank AG, Discount Note, due 10/24/08	234,945
			482,395
		Electric: 0.3%
1,600,000	C	CMS Energy Corp., 2.875%, due 12/01/24	1,816,000
			1,816,000
		Oil & Gas: 0.2%
700,000	C, L	Chesapeake Energy Corp., 2.500%, due 05/15/37	885,500
125,000	C	Chesapeake Energy Corp., 2.500%, due 05/15/37	158,125
375,000	C	Chesapeake Energy Corp., 2.750%, due 11/15/35	502,500
			1,546,125
		Real Estate: 0.1%
425,000	#, L	Ventas, Inc., 3.875%, due 11/15/11	472,281
			472,281
		Semiconductors: 0.1%
1,150,000	L	Advanced Micro Devices, Inc., 6.000%, due 05/01/15	728,813
			728,813
		Telecommunications: 0.3%
200,000	@@, C, L	Nortel Networks Corp., 1.750%, due 04/15/12	136,000
1,225,000	@@, C	Nortel Networks Corp., 2.125%, due 04/15/14	767,156
1,100,000	C	Qwest Communications International, Inc., 3.500%, due 11/15/25	1,135,750
			2,038,906
		Total Convertible Bonds
		(Cost $8,599,992)	7,084,520
CORPORATE BONDS/NOTES: 81.4%
		Agriculture: 0.2%
1,375,000	C	Reynolds American, Inc., 7.750%, due 06/01/18	1,452,711
			1,452,711
		Airlines: 0.3%
1,113,270	I	Continental Airlines, Inc., 6.920%, due 04/02/13	1,114,254
344,478		Continental Airlines, Inc., 7.373%, due 12/15/15	311,752
272,175		United Air Lines, Inc., 6.201%, due 09/01/08	271,494
248,856		United Air Lines, Inc., 6.602%, due 09/01/13	246,367
			1,943,867
		Auto Manufacturers: 1.5%
5,970,000		DaimlerChrysler NA Holding Corp., 6.800%, due 08/03/14	4,965,882
2,468,750		Ford Motor Co., 5.800%, due 11/29/13	2,029,389
275,000	L	Ford Motor Co., 9.215%, due 09/15/21	217,938
100,000		General Motors Corp., 7.400%, due 09/01/25	67,500
1,275,000	L	General Motors Corp., 7.700%, due 04/15/16	933,938
1,900,000	C	General Motors Corp., 8.250%, due 07/15/23	1,339,500
			9,554,147
		Auto Parts & Equipment: 2.6%
950,000	#, C, L	Allison Transmission, Inc., 11.000%, due 11/01/15	833,625
925,000	&, #, C, L	Allison Transmission, Inc., 11.250%, due 11/01/15	781,625
2,175,000	C	ArvinMeritor, Inc., 8.125%, due 09/15/15	1,783,500
3,175,000	C, L	ArvinMeritor, Inc., 8.750%, due 03/01/12	2,921,000

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of March 31, 2008 (Unaudited) (continued)

Principal Amount			Value
		Auto Parts & Equipment (continued)
$1,225,000	C, L	Cooper Standard Automotive, Inc., 7.000%, due 12/15/12	$1,059,625
2,310,000	C, L	Goodyear Tire & Rubber Co., 9.000%, due 07/01/15	2,454,375
1,800,000	#, C	Tenneco, Inc., 8.125%, due 11/15/15	1,795,500
680,000	C, L	Tenneco, Inc., 8.625%, due 11/15/14	671,500
125,000	C	Tenneco, Inc., 10.250%, due 07/15/13	133,125
400,000	#, C, L	TRW Automotive, Inc., 7.000%, due 03/15/14	371,000
3,710,000	#, C	TRW Automotive, Inc., 7.250%, due 03/15/17	3,394,650
			16,199,525
		Banks: 5.1%
9,900,000	C	Bank of America Corp., 8.000%, due 01/30/18	9,928,611
2,625,000	@@, #	Barclays Bank PLC, 6.050%, due 12/04/17	2,564,966
450,000	@@, #, C	Barclays Bank PLC, 7.434%, due 12/15/49	407,513
325,000	#	Deutsche Bank AG, Discount Note, due 09/29/08	163,248
800,000	#, C	Rabobank Capital Funding Trust, 5.254%, due 12/31/49	665,549
3,100,000	@@, C	Royal Bank of Scotland Group PLC, 7.640%, due 09/29/17	2,673,936
5,800,000	I	Sand Ridge, 8.630%, due 04/01/15	5,423,000
10,400,000	C	Wachovia Corp., 7.980%, due 02/08/49	10,249,526
			32,076,349
		Building Materials: 0.3%
1,900,000	@@, #, C, L	C8 Capital SPV Ltd., 6.640%, due 12/31/49	1,758,916
			1,758,916
		Chemicals: 1.8%
300,000	L	Arco Chemical, Co., 10.250%, due 11/01/10	306,000
4,225,000	C	Chemtura Corp., 6.875%, due 06/01/16	3,781,375
5,325,000	@@, #, C, L	Ineos Group Holdings PLC, 8.500%, due 02/15/16	4,166,813
815,000	C, L	Nalco Co., 7.750%, due 11/15/11	829,263
2,375,000	C	Rockwood Specialties Group, Inc., 7.500%, due 11/15/14	2,315,625
			11,399,076
		Commercial Services: 2.6%
7,060,000	C, L	Aramark Services, Inc., 8.500%, due 02/01/15	7,112,950
49,656		Hertz Corp., 4.320%, due 12/21/12	46,478
509,832		Hertz Corp., 4.390%, due 12/21/12	477,203
362,236		Hertz Corp., 4.500%, due 12/21/12	339,053
166,667		Hertz Corp., 4.910%, due 12/21/12	156,000
2,310		Hertz Corp., 4.920%, due 12/21/12	2,162
4,595,000	C	Hertz Corp., 8.875%, due 01/01/14	4,376,738
950,000	C	Service Corp. International, 7.625%, due 10/01/18	959,500
2,654,651		Thomson Learning, Inc., 5.620%, due 06/27/14	2,289,637
337,849		Thomson Learning, Inc., 7.580%, due 06/27/14	291,395
			16,051,116
2,680,000	@@	Computers: 1.0%
3,370,000	C	Seagate Technology HDD Holdings, 3.538%, due 10/01/09	2,599,600
		Sungard Data Systems, Inc., 9.125%, due 08/15/13	3,420,550
			6,020,150
		Distribution/Wholesale: 0.5%
1,800,000	@@, C	Buhrmann US, Inc., 7.875%, due 03/01/15	1,692,000
1,500,000	@@, C	Buhrmann US, Inc., 8.250%, due 07/01/14	1,417,500
			3,109,500
		Diversified Financial Services: 12.1%
2,443,833	C	AES Ironwood, LLC, 8.857%, due 11/30/25	2,663,778
639,308	C	AES Red Oak, LLC, 8.540%, due 11/30/19	642,505
1,500,000	I	Amadeus Halde, 6.850%, due 04/08/13	1,273,334
1,500,000	I	Amadeus Halde, 7.100%, due 04/08/14	1,283,334
5,725,000		American Express Co., 7.000%, due 03/19/18	6,021,017
700,000		American General Finance Corp., 6.900%, due 12/15/17	685,281
4,025,000	#, C, L	Biomet, Inc., 10.000%, due 10/15/17	4,236,313
6,975,000	#, C	Biomet, Inc., 11.625%, due 10/15/17	7,009,875
2,375,000	C	Citigroup, Inc., 8.300%, due 12/21/57	2,346,633
3,000,000		Ford Motor Credit Co., 7.000%, due 10/01/13	2,342,547
100,000		Ford Motor Credit Co., 7.250%, due 10/25/11	82,203
1,655,000	S	Ford Motor Credit Co., 7.375%, due 02/01/11	1,380,871
2,750,000	L	Ford Motor Credit Co., 7.800%, due 06/01/12	2,270,301
1,775,000		Ford Motor Credit Co., 7.875%, due 06/15/10	1,548,428
340,000		General Motors Acceptance Corp., 6.750%, due 12/01/14	240,912
2,500,000	S	General Motors Acceptance Corp., 6.875%, due 08/28/12	1,901,500
1,950,000		General Motors Acceptance Corp., 7.000%, due 02/01/12	1,484,088
1,740,000		General Motors Acceptance Corp., 7.250%, due 03/02/11	1,370,850
1,890,000	L	General Motors Acceptance Corp., 8.000%, due 11/01/31	1,357,434
2,750,000		GMAC, LLC, 6.625%, due 05/15/12	2,082,066
1,175,000		Goldman Sachs Group, Inc., 5.950%, due 01/18/18	1,165,678
3,900,000	C	Goldman Sachs Group, Inc., 6.750%, due 10/01/37	3,639,375
2,000,000	C, L	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 9.750%, due 11/15/14	2,155,000
2,800,000	C, L	KRATON Polymers, LLC, 8.125%, due 01/15/14	2,338,000
2,750,000	C	Lehman Brothers Holdings, Inc., 6.750%, due 12/28/17	2,648,236
2,475,000	&, #, C	LVB Acquisition Merger, 10.375%, due 10/15/17	2,580,188
5,000,000		Morgan Stanley, 5.950%, due 12/28/17	4,841,060
1,350,000	#, C	NSG Holdings, LLC, 7.750%, due 12/15/25	1,316,250
525,000	@@, #, C	Petroplus Finance Ltd., 6.750%, due 05/01/14	481,688
525,000	@@, #, C	Petroplus Finance Ltd., 7.000%, due 05/01/17	471,188
1,525,000	C, L	Residential Capital Corp., 8.125%, due 11/21/08	1,059,875
1,900,000	@@, #, C, L	Santander Perpetual SA Unipersonal, 6.671%, due 10/24/17	1,715,119
550,000		SLM Corp., 3.491%, due 07/26/10	433,369
975,000	L	SLM Corp., 3.541%, due 07/25/08	958,363
500,000		SLM Corp., 5.125%, due 08/27/12	386,125

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of March 31, 2008 (Unaudited) (continued)

Principal Amount			Value
		Diversified Financial Services (continued)
$400,000	@@, #	TNK-BP Finance SA, 6.625%, due 03/20/17	$347,000
500,000	@@	TNK-BP Finance SA, 7.500%, due 07/18/16	468,650
1,200,000	@@, #	TNK-BP Finance SA, 7.500%, due 07/18/16	1,117,500
1,000,000	@@, L	Transcapit, 6.103%, due 06/27/12	1,001,827
850,000	C	UBS Preferred Funding Trust V, 6.243%, due 05/15/49	711,995
3,725,000	C	Universal City Florida Holding Co. I/II, 8.375%, due 05/01/10	3,669,125
			75,728,881
		Electric: 6.9%
1,350,000	C	AES Corp., 8.000%, due 10/15/17	1,373,625
4,850,000	C, L	Edison Mission Energy, 7.200%, due 05/15/19	4,813,625
1,160,000	C, L	Edison Mission Energy, 7.750%, due 06/15/16	1,200,600
8,650,000	#, C	Energy Future Holdings, 10.875%, due 11/01/17	8,779,750
2,253,961	C	Midwest Generation, LLC, 8.560%, due 01/02/16	2,445,547
116,558	I	NRG Energy, Inc., 4.200%, due 02/01/13	109,354
883,027		NRG Energy, Inc., 4.200%, due 02/01/13	828,451
473,795		NRG Energy, Inc., 4.350%, due 02/01/13	444,511
513,103		NRG Energy, Inc., 4.460%, due 02/01/13	459,227
236,897		NRG Energy, Inc., 4.710%, due 02/01/13	212,023
3,000,000	C	NRG Energy, Inc., 7.250%, due 02/01/14	2,970,000
4,100,000	C	NRG Energy, Inc., 7.375%, due 02/01/16	4,028,250
150,000	C	NRG Energy, Inc., 7.375%, due 01/15/17	146,250
4,000,000	C	PSEG Energy Holdings, LLC, 8.500%, due 06/15/11	4,250,940
4,050,000	C	Reliant Energy, Inc., 6.750%, due 12/15/14	4,141,125
1,975,000	C, L	Reliant Energy, Inc., 7.625%, due 06/15/14	1,970,063
2,800,000	C, L	Reliant Energy, Inc., 7.875%, due 06/15/17	2,800,000
2,449,435	#, C, S	Tenaska Alabama Partners LP, 7.000%, due 06/30/21	2,296,833
			43,270,174
		Electrical Components & Equipment: 0.6%
1,750,000	@@	Legrand, 8.500%, due 02/15/25	1,977,647
1,900,000	C	Superior Essex Communications, LLC, 9.000%, due 04/15/12	1,838,250
			3,815,897
		Electronics: 1.5%
1,225,000	@@, C, L	Celestica, Inc., 7.625%, due 07/01/13	1,163,750
2,850,000	@@, C	Celestica, Inc., 7.875%, due 07/01/11	2,814,375
2,800,000	C	Communications & Power Industries, Inc., 8.000%, due 02/01/12	2,758,000
2,650,000	C, L	Sanmina-SCI Corp., 8.125%, due 03/01/16	2,358,500
			9,094,625
		Engineering & Construction: 0.2%
950,696	@@	Grupo Ferrovial SA, 9.360%, due 04/07/11	1,509,620
			1,509,620
		Entertainment: 0.3%
2,081,000	#, C	Choctaw Resort Development Enterprise, 7.250%, due 11/15/19	1,820,875
—	C	Herbst Gaming, Inc., 7.000%, due 11/15/14	—
1,425,000	C, S	Herbst Gaming, Inc., 8.125%, due 06/01/12	267,188
			2,088,063
		Environmental Control: 0.7%
4,000,000	C	Allied Waste North America, Inc., 7.125%, due 05/15/16	4,010,000
420,000	C, S, L	Allied Waste North America, Inc., 7.250%, due 03/15/15	421,575
			4,431,575
		Food: 0.7%
1,100,000		American Stores Co., 8.000%, due 06/01/26	1,118,693
3,150,000	C	Ingles Markets, Inc., 8.875%, due 12/01/11	3,197,250
			4,315,943
		Forest Products & Paper: 2.5%
650,000	@@, C	Cascades, Inc., 7.250%, due 02/15/13	576,875
450,000	#, C	Georgia-Pacific Corp., 7.000%, due 01/15/15	424,125
1,425,000	#, C, L	Georgia-Pacific Corp., 7.125%, due 01/15/17	1,325,250
3,760,000		Georgia-Pacific Corp., 7.375%, due 12/01/25	3,139,600
395,000	L	Georgia-Pacific Corp., 7.700%, due 06/15/15	373,275
6,525,000	C	Georgia-Pacific Corp., 8.000%, due 01/15/24	5,774,625
500,000	@@	Smurfit Capital Funding PLC, 7.500%, due 11/20/25	442,500

3,750,000	C, L	Verso Paper Holdings, LLC and Verson Paper, Inc., 9.125%, due 08/01/14	3,637,500
			15,693,750
		Healthcare - Products: 0.4%
2,300,000	@@	Fresenius Medical Care Capital Trust, 7.875%, due 06/15/11	2,397,750
			2,397,750
		Healthcare - Services: 5.1%
1,360,990		Community Health Systems, Inc., 5.335%, due 07/02/14	1,257,476
69,606		Community Health Systems, Inc., 8.875%, due 07/02/14	64,312
6,810,000	C	Community Health Systems, Inc., 8.875%, due 07/15/15	6,869,588
2,830,000	C, L	DaVita, Inc., 7.250%, due 03/15/15	2,773,400
1,980,000		HCA, Inc., 4.950%, due 11/14/13	1,823,899
4,225,000	C	HCA, Inc., 7.190%, due 11/15/15	3,604,914
175,000	C	HCA, Inc., 9.125%, due 11/15/14	180,688
9,790,000	C	HCA, Inc., 9.250%, due 11/15/16	10,181,600
2,750,000	&, C	HCA, Inc., 9.625%, due 11/15/16	2,860,000
1,650,000	C, L	Health Management Associates, Inc., 6.125%, due 04/15/16	1,402,500
1,256,524		Healthsouth Corp., 5.500%, due 02/02/13	1,164,205
6,070		Healthsouth Corp., 5.630%, due 02/02/13	5,287
			32,187,869
		Holding Companies - Diversified: 0.4%
275,000	@@, C, L	JSG Funding PLC, 7.750%, due 04/01/15	242,000
620,140	@@	Nordic Telephone Co. APS, 6.050%, due 11/30/13	924,285
742,500	@@	Nordic Telephone Co. APS, 6.300%, due 11/30/14	1,112,150
			2,278,435

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of March 31, 2008 (Unaudited) (continued)

	Principal Amount			Value
			Household Products/Wares: 0.0%
	$1,000	C, L	Spectrum Brands, Inc., 7.375%, due 02/01/15	$655
				655
			Insurance: 0.3%
	1,725,000		American International Group, Inc., 5.850%, due 01/16/18	1,695,925
				1,695,925
			Lodging: 1.5%
	3,225,000	C	MGM Mirage, 6.625%, due 07/15/15	2,821,875
	225,000	C	MGM Mirage, 6.875%, due 04/01/16	198,000
	1,525,000	C	MGM Mirage, 7.500%, due 06/01/16	1,380,125
	300,000	C, L	Mirage Resorts, Inc., 7.250%, due 08/01/17	270,750
	1,705,000	C, L	Station Casinos, Inc., 6.875%, due 03/01/16	1,001,688
	2,075,000	C, L	Station Casinos, Inc., 7.750%, due 08/15/16	1,680,750
	2,325,000	C, S	Wynn Las Vegas, LLC, 6.625%, due 12/01/14	2,249,438
				9,602,626
			Machinery - Construction & Mining: 0.1%
	750,000	C	Terex Corp., 8.000%, due 11/15/17	750,000
				750,000
			Media: 7.6%
	6,975,000	C, S, L	CCO Holdings, LLC, 8.750%, due 11/15/13	5,998,500
	275,000	#, C, L	Charter Communications Operating, LLC, 8.375%, due 04/30/14	248,875
	2,125,000	C	CSC Holdings, Inc., 6.750%, due 04/15/12	2,061,250
	2,450,000		CSC Holdings, Inc., 7.625%, due 04/01/11	2,434,688
	2,375,000		CSC Holdings, Inc., 7.625%, due 07/15/18	2,179,063
	303,000	C, L	Dex Media West, LLC, 9.875%, due 08/15/13	264,368
	6,650,000	C	Echostar DBS Corp., 7.125%, due 02/01/16	6,234,375
	2,500,000		Idearc, Inc., 6.830%, due 11/17/14	2,011,563
	2,155,000	C	Idearc, Inc., 8.000%, due 11/15/16	1,406,138
EUR	2,285,000	@@, #, C	Lighthouse International Co. SA, 8.000%, due 04/30/14	2,831,855
	$650,000	@@, C	Quebecor Media, Inc., 7.750%, due 03/15/16	596,375
	2,925,000	@@, #, C	Quebecor Media, Inc., 7.750%, due 03/15/16	2,683,688
	2,375,000	C	R.H. Donnelley Corp., 6.875%, due 01/15/13	1,460,625
	10,875,000	C, L	R.H. Donnelley Corp., 8.875%, due 01/15/16	6,932,813
	1,475,000	#, C, L	R.H. Donnelley Corp., 8.875%, due 10/15/17	929,250
	1,940,250		Tribune Co., 5.542%, due 05/30/14	1,306,203
	1,096,667		Tribune Co., 7.400%, due 05/30/09	986,412
	1,175,000	@@, #, C	Unity Media GmbH, 10.375%, due 02/15/15	1,063,375
	1,500,000	@@	UPC Broadband Holding BV, 7.040%, due 12/31/14	2,035,115
EUR	1,125,000	@@, C	UPC Holding BV, 7.750%, due 01/15/14	1,582,950
EUR	1,625,000	@@, C, L	UPC Holding BV, 8.625%, due 01/15/14	2,331,379
				47,578,860
			Mining: 1.0%
	$1,500,000	C	Freeport-McMoRan Copper & Gold, Inc., 8.250%, due 04/01/15	1,586,250
	3,475,000	C	Freeport-McMoRan Copper & Gold, Inc., 8.375%, due 04/01/17	3,696,531
	1,065,000	@@, C	Novelis, Inc., 7.250%, due 02/15/15	947,850
				6,230,631
			Miscellaneous Manufacturing: 0.7%
	1,600,000	#, C	Actuant Corp., 6.875%, due 06/15/17	1,588,000
	2,000,000	@@	Bombardier, Inc., 7.250%, due 11/15/16	3,007,531
				4,595,531
			Oil & Gas: 1.8%
	450,000	C	Chesapeake Energy Corp., 6.625%, due 01/15/16	443,250
	600,000	C	Chesapeake Energy Corp., 6.875%, due 01/15/16	597,000
	4,550,000	C	Chesapeake Energy Corp., 7.000%, due 08/15/14	4,584,125
	337,000	@@, #, C, L	Citic Resources Finance Ltd., 6.750%, due 05/15/14	304,143
	600,000	C	Enterprise Products Operating LP, 7.034%, due 01/15/68	510,172
	1,000,000	C	Enterprise Products Operating LP, 8.375%, due 08/01/66	974,790
	1,830,000	@@, C, L	OPTI Canada, Inc., 8.250%, due 12/15/14	1,820,850
	50,000	C	Plains Exploration & Production Co., 7.750%, due 06/15/15	50,125
	2,000,000	C, L	Tesoro Corp., 6.625%, due 11/01/15	1,860,000
				11,144,455
			Oil & Gas Services: 0.4%
	2,125,000	@@, C	Compagnie Generale de Geophysique-Veritas, 7.500%, due 05/15/15	2,167,500
	360,000	@@, C	Compagnie Generale de Geophysique-Veritas, 7.750%, due 05/15/17	367,200
				2,534,700
			Packaging & Containers: 1.1%
	75,000	C	Berry Plastics Holding Corp., 6.675%, due 09/15/14	59,625
	3,050,000	C, L	Berry Plastics Holding Corp., 8.875%, due 09/15/14	2,676,375
	2,125,000	C, L	Crown Americas, LLC and Crown Americas Capital Corp., 7.750%, due 11/15/15	2,194,063
	900,000	C	Jefferson Smurfit Corp., 7.500%, due 06/01/13	778,500
	1,450,000	@@, C	Norampac, Inc., 6.750%, due 06/01/13	1,245,188
				6,953,751
			Pipelines: 4.7%
	3,700,000		Dynegy Holdings, Inc., 7.500%, due 06/01/15	3,487,250
	875,000		Dynegy Holdings, Inc., 8.375%, due 05/01/16	870,625
	3,850,000	C, L	El Paso Corp., 7.000%, due 06/15/17	3,979,010
	200,000	L	El Paso Corp., 8.050%, due 10/15/30	209,897
	4,875,000	@@, C, L	Kinder Morgan Finance Co. ULC, 5.700%, due 01/05/16	4,643,438
	200,000	C	Knight, Inc., 5.150%, due 03/01/15	185,000
	2,434,488	C, S	Roseton/Danskammer, 7.270%, due 11/08/10	2,434,488
	1,575,000	C	Roseton/Danskammer, 7.670%, due 11/08/16	1,577,961
	5,425,000	#, C, L	SemGroup LP, 8.750%, due 11/15/15	4,991,000
	4,000,000	C, L	Sonat, Inc., 7.000%, due 02/01/18	4,096,220

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of March 31, 2008 (Unaudited) (continued)

Principal Amount			Value
		Pipelines (continued)
$1,975,000	C, S	Williams Cos., Inc., 7.625%, due 07/15/19	$2,118,188
675,000	C	Williams Partners LP/Williams Partners Finance Corp., 7.250%, due 02/01/17	681,750
			29,274,827
		Real Estate: 0.7%
1,150,000	C	Forest City Enterprises, Inc., 7.625%, due 06/01/15	1,098,250
750,000	C, L	Ventas Realty LP, 6.750%, due 04/01/17	736,875
2,000,000	C	Ventas Realty LP, 7.125%, due 06/01/15	1,995,000
800,000	C	Ventas Realty LP, 9.000%, due 05/01/12	846,000
			4,676,125
		Retail: 3.0%
4,300,000	C, L	Albertson’s, Inc., 7.450%, due 08/01/29	3,980,966
500,000	C	Albertson’s, Inc., 8.000%, due 05/01/31	479,130
750,000		Albertsons, LLC, 7.750%, due 06/15/26	711,009
300,000		Albertson’s, LLC, 6.570%, due 02/23/28	241,125
2,700,000	C	AmeriGas Partners LP, 7.125%, due 05/20/16	2,659,500
2,960,000	C, L	Amerigas Partners LP, 7.250%, due 05/20/15	2,930,400
4,350,000	C, L	Bon-Ton Stores, Inc., 10.250%, due 03/15/14	2,925,375
750,000	C	Ferrellgas Escrow, LLC, 6.750%, due 05/01/14	735,000
2,520,000	C, S	Ferrellgas Partners LP, 8.750%, due 06/15/12	2,573,550
1,150,000	C, L	Quiksilver, Inc., 6.875%, due 04/15/15	931,500
560,000	C, S	Suburban Propane Partners LP, 6.875%, due 12/15/13	548,800
			18,716,355
		Savings & Loans: 0.2%
1,650,000		Washington Mutual, Inc., 8.250%, due 04/01/10	1,436,127
			1,436,127
		Semiconductors: 1.6%
4,110,000	C, L	Freescale Semiconductor, Inc., 8.875%, due 12/15/14	3,236,625
3,700,000	&, C	Freescale Semiconductor, Inc., 9.125%, due 12/15/14	2,719,500
4,925,000	@@, C, L	Sensata Technologies BV, 8.000%, due 05/01/14	4,358,625
			10,314,750
		Software: 0.9%
6,600,000	#, C, L	First Data Corp., 9.875%, due 09/24/15	5,436,750
			5,436,750
		Telecommunications: 8.2%
730,000	C	Cincinnati Bell, Inc., 7.000%, due 02/15/15	664,300
520,000	C, L	Cincinnati Bell, Inc., 7.250%, due 07/15/13	513,500
1,730,000	C, S, L	Cincinnati Bell, Inc., 8.375%, due 01/15/14	1,630,525
3,225,000	C	Citizens Communications Co., 7.125%, due 03/15/19	2,838,000
500,000		Citizens Communications Co., 7.450%, due 07/01/35	365,000
1,250,000	C	Citizens Communications Co., 7.875%, due 01/15/27	1,078,125
1,950,000	C	Citizens Communications Co., 9.000%, due 08/15/31	1,716,000
1,127,209		Hawaiian Telcom Communications, Inc., 7.080%, due 06/01/14	884,859
1,800,000	C, L	Hawaiian Telcom Communications, Inc., 9.750%, due 05/01/13	981,000
2,200,000	@@, C	Intelsat Bermuda Ltd., 9.250%, due 06/15/16	2,227,500
200,000	C	Intelsat Corp., 9.000%, due 08/15/14	202,500
450,000	@@, C	Intelsat Subsidiary Holding Co., Ltd., 8.250%, due 01/15/13	455,625
2,500,000	@@, C	Intelsat Subsidiary Holding Co., Ltd., 8.625%, due 01/15/15	2,531,250
4,800,000	@@, #, C	Nordic Telephone Co. APS, 8.875%, due 05/01/16	4,680,000
500,000	@@	Nortel Networks Ltd., 6.960%, due 07/15/11	431,250
4,275,000	@@, C, L	Nortel Networks Ltd., 10.125%, due 07/15/13	3,933,000
1,100,000		Northwestern Bell Telephone, 7.750%, due 05/01/30	979,000
3,000,000	@@, C	NTL Cable PLC, 9.125%, due 08/15/16	2,700,000
1,228,000	C, L	Qwest Communications International, Inc., 7.500%, due 02/15/14	1,160,460
1,000,000	C	Qwest Communications International, Inc., 7.500%, due 02/15/14	945,000
2,600,000	C	Qwest Corp., 7.500%, due 06/15/23	2,281,500
7,750,000	C	Qwest Corp., 8.875%, due 03/15/12	7,943,750
3,825,000	C	Rural Cellular Corp., 9.875%, due 02/01/10	3,949,313
600,000		Telesat Canada, Inc., 8.510%, due 10/31/08	573,000
800,000		Telesat Canada, Inc., 9.000%, due 10/31/08	764,000
3,000,000	C, S	Time Warner Telecom Holdings, Inc., 9.250%, due 02/15/14	3,045,000
400,000	C	West Corp., 9.500%, due 10/15/14	360,000
1,200,000	@@, #, C	Wind Acquisition Finance SA, 10.750%, due 12/01/15	1,230,000
568,226		Wind Acquisition Finance SA, 11.200%, due 12/21/11	529,871
			51,593,328
		Transportation: 0.3%
1,500,000	@@, C	Kansas City Southern de Mexico SA de CV, 9.375%, due 05/01/12	1,556,250
			1,556,250
		Total Corporate Bonds/Notes
		(Cost $546,145,789)	510,469,585
U.S. GOVERNMENT AGENCY OBLIGATIONS: 18.6%
		Federal Home Loan Mortgage Corporation: 0.3%
2,000,000	W	5.500%, due 04/01/33	2,019,688
			2,019,688
		Federal National Mortgage Association: 18.3%
83,000,000	W	5.500%, due 04/01/38	83,791,073
30,400,000		6.000%, due 04/01/34	31,145,742
			114,936,815
		Total U.S. Government Agency Obligations
		(Cost $114,991,844)	116,956,503

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of March 31, 2008 (Unaudited) (continued)

Principal Amount			Value
COLLATERALIZED MORTGAGE OBLIGATIONS: 0.1%
$390,286	C	Countrywide Alternative Loan Trust, 6.000%, due 01/25/37	$315,285
121,677		United Air Lines, Inc., 6.071%, due 03/01/13	122,133

		Total Collateralized Mortgage Obligations
		(Cost $434,711)	437,418
MUNICIPAL BONDS: 0.1%
		California: 0.1%
600,000	C	Palomar Community College District, 4.750%, due 05/01/32	574,254
			574,254
		New Jersey: 0.0%
200,000	C	Tobacco Settlement Financing Corp., 5.000%, due 06/01/41	161,188
			161,188
		Puerto Rico:0.0%
1,600,000	C	Puerto Rico Sales Tax Financing Corp., Discount Note, due 08/01/54	98,448
			98,448
		Total Municipal Bonds
		(Cost $897,011)	833,890

Notional Amount		Value in $
POSITIONS IN PURCHASED OPTIONS: 4.5%
	Interest Rate Swaptions: 4.5%
120,000,000	Call Swaption OTC - Merrill Lynch Capital Services, Inc.
	3 Month USD-LIBOR - Fund Pays Floating
	Strike @ 4.750%-Exp 09/22/08	$4,941,841
110,000,000	Call Swaption OTC - The Royal Bank of Scotland PLC
	3 Month USD-LIBOR - Fund Pays Floating
	Strike @ 4.750%-Exp 09/22/08	4,530,021
11,000,000	Call Swaption OTC - Barclays Bank PLC
	3 Month USD-LIBOR - Fund Pays Floating
	Strike @ 4.720%-Exp 12/31/08	408,377
73,600,000	Call Swaption OTC - Barclays Bank PLC
	3-Month USD-LIBOR - Fund Pays Floating
	Strike @ 4.250%-Exp 07/06/09	1,759,697
192,600,000	Call Swaption OTC - Lehman Brothers Special Financing Inc.
	3 Month USD-LIBOR - Fund Pays Floating
	Strike @ 4.250%-Exp 07/06/09	4,604,858
177,400,000	Call Swaption OTC - Morgan Stanley Capital Services Inc.
	3 Month USD-LIBOR - Fund Pays Floating
	Strike @ 4.250%-Exp 07/06/09	4,241,443
180,000,000	Call Swaption OTC - Barclays Bank PLC
	3-Month USD-LIBOR - Fund Pays Floating
	Strike @ 4.750%-Exp 09/08/09	5,358,267
20,900,000	Call Swaption OTC - Credit Suisse International
	3 Month USD-LIBOR - Fund Pays Floating
	Strike @ 4.750%-Exp 09/08/09	622,154
54,500,000	Call Swaption OTC - The Royal Bank of Scotland PLC
	3-month USD-LIBOR - Fund Pays Floating
	Strike @ 4.750%-Exp 09/08/09	1,622,364
	Total Purchased Options
	(Cost $8,514,045)	28,089,022
	Total Long-Term Investments
	(Cost $686,170,703)	670,797,268

Principal Amount			Value
SHORT-TERM INVESTMENTS: 34.6%
		Commercial Paper: 9.9%
$5,000,000		Bank of Scotland PLC, 3.090%, due 04/30/08	$4,987,164
18,100,000		Den Norske Bank ASA, 3.130%, due 04/17/08	18,073,266
2,200,000		Svenska Handels Bank, Inc., 2.850%, due 05/12/08	2,192,714
700,000		UBS Finance, 2.720%, due 06/05/08	696,528
17,800,000		UBS Finance, 3.060%, due 04/30/08	17,754,773
18,100,000		Unicredito Italiano Bank (Ireland) PLC, 3.150%, due 04/04/08	18,093,660
		Total Commercial Paper
		(Cost $61,798,105)	61,798,105

		U.S. Government Agency Obligations: 4.6%
100,000	Z	Fannie Mae, 1.790%, due 05/28/08	99,713
28,500,000	L, Z	Federal Home Loan Bank, 1.300%, due 04/01/08	28,498,812
300,000	Z	Freddie Mac, 2.740%, due 04/10/08	299,772
200,000	Z	Freddie Mac, 2.380%, due 05/05/08	199,538
		Total U.S. Government Agency Obligations
		(Cost $29,097,835)	29,097,835

		U.S. Treasury Bills: 0.6%
1,250,000	L	Discount Note, due 05/29/08	1,247,240
2,750,000	L	Discount Note, due 06/12/08	2,743,428
		Total U.S. Treasury Bills
		(Cost $3,990,668)	3,990,668

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of March 31, 2008 (Unaudited) (continued)

Principal Amount				Value
		Securities Lending Collateral(cc): 19.5%
$122,193,000		Bank of New York Mellon Corp. Institutional Cash Reserves		$122,193,000
		Total Securities Lending Collateral
		(Cost $122,193,000)		122,193,000
		Total Short-Term Investments
		(Cost $217,079,608)		217,079,608

		Total Investments in Securities
		(Cost $903,250,311)*	141.5%	$887,876,876
		Other Assets and Liabilities - Net	(41.5)	(260,484,048)
		Net Assets	100.0%	$627,392,828

	@@	Foreign Issuer
	&	Payment-in-kind
	#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	C	Bond may be called prior to maturity date.
	P	Preferred Stock may be called prior to convertible date.
	cc	Securities purchased with cash collateral for securities loaned.
	W	When-issued or delayed delivery security
	S	All or a portion of this security is segregated for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.
	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at March 31, 2008.
	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
	EUR	EU Euro
	*	Cost for federal income tax purposes is $903,778,013.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$26,408,349
		Gross Unrealized Depreciation		(42,309,486)
		Net Unrealized Depreciation		$(15,901,137)

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of March 31, 2008 (Unaudited)

ING PIMCO High Yield Portfolio Credit Default Swap Agreements Outstanding on March 31, 2008:

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/Receive Fixed Rate (%)	Termination Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services Inc.	Aramark Corp. 8.500%, 02/01/15	Sell	2.680	09/20/12	USD	150,000	$(13,261)
Merrill Lynch International	CDX.NA.HY.9 Index (25-35% Tranche)	Sell	3.230	12/20/12	USD	7,500,000	(899,510)
Lehman Brothers Special Financing Inc.	CDX.NA.HY.9 Index (25-35% Tranche)	Sell	3.300	12/20/12	USD	1,400,000	(162,243)
Merrill Lynch International	CDX.NA.HY.9 Index (25-35% Tranche)	Sell	4.530	12/20/10	USD	7,600,000	132,694
Merrill Lynch International	CDX.NA.HY.9 Index (35-100% Tranche)	Sell	1.550	12/20/10	USD	900,000	3,947
Merrill Lynch International	CDX.NA.IG.10 Index	Sell	1.550	06/20/13	USD	9,900,000	(40,418)
Goldman Sachs International	CDX.NA.IG.9 Index	Sell	0.600	12/20/12	USD	3,300,000	36,335
Deutsche Bank AG	CDX.NA.IG.9 Index (30-100% Tranche)	Sell	0.760	12/20/12	USD	1,600,000	17,312
Lehman Brothers Special Financing Inc.	Celestica Inc. 7.625%, 07/01/13	Sell	4.250	09/20/12	USD	500,000	(13,401)
Barclays Bank PLC, London	Community Health Systems Inc. 8.875%, 07/15/15	Sell	2.850	09/20/12	USD	1,300,000	(111,047)
Lehman Brothers Special Financing Inc.	CSC Holdings Inc. 7.625%, 07/15/18	Sell	2.520	09/20/12	USD	2,000,000	(155,767)
Citibank N.A., New York	Dynergy Holdings Inc. 6.875%, 04/01/11	Sell	2.570	09/20/12	USD	150,000	(9,932)
Credit Suisse International	Ford Motor Credit Co. 7.000%, 10/01/13	Sell	1.450	12/20/08	USD	4,000,000	(73,644)
Lehman Brothers Special Financing Inc.	Ford Motor Credit Co. 7.250%, 10/25/11	Sell	4.000	12/20/08	USD	2,000,000	(79,173)
Citibank N.A., New York	Forest Oil Corp. 7.750%, 05/14/10	Sell	2.250	12/20/12	USD	800,000	(20,252)
Citibank N.A., New York	Freescale Semiconductor, Inc. 8.875%, 12/15/14	Sell	3.500	06/20/12	USD	500,000	(98,578)
Deutsche Bank AG	General Motors 7.125%, 07/15/13	Sell	6.700	12/20/12	USD	300,000	(41,290)
Citibank N.A., New York	General Motors 7.125%, 07/15/14	Sell	7.100	09/20/12	USD	4,000,000	(466,559)
Citibank N.A., New York	GMAC LLC 6.875%, 08/28/12	Sell	7.280	06/20/12	USD	3,000,000	(463,046)
Deutsche Bank AG	GMAC LLC 6.875%, 08/28/12	Sell	6.150	09/20/12	USD	500,000	(90,589)
Goldman Sachs International	GMAC LLC 6.875%, 08/28/12	Sell	6.700	09/20/12	USD	2,800,000	(470,734)
Lehman Brothers Special Financing Inc.	GMAC LLC 6.875%, 08/28/12	Sell	7.950	12/20/12	USD	500,000	(71,159)
Merrill Lynch International	GMAC LLC 6.875%, 08/28/12	Sell	6.300	12/20/12	USD	3,500,000	(524,209)
Citibank N.A., New York	Goodyear Tire and Rubber 9.000%, 07/01/15	Sell	3.650	06/20/13	USD	500,000	(2,531)
HSBC Bank USA, N.A.	Naftogaz of Ukraine 8.125%, 09/30/09	Sell	3.000	04/20/08	USD	2,000,000	(22,670)
Citibank N.A., New York	Nortel Networks 4.250%, 09/01/08	Sell	2.050	06/20/11	USD	1,500,000	(262,639)
Citibank N.A., New York	Nortel Networks 4.250%, 09/01/08	Sell	5.000	03/20/13	USD	2,700,000	15,812
Lehman Brothers Special Financing Inc.	Nortel Networks 4.250%, 09/01/08	Buy	(1.520)	06/20/10	USD	1,500,000	172,823
Citibank N.A., New York	NRG Energy Inc. 7.250%, 02/01/14	Sell	4.850	03/20/13	USD	225,000	4,157
Barclays Bank PLC, London	OJSC Russian Agricultural Bank/RSHB Capital SA Multiple Obligations	Sell	0.760	02/20/09	USD	2,000,000	(33,883)
Barclays Bank PLC, London	OJSC Russian Agricultural Bank/RSHB Capital SA Multiple Obligations	Sell	0.740	03/20/09	USD	1,500,000	(27,914)
Citibank N.A., New York	Reliant Energy Inc. 6.750%, 12/15/14	Sell	4.350	03/20/13	USD	500,000	(1,427)
Morgan Stanley Capital Services Inc.	Russian Federation 5.000% Step, 03/31/30	Sell	0.245	06/20/08	USD	200,000	(184)
Credit Suisse International	Sanmina-Sci Corp. 8.125%, 03/01/16	Sell	4.220	09/20/12	USD	350,000	(27,425)
Barclays Bank PLC, London	Sprint Nextel Corp. 6.000%, 12/01/16	Sell	7.150	06/20/09	USD	1,600,000	32,582
Citibank N.A., New York	Sungard Data Systems Inc. 9.125%, 08/15/13	Sell	2.920	09/20/12	USD	1,500,000	(113,538)
Citibank N.A., New York	Sungard Data Systems Inc. 9.125%, 08/15/13	Sell	5.800	03/20/13	USD	850,000	15,253
							$(3,866,108)

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of March 31, 2008 (Unaudited)

ING PIMCO High Yield Portfolio Interest Rate Swap Agreements Outstanding on March 31, 2008:

	Termination Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 4.000% and pay a floating rate based on 3-month USD-LIBOR Counterparty: Deutsche Bank AG, New York	06/18/09	USD	800,000	$8,958
Receive a fixed rate equal to 5.000% and pay a floating rate based on 3-month USD-LIBOR Counterparty: UBS AG, London	06/18/09	USD	1,700,000	22,067
Receive a fixed rate equal to 7.910% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: Citibank N.A., New York	05/14/09	MXN	38,000,000	12,808
Receive a fixed rate equal to 7.910% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: Morgan Stanley Capital Services Inc.	05/14/09	MXN	49,000,000	16,515
Receive a fixed rate equal to 10.680% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Barclays Bank PLC, London	01/02/12	BRL	38,900,000	(1,294,305)
Receive a fixed rate equal to 10.150% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Goldman Sachs Capital Markets, L.P.	01/02/12	BRL	4,900,000	(178,276)
Receive a fixed rate equal to 10.115% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Morgan Stanley Capital Services Inc.	01/02/12	BRL	52,000,000	(2,182,670)
Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 4.000% Counterparty: Morgan Stanley Capital Services Inc.	06/18/13	USD	6,500,000	(114,842)
Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 5.000% Counterparty: Merrill Lynch Capital Services, Inc.	06/18/38	USD	500,000	(1,338)
Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 5.000% Counterparty: The Royal Bank of Scotland PLC	06/18/38	USD	4,700,000	95,995
				$(3,615,088)

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of March 31, 2008 (Unaudited)

ING PIMCO High Yield Portfolio Total Return Swap Agreements Outstanding on March 31, 2008:

	Termination Date	Notional Principal Amount		Unrealized Appreciation/ (Depreciation)
Receive positive total return on Motorola Inc. (MOT, 22,400 shs.) and Pay a floating rate based on 3-month USD-LIBOR plus .25% plus the absolute value of any negative total return on Motorola Inc. Counterparty: Merrill Lynch International	04/23/08	USD	225,120	$(19,152)
Receive positive total return on Sandridge Energy Inc. (SD, 36,400 shs.) and Pay a floating rate based on 3-month USD-LIBOR plus .25% plus the absolute value of any negative total return on Sandridge Energy Inc. Counterparty: Merrill Lynch International	04/23/08	USD	1,101,464	304,098
				$284,946

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of March 31, 2008 (Unaudited) (continued)

At 3.31.2008 the following forward currency contracts were outstanding for the ING PIMCO High Yield:

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
Brazil Real			USD
BRL 17,892,775	Buy	12/2/08	9,514,903	9,803,186	$288,283
India Rupees
INR 140,797,150	Buy	5/12/08	3,445,000	3,496,180	51,180
India Rupees
INR 32,544,000	Buy	5/12/08	800,000	808,111	8,111
India Rupees
INR 30,337,500	Buy	5/12/08	750,000	753,320	3,320
India Rupees
INR 60,675,000	Buy	5/12/08	1,500,000	1,506,641	6,641
Korea (South) Won
KRW 1,602,236,867	Buy	5/30/08	1,718,401	1,619,157	(99,244)
Korea (South) Won
KRW 1,596,103,133	Buy	5/30/08	1,710,538	1,612,959	(97,580)
Korea (South) Won
KRW 2,738,628,000	Buy	8/4/08	3,013,787	2,768,668	(245,119)
Mexico Pesos
MXN 33,479,360	Buy	7/10/08	2,941,430	3,106,207	164,776
Malaysia Ringgits
MYR 5,195,840	Buy	8/4/08	1,597,000	1,621,047	24,047
Malaysia Ringgits
MYR 5,192,166	Buy	8/4/08	1,597,000	1,619,901	22,901
Philippines Pesos
PHP 65,397,150	Buy	8/22/08	1,597,000	1,544,896	(52,104)
Philippines Pesos
PHP 65,317,300	Buy	8/22/08	1,597,000	1,543,010	(53,990)
Russia Rubles
RUB 53,156,250	Buy	7/10/08	2,108,120	2,242,443	134,323
Russia Rubles
RUB 188,504,500	Buy	11/19/08	7,639,493	7,895,162	255,669
					$411,215

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of March 31, 2008 (Unaudited) (continued)

At 3.31.2008 the following forward currency contracts were outstanding for the ING PIMCO High Yield continued:

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
Brazil Real
BRL 1,816,395	Sell	7/2/08	1,050,000	1,015,960	$34,040
Brazil Real
BRL 1,681,388	Sell	7/2/08	975,000	940,447	34,553
Brazil Real
BRL 2,786,400	Sell	7/2/08	1,600,000	1,558,511	41,489
Brazil Real
BRL 216,600	Sell	7/2/08	125,000	121,150	3,850
Brazil Real
BRL 653,625	Sell	7/2/08	375,000	365,591	9,409
Brazil Real
BRL 996,475	Sell	7/2/08	575,000	557,356	17,644
Brazil Real
BRL 527,550	Sell	7/2/08	300,000	295,073	4,927
Brazil Real
BRL 1,275,275	Sell	7/2/08	725,000	713,297	11,703
Brazil Real
BRL 1,304,637	Sell	12/2/08	725,000	714,791	10,209
Brazil Real
BRL 403,763	Sell	12/2/08	225,000	221,215	3,785
Brazil Real
BRL 895,000	Sell	12/2/08	500,000	490,357	9,643
Brazil Real
BRL 45,825	Sell	12/2/08	25,000	25,107	(107)
Brazil Real
BRL 412,088	Sell	12/2/08	225,000	225,777	(777)
Brazil Real
BRL 547,200	Sell	12/2/08	300,000	299,803	197
Brazil Real
BRL 501,738	Sell	12/2/08	275,000	274,895	105
EURO
EUR 9,409,000	Sell	4/28/08	14,659,222	14,840,305	(181,083)
British Pound Sterling
GBP 3,215,000	Sell	4/17/08	6,356,055	6,372,809	(16,754)
Mexico Pesos
MXN 16,739,680	Sell	7/10/08	1,514,150	1,553,103	(38,954)
Mexico Pesos
MXN 16,739,680	Sell	7/10/08	1,507,373	1,553,103	(45,730)
					$(101,851)

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of March 31, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolios own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolios investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$—	$—
Level 2- Other Significant Observable Inputs	762,058,175	(28,465,655)
Level 3- Significant Unobservable Inputs	3,625,701	30,362
Total	$765,683,876	$(28,435,293)

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of March 31, 2008, were as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 12/31/07	$3,092,522	$(199,688)
Net purchases (sales)	833,492	(68,100)
Total realized and unrealized gain (loss)	(300,313)	298,150
Transfers in and/or out of Level 3	—	—
Balance at 03/31/08	$3,625,701	$30,362

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

PORTFOLIO OF INVESTMENTS
ING Pioneer Equity Income Portfolio	as of March 31, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 93.2%
		Aerospace/Defense: 1.8%
39,120		United Technologies Corp.	$2,692,238
			2,692,238
		Apparel: 1.3%
25,781		VF Corp.	1,998,285
			1,998,285
		Auto Manufacturers: 2.5%
83,482		Paccar, Inc.	3,756,690
			3,756,690
		Auto Parts & Equipment: 2.1%
95,235		Johnson Controls, Inc.	3,218,943
			3,218,943
		Banks: 9.3%
39,200		Bank of America Corp.	1,486,072
12,994		Northern Trust Corp.	863,711
99,614		Regions Financial Corp.	1,967,377
34,769		SunTrust Bank	1,917,163
90,556		US Bancorp.	2,930,392
53,864		Wachovia Corp.	1,454,328
50,871		Wells Fargo & Co.	1,480,346
76,850		Whitney Holding Corp.	1,905,112
			14,004,501
		Beverages: 1.1%
12,552		Coca-Cola Co.	764,040
13,230		PepsiCo, Inc.	955,206
			1,719,246
		Building Materials: 0.5%
38,246		Masco Corp.	758,418
			758,418
		Chemicals: 6.3%
19,469		Air Products & Chemicals, Inc.	1,791,148
99,834		Dow Chemical Co.	3,678,883
39,787		EI Du Pont de Nemours & Co.	1,860,440
112,471		Valspar Corp.	2,231,425
			9,561,896
		Cosmetics/Personal Care: 2.0%
38,569		Colgate-Palmolive Co.	3,004,911
			3,004,911
		Distribution/Wholesale: 1.0%
37,887		Genuine Parts Co.	1,523,815
			1,523,815
		Diversified Financial Services: 0.4%
12,600		T. Rowe Price Group, Inc.	630,000
			630,000
		Electric: 7.0%
95,966		Duke Energy Corp.	1,712,993
24,950		Edison International	1,223,049
67,100		NSTAR	2,041,853
65,793		PG&E Corp.	2,422,498
41,100		Public Service Enterprise Group, Inc.	1,651,809
45,164		Southern Co.	1,608,290
			10,660,492
		Electrical Components & Equipment: 2.3%
67,597		Emerson Electric Co.	3,478,542
			3,478,542
		Entertainment: 2.0%
100,707	@	Cedar Fair LP	2,341,438
35,450		Regal Entertainment Group	683,831
			3,025,269
		Environmental Control: 1.0%
38,346		Mine Safety Appliances Co.	1,579,472
			1,579,472
		Food: 9.0%
64,004		Campbell Soup Co.	2,172,936
10,312		ConAgra Foods, Inc.	246,972
33,531		General Mills, Inc.	2,007,836
25,574		Hershey Co.	963,373
63,644		HJ Heinz Co.	2,989,359
12,992		JM Smucker Co.	657,525
22,427		Kellogg Co.	1,178,763
80,405		Kraft Foods, Inc.	2,493,359
13,397		WM Wrigley Jr. Co.	841,867
			13,551,990
		Forest Products & Paper: 1.0%
23,350		Weyerhaeuser Co.	1,518,684
			1,518,684

PORTFOLIO OF INVESTMENTS
ING Pioneer Equity Income Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Gas: 0.9%
40,744		AGL Resources, Inc.	$1,398,334
			1,398,334
		Household Products/Wares: 0.9%
23,856		Clorox Co.	1,351,204
			1,351,204
		Insurance: 5.0%
52,073		Chubb Corp.	2,576,572
45,804		Lincoln National Corp.	2,381,808
44,760		Safeco Corp.	1,964,069
13,000		Travelers Cos., Inc.	622,050
			7,544,499
		Iron/Steel: 1.1%
24,118		Nucor Corp.	1,633,753
			1,633,753
		Machinery - Diversified: 0.6%
28,208		Gorman-Rupp Co.	927,761
			927,761
		Media: 2.6%
65,501		CBS Corp. - Class B	1,446,262
130,029		New York Times Co.	2,454,948
			3,901,210
		Metal Fabricate/Hardware: 0.9%
47,807		Timken Co.	1,420,824
			1,420,824
		Mining: 4.6%
125,134		Alcoa, Inc.	4,512,333
29,691		Compass Minerals International, Inc.	1,751,175
17,569	@@	Teck Cominco Ltd.	719,626
			6,983,134
		Oil & Gas: 8.4%
52,169		Chevron Corp.	4,453,146
39,335		ConocoPhillips	2,997,720
86,390		Questar Corp.	4,886,218
6,549	@@	Royal Dutch Shell PLC ADR - Class A	451,750
			12,788,834
		Pharmaceuticals: 6.3%
40,252		Abbott Laboratories	2,219,898
32,566		Eli Lilly & Co.	1,680,080
77,832		Merck & Co., Inc.	2,953,724
125,804		Pfizer, Inc.	2,633,078
			9,486,780
		Pipelines: 3.3%
57,761		Equitable Resources, Inc.	3,402,123
68,945		Spectra Energy Corp.	1,568,499
			4,970,622
		Retail: 0.5%
13,203		McDonald’s Corp.	736,331
			736,331
		Semiconductors: 2.2%
64,037		Applied Materials, Inc.	1,249,362
63,140		Microchip Technology, Inc.	2,066,572
			3,315,934
		Software: 0.4%
19,364		Microsoft Corp.	549,550
			549,550
		Telecommunications: 4.9%
68,467		AT&T, Inc.	2,622,286
123,576		Citizens Communications Co.	1,296,312
14,611		Embarq Corp.	585,901
44,558		Verizon Communications, Inc.	1,624,139
112,615		Windstream Corp.	1,345,749
			7,474,387
		Total Common Stock
		(Cost $151,104,464)	141,166,549
REAL ESTATE INVESTMENT TRUSTS: 5.2%
		Apartments: 1.2%
43,949		Equity Residential	1,823,444
			1,823,444
		Diversified: 0.9%
44,901		Liberty Property Trust	1,396,870
			1,396,870
		Forest Products & Paper: 1.1%
38,506		Plum Creek Timber Co., Inc.	1,567,194
			1,567,194
		Shopping Centers: 2.0%
37,570		Developers Diversified Realty Corp.	1,573,432
37,156		Kimco Realty Corp.	1,455,401
			3,028,833
		Total Real Estate Investment Trusts
		(Cost $8,080,085)	7,816,341
		Total Long-Term Investments
		(Cost $159,184,549)	148,982,890

PORTFOLIO OF INVESTMENTS
ING Pioneer Equity Income Portfolio	as of March 31, 2008 (Unaudited) (continued)

Principal Amount				Value
SHORT-TERM INVESTMENTS: 1.3%
		U.S. Government Agency Obligations: 1.3%
$2,011,000	Z	Federal Home Loan Bank, 1.300%, due 04/01/08		$2,010,927
		Total Short-Term Investments
		(Cost $2,010,927)		2,010,927
		Total Investments in Securities
		(Cost $161,195,476)*	99.7%	$150,993,817
		Other Assets and Liabilities - Net	0.3	413,327
		Net Assets	100.0%	$151,407,144

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

	*	Cost for federal income tax purposes is $161,276,883.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$4,674,203
		Gross Unrealized Depreciation		(14,957,269)
		Net Unrealized Depreciation		$(10,283,066)

PORTFOLIO OF INVESTMENTS
ING Pioneer Equity Income Portfolio	as of March 31, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolios own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolios investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$148,982,890	$—
Level 2- Other Significant Observable Inputs	2,010,927	—
Level 3- Significant Unobservable Inputs	—	—
Total	$150,993,817	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of March 31, 2008, were as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 12/31/07	$—	$—
Net purchases (sales)	—	—
Total realized and unrealized gain (loss)	—	—
Transfers in and/or out of Level 3	—	—
Balance at 03/31/08	$—	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

PORTFOLIO OF INVESTMENTS
ING Pioneer Fund Portfolio	as of March 31, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 98.9%
		Aerospace/Defense: 3.3%
22,169		General Dynamics Corp.	$1,848,230
29,226		United Technologies Corp.	2,011,333
			3,859,563
		Auto Manufacturers: 2.5%
109,262	@	Ford Motor Co.	624,979
51,515		Paccar, Inc.	2,318,175
			2,943,154
		Auto Parts & Equipment: 1.9%
66,241		Johnson Controls, Inc.	2,238,946
			2,238,946
		Banks: 4.9%
7,575	@@	Banco Bilbao Vizcaya Argentaria SA ADR	166,574
8,200		Bank of New York Mellon Corp.	342,186
35,341		National City Corp.	351,643
19,929		SunTrust Bank	1,098,885
44,757		US Bancorp.	1,448,337
13,006		Wachovia Corp.	351,162
45,329		Wells Fargo & Co.	1,319,074
16,370		Zions Bancorp.	745,654
			5,823,515
		Beverages: 2.6%
16,591		Coca-Cola Co.	1,009,894
28,667		PepsiCo, Inc.	2,069,757
			3,079,651
		Chemicals: 2.9%
8,072		Air Products & Chemicals, Inc.	742,624
23,753		Dow Chemical Co.	875,298
12,322		Ecolab, Inc.	535,144
18,121		EI Du Pont de Nemours & Co.	847,338
5,697		Praxair, Inc.	479,858
			3,480,262
		Commercial Services: 0.8%
21,209		Automatic Data Processing, Inc.	899,050
			899,050
		Computers: 3.9%
38,713	@	Dell, Inc.	771,163
8,588	@	DST Systems, Inc.	564,575
23,642	@	EMC Corp.	339,026
47,636		Hewlett-Packard Co.	2,175,060
47,270	@	Sun Microsystems, Inc.	734,103
			4,583,927
		Cosmetics/Personal Care: 2.0%
24,568		Colgate-Palmolive Co.	1,914,093
10,301		Estee Lauder Cos., Inc.	472,301
			2,386,394
		Diversified Financial Services: 1.8%
19,604		American Express Co.	857,087
8,300		JPMorgan Chase & Co.	356,485
18,767		T. Rowe Price Group, Inc.	938,350
			2,151,922
		Electric: 1.0%
13,000		Public Service Enterprise Group, Inc.	522,470
18,032		Southern Co.	642,120
			1,164,590
		Electrical Components & Equipment: 0.8%
19,455		Emerson Electric Co.	1,001,154
			1,001,154
		Food: 5.9%
27,705		Campbell Soup Co.	940,585
14,382		General Mills, Inc.	861,194
32,622		Hershey Co.	1,228,871
24,132		HJ Heinz Co.	1,133,480
11,421		Kellogg Co.	600,288
43,910		Kraft Foods, Inc.	1,361,649
28,736		Sysco Corp.	833,919
			6,959,986
		Healthcare - Products: 6.1%
26,642		Becton Dickinson & Co.	2,287,216
16,902		CR Bard, Inc.	1,629,353
19,236		Medtronic, Inc.	930,445
26,443	@	St. Jude Medical, Inc.	1,142,073
15,052	@	Zimmer Holdings, Inc.	1,171,949
			7,161,036
		Household Products/Wares: 0.2%
4,553		Clorox Co.	257,882
			257,882

PORTFOLIO OF INVESTMENTS
ING Pioneer Fund Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Insurance: 4.0%
41,465		Chubb Corp.	$2,051,688
12,026		Hartford Financial Services Group, Inc.	911,210
18,430		Metlife, Inc.	1,110,592
14,834		Safeco Corp.	650,916
			4,724,406
		Machinery - Construction & Mining: 1.3%
19,085		Caterpillar, Inc.	1,494,165
			1,494,165
		Machinery - Diversified: 2.3%
27,749		Deere & Co.	2,232,130
8,747		Rockwell Automation, Inc.	502,253
			2,734,383
		Media: 4.3%
16,605		Gannett Co., Inc.	482,375
23,724		John Wiley & Sons, Inc.	941,843
53,673		McGraw-Hill Cos., Inc.	1,983,217
59,820	@@	Reed Elsevier NV	1,143,781
16,556		Walt Disney Co.	519,527
			5,070,743
		Mining: 5.5%
49,920		Alcoa, Inc.	1,800,115
7,915		Freeport-McMoRan Copper & Gold, Inc.	761,581
27,771	@@	Rio Tinto PLC	2,886,127
10,706	@@	Teck Cominco Ltd.	438,518
8,147	@@	Xstrata PLC	570,622
			6,456,963
		Miscellaneous Manufacturing: 2.0%
11,324		3M Co.	896,295
27,208		General Electric Co.	1,006,968
7,042		Parker Hannifin Corp.	487,799
			2,391,062
		Office/Business Equipment: 1.3%
32,019	@@	Canon, Inc. ADR	1,484,721
			1,484,721
		Oil & Gas: 6.8%
19,886		Apache Corp.	2,402,627
44,059		Chevron Corp.	3,760,876
22,333		ExxonMobil Corp.	1,888,925
			8,052,428
		Oil & Gas Services: 1.0%
16,050	@	Weatherford International Ltd.	1,163,144
			1,163,144
		Pharmaceuticals: 6.6%
27,686		Abbott Laboratories	1,526,883
18,161	@	Barr Pharmaceuticals, Inc.	877,358
19,617		Eli Lilly & Co.	1,012,041
18,392		Merck & Co., Inc.	697,976
49,192		Pfizer, Inc.	1,029,589
2,162	@@	Roche Holding AG	407,472
7,872	@@	Roche Holding Ltd. ADR	743,783
65,206		Schering-Plough Corp.	939,618
13,069	@@	Teva Pharmaceutical Industries Ltd. ADR	603,657
			7,838,377
		Retail: 7.2%
20,573	@	Coach, Inc.	620,276
22,369		CVS Caremark Corp.	906,168
24,415		JC Penney Co., Inc.	920,690
34,198		Lowe’s Cos., Inc.	784,502
27,846		Nordstrom, Inc.	907,780
18,457		Staples, Inc.	408,084
40,593		Target Corp.	2,057,253
50,990		Walgreen Co.	1,942,209
			8,546,962
		Semiconductors: 3.2%
41,998		Applied Materials, Inc.	819,381
66,174		Intel Corp.	1,401,565
56,735		Texas Instruments, Inc.	1,603,898
			3,824,844
		Software: 2.0%
21,671	@	Adobe Systems, Inc.	771,271
8,800	@	Fiserv, Inc.	423,192
40,353		Microsoft Corp.	1,145,218
			2,339,681
		Telecommunications: 6.6%
70,170		AT&T, Inc.	2,687,511
35,471	@	Cisco Systems, Inc.	854,496
17,297		Corning, Inc.	415,820
77,132		Motorola, Inc.	717,328
70,666	@@	Nokia OYJ ADR	2,249,299

PORTFOLIO OF INVESTMENTS
ING Pioneer Fund Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares				Value
		Telecommunications (continued)
19,851		Verizon Communications, Inc.		$723,569
15,235		Windstream Corp.		182,058
				7,830,081
		Transportation: 4.2%
13,115		Burlington Northern Santa Fe Corp.		1,209,465
20,328	@@	Canadian National Railway Co.		982,249
52,245		Norfolk Southern Corp.		2,837,947
				5,029,661
		Total Common Stock
		(Cost $108,521,817)		116,972,653

Principal Amount				Value
SHORT-TERM INVESTMENTS: 0.4%
		U.S. Government Agency Obligations: 0.4%
$471,000	Z	Federal Home Loan Bank, 1.300%, due 04/01/08		$470,983
		Total Short-Term Investments
		(Cost $470,983)		470,983
		Total Investments in Securities
		(Cost $108,992,800)*	99.3%	$117,443,636
		Other Assets and Liabilities - Net	0.7	837,838
		Net Assets	100.0%	$118,281,474

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
	*	Cost for federal income tax purposes is $109,341,067.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$17,394,932
		Gross Unrealized Depreciation		(9,292,363)
		Net Unrealized Appreciation		$8,102,569

PORTFOLIO OF INVESTMENTS
ING Pioneer Fund Portfolio	as of March 31, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolios own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolios investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$116,972,653	$—
Level 2- Other Significant Observable Inputs	470,983	—
Level 3- Significant Unobservable Inputs	—	—
Total	$117,443,636	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of March 31, 2008, were as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 12/31/07	$—	$—
Net purchases (sales)	—	—
Total realized and unrealized gain (loss)	—	—
Transfers in and/or out of Level 3	—	—
Balance at 03/31/08	$—	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

PORTFOLIO OF INVESTMENTS
ING Pioneer Mid Cap Value Portfolio	as of March 31, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 92.2%
		Advertising: 2.4%
2,684,006	@, L	Interpublic Group of Cos., Inc.	$22,572,488
			22,572,488
		Agriculture: 1.8%
233,142		Loews Corp.	16,914,452
			16,914,452
		Banks: 3.7%
223,900		Capital One Financial Corp.	11,020,358
222,771		Keycorp.	4,889,823
111,376		Marshall & Ilsley Corp.	2,583,923
172,203		PNC Financial Services Group, Inc.	11,291,351
91,190		Zions Bancorp.	4,153,705
			33,939,160
		Beverages: 2.2%
172,500		Anheuser-Busch Cos., Inc.	8,185,125
222,798		Molson Coors Brewing Co.	11,712,491
			19,897,616
		Chemicals: 2.4%
82,988		Air Products & Chemicals, Inc.	7,634,896
324,063		International Flavors & Fragrances, Inc.	14,274,975
			21,909,871
		Commercial Services: 1.9%
496,300		Equifax, Inc.	17,112,424
			17,112,424
		Computers: 8.1%
378,068	@	Computer Sciences Corp.	15,421,394
506,300	@	Dell, Inc.	10,085,496
414,073		Imation Corp.	9,416,020
774,930	@	NCR Corp.	17,691,652
573,150	@	Sun Microsystems, Inc.	8,901,020
627,930	@	Teradata Corp.	13,852,136
			75,367,718
		Cosmetics/Personal Care: 1.8%
354,400		Estee Lauder Cos., Inc.	16,249,240
			16,249,240
		Distribution/Wholesale: 2.0%
244,525		WW Grainger, Inc.	18,679,265
			18,679,265
		Diversified Financial Services: 3.2%
323,501	L	First Marblehead Corp.	2,413,317
280,383	@@	Lazard Ltd.	10,710,631
295,464		Legg Mason, Inc.	16,540,075
			29,664,023
		Electric: 8.4%
336,904		American Electric Power Co., Inc.	14,025,314
364,657		Edison International	17,875,486
202,529		FirstEnergy Corp.	13,897,540
405,032		NSTAR	12,325,124
121,562		PPL Corp.	5,582,127
348,006		Public Service Enterprise Group, Inc.	13,986,361
			77,691,952
		Electronics: 0.2%
61,015		PerkinElmer, Inc.	1,479,614
			1,479,614
		Engineering & Construction: 0.8%
263,394		KBR, Inc.	7,303,916
			7,303,916
		Environmental Control: 2.7%
205,334		Republic Services, Inc.	6,003,966
569,668		Waste Management, Inc.	19,118,058
			25,122,024
		Food: 3.6%
769,721	L	Kroger Co.	19,550,913
465,879	L	Safeway, Inc.	13,673,549
			33,224,462
		Gas: 1.3%
233,100		Sempra Energy	12,419,568
			12,419,568
		Healthcare - Products: 1.7%
465,894	L	Cooper Cos., Inc.	16,040,730
			16,040,730
		Healthcare - Services: 1.3%
295,177		Aetna, Inc.	12,424,000
			12,424,000
		Home Builders: 0.6%
324,100	L	D.R. Horton, Inc.	5,104,575
			5,104,575

PORTFOLIO OF INVESTMENTS
ING Pioneer Mid Cap Value Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Home Furnishings: 1.0%
212,700	L	Harman International Industries, Inc.	$9,260,958
			9,260,958
		Household Products/Wares: 2.0%
283,500		Avery Dennison Corp.	13,962,375
60,796		Fortune Brands, Inc.	4,225,322
			18,187,697
		Insurance: 8.6%
428,111		AON Corp.	17,210,062
141,800		Lincoln National Corp.	7,373,600
858,041		Progressive Corp.	13,788,719
232,918	@@, L	RenaissanceRe Holdings Ltd.	12,090,773
1,322,602		UnumProvident Corp.	29,110,470
			79,573,624
		Media: 2.5%
285,300		CBS Corp. - Class B	6,299,424
243,068	@	Viacom - Class B	9,630,354
243,100	L	Walt Disney Co.	7,628,478
			23,558,256
		Mining: 2.7%
121,586		Freeport-McMoRan Copper & Gold, Inc.	11,699,005
293,703	L	Newmont Mining Corp.	13,304,746
			25,003,751
		Miscellaneous Manufacturing: 0.6%
144,757		Crane Co.	5,840,945
			5,840,945
		Office/Business Equipment: 2.3%
163,900		Pitney Bowes, Inc.	5,739,778
1,020,397		Xerox Corp.	15,275,343
			21,015,121
		Oil & Gas: 6.3%
192,474		Hess Corp.	16,972,357
201,950	L	Marathon Oil Corp.	9,208,920
344,399		Questar Corp.	19,479,207
418,875		Tesoro Petroleum Corp.	12,566,250
			58,226,734
		Oil & Gas Services: 0.5%
69,633	@, L	Weatherford International Ltd.	5,046,304
			5,046,304
		Packaging & Containers: 2.1%
415,269	L	Ball Corp.	19,077,458
			19,077,458
		Pharmaceuticals: 4.5%
335,700	@	Barr Pharmaceuticals, Inc.	16,217,667
1,022,311		Omnicare, Inc.	18,565,168
486,200		Schering-Plough Corp.	7,006,142
			41,788,977
		Pipelines: 1.6%
877,800		El Paso Corp.	14,606,592
			14,606,592
		Retail: 2.5%
647,268		Gap, Inc.	12,738,234
133,035		JC Penney Co., Inc.	5,016,750
50,787	@, L	Sears Holding Corp.	5,184,845
			22,939,829
		Savings & Loans: 1.5%
207,215		Hudson City Bancorp., Inc.	3,663,561
567,400		People’s United Financial, Inc.	9,821,694
			13,485,255
		Semiconductors: 2.2%
476,000		Applied Materials, Inc.	9,286,760
737,000	@, @@	Infineon Technologies AG ADR	5,173,740
327,969		National Semiconductor Corp.	6,008,392
			20,468,892
		Transportation: 1.2%
202,525	L	CSX Corp.	11,355,577
			11,355,577
		Total Common Stock
		(Cost $918,410,438)	852,553,068
REAL ESTATE INVESTMENT TRUSTS: 3.6%
		Mortgage: 1.3%
810,261		Annaly Capital Management, Inc.	12,413,199
			12,413,199
		Office Property: 0.5%
50,900		Boston Properties, Inc.	4,686,363
			4,686,363
		Storage: 0.9%
91,200		Public Storage, Inc.	8,082,144
			8,082,144
		Warehouse/Industrial: 0.9%
142,400		Prologis	8,381,664
			8,381,664
		Total Real Estate Investment Trusts
		(Cost $31,951,654)	33,563,370
		Total Long-Term Investments
		(Cost $950,362,092)	886,116,438

PORTFOLIO OF INVESTMENTS
ING Pioneer Mid Cap Value Portfolio	as of March 31, 2008 (Unaudited) (continued)

Principal Amount				Value
SHORT-TERM INVESTMENTS: 14.5%
		U.S. Government Agency Obligations: 5.2%
$48,196,000	L, Z	Federal Home Loan Bank, 1.300%, due 04/01/08		$48,194,260
		Total U.S. Government Agency Obligations
		(Cost $48,194,260)		48,194,260

		Securities Lending Collateral(cc): 9.3%
85,356,000		Bank of New York Mellon Corp. Institutional Cash Reserves		85,356,000
		Total Securities Lending Collateral
		(Cost $85,356,000)		85,356,000
		Total Short-Term Investments
		(Cost $133,550,260)		133,550,260
		Total Investments in Securities
		(Cost $1,083,912,352)*	110.3%	$1,019,666,698
		Other Assets and Liabilities - Net	(10.3)	(94,900,684)
		Net Assets	100.0%	$924,766,014

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2008.
	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
	*	Cost for federal income tax purposes is $1,086,294,600.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$41,468,651
		Gross Unrealized Depreciation		(108,096,553)
		Net Unrealized Depreciation		$(66,627,902)

PORTFOLIO OF INVESTMENTS
ING Pioneer Mid Cap Value Portfolio	as of March 31, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolios own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolios investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$880,942,698	$—
Level 2- Other Significant Observable Inputs	53,368,000	—
Level 3- Significant Unobservable Inputs	—	—
Total	$934,310,698	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of March 31, 2008, were as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 12/31/07	$—	$—
Net purchases (sales)	—	—
Total realized and unrealized gain (loss)	—	—
Transfers in and/or out of Level 3	—	—
Balance at 03/31/08	$—	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

PORTFOLIO OF INVESTMENTS
ING Stock Index Portfolio	as of March 31, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 97.1%
		Advertising: 0.2%
18,925	@, L	Interpublic Group of Cos., Inc.	$159,159
12,862		Omnicom Group	568,243
			727,402
		Aerospace/Defense: 2.3%
30,782		Boeing Co.	2,289,257
16,151		General Dynamics Corp.	1,346,509
5,019		Goodrich Corp.	288,643
4,890		L-3 Communications Holdings, Inc.	534,673
13,757		Lockheed Martin Corp.	1,366,070
13,590		Northrop Grumman Corp.	1,057,438
17,137		Raytheon Co.	1,107,222
6,548		Rockwell Collins, Inc.	374,218
39,486		United Technologies Corp.	2,717,427
			11,081,457
		Agriculture: 1.7%
84,792		Altria Group, Inc.	1,882,382
25,880		Archer-Daniels-Midland Co.	1,065,221
84,792	@	Philip Morris International, Inc.	4,288,779
6,872	L	Reynolds American, Inc.	405,654
6,036	L	UST, Inc.	329,083
			7,971,119
		Airlines: 0.1%
29,552		Southwest Airlines Co.	366,445
			366,445
		Apparel: 0.3%
15,370		Nike, Inc.	1,045,160
3,551		VF Corp.	275,238
			1,320,398
		Auto Manufacturers: 0.3%
88,818	@, L	Ford Motor Co.	508,039
22,781	L	General Motors Corp.	433,978
14,799	L	Paccar, Inc.	665,955
			1,607,972
		Auto Parts & Equipment: 0.2%
9,662	@, L	Goodyear Tire & Rubber Co.	249,280
23,846		Johnson Controls, Inc.	805,995
			1,055,275
		Banks: 5.2%
178,689		Bank of America Corp.	6,774,100
45,962		Bank of New York Mellon Corp.	1,917,994
21,943	L	BB&T Corp.	703,493
14,956	L	Capital One Financial Corp.	736,134
6,089	L	Comerica, Inc.	213,602
21,439		Fifth Third Bancorp.	448,504
5,119	L	First Horizon National Corp.	71,717
14,762	L	Huntington Bancshares, Inc.	158,692
16,052		Keycorp.	352,341
3,106		M&T Bank Corp.	249,971
10,540	L	Marshall & Ilsley Corp.	244,528
25,500	L	National City Corp.	253,725
7,723		Northern Trust Corp.	513,348
13,758	L	PNC Financial Services Group, Inc.	902,112
27,854	L	Regions Financial Corp.	550,117
15,569		State Street Corp.	1,229,951
14,100		SunTrust Bank	777,474
69,593		US Bancorp.	2,252,029
79,751	L	Wachovia Corp.	2,153,277
132,582		Wells Fargo & Co.	3,858,136
4,288	L	Zions Bancorp.	195,318
			24,556,563
		Beverages: 2.5%
28,800		Anheuser-Busch Cos., Inc.	1,366,560
3,435	L	Brown-Forman Corp.	227,466
80,447		Coca-Cola Co.	4,896,809
11,612	L	Coca-Cola Enterprises, Inc.	281,010
7,765	@	Constellation Brands, Inc.	137,208
5,486	L	Molson Coors Brewing Co.	288,399
5,497		Pepsi Bottling Group, Inc.	186,403
64,419		PepsiCo, Inc.	4,651,052
			12,034,907
		Biotechnology: 1.0%
43,759	@	Amgen, Inc.	1,828,251
11,970	@	Biogen Idec, Inc.	738,429
17,460	@	Celgene Corp.	1,070,123
10,786	@	Genzyme Corp.	803,988
2,199	@, L	Millipore Corp.	148,235
			4,589,026

PORTFOLIO OF INVESTMENTS
ING Stock Index Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Building Materials: 0.1%
14,684	L	Masco Corp.	$291,184
6,967		Trane, Inc.	319,785
			610,969
		Chemicals: 2.0%
8,615		Air Products & Chemicals, Inc.	792,580
2,259		Ashland, Inc.	106,851
37,778		Dow Chemical Co.	1,392,119
3,213		Eastman Chemical Co.	200,652
7,100		Ecolab, Inc.	308,353
36,143		EI Du Pont de Nemours & Co.	1,690,047
4,576		Hercules, Inc.	83,695
3,243		International Flavors & Fragrances, Inc.	142,854
22,059		Monsanto Co.	2,459,579
6,574		PPG Industries, Inc.	397,793
12,638		Praxair, Inc.	1,064,499
5,000	L	Rohm & Haas Co.	270,400
4,061		Sherwin-Williams Co.	207,273
5,194	L	Sigma-Aldrich Corp.	309,822
			9,426,517
		Coal: 0.2%
7,295	L	Consol Energy, Inc.	504,741
10,920	L	Peabody Energy Corp.	556,920
			1,061,661
		Commercial Services: 0.9%
5,526	@	Apollo Group, Inc. - Class A	238,723
21,046		Automatic Data Processing, Inc.	892,140
5,127	@	Convergys Corp.	77,213
5,206	L	Equifax, Inc.	179,503
13,118	L	H&R Block, Inc.	272,330
11,606		McKesson Corp.	607,806
5,050	@, L	Monster Worldwide, Inc.	122,261
8,239	L	Moody’s Corp.	286,964
13,000	L	Paychex, Inc.	445,380
6,349		Robert Half International, Inc.	163,423
8,687		RR Donnelley & Sons Co.	263,303
8,000		Total System Services, Inc.	189,280
30,191		Western Union Co.	642,163
			4,380,489
		Computers: 4.6%
3,847	@	Affiliated Computer Services, Inc.	192,773
35,369	@	Apple, Inc.	5,075,452
11,600	@	Cognizant Technology Solutions Corp.	334,428
6,579	@	Computer Sciences Corp.	268,357
90,116	@	Dell, Inc.	1,795,111
20,515		Electronic Data Systems Corp.	341,575
84,472	@, L	EMC Corp.	1,211,328
99,184		Hewlett-Packard Co.	4,528,741
55,655		International Business Machines Corp.	6,408,117
3,821	@	Lexmark International, Inc.	117,381
13,826	@, L	NetApp, Inc.	277,211
9,225	@, L	Sandisk Corp.	208,208
31,936	@	Sun Microsystems, Inc.	495,966
7,200	@	Teradata Corp.	158,832
14,259	@	Unisys Corp.	63,167
			21,476,647
		Cosmetics/Personal Care: 2.4%
17,203		Avon Products, Inc.	680,207
20,475		Colgate-Palmolive Co.	1,595,207
4,585	L	Estee Lauder Cos., Inc.	210,222
123,827		Procter & Gamble Co.	8,676,558
			11,162,194
		Distribution/Wholesale: 0.1%
6,667		Genuine Parts Co.	268,147
2,750		WW Grainger, Inc.	210,073
			478,220
		Diversified Financial Services: 5.7%
46,474		American Express Co.	2,031,843
9,158		Ameriprise Financial, Inc.	474,842
4,712	L	Bear Stearns Cos., Inc.	49,429
37,743		Charles Schwab Corp.	710,701
7,685		CIT Group, Inc.	91,067
209,401		Citigroup, Inc.	4,485,369
2,170	L	CME Group, Inc.	1,017,947
23,411	L	Countrywide Financial Corp.	128,761
19,288		Discover Financial Services	315,745
18,607	@, L	E*Trade Financial Corp.	71,823
39,402		Fannie Mae	1,037,061
3,479		Federated Investors, Inc.	136,238
6,319		Franklin Resources, Inc.	612,880
26,026	L	Freddie Mac	658,978
15,903		Goldman Sachs Group, Inc.	2,630,197

PORTFOLIO OF INVESTMENTS
ING Stock Index Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Diversified Financial Services (continued)
2,800	@, L	IntercontinentalExchange, Inc.	$365,400
5,932	L	Janus Capital Group, Inc.	138,038
136,646		JPMorgan Chase & Co.	5,868,946
5,445		Legg Mason, Inc.	304,811
21,312	L	Lehman Brothers Holdings, Inc.	802,184
39,074		Merrill Lynch & Co., Inc.	1,591,875
44,476		Morgan Stanley	2,032,553
10,700		Nyse Euronext	660,297
18,763	@, L	SLM Corp.	288,012
10,610	L	T. Rowe Price Group, Inc.	530,500
			27,035,497
		Electric: 3.3%
26,963	@, L	AES Corp.	449,473
6,776		Allegheny Energy, Inc.	342,188
8,409	L	Ameren Corp.	370,332
16,073		American Electric Power Co., Inc.	669,119
13,211		Centerpoint Energy, Inc.	188,521
9,097	L	CMS Energy Corp.	123,173
10,900	L	Consolidated Edison, Inc.	432,730
7,137		Constellation Energy Group, Inc.	629,983
23,170		Dominion Resources, Inc.	946,263
6,569	L	DTE Energy Co.	255,468
50,843		Duke Energy Corp.	907,548
19,924	@, L	Dynegy, Inc. - Class A	157,200
13,102		Edison International	642,260
7,686		Entergy Corp.	838,389
26,648	L	Exelon Corp.	2,165,683
12,221		FirstEnergy Corp.	838,605
16,386		FPL Group, Inc.	1,028,058
3,094		Integrys Energy Group, Inc.	144,304
8,100		Pepco Holdings, Inc.	200,232
14,333		PG&E Corp.	527,741
4,091	L	Pinnacle West Capital Corp.	143,512
14,993		PPL Corp.	688,479
10,511	L	Progress Energy, Inc.	438,309
20,420		Public Service Enterprise Group, Inc.	820,680
30,756	L	Southern Co.	1,095,221
8,471	L	TECO Energy, Inc.	135,112
17,237		Xcel Energy, Inc.	343,878
			15,522,461
		Electrical Components & Equipment: 0.4%
31,693		Emerson Electric Co.	1,630,922
5,670		Molex, Inc.	131,317
			1,762,239
		Electronics: 0.6%
14,722	@	Agilent Technologies, Inc.	439,157
6,763		Applera Corp. - Applied Biosystems Group	222,232
8,335		Jabil Circuit, Inc.	78,849
4,719		PerkinElmer, Inc.	114,436
16,803	@, L	Thermo Electron Corp.	955,083
19,575	@@	Tyco Electronics Ltd.	671,814
3,991	@	Waters Corp.	222,299
			2,703,870
		Engineering & Construction: 0.2%
3,609	L	Fluor Corp.	509,446
4,900	@, L	Jacobs Engineering Group, Inc.	360,591
			870,037
		Entertainment: 0.1%
12,630		International Game Technology	507,852
			507,852
		Environmental Control: 0.2%
13,582	@	Allied Waste Industries, Inc.	146,821
19,886		Waste Management, Inc.	667,374
			814,195
		Food: 1.8%
8,900		Campbell Soup Co.	302,155
19,601		ConAgra Foods, Inc.	469,444
6,120	@	Dean Foods Co.	122,951
13,557		General Mills, Inc.	811,793
6,804	L	Hershey Co.	256,307
12,681		HJ Heinz Co.	595,627
10,480	L	Kellogg Co.	550,829
61,700		Kraft Foods, Inc.	1,913,317
27,092	L	Kroger Co.	688,137
5,168		McCormick & Co., Inc.	191,061
17,706		Safeway, Inc.	519,671
28,684		Sara Lee Corp.	401,002
24,254		Sysco Corp.	703,851
11,020		Tyson Foods, Inc.	175,769
5,600	L	Whole Foods Market, Inc.	184,632
8,681		WM Wrigley Jr. Co.	545,514
			8,432,060

PORTFOLIO OF INVESTMENTS
ING Stock Index Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Forest Products & Paper: 0.3%
17,222	L	International Paper Co.	$468,438
6,968		MeadWestvaco Corp.	189,669
8,380		Weyerhaeuser Co.	545,035
			1,203,142
		Gas: 0.2%
1,823	L	Nicor, Inc.	61,089
11,026		NiSource, Inc.	190,088
10,467		Sempra Energy	557,682
			808,859
		Hand/Machine Tools: 0.1%
2,492		Black & Decker Corp.	164,721
2,349		Snap-On, Inc.	119,447
3,107		Stanley Works	147,955
			432,123
		Healthcare - Products: 3.4%
25,536		Baxter International, Inc.	1,476,492
9,787		Becton Dickinson & Co.	840,214
53,992	@	Boston Scientific Corp.	694,877
20,075	@@	Covidien Ltd.	888,319
4,021		CR Bard, Inc.	387,624
113,920		Johnson & Johnson	7,389,990
45,223		Medtronic, Inc.	2,187,437
5,185	@, L	Patterson Cos., Inc.	188,216
13,851	@	St. Jude Medical, Inc.	598,225
9,633		Stryker Corp.	626,627
5,100	@, L	Varian Medical Systems, Inc.	238,884
9,343	@	Zimmer Holdings, Inc.	727,446
			16,244,351
		Healthcare - Services: 1.0%
19,964		Aetna, Inc.	840,285
6,175	@	Coventry Health Care, Inc.	249,161
6,868	@	Humana, Inc.	308,098
4,460	@, L	Laboratory Corp. of America Holdings	328,613
6,361		Quest Diagnostics	287,962
19,103	@, L	Tenet Healthcare Corp.	108,123
50,349		UnitedHealth Group, Inc.	1,729,992
21,779	@	WellPoint, Inc.	961,107
			4,813,341
		Holding Companies - Diversified: 0.1%
6,800	L	Leucadia National Corp.	307,496
			307,496
		Home Builders: 0.1%
4,947	L	Centex Corp.	119,767
11,015	L	D.R. Horton, Inc.	173,486
3,062	L	KB Home	75,723
5,575	L	Lennar Corp.	104,866
8,594		Pulte Homes, Inc.	125,043
			598,885
		Home Furnishings: 0.1%
2,460	L	Harman International Industries, Inc.	107,108
3,056	L	Whirlpool Corp.	265,200
			372,308
		Household Products/Wares: 0.4%
4,333	L	Avery Dennison Corp.	213,400
5,627		Clorox Co.	318,713
6,228		Fortune Brands, Inc.	432,846
16,937		Kimberly-Clark Corp.	1,093,283
			2,058,242
		Housewares: 0.0%
11,153		Newell Rubbermaid, Inc.	255,069
			255,069
		Insurance: 4.1%
13,281	@@	ACE Ltd.	731,252
19,091		Aflac, Inc.	1,239,960
22,503		Allstate Corp.	1,081,494
11,566	L	AMBAC Financial Group, Inc.	66,505
101,496		American International Group, Inc.	4,389,702
12,292		AON Corp.	494,138
3,800		Assurant, Inc.	231,268
14,887		Chubb Corp.	736,609
11,268		Cigna Corp.	457,143
6,629		Cincinnati Financial Corp.	252,167
17,440		Genworth Financial, Inc.	394,842
12,654	L	Hartford Financial Services Group, Inc.	958,794
10,679		Lincoln National Corp.	555,308
17,701		Loews Corp.	711,934
20,998		Marsh & McLennan Cos., Inc.	511,301
8,449	L	MBIA, Inc.	103,247
28,506	L	Metlife, Inc.	1,717,772
3,322	L	MGIC Investment Corp.	34,981
10,416	L	Principal Financial Group, Inc.	580,380
27,241	L	Progressive Corp.	437,763
17,978		Prudential Financial, Inc.	1,406,779

PORTFOLIO OF INVESTMENTS
ING Stock Index Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Insurance (continued)
3,579		Safeco Corp.	$157,047
3,679		Torchmark Corp.	221,145
24,943		Travelers Cos., Inc.	1,193,523
13,927		UnumProvident Corp.	306,533
7,199	@@, L	XL Capital Ltd.	212,730
			19,184,317
		Internet: 2.0%
6,700	@, L	Akamai Technologies, Inc.	188,672
12,385	@, L	Amazon.com, Inc.	883,051
44,907	@	eBay, Inc.	1,340,025
8,400	@, L	Expedia, Inc.	183,876
9,295	@	Google, Inc. - Class A	4,094,169
7,270	@, L	IAC/InterActiveCorp.	150,925
34,065	@	Symantec Corp.	566,160
8,600	@, L	VeriSign, Inc.	285,864
53,773	@, L	Yahoo!, Inc.	1,555,653
			9,248,395
		Investment Companies: 0.1%
7,800	L	American Capital Strategies Ltd.	266,448
			266,448
		Iron/Steel: 0.4%
4,100	L	Allegheny Technologies, Inc.	292,576
11,597		Nucor Corp.	785,581
4,746		United States Steel Corp.	602,125
			1,680,282
		Leisure Time: 0.2%
3,480	L	Brunswick Corp.	55,576
17,515	L	Carnival Corp.	709,007
9,590	L	Harley-Davidson, Inc.	359,625
			1,124,208
		Lodging: 0.2%
12,142		Marriott International, Inc.	417,199
7,624	L	Starwood Hotels & Resorts Worldwide, Inc.	394,542
7,134		Wyndham Worldwide Corp.	147,531
			959,272
		Machinery - Construction & Mining: 0.5%
25,080		Caterpillar, Inc.	1,963,513
4,100	@	Terex Corp.	256,250
			2,219,763
		Machinery - Diversified: 0.5%
8,164		Cummins, Inc.	382,238
17,528		Deere & Co.	1,409,952
5,200	L	Manitowoc Co., Inc.	212,160
6,012		Rockwell Automation, Inc.	345,209
			2,349,559
		Media: 2.7%
27,350		CBS Corp. - Class B	603,888
19,992		Clear Channel Communications, Inc.	584,166
121,163		Comcast Corp. - Class A	2,343,292
28,620	@	DIRECTV Group, Inc.	709,490
3,585	L	EW Scripps Co.	150,606
9,223	L	Gannett Co., Inc.	267,928
12,997		McGraw-Hill Cos., Inc.	480,239
1,533		Meredith Corp.	58,637
5,814	L	New York Times Co.	109,768
92,525		News Corp. - Class A	1,734,844
143,853		Time Warner, Inc.	2,016,819
25,820	@	Viacom - Class B	1,022,988
75,749		Walt Disney Co.	2,377,004
220		Washington Post	145,530
			12,605,199
		Metal Fabricate/Hardware: 0.1%
5,600		Precision Castparts Corp.	571,648
			571,648
		Mining: 0.8%
32,758		Alcoa, Inc.	1,181,253
15,410		Freeport-McMoRan Copper & Gold, Inc.	1,482,750
18,268	L	Newmont Mining Corp.	827,540
4,000	L	Titanium Metals Corp.	60,200
4,400	L	Vulcan Materials Co.	292,160
			3,843,903
		Miscellaneous Manufacturing: 5.2%
28,462		3M Co.	2,252,767
7,090		Cooper Industries Ltd.	284,664
10,233		Danaher Corp.	778,015
7,733		Dover Corp.	323,085
11,580	L	Eastman Kodak Co.	204,619
5,895		Eaton Corp.	469,655
401,700		General Electric Co.	14,866,917
29,942		Honeywell International, Inc.	1,689,328
16,086		Illinois Tool Works, Inc.	775,828
10,935	@@, L	Ingersoll-Rand Co.	487,482
7,338		ITT Corp.	380,182

PORTFOLIO OF INVESTMENTS
ING Stock Index Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Miscellaneous Manufacturing (continued)
6,711	L	Leggett & Platt, Inc.	$102,343
4,952		Pall Corp.	173,667
6,745		Parker Hannifin Corp.	467,226
9,984		Textron, Inc.	553,313
19,475	@@	Tyco International Ltd.	857,874
			24,666,965
		Office/Business Equipment: 0.2%
8,454		Pitney Bowes, Inc.	296,059
36,902		Xerox Corp.	552,423
			848,482
		Oil & Gas: 10.1%
18,878		Anadarko Petroleum Corp.	1,189,880
13,411		Apache Corp.	1,620,317
18,400		Chesapeake Energy Corp.	849,160
83,585		Chevron Corp.	7,134,816
62,844		ConocoPhillips	4,789,341
17,899		Devon Energy Corp.	1,867,403
5,800		ENSCO International, Inc.	363,196
9,922		EOG Resources, Inc.	1,190,640
215,175	S	ExxonMobil Corp.	18,199,502
11,230	L	Hess Corp.	990,261
28,534		Marathon Oil Corp.	1,301,150
7,605		Murphy Oil Corp.	624,675
11,312	@, @@, L	Nabors Industries Ltd.	382,006
10,772	L	Noble Corp.	535,045
6,900		Noble Energy, Inc.	502,320
33,139		Occidental Petroleum Corp.	2,424,781
7,000	L	Questar Corp.	395,920
6,000		Range Resources Corp.	380,700
4,472	L	Rowan Cos., Inc.	184,157
4,688	L	Sunoco, Inc.	245,979
5,500	L	Tesoro Petroleum Corp.	165,000
21,506		Valero Energy Corp.	1,056,160
20,538		XTO Energy, Inc.	1,270,481
			47,662,890
		Oil & Gas Services: 2.4%
12,470		Baker Hughes, Inc.	854,195
11,820	L	BJ Services Co.	336,988
8,800	@, L	Cameron International Corp.	366,432
35,442	L	Halliburton Co.	1,393,934
14,400	@, L	National Oilwell Varco, Inc.	840,672
48,182		Schlumberger Ltd.	4,191,834
8,036	L	Smith International, Inc.	516,152
12,771	@	Transocean, Inc.	1,726,639
13,640	@	Weatherford International Ltd.	988,491
			11,215,337
		Packaging & Containers: 0.1%
3,946		Ball Corp.	181,279
4,026	L	Bemis Co.	102,381
5,261	@	Pactiv Corp.	137,891
6,460		Sealed Air Corp.	163,115
			584,666
		Pharmaceuticals: 5.5%
62,228		Abbott Laboratories	3,431,874
12,262	L	Allergan, Inc.	691,454
6,512		AmerisourceBergen Corp.	266,862
4,310	@	Barr Pharmaceuticals, Inc.	208,216
79,618		Bristol-Myers Squibb Co.	1,695,863
14,322		Cardinal Health, Inc.	752,048
39,793		Eli Lilly & Co.	2,052,921
10,206	@, L	Express Scripts, Inc.	656,450
12,504	@	Forest Laboratories, Inc.	500,285
37,400	@	Gilead Sciences, Inc.	1,927,222
6,416	@, L	Hospira, Inc.	274,412
9,900	@, L	King Pharmaceuticals, Inc.	86,130
21,088	@	Medco Health Solutions, Inc.	923,444
87,147		Merck & Co., Inc.	3,307,229
12,263	L	Mylan Laboratories	142,251
271,977		Pfizer, Inc.	5,692,479
65,230		Schering-Plough Corp.	939,964
4,178	@, L	Watson Pharmaceuticals, Inc.	122,499
53,841		Wyeth	2,248,400
			25,920,003
		Pipelines: 0.4%
28,204		El Paso Corp.	469,315
25,421		Spectra Energy Corp.	578,328
23,486	L	Williams Cos., Inc.	774,568
			1,822,211
		Real Estate: 0.0%
7,000	@, L	CB Richard Ellis Group, Inc.	151,480
			151,480

PORTFOLIO OF INVESTMENTS
ING Stock Index Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Retail: 5.5%
3,500	L	Abercrombie & Fitch Co.	$255,990
5,430	@, L	Autonation, Inc.	81,287
1,767	@, L	Autozone, Inc.	201,138
10,524	@, L	Bed Bath & Beyond, Inc.	310,458
14,155	L	Best Buy Co., Inc.	586,866
3,612	@, L	Big Lots, Inc.	80,548
14,115	@	Coach, Inc.	425,567
17,500		Costco Wholesale Corp.	1,136,975
57,647		CVS Caremark Corp.	2,335,280
5,769		Darden Restaurants, Inc.	187,781
2,312	L	Dillard’s, Inc.	39,790
5,643	L	Family Dollar Stores, Inc.	110,039
6,500	@, L	GameStop Corp.	336,115
18,312		Gap, Inc.	360,380
67,900	L	Home Depot, Inc.	1,899,163
8,922		JC Penney Co., Inc.	336,449
3,491		Jones Apparel Group, Inc.	46,849
12,653	@	Kohl’s Corp.	542,687
12,538	L	Limited Brands, Inc.	214,400
4,013	L	Liz Claiborne, Inc.	72,836
58,852		Lowe’s Cos., Inc.	1,350,065
17,459		Macy’s, Inc.	402,605
46,356		McDonald’s Corp.	2,585,274
7,169	L	Nordstrom, Inc.	233,709
10,954	@, L	Office Depot, Inc.	121,042
3,089		OfficeMax, Inc.	59,123
2,400		Polo Ralph Lauren Corp.	139,896
5,243	L	RadioShack Corp.	85,199
2,982	@, L	Sears Holding Corp.	304,432
28,219	L	Staples, Inc.	623,922
29,351	@	Starbucks Corp.	513,643
8,533		Supervalu, Inc.	255,819
32,949		Target Corp.	1,669,855
5,068	L	Tiffany & Co.	212,045
17,605		TJX Cos., Inc.	582,197
39,867	L	Walgreen Co.	1,518,534
95,073		Wal-Mart Stores, Inc.	5,008,446
3,472	L	Wendy’s International, Inc.	80,064
19,110		Yum! Brands, Inc.	711,083
			26,017,551
		Savings & Loans: 0.2%
20,900		Hudson City Bancorp., Inc.	369,512
14,538	L	Sovereign Bancorp., Inc.	135,494
35,488	L	Washington Mutual, Inc.	365,526
			870,532
		Semiconductors: 2.4%
24,362	@, L	Advanced Micro Devices, Inc.	143,492
12,360	L	Altera Corp.	227,795
11,826		Analog Devices, Inc.	349,104
54,443		Applied Materials, Inc.	1,062,183
18,786	@	Broadcom Corp.	362,006
232,832		Intel Corp.	4,931,382
7,194	L	KLA-Tencor Corp.	266,897
8,876	L	Linear Technology Corp.	272,404
26,565	@, L	LSI Logic Corp.	131,497
9,200	@, L	MEMC Electronic Materials, Inc.	652,280
7,600	L	Microchip Technology, Inc.	248,748
30,615	@, L	Micron Technology, Inc.	182,772
9,082		National Semiconductor Corp.	166,382
4,099	@, L	Novellus Systems, Inc.	86,284
22,313	@	Nvidia Corp.	441,574
5,384	@, L	QLogic Corp.	82,644
7,042	@	Teradyne, Inc.	87,462
53,360		Texas Instruments, Inc.	1,508,487
11,547	L	Xilinx, Inc.	274,241
			11,477,634
		Software: 3.4%
22,851	@, L	Adobe Systems, Inc.	813,267
9,302	@	Autodesk, Inc.	292,827
7,778	@	BMC Software, Inc.	252,941
15,684		CA, Inc.	352,890
7,411	@	Citrix Systems, Inc.	217,365
11,041	@, L	Compuware Corp.	81,041
12,793	@	Electronic Arts, Inc.	638,627
6,900		Fidelity National Information Services, Inc.	263,166
6,658	@, L	Fiserv, Inc.	320,183
7,409		IMS Health, Inc.	155,663
13,226	@, L	Intuit, Inc.	357,234
322,002		Microsoft Corp.	9,138,412
14,190	@, L	Novell, Inc.	89,255
159,104	@	Oracle Corp.	3,112,074
			16,084,945

PORTFOLIO OF INVESTMENTS
ING Stock Index Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Telecommunications: 5.9%
16,300	@, L	American Tower Corp.	$639,123
242,827		AT&T, Inc.	9,300,274
4,335		CenturyTel, Inc.	144,095
3,454	@, L	Ciena Corp.	106,487
239,768	@	Cisco Systems, Inc.	5,776,011
13,195		Citizens Communications Co.	138,416
63,336		Corning, Inc.	1,522,597
6,167		Embarq Corp.	247,297
9,087	@, L	JDS Uniphase Corp.	121,675
21,085	@, L	Juniper Networks, Inc.	527,125
90,690	L	Motorola, Inc.	843,417
64,852		Qualcomm, Inc.	2,658,932
61,892	L	Qwest Communications International, Inc.	280,371
114,584		Sprint Nextel Corp.	766,567
16,605	@, L	Tellabs, Inc.	90,497
115,536		Verizon Communications, Inc.	4,211,287
18,290		Windstream Corp.	218,566
			27,592,737
		Textiles: 0.0%
5,216	L	Cintas Corp.	148,865
			148,865
		Toys/Games/Hobbies: 0.1%
5,723		Hasbro, Inc.	159,672
14,500		Mattel, Inc.	288,550
			448,222
		Transportation: 2.0%
11,893	L	Burlington Northern Santa Fe Corp.	1,096,772
6,900	L	CH Robinson Worldwide, Inc.	375,360
16,192		CSX Corp.	907,885
8,600	L	Expeditors International Washington, Inc.	388,548
12,435		FedEx Corp.	1,152,351
15,114		Norfolk Southern Corp.	820,992
2,337	L	Ryder System, Inc.	142,347
10,499		Union Pacific Corp.	1,316,365
41,576	L	United Parcel Service, Inc. - Class B	3,035,880
			9,236,500
		Total Common Stock
		(Cost $426,905,509)	457,451,302
REAL ESTATE INVESTMENT TRUSTS: 1.2%
		Apartments: 0.2%
3,682	L	Apartment Investment & Management Co.	131,852
3,100		AvalonBay Communities, Inc.	299,212
10,847		Equity Residential	450,042
			881,106
		Diversified: 0.1%
5,475	L	Vornado Realty Trust	472,000
			472,000
		Forest Products & Paper: 0.1%
6,915	L	Plum Creek Timber Co., Inc.	281,441
			281,441
		Health Care: 0.1%
8,400		HCP, Inc.	284,004
			284,004
		Hotels: 0.1%
21,100		Host Hotels & Resorts, Inc.	335,912
			335,912
		Office Property: 0.1%
4,795		Boston Properties, Inc.	441,476
			441,476
		Regional Malls: 0.2%
9,800	L	General Growth Properties, Inc.	374,066
9,011	L	Simon Property Group, Inc.	837,212
			1,211,278
		Shopping Centers: 0.1%
4,800	L	Developers Diversified Realty Corp.	201,024
10,155	L	Kimco Realty Corp.	397,771
			598,795
		Storage: 0.1%
5,035	L	Public Storage, Inc.	446,202
			446,202
		Warehouse/Industrial: 0.1%
10,415	L	Prologis	613,027
			613,027
		Total Real Estate Investment Trusts
		(Cost $5,568,816)	5,565,241
		Total Long-Term Investments
		(Cost $432,474,325)	463,016,543
SHORT-TERM INVESTMENTS: 15.0%
		Mutual Fund: 1.0%
4,600,000	**	ING Institutional Prime Money Market Fund	4,600,000
		Total Mutual Fund
		(Cost $4,600,000)	4,600,000

PORTFOLIO OF INVESTMENTS
ING Stock Index Portfolio	as of March 31, 2008 (Unaudited) (continued)

Principal Amount				Value
		Repurchase Agreement: 0.5%
$2,562,000		Goldman Sachs Repurchase Agreement dated 03/31/08, 2.250%, due 04/01/08, $2,562,160 to be received upon repurchase (Collateralized by $2,579,000 Federal Home Loan Mortgage Corporation, 5.000%, Market Value plus accrued interest $2,613,387, due 09/16/08)		$2,562,000
		Total Repurchase Agreement
		(Cost $2,562,000)		2,562,000

		Securities Lending Collateral(cc): 13.5%
63,526,000		Bank of New York Mellon Corp. Institutional Cash Reserves		63,526,000
		Total Securities Lending Collateral
		(Cost $63,526,000)		63,526,000
		Total Short-Term Investments
		(Cost $70,688,000)		70,688,000
		Total Investments in Securities
		(Cost $503,162,325)*	113.3%	$533,704,543
		Other Assets and Liabilities - Net	(13.3)	(62,459,047)
		Net Assets	100.0%	$471,245,496

	@	Non-income producing security
	@@	Foreign Issuer
	cc	Securities purchased with cash collateral for securities loaned.
	S	All or a portion of this security is segregated for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2008.
	**	Investment in affiliate
	*	Cost for federal income tax purposes is $504,205,826.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$77,106,805
		Gross Unrealized Depreciation		(47,608,088)
		Net Unrealized Appreciation		$29,498,717

PORTFOLIO OF INVESTMENTS
ING Stock Index Portfolio	as of March 31, 2008 (Unaudited) (continued)

ING Stock Index Portfolio Open Futures Contracts on March 31, 2008

Contract Description	Number of Contracts	Notional Market Value ($)	Expiration Date	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P 500	25	8,275,000	06/19/08	$152,743
				$152,743

PORTFOLIO OF INVESTMENTS
ING Stock Index Portfolio	as of March 31, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolios own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolios investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$467,616,543	$152,743
Level 2- Other Significant Observable Inputs	2,562,000	—
Level 3- Significant Unobservable Inputs	—	—
Total	$470,178,543	$152,743

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of March 31, 2008, were as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 12/31/07	$—	$—
Net purchases (sales)	—	—
Total realized and unrealized gain (loss)	—	—
Transfers in and/or out of Level 3	—	—
Balance at 03/31/08	$—	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Capital Appreciation Portfolio	as of March 31, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 71.7%
		Airlines: 0.1%
232,900	L	Southwest Airlines Co.	$2,887,960
			2,887,960
		Auto Parts & Equipment: 1.4%
599,570	@, L	TRW Automotive Holdings Corp.	14,011,951
711,700		WABCO Holdings, Inc.	32,467,754
			46,479,705
		Banks: 1.1%
441,016	L	First Horizon National Corp.	6,178,634
586,090	L	SunTrust Bank	32,317,003
			38,495,637
		Beverages: 1.3%
928,000		Anheuser-Busch Cos., Inc.	44,033,600
			44,033,600
		Biotechnology: 0.4%
180,300	@, L	Millipore Corp.	12,154,023
			12,154,023
		Commercial Services: 3.0%
2,832,900	L	H&R Block, Inc.	58,811,004
1,881,100	L	Western Union Co.	40,010,997
			98,822,001
		Computers: 1.5%
2,473,700	@	Dell, Inc.	49,276,104
			49,276,104
		Cosmetics/Personal Care: 0.7%
358,300		Procter & Gamble Co.	25,106,081
			25,106,081
		Diversified Financial Services: 3.7%
385,100		Affiliated Managers Group, Inc.	16,198,269
796,800	L	Ameriprise Financial, Inc.	41,314,080
2,000	@@	Lazard Ltd.	76,400
768,100	L	Merrill Lynch & Co., Inc.	31,292,394
789,400		Morgan Stanley	36,075,580
			124,956,723
		Electric: 4.1%
873,400	L	Centerpoint Energy, Inc.	12,463,418
1,386,900	@, L	Dynegy, Inc. - Class A	10,942,641
55,700		Entergy Corp.	6,075,756
290,641	L	Great Plains Energy, Inc.	7,164,301
879,400		PG&E Corp.	32,379,508
755,800		PPL Corp.	34,706,336
121,100	@, L	Reliant Resources, Inc.	2,864,015
1,453,200		Xcel Energy, Inc.	28,991,340
			135,587,315
		Electronics: 2.4%
2,355,800	@@	Tyco Electronics Ltd.	80,851,056
			80,851,056
		Food: 2.2%
761,892		General Mills, Inc.	45,622,093
878,800		Kraft Foods, Inc.	27,251,588
			72,873,681
		Forest Products & Paper: 0.9%
1,149,300	L	International Paper Co.	31,260,960
			31,260,960
		Gas: 1.3%
828,342		Sempra Energy	44,134,062
			44,134,062
		Healthcare - Products: 2.4%
380,000		Baxter International, Inc.	21,971,600
1,304,400	@@	Covidien Ltd.	57,719,700
			79,691,300
		Household Products/Wares: 1.3%
132,000	L	Avery Dennison Corp.	6,501,000
524,400	L	Fortune Brands, Inc.	36,445,800
			42,946,800
		Housewares: 1.1%
1,601,200	L	Newell Rubbermaid, Inc.	36,619,444
			36,619,444
		Insurance: 4.5%
530,500	L	American International Group, Inc.	22,944,125
1,159,900		AON Corp.	46,627,980
1,527,170		Genworth Financial, Inc.	34,575,129
98,100	L	White Mountains Insurance Group Ltd.	47,088,000
			151,235,234
		Lodging: 0.6%
552,500		Marriott International, Inc.	18,983,900
			18,983,900

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Capital Appreciation Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Media: 5.1%
1,917,500	@, L	Cablevision Systems Corp.	$41,092,025
346,207	@, L	Dish Network Corp.	9,946,527
317,400	L	McGraw-Hill Cos., Inc.	11,727,930
1,140,700	@	Time Warner Cable, Inc.	28,494,686
5,777,800		Time Warner, Inc.	81,004,756
			172,265,924
		Miscellaneous Manufacturing: 10.0%
168,300		3M Co.	13,320,945
1,091,500	L	Danaher Corp.	82,986,745
2,625,100		General Electric Co.	97,154,941
230,100		Honeywell International, Inc.	12,982,242
977,600		Illinois Tool Works, Inc.	47,149,648
401,900	L	ITT Corp.	20,822,439
1,377,000	@@, L	Tyco International Ltd.	60,656,850
			335,073,810
		Oil & Gas: 6.5%
886,000	@, L	CNX Gas Corp.	28,600,080
1,093,300		ExxonMobil Corp.	92,471,314
496,200	L	Murphy Oil Corp.	40,757,868
465,400	L	Sunoco, Inc.	24,419,538
402,000	@@, L	Total SA ADR	29,752,020
			216,000,820
		Oil & Gas Services: 1.0%
1,214,400	L	BJ Services Co.	34,622,544
			34,622,544
		Pharmaceuticals: 3.5%
668,300		Cardinal Health, Inc.	35,092,433
36,100		Merck & Co., Inc.	1,369,995
2,192,900		Pfizer, Inc.	45,897,397
809,400		Wyeth	33,800,544
			116,160,369
		Real Estate: 0.5%
400,800	L	St. Joe Co.	17,206,344
			17,206,344
		Retail: 5.8%
486,300		CVS Caremark Corp.	19,700,013
639,900	L	Home Depot, Inc.	17,898,003
521,100	@, L	Kohl’s Corp.	22,349,979
2,094,000		Lowe’s Cos., Inc.	48,036,360
1,072,400	L	TJX Cos., Inc.	35,464,268
976,500		Wal-Mart Stores, Inc.	51,442,020
			194,890,643
		Semiconductors: 0.7%
979,600	L	Xilinx, Inc.	23,265,500
			23,265,500
		Software: 0.7%
773,200		Microsoft Corp.	21,943,416
			21,943,416
		Telecommunications: 3.9%
3,462,400	@@, L	Alcatel SA ADR	19,943,424
2,244,375		AT&T, Inc.	85,959,563
3,516,100	L	Sprint Nextel Corp.	23,522,709
			129,425,696
		Total Common Stock
		(Cost $2,443,661,059)	2,397,250,652
PREFERRED STOCK: 3.2%
		Banks: 0.3%
8,700		Bank of America Corp.	8,987,100
			8,987,100
		Diversified Financial Services: 0.5%
132,700	P	Citigroup, Inc.	6,286,663
152	I	Merrill Lynch & Co., Inc.	12,194,557
			18,481,220
		Electric: 0.5%
8,000	P	NRG Energy, Inc.	16,050,000
			16,050,000
		Housewares: 0.8%
604,300	P	Newell Financial Trust I	27,420,113
			27,420,113
		Insurance: 0.5%
307,200	@@	Aspen Insurance Holdings Ltd.	15,379,200
			15,379,200
		Sovereign: 0.3%
164	P	Fannie Mae	11,008,500
			11,008,500
		Telecommunications: 0.3%
86,700		Crown Castle International Corp.	4,866,038
8,215	P	Lucent Technologies Capital Trust I	5,935,338
			10,801,376
		Total Preferred Stock
		(Cost $111,126,047)	108,127,509

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Capital Appreciation Portfolio	as of March 31, 2008 (Unaudited) (continued)

Principal Amount			Value
CONVERTIBLE BONDS: 6.1%
		Biotechnology: 0.6%
$7,047,000	C	Invitrogen Corp., 3.250%, due 06/15/25	$7,751,700
11,155,000	C, L	Millipore Corp., 3.750%, due 06/01/26	11,475,706
			19,227,406
		Coal: 0.2%
6,195,000	C, L	Peabody Energy Corp., 4.750%, due 12/15/41	7,062,300
			7,062,300
		Electronics: 0.2%
3,575,000	#, I	Newport Corp., 2.500%, due 02/15/12	2,953,844
5,560,000		Newport Corp., 2.500%, due 02/15/12	4,593,950
			7,547,794
		Healthcare - Products: 0.3%
7,495,000	C	Henry Schein, Inc., 3.000%, due 08/15/34	10,183,831
			10,183,831
		Healthcare - Services: 0.3%
11,687,000	C, L	LifePoint Hospitals, Inc., 3.250%, due 08/15/25	9,583,340
			9,583,340
		Insurance: 0.2%
7,828,000	C,Z	USF&G Corp., 6.370% due 03/03/09	7,387,675
			7,387,675
		Media: 0.5%
21,926,000	C	Liberty Media Corp., 3.500%, due 01/15/31	15,430,423
			15,430,423
		Mining: 0.2%
2,741,000	#, I	Newmont Mining Corp., 1.250%, due 07/15/14	3,344,020
1,227,000	#, I	Newmont Mining Corp., 1.625%, due 07/15/17	1,504,609
			4,848,629
		Miscellaneous Manufacturing: 0.0%
630,000	C, L	Actuant Corp., 2.000%, due 11/15/23	991,463
			991,463
		Oil & Gas Services: 1.5%
15,662,000	C, L	Oil States International, Inc., 2.375%, due 07/01/25	24,628,495
6,843,000	@@, C, L	Schlumberger Ltd., 1.500%, due 06/01/23	16,465,969
4,217,000	@@, C	Schlumberger Ltd., 2.125%, due 06/01/23	9,314,299
			50,408,763
		Pharmaceuticals: 0.0%
753,000	C	IVAX Corp., 4.500%, due 05/15/08	784,246
			784,246
		Real Estate: 0.6%
6,775,000	#, C, I	General Growth Properties, Inc., 3.980%, due 04/15/27	5,386,125
1,350,000	#, I	Kilroy Realty L.P., 3.250%, due 04/15/12	1,122,188
13,949,000	C, L	UDR, Inc., 4.000%, due 12/15/35	14,559,269
			21,067,582
		Semiconductors: 0.9%
5,628,000	C, L	Linear Technology Corp., 3.000%, due 05/01/27	5,304,390
7,715,000	#, I, L	Microchip Technology, Inc., 2.125%, due 12/15/37	8,428,638
17,700,000	L	Xilinx, Inc., 3.125%, due 03/15/37	16,062,750
			29,795,778
		Telecommunications: 0.6%
9,850,000	C, L	Lucent Technologies, Inc., 2.875%, due 06/15/23	8,778,813
13,978,000	C, L	Lucent Technologies, Inc., 2.875%, due 06/15/25	10,798,005
			19,576,818
		Total Convertible Bonds
		(Cost $189,520,188)	203,896,048
CORPORATE BONDS/NOTES: 5.7%
		Aerospace/Defense: 0.2%
5,670,000	C	Litton Industries, Inc., 8.000%, due 10/15/09	6,101,204
			6,101,204
		Building Materials: 0.2%
537,415	I	Georgia-Pacific Corp., 6.580%, due 12/20/12	499,279
6,462,585		Georgia-Pacific Corp., 6.580%, due 12/20/12	6,003,987
			6,503,266
		Computers: 0.3%
9,080,000		Hewlett-Packard Co., 3.476%, due 09/03/09	9,091,822
			9,091,822
		Cosmetics/Personal Care: 0.1%
2,270,000	C	Avon Products, Inc., 7.150%, due 11/15/09	2,406,827
			2,406,827
		Diversified Financial Services: 0.4%
3,325,000		Ford Motor Credit Co., 7.160%, due 04/15/12	3,125,108
950,000		General Motors Acceptance Corp., 5.625%, due 05/15/09	865,960
4,535,000		IBM International Group Capital LLC, 3.646%, due 07/29/09	4,548,342
3,875,000	#, C, I	Teco Finance, Inc., 7.000%, due 05/01/12	4,196,404
			12,735,814

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Capital Appreciation Portfolio	as of March 31, 2008 (Unaudited) (continued)

Principal Amount			Value
		Electric: 0.6%
$7,460,000	C	Cincinnati Gas & Electric, 5.700%, due 09/15/12	$7,850,031
2,250,000	I	Energy Futures Holdings Corp., 6.560%, due 10/10/14	2,048,438
6,500,000		Energy Futures Holdings Corp., 6.560%, due 10/10/14	5,917,711
4,300,000	C	Southern Power Co., 6.250%, due 07/15/12	4,625,721
			20,441,901
		Entertainment: 0.0%
2,240,482	I	Cedar Fair LP, 5.122%, due 08/30/12	2,078,749
			2,078,749
		Environmental Control: 0.1%
3,975,000	C	Waste Management, Inc., 7.375%, due 08/01/10	4,189,908
			4,189,908
		Food: 0.3%
2,270,000	C	HJ Heinz Finance Co., 6.625%, due 07/15/11	2,417,089
4,085,000		Kraft Foods, Inc., 4.125%, due 11/12/09	4,094,236
2,270,000	C	Kroger Co., 6.800%, due 04/01/11	2,414,059
			8,925,384
		Household Products/Wares: 0.1%
2,275,000	C	Fortune Brands, Inc., 5.125%, due 01/15/11	2,279,095
			2,279,095
		Insurance: 0.1%
2,080,000	C	Marsh & McLennan Cos., Inc., 7.125%, due 06/15/09	2,117,989
			2,117,989
		Lodging: 0.2%
8,020,000	C	MGM Mirage, 6.000%, due 10/01/09	7,999,950
			7,999,950
		Media: 1.6%
650,000	C	Clear Channel Communications, Inc., 4.250%, due 05/15/09	630,669
2,300,000	C	Comcast Corp., 5.500%, due 03/15/11	2,319,012
2,743,003	I	CSC Holdings, Inc., 4.812%, due 05/02/14	2,570,246
13,287,000		CSC Holdings, Inc., 7.250%, due 07/15/08	13,320,218
17,185,000	C, W	Echostar DBS Corp., 5.750%, due 10/01/08	17,142,038
13,615,000		Time Warner, Inc., 3.300%, due 11/13/09	13,042,054
4,540,000		Viacom, Inc., 3.150%, due 06/16/09	4,450,517
			53,474,754
		Mining: 0.3%
12,225,000	C, L	Freeport-McMoRan Copper & Gold, Inc., 5.883%, due 04/01/15	12,041,625
			12,041,625
		Office/Business Equipment: 0.3%
10,150,000	C	Xerox Corp., 9.750%, due 01/15/09	10,547,839
			10,547,839
		Pharmaceuticals: 0.4%
13,296,000	C	Valeant Pharmaceuticals International, 4.000%, due 11/15/13	11,118,780
2,270,000	C	Wyeth, 6.950%, due 03/15/11	2,455,343
			13,574,123
		Pipelines: 0.2%
6,525,000	C	Williams Cos., Inc., 8.125%, due 03/15/12	7,161,188
			7,161,188
		Retail: 0.2%
956,000	+, C	Group 1 Automotive, Inc., 2.250%, due 06/15/36	614,230
375,000	C	Penske Auto Group, Inc., 7.750%, due 12/15/16	326,250
4,535,000		Wal-Mart Stores, Inc., 4.125%, due 07/01/10	4,664,175
			5,604,655
		Telecommunications: 0.1%
4,250,000	C	American Tower Corp., 7.125%, due 10/15/12	4,366,875
225,000	C	American Tower Corp., 7.500%, due 05/01/12	231,188
			4,598,063
		Total Corporate Bonds/Notes
		(Cost $191,025,713)	191,874,156

# of
Contracts			Value
POSITIONS IN PURCHASED OPTIONS: 0.0%
107		Call Option CBOE
		Automatic Data Processing, Inc.
		Strike @ 50 - Exp 01/16/10	$29,693
111		Call Option CBOE
		Danaher Corp.
		Strike @ 80 - Exp 01/16/10	117,660
114		Call Option CBOE
		International Paper Co.
		Strike @ 35 - Exp 01/16/10	18,810
345		Call Option CBOE
		Johnson & Johnson
		Strike @ 65 - Exp 01/16/10	210,450
212		Call Option CBOE
		Johnson & Johnson
		Strike @ 70 - Exp 01/16/10	92,220
42		Call Option CBOE
		Northrop Grumman Corp.
		Strike @ 80 - Exp 01/16/10	43,260

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Capital Appreciation Portfolio	as of March 31, 2008 (Unaudited) (continued)

# of
Contracts				Value
355		Call Option CBOE
		WellPoint Inc.
		Strike @ 50 - Exp 01/16/10		$269,800
		Total Positions in Purchased Options
		(Cost $797,325)		781,893
		Total Long-Term Investments
		(Cost $2,936,130,332)		2,901,930,258

Shares				Value
SHORT-TERM INVESTMENTS: 26.6%
		Mutual Fund: 14.0%
468,628,312		T. Rowe Price Reserve Investment Fund		$468,628,312
		Total Mutual Fund
		(Cost $468,628,312)		468,628,312

Principal Amount				Value

		Securities Lending Collateral(cc): 12.6%
$420,935,000		Bank of New York Mellon Corp. Institutional Cash Reserves		$420,935,000
		Total Securities Lending Collateral
		(Cost $420,935,000)		420,935,000
		Total Short-Term Investments
		(Cost $889,563,312)		889,563,312
		Total Investments in Securities
		(Cost $3,825,693,644)*	113.3%	$3,791,493,570
		Other Assets and Liabilities - Net	(13.3)	(446,206,393)
		Net Assets	100.0%	$3,345,287,177

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	+	Step-up basis bonds. Interest rates shown reflect current and next coupon rates.
	#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	C	Bond may be called prior to maturity date.
	P	Preferred Stock may be called prior to convertible date.
	cc	Securities purchased with cash collateral for securities loaned.
	W	When-issued or delayed delivery security
	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at March 31, 2008.
	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
	*	Cost for federal income tax purposes is $3,836,594,026.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$155,702,694
		Gross Unrealized Depreciation		(200,803,150)
		Net Unrealized Depreciation		$(45,100,456)

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Capital Appreciation Portfolio	as of March 31, 2008 (Unaudited) (continued)

ING T. Rowe Price Capital Appreciation Portfolio Written Options Open on March 31, 2008:

Options on Exchange-Traded Futures Contracts

Description/Name of Issuer	Strike	Expiration Date	# of Contracts	Premium Received	Value
Call Option CBOE
Wal-Mart Stores, Inc.	55	01/17/09	1,600	$667,791	$(644,000)
				$667,791	$(644,000)

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Capital Appreciation Portfolio	as of March 31, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolios own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolios investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$2,850,462,596	$(644,000)
Level 2- Other Significant Observable Inputs	518,973,786	—
Level 3- Significant Unobservable Inputs	1,122,188	—
Total	$3,370,558,570	$(644,000)

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of March 31, 2008, were as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 12/31/07	$—	$—
Net purchases (sales)	9,072	—
Total realized and unrealized gain (loss)	1,113,116	—
Transfers in and/or out of Level 3	—	—
Balance at 03/31/08	$1,122,188	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Equity Income Portfolio	as of March 31, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 94.7%
		Agriculture: 0.4%
105,200	L	UST, Inc.	$5,735,504
			5,735,504
		Airlines: 0.3%
332,500		Southwest Airlines Co.	4,123,000
			4,123,000
		Auto Manufacturers: 0.2%
505,200	@, L	Ford Motor Co.	2,889,744
			2,889,744
		Banks: 7.7%
54,300	@@	Allied Irish Banks PLC ADR	2,344,674
108,700		Bank of America Corp.	4,120,817
394,000	L	Bank of New York Mellon Corp.	16,441,620
224,000	L	Capital One Financial Corp.	11,025,280
435,500		Fifth Third Bancorp.	9,110,660
279,900	L	Keycorp.	6,143,805
222,800	L	National City Corp.	2,216,860
475,500	@@	Royal Bank of Scotland Group PLC	3,185,445
295,500		SunTrust Bank	16,293,870
544,300		US Bancorp.	17,613,548
404,400		Wells Fargo & Co.	11,768,040
			100,264,619
		Beverages: 1.0%
255,400		Anheuser-Busch Cos., Inc.	12,118,730
17,000		Coca-Cola Co.	1,034,790
			13,153,520
		Biotechnology: 0.8%
263,000	@	Amgen, Inc.	10,988,140
			10,988,140
		Building Materials: 1.3%
510,800	L	Masco Corp.	10,129,164
186,600	@, L	USG Corp.	6,870,612
			16,999,776
		Chemicals: 1.8%
278,400		EI Du Pont de Nemours & Co.	13,017,984
253,500		International Flavors & Fragrances, Inc.	11,166,675
			24,184,659
		Commercial Services: 0.9%
30,200		Automatic Data Processing, Inc.	1,280,178
510,600		H&R Block, Inc.	10,600,056
			11,880,234
		Computers: 1.5%
134,500	@, L	Computer Sciences Corp.	5,486,255
529,800	@	Dell, Inc.	10,553,616
231,400		Electronic Data Systems Corp.	3,852,810
			19,892,681
		Cosmetics/Personal Care: 2.2%
253,500	L	Avon Products, Inc.	10,023,390
75,100		Colgate-Palmolive Co.	5,851,041
180,300		Procter & Gamble Co.	12,633,621
			28,508,052
		Distribution/Wholesale: 0.5%
171,700		Genuine Parts Co.	6,905,774
			6,905,774
		Diversified Financial Services: 7.1%
362,066		Citigroup, Inc.	7,755,454
283,300	L	Countrywide Financial Corp.	1,558,150
513,200		Fannie Mae	13,507,424
793,144		JPMorgan Chase & Co.	34,065,535
155,500	L	Legg Mason, Inc.	8,704,890
311,000		Merrill Lynch & Co., Inc.	12,670,140
513,200	@, L	SLM Corp.	7,877,620
247,600	@@, L	UBS AG - New	7,130,880
			93,270,093
		Electric: 3.8%
443,500	L	Duke Energy Corp.	7,916,475
93,200		Entergy Corp.	10,166,256
121,300		FirstEnergy Corp.	8,323,606
142,900	L	Pinnacle West Capital Corp.	5,012,932
199,400	L	Progress Energy, Inc.	8,314,980
168,100	L	TECO Energy, Inc.	2,681,195
391,400		Xcel Energy, Inc.	7,808,430
			50,223,874
		Environmental Control: 0.6%
233,900		Waste Management, Inc.	7,849,684
			7,849,684

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Equity Income Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Food: 3.8%
128,200		Campbell Soup Co.	$4,352,390
215,800		General Mills, Inc.	12,922,104
466,600	L	Hershey Co.	17,576,822
278,400		Kraft Foods, Inc.	8,633,184
161,800	L	McCormick & Co., Inc.	5,981,746
			49,466,246
		Forest Products & Paper: 1.9%
628,493	L	International Paper Co.	17,095,010
278,400		MeadWestvaco Corp.	7,578,048
			24,673,058
		Gas: 0.8%
625,800	L	NiSource, Inc.	10,788,792
			10,788,792
		Hand/Machine Tools: 0.3%
63,600	L	Black & Decker Corp.	4,203,960
			4,203,960
		Healthcare - Products: 1.3%
254,000		Johnson & Johnson	16,476,980
			16,476,980
		Home Builders: 0.5%
380,700	L	D.R. Horton, Inc.	5,996,025
			5,996,025
		Home Furnishings: 0.8%
45,100	L	Harman International Industries, Inc.	1,963,654
93,300	L	Whirlpool Corp.	8,096,574
			10,060,228
		Household Products/Wares: 2.4%
238,300		Avery Dennison Corp.	11,736,275
155,500		Fortune Brands, Inc.	10,807,250
128,000		Kimberly-Clark Corp.	8,262,400
			30,805,925
		Housewares: 0.8%
464,100		Newell Rubbermaid, Inc.	10,613,967
			10,613,967
		Insurance: 5.3%
315,200	L	American International Group, Inc.	13,632,400
122,800		Chubb Corp.	6,076,144
224,300		Genworth Financial, Inc.	5,078,152
232,077		Lincoln National Corp.	12,068,004
715,400		Marsh & McLennan Cos., Inc.	17,419,990
365,900	L	Progressive Corp.	5,880,013
186,592		Travelers Cos., Inc.	8,928,427
			69,083,130
		Internet: 1.4%
163,300	@, L	eBay, Inc.	4,872,872
446,100	@	Yahoo!, Inc.	12,905,673
			17,778,545
		Leisure Time: 0.5%
186,600	L	Harley-Davidson, Inc.	6,997,500
			6,997,500
		Media: 5.7%
240,600	@, L	Cablevision Systems Corp.	5,156,058
373,300		CBS Corp. - Class B	8,242,464
202,200		Comcast Corp. – Class A	3,910,548
373,300	L	Gannett Co., Inc.	10,844,365
342,200		McGraw-Hill Cos., Inc.	12,644,290
491,300	L	New York Times Co.	9,275,744
931,300		Time Warner, Inc.	13,056,826
387,100		Walt Disney Co.	12,147,198
			75,277,493
		Mining: 1.2%
180,500		Alcoa, Inc.	6,508,830
135,700	L	Vulcan Materials Co.	9,010,480
			15,519,310
		Miscellaneous Manufacturing: 7.8%
216,300		3M Co.	17,120,145
139,200		Cooper Industries Ltd.	5,588,880
402,200	L	Eastman Kodak Co.	7,106,874
1,259,700		General Electric Co.	46,621,495
209,400		Honeywell International, Inc.	11,814,348
279,900		Illinois Tool Works, Inc.	13,499,577
			101,751,319
		Oil & Gas: 10.4%
225,800		Anadarko Petroleum Corp.	14,232,174
170,824	@@, L	BP PLC ADR	10,360,476
373,290		Chevron Corp.	31,864,034
373,224		ExxonMobil Corp.	31,567,286
139,200		Hess Corp.	12,274,656
185,600		Murphy Oil Corp.	15,245,184
309,400	@@	Royal Dutch Shell PLC ADR - Class A	21,342,412
			136,886,222
		Oil & Gas Services: 1.3%
252,700		BJ Services Co.	7,204,477
105,300		Schlumberger Ltd.	9,161,100
			16,365,577

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Equity Income Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares				Value
		Pharmaceuticals: 5.7%
150,400		Abbott Laboratories		$8,294,560
400,700		Bristol-Myers Squibb Co.		8,534,910
355,800		Eli Lilly & Co.		18,355,722
326,000		Merck & Co., Inc.		12,371,700
696,200		Pfizer, Inc.		14,571,466
295,500		Wyeth		12,340,080
				74,468,438
		Pipelines: 0.4%
247,550		Spectra Energy Corp.		5,631,763
				5,631,763
		Retail: 3.3%
356,100	@, L	Bed Bath & Beyond, Inc.		10,504,950
544,300	L	Home Depot, Inc.		15,224,071
60,700	L	Macy’s, Inc.		1,399,742
63,600	L	Tiffany & Co.		2,661,024
248,800		Wal-Mart Stores, Inc.		13,106,784
				42,896,571
		Semiconductors: 1.6%
324,900	L	Analog Devices, Inc.		9,591,048
257,200		Applied Materials, Inc.		5,017,972
316,500		Intel Corp.		6,703,470
				21,312,490
		Software: 1.3%
622,100		Microsoft Corp.		17,655,198
				17,655,198
		Telecommunications: 4.9%
808,700	@@, L	Alcatel SA ADR		4,658,112
755,503		AT&T, Inc.		28,935,765
60,300	@	Cisco Systems, Inc.		1,452,627
573,200	L	Motorola, Inc.		5,330,760
1,412,000	L	Qwest Communications International, Inc.		6,396,360
777,600		Sprint Nextel Corp.		5,202,144
324,950		Verizon Communications, Inc.		11,844,428
				63,820,196
		Toys/Games/Hobbies: 0.6%
404,400		Mattel, Inc.		8,047,560
				8,047,560
		Transportation: 0.6%
18,600		Union Pacific Corp.		2,332,068
66,400	L	United Parcel Service, Inc. - Class B		4,848,528
				7,180,596
		Total Common Stock
		(Cost $1,241,170,950)		1,240,626,443

PREFERRED STOCK: 0.4%
		Diversified Financial Services: 0.4%
60	I	Merrill Lynch & Co., Inc.		4,813,641

		Total Preferred Stock
		(Cost $6,000,000)		4,813,641

Principal Amount				Value
CONVERTIBLE BONDS: 0.1%
		Auto Manufacturers: 0.1%
$1,744,000	C	Ford Motor Co., 4.250%, due 12/15/36		$1,504,200

		Total Convertible Bonds
		(Cost $1,744,000)		1,504,200

		Total Long-Term Investments
		(Cost $1,248,914,950)		1,246,944,284

Shares				Value
SHORT-TERM INVESTMENTS: 20.7%
		Mutual Fund: 4.3%
56,898,927		T. Rowe Price Reserve Investment Fund		$56,898,928

		Total Mutual Fund
		(Cost $56,898,928)		56,898,928

Principal Amount				Value
		Securities Lending Collateral(cc): 16.4%
$214,991,000		Bank of New York Mellon Corp. Institutional Cash Reserves		$214,991,000
		Total Securities Lending Collateral
		(Cost $214,991,000)		214,991,000

		Total Short-Term Investments
		(Cost $271,889,928)		271,889,928

		Total Investments in Securities
		(Cost $1,520,804,878)*	115.9%	$1,518,834,212
		Other Assets and Liabilities - Net	(15.9)	(208,531,972)
		Net Assets	100.0%	$1,310,302,240

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
C	Bond may be called prior to maturity date.
cc	Securities purchased with cash collateral for securities loaned.
I	Illiquid security
L	Loaned security, a portion or all of the security is on loan at March 31, 2008.
*	Cost for federal income tax purposes is $1,527,121,905.
Net unrealized depreciation consists of:
	Gross Unrealized Appreciation	$149,928,736
	Gross Unrealized Depreciation	(158,216,429)
	Net Unrealized Depreciation	$(8,287,693)

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Equity Income Portfolio	as of March 31, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolios own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolios investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$1,295,180,697	$—
Level 2- Other Significant Observable Inputs	8,662,515	—
Level 3- Significant Unobservable Inputs	—	—
Total	$1,303,843,212	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of March 31, 2008, were as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 12/31/07	$—	$—
Net purchases (sales)	—	—
Total realized and unrealized gain (loss)	—	—
Transfers in and/or out of Level 3	—	—
Balance at 03/31/08	$—	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

PORTFOLIO OF INVESTMENTS
ING Templeton Global Growth Portfolio	as of March 31, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 93.1%
		Austria: 0.7%
200,000		Telekom Austria AG	$4,131,206
			4,131,206
		Bermuda: 5.5%
361,300	L	Accenture Ltd.	12,706,921
133,940		Covidien Ltd.	5,926,845
206,450		Tyco Electronics Ltd.	7,085,364
190,970	L	Tyco International Ltd.	8,412,229
			34,131,359
		Finland: 0.8%
150,000	L	Stora Enso OYJ (Euro Denominated Security)	1,734,601
200,000	L	UPM-Kymmene OYJ	3,557,990
			5,292,591
		France: 7.3%
35,000		Accor SA	2,555,435
209,520		France Telecom SA	7,038,937
80,000		Peugeot SA	6,208,747
123,870	L	Sanofi-Aventis	9,290,640
165,160		Total SA	12,235,763
206,450		Vivendi	8,075,559
			45,405,081
		Germany: 6.2%
128,970		Bayerische Motoren Werke AG	7,120,479
247,750		Deutsche Post AG	7,578,210
670,990	@	Infineon Technologies AG	4,720,128
9,580	L	Merck KGaA	1,189,413
15,000	L	Muenchener Rueckversicherungs AG	2,942,207
72,400		SAP AG	3,588,022
103,220		Siemens AG	11,282,403
			38,420,862
		Hong Kong: 0.8%
200,000		Cheung Kong Holdings Ltd.	2,879,373
200,000		Swire Pacific Ltd.	2,266,643
			5,146,016
		Ireland: 0.3%
49,130		CRH PLC	1,862,401
			1,862,401
		Italy: 4.2%
227,104		ENI S.p.A.	7,730,492
1,200,000		Intesa Sanpaolo S.p.A.	8,466,162
300,000		Mediaset S.p.A.	2,780,068
1,100,000		UniCredito Italiano S.p.A.	7,370,276
			26,346,998
		Japan: 4.4%
136,000		Fuji Photo Film Co., Ltd.	4,861,026
400,000		Konica Minolta Holdings, Inc.	5,503,098
457,100		Mitsubishi UFJ Financial Group, Inc.	3,998,631
91,000	L	NGK Spark Plug Co., Ltd.	1,190,992
151,900		NOK Corp.	3,128,490
900,000	L	Shinsei Bank Ltd.	2,972,347
450		Sumitomo Mitsui Financial Group, Inc.	2,989,267
58,200		Toyota Motor Corp.	2,940,719
			27,584,570
		Mexico: 0.3%
51,500	L	Telefonos de Mexico SA de CV ADR	1,936,400
			1,936,400
		Netherlands: 4.1%
180,650		Koninklijke Philips Electronics NV	6,915,275
38,000	L	Randstad Holdings NV	1,779,489
402,132		Reed Elsevier NV	7,688,915
273,550		Royal Dutch Shell PLC - Class B	9,214,905
			25,598,584
		Russia: 0.8%
94,100		OAO Gazprom ADR	4,795,239
			4,795,239
		Singapore: 1.5%
82,650	@, L	Flextronics International Ltd.	776,084
2,993,000		Singapore Telecommunications Ltd.	8,567,208
			9,343,292
		South Korea: 3.6%
65,000	L	Hyundai Motor Co.	5,190,827
80,000		Kookmin Bank	4,490,203
20,645		Samsung Electronics Co., Ltd.	13,054,916
			22,735,946
		Spain: 0.8%
168,533		Telefonica SA	4,842,315
			4,842,315

PORTFOLIO OF INVESTMENTS
ING Templeton Global Growth Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Sweden: 1.0%
150,000		Svenska Cellulosa AB - B Shares	$2,734,948
1,751,590		Telefonaktiebolaget LM Ericsson	3,436,264
			6,171,212
		Switzerland: 3.6%
47,220		Adecco SA	2,727,720
15,480		Nestle SA	7,737,564
160,000		Novartis AG	8,210,245
130,000		UBS AG - Reg	3,785,348
			22,460,877
		Taiwan: 1.1%
681,309		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	6,997,043
			6,997,043
		United Kingdom: 12.8%
700,000		Aviva PLC	8,582,954
68,619		BAE Systems PLC	661,682
929,060		BP PLC	9,412,886
1,100,000		Compass Group PLC	7,039,288
464,530		GlaxoSmithKline PLC	9,825,783
551,919		HSBC Holdings PLC	9,052,350
1,500,000		Kingfisher PLC	3,943,874
1,200,000		Old Mutual PLC	2,633,534
500,510		Pearson PLC	6,778,622
716,690		Premier Foods PLC	1,601,729
815	@	Rolls-Royce Group PLC	6,528
73,024	@	Rolls-Royce Group PLC - B Shares Entitlement	145
750,000		Royal Bank of Scotland Group PLC	5,024,361
300,400		Standard Life PLC	1,468,525
3,012,377		Vodafone Group PLC	8,954,018
45,000	L	Willis Group Holdings Ltd.	1,512,450
174,950		Wolseley PLC	1,842,717
463,740		Yell Group PLC	1,416,170
			79,757,616
		United States: 33.3%
2,200		Abbott Laboratories	121,330
230,000	L	American International Group, Inc.	9,947,500
268,390	@	Amgen, Inc.	11,213,334
619,370	@	Boston Scientific Corp.	7,971,292
130,000	@, L	Cadence Design Systems, Inc.	1,388,400
500,000	@, L	Chico’s FAS, Inc.	3,555,000
49,500	@	Cisco Systems, Inc.	1,192,455
468,360		Comcast Corp. – Class A	9,058,082
260,000	L	Eastman Kodak Co.	4,594,200
400,000		El Paso Corp.	6,656,000
345,990		Electronic Data Systems Corp.	5,760,734
110,740	@, L	Expedia, Inc.	2,424,099
16,900	L	FedEx Corp.	1,566,123
397,430		General Electric Co.	14,708,884
77,420	L	Harley-Davidson, Inc.	2,903,250
100,000		International Paper Co.	2,720,000
421,870	@, L	Interpublic Group of Cos., Inc.	3,547,927
112,290		Merck & Co., Inc.	4,261,406
500,000		Microsoft Corp.	14,190,000
670,990		News Corp. - Class A	12,581,063
645,180	@	Oracle Corp.	12,619,718
48,839	L	Pentair, Inc.	1,557,964
567,760		Pfizer, Inc.	11,883,217
70,000	L	Pitney Bowes, Inc.	2,451,400
174,950	L	Progressive Corp.	2,811,447
118,710		Quest Diagnostics	5,374,002
40,000		Raytheon Co.	2,584,400
397,200	L	Seagate Technology, Inc.	8,317,368
929,060	L	Sprint Nextel Corp.	6,215,411
774,220		Time Warner, Inc.	10,854,564
87,740		Torchmark Corp.	5,274,051
103,220	L	United Parcel Service, Inc. - Class B	7,537,124
38,840	@, L	USG Corp.	1,430,089
208,630	@, L	Viacom - Class B	8,265,922
			207,537,756
		Total Common Stock
		(Cost $604,655,203)	580,497,364

Principal Amount			Value
SHORT-TERM INVESTMENTS: 17.5%
		U.S. Government Agency Obligations: 8.3%
$52,010,000	Z	Federal Home Loan Bank, 1.300% due 04/01/08	$52,007,833

		Total U.S. Government Agency Obligations
		(Cost $52,007,833)	52,007,833
		Securities Lending Collateral(cc): 9.2%
57,213,000		Bank of New York Mellon Corp. Institutional Cash Reserves	57,213,000

			PORTFOLIO OF INVESTMENTS
ING Templeton Global Growth Portfolio			as of March 31, 2008 (Unaudited) (continued)
Principal Amount				Value
		Securities Lending Collateral(cc)(continued)
		Total Securities Lending Collateral
		(Cost $57,213,000)		$57,213,000
		Total Short-Term Investments
		(Cost $109,220,833)		109,220,833
		Total Investments in Securities (Cost $713,876,036)*	110.6%	$689,718,197
		Other Assets and Liabilities - Net	(10.6)	(66,119,864)
		Net Assets	100.0%	$623,598,333

	@	Non-income producing security
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2008.
	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

	*	Cost for federal income tax purposes is $714,987,213.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$44,666,120
		Gross Unrealized Depreciation		(69,935,136)
		Net Unrealized Depreciation		$(25,269,016)

PORTFOLIO OF INVESTMENTS
ING Templeton Global Growth Portfolio	as of March 31, 2008 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Advertising	0.6%
Aerospace/Defense	0.5
Auto Manufacturers	3.4
Auto Parts & Equipment	0.7
Banks	7.1
Biotechnology	1.8
Building Materials	0.5
Commercial Services	2.7
Computers	2.5
Distribution/Wholesale	0.3
Diversified Financial Services	0.6
Electronics	2.4
Food	1.5
Food Service	1.1
Forest Products & Paper	1.7
Healthcare - Products	2.2
Healthcare - Services	0.9
Holding Companies - Diversified	0.4
Insurance	5.6
Internet	0.4
Leisure Time	0.5
Lodging	0.4
Media	10.8
Miscellaneous Manufacturing	8.2
Office/Business Equipment	0.4
Oil & Gas	6.9
Pharmaceuticals	7.2
Pipelines	1.1
Real Estate	0.5
Retail	1.2
Semiconductors	4.0
Software	4.9
Telecommunications	7.4
Transportation	2.7
Short-Term Investments	17.5
Other Assets and Liabilities - Net	(10.6)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Templeton Global Growth Portfolio	as of March 31, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolios own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolios investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$580,497,364	$—
Level 2- Other Significant Observable Inputs	52,007,833	—
Level 3- Significant Unobservable Inputs	—	—
Total	$632,505,197	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of March 31, 2008, were as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 12/31/07	$—	$—
Net purchases (sales)	—	—
Total realized and unrealized gain (loss)	—	—
Transfers in and/or out of Level 3	—	—
Balance at 03/31/08	$—	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

PORTFOLIO OF INVESTMENTS
ING UBS U.S. Allocation Portfolio	as of March 31, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 67.7%
		Advertising: 1.3%
68,500	@, L	Interpublic Group of Cos., Inc.	$576,085
11,700		Omnicom Group	516,906
			1,092,991
		Airlines: 0.5%
31,500	L	Southwest Airlines Co.	390,600
			390,600
		Auto Manufacturers: 1.0%
18,900	L	Paccar, Inc.	850,500
			850,500
		Auto Parts & Equipment: 2.2%
19,500	L	BorgWarner, Inc.	839,085
29,200		Johnson Controls, Inc.	986,960
			1,826,045
		Banks: 5.1%
23,900	L	Bank of New York Mellon Corp.	997,347
4,200		City National Corp.	207,732
32,900		Fifth Third Bancorp.	688,268
9,900		SunTrust Bank	545,886
59,900		Wells Fargo & Co.	1,743,090
			4,182,323
		Beverages: 0.5%
22,400	@, L	Constellation Brands, Inc.	395,808
			395,808
		Biotechnology: 2.0%
17,000	@	Genzyme Corp.	1,267,180
6,000	@, L	Millipore Corp.	404,460
			1,671,640
		Building Materials: 1.1%
46,900	L	Masco Corp.	930,027
			930,027
		Coal: 1.3%
20,000	L	Peabody Energy Corp.	1,020,000
			1,020,000
		Computers: 0.9%
6,300	@	Lexmark International, Inc.	193,536
28,300	@, L	NetApp, Inc.	567,415
			760,951
		Diversified Financial Services: 5.0%
74,600		Citigroup, Inc.	1,597,932
36,850		Discover Financial Services	603,235
17,700	L	Freddie Mac	448,164
31,400		Morgan Stanley	1,434,980
			4,084,311
		Electric: 2.9%
13,200		American Electric Power Co., Inc.	549,516
19,000	L	Exelon Corp.	1,544,130
10,300		Pepco Holdings, Inc.	254,616
			2,348,262
		Food: 0.9%
24,500		Sysco Corp.	710,990
			710,990
		Gas: 1.2%
15,700	L	NiSource, Inc.	270,668
12,500		Sempra Energy	666,000
			936,668
		Healthcare - Products: 2.5%
1,800	@@	Covidien Ltd.	79,650
17,800		Johnson & Johnson	1,154,686
16,500		Medtronic, Inc.	798,105
			2,032,441
		Healthcare - Services: 0.7%
5,200	@	DaVita, Inc.	248,352
9,160		UnitedHealth Group, Inc.	314,738
			563,090
		Household Products/Wares: 0.8%
9,700		Fortune Brands, Inc.	674,150
			674,150
		Insurance: 3.2%
15,500		Aflac, Inc.	1,006,725
9,200		Hartford Financial Services Group, Inc.	697,084
16,800	L	Principal Financial Group, Inc.	936,096
			2,639,905
		Internet: 1.2%
60,842	@, L	Symantec Corp.	1,011,194
			1,011,194

PORTFOLIO OF INVESTMENTS
ING UBS U.S. Allocation Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Leisure Time: 1.8%
21,600	L	Carnival Corp.	$874,368
6,400	L	Harley-Davidson, Inc.	240,000
10,400	L	Royal Caribbean Cruises Ltd.	342,160
			1,456,528
		Lodging: 0.4%
6,300	L	Starwood Hotels & Resorts Worldwide, Inc.	326,025
			326,025
		Media: 3.1%
68,800		Comcast Corp. – Class A	1,330,592
30,200		News Corp. - Class A	566,250
14,031	@, L	R.H. Donnelley Corp.	70,997
13,700	@, L	Viacom - Class B	542,794
			2,510,633
		Miscellaneous Manufacturing: 4.3%
56,000		General Electric Co.	2,072,560
24,700		Illinois Tool Works, Inc.	1,191,281
8,000		Pall Corp.	280,560
			3,544,401
		Oil & Gas: 2.3%
5,300		Chevron Corp.	452,408
3,900	L	ENSCO International, Inc.	244,218
4,300		EOG Resources, Inc.	516,000
14,900		Marathon Oil Corp.	679,440
			1,892,066
		Oil & Gas Services: 2.7%
12,400		Baker Hughes, Inc.	849,400
34,700	L	Halliburton Co.	1,364,751
			2,214,151
		Pharmaceuticals: 6.0%
17,400	L	Allergan, Inc.	981,186
3,700	@, L	Cephalon, Inc.	238,280
15,200	@	Medco Health Solutions, Inc.	665,608
23,300		Merck & Co., Inc.	884,235
27,500		Schering-Plough Corp.	396,275
41,050		Wyeth	1,714,248
			4,879,832
		Retail: 0.6%
18,900	@, L	Chico’s FAS, Inc.	134,379
10,700	@	Coach, Inc.	322,605
			456,984
		Semiconductors: 4.7%
31,900		Analog Devices, Inc.	941,688
88,400		Intel Corp.	1,872,311
14,500	L	Linear Technology Corp.	445,005
25,300	L	Xilinx, Inc.	600,875
			3,859,879
		Software: 2.2%
15,500	@, L	Intuit, Inc.	418,655
49,800		Microsoft Corp.	1,413,324
			1,831,979
		Telecommunications: 1.7%
16,300		AT&T, Inc.	624,290
115,994	L	Sprint Nextel Corp.	776,000
			1,400,290
		Transportation: 3.6%
15,500	L	Burlington Northern Santa Fe Corp.	1,429,410
11,100	L	FedEx Corp.	1,028,637
8,500	L	Ryder System, Inc.	517,736
			2,975,783
		Total Common Stock
		(Cost $57,683,053)	55,470,447
MUTUAL FUNDS: 9.1%
		Open-End Funds: 9.1%
183,852		UBS High Yield Fund	3,867,805
90,038		UBS Small Equity Fund	3,600,668

		Total Mutual Funds
		(Cost $6,743,118)	7,468,473

Principal Amount			Value
CORPORATE BONDS/NOTES: 3.7%
		Banks: 0.1%
$25,000	@@	Abbey National PLC, 7.950%, due 10/26/29	$26,841
30,000		Bank One Corp., 7.875%, due 08/01/10	32,075
40,000	@@	Credit Suisse, 6.000%, due 02/15/18	39,978
			98,894
		Beverages: 0.1%
40,000	@@, #, C	SABMiller PLC, 6.500%, due 07/01/16	43,433
			43,433

			PORTFOLIO OF INVESTMENTS
ING UBS U.S. Allocation Portfolio			as of March 31, 2008 (Unaudited) (continued)
Principal Amount			Value
		Chemicals: 0.1%
$65,000	C	ICI Wilmington, Inc., 4.375%, due 12/01/08	$65,347
			65,347
		Commercial Services: 0.1%
30,000	#	Erac USA Finance Co., 7.000%, due 10/15/37	24,730
70,000	#	Erac USA Finance Co., 7.350%, due 06/15/08	70,497
			95,227
		Diversified Financial Services: 1.2%
60,000		Bear Stearns Cos, Inc., 7.250%, due 02/01/18	62,112
40,000		Citigroup, Inc., 6.125%, due 11/21/17	40,013
50,000		Citigroup, Inc., 6.875%, due 03/05/38	50,123
50,000	L	Countrywide Financial Corp., 3.345%, due 05/05/08	49,489
85,000	L	Countrywide Home Loans, Inc., 3.250%, due 05/21/08	82,303
325,000		Ford Motor Credit Co., 5.800%, due 01/12/09	309,679
120,000		General Electric Capital Corp., 5.875%, due 01/14/38	116,061
130,000		General Motors Acceptance Corp., 6.875%, due 09/15/11	99,568
75,000		JPMorgan Chase & Co., 6.750%, due 02/01/11	79,687
55,000	C	Lehman Brothers Holdings, Inc., 6.750%, due 12/28/17	52,965
130,000	C	Residential Capital Corp., 8.375%, due 06/30/10	65,975
			1,007,975
		Electric: 0.2%
30,000	C	Dominion Resources, Inc., 5.950%, due 06/15/35	28,422
50,000	C	Exelon Generation Co., LLC, 5.350%, due 01/15/14	48,891
30,000		PPL Capital Funding Trust I, 4.330%, due 03/01/09	30,171
85,000	C	PSEG Power, LLC, 6.950%, due 06/01/12	91,009
			198,493
		Forest Products & Paper: 0.1%
80,000	C	Weyerhaeuser Co., 6.750%, due 03/15/12	84,187
			84,187
		Healthcare - Services: 0.0%
25,000	C	UnitedHealth Group, Inc., 6.875%, due 02/15/38	23,960
			23,960
		Household Products/Wares: 0.1%
105,000	C	Fortune Brands, Inc., 5.375%, due 01/15/16	99,383
			99,383
		Insurance: 0.1%
45,000	C	Hartford Financial Services Group, Inc., 6.300%, due 03/15/18	45,168
			45,168
		Media: 0.2%
55,000	C	Comcast Corp., 6.300%, due 11/15/17	55,767
95,000	C	Time Warner, Inc., 6.875%, due 05/01/12	98,159
			153,926
		Oil & Gas: 0.1%
50,000	@@, C	Canadian Natural Resources Ltd., 6.750%, due 02/01/39	51,190
35,000	@@, C	Transocean, Inc., 6.800%, due 03/15/38	35,870
30,000	C	Valero Energy Corp., 6.625%, due 06/15/37	28,766
			115,826
		Pharmaceuticals: 0.3%
90,000	C	Abbott Laboratories, 5.600%, due 11/30/17	94,334
105,000	C	Allergan, Inc., 5.750%, due 04/01/16	108,357
20,000	@@, C	AstraZeneca PLC, 6.450%, due 09/15/37	21,533
30,000	C	Teva Pharmaceutical Finance, LLC, 5.550%, due 02/01/16	30,253
			254,477
		Pipelines: 0.2%
50,000	C	Kinder Morgan Energy Partners LP, 5.125%, due 11/15/14	49,199
100,000	C	Kinder Morgan Energy Partners LP, 5.800%, due 03/15/35	84,847
			134,046
		Real Estate: 0.1%
85,000	C	Prologis, 5.625%, due 11/15/15	77,702
			77,702
		Retail: 0.1%
45,000	C	CVS Caremark Corp., 5.750%, due 06/01/17	45,781
			45,781
		Savings & Loans: 0.3%
250,000		Washington Mutual Bank, 5.500%, due 01/15/13	198,948
			198,948
		Telecommunications: 0.3%
25,000	C	AT&T, Inc., 6.500%, due 09/01/37	24,810
30,000	C	BellSouth Corp., 6.550%, due 06/15/34	29,560
25,000	C	New Cingular Wireless Services, Inc., 8.750%, due 03/01/31	30,423
60,000	C	Sprint Capital Corp., 6.875%, due 11/15/28	44,805
160,000	@@, C	Telecom Italia Capital SA, 5.250%, due 11/15/13	149,680
			279,278
		Transportation: 0.0%
25,000		Burlington Northern Santa Fe Corp., 7.082%, due 05/13/29	26,581
			26,581
		Total Corporate Bonds/Notes
		(Cost $3,225,760)	3,048,632
U.S. GOVERNMENT AGENCY OBLIGATIONS: 7.1%
		Federal Home Loan Mortgage Corporation: 2.8%
365,000		3.250%, due 02/25/11	370,584
314,503		4.500%, due 06/01/21	313,329

			PORTFOLIO OF INVESTMENTS
ING UBS U.S. Allocation Portfolio			as of March 31, 2008 (Unaudited) (continued)
Principal Amount			Value
		Federal Home Loan Mortgage Corporation (continued)
$167,340		4.500%, due 05/01/34	$161,522
165,000	C	5.250%, due 10/10/12	167,657
124,578		5.500%, due 01/01/19	127,742
204,834		5.500%, due 05/01/20	209,492
365,000	C	5.600%, due 10/17/13	370,398
94,491		6.000%, due 03/01/29	97,747
17,537		6.500%, due 06/01/29	18,380
195,758		6.500%, due 10/01/33	204,165
124,897		6.500%, due 02/01/38	129,722
94,878		7.000%, due 07/01/32	100,782
			2,271,520
		Federal National Mortgage Association: 4.1%
100,000		2.500%, due 04/09/10	100,447
165,000		2.750%, due 04/11/11	165,019
100,000	L	3.625%, due 02/12/13	101,840
165,000	C	5.000%, due 10/15/10	167,324
105,377		5.000%, due 02/01/36	104,467
300,783		5.000%, due 08/01/36	298,186
160,000		5.000%, due 04/01/38	153,975
378,956		5.500%, due 11/01/17	389,027
383,498		5.500%, due 05/01/18	393,496
321,276		5.500%, due 03/01/20	329,814
345,000		5.625%, due 07/15/37	385,680
41,945		6.000%, due 08/01/17	43,299
27,213		6.000%, due 04/01/18	28,103
190,575		6.000%, due 12/01/29	196,965
99,904		6.000%, due 02/01/38	102,447
245,000	C	6.070%, due 05/12/16	245,943
148,543		6.500%, due 06/01/17	155,846
			3,361,878
		Government National Mortgage Association: 0.2%
110,000	W	5.000%, due 03/15/33	110,159
79,130		6.000%, due 01/20/34	81,700
			191,859
		Total U.S. Government Agency Obligations
		(Cost $5,742,315)	5,825,257
U.S. TREASURY OBLIGATIONS: 3.1%
		U.S. Treasury Bonds: 0.9%
430,000	L	4.625%, due 02/15/17	472,429
150,000	L	4.750%, due 02/15/37	161,379
50,000	L	8.125%, due 08/15/19	69,668
			703,476
		U.S. Treasury Notes: 1.5%
870,000	L	3.250%, due 12/31/09	894,265
340,000		3.625%, due 12/31/12	358,355
—	L	4.125%, due 08/31/12	—
			1,252,620
		Treasury Inflation Indexed Protected Securities: 0.7%
110,000		1.750%, due 01/15/28	109,905
435,000	L	2.375%, due 04/15/11	497,151
			607,056
		Total U.S. Treasury Obligations
		(Cost $2,521,502)	2,563,152
ASSET-BACKED SECURITIES: 1.6%
		Automobile Asset-Backed Securities: 0.2%
135,000	C	Daimler Chrysler Auto Trust, 3.319%, due 03/08/11	134,532
			134,532
		Credit Card Asset-Backed Securities: 0.5%
300,000	C	Capital One Multi-Asset Execution Trust, 2.888%, due 05/15/13	293,766
75,000	C	Citibank Credit Card Issuance Trust, 3.150%, due 11/22/10	74,662
50,000	#, C	Washington Mutual Master Note Trust, 3.568%, due 10/15/14	47,141
			415,569
		Home Equity Asset-Backed Securities: 0.1%
32,750	C	Home Equity Mortgage Trust, 2.699%, due 03/25/37	11,564
34,801	C	Home Equity Mortgage Trust, 5.472%, due 09/25/36	24,781
92,306	C	Home Equity Mortgage Trust, 5.500%, due 01/25/37	55,000
52,053	C	Morgan Stanley Mortgage Loan Trust, 2.759%, due 11/25/36	27,031
			118,376
		Other Asset-Backed Securities: 0.8%
17,402	#, C	Countrywide Asset-Backed Certificates, 2.939%, due 06/25/33	14,982
84,083	#, C	Fieldstone Mortgage Investment Corp., 2.819%, due 01/25/37	23,543
36,483	C	First Franklin Mortgage Loan Asset-Backed Certificates, 2.729%, due 12/25/26	20,496
300,000	C	GSAMP Trust, 5.658%, due 09/25/36	83,250
500,000	C	Lehman XS Trust, 6.000%, due 12/25/35	420,054
23,308	C	Merrill Lynch First Franklin Mortgage Loan Trust, 3.699%, due 10/25/27	23,035
20,455	C	Merrill Lynch Mortgage Investors, Inc., 2.779%, due 09/25/36	14,234
62,029	C	Nomura Asset Acceptance Corp., 2.769%, due 08/25/36	26,052
76,108	C	SACO I, Inc., 2.749%, due 05/25/36	27,200
			652,846
		Total Asset-Backed Securities
		(Cost $1,856,643)	1,321,323

		PORTFOLIO OF INVESTMENTS
ING UBS U.S. Allocation Portfolio		as of March 31, 2008 (Unaudited) (continued)
Principal Amount				Value
COLLATERALIZED MORTGAGE OBLIGATIONS: 6.1%
$34,313	C	American Home Mortgage Investment Trust, 2.789%, due 11/25/35		$25,955
175,000	C	Banc of America Commercial Mortgage, Inc., 5.356%, due 10/10/45		171,584
50,000	C	Banc of America Commercial Mortgage, Inc., 5.463%, due 09/10/47		35,958
25,000	C	Banc of America Commercial Mortgage, Inc., 5.965%, due 05/10/45		18,748
200,000	C	Banc of America Commercial Mortgage, Inc., 6.349%, due 06/11/35		193,218
123,965	C	Bear Stearns Adjustable Rate Mortgage Trust, 5.353%, due 03/25/35		111,272
150,000	C	Citigroup Commercial Mortgage Trust, 5.431%, due 10/15/49		147,383
150,000	C	Citigroup Commercial Mortgage Trust, 5.725%, due 03/15/49		147,490
202,028	C	Credit Suisse First Boston Mortgage Securities Corp., 6.000%, due 10/25/35		186,638
150,000	C, ^	Credit Suisse Mortgage Capital Certificates, 5.658%, due 03/15/39		151,012
50,000	C	Credit Suisse Mortgage Capital Certificates, 5.827%, due 06/15/38		37,534
488,284	#	GS Mortgage Securities Corp. II, 5.369%, due 03/21/46		334,392
400,000	#	GS Mortgage Securities Corp. II, 5.680%, due 06/23/46		293,392
50,000	C	GS Mortgage Securities Corp. II, 5.799%, due 08/10/45		34,475
147,022	C	GSR Mortgage Loan Trust, 6.500%, due 04/25/20		149,775
350,000	C	Indymac Index Mortgage Loan Trust, 5.571%, due 12/25/35		265,581
400,000	C	JPMorgan Alternative Loan Trust, 6.300%, due 09/25/36		301,552
175,000	C	JPMorgan Chase Commercial Mortgage Securities Corp., 5.399%, due 05/15/45		171,754
325,000	C	JPMorgan Chase Commercial Mortgage Securities Corp., 5.447%, due 05/15/45		307,443
50,000	C	JPMorgan Chase Commercial Mortgage Securities Corp., 5.520%, due 05/15/45		35,744
192,783		JPMorgan Commercial Mortgage Finance Corp., 7.400%, due 07/15/31		195,490
50,000	C	Merrill Lynch Mortgage Trust, 5.829%, due 06/12/50		34,562
50,000	C	Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.525%, due 07/12/46		35,363
150,000	C	Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.700%, due 09/12/49		148,025
50,000	C	Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.957%, due 08/12/49		34,805
170,354	C	Morgan Stanley Dean Witter Capital I, 7.570%, due 11/15/36		175,539
77,798	C	Morgan Stanley Mortgage Loan Trust, 6.389%, due 09/25/34		80,315
375,000	C	Residential Asset Securitization Trust, 6.000%, due 01/25/46		332,558
85,000	L	Residential Capital Corp., 3.490%, due 06/09/08		67,575
539,803	C	Structured Adjustable Rate Mortgage Loan Trust, 5.536%, due 06/25/36		494,447
116,644	C	Washington Mutual Mortgage Pass-through Certificates, 5.526%, due 11/25/42		110,858
157,549	C	Wells Fargo Mortgage-Backed Securities Trust, 6.005%, due 08/25/37		149,228

		Total Collateralized Mortgage Obligations
		(Cost $5,698,863)		4,979,665
		Total Long-Term Investments
		(Cost $83,471,254)		80,676,949
SHORT-TERM INVESTMENTS: 24.4%
		U.S. Government Agency Obligations: 0.7%
606,000	Z	Federal Home Loan Bank, 1.300% due 04/01/08		605,978
		Total U.S. Government Agency Obligations
		(Cost $605,978)		605,978
		Securities Lending Collateral(cc): 23.7%
19,400,000		Bank of New York Mellon Corp. Institutional Cash Reserves		19,400,000
		Total Securities Lending Collateral
		(Cost $19,400,000)		19,400,000
		Total Short-Term Investments
		(Cost $20,005,978)		20,005,978
		Total Investments in Securities
		(Cost $103,477,232)*	122.8%	$100,682,927
		Other Assets and Liabilities - Net	(22.8)	(18,674,932)
		Net Assets	100.0%	$82,007,995

	@	Non-income producing security
	@@	Foreign Issuer
	#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	C	Bond may be called prior to maturity date.
	cc	Securities purchased with cash collateral for securities loaned.
	W	When-issued or delayed delivery security
	L	Loaned security, a portion or all of the security is on loan at March 31, 2008.
	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
	^	Interest Only (IO) Security

	*	Cost for federal income tax purposes is $104,036,304.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$5,045,478
		Gross Unrealized Depreciation		(8,398,855)
		Net Unrealized Depreciation		$(3,353,377)

PORTFOLIO OF INVESTMENTS
ING UBS U.S. Allocation Portfolio	as of March 31, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolios own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolios investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$62,938,919	$—
Level 2- Other Significant Observable Inputs	17,658,021	—
Level 3- Significant Unobservable Inputs	685,987	—
Total	$81,282,927	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of March 31, 2008, were as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 12/31/07	$724,243	$—
Net purchases (sales)	124,821	—
Total realized and unrealized gain (loss)	(163,077)	—
Transfers in and/or out of Level 3	—	—
Balance at 03/31/08	$685,987	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

PORTFOLIO OF INVESTMENTS
ING Van Kampen Capital Growth Portfolio	as of March 31, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 95.6%
		Advertising: 1.2%
58,385	@@	Aeroplan Income Fund	$1,038,069
			1,038,069
		Agriculture: 1.4%
16,483		Altria Group, Inc.	365,923
16,483	@	Philip Morris International, Inc.	833,710
			1,199,633
		Biotechnology: 1.1%
12,682	@, L	Illumina, Inc.	962,564
			962,564
		Building Materials: 3.5%
65,328	@, @@	Cemex SA de CV ADR	1,706,367
12,140	L	Martin Marietta Materials, Inc.	1,288,904
			2,995,271
		Chemicals: 7.8%
59,731		Monsanto Co.	6,660,007
			6,660,007
		Commercial Services: 4.9%
21,030	L	Corporate Executive Board Co.	851,294
10,064		Mastercard, Inc.	2,244,171
26,143	@, L	Monster Worldwide, Inc.	632,922
7,238	@, L	Visa, Inc.	451,362
			4,179,749
		Computers: 6.6%
14,522	@	Apple, Inc.	2,083,907
32,007	@, @@	Research In Motion Ltd.	3,592,146
			5,676,053
		Distribution/Wholesale: 1.8%
420,000	@@	Li & Fung Ltd.	1,573,238
			1,573,238
		Diversified Financial Services: 5.2%
46,533		American Express Co.	2,034,423
2,471	L	CME Group, Inc.	1,159,146
13,415		Franklin Resources, Inc.	1,301,121
			4,494,690
		Healthcare - Products: 0.5%
9,660	@	Gen-Probe, Inc.	465,612
			465,612
		Holding Companies - Diversified: 1.2%
206,000	@@	China Merchants Holdings International Co., Ltd.	987,653
			987,653
		Insurance: 5.0%
531	@	Berkshire Hathaway, Inc. - Class B	2,375,110
47,759		Loews Corp.	1,920,867
			4,295,977
		Internet: 16.9%
65,518	@, L	Amazon.com, Inc.	4,671,430
4,863	@, @@, L	Baidu.com ADR	1,165,321
114,758	@	eBay, Inc.	3,424,379
9,878	@, L	Google, Inc. - Class A	4,350,963
157,000	@@	Tencent Holdings Ltd.	905,999
			14,518,092
		Iron/Steel: 1.2%
15,068		Nucor Corp.	1,020,706
			1,020,706
		Lodging: 5.9%
25,352		Starwood Hotels & Resorts Worldwide, Inc.	1,311,966
37,047	@, L	Wynn Resorts Ltd.	3,728,410
			5,040,376
		Oil & Gas: 7.7%
49,136	@, L	Southwestern Energy Co.	1,655,392
63,617	@	Ultra Petroleum Corp.	4,930,318
			6,585,710
		Pharmaceuticals: 1.3%
19,654	L	Allergan, Inc.	1,108,289
			1,108,289
		Real Estate: 4.2%
135,296	@@, L	Brookfield Asset Management, Inc.	3,629,992
			3,629,992
		Retail: 7.1%
21,662		Abercrombie & Fitch Co.	1,584,359
44,613	@	Coach, Inc.	1,345,082
13,373	@, L	Sears Holding Corp.	1,365,250
103,567	@	Starbucks Corp.	1,812,423
			6,107,114
		Software: 0.8%
15,172	@, L	VMware, Inc.	649,665
			649,665

PORTFOLIO OF INVESTMENTS
ING Van Kampen Capital Growth Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Telecommunications: 6.0%
34,521	@@	America Movil SA de CV ADR	$2,198,642
18,310	@@	China Mobile Ltd. ADR	1,373,433
64,728	@	Cisco Systems, Inc.	1,559,298
			5,131,373
		Transportation: 3.5%
31,493	L	CH Robinson Worldwide, Inc.	1,713,219
27,823	L	Expeditors International Washington, Inc.	1,257,043
			2,970,262
		Water: 0.8%
9,539	@@, L	Veolia Environnement ADR	667,062
			667,062
		Total Common Stock
		(Cost $71,871,813)	81,957,157

Principal Amount				Value
SHORT-TERM INVESTMENTS: 27.1%
		U.S. Government Agency Obligations: 3.9%
$3,349,000	Z	Federal Home Loan Bank, 1.300% due 04/01/08		$3,348,879
		Total U.S. Government Agency Obligations
		(Cost $3,348,879)		3,348,879

		Securities Lending Collateral(cc): 23.2%
19,925,000		Bank of New York Mellon Corp. Institutional Cash Reserves		19,925,000
		Total Securities Lending Collateral
		(Cost $19,925,000)		19,925,000
		Total Short-Term Investments
		(Cost $23,273,879)		23,273,879
		Total Investments in Securities
		(Cost $95,145,692)*	122.7%	$105,231,036
		Other Assets and Liabilities - Net	(22.7)	(19,464,130)
		Net Assets	100.0%	$85,766,906

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2008.
	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

	*	Cost for federal income tax purposes is $95,601,968.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$17,369,422
		Gross Unrealized Depreciation		(7,740,354)
		Net Unrealized Appreciation		$9,629,068

PORTFOLIO OF INVESTMENTS
ING Van Kampen Capital Growth Portfolio	as of March 31, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolios own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolios investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$81,957,157	$—
Level 2- Other Significant Observable Inputs	3,348,879	—
Level 3- Significant Unobservable Inputs	—	—
Total	$85,306,036	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of March 31, 2008, were as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 12/31/07	$—	$—
Net purchases (sales)	—	—
Total realized and unrealized gain (loss)	—	—
Transfers in and/or out of Level 3	—	—
Balance at 03/31/08	$—	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

PORTFOLIO OF INVESTMENTS
ING Van Kampen Global Franchise Portfolio	as of March 31, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 95.6%
		Finland: 3.9%
380,178		Kone OYJ	$15,619,099
			15,619,099
		France: 4.8%
105,744		Pernod-Ricard SA	10,895,105
108,123		Sanofi-Aventis	8,109,566
			19,004,671
		Ireland: 2.0%
1,291,486		C&C Group PLC	8,056,990
			8,056,990
		Japan: 2.5%
353,000		Kao Corp.	10,044,275
			10,044,275
		Netherlands: 8.3%
883,546		Reed Elsevier NV	16,893,733
615,075		Wolters Kluwer NV	16,310,524
			33,204,257
		Sweden: 4.4%
797,590		Swedish Match AB	17,418,570
			17,418,570
		Switzerland: 6.0%
26,150		Nestle SA	13,070,885
206,284		Novartis AG	10,585,264
			23,656,149
		United Kingdom: 36.2%
949,997		British American Tobacco PLC	35,681,580
1,586,266		Cadbury Schweppes PLC	17,484,623
495,786		Diageo PLC	10,033,055
1,454,873		Experian Group Ltd.	10,604,831
492,690		Imperial Tobacco Group PLC	22,687,601
346,506		Reckitt Benckiser PLC	19,214,870
493,460		Unilever PLC	16,690,873
979,792		WPP Group PLC	11,697,272
			144,094,705
		United States: 27.5%
272,249		Altria Group, Inc.	6,043,928
140,256	L	Brown-Forman Corp.	9,287,752
301,038	@, L	Career Education Corp.	3,829,203
73,730	L	Estee Lauder Cos., Inc.	3,380,521
155,144	L	Fortune Brands, Inc.	10,782,508
267,963	L	Harley-Davidson, Inc.	10,048,613
212,985	L	Kellogg Co.	11,194,492
221,505	L	Moody’s Corp.	7,715,019
357,363		Pfizer, Inc.	7,479,608
272,249	@	Philip Morris International, Inc.	13,770,354
108,359	L	Procter & Gamble Co.	7,592,715
222,350	L	Scotts Miracle-Gro Co.	7,208,587
237,136		Weight Watchers International, Inc.	10,986,511
			109,319,811
		Total Common Stock
		(Cost $330,078,984)	380,418,527

Principal Amount				Value
SHORT-TERM INVESTMENTS: 14.9%
		U.S. Government Agency Obligations: 3.8%
$15,419,000	Z	Federal Home Loan Bank, 1.300% due 04/01/08		$15,418,443
		Total U.S. Government Agency Obligations
		(Cost $15,418,443)		15,418,443

		Securities Lending Collateral(cc): 11.1%
44,105,000		Bank of New York Mellon Corp. Institutional Cash Reserves		44,105,000
		Total Securities Lending Collateral
		(Cost $44,105,000)		44,105,000
		Total Short-Term Investments
		(Cost $59,523,443)		59,523,443
		Total Investments in Securities
		(Cost $389,602,427)*	110.5%	$439,941,970
		Other Assets and Liabilities - Net	(10.5)	(41,920,025)
		Net Assets	100.0%	$398,021,945

	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2008.

PORTFOLIO OF INVESTMENTS
ING Van Kampen Global Franchise Portfolio	as of March 31, 2008 (Unaudited) (continued)

Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

*	Cost for federal income tax purposes is $389,704,527.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$77,796,212
	Gross Unrealized Depreciation	(27,558,769)
	Net Unrealized Appreciation	$50,237,443

Percentage of
Industry	Net Assets
Agriculture	24.0%
Beverages	9.6
Commercial Services	8.3
Cosmetics/Personal Care	5.3
Food	14.7
Household Products/Wares	9.4
Leisure Time	2.5
Machinery - Diversified	3.9
Media	11.3
Pharmaceuticals	6.6
Short-Term Investments	14.9
Other Assets and Liabilities - Net	(10.5)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Van Kampen Global Franchise Portfolio	as of March 31, 2008 (Unaudited) (continued)

At 3.31.2008 the following forward currency contracts were outstanding for the ING Van Kampen Global Franchise Portfolio:

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
			USD
British Pound Sterling GBP 5,600,000	Buy	4/24/08	11,228,672	11,094,785	$(133,887)
					$(133,887)
British Pound Sterling GBP 38,580,000	Sell	4/24/08	74,816,265	76,435,147	$(1,618,882)
					$(1,618,882)

PORTFOLIO OF INVESTMENTS
ING Van Kampen Global Franchise Portfolio	as of March 31, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolios own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolios investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$380,418,527	$—
Level 2- Other Significant Observable Inputs	15,418,443	(1,752,769)
Level 3- Significant Unobservable Inputs	—	—
Total	$395,836,970	$(1,752,769)

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of March 31, 2008, were as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 12/31/07	$—	$—
Net purchases (sales)	—	—
Total realized and unrealized gain (loss)	—	—
Transfers in and/or out of Level 3	—	—
Balance at 03/31/08	$—	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

PORTFOLIO OF INVESTMENTS
ING Van Kampen Growth and Income Portfolio	as of March 31, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 94.6%
		Aerospace/Defense: 1.8%
227,510		Raytheon Co.	$14,699,421
			14,699,421
		Agriculture: 1.5%
162,980		Altria Group, Inc.	3,618,156
162,980	@	Philip Morris International, Inc.	8,243,528
			11,861,684
		Airlines: 0.2%
89,000	@, L	UAL Corp.	1,916,170
			1,916,170
		Auto Manufacturers: 0.5%
136,060	@@, L	Honda Motor Co., Ltd. ADR	3,919,889
			3,919,889
		Banks: 3.6%
302,792	L	Bank of America Corp.	11,478,845
178,449	L	PNC Financial Services Group, Inc.	11,700,901
108,481	L	SunTrust Bank	5,981,642
			29,161,388
		Beverages: 1.6%
212,030	L	Coca-Cola Co.	12,906,266
			12,906,266
		Chemicals: 3.9%
337,540	@@, L	Bayer AG ADR	27,170,519
94,580		EI Du Pont de Nemours & Co.	4,422,561
			31,593,080
		Computers: 1.3%
111,650	@, L	EMC Corp.	1,601,061
199,803		Hewlett-Packard Co.	9,123,005
			10,724,066
		Cosmetics/Personal Care: 1.6%
122,870	L	Estee Lauder Cos., Inc.	5,633,590
108,080	L	Procter & Gamble Co.	7,573,166
			13,206,756
		Diversified Financial Services: 8.0%
396,556		Charles Schwab Corp.	7,467,149
533,842	L	Citigroup, Inc.	11,434,896
310,150	L	Freddie Mac	7,852,998
743,389		JPMorgan Chase & Co.	31,928,555
160,526	L	Merrill Lynch & Co., Inc.	6,539,829
			65,223,427
		Electric: 6.0%
406,670		American Electric Power Co., Inc.	16,929,672
153,300	L	Entergy Corp.	16,721,964
166,520		FirstEnergy Corp.	11,426,602
99,700	@, L	NRG Energy, Inc.	3,887,303
			48,965,541
		Electronics: 0.5%
131,960		Applera Corp. - Applied Biosystems Group	4,336,206
			4,336,206
		Food: 5.4%
278,120	@@, L	Cadbury Schweppes PLC ADR	12,298,466
192,470	L	ConAgra Foods, Inc.	4,609,657
309,934		Kraft Foods, Inc.	9,611,053
515,760	@@, L	Unilever NV ADR	17,396,585
			43,915,761
		Healthcare - Products: 1.7%
497,520	@, L	Boston Scientific Corp.	6,403,082
160,727	@@	Covidien Ltd.	7,112,170
			13,515,252
		Home Furnishings: 0.7%
135,900	@@, L	Sony Corp. ADR	5,445,513
			5,445,513
		Household Products/Wares: 0.8%
106,000		Kimberly-Clark Corp.	6,842,300
			6,842,300
		Insurance: 8.1%
358,510	@@, L	Aegon NV ADR	5,248,586
278,790		Chubb Corp.	13,794,529
45,710		Cigna Corp.	1,854,455
112,130	L	Hartford Financial Services Group, Inc.	8,496,090
807,628		Marsh & McLennan Cos., Inc.	19,665,742
353,618		Travelers Cos., Inc.	16,920,621
			65,980,023
		Internet: 2.2%
412,800	@	eBay, Inc.	12,317,952
322,200	@, L	Symantec Corp.	5,354,964
			17,672,916

PORTFOLIO OF INVESTMENTS
ING Van Kampen Growth and Income Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Media: 5.8%
417,033		Comcast Corp. – Class A	$8,065,418
1,370,699	L	Time Warner, Inc.	19,217,200
495,130	@, L	Viacom - Class B	19,617,051
			46,899,669
		Mining: 1.3%
224,750	L	Newmont Mining Corp.	10,181,175
			10,181,175
		Miscellaneous Manufacturing: 5.2%
502,650		General Electric Co.	18,603,077
143,640	@@, L	Siemens AG ADR	15,648,142
186,337	@@, L	Tyco International Ltd.	8,208,145
			42,459,364
		Oil & Gas: 6.5%
32,500	@@	BP PLC ADR	1,971,125
65,350		ConocoPhillips	4,980,324
45,390	L	Devon Energy Corp.	4,735,539
128,910	L	ExxonMobil Corp.	10,903,208
202,260		Occidental Petroleum Corp.	14,799,364
229,410	@@, L	Royal Dutch Shell PLC ADR - Class A	15,824,702
			53,214,262
		Oil & Gas Services: 0.7%
68,150	L	Schlumberger Ltd.	5,929,050
			5,929,050
		Pharmaceuticals: 10.1%
414,700		Abbott Laboratories	22,870,705
566,430		Bristol-Myers Squibb Co.	12,064,959
171,730	@@	Novartis AG ADR	8,797,728
132,330	@@	Roche Holding Ltd. ADR	12,503,147
998,590	L	Schering-Plough Corp.	14,389,682
288,090		Wyeth	12,030,638
			82,656,859
		Pipelines: 0.7%
175,310	L	Williams Cos., Inc.	5,781,724
			5,781,724
		Retail: 6.5%
183,240	L	Home Depot, Inc.	5,125,223
201,400	L	Macy’s, Inc.	4,644,284
322,523	@, L	Office Depot, Inc.	3,563,879
677,510	@, L	Rite Aid Corp.	1,991,879
319,400	@, L	Starbucks Corp.	5,589,500
609,110		Wal-Mart Stores, Inc.	32,087,915
			53,002,680
		Savings & Loans: 0.3%
285,459	L	Sovereign Bancorp., Inc.	2,660,478
			2,660,478
		Semiconductors: 0.8%
314,336		Intel Corp.	6,657,636
			6,657,636
		Software: 0.3%
113,090	@, L	Oracle Corp.	2,212,040
			2,212,040
		Telecommunications: 6.3%
1,343,670	@@, L	Alcatel SA ADR	7,739,539
262,460	@, L	Cisco Systems, Inc.	6,322,661
97,316	L	Embarq Corp.	3,902,372
277,690	@@, L	France Telecom SA ADR	9,324,830
287,650	L	Sprint Nextel Corp.	1,924,379
611,404		Verizon Communications, Inc.	22,285,676
			51,499,457
		Transportation: 0.7%
64,600		FedEx Corp.	5,986,482
			5,986,482
		Total Common Stock
		(Cost $732,335,745)	771,026,535
EXCHANGE-TRADED FUNDS: 2.7%
		Exchange-Traded Funds: 2.7%
582,656	L	Financial Select Sector SPDR Fund	14,490,655
635,550	@@, L	iShares MSCI Japan Index Fund	7,861,754
		Total Exchange-Traded Funds
		(Cost $24,841,313)	22,352,409
		Total Long-Term Investments
		(Cost $757,177,058)	793,378,944

Principal Amount			Value
SHORT-TERM INVESTMENTS: 27.1%
		U.S. Government Agency Obligations: 2.6%
$21,438,000	Z	Federal Home Loan Bank, 1.300% due 04/01/08	$21,437,107
		Total U.S. Government Agency Obligations
		(Cost $21,437,107)	21,437,107

PORTFOLIO OF INVESTMENTS
ING Van Kampen Growth and Income Portfolio	as of March 31, 2008 (Unaudited) (continued)

Principal Amount				Value
		Securities Lending Collateral(cc): 24.5%
$199,702,000		Bank of New York Mellon Corp. Institutional Cash Reserves		$199,702,000
		Total Securities Lending Collateral
		(Cost $199,702,000)		199,702,000
		Total Short-Term Investments
		(Cost $221,139,107)		221,139,107
		Total Investments in Securities
		(Cost $978,316,165)*	124.4%	$1,014,518,051
		Other Assets and Liabilities - Net	(24.4)	(199,154,269)
		Net Assets	100.0%	$815,363,782

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2008.
	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
	*	Cost for federal income tax purposes is $982,152,017.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$111,348,108
		Gross Unrealized Depreciation		(78,982,074)
		Net Unrealized Appreciation		$32,366,034

PORTFOLIO OF INVESTMENTS
ING Van Kampen Growth and Income Portfolio	as of March 31, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolios own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolios investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$793,378,944	$—
Level 2- Other Significant Observable Inputs	21,437,107	—
Level 3- Significant Unobservable Inputs	—	—
Total	$814,816,051	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of March 31, 2008, were as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 12/31/07	$—	$—
Net purchases (sales)	—	—
Total realized and unrealized gain (loss)	—	—
Transfers in and/or out of Level 3	—	—
Balance at 03/31/08	$—	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

PORTFOLIO OF INVESTMENTS
ING Van Kampen Large Cap Growth Portfolio	as of March 31, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 98.3%
		Advertising: 1.3%
346,146	@@	Aeroplan Income Fund	$6,154,381
			6,154,381
		Agriculture: 1.5%
100,043		Altria Group, Inc.	2,220,955
100,043	@	Philip Morris International, Inc.	5,060,175
			7,281,130
		Biotechnology: 1.2%
74,635	@, L	Illumina, Inc.	5,664,797
			5,664,797
		Building Materials: 3.6%
384,451	@, @@	Cemex SA de CV ADR	10,041,860
68,395	L	Martin Marietta Materials, Inc.	7,261,497
			17,303,357
		Chemicals: 8.1%
351,514		Monsanto Co.	39,193,811
			39,193,811
		Commercial Services: 4.4%
24,123		Corporate Executive Board Co.	976,499
62,033		Mastercard, Inc.	13,832,739
153,850	@, L	Monster Worldwide, Inc.	3,724,709
40,397	@	Visa, Inc.	2,519,157
			21,053,104
		Computers: 6.9%
85,460	@	Apple, Inc.	12,263,510
188,360	@, @@, L	Research In Motion Ltd.	21,139,643
			33,403,153
		Distribution/Wholesale: 1.9%
2,474,000	@@	Li & Fung Ltd.	9,171,028
			9,171,028
		Diversified Financial Services: 5.5%
273,842		American Express Co.	11,972,372
15,001	L	CME Group, Inc.	7,036,969
74,749		Franklin Resources, Inc.	7,249,906
			26,259,247
		Healthcare - Products: 0.6%
56,850	@, L	Gen-Probe, Inc.	2,740,170
			2,740,170
		Holding Companies - Diversified: 1.2%
1,208,000	@@	China Merchants Holdings International Co., Ltd.	5,735,270
			5,735,270
		Insurance: 5.3%
3,126	@	Berkshire Hathaway, Inc. - Class B	13,982,285
281,061		Loews Corp.	11,304,273
			25,286,558
		Internet: 17.2%
356,643	@, L	Amazon.com, Inc.	25,428,646
27,101	@, @@, L	Baidu.com ADR	6,494,213
675,343	@	eBay, Inc.	20,152,235
58,129	@	Google, Inc. - Class A	25,604,081
923,800	@@	Tencent Holdings Ltd.	5,264,342
			82,943,517
		Iron/Steel: 1.2%
88,677		Nucor Corp.	6,006,980
			6,006,980
		Lodging: 5.8%
141,260		Starwood Hotels & Resorts Worldwide, Inc.	7,310,205
206,396	@, L	Wynn Resorts Ltd.	20,771,693
			28,081,898
		Oil & Gas: 8.0%
289,168	@, L	Southwestern Energy Co.	9,742,070
374,381	@, L	Ultra Petroleum Corp.	29,014,528
			38,756,598
		Pharmaceuticals: 1.4%
115,660	L	Allergan, Inc.	6,522,067
			6,522,067
		Real Estate: 4.2%
753,858	@@, L	Brookfield Asset Management, Inc.	20,226,010
			20,226,010
		Retail: 7.5%
127,479	L	Abercrombie & Fitch Co.	9,323,814
262,543	@, L	Coach, Inc.	7,915,671
78,702	@, L	Sears Holding Corp.	8,034,687
609,485	@	Starbucks Corp.	10,665,988
			35,940,160
		Software: 0.8%
89,288	@, L	VMware, Inc.	3,823,312
			3,823,312

PORTFOLIO OF INVESTMENTS
ING Van Kampen Large Cap Growth Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares				Value
		Telecommunications: 6.3%
209,531	@@	America Movil SA de CV ADR		$13,345,029
102,036	@@, L	China Mobile Ltd. ADR		7,653,720
380,919	@	Cisco Systems, Inc.		9,176,339
				30,175,088
		Transportation: 3.6%
185,334	L	CH Robinson Worldwide, Inc.		10,082,170
163,740	L	Expeditors International Washington, Inc.		7,397,773
				17,479,943
		Water: 0.8%
56,137	@@, L	Veolia Environnement ADR		3,925,659
				3,925,659
		Total Common Stock
		(Cost $481,849,948)		473,127,238

Principal Amount				Value
SHORT-TERM INVESTMENTS: 31.1%
		U.S. Government Agency Obligations: 1.4%
$7,061,000		Federal Home Loan Bank, 1.300% due 04/01/08		$7,060,745
		Total U.S. Government Agency Obligations
		(Cost $7,060,745)		7,060,745
		Securities Lending Collateral(cc): 29.7%
142,981,000		Bank of New York Mellon Corp. Institutional Cash Reserves		142,981,000
		Total Securities Lending Collateral
		(Cost $142,981,000)		142,981,000
		Total Short-Term Investments
		(Cost $150,041,745)		150,041,745
		Total Investments in Securities
		(Cost $631,891,693)*	129.4%	$623,168,983
		Other Assets and Liabilities - Net	(29.4)	(141,742,912)
		Net Assets	100.0%	$481,426,071

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2008.
	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
	*	Cost for federal income tax purposes is $635,948,231.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$17,951,060
		Gross Unrealized Depreciation		(30,730,308)
		Net Unrealized Depreciation		$(12,779,248)

PORTFOLIO OF INVESTMENTS
ING Van Kampen Large Cap Growth Portfolio	as of March 31, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolios own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolios investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$473,127,238	$—
Level 2- Other Significant Observable Inputs	7,060,745	—
Level 3- Significant Unobservable Inputs	—	—
Total	$480,187,983	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of March 31, 2008, were as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 12/31/07	$—	$—
Net purchases (sales)	—	—
Total realized and unrealized gain (loss)	—	—
Transfers in and/or out of Level 3	—	—
Balance at 03/31/08	$—	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

PORTFOLIO OF INVESTMENTS
ING Van Kampen Real Estate Portfolio	as of March 31, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 16.2%
		Healthcare - Services: 1.4%
807,138	@, L	Assisted Living Concepts, Inc.	$4,754,043
396,950		Brookdale Senior Living, Inc.	9,487,105
			14,241,148
		Lodging: 7.6%
639,670	@@	Millennium & Copthorne Hotels PLC	5,268,483
544,955	@, L	Morgans Hotel Group Co.	8,076,233
1,217,810	L	Starwood Hotels & Resorts Worldwide, Inc.	63,021,668
			76,366,384
		Real Estate: 7.2%
2,809,383	@@, L	Brookfield Properties Co. (U.S. Denominated Security)	54,249,186
500,780	L	Forest City Enterprises, Inc.	18,428,704
			72,677,890
		Total Common Stock
		(Cost $156,886,799)	163,285,422
REAL ESTATE INVESTMENT TRUSTS: 79.3%
		Apartments: 20.1%
4,259	L	Apartment Investment & Management Co.	152,515
657,323		AvalonBay Communities, Inc.	63,444,816
284,030	L	BRE Properties, Inc.	12,940,407
404,398		Camden Property Trust	20,300,780
1,591,385	L	Equity Residential	66,026,564
111,636		Essex Property Trust, Inc.	12,724,271
429,712		GMH Communities Trust	3,729,900
613,438		Post Properties, Inc.	23,690,976
			203,010,229
		Diversified: 8.5%
854,920	L	Duke Realty Corp.	19,500,725
826,716		Liberty Property Trust	25,719,135
66,850	L	PS Business Parks, Inc.	3,469,515
427,935	L	Vornado Realty Trust	36,892,276
			85,581,651
		Health Care: 3.8%
60,365		Care Investment Trust, Inc.	636,851
41,570	@@	Extendicare Real Estate Investment Trust	473,836
761,234	L	Healthcare Realty Trust, Inc.	19,906,269
657,180	L	Senior Housing Properties Trust	15,575,166
31,380	L	Ventas, Inc.	1,409,276
			38,001,398
		Hotels: 7.7%
313,410		DiamondRock Hospitality Co.	3,970,905
555,131		Hersha Hospitality Trust	5,012,833
3,246,801		Host Hotels & Resorts, Inc.	51,689,067
1,286,836		Strategic Hotel Capital, Inc.	16,896,157
			77,568,962
		Manufactured Homes: 1.7%
345,151		Equity Lifestyle Properties, Inc.	17,040,105
			17,040,105
		Office Property: 9.6%
547,596		Boston Properties, Inc.	50,417,164
216,033		Brandywine Realty Trust	3,663,920
260,339		Douglas Emmett, Inc.	5,743,078
16,200	L	Highwoods Properties, Inc.	503,334
114,553		Kilroy Realty Corp.	5,625,698
825,658		Mack-Cali Realty Corp.	29,484,247
41,312	L	Parkway Properties, Inc.	1,526,892
			96,964,333
		Regional Malls: 13.6%
478,956	L	General Growth Properties, Inc.	18,281,751
404,330	L	Macerich Co.	28,412,269
925,326	L	Simon Property Group, Inc.	85,972,039
95,378		Taubman Centers, Inc.	4,969,194
			137,635,253
		Shopping Centers: 7.2%
233,520		Acadia Realty Trust	5,639,508
31,375	L	Cedar Shopping Centers, Inc.	366,460
179,330	L	Developers Diversified Realty Corp.	7,510,340
11,751	L	Equity One, Inc.	281,671
236,389	L	Federal Realty Investment Trust	18,426,523
2,065		Kimco Realty Corp.	80,886
143,495		Ramco-Gershenson Properties	3,029,179
577,288	L	Regency Centers Corp.	37,385,171
9,840	L	Weingarten Realty Investors	338,890
			73,058,628

PORTFOLIO OF INVESTMENTS
ING Van Kampen Real Estate Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares				Value
		Storage: 3.0%
237,647		Public Storage, Inc.		$21,060,277
192,329	L	Sovran Self Storage, Inc.		8,214,372
62,600		U-Store-It Trust		709,258
				29,983,907
		Warehouse/Industrial: 4.1%
281,930		AMB Property Corp.		15,342,631
293,740		DCT Industrial Trust, Inc.		2,925,650
397,339	L	Prologis		23,387,374
				41,655,655
		Total Real Estate Investment Trusts
		(Cost $779,117,754)		800,500,121
PREFERRED STOCK: 0.0%
		Real Estate: 0.0%
7,305		Simon Property Group LP		554,303
		Total Preferred Stock
		(Cost $391,183)		554,303
		Total Long-Term Investments
		(Cost $936,395,736)		964,339,846

Principal Amount				Value
SHORT-TERM INVESTMENTS: 27.3%
		U.S. Government Agency Obligations: 3.7%
$37,641,000	Z	Federal Home Loan Bank, 1.300% due 04/01/08		$37,639,641
		Total U.S. Government Agency Obligations
		(Cost $37,639,641)		37,639,641
		Securities Lending Collateral(cc): 23.6%
238,145,000		Bank of New York Mellon Corp. Institutional Cash Reserves		238,145,000
		Total Securities Lending Collateral
		(Cost $238,145,000)		238,145,000
		Total Short-Term Investments
		(Cost $275,784,641)		275,784,641
		Total Investments in Securities
		(Cost $1,212,180,377)*	122.8%	$1,240,124,487
		Other Assets and Liabilities - Net	(22.8)	(230,154,506)
		Net Assets	100.0%	$1,009,969,981

	@	Non-income producing security
	@@	Foreign Issuer
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2008.
	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
	*	Cost for federal income tax purposes is $1,214,826,198.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$99,689,346
		Gross Unrealized Depreciation		(74,391,057)
		Net Unrealized Appreciation		$25,298,289

PORTFOLIO OF INVESTMENTS
ING Van Kampen Real Estate Portfolio	as of March 31, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolios own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolios investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$963,785,543	$—
Level 2- Other Significant Observable Inputs	38,193,944	—
Level 3- Significant Unobservable Inputs	—	—
Total	$1,001,979,487	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of March 31, 2008, were as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 12/31/07	$—	$—
Net purchases (sales)	—	—
Total realized and unrealized gain (loss)	—	—
Transfers in and/or out of Level 3	—	—
Balance at 03/31/08	$—	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

PORTFOLIO OF INVESTMENTS
ING VP Index Plus International Equity Portfolio	as of March 31, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 95.7%
		Australia: 5.1%
114,984		AGL Energy Ltd.	$1,162,710
17,304		Australia & New Zealand Banking Group Ltd.	359,069
64,460		BHP Billiton Ltd.	2,118,224
241,616		BlueScope Steel Ltd.	2,191,272
47,412		CSL Ltd.	1,607,193
628,830		CSR Ltd.	1,845,796
703,456		Harvey Norman Holdings Ltd.	2,525,566
436,071	L	Iluka Resources Ltd.	1,874,068
53,576		Lion Nathan Ltd.	429,323
183,119		Macquarie Airports Management Ltd.	544,294
7,536		Macquarie Group Ltd.	363,780
446,579		Macquarie Infrastructure Group	1,139,852
160,761		National Australia Bank Ltd.	4,445,943
43,166		Origin Energy Ltd.	361,608
225,770		PaperlinX Ltd.	569,739
293,770		Qantas Airways Ltd.	1,058,214
17,006		QBE Insurance Group Ltd.	347,948
14,110	L	Rio Tinto Ltd.	1,585,060
103,504		Santos Ltd.	1,376,465
371,484		Telstra Corp., Ltd.	1,497,621
17,510		Woodside Petroleum Ltd.	870,158
33,451		Woolworths Ltd.	889,726
254,695		Zinifex Ltd.	2,325,169
			31,488,798
		Austria: 1.4%
238,709		Immofinanz Immobilien Anlagen AG	2,587,431
146,771		Telekom Austria AG	3,031,706
46,509		Voestalpine AG	3,234,330
			8,853,467
		Belgium: 0.9%
17,527		Delhaize Group	1,382,315
46,613		Dexia	1,329,893
3,156		D’ieteren SA	1,121,742
27,282	@	Fortis - Strip VVPR	431
10,983		KBC Groep NV	1,424,512
3,851		Solvay SA	491,007
			5,749,900
		China: 0.1%
84,000		Tencent Holdings Ltd.	484,738
			484,738
		Denmark: 0.2%
6,450		Danisco A/S	472,282
5,300		East Asiatic Co., Ltd. A/S	465,618
2,950	@	Vestas Wind Systems A/S	324,725
			1,262,625
		Finland: 2.5%
63,704		Elisa OYJ	1,590,573
281,901		Nokia OYJ	8,899,769
14,321		Outokumpu OYJ	651,993
101,720		Stora Enso OYJ (Euro Denominated Security)	1,176,291
177,033		UPM-Kymmene OYJ	3,149,408
			15,468,034
		France: 12.0%
161,477		AXA SA	5,840,168
74,963		BNP Paribas	7,558,718
53,077		Bouygues SA	3,376,253
21,734		Carrefour SA	1,677,034
50,028		Cie de Saint-Gobain	4,088,691
34,678		Credit Agricole SA	1,072,174
57,584		Groupe Danone	5,148,981
24,467		Lafarge SA	4,251,530
32,134		Lagardere SCA	2,408,065
10,572		L’Oreal SA	1,342,273
8,141		LVMH Moet Hennessy Louis Vuitton SA	905,672
23,766		Natixis	381,160
941		Pernod-Ricard SA	96,954
46,917		Peugeot SA	3,641,197
77,611		Sanofi-Aventis	5,821,069
27,766		Schneider Electric SA	3,586,874
3,223		Societe Generale	315,369
95,700		Suez SA	6,272,887
34,539	@	Thomson	240,686
90,905		Total SA	6,734,633
60,613		Vinci SA	4,384,831
130,512		Vivendi	5,105,146
			74,250,365

PORTFOLIO OF INVESTMENTS
ING VP Index Plus International Equity Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Germany: 6.3%
4,401		Allianz AG	$872,317
6,700		BASF AG	904,697
125,010		Commerzbank AG	3,936,341
9,832		DaimlerChrysler AG	841,651
50,323		Deutsche Bank AG	5,711,178
37,240		Deutsche Lufthansa AG	1,011,436
122,470		Deutsche Post AG	3,746,129
29,716		E.ON AG	5,542,338
6,178		Fresenius Medical Care AG & Co. KGaA	310,416
21,077	@	KarstadtQuelle AG	422,838
5,836		Merck KGaA	724,574
1,945		Muenchener Rueckversicherungs AG	381,506
44,776		RWE AG	5,530,736
39,725		SAP AG	1,968,704
50,882		Siemens AG	5,561,628
18,045		Suedzucker AG	400,043
3,387		Volkswagen AG	982,626
			38,849,158
		Greece: 0.6%
112,144		Hellenic Telecommunications Organization SA	3,179,536
5,794		National Bank of Greece SA	305,039
			3,484,575
		Hong Kong: 1.9%
593,374		C C Land Holdings Ltd.	575,252
202,023		Hang Seng Bank Ltd.	3,683,314
109,475		Hong Kong Exchanges and Clearing Ltd.	1,901,915
570,375	@	Hutchison Telecommunications International Ltd.	814,225
90,000		Kingboard Chemicals Holdings	320,710
817,844		Melco International Development	1,146,694
862,002		New World Development Ltd.	2,120,354
841,303		Shui On Land Ltd.	796,960
220,000		Shun TAK Holdings Ltd.	292,735
			11,652,159
		Ireland: 0.5%
130,551		Allied Irish Banks PLC	2,771,271
			2,771,271
		Italy: 5.6%
78,942	L	Banca Monte dei Paschi di Siena S.p.A.	349,868
188,310	@	Banco Popolare Scarl	3,122,290
480,696		Enel S.p.A.	5,104,811
218,686		ENI S.p.A.	7,443,948
188,723		Fiat S.p.A	4,372,936
55,769		Finmeccanica S.p.A.	1,898,935
421,363		Intesa Sanpaolo S.p.A.	2,776,380
48,999		Intesa Sanpaolo S.p.A.	345,695
46,484		Italcementi S.p.A.	944,142
25,177		Italcementi S.p.A. RNC	365,382
29,308		Mediobanca S.p.A.	601,658
822,990		Telecom Italia S.p.A.	1,715,559
847,980		UniCredito Italiano S.p.A.	5,681,679
			34,723,283
		Japan: 20.3%
107	@	Access Co. Ltd.	383,398
72,300		Aeon Co., Ltd.	871,124
58,000		Amada Co., Ltd.	444,040
19,100		Astellas Pharma, Inc.	750,123
491,000		Bank of Yokohama Ltd.	3,359,795
216,400		Bridgestone Corp.	3,733,877
58,400		Canon Sales Co., Inc.	1,104,836
116,100		Canon, Inc.	5,415,302
102		Central Japan Railway Co.	1,059,766
50,000		Chiba Bank Ltd.	342,219
63,000		Chiyoda Corp.	576,265
352,000		COMSYS Holdings Corp.	3,077,135
37,500		Daifuku Co., Ltd.	483,923
115,000		Daiichi Sankyo Co., Ltd.	3,411,632
9,000		Denso Corp.	293,405
189,000		Dowa Holdings Co., Ltd.	1,138,313
346		East Japan Railway Co.	2,885,146
33,900		EDION Corp.	313,561
17,100		Eisai Co., Ltd.	588,767
20,000		FamilyMart Co., Ltd.	725,383
323		Fuji Television Network, Inc.	479,356
116,000		Furukawa Electric Co., Ltd.	378,295
79,000		Hitachi Cable Ltd.	297,497
87,200		Hitachi High-Technologies Corp.	1,457,030
118,000		Hokugin Financial Group, Inc.	357,394
144		Inpex Holdings, Inc.	1,627,685
123,800	L	Ito En Ltd.	2,204,530
8,600		JFE Holdings, Inc.	384,685
22,000		Kao Corp.	625,989
7,500		Keyence Corp.	1,745,146

PORTFOLIO OF INVESTMENTS
ING VP Index Plus International Equity Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Japan (continued)
377	@	KK DaVinci Advisors	$292,686
157,300		Komatsu Ltd.	4,428,923
23,700		Komori Corp.	497,235
116,500		Konica Minolta Holdings, Inc.	1,602,777
12,400		Lawson, Inc.	550,999
16,400		Leopalace21 Corp.	265,922
9,100		Makita Corp.	287,171
225,000		Matsushita Electric Industrial Co., Ltd.	4,890,827
31,000		Matsushita Electric Works Ltd.	321,813
38,000		Mitsubishi Electric Corp.	331,845
93,000		Mitsubishi Rayon Co., Ltd.	300,218
66,300		Mitsubishi UFJ Financial Group, Inc.	579,981
121,000		Mitsui Engineering & Shipbuilding Co. Ltd.	324,107
17,000		Mitsui Fudosan Co., Ltd.	341,985
280,000		Mitsui Mining & Smelting Co., Ltd.	888,676
1,174		Mizuho Financial Group, Inc.	4,336,747
12,700		Murata Manufacturing Co., Ltd.	637,092
22,000		NGK Spark Plug Co., Ltd.	287,932
352,000		NHK Spring Co., Ltd.	2,513,979
1,100		Nintendo Co., Ltd.	575,525
123,000		Nippon Electric Glass Co., Ltd.	1,931,697
82,000		Nippon Steel Corp.	419,251
141,000		Nippon Yusen KK	1,336,928
141,000		Nishi-Nippon City Bank Ltd.	373,373
39,800		Nissan Motor Co., Ltd.	333,675
50,000		Nisshinbo Industries, Inc.	469,532
6,350		Nitori Co., Ltd.	360,699
44,900		NOK Corp.	924,748
160,000		Obayashi Corp.	677,689
36,000		Okuma Corp.	390,401
58,000		Olympus Corp.	1,764,821
669,000		Osaka Gas Co., Ltd.	2,687,263
35,600		Otsuka Corp.	3,020,199
1,867		Resona Holdings, Inc.	3,132,257
131		Sapporo Hokuyo Holdings, Inc.	921,742
478		SBI E*trade Securities Co., Ltd.	417,910
38,000		Sekisui House Ltd.	355,005
60,500		Seven & I Holdings Co., Ltd.	1,535,458
144,000		Sharp Corp.	2,471,604
79,200		Shin-Etsu Chemical Co., Ltd.	4,124,006
99,000		Shinko Securities Co., Ltd.	290,646
11,000		Shiseido Co., Ltd.	292,871
196,700		Softbank Corp.	3,604,719
124,000		Sompo Japan Insurance, Inc.	1,105,563
41,700		Stanley Electric Co., Ltd.	1,026,995
221,800		Sumitomo Electric Industries Ltd.	2,835,328
47,000		Sumitomo Heavy Industries	306,565
175,000		Sumitomo Metal Mining Co., Ltd.	3,303,671
724		Sumitomo Mitsui Financial Group, Inc.	4,809,398
48,000		Suruga Bank Ltd.	610,868
9,600		TDK Corp.	571,543
22,800		THK Co., Ltd.	395,747
466,000		Tobu Railway Co., Ltd.	2,500,690
31,400		Tokai Rika Co., Ltd.	824,965
27,400		Tokyo Electron Ltd.	1,679,344
759,000		Tokyo Gas Co., Ltd.	3,093,505
55,000		Tokyu Land Corp.	350,273
10,500		Toyota Boshoku Corp.	317,176
72,400		Toyota Motor Corp.	3,658,214
43,000		UNY Co., Ltd.	412,744
59,000		Yaskawa Electric Corp.	564,986
			124,976,126
		Luxembourg: 0.6%
47,869		Arcelor Mittal	3,903,370
			3,903,370
		Netherlands: 4.7%
272,662		Aegon NV	4,001,187
65,302	@	ASML Holding NV	1,610,119
63,659		Heineken NV	3,697,291
22,671	@	Koninklijke Ahold NV	336,545
129,918		Koninklijke Philips Electronics NV	4,973,256
8,402	L	Randstad Holdings NV	393,454
158,179		Royal Dutch Shell PLC - Class A	5,446,373
226,254		Royal Dutch Shell PLC - Class B	7,621,675
33,628		Unilever NV	1,132,040
			29,211,940
		New Zealand: 0.2%
64,851		Fletcher Building Ltd.	427,782
89,415		Sky Network Television Ltd.	337,402
456,224		Vector Ltd.	617,400
			1,382,584

PORTFOLIO OF INVESTMENTS
ING VP Index Plus International Equity Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Norway: 0.5%
95,951		Orkla ASA	$1,220,799
10,773		Statoil ASA	323,200
102,437	@	TGS Nopec Geophysical Co. ASA	1,492,315
			3,036,314
		Portugal: 0.2%
53,924		Energias de Portugal SA	327,364
92,328	@	Sonae Industria - SGPS SA	641,580
			968,944
		Singapore: 1.5%
473,000		CapitaLand Ltd.	2,210,625
217,000		Olam International Ltd.	343,214
753,000		United Overseas Land Ltd.	2,125,594
753,000	@	Wilmar International Ltd.	2,310,330
1,331,000	L	Wing Tai Holdings Ltd.	2,134,109
			9,123,872
		Spain: 1.7%
46,531		Banco Bilbao Vizcaya Argentaria SA	1,023,232
152,578		Banco Santander Central Hispano SA	3,039,669
43,742		Promotora de Informaciones SA (PRISA)	658,387
88,819		Repsol YPF SA	3,059,923
101,238		Telefonica SA	2,908,785
			10,689,996
		Sweden: 1.5%
168,122		Boliden AB	1,794,567
92,732		Investor AB	2,088,710
60,400		Nobia AB	522,396
23,200		Svenska Cellulosa AB - B Shares	423,005
182,980		Tele2 AB - B Shares	3,461,386
79,482		Volvo AB	1,204,261
			9,494,325
		Switzerland: 8.7%
133,726		ABB Ltd.	3,604,207
6,106		Compagnie Financiere Richemont AG	342,808
112,294		Credit Suisse Group	5,717,775
37,978		Holcim Ltd.	3,988,973
13,256		Nestle SA	6,625,914
172,591		Novartis AG	8,856,340
995	@	OC Oerlikon Corp. AG	350,768
35,033		Roche Holding AG	6,602,667
5,697		Swatch Group AG - BR	1,525,487
38,095		Swiss Reinsurance	3,329,994
201,949		UBS AG - Reg	5,880,363
29,746		Xstrata PLC	2,083,432
15,823		Zurich Financial Services AG	4,987,545
			53,896,273
		United Kingdom: 18.7%
133,198		3i Group PLC	2,194,512
23,407		Anglo American PLC	1,403,041
244,106		ARM Holdings PLC	426,330
145,305		AstraZeneca PLC	5,450,363
39,139		Aviva PLC	479,897
54,914		BAE Systems PLC	529,527
138,396		Barclays PLC	1,248,562
46,483		Barratt Developments PLC	381,703
49,135		BG Group PLC	1,138,519
215,729		BHP Billiton PLC	6,354,017
41,978		Bovis Homes Group PLC	505,302
972,707		BP PLC	9,855,103
274,865		British Energy Group PLC	3,561,513
443,166		BT Group PLC	1,913,220
942,389		Cable & Wireless PLC	2,787,128
83,314		Capita Group PLC	1,122,547
13,465		Carnival PLC	536,559
54,711		Centrica PLC	324,152
438,126		Compass Group PLC	2,803,723
51,697	@	CSR PLC	334,342
313,132		Daily Mail & General Trust	2,688,876
49,296		Davis Service Group PLC	483,740
205,609		Diageo PLC	4,160,840
161,821		GlaxoSmithKline PLC	3,422,853
84,911		Group 4 Securicor PLC	383,953
419,528		HBOS PLC	4,667,200
394,261		HSBC Holdings PLC	6,494,986
90,852		Imperial Tobacco Group PLC	4,183,592
335,142		International Power PLC	2,649,932
98,881		Investec PLC	666,411
215,123		J Sainsbury PLC	1,465,281
1,491,318		Legal & General Group PLC	3,742,315
51,261		Marks & Spencer Group PLC	394,413
738,614		Old Mutual PLC	1,620,971
108,001		Persimmon PLC	1,640,244
53,449		Reckitt Benckiser PLC	2,963,919
29,386		Resolution PLC	399,214
61,421		Rio Tinto PLC	6,383,235

PORTFOLIO OF INVESTMENTS
ING VP Index Plus International Equity Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares				Value
		United Kingdom (continued)
278,145	@	Rolls-Royce Group PLC		$2,227,894
38,124,441	@	Rolls-Royce Group PLC - B Shares Entitlement		75,663
915,610		Royal Bank of Scotland Group PLC		6,133,807
26,037		Smith & Nephew PLC		344,788
41,858		Standard Chartered PLC		1,431,354
96,452		Standard Life PLC		471,512
31,150		Tate & Lyle PLC		334,015
46,835		Tesco PLC		352,975
95,387		Thomas Cook Group PLC		549,640
31,626		Travis Perkins PLC		673,265
118,359		Unilever PLC		4,003,395
1,650,453		Vodafone Group PLC		4,905,822
169,826		Wolseley PLC		1,788,747
				115,054,912
		Total Common Stock
		(Cost $633,101,862)		590,777,029
REAL ESTATE INVESTMENT TRUSTS: 1.2%
		Australia: 1.0%
175,186		CFS Retail Property Trust		348,522
2,703,394		Macquarie Office Trust		2,253,420
509,778		Stockland		3,273,641
				5,875,583
		United Kingdom: 0.2%
74,985		British Land Co. PLC		1,365,741
				1,365,741
		Total Real Estate Investment Trusts
		(Cost $9,130,282)		7,241,324
PREFERRED STOCK: 1.4%
		Germany: 1.4%
13,413		Bayerische Motoren Werke AG		591,211
73,801		Henkel KGaA - Vorzug		3,403,379
13,153		Porsche AG		2,411,751
92,755		ProSieben SAT.1 Media AG		2,011,371
		Total Preferred Stock
		(Cost $9,396,192)		8,417,712
		Total Long-Term Investments
		(Cost $651,628,336)		606,436,065

Principal Amount				Value
SHORT-TERM INVESTMENTS: 1.2%
		Securities Lending Collateral (cc): 1.2%
$7,301,000		Bank of New York Mellon Corp. Institutional Cash Reserves		$7,301,000
		Total Short-Term Investments
		(Cost $ 7,301,000)		7,301,000
		Total Investments in Securities
		(Cost $658,929,336)*	99.5%	$613,737,065
		Other Assets and Liabilities - Net	0.5	3,337,678
		Net Assets	100.0%	$617,074,743

	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2008.
	*	Cost for federal income tax purposes is $672,905,810.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$6,110,269
		Gross Unrealized Depreciation		(65,279,014)
		Net Unrealized Depreciation		$(59,168,745)

PORTFOLIO OF INVESTMENTS
ING VP Index Plus International Equity Portfolio	as of March 31, 2008 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Aerospace/Defense	0.8%
Agriculture	1.1
Airlines	0.3
Auto Manufacturers	2.7
Auto Parts & Equipment	1.4
Banks	14.3
Beverages	1.7
Biotechnology	0.3
Building Materials	2.8
Chemicals	0.9
Commercial Services	0.4
Computers	0.6
Cosmetics/Personal Care	0.4
Distribution/Wholesale	0.9
Diversified	0.7
Diversified Financial Services	2.5
Electric	5.0
Electrical Components & Equipment	1.8
Electronics	1.6
Energy - Alternate Sources	0.1
Engineering & Construction	2.6
Food	4.3
Food Service	0.5
Forest Products & Paper	0.9
Gas	1.0
Hand/Machine Tools	0.1
Healthcare - Products	0.1
Healthcare - Services	0.0
Holding Companies - Diversified	0.4
Home Builders	0.5
Home Furnishings	0.9
Household Products/Wares	1.1
Insurance	4.5
Internet	0.2
Investment Companies	0.5
Iron/Steel	1.7
Leisure Time	0.2
Machinery - Construction & Mining	0.7
Machinery - Diversified	0.5
Media	2.2
Mining	5.1
Miscellaneous Manufacturing	1.4
Office Property	0.4
Office/Business Equipment	0.9
Oil & Gas	7.4
Oil & Gas Services	0.2
Pharmaceuticals	5.8
Real Estate	2.1
Retail	1.6
Semiconductors	0.7
Shipbuilding	0.1
Shopping Centers	0.1
Software	0.3
Telecommunications	6.5
Textiles	0.1
Toys/Games/Hobbies	0.1
Transportation	1.9
Venture Capital	0.4
Short-Term Investments	1.2
Other Assets and Liabilities - Net	0.5
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING VP Index Plus International Equity Portfolio	as of March 31, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolios own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolios investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$602,012,943	$—
Level 2- Other Significant Observable Inputs	4,423,122	—
Level 3- Significant Unobservable Inputs	—	—
Total	$606,436,065	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of March 31, 2008, were as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 12/31/07	$—	$—
Net purchases (sales)	—	—
Total realized and unrealized gain (loss)	—	—
Transfers in and/or out of Level 3	—	—
Balance at 03/31/08	$—	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

PORTFOLIO OF INVESTMENTS
ING Wells Fargo Disciplined Value Portfolio	as of March 31, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 93.8%
		Advertising: 0.4%
37,400	@, L	Clear Channel Outdoor Holdings, Inc.	$710,974
			710,974
		Banks: 8.2%
61,328	L	Associated Banc-Corp.	1,633,165
9,434		Bank of New York Mellon Corp.	393,681
68,900	L	BB&T Corp.	2,208,934
31,276	L	First Financial Bancorp.	420,662
24,100	L	M&T Bank Corp.	1,939,568
133,700	L	Marshall & Ilsley Corp.	3,101,840
38,300		Webster Financial Corp.	1,067,421
135,000	L	Wilmington Trust Corp.	4,198,500
15,100	L	Zions Bancorp.	687,805
			15,651,576
		Beverages: 2.8%
220,800		Coca-Cola Enterprises, Inc.	5,343,360
			5,343,360
		Chemicals: 0.2%
19,400		Hercules, Inc.	354,826
			354,826
		Commercial Services: 2.3%
10,500	@, L	BearingPoint, Inc.	17,640
195,700	@, L	Corinthian Colleges, Inc.	1,414,911
86,900	@, L	Monster Worldwide, Inc.	2,103,849
37,310	L	Total System Services, Inc.	882,755
			4,419,155
		Computers: 1.0%
114,400		Electronic Data Systems Corp.	1,904,760
			1,904,760
		Diversified Financial Services: 1.0%
43,200		American Express Co.	1,888,704
2,000	L	Janus Capital Group, Inc.	46,540
1,500		Waddell & Reed Financial, Inc.	48,195
			1,983,439
		Electrical Components & Equipment: 3.7%
319,900	L	Molex, Inc.	6,993,014
			6,993,014
		Electronics: 2.6%
206,100		Jabil Circuit, Inc.	1,949,706
123,000		PerkinElmer, Inc.	2,982,750
			4,932,456
		Environmental Control: 6.7%
144,800	L	Nalco Holding Co.	3,062,520
290,400		Waste Management, Inc.	9,745,824
			12,808,344
		Food: 16.8%
300,000		ConAgra Foods, Inc.	7,185,000
177,400	L	Hershey Co.	6,682,658
75,100	L	Kroger Co.	1,907,540
180,500		Sara Lee Corp.	2,523,390
308,485	L	Tootsie Roll Industries, Inc.	7,773,822
96,900		WM Wrigley Jr. Co.	6,089,196
			32,161,606
		Gas: 3.2%
357,600		NiSource, Inc.	6,165,024
			6,165,024
		Healthcare - Services: 0.9%
39,700		Quest Diagnostics	1,797,219
			1,797,219
		Housewares: 0.0%
300		Newell Rubbermaid, Inc.	6,861
			6,861
		Insurance: 2.8%
317,200	L	Progressive Corp.	5,097,404
4,300		Safeco Corp.	188,684
			5,286,088
		Internet: 4.4%
1,100	@	eBay, Inc.	32,824
506,200	@, L	Emdeon Corp.	4,829,148
167,200	@, L	IAC/InterActiveCorp.	3,471,072
			8,333,044
		Media: 0.0%
10,000	@, L	Gemstar-TV Guide International, Inc.	47,000
			47,000
		Mining: 0.0%
3,800	@, @@, L	Harmony Gold Mining Co., Ltd. ADR	44,992
			44,992

PORTFOLIO OF INVESTMENTS
ING Wells Fargo Disciplined Value Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares				Value
		Miscellaneous Manufacturing: 4.0%
173,200	@@	Tyco International Ltd.		$7,629,460
				7,629,460
		Oil & Gas: 5.6%
31,900	@@, L	Canadian Natural Resources Ltd.		2,177,494
21,300		Devon Energy Corp.		2,222,229
71,900		Hess Corp.		6,340,142
				10,739,865
		Oil & Gas Services: 7.1%
73,700	@, L	Cameron International Corp.		3,068,868
157,800	@	Dresser-Rand Group, Inc.		4,852,350
86,300	@, L	Exterran Holdings, Inc.		5,569,802
2,000	@, L	FMC Technologies, Inc.		113,780
				13,604,800
		Packaging & Containers: 0.6%
45,800	L	Sealed Air Corp.		1,156,450
				1,156,450
		Pharmaceuticals: 1.5%
65,600	@, L	Hospira, Inc.		2,805,712
				2,805,712
		Retail: 2.5%
51,300		Limited Brands, Inc.		877,230
773	L	Supervalu, Inc.		23,175
38,000		Target Corp.		1,925,840
53,000		Walgreen Co.		2,018,770
				4,845,015
		Semiconductors: 7.6%
326,700	L	Applied Materials, Inc.		6,373,917
12,900		KLA-Tencor Corp.		478,590
96,500		Maxim Integrated Products		1,967,635
236,600	L	Xilinx, Inc.		5,619,250
				14,439,392
		Software: 6.4%
176,500		CA, Inc.		3,971,250
145,400	@	Electronic Arts, Inc.		7,258,368
44,566	@	Metavante Technologies, inc.		890,874
3,300	@, L	Take-Two Interactive Software, Inc.		84,216
				12,204,708
		Telecommunications: 1.5%
2,200	L	IDT Corp.		8,514
141,600	L	Motorola, Inc.		1,316,880
168,590	@, @@, L	Nortel Networks Corp.		1,127,867
56,100		Sprint Nextel Corp.		375,309
				2,828,570
		Total Common Stock
		(Cost $201,671,668)		179,197,710
REAL ESTATE INVESTMENT TRUSTS: 0.1%
		Apartments: 0.1%
2,308	L	Apartment Investment & Management Co.		82,649
		Total Real Estate Investment Trusts
		(Cost $89,343)		82,649
		Total Long-Term Investments
		(Cost $201,761,011)		179,280,359

Principal Amount				Value
SHORT-TERM INVESTMENTS: 31.2%
		U.S. Government Agency Obligations: 2.0%
$3,719,000	Z	Federal Home Loan Bank, 1.300% due 04/01/08		$3,718,865
		Total U.S. Government Agency Obligations
		(Cost $3,718,865)		3,718,865
		Securities Lending Collateral(cc): 29.2%
55,824,000		Bank of New York Mellon Corp. Institutional Cash Reserves		55,824,000
		Total Securities Lending Collateral
		(Cost $55,824,000)		55,824,000
		Total Short-Term Investments
		(Cost $59,542,865)		59,542,865
		Total Investments in Securities
		(Cost $261,303,876)*	125.1%	$238,823,224
		Other Assets and Liabilities - Net	(25.1)	(47,867,035)
		Net Assets	100.0%	$190,956,189

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.

PORTFOLIO OF INVESTMENTS
ING Wells Fargo Disciplined Value Portfolio	as of March 31, 2008 (Unaudited) (continued)

L	Loaned security, a portion or all of the security is on loan at March 31, 2008.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
*	Cost for federal income tax purposes is $261,319,776.
	Net unrealized depreciation consists of:
	Gross Unrealized Appreciation	$6,915,810
	Gross Unrealized Depreciation	(29,412,362)
	Net Unrealized Depreciation	$(22,496,552)

PORTFOLIO OF INVESTMENTS
ING Wells Fargo Disciplined Value Portfolio	as of March 31, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolios own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolios investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$179,280,358	$—
Level 2- Other Significant Observable Inputs	3,718,866	—
Level 3- Significant Unobservable Inputs	—	—
Total	$182,999,224	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of March 31, 2008, were as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 12/31/07	$—	$—
Net purchases (sales)	—	—
Total realized and unrealized gain (loss)	—	—
Transfers in and/or out of Level 3	—	—
Balance at 03/31/08	$—	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

PORTFOLIO OF INVESTMENTS
ING Wells Fargo Small Cap Disciplined Portfolio	as of March 31, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 83.4%
		Aerospace/Defense: 1.2%
78,126	@	Herley Industries, Inc.	$807,823
61,500	@	Spirit Aerosystems Holdings, Inc.	1,364,070
			2,171,893
		Agriculture: 0.1%
4,000	@, L	Tejon Ranch Co.	149,280
			149,280
		Apparel: 0.4%
76,900	@, L	Heelys, Inc.	329,901
29,800	@, L	Timberland Co.	409,154
			739,055
		Banks: 8.7%
16,800	L	Amcore Financial, Inc.	341,880
17,600	L	Boston Private Financial Holdings, Inc.	186,384
8,700	L	Central Pacific Financial Corp.	163,995
16,000	L	Community Trust Bancorp., Inc.	468,800
58,116	L	First Commonwealth Financial Corp.	673,564
8,600		First Community Bancorp., Inc.	230,910
30,300	L	First Financial Bancorp.	407,535
13,800		First Midwest Bancorp., Inc.	383,226
24,500	L	FirstMerit Corp.	506,170
20,600		International Bancshares Corp.	465,148
125,000		Marshall & Ilsley Corp.	2,900,000
69,731	L	National Penn Bancshares, Inc.	1,268,407
46,500	L	Old National Bancorp.	837,000
18,900	L	Pacific Capital Bancorp.	406,350
18,800	L	Provident Bankshares Corp.	201,912
52,800		Sterling Financial Corp.	824,208
63,400	L	Susquehanna Bancshares, Inc.	1,291,458
11,400	L	UMB Financial Corp.	469,680
88,950	L	Umpqua Holdings Corp.	1,379,615
18,700	L	United Community Banks, Inc.	317,526
16,500	L	Valley National Bancorp.	316,965
21,500		Webster Financial Corp.	599,205
23,100		Wilmington Trust Corp.	718,410
			15,358,348
		Beverages: 1.3%
97,000		Coca-Cola Enterprises, Inc.	2,347,400
16,600	@	Vermont Pure Holdings Ltd.	25,232
			2,372,632
		Biotechnology: 1.5%
38,700	@, L	Millipore Corp.	2,608,767
			2,608,767
		Building Materials: 0.9%
38,600	@, L	Armstrong World Industries, Inc.	1,376,476
9,300		Comfort Systems USA, Inc.	120,993
			1,497,469
		Chemicals: 2.0%
149,500		Hercules, Inc.	2,734,355
99,500	@, L	Symyx Technologies	746,250
			3,480,605
		Commercial Services: 7.0%
351,800	@	Convergys Corp.	5,298,107
161,300	@, L	Corinthian Colleges, Inc.	1,166,199
120,700	@, L	CRA International, Inc.	3,879,298
888,000	@	Hooper Holmes, Inc.	577,200
58,000	@, L	Monster Worldwide, Inc.	1,404,180
			12,324,984
		Computers: 2.2%
93,700		Electronic Data Systems Corp.	1,560,105
557,300	@	InFocus Corp.	1,042,151
212,169	@, L	Mercury Computer Systems, Inc.	1,192,390
100	@	Planar Systems, Inc.	401
			3,795,047
		Diversified Financial Services: 2.0%
311,136	@, L	Asset Acceptance Capital Corp.	2,996,240
29,900		Discover Financial Services	489,463
			3,485,703
		Electric: 0.0%
200	L	Idacorp, Inc.	6,422
			6,422
		Electrical Components & Equipment: 2.7%
214,900		Molex, Inc.	4,697,714
			4,697,714
		Electronics: 4.6%
176,400		Jabil Circuit, Inc.	1,668,744
115,100	@, L	Newport Corp.	1,285,667
210,000		PerkinElmer, Inc.	5,092,500
			8,046,911

PORTFOLIO OF INVESTMENTS
ING Wells Fargo Small Cap Disciplined Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Energy - Alternate Sources: 0.1%
236,900	@, L	Syntroleum Corp.	$146,878
			146,878
		Entertainment: 0.1%
47,500	@, L	Lakes Entertainment, Inc.	209,950
			209,950
		Environmental Control: 1.8%
49,186	@	Clean Harbors, Inc.	3,197,090
			3,197,090
		Food: 10.4%
92,300	L	Hershey Co.	3,476,941
324,553	L	Tootsie Roll Industries, Inc.	8,178,736
133,000	@, L	United Natural Foods, Inc.	2,488,430
235,100	@, L	Winn-Dixie Stores, Inc.	4,222,396
			18,366,503
		Forest Products & Paper: 0.7%
115,400	@	Buckeye Technologies, Inc.	1,287,864
			1,287,864
		Gas: 2.5%
255,300		NiSource, Inc.	4,401,372
			4,401,372
		Healthcare - Products: 2.0%
68,800		Vital Signs, Inc.	3,484,720
			3,484,720
		Insurance: 0.3%
104,400	@	Crawford & Co.	469,800
			469,800
		Internet: 1.6%
304,000	@, L	Emdeon Corp.	2,900,160
			2,900,160
		Lodging: 1.3%
120,000	L	Ameristar Casinos, Inc.	2,190,000
9,200	@, L	MTR Gaming Group, Inc.	64,400
			2,254,400
		Machinery - Diversified: 2.9%
232,100	@, L	Intermec, Inc.	5,150,299
200		Tennant Co.	7,962
			5,158,261
		Media: 2.5%
525,500	@, L	Playboy Enterprises, Inc.	4,377,415
35,514	@, L	WPT Enterprises, Inc.	51,495
			4,428,910
		Metal Fabricate/Hardware: 0.0%
700		Valmont Industries, Inc.	61,523
			61,523
		Mining: 0.0%
100	@@	GoldCorp, Inc.	3,875
			3,875
		Miscellaneous Manufacturing: 1.0%
114,000	L	Federal Signal Corp.	1,591,440
10,500	@	Lydall, Inc.	120,225
			1,711,665
		Oil & Gas Services: 3.5%
91,000	@	Dresser-Rand Group, Inc.	2,798,250
52,500	@, L	Exterran Holdings, Inc.	3,388,350
			6,186,600
		Packaging & Containers: 0.6%
39,800	L	Sealed Air Corp.	1,004,950
			1,004,950
		Pharmaceuticals: 0.2%
44,000	@, L	Noven Pharmaceuticals, Inc.	395,120
1,400	@	Trimeris, Inc.	9,128
			404,248
		Retail: 3.5%
68,900	@, L	CEC Entertainment, Inc.	1,989,832
220,000	L	Kenneth Cole Productions, Inc.	3,726,800
31,600	@	Office Depot, Inc.	349,180
9,100	@	Rubio’s Restaurants, Inc.	52,052
			6,117,864
		Savings & Loans: 0.4%
34,000	L	Anchor Bancorp. Wisconsin, Inc.	644,980
			644,980
		Semiconductors: 7.2%
50,200	@	Actel Corp.	768,562
2,700	@	Advanced Analogic Technologies, Inc.	15,174
483,000	@	Entegris, Inc.	3,472,770
52,800	@, L	Exar Corp.	434,544
115,000		Maxim Integrated Products	2,348,300
291,409	@, L	Ultratech, Inc.	2,800,440
120,900	L	Xilinx, Inc.	2,871,375
			12,711,165

PORTFOLIO OF INVESTMENTS
ING Wells Fargo Small Cap Disciplined Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares				Value
		Software: 1.3%
70,600	L	Fair Isaac Corp.		$1,519,312
251,800	@, L	Midway Games, Inc.		679,860
4,700	@	Take-Two Interactive Software, Inc.		119,944
				2,319,116
		Telecommunications: 2.8%
313,500	@, L	Arris Group, Inc.		1,824,570
378,500	@	Mastec, Inc.		3,107,485
				4,932,055
		Toys/Games/Hobbies: 2.1%
527,200	@, L	Leapfrog Enterprises, Inc.		3,716,760
				3,716,760
		Total Common Stock
		(Cost $180,115,223)		146,855,539
REAL ESTATE INVESTMENT TRUSTS: 0.9%
		Apartments: 0.9%
44,890	L	Apartment Investment & Management Co.		1,607,511
		Total Real Estate Investment Trusts
		(Cost $1,834,674)		1,607,511
		Total Long-Term Investments
		(Cost $181,949,897)		148,463,050

Principal Amount				Value
SHORT-TERM INVESTMENTS: 32.8%
		U.S. Government Agency Obligations: 6.0%
$10,533,000	Z	Federal Home Loan Bank, 1.300% due 04/01/08		$10,532,620
		Total U.S. Government Agency Obligations
		(Cost $10,532,620)		10,532,620
		Securities Lending Collateral(cc): 26.8%
47,133,000		Bank of New York Mellon Corp. Institutional Cash Reserves		47,133,000
		Total Securities Lending Collateral
		(Cost $47,133,000)		47,133,000
		Total Short-Term Investments
		(Cost $57,665,620)		57,665,620
		Total Investments in Securities
		(Cost $239,615,517)*	117.1%	$206,128,670
		Other Assets and Liabilities - Net	(17.1)	(30,134,878)
		Net Assets	100.0%	$175,993,792

	@	Non-income producing security
	@@	Foreign Issuer
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2008.
	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
	*	Cost for federal income tax purposes is $239,865,422.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$4,629,077
		Gross Unrealized Depreciation		(38,365,829)
		Net Unrealized Depreciation		$(33,736,752)

PORTFOLIO OF INVESTMENTS
ING Wells Fargo Small Cap Disciplined Portfolio	as of March 31, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolios own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolios investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$148,463,050	$—
Level 2- Other Significant Observable Inputs	10,532,620	—
Level 3- Significant Unobservable Inputs	—	—
Total	$158,995,670	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of March 31, 2008, were as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 12/31/07	$—	$—
Net purchases (sales)	—	—
Total realized and unrealized gain (loss)	—	—
Transfers in and/or out of Level 3	—	—
Balance at 03/31/08	$—	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

Item 2. Controls and Procedures.

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Investors Trust
By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	May 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	May 30, 2008
By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer
Date:	May 30, 2008